UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-2105

Fidelity Salem Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210
 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210
(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2016

Item 1.

Reports to Stockholders

Fidelity® U.S. Bond Index Fund (formerly Spartan® U.S. Bond Index Fund)

Institutional Class and Institutional Premium Class (formerly Fidelity Advantage® Institutional Class)

Annual Report

August 31, 2016

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended August 31, 2016	Past 1 year	Past 5 years	Past 10 years
Institutional Class	5.97%	3.21%	4.57%
Institutional Premium Class	5.98%	3.23%	4.58%

 The initial offering of Institutional Class shares took place on May 4, 2011. Returns prior to May 4, 2011 are those of Investor Class.

 The initial offering of Institutional Premium Class shares took place on May 4, 2011. Returns prior to May 4, 2011 are those of Investor Class.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® U.S. Bond Index Fund - Institutional Class on August 31, 2006.

The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Aggregate Bond Index performed over the same period.

See previous page for additional information regarding the performance of Institutional Class.

Period Ending Values
$15,631	Fidelity® U.S. Bond Index Fund - Institutional Class
$16,115	Barclays® U.S. Aggregate Bond Index

Management's Discussion of Fund Performance

Market Recap:  Taxable investment-grade bonds gained solidly for the 12 months ending August 31, 2016, a volatile period marked by persistent concern about global growth, divergent global monetary policies and Brexit – the U.K.’s late-June referendum vote to leave the European Union. The Barclays U.S. Aggregate Bond Index rose 5.97% the past year, gaining significant ground in the mid-to-late stages of the period. The return primarily was driven by bond-price gains, partly as foreign investors sought the relatively higher yields and stability of U.S. fixed-income securities. Bond yields trended lower and the yield curve flattened for much of the period, especially in early 2016, soon after the U.S. Federal Reserve raised policy interest rates. Still, U.S. yields remained higher than those in most industrial countries, especially in Japan and parts of Europe, where rates largely were negative. Within the Barclays index, investment-grade corporate bonds led all major market segments by far, with a return of 9.64%. U.S. Treasuries, meanwhile, lagged many spread-based sectors, returning 5.14%. Commercial mortgage-backed securities topped the index, returning 6.72%, although most other securitized sectors fell short. Riskier, non-core fixed-income segments, including emerging-markets debt, led the broader market amid a strong surge in the period’s second half.

Comments from Co-Portfolio Manager Brandon Bettencourt:  For the year, the fund’s share classes produced mid-single-digit gains that were roughly in line, net of fees, with the benchmark Barclays U.S. Aggregate Bond Index. These results met our goal of producing monthly returns, before expenses, that closely match the benchmark return. We used a method known as “stratified sampling,” or investing in representative securities, to construct a portfolio that approximately mirrored the structure of the index in terms of sector weightings, maturity distribution and credit quality. Also, we managed the portfolio so that it matched the benchmark in terms of overall sensitivity to changing interest rates and to changes in the yield curve, which plots bond yields relative to their maturities. Looking ahead, we expect the fund's performance to likely mirror the direction of the bond market itself, and to be shaped largely by expectations for a policy interest rate increase, which remains heavily dependent on confirmation from strong economic data.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Quality Diversification (% of fund's net assets)

As of August 31, 2016
U.S. Government and U.S. Government Agency Obligations	69.4%
AAA	4.8%
AA	3.7%
A	9.7%
BBB	13.3%
BB and Below	0.6%
Not Rated	0.3%
Short-Term Investments and Net Other Assets*	(1.8)%

 * Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

As of February 29, 2016
U.S. Government and U.S. Government Agency Obligations	68.9%
AAA	5.5%
AA	4.0%
A	10.5%
BBB	11.3%
BB and Below	0.5%
Not Rated	0.3%
Short-Term Investments and Net Other Assets*	(1.0)%

 * Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of August 31, 2016*
Corporate Bonds	26.1%
U.S. Government and U.S. Government Agency Obligations	69.4%
Asset-Backed Securities	0.5%
CMOs and Other Mortgage Related Securities	1.3%
Municipal Bonds	0.8%
Other Investments	3.7%
Short-Term Investments and Net Other Assets (Liabilities)**	(1.8)%

 * Foreign investments - 8.9%

 ** Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

As of February 29, 2016*
Corporate Bonds	25.1%
U.S. Government and U.S. Government Agency Obligations	68.9%
Asset-Backed Securities	0.7%
CMOs and Other Mortgage Related Securities	1.8%
Municipal Bonds	0.8%
Other Investments	3.7%
Short-Term Investments and Net Other Assets (Liabilities)**	(1.0)%

 * Foreign investments - 8.4%

 ** Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Investments August 31, 2016

Showing Percentage of Net Assets

Nonconvertible Bonds - 26.1%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 2.2%
Automobiles - 0.4%
American Honda Finance Corp.:
1.65% 7/12/21	$7,950	$7,925
2.125% 10/10/18	6,550	6,678
2.15% 3/13/20	8,550	8,714
2.25% 8/15/19	7,650	7,849
Ford Motor Co. 4.75% 1/15/43	7,650	8,275
General Motors Co.:
5.2% 4/1/45	4,270	4,546
6.6% 4/1/36	5,840	7,201
General Motors Financial Co., Inc.:
3.15% 1/15/20	6,630	6,769
4% 1/15/25	6,170	6,281
4.3% 7/13/25	12,400	12,845
4.375% 9/25/21	9,190	9,801
		86,884
Diversified Consumer Services - 0.1%
George Washington University 4.3% 9/15/44	2,000	2,235
Ingersoll-Rand Global Holding Co. Ltd. 2.875% 1/15/19	1,623	1,672
Massachusetts Institute of Technology:
3.885% 7/1/16	2,830	2,924
3.959% 7/1/38	4,725	5,489
Northwestern University 4.643% 12/1/44	3,350	4,295
President and Fellows of Harvard College 3.619% 10/1/37	1,000	1,120
Rice University 3.774% 5/15/55	1,900	2,128
Trustees of Princeton Univ. 5.7% 3/1/39	1,000	1,465
University Notre Dame du Lac 3.438% 2/15/45	3,330	3,555
University of Southern California 5.25% 10/1/2111	2,000	2,712
		27,595
Hotels, Restaurants & Leisure - 0.2%
McDonald's Corp.:
2.75% 12/9/20	2,300	2,393
3.7% 1/30/26	12,680	13,703
4.875% 12/9/45	5,430	6,423
5.35% 3/1/18	2,317	2,458
6.3% 3/1/38	7,045	9,368
Metropolitan Museum of Art 3.4% 7/1/45	3,000	3,191
Starbucks Corp.:
2.45% 6/15/26	10,000	10,191
3.85% 10/1/23	1,875	2,105
		49,832
Internet & Catalog Retail - 0.0%
Amazon.com, Inc. 4.8% 12/5/34	6,000	7,205
Media - 1.1%
21st Century Fox America, Inc.:
3.7% 10/15/25	7,000	7,636
5.4% 10/1/43	3,875	4,712
5.65% 8/15/20	1,000	1,142
6.15% 3/1/37	3,955	5,066
6.9% 3/1/19	2,110	2,377
6.9% 8/15/39	2,000	2,743
7.75% 12/1/45	3,160	4,802
AOL Time Warner, Inc.:
2.95% 7/15/26	8,000	8,160
7.625% 4/15/31	3,250	4,583
CBS Corp.:
4% 1/15/26	6,000	6,445
4.6% 1/15/45	7,300	7,701
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.908% 7/23/25 (a)	7,980	8,799
6.484% 10/23/45 (a)	4,690	5,763
Comcast Corp.:
2.35% 1/15/27	3,000	2,974
3.125% 7/15/22	3,000	3,202
3.15% 3/1/26	5,000	5,290
3.375% 8/15/25	13,700	14,767
4.65% 7/15/42	9,000	10,555
4.75% 3/1/44	5,400	6,465
5.7% 5/15/18	2,940	3,166
5.7% 7/1/19	8,500	9,520
6.4% 3/1/40	1,000	1,428
6.55% 7/1/39	3,000	4,319
6.95% 8/15/37	6,700	9,931
Discovery Communications LLC:
3.25% 4/1/23	2,338	2,339
4.875% 4/1/43	4,900	4,631
5.05% 6/1/20	3,200	3,520
NBCUniversal, Inc. 6.4% 4/30/40	3,000	4,277
Thomson Reuters Corp.:
1.3% 2/23/17	2,350	2,354
1.65% 9/29/17	8,000	8,031
4.7% 10/15/19	4,000	4,334
Time Warner Cable, Inc.:
4.5% 9/15/42	11,000	10,642
5.85% 5/1/17	5,801	5,969
6.75% 7/1/18	1,162	1,266
7.3% 7/1/38	4,000	5,195
8.75% 2/14/19	2,368	2,751
Time Warner, Inc.:
2.1% 6/1/19	3,000	3,044
3.55% 6/1/24	3,000	3,192
3.6% 7/15/25	6,340	6,790
4% 1/15/22	1,000	1,091
4.65% 6/1/44	3,000	3,326
4.85% 7/15/45	3,000	3,442
6.5% 11/15/36	5,724	7,439
Viacom, Inc.:
4.25% 9/1/23	7,775	8,238
4.375% 3/15/43	2,635	2,387
5.625% 9/15/19	1,000	1,104
6.125% 10/5/17	5,420	5,685
Walt Disney Co.:
1.125% 2/15/17	2,760	2,763
1.85% 5/30/19	1,500	1,526
1.85% 7/30/26	5,110	4,916
2.3% 2/12/21	4,740	4,900
2.55% 2/15/22	2,810	2,922
3.15% 9/17/25	9,470	10,310
4.125% 6/1/44	5,700	6,541
5.5% 3/15/19	2,000	2,210
		278,681
Multiline Retail - 0.1%
Kohl's Corp. 4.75% 12/15/23	7,800	8,440
Macy's Retail Holdings, Inc.:
2.875% 2/15/23	4,750	4,666
4.3% 2/15/43	4,750	4,047
Target Corp.:
3.875% 7/15/20	3,000	3,287
4% 7/1/42	7,000	7,755
		28,195
Specialty Retail - 0.3%
Advance Auto Parts, Inc. 4.5% 12/1/23	3,750	4,052
AutoZone, Inc.:
3.125% 7/15/23	3,825	3,978
3.25% 4/15/25	4,000	4,162
3.7% 4/15/22	5,500	5,868
Home Depot, Inc.:
2.25% 9/10/18	5,000	5,114
3% 4/1/26	10,030	10,694
3.75% 2/15/24	6,725	7,486
4.2% 4/1/43	1,575	1,787
4.25% 4/1/46	3,280	3,813
4.875% 2/15/44	2,875	3,573
5.875% 12/16/36	4,700	6,478
Lowe's Companies, Inc.:
1.625% 4/15/17	10,300	10,338
3.7% 4/15/46	2,000	2,090
4.625% 4/15/20	2,000	2,196
4.65% 4/15/42	6,500	7,688
5.8% 4/15/40	2,000	2,701
O'Reilly Automotive, Inc. 3.85% 6/15/23	2,825	3,027
		85,045

TOTAL CONSUMER DISCRETIONARY		563,437

CONSUMER STAPLES - 2.1%
Beverages - 0.7%
Anheuser-Busch Companies, Inc. 6.45% 9/1/37	4,073	5,583
Anheuser-Busch InBev Finance, Inc.:
1.25% 1/17/18	4,725	4,726
2.625% 1/17/23	2,825	2,883
2.65% 2/1/21	19,340	19,930
3.3% 2/1/23	10,250	10,756
3.65% 2/1/26	25,140	26,840
4.625% 2/1/44	5,750	6,683
4.7% 2/1/36	4,870	5,645
4.9% 2/1/46	13,000	15,720
Anheuser-Busch InBev Worldwide, Inc.:
5.375% 1/15/20	1,500	1,678
8.2% 1/15/39	2,800	4,570
Diageo Capital PLC:
1.5% 5/11/17	1,700	1,706
5.75% 10/23/17	5,185	5,448
Dr. Pepper Snapple Group, Inc. 2% 1/15/20	2,850	2,861
Molson Coors Brewing Co.:
2.1% 7/15/21	4,900	4,932
3% 7/15/26	7,000	7,085
4.2% 7/15/46	8,730	9,163
PepsiCo, Inc.:
2.15% 10/14/20	12,000	12,302
3.6% 8/13/42	3,000	3,146
4.25% 10/22/44	6,000	6,911
4.45% 4/14/46	800	966
4.875% 11/1/40	2,300	2,865
7.9% 11/1/18	6,000	6,859
The Coca-Cola Co.:
2.875% 10/27/25	9,580	10,087
3.15% 11/15/20	3,700	3,959
		183,304
Food & Staples Retailing - 0.5%
CVS Health Corp.:
2.25% 8/12/19	3,750	3,842
2.8% 7/20/20	8,400	8,748
3.875% 7/20/25	4,660	5,133
4.875% 7/20/35	3,100	3,694
5.125% 7/20/45	8,810	10,984
5.3% 12/5/43	4,391	5,492
Kroger Co.:
3.5% 2/1/26	4,000	4,306
5.15% 8/1/43	2,725	3,386
Sysco Corp.:
3.3% 7/15/26	3,280	3,433
3.75% 10/1/25	5,700	6,171
Wal-Mart Stores, Inc.:
1.125% 4/11/18	7,900	7,925
3.3% 4/22/24	19,000	20,769
5.625% 4/1/40	2,000	2,728
5.625% 4/15/41	4,600	6,288
6.5% 8/15/37	8,275	12,270
Walgreen Co. 3.1% 9/15/22	2,850	2,958
Walgreens Boots Alliance, Inc.:
2.6% 6/1/21	7,700	7,871
3.45% 6/1/26	5,000	5,201
		121,199
Food Products - 0.4%
Campbell Soup Co. 2.5% 8/2/22	4,750	4,861
ConAgra Foods, Inc.:
1.9% 1/25/18	5,675	5,714
3.2% 1/25/23	8,805	9,175
General Mills, Inc.:
2.2% 10/21/19	7,000	7,158
5.65% 2/15/19	13,501	14,884
H.J. Heinz Co.:
3% 6/1/26	8,500	8,614
5% 7/15/35	3,500	4,115
5.2% 7/15/45	5,180	6,210
Kellogg Co.:
3.125% 5/17/22	1,875	1,957
3.25% 5/21/18	2,800	2,887
3.25% 4/1/26	3,720	3,864
Kraft Foods Group, Inc.:
3.5% 6/6/22	11,650	12,440
5% 6/4/42	2,825	3,293
The J.M. Smucker Co. 2.5% 3/15/20	5,700	5,841
Tyson Foods, Inc. 3.95% 8/15/24	7,575	8,201
Unilever Capital Corp.:
2% 7/28/26	2,000	1,961
2.2% 3/6/19	7,475	7,653
3.1% 7/30/25	2,900	3,125
		111,953
Household Products - 0.2%
Kimberly-Clark Corp.:
1.9% 5/22/19	8,325	8,490
2.4% 3/1/22	5,200	5,379
2.4% 6/1/23	8,000	8,265
3.2% 7/30/46	2,500	2,505
Procter & Gamble Co.:
1.9% 11/1/19	4,000	4,089
2.3% 2/6/22	4,700	4,865
3.1% 8/15/23	10,000	10,807
		44,400
Personal Products - 0.0%
Colgate-Palmolive Co. 3.25% 3/15/24	10,000	11,017
Tobacco - 0.3%
Altria Group, Inc.:
2.85% 8/9/22	7,000	7,340
4.25% 8/9/42	9,780	10,970
Philip Morris International, Inc.:
1.875% 2/25/21	7,000	7,070
2.125% 5/10/23	3,100	3,100
3.875% 8/21/42	4,825	5,075
4.5% 3/26/20	2,000	2,201
4.875% 11/15/43	6,000	7,338
5.65% 5/16/18	6,789	7,296
6.375% 5/16/38	1,450	2,039
Reynolds American, Inc.:
4.45% 6/12/25	7,060	7,923
4.85% 9/15/23	1,800	2,065
5.85% 8/15/45	4,240	5,530
7.25% 6/15/37	7,220	9,965
		77,912

TOTAL CONSUMER STAPLES		549,785

ENERGY - 2.8%
Energy Equipment & Services - 0.1%
Baker Hughes, Inc. 5.125% 9/15/40	2,000	2,294
El Paso Pipeline Partners Operating Co. LLC 4.7% 11/1/42	3,800	3,511
Halliburton Co.:
3.8% 11/15/25	10,380	10,728
5% 11/15/45	7,540	8,300
6.15% 9/15/19	2,000	2,242
7.45% 9/15/39	1,500	2,099
Nabors Industries, Inc. 2.35% 9/15/16	7,475	7,476
		36,650
Oil, Gas & Consumable Fuels - 2.7%
Anadarko Petroleum Corp.:
3.45% 7/15/24	5,000	4,867
4.85% 3/15/21	6,145	6,537
6.2% 3/15/40	2,000	2,233
6.45% 9/15/36	2,675	3,088
6.6% 3/15/46	4,650	5,535
Apache Corp. 5.1% 9/1/40	3,000	3,130
Boardwalk Pipelines LP 4.95% 12/15/24	4,750	4,899
BP Capital Markets PLC:
2.241% 9/26/18	4,775	4,865
2.315% 2/13/20	1,800	1,838
2.5% 11/6/22	3,000	3,038
2.521% 1/15/20	6,000	6,173
3.062% 3/17/22	3,750	3,936
3.245% 5/6/22	7,750	8,187
4.5% 10/1/20	2,000	2,208
4.75% 3/10/19	1,000	1,081
Canadian Natural Resources Ltd.:
3.9% 2/1/25	1,875	1,889
5.7% 5/15/17	1,148	1,182
6.25% 3/15/38	6,850	7,529
Cenovus Energy, Inc.:
3% 8/15/22	1,700	1,621
3.8% 9/15/23	1,750	1,689
6.75% 11/15/39	2,000	2,135
Chevron Corp.:
1.104% 12/5/17	5,700	5,707
1.718% 6/24/18	7,525	7,603
1.961% 3/3/20	8,625	8,771
2.193% 11/15/19	11,400	11,650
2.954% 5/16/26	11,000	11,440
Columbia Pipeline Group, Inc.:
3.3% 6/1/20	3,043	3,149
4.5% 6/1/25	3,325	3,596
ConocoPhillips Co.:
2.2% 5/15/20	5,830	5,878
3.35% 5/15/25	6,810	6,946
4.95% 3/15/26	11,620	13,175
5.75% 2/1/19	2,902	3,173
6.5% 2/1/39	7,529	9,890
DCP Midstream Operating LP:
2.5% 12/1/17	5,700	5,679
3.875% 3/15/23	3,775	3,586
Devon Energy Corp.:
3.25% 5/15/22	4,000	3,969
5.6% 7/15/41	2,875	2,874
Ecopetrol SA:
5.375% 6/26/26	4,740	4,872
5.875% 5/28/45	3,800	3,557
El Paso Natural Gas Co. 5.95% 4/15/17	926	950
Enbridge Energy Partners LP:
4.2% 9/15/21	8,700	8,979
5.875% 12/15/16	1,000	1,011
6.5% 4/15/18	1,000	1,058
Enbridge, Inc. 3.5% 6/10/24	2,825	2,742
Encana Corp.:
3.9% 11/15/21	4,900	4,854
6.5% 2/1/38	5,000	5,004
Energy Transfer Partners LP:
3.6% 2/1/23	8,550	8,417
4.15% 10/1/20	4,500	4,720
5.15% 3/15/45	8,000	7,678
Enterprise Products Operating LP:
3.7% 2/15/26	1,770	1,845
3.95% 2/15/27	9,880	10,390
4.05% 2/15/22	9,325	10,057
4.85% 8/15/42	2,500	2,650
4.85% 3/15/44	5,000	5,295
5.7% 2/15/42	2,000	2,316
6.65% 4/15/18	2,000	2,157
7.55% 4/15/38	2,000	2,661
EOG Resources, Inc. 5.625% 6/1/19	1,000	1,092
Exxon Mobil Corp.:
3.043% 3/1/26	8,330	8,838
3.567% 3/6/45	6,650	7,056
Hess Corp.:
3.5% 7/15/24	3,800	3,733
5.6% 2/15/41	3,400	3,454
8.125% 2/15/19	6,000	6,778
Kinder Morgan Energy Partners LP:
2.65% 2/1/19	3,425	3,466
3.45% 2/15/23	12,200	12,078
3.5% 9/1/23	2,000	1,981
3.95% 9/1/22	7,000	7,245
5% 3/1/43	1,000	962
5.5% 3/1/44	6,997	7,104
5.625% 9/1/41	1,000	994
6.55% 9/15/40	3,000	3,259
Kinder Morgan, Inc. 5.3% 12/1/34	8,550	8,617
Magellan Midstream Partners LP:
5% 3/1/26	3,000	3,422
6.55% 7/15/19	4,592	5,170
Marathon Oil Corp. 3.85% 6/1/25	7,000	6,541
Marathon Petroleum Corp.:
5.125% 3/1/21	1,000	1,114
6.5% 3/1/41	1,000	1,123
Nexen, Inc. 5.875% 3/10/35	3,710	4,633
Occidental Petroleum Corp.:
2.7% 2/15/23	6,000	6,113
3.125% 2/15/22	2,000	2,106
ONEOK Partners LP:
3.2% 9/15/18	3,000	3,051
3.375% 10/1/22	5,000	5,034
Petro-Canada:
6.05% 5/15/18	3,650	3,909
6.8% 5/15/38	8,445	11,303
Petroleos Mexicanos:
3.125% 1/23/19	1,425	1,444
3.5% 7/18/18	5,925	6,059
3.5% 7/23/20	11,525	11,669
3.5% 1/30/23	6,725	6,535
4.875% 1/24/22	18,010	18,759
5.5% 6/27/44	8,600	8,170
5.625% 1/23/46	5,680	5,487
6.375% 1/23/45	10,400	10,952
Phillips 66 Co.:
4.875% 11/15/44	1,000	1,120
5.875% 5/1/42	9,500	11,980
Plains All American Pipeline LP/PAA Finance Corp.:
3.6% 11/1/24	7,200	6,985
4.65% 10/15/25	12,250	12,709
4.9% 2/15/45	1,900	1,749
5.75% 1/15/20	1,000	1,091
6.125% 1/15/17	1,795	1,824
6.65% 1/15/37	2,795	3,118
Shell International Finance BV:
1.125% 8/21/17	1,375	1,375
2.125% 5/11/20	8,300	8,470
2.375% 8/21/22	3,000	3,058
3.25% 5/11/25	4,160	4,417
4% 5/10/46	4,000	4,191
4.375% 5/11/45	7,120	7,838
6.375% 12/15/38	4,200	5,778
Spectra Energy Capital, LLC 5.65% 3/1/20	2,000	2,161
Spectra Energy Partners LP:
2.95% 9/25/18	2,877	2,930
4.75% 3/15/24	4,825	5,362
Statoil ASA:
1.2% 1/17/18	5,575	5,567
1.95% 11/8/18	7,300	7,387
2.25% 11/8/19	8,000	8,170
3.7% 3/1/24	3,650	3,959
5.1% 8/17/40	2,000	2,417
Suncor Energy, Inc.:
6.1% 6/1/18	11,244	12,076
6.85% 6/1/39	2,000	2,758
Sunoco Logistics Partner Operations LP 3.9% 7/15/26	7,520	7,595
The Williams Companies, Inc.:
4.55% 6/24/24	5,675	5,803
5.75% 6/24/44	1,900	1,952
Total Capital Canada Ltd. 1.45% 1/15/18	2,625	2,636
Total Capital International SA:
1.55% 6/28/17	5,000	5,019
2.1% 6/19/19	4,275	4,363
2.7% 1/25/23	1,900	1,971
2.75% 6/19/21	6,000	6,285
2.875% 2/17/22	4,175	4,341
3.75% 4/10/24	2,000	2,198
TransCanada PipeLines Ltd.:
2.5% 8/1/22	5,000	5,011
6.1% 6/1/40	6,700	8,578
Transcontinental Gas Pipe Line Co. LLC 4.45% 8/1/42	7,750	7,483
Valero Energy Corp. 6.625% 6/15/37	5,420	6,354
Western Gas Partners LP:
2.6% 8/15/18	4,375	4,376
4% 7/1/22	3,000	3,053
Williams Partners LP:
3.35% 8/15/22	2,800	2,737
3.9% 1/15/25	3,525	3,505
		686,960

TOTAL ENERGY		723,610

FINANCIALS - 8.5%
Banks - 4.0%
Australia & New Zealand Banking Group Ltd.:
1.875% 10/6/17	4,750	4,783
3.7% 11/16/25	6,640	7,366
Bank of America Corp.:
2% 1/11/18	3,550	3,571
2.6% 1/15/19	3,775	3,858
2.65% 4/1/19	17,925	18,343
4% 4/1/24	9,000	9,730
4% 1/22/25	6,000	6,248
4.1% 7/24/23	7,000	7,601
4.2% 8/26/24	8,500	9,016
4.25% 10/22/26	4,000	4,242
4.45% 3/3/26	13,000	13,988
4.875% 4/1/44	1,920	2,260
5% 5/13/21	4,000	4,487
5% 1/21/44	5,370	6,436
5.7% 1/24/22	6,250	7,291
5.75% 12/1/17	5,855	6,156
5.875% 1/5/21	6,640	7,650
Bank of Montreal:
1.4% 9/11/17	2,875	2,881
2.375% 1/25/19	3,700	3,775
Bank of Nova Scotia:
4.375% 1/13/21	1,000	1,100
4.5% 12/16/25	6,580	7,033
Banque Centrale de Tunisie 2.452% 7/24/21	8,500	8,851
Barclays PLC:
2.75% 11/8/19	10,000	10,081
3.25% 1/12/21	7,500	7,643
4.375% 1/12/26	5,000	5,220
5.25% 8/17/45	5,600	6,440
BB&T Corp.:
1.6% 8/15/17	5,700	5,726
2.05% 6/19/18	1,900	1,923
BNP Paribas SA:
2.375% 5/21/20	11,600	11,792
2.7% 8/20/18	4,900	5,010
BPCE SA:
2.25% 1/27/20	4,000	4,060
2.5% 7/15/19	12,100	12,351
4% 4/15/24	2,000	2,193
Branch Banking & Trust Co. 3.8% 10/30/26	3,000	3,284
Capital One Bank NA 3.375% 2/15/23	2,424	2,491
Capital One NA 2.4% 9/5/19	7,000	7,125
Citigroup, Inc.:
2.5% 9/26/18	750	763
2.5% 7/29/19	7,400	7,550
2.55% 4/8/19	3,700	3,774
3.7% 1/12/26	11,130	11,748
4.125% 7/25/28	9,370	9,528
4.4% 6/10/25	4,000	4,239
4.6% 3/9/26	6,000	6,447
4.75% 5/18/46	2,370	2,515
5.3% 5/6/44	2,000	2,317
5.5% 9/13/25	5,000	5,664
5.875% 1/30/42	1,675	2,170
8.125% 7/15/39	8,000	12,698
Citizens Financial Group, Inc. 2.375% 7/28/21	4,359	4,381
Comerica, Inc. 3.8% 7/22/26	3,650	3,778
Commonwealth Bank of Australia:
1.9% 9/18/17	4,750	4,778
2.3% 3/12/20	7,550	7,692
Corporacion Andina de Fomento:
1.5% 8/8/17	2,825	2,833
4.375% 6/15/22	14,100	15,598
Council of Europe Development Bank 1.625% 3/16/21	3,770	3,806
Credit Suisse Group Funding Guernsey Ltd.:
3.8% 9/15/22	12,530	12,785
3.8% 6/9/23 (a)	12,000	12,174
4.55% 4/17/26 (a)	8,500	8,977
4.875% 5/15/45	5,000	5,420
Credit Suisse New York Branch:
3% 10/29/21	3,000	3,095
3.625% 9/9/24	3,425	3,593
Discover Bank:
2% 2/21/18	7,375	7,404
3.45% 7/27/26	7,500	7,540
4.2% 8/8/23	7,000	7,499
Export-Import Bank of Korea:
2.875% 1/21/25	7,600	8,003
4% 1/11/17	11,380	11,490
5% 4/11/22	6,170	7,183
Fifth Third Bancorp:
3.5% 3/15/22	1,650	1,741
4.5% 6/1/18	824	863
8.25% 3/1/38	2,079	3,144
HSBC Holdings PLC:
3.4% 3/8/21	10,600	11,066
3.9% 5/25/26	11,000	11,476
4.25% 8/18/25	5,600	5,812
4.875% 1/14/22	10,100	11,228
5.1% 4/5/21	2,800	3,125
6.5% 9/15/37	10,500	13,613
HSBC U.S.A., Inc.:
2.25% 6/23/19	6,625	6,675
2.625% 9/24/18	7,500	7,628
3.5% 6/23/24	7,000	7,322
Huntington Bancshares, Inc.:
2.3% 1/14/22	9,400	9,360
2.6% 8/2/18	4,675	4,756
3.15% 3/14/21	9,500	9,873
Inter-American Development Bank:
1.75% 4/14/22	1,875	1,891
1.875% 6/16/20	5,270	5,381
1.875% 3/15/21	3,900	3,974
2% 6/2/26	4,000	4,082
Japan Bank International Cooperation:
1.75% 5/29/19	15,100	15,199
1.875% 7/21/26	3,800	3,783
2.125% 2/10/25	2,000	2,030
2.75% 1/21/26	3,170	3,395
JPMorgan Chase & Co.:
1.8% 1/25/18	16,250	16,356
2% 8/15/17	7,000	7,055
2.25% 1/23/20	8,875	8,994
2.35% 1/28/19	23,000	23,474
2.95% 10/1/26	4,730	4,759
3.25% 9/23/22	4,000	4,198
3.3% 4/1/26	9,000	9,329
3.375% 5/1/23	1,900	1,960
3.875% 9/10/24	7,725	8,154
4.125% 12/15/26	5,875	6,296
4.35% 8/15/21	2,000	2,205
4.5% 1/24/22	13,000	14,395
4.625% 5/10/21	1,500	1,663
4.85% 2/1/44	5,000	6,102
4.95% 6/1/45	2,550	2,950
5.5% 10/15/40	5,700	7,335
5.6% 7/15/41	1,500	1,946
6.3% 4/23/19	10,000	11,181
KeyCorp. 2.9% 9/15/20	5,800	6,019
Lloyds Bank PLC:
3.5% 5/14/25	8,600	9,129
4.65% 3/24/26	5,800	6,020
Lloyds Banking Group PLC 3.1% 7/6/21	10,000	10,160
Mitsubishi UFJ Financial Group, Inc. 3.85% 3/1/26	6,580	7,188
MUFG Union Bank NA 2.625% 9/26/18	2,750	2,803
Oesterreichische Kontrollbank 2.375% 10/1/21	4,725	4,916
Osterreichische Kontrollbank AG 1.125% 4/26/19	3,300	3,294
PNC Bank NA:
2.4% 10/18/19	4,750	4,870
2.6% 7/21/20	6,680	6,892
PNC Financial Services Group, Inc. 3.9% 4/29/24	5,650	6,085
PNC Funding Corp. 6.7% 6/10/19	2,500	2,852
Rabobank (Netherlands) NV:
3.95% 11/9/22	5,300	5,559
4.5% 1/11/21	1,000	1,109
5.25% 5/24/41	3,000	3,882
Rabobank Nederland 4.375% 8/4/25	6,000	6,349
Rabobank Nederland New York Branch 3.375% 5/21/25	3,750	4,005
Regions Financial Corp.:
2% 5/15/18	3,650	3,670
3.2% 2/8/21	14,100	14,618
Royal Bank of Canada:
2.15% 3/6/20	6,575	6,679
4.65% 1/27/26	9,390	10,327
Royal Bank of Scotland Group PLC 4.8% 4/5/26	6,600	6,906
Societe Generale SA 2.625% 10/1/18	3,750	3,828
Sumitomo Mitsui Banking Corp.:
2.25% 7/11/19	5,725	5,805
2.45% 1/16/20	5,000	5,089
2.5% 7/19/18	4,351	4,417
3.4% 7/11/24	5,725	6,098
SunTrust Banks, Inc.:
2.35% 11/1/18	3,000	3,049
2.5% 5/1/19	2,000	2,041
3.3% 5/15/26	7,600	7,810
Svenska Handelsbanken AB 2.5% 1/25/19	11,750	12,025
The Toronto-Dominion Bank:
2.375% 10/19/16	1,200	1,202
2.5% 12/14/20	14,020	14,408
U.S. Bancorp:
3.1% 4/27/26	9,000	9,306
4.125% 5/24/21	3,000	3,331
Wachovia Corp. 5.75% 6/15/17	2,905	3,007
Wells Fargo & Co.:
2.1% 5/8/17	2,725	2,742
2.6% 7/22/20	7,640	7,858
3.3% 9/9/24	4,625	4,886
3.45% 2/13/23	3,675	3,852
3.55% 9/29/25	4,240	4,539
3.9% 5/1/45	4,760	5,041
4.1% 6/3/26	3,225	3,501
4.4% 6/14/46	7,140	7,621
4.48% 1/16/24	3,816	4,226
4.9% 11/17/45	2,770	3,170
5.375% 11/2/43	1,850	2,222
5.606% 1/15/44	11,380	14,212
5.625% 12/11/17	5,972	6,295
Westpac Banking Corp.:
2% 8/14/17	5,000	5,035
2% 8/19/21	6,580	6,572
2.3% 5/26/20	3,000	3,051
2.85% 5/13/26	4,750	4,848
4.875% 11/19/19	3,700	4,052
Zions Bancorp. 4.5% 6/13/23	207	215
		1,033,902
Capital Markets - 1.3%
Affiliated Managers Group, Inc. 3.5% 8/1/25	4,750	4,741
Bank of New York Mellon Corp. 2.8% 5/4/26	5,630	5,805
BlackRock, Inc.:
3.5% 3/18/24	2,900	3,208
4.25% 5/24/21	6,500	7,242
Credit Suisse AG 6% 2/15/18	15,651	16,477
Deutsche Bank AG 4.5% 4/1/25	3,000	2,833
Deutsche Bank AG London Branch:
2.95% 8/20/20	9,800	9,778
4.1% 1/13/26	9,800	9,935
Eaton Vance Corp. 3.625% 6/15/23	2,825	2,989
Franklin Resources, Inc.:
1.375% 9/15/17	1,900	1,906
2.85% 3/30/25	3,800	3,920
Goldman Sachs Group, Inc.:
2.375% 1/22/18	9,950	10,077
2.55% 10/23/19	11,000	11,244
2.625% 1/31/19	12,850	13,179
2.9% 7/19/18	2,800	2,871
3.5% 1/23/25	5,000	5,191
3.625% 1/22/23	9,000	9,539
3.75% 2/25/26	5,820	6,161
3.85% 7/8/24	3,800	4,050
5.25% 7/27/21	4,500	5,108
5.625% 1/15/17	7,000	7,109
5.75% 1/24/22	4,300	4,986
5.95% 1/18/18	3,000	3,179
6% 6/15/20	1,650	1,883
6.15% 4/1/18	7,451	7,979
6.75% 10/1/37	14,860	19,060
Lazard Group LLC:
4.25% 11/14/20	2,650	2,808
6.85% 6/15/17	828	860
Merrill Lynch & Co., Inc.:
6.4% 8/28/17	3,140	3,290
6.875% 4/25/18	6,991	7,577
7.75% 5/14/38	4,175	6,161
Morgan Stanley:
2.125% 4/25/18	8,000	8,080
2.375% 7/23/19	7,550	7,678
2.5% 1/24/19	6,000	6,096
2.65% 1/27/20	11,000	11,283
3.125% 7/27/26	5,600	5,633
3.7% 10/23/24	6,000	6,358
3.75% 2/25/23	6,775	7,246
3.875% 4/29/24	9,000	9,670
3.875% 1/27/26	5,250	5,607
3.95% 4/23/27	19,030	19,771
4.3% 1/27/45	2,000	2,162
5.45% 1/9/17	236	240
5.5% 7/28/21	3,400	3,895
5.625% 9/23/19	2,000	2,223
5.75% 1/25/21	5,000	5,731
5.95% 12/28/17	5,745	6,079
6.375% 7/24/42	2,900	3,980
6.625% 4/1/18	5,055	5,446
7.25% 4/1/32	1,000	1,391
7.3% 5/13/19	3,000	3,425
State Street Corp. 2.65% 5/19/26	7,550	7,727
The Bank of New York Mellon Corp.:
2.6% 8/17/20	9,400	9,687
5.45% 5/15/19	2,000	2,210
		342,764
Consumer Finance - 0.7%
American Express Co.:
4.05% 12/3/42	6,975	7,430
7% 3/19/18	5,750	6,232
American Express Credit Corp. 2.375% 3/24/17	3,825	3,854
Capital One Financial Corp.:
3.75% 7/28/26	9,750	9,788
4.75% 7/15/21	4,000	4,466
Caterpillar Financial Services Corp.:
1.3% 3/1/18	3,650	3,659
1.7% 8/9/21	9,390	9,330
2% 3/5/20	3,900	3,956
2.1% 6/9/19	1,600	1,632
2.25% 12/1/19	6,600	6,761
2.4% 8/9/26	2,850	2,838
2.85% 6/1/22	4,000	4,180
Discover Financial Services:
5.2% 4/27/22	1,000	1,096
6.45% 6/12/17	2,263	2,343
Ford Motor Credit Co. LLC:
2.375% 3/12/19	2,425	2,457
2.875% 10/1/18	1,575	1,614
3% 6/12/17	3,000	3,036
3.2% 1/15/21	3,600	3,713
3.219% 1/9/22	3,500	3,603
3.336% 3/18/21	4,250	4,410
4.134% 8/4/25	7,000	7,426
4.25% 2/3/17	7,600	7,690
4.25% 9/20/22	1,800	1,945
4.375% 8/6/23	4,000	4,334
4.389% 1/8/26	3,290	3,561
5.875% 8/2/21	11,375	13,058
Synchrony Financial:
2.7% 2/3/20	8,000	8,064
3% 8/15/19	5,675	5,801
Toyota Motor Credit Corp.:
2.05% 1/12/17	9,000	9,034
2.1% 1/17/19	6,000	6,112
2.125% 7/18/19	10,400	10,626
2.15% 3/12/20	6,750	6,911
2.75% 5/17/21	2,600	2,719
		173,679
Diversified Financial Services - 0.9%
AB Svensk Exportkredit 1.25% 4/12/19	7,540	7,544
Berkshire Hathaway Finance Corp. 5.75% 1/15/40	5,000	6,802
Berkshire Hathaway, Inc.:
1.55% 2/9/18	4,575	4,608
3.125% 3/15/26	11,500	12,212
4.5% 2/11/43	2,000	2,368
Brixmor Operating Partnership LP:
3.25% 9/15/23	4,690	4,699
4.125% 6/15/26	7,550	7,836
Export Development Canada 1% 6/15/18	5,290	5,295
FMS Wertmanagement AoeR 1.125% 9/5/17	2,800	2,805
GE Capital International Funding Co.:
2.342% 11/15/20	5,694	5,859
4.418% 11/15/35	20,239	23,168
General Electric Capital Corp.:
4.65% 10/17/21	2,005	2,289
5.875% 1/14/38	4,474	6,122
6.875% 1/10/39	1,146	1,753
Goldman Sachs Group, Inc. 4.75% 10/21/45	7,830	8,938
ING U.S., Inc. 5.7% 7/15/43	3,750	4,292
IntercontinentalExchange, Inc.:
2.5% 10/15/18	4,675	4,786
3.75% 12/1/25	5,750	6,296
4% 10/15/23	3,750	4,135
International Bank for Reconstruction & Development:
1% 10/5/18	9,630	9,630
1.375% 5/24/21	5,659	5,649
KfW:
1% 1/26/18	11,500	11,504
1.125% 8/6/18	5,700	5,711
1.5% 2/6/19	4,200	4,238
1.5% 6/15/21	15,480	15,528
1.75% 10/15/19	15,575	15,834
1.875% 6/30/20	5,670	5,794
2% 5/2/25	3,825	3,912
2.5% 11/20/24	10,425	11,029
Landwirtschaftliche Rentenbank 1.75% 7/27/26	8,500	8,470
Ontario Province 2% 1/30/19	5,000	5,088
Svensk Exportkredit AB 1.75% 5/30/17	4,750	4,770
Voya Financial, Inc. 3.65% 6/15/26	10,489	10,573
		239,537
Insurance - 0.7%
ACE INA Holdings, Inc.:
3.35% 5/3/26	4,220	4,529
4.35% 11/3/45	4,000	4,716
5.9% 6/15/19	3,000	3,333
American International Group, Inc.:
3.375% 8/15/20	5,775	6,037
3.75% 7/10/25	2,850	3,006
3.875% 1/15/35	2,700	2,680
3.9% 4/1/26	3,770	3,958
4.5% 7/16/44	8,875	9,223
4.875% 6/1/22	9,000	10,076
5.85% 1/16/18	2,000	2,115
6.4% 12/15/20	2,900	3,412
Aon PLC:
3.5% 6/14/24	2,000	2,097
4% 11/27/23	3,000	3,257
4.6% 6/14/44	1,600	1,704
4.75% 5/15/45	5,880	6,528
Baylor Scott & White Holdings 3.967% 11/15/46	2,500	2,710
Hartford Financial Services Group, Inc. 5.125% 4/15/22	4,750	5,381
Marsh & McLennan Companies, Inc.:
2.3% 4/1/17	5,000	5,028
2.35% 9/10/19	3,850	3,913
2.35% 3/6/20	4,750	4,830
2.55% 10/15/18	5,800	5,896
3.5% 6/3/24	1,900	1,992
4.05% 10/15/23	6,775	7,352
MetLife, Inc.:
4.721% 12/15/44 (b)	5,000	5,491
5.875% 2/6/41	2,400	3,018
7.717% 2/15/19	9,000	10,336
Pricoa Global Funding I 8.875% 6/15/38 (b)	2,944	3,275
Progressive Corp. 2.45% 1/15/27	4,740	4,715
Prudential Financial, Inc.:
2.3% 8/15/18	4,900	4,977
5.1% 8/15/43	4,000	4,503
5.4% 6/13/35	447	517
5.625% 5/12/41	2,000	2,424
5.7% 12/14/36	380	463
6.2% 11/15/40	2,400	3,018
7.375% 6/15/19	3,000	3,452
The Chubb Corp.:
5.75% 5/15/18	4,175	4,488
6.5% 5/15/38	3,510	5,109
The Travelers Companies, Inc.:
4.3% 8/25/45	1,460	1,708
6.25% 6/15/37	8,350	11,720
		172,987
Real Estate Investment Trusts - 0.5%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	3,788	3,830
3.9% 6/15/23	5,650	5,888
American Tower Corp. 3.4% 2/15/19	7,475	7,783
Boston Properties, Inc.:
3.125% 9/1/23	1,900	1,967
4.125% 5/15/21	2,100	2,292
DDR Corp.:
3.375% 5/15/23	2,825	2,849
4.625% 7/15/22	1,900	2,064
Duke Realty LP:
3.625% 4/15/23	2,750	2,902
3.75% 12/1/24	5,750	6,117
6.5% 1/15/18	1,000	1,064
ERP Operating LP:
2.375% 7/1/19	5,750	5,859
3% 4/15/23	1,875	1,928
4.625% 12/15/21	5,700	6,387
Federal Realty Investment Trust 3% 8/1/22	4,750	4,936
HCP, Inc. 3.875% 8/15/24	7,575	7,751
Health Care REIT, Inc.:
2.25% 3/15/18	2,470	2,492
3.75% 3/15/23	8,660	9,116
HRPT Properties Trust:
6.25% 6/15/17	1,221	1,235
6.65% 1/15/18	612	635
Kimco Realty Corp. 6.875% 10/1/19	1,000	1,148
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	8,000	8,157
4.5% 1/15/25	4,750	4,821
4.5% 4/1/27	9,500	9,608
Simon Property Group LP:
2.8% 1/30/17	4,700	4,713
4.125% 12/1/21	3,200	3,536
5.65% 2/1/20	4,300	4,832
Weingarten Realty Investors 3.5% 4/15/23	3,800	3,894
		117,804
Real Estate Management & Development - 0.3%
Brandywine Operating Partnership LP 3.95% 2/15/23	3,800	3,888
CBRE Group, Inc. 4.875% 3/1/26	5,700	6,001
Liberty Property LP:
3.375% 6/15/23	2,775	2,826
3.75% 4/1/25	4,750	4,929
4.4% 2/15/24	7,425	8,030
4.75% 10/1/20	1,000	1,083
5.5% 12/15/16	1,000	1,012
Mack-Cali Realty LP:
2.5% 12/15/17	3,825	3,841
3.15% 5/15/23	4,700	4,375
4.5% 4/18/22	4,210	4,303
Tanger Properties LP:
3.75% 12/1/24	6,500	6,820
6.125% 6/1/20	4,408	5,007
Ventas Realty LP:
3.125% 6/15/23	6,315	6,438
3.5% 2/1/25	4,000	4,144
4.125% 1/15/26	1,450	1,570
4.375% 2/1/45	3,000	3,110
Ventas Realty LP/Ventas Capital Corp. 2% 2/15/18	4,750	4,778
		72,155
Thrifts & Mortgage Finance - 0.1%
Fannie Mae 1.25% 8/17/21	30,311	30,154

TOTAL FINANCIALS		2,182,982

HEALTH CARE - 2.7%
Biotechnology - 0.5%
AbbVie, Inc.:
1.75% 11/6/17	5,700	5,726
2.3% 5/14/21	2,730	2,758
2.5% 5/14/20	7,100	7,262
2.9% 11/6/22	5,700	5,871
3.6% 5/14/25	9,000	9,517
4.3% 5/14/36	2,760	2,917
4.4% 11/6/42	4,775	5,089
4.7% 5/14/45	8,980	9,997
Amgen, Inc.:
2.2% 5/22/19	11,425	11,665
2.5% 11/15/16	2,000	2,006
3.125% 5/1/25	2,000	2,099
3.875% 11/15/21	9,600	10,445
4.4% 5/1/45	4,000	4,299
4.663% 6/15/51 (a)	12,474	13,429
5.85% 6/1/17	2,928	3,029
Celgene Corp.:
3.875% 8/15/25	9,500	10,260
5% 8/15/45	4,300	4,962
Gilead Sciences, Inc.:
2.55% 9/1/20	4,740	4,920
3.65% 3/1/26	6,180	6,700
4.75% 3/1/46	11,000	12,799
		135,750
Health Care Equipment & Supplies - 0.3%
Becton, Dickinson & Co.:
2.675% 12/15/19	5,854	6,059
4.685% 12/15/44	10,180	11,817
Danaher Corp. 2.4% 9/15/20	7,361	7,600
Medtronic, Inc.:
2.5% 3/15/20	15,100	15,634
4.625% 3/15/45	12,925	15,527
Zimmer Biomet Holdings, Inc. 3.55% 4/1/25	11,380	11,849
		68,486
Health Care Providers & Services - 0.7%
Aetna, Inc.:
1.5% 11/15/17	1,958	1,963
2.4% 6/15/21	3,700	3,754
3.2% 6/15/26	7,400	7,535
4.125% 6/1/21	7,000	7,559
4.125% 11/15/42	4,411	4,627
4.25% 6/15/36	3,700	3,849
Catholic Health Initiatives:
1.6% 11/1/17	2,750	2,751
4.35% 11/1/42	2,000	1,991
Childrens Hosp Medical Ctr 4.268% 5/15/44	3,320	3,823
Cigna Corp. 4% 2/15/22	4,600	4,968
Coventry Health Care, Inc. 5.95% 3/15/17	1,731	1,774
Express Scripts Holding Co.:
2.25% 6/15/19	3,800	3,862
3% 7/15/23	10,000	10,157
4.5% 2/25/26	7,030	7,763
6.125% 11/15/41	3,000	3,776
Express Scripts, Inc. 7.25% 6/15/19	2,000	2,293
Kaiser Foundation Hospitals 4.875% 4/1/42	1,800	2,244
McKesson Corp.:
1.4% 3/15/18	4,725	4,727
3.796% 3/15/24	5,000	5,422
4.883% 3/15/44	5,000	5,975
Memorial Sloan-Kettring Cancer Center 4.2% 7/1/55	3,000	3,423
New York & Presbyterian Hospital:
4.024% 8/1/45	3,500	3,896
4.063% 8/1/56	2,630	2,897
NYU Hospitals Center 4.784% 7/1/44	7,600	8,827
Partners Healthcare System, Inc. 4.117% 7/1/55	3,500	3,961
UnitedHealth Group, Inc.:
1.625% 3/15/19	4,878	4,907
2.3% 12/15/19	8,625	8,872
2.7% 7/15/20	6,000	6,256
2.875% 12/15/21	2,575	2,710
3.75% 7/15/25	3,500	3,877
4.375% 3/15/42	11,800	13,618
4.75% 7/15/45	1,670	2,069
WellPoint, Inc.:
1.875% 1/15/18	2,000	2,011
3.3% 1/15/23	2,000	2,093
4.625% 5/15/42	2,600	2,876
4.65% 1/15/43	2,000	2,235
5.8% 8/15/40	4,000	5,051
		170,392
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.:
2.4% 2/1/19	2,850	2,904
3% 4/15/23	4,670	4,783
4.15% 2/1/24	4,379	4,799
5.3% 2/1/44	5,820	7,081
		19,567
Pharmaceuticals - 1.1%
Actavis Funding SCS:
3% 3/12/20	22,800	23,567
3.45% 3/15/22	18,025	18,864
3.8% 3/15/25	8,820	9,308
4.55% 3/15/35	6,650	7,161
4.75% 3/15/45	3,930	4,311
AstraZeneca PLC:
4.375% 11/16/45	4,540	5,143
5.9% 9/15/17	4,505	4,723
6.45% 9/15/37	3,250	4,584
Bristol-Myers Squibb Co. 3.25% 8/1/42	2,800	2,873
GlaxoSmithKline Capital, Inc.:
5.65% 5/15/18	8,585	9,218
6.375% 5/15/38	7,218	10,523
Johnson & Johnson:
1.65% 3/1/21	3,770	3,820
2.45% 3/1/26	5,590	5,771
4.5% 12/5/43	6,625	8,560
4.85% 5/15/41	4,260	5,671
Merck & Co., Inc.:
1.3% 5/18/18	7,000	7,040
1.85% 2/10/20	9,000	9,192
2.4% 9/15/22	2,000	2,064
3.6% 9/15/42	2,000	2,116
3.7% 2/10/45	6,400	6,861
3.875% 1/15/21	1,000	1,095
5% 6/30/19	5,970	6,590
Mylan N.V.:
3.95% 6/15/26 (a)	2,830	2,916
5.25% 6/15/46 (a)	3,300	3,627
Mylan, Inc. 1.35% 11/29/16	5,295	5,301
Novartis Capital Corp.:
2.4% 9/21/22	3,750	3,901
3% 11/20/25	10,470	11,176
3.7% 9/21/42	2,825	3,040
4% 11/20/45	5,240	6,004
Perrigo Co. PLC:
2.3% 11/8/18	4,609	4,632
4% 11/15/23	5,000	5,147
Perrigo Finance PLC:
4.375% 3/15/26	3,100	3,236
4.9% 12/15/44	3,089	3,182
Pfizer, Inc.:
4.4% 5/15/44	4,190	4,889
6.2% 3/15/19	4,000	4,474
7.2% 3/15/39	5,400	8,286
Sanofi SA 1.25% 4/10/18	7,550	7,566
Teva Pharmaceutical Finance Netherlands III BV:
2.2% 7/21/21	14,100	14,105
2.8% 7/21/23	11,370	11,416
3.15% 10/1/26	4,700	4,732
4.1% 10/1/46	8,449	8,631
Watson Pharmaceuticals, Inc.:
1.875% 10/1/17	3,125	3,139
3.25% 10/1/22	3,000	3,113
Zoetis, Inc.:
1.875% 2/1/18	1,000	1,002
3.25% 2/1/23	5,000	5,144
4.7% 2/1/43	1,300	1,387
		289,101

TOTAL HEALTH CARE		683,296

INDUSTRIALS - 1.8%
Aerospace & Defense - 0.4%
Honeywell International, Inc. 5.375% 3/1/41	1,400	1,882
Lockheed Martin Corp.:
2.125% 9/15/16	3,000	3,001
3.55% 1/15/26	7,600	8,252
4.7% 5/15/46	5,700	6,825
4.85% 9/15/41	2,700	3,220
Northrop Grumman Corp.:
1.75% 6/1/18	6,900	6,958
3.85% 4/15/45	1,875	1,999
4.75% 6/1/43	4,000	4,863
Precision Castparts Corp. 3.25% 6/15/25	5,700	6,135
Raytheon Co.:
3.125% 10/15/20	2,000	2,128
3.15% 12/15/24	8,900	9,578
4.875% 10/15/40	1,000	1,248
The Boeing Co.:
2.5% 3/1/25	4,600	4,736
6% 3/15/19	1,000	1,116
6.875% 3/15/39	3,300	5,005
United Technologies Corp.:
3.1% 6/1/22	2,875	3,082
4.5% 4/15/20	4,000	4,447
4.5% 6/1/42	7,380	8,748
5.7% 4/15/40	2,000	2,714
6.125% 2/1/19	4,000	4,460
		90,397
Air Freight & Logistics - 0.1%
FedEx Corp.:
2.3% 2/1/20	11,350	11,625
3.2% 2/1/25	3,820	4,007
3.9% 2/1/35	5,900	6,160
4.55% 4/1/46	1,500	1,666
United Parcel Service, Inc. 6.2% 1/15/38	2,500	3,657
		27,115
Airlines - 0.1%
American Airlines pass-thru trust equipment trust certificate 4.95% 7/15/24	2,997	3,278
American Airlines, Inc. equipment trust certificate 3.2% 12/15/29	7,800	8,132
Continental Airlines, Inc.:
4% 4/29/26	4,099	4,396
6.648% 3/15/19	412	420
6.9% 7/2/19	130	133
United Airlines 2015-1 Class AA Pass Through Trust 3.45% 12/1/27	706	749
United Airlines Pass-through Trust equipment trust certificate 3.1% 1/7/30	9,450	9,781
		26,889
Commercial Services & Supplies - 0.1%
Republic Services, Inc.:
2.9% 7/1/26	4,220	4,299
3.2% 3/15/25	11,275	11,782
5.5% 9/15/19	4,000	4,443
Waste Management, Inc. 2.9% 9/15/22	6,675	6,977
		27,501
Electrical Equipment - 0.1%
Eaton Corp.:
1.5% 11/2/17	4,775	4,792
2.75% 11/2/22	5,725	5,908
4% 11/2/32	1,900	2,051
4.15% 11/2/42	1,900	2,085
Fortive Corp. 2.35% 6/15/21 (a)	6,600	6,690
General Electric Capital Corp. 6.15% 8/7/37	544	762
		22,288
Industrial Conglomerates - 0.2%
3M Co. 2% 6/26/22	4,000	4,073
Covidien International Finance SA:
3.2% 6/15/22	2,150	2,274
6% 10/15/17	2,902	3,057
Danaher Corp. 4.375% 9/15/45	2,370	2,873
General Electric Co.:
3.375% 3/11/24	5,500	6,018
4.5% 3/11/44	11,000	13,047
5.25% 12/6/17	18,540	19,504
Roper Technologies, Inc. 2.05% 10/1/18	5,675	5,740
		56,586
Machinery - 0.3%
Caterpillar, Inc.:
2.6% 6/26/22	6,000	6,247
3.803% 8/15/42	2,500	2,624
5.3% 9/15/35	7,000	8,650
Deere & Co. 5.375% 10/16/29	1,000	1,283
Ingersoll-Rand Luxembourg Finance SA:
2.625% 5/1/20	5,093	5,201
4.65% 11/1/44	6,000	6,694
John Deere Capital Corp.:
1.2% 10/10/17	1,550	1,553
1.3% 3/12/18	3,675	3,686
1.95% 12/13/18	4,825	4,908
1.95% 3/4/19	9,600	9,758
2.05% 3/10/20	7,675	7,794
2.25% 4/17/19	10,250	10,524
2.65% 6/10/26	5,000	5,139
2.8% 1/27/23	5,000	5,211
2.8% 3/6/23	3,250	3,403
		82,675
Road & Rail - 0.4%
Burlington Northern Santa Fe Corp. 4.7% 10/1/19	5,000	5,508
Burlington Northern Santa Fe LLC:
3% 3/15/23	2,800	2,960
3.05% 3/15/22	10,000	10,589
3.9% 8/1/46	4,640	5,036
4.15% 4/1/45	1,700	1,903
4.375% 9/1/42	4,500	5,163
4.55% 9/1/44	3,000	3,546
4.9% 4/1/44	4,000	4,937
Canadian National Railway Co. 2.85% 12/15/21	5,000	5,258
CSX Corp.:
3.4% 8/1/24	4,625	4,951
3.95% 5/1/50	3,575	3,689
4.1% 3/15/44	6,775	7,370
7.375% 2/1/19	10,000	11,369
Norfolk Southern Corp.:
3% 4/1/22	7,500	7,844
3.25% 12/1/21	5,000	5,284
3.95% 10/1/42	1,900	2,011
4.65% 1/15/46	3,260	3,824
Union Pacific Corp.:
2.75% 3/1/26	6,660	6,898
3.35% 8/15/46	4,720	4,726
4.75% 9/15/41	2,800	3,373
		106,239
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
3.375% 6/1/21	12,024	12,445
3.75% 2/1/22	3,820	3,990
		16,435

TOTAL INDUSTRIALS		456,125

INFORMATION TECHNOLOGY - 1.8%
Communications Equipment - 0.1%
Cisco Systems, Inc.:
3.5% 6/15/25	4,270	4,754
4.45% 1/15/20	2,000	2,198
4.95% 2/15/19	3,479	3,788
5.9% 2/15/39	12,416	17,097
		27,837
Electronic Equipment & Components - 0.2%
Corning, Inc. 4.75% 3/15/42	5,000	5,339
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
4.42% 6/15/21 (a)	14,660	15,337
6.02% 6/15/26 (a)	14,140	15,158
Tyco Electronics Group SA:
2.35% 8/1/19	5,000	5,067
2.375% 12/17/18	3,000	3,054
3.45% 8/1/24	3,650	3,815
6.55% 10/1/17	2,338	2,466
7.125% 10/1/37	2,475	3,538
		53,774
Internet Software & Services - 0.1%
Alphabet, Inc. 3.625% 5/19/21	3,780	4,141
Apple, Inc. 2.25% 2/23/21	15,000	15,393
		19,534
IT Services - 0.3%
Apple, Inc. 4.5% 2/23/36	4,260	4,922
IBM Corp.:
1.25% 2/6/17	11,250	11,276
3.625% 2/12/24	10,000	10,953
4.7% 2/19/46	4,950	5,874
7.625% 10/15/18	13,000	14,699
Visa, Inc.:
2.2% 12/14/20	5,700	5,865
3.15% 12/14/25	9,010	9,622
4.3% 12/14/45	6,640	7,860
Xerox Corp.:
2.75% 3/15/19	5,000	4,996
4.5% 5/15/21	4,000	4,178
5.625% 12/15/19	1,000	1,082
		81,327
Semiconductors & Semiconductor Equipment - 0.1%
Intel Corp.:
3.3% 10/1/21	15,000	16,186
4.1% 5/19/46	2,500	2,729
4.9% 7/29/45	3,000	3,645
Texas Instruments, Inc. 1.75% 5/1/20	3,800	3,839
		26,399
Software - 0.7%
Microsoft Corp.:
1.55% 8/8/21	8,660	8,643
2.7% 2/12/25	17,175	17,764
3.45% 8/8/36	6,100	6,281
3.625% 12/15/23	26,150	28,847
3.7% 8/8/46	11,000	11,428
4.2% 6/1/19	2,000	2,161
4.45% 11/3/45	12,570	14,619
5.3% 2/8/41	1,500	1,923
Oracle Corp.:
1.9% 9/15/21	8,400	8,417
2.25% 10/8/19	4,725	4,872
2.5% 5/15/22	9,600	9,843
2.65% 7/15/26	9,000	9,092
2.95% 5/15/25	5,000	5,180
3.4% 7/8/24	4,725	5,067
3.85% 7/15/36	4,000	4,218
4.125% 5/15/45	3,000	3,203
4.3% 7/8/34	3,875	4,298
5.375% 7/15/40	12,500	15,668
5.75% 4/15/18	7,400	7,947
		169,471
Technology Hardware, Storage & Peripherals - 0.3%
Apple, Inc.:
2.1% 5/6/19	6,475	6,625
2.45% 8/4/26	10,050	10,078
2.7% 5/13/22	6,650	6,944
3.2% 5/13/25	10,490	11,209
3.85% 5/4/43	13,000	13,493
4.65% 2/23/46	5,650	6,601
Hewlett Packard Enterprise Co.:
3.6% 10/15/20 (a)	7,130	7,450
4.9% 10/15/25 (a)	9,750	10,397
6.2% 10/15/35 (a)	3,890	4,082
6.35% 10/15/45 (a)	1,880	1,940
HP, Inc.:
4.3% 6/1/21	2,780	2,999
6% 9/15/41	1,500	1,547
		83,365

TOTAL INFORMATION TECHNOLOGY		461,707

MATERIALS - 1.0%
Chemicals - 0.5%
Air Products & Chemicals, Inc. 4.375% 8/21/19	1,000	1,087
Albemarle Corp. U.S. 3% 12/1/19	2,850	2,912
E.I. du Pont de Nemours & Co.:
3.625% 1/15/21	5,000	5,371
4.15% 2/15/43	4,000	4,221
4.625% 1/15/20	3,000	3,291
Ecolab, Inc.:
1.45% 12/8/17	6,650	6,668
2.25% 1/12/20	3,775	3,852
5.5% 12/8/41	3,000	3,772
Lubrizol Corp. 8.875% 2/1/19	919	1,080
LYB International Finance BV:
4% 7/15/23	5,625	6,124
4.875% 3/15/44	5,850	6,372
LyondellBasell Industries NV:
4.625% 2/26/55	3,740	3,752
5% 4/15/19	3,000	3,228
Monsanto Co.:
2.125% 7/15/19	7,458	7,582
2.75% 7/15/21	6,357	6,512
2.85% 4/15/25	3,825	3,840
3.95% 4/15/45	1,390	1,348
Potash Corp. of Saskatchewan, Inc.:
3.25% 12/1/17	3,800	3,888
4.875% 3/30/20	1,500	1,638
5.625% 12/1/40	1,800	2,194
Praxair, Inc.:
2.2% 8/15/22	2,000	2,030
2.45% 2/15/22	4,650	4,769
3.2% 1/30/26	6,340	6,830
3.55% 11/7/42	2,000	2,123
The Dow Chemical Co.:
3% 11/15/22	4,900	5,072
4.125% 11/15/21	7,700	8,419
4.375% 11/15/42	4,875	5,042
8.55% 5/15/19	2,358	2,782
9.4% 5/15/39	3,000	4,923
The Mosaic Co. 5.625% 11/15/43	3,750	4,113
		124,835
Containers & Packaging - 0.1%
Bemis Co., Inc. 6.8% 8/1/19	3,000	3,385
International Paper Co.:
3.65% 6/15/24	4,725	4,986
3.8% 1/15/26	2,880	3,041
4.4% 8/15/47	3,800	3,861
4.75% 2/15/22	11,500	12,753
5.15% 5/15/46	1,810	2,035
		30,061
Metals & Mining - 0.4%
Barrick Gold Corp. 5.25% 4/1/42	4,500	4,930
BHP Billiton Financial (U.S.A.) Ltd.:
2.05% 9/30/18	8,075	8,189
2.875% 2/24/22	9,300	9,745
5% 9/30/43	3,000	3,582
6.5% 4/1/19	2,500	2,809
Newmont Mining Corp. 5.125% 10/1/19	1,000	1,089
Nucor Corp.:
4% 8/1/23	3,000	3,239
5.2% 8/1/43	4,000	4,620
Rio Tinto Finance (U.S.A.) Ltd.:
3.75% 9/20/21	3,200	3,452
3.75% 6/15/25	21,300	22,557
7.125% 7/15/28	2,000	2,619
Rio Tinto Finance (U.S.A.) PLC 2.875% 8/21/22	6,000	6,168
Southern Copper Corp.:
3.875% 4/23/25	3,670	3,673
5.25% 11/8/42	5,775	5,498
Vale Overseas Ltd.:
4.375% 1/11/22	11,400	11,098
5.625% 9/15/19	6,210	6,513
6.25% 1/23/17	9,395	9,559
		109,340

TOTAL MATERIALS		264,236

TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 1.0%
AT&T, Inc.:
2.45% 6/30/20	5,360	5,468
2.8% 2/17/21	9,000	9,275
3.4% 5/15/25	9,270	9,544
4.125% 2/17/26	21,770	23,639
4.35% 6/15/45	24,760	24,958
4.75% 5/15/46	4,000	4,277
5.55% 8/15/41	7,300	8,621
5.8% 2/15/19	4,000	4,404
5.875% 10/1/19	2,905	3,265
6.3% 1/15/38	838	1,060
6.35% 3/15/40	1,000	1,267
6.375% 3/1/41	6,850	8,711
British Telecommunications PLC 9.375% 12/15/30 (b)	4,515	7,368
Deutsche Telekom International Financial BV 6.75% 8/20/18	3,595	3,971
Orange SA 5.375% 7/8/19	4,000	4,422
Telefonica Emisiones S.A.U.:
5.462% 2/16/21	2,700	3,082
5.877% 7/15/19	2,000	2,224
7.045% 6/20/36	2,600	3,487
Verizon Communications, Inc.:
2.625% 8/15/26	11,920	11,794
3.5% 11/1/24	3,000	3,217
4.272% 1/15/36	24,278	25,490
4.4% 11/1/34	3,775	4,014
4.5% 9/15/20	23,600	26,044
4.75% 11/1/41	1,000	1,071
5.012% 8/21/54	12,557	13,768
6.25% 4/1/37	3,121	4,006
6.55% 9/15/43	12,516	16,941
6.9% 4/15/38	6,025	8,148
Verizon Global Funding Corp. 5.85% 9/15/35	3,190	3,985
		247,521
Wireless Telecommunication Services - 0.2%
America Movil S.A.B. de CV:
3.125% 7/16/22	5,275	5,459
6.125% 11/15/37	8,365	10,420
AT&T, Inc. 4.55% 3/9/49	183	183
Rogers Communications, Inc.:
3.625% 12/15/25	2,000	2,174
4.1% 10/1/23	4,825	5,366
5.45% 10/1/43	5,775	7,127
Vodafone Group PLC:
1.25% 9/26/17	4,000	3,999
1.5% 2/19/18	7,700	7,699
2.5% 9/26/22	3,000	3,035
2.95% 2/19/23	6,900	7,146
5.45% 6/10/19	6,000	6,603
		59,211

TOTAL TELECOMMUNICATION SERVICES		306,732

UTILITIES - 2.0%
Electric Utilities - 1.4%
Alabama Power Co.:
3.75% 3/1/45	1,000	1,059
4.15% 8/15/44	4,650	5,196
5.2% 6/1/41	3,850	4,913
AmerenUE:
3.9% 9/15/42	3,700	4,041
6.4% 6/15/17	2,959	3,079
American Electric Power Co., Inc.:
1.65% 12/15/17	4,000	4,008
2.95% 12/15/22	4,000	4,170
Appalachian Power Co. 4.45% 6/1/45	6,000	6,637
Baltimore Gas & Electric Co. 3.35% 7/1/23	2,850	3,035
Carolina Power & Light Co. 2.8% 5/15/22	4,350	4,551
CenterPoint Energy Houston Electric LLC 3.55% 8/1/42	1,900	1,954
Cleco Corporate Holdings LLC 3.743% 5/1/26 (a)	5,660	5,944
Cleveland Electric Illuminating Co. 8.875% 11/15/18	2,000	2,300
Commonwealth Edison Co.:
3.1% 11/1/24	10,000	10,558
3.4% 9/1/21	1,000	1,075
3.65% 6/15/46	2,860	3,020
3.7% 3/1/45	3,100	3,271
5.8% 3/15/18	9,945	10,636
Detroit Edison Co. 2.65% 6/15/22	8,000	8,277
Duke Energy Carolinas LLC:
3.75% 6/1/45	2,000	2,122
4% 9/30/42	3,750	4,112
5.25% 1/15/18	4,355	4,586
Duke Energy Corp.:
2.1% 6/15/18	4,650	4,706
2.65% 9/1/26	6,650	6,618
3.75% 4/15/24	6,000	6,514
3.75% 9/1/46	4,750	4,764
3.95% 10/15/23	2,443	2,690
4.8% 12/15/45	2,790	3,287
Duke Energy Progress, Inc.:
4.15% 12/1/44	1,800	2,034
4.375% 3/30/44	2,000	2,317
Edison International:
2.95% 3/15/23	8,190	8,425
3.75% 9/15/17	3,000	3,079
Entergy Corp.:
2.95% 9/1/26	4,700	4,739
4% 7/15/22	6,640	7,139
Eversource Energy 3.35% 3/15/26	6,610	6,993
Exelon Corp.:
3.95% 6/15/25	7,830	8,553
5.1% 6/15/45	1,100	1,308
Florida Power & Light Co.:
3.125% 12/1/25	2,500	2,670
3.25% 6/1/24	4,725	5,062
4.05% 10/1/44	5,419	6,231
Hydro-Quebec 1.375% 6/19/17	1,000	1,004
Indiana Michigan Power Co. 3.2% 3/15/23	2,775	2,893
Nevada Power Co. 6.5% 8/1/18	1,555	1,703
Northern States Power Co.:
3.4% 8/15/42	2,000	2,053
4.125% 5/15/44	4,500	5,127
5.25% 3/1/18	10,500	11,132
Pacific Gas & Electric Co.:
2.45% 8/15/22	4,000	4,097
3.75% 8/15/42	5,900	6,166
5.4% 1/15/40	4,000	5,158
PacifiCorp:
3.6% 4/1/24	4,000	4,371
6% 1/15/39	6,193	8,529
Pennsylvania Electric Co. 6.05% 9/1/17	757	787
PG&E Corp. 2.4% 3/1/19	2,406	2,453
Potomac Electric Power Co. 6.5% 11/15/37	3,806	5,460
PPL Capital Funding, Inc.:
3.1% 5/15/26	8,000	8,144
3.4% 6/1/23	2,675	2,822
4.2% 6/15/22	2,000	2,182
4.7% 6/1/43	1,800	2,049
PPL Electric Utilities Corp. 4.15% 10/1/45	3,500	3,998
Progress Energy, Inc.:
4.875% 12/1/19	1,700	1,858
6% 12/1/39	5,200	6,782
Public Service Co. of Colorado 2.9% 5/15/25	11,000	11,569
Public Service Electric & Gas Co.:
3.65% 9/1/42	2,825	3,031
4% 6/1/44	5,000	5,641
Puget Sound Energy, Inc. 4.3% 5/20/45	6,410	7,499
Southern Co.:
2.35% 7/1/21	6,600	6,683
3.25% 7/1/26	11,000	11,465
4.4% 7/1/46	7,320	8,059
Tampa Electric Co. 6.15% 5/15/37	6,260	8,498
Virginia Electric & Power Co.:
3.1% 5/15/25	4,000	4,219
3.45% 2/15/24	2,750	2,992
4.2% 5/15/45	2,400	2,716
4.45% 2/15/44	2,750	3,218
5% 6/30/19	5,000	5,427
6% 5/15/37	2,000	2,705
Wisconsin Electric Power Co. 4.25% 6/1/44	4,700	5,432
Wisconsin Power & Light Co. 5% 7/15/19	1,000	1,089
		364,684
Gas Utilities - 0.0%
Southern Natural Gas Co. 5.9% 4/1/17 (a)(b)	438	449
Independent Power and Renewable Electricity Producers - 0.0%
Emera U.S. Finance LP 2.7% 6/15/21 (a)	5,400	5,520
Multi-Utilities - 0.6%
Ameren Illinois Co. 6.125% 11/15/17	3,364	3,545
Berkshire Hathaway Energy Co.:
4.5% 2/1/45	4,500	5,151
5.15% 11/15/43	1,650	2,029
5.75% 4/1/18	3,750	4,008
6.5% 9/15/37	7,605	10,567
CenterPoint Energy, Inc. 5.95% 2/1/17	1,181	1,202
CMS Energy Corp. 4.875% 3/1/44	5,000	5,960
Consolidated Edison Co. of New York, Inc.:
4.45% 6/15/20	2,000	2,199
4.45% 3/15/44	8,000	9,351
5.5% 12/1/39	2,500	3,238
Consolidated Edison, Inc. 2% 5/15/21	5,520	5,577
Consumers Energy Co. 2.85% 5/15/22	6,650	6,955
Delmarva Power & Light 4% 6/1/42	4,000	4,387
Dominion Resources, Inc.:
2.5% 12/1/19	6,700	6,838
2.9311% 9/30/66 (b)	1,000	790
3.4561% 6/30/66 (b)	1,000	880
3.9% 10/1/25	12,900	13,997
4.9% 8/1/41	2,000	2,295
Duke Energy Corp.(CAROLINAS LLC 3.875% 3/15/46	3,900	4,237
NiSource Finance Corp.:
4.8% 2/15/44	5,500	6,343
5.45% 9/15/20	5,111	5,751
6.25% 12/15/40	2,453	3,230
6.4% 3/15/18	1,532	1,639
Puget Energy, Inc. 3.65% 5/15/25	8,070	8,402
San Diego Gas & Electric Co. 4.5% 8/15/40	1,000	1,193
Sempra Energy:
2.4% 3/15/20	12,406	12,640
2.875% 10/1/22	3,000	3,100
4.05% 12/1/23	5,000	5,512
6% 10/15/39	1,000	1,300
Wisconsin Energy Corp. 6.25% 5/15/67 (b)	4,228	3,615
		145,931

TOTAL UTILITIES		516,584

TOTAL NONCONVERTIBLE BONDS
(Cost $6,272,284)		6,708,494

U.S. Government and Government Agency Obligations - 41.3%
U.S. Government Agency Obligations - 2.2%
Fannie Mae:
1.125% 7/20/18	$102,559	$103,002
1.5% 11/30/20	18,106	18,303
1.875% 9/18/18	15,050	15,332
2.125% 4/24/26	4,000	4,094
2.625% 9/6/24	4,000	4,278
Federal Home Loan Bank:
0.625% 12/28/16	28,350	28,371
0.875% 5/24/17	15,825	15,855
1% 6/21/17	35,300	35,398
1.125% 9/14/18	54,675	54,853
1.125% 7/14/21	13,270	13,133
1.375% 2/18/21	20,300	20,403
5% 11/17/17	33,300	34,978
5.5% 7/15/36	1,500	2,211
Freddie Mac:
0.875% 10/14/16	24,375	24,389
1% 6/29/17	2,660	2,668
1% 12/15/17	59,006	59,140
1.375% 5/1/20	14,000	14,123
2.375% 1/13/22	13,000	13,664
3.75% 3/27/19	2,300	2,460
6.25% 7/15/32	7,700	11,756
6.75% 3/15/31	26,000	40,447
Tennessee Valley Authority:
5.25% 9/15/39	20,000	28,193
5.375% 4/1/56	5,395	7,772

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		554,823

U.S. Treasury Obligations - 39.1%
U.S. Treasury Bonds:
2.5% 2/15/45	106,220	112,182
2.5% 2/15/46	112,650	118,995
2.5% 5/15/46	8,540	9,037
2.875% 8/15/45	78,240	88,967
3% 11/15/44	8,970	10,440
3% 5/15/45	43,090	50,154
3% 11/15/45	86,290	100,531
3.125% 8/15/44	32,960	39,257
3.375% 5/15/44	72,390	90,148
3.5% 2/15/39	8,315	10,482
3.625% 8/15/43	26,640	34,603
3.625% 2/15/44	67,570	87,786
3.75% 11/15/43	44,780	59,465
3.875% 8/15/40	30,080	39,988
4.25% 5/15/39	26,000	36,271
4.25% 11/15/40	811	1,137
4.375% 2/15/38	8,200	11,635
4.375% 11/15/39	100	142
4.375% 5/15/40	8,000	11,380
4.375% 5/15/41	57,765	82,667
4.5% 2/15/36	113,580	162,295
4.5% 5/15/38	15,000	21,661
4.5% 8/15/39	39,000	56,273
4.625% 2/15/40	21,500	31,583
4.75% 2/15/37	18,800	27,742
4.75% 2/15/41	54,830	82,376
5% 5/15/37	11,000	16,766
5.375% 2/15/31	53,470	78,561
6.25% 5/15/30	86,360	134,253
8.75% 5/15/17	8,000	8,450
8.875% 8/15/17	5,000	5,389
8.875% 2/15/19	6,960	8,321
9% 11/15/18	4,000	4,717
9.125% 5/15/18	3,000	3,425
U.S. Treasury Notes:
0.625% 5/31/17	13,070	13,070
0.75% 1/31/18	22,920	22,913
0.75% 2/28/18	1,420	1,419
0.75% 4/15/18	126,660	126,566
0.75% 4/30/18	159,210	159,086
0.75% 7/31/18 (c)	71,690	71,603
0.75% 2/15/19	160,810	160,307
0.75% 7/15/19	218,640	217,572
0.75% 8/15/19	196,200	195,196
0.875% 12/31/16	3	3
0.875% 2/28/17	4	4
0.875% 4/15/17	4,770	4,780
0.875% 5/15/17	49,260	49,358
0.875% 7/15/17	48,820	48,908
0.875% 8/15/17	82,420	82,565
0.875% 10/15/17	206,880	207,219
0.875% 11/15/17	33,950	34,007
0.875% 11/30/17	62,560	62,668
0.875% 1/15/18	8,670	8,684
0.875% 3/31/18	56,000	56,072
0.875% 5/31/18	25,440	25,469
0.875% 7/15/18	103,640	103,745
0.875% 10/15/18	89,640	89,696
0.875% 4/15/19	111,790	111,733
0.875% 5/15/19	258,680	258,518
0.875% 6/15/19	158,550	158,352
1% 9/15/17	54,240	54,401
1% 12/15/17	112,860	113,213
1% 12/31/17	128,720	129,117
1% 2/15/18	96,230	96,542
1% 3/15/18	56,600	56,790
1% 9/15/18	32,730	32,839
1% 3/15/19	44,780	44,913
1.125% 1/15/19	52,100	52,401
1.125% 4/30/20	177,430	177,874
1.125% 2/28/21	39,910	39,830
1.125% 6/30/21	80,280	79,991
1.125% 7/31/21 (c)	117,000	116,529
1.125% 8/31/21	107,800	107,421
1.25% 10/31/18	45,190	45,570
1.25% 11/15/18	30,680	30,936
1.25% 11/30/18	47,480	47,894
1.25% 12/15/18	33,630	33,922
1.25% 1/31/19	14,670	14,800
1.25% 1/31/20	825	831
1.25% 3/31/21	112,290	112,597
1.25% 7/31/23	107,300	105,925
1.375% 6/30/18	31,800	32,119
1.375% 7/31/18	1,175	1,187
1.375% 9/30/18	95,690	96,740
1.375% 2/28/19	98,500	99,701
1.375% 1/31/20	20,920	21,164
1.375% 2/29/20	49,140	49,706
1.375% 3/31/20	6,630	6,705
1.375% 4/30/20	55,840	56,470
1.375% 8/31/20	78,960	79,731
1.375% 9/30/20	25,600	25,842
1.375% 10/31/20	5,720	5,773
1.375% 1/31/21	20,530	20,702
1.375% 4/30/21	85,980	86,665
1.375% 5/31/21	64,380	64,916
1.375% 6/30/23	65,070	64,795
1.375% 8/31/23	6,240	6,208
1.5% 8/31/18	238,925	242,042
1.5% 12/31/18	4,060	4,119
1.5% 1/31/19	37,180	37,732
1.5% 2/28/19	32,250	32,743
1.5% 3/31/19	12,800	13,000
1.5% 10/31/19	36,700	37,292
1.5% 11/30/19	51,090	51,912
1.5% 5/31/20	39,630	40,234
1.5% 1/31/22	4,370	4,417
1.5% 2/28/23	15,050	15,131
1.5% 3/31/23	90,980	91,421
1.5% 8/15/26	29,320	29,105
1.625% 4/30/19	4,980	5,075
1.625% 7/31/19	43,010	43,865
1.625% 8/31/19	100,350	102,357
1.625% 12/31/19	8,990	9,170
1.625% 6/30/20	50,460	51,455
1.625% 7/31/20	47,580	48,520
1.625% 11/30/20	94,780	96,624
1.625% 4/30/23	47,390	47,977
1.625% 5/31/23	52,030	52,670
1.625% 2/15/26	56,480	56,657
1.625% 5/15/26	17,860	17,912
1.75% 10/31/18	10	10
1.75% 9/30/19	11,230	11,498
1.75% 10/31/20	9,960	10,200
1.75% 12/31/20	71,130	72,872
1.75% 3/31/22	117,000	119,715
1.75% 4/30/22	15,910	16,277
1.75% 9/30/22	28,790	29,425
1.75% 1/31/23	25,640	26,175
1.875% 9/30/17	11,325	11,467
1.875% 10/31/17	40,860	41,401
1.875% 6/30/20	24,290	25,005
1.875% 11/30/21	81,260	83,771
1.875% 5/31/22	19,875	20,474
1.875% 8/31/22	69,670	71,730
1.875% 10/31/22	27,400	28,206
2% 11/30/20	31,910	33,011
2% 2/28/21	26,380	27,319
2% 5/31/21	40,290	41,760
2% 8/31/21	108,300	112,289
2% 10/31/21	29,700	30,800
2% 7/31/22	48,060	49,834
2% 11/30/22	42,170	43,709
2% 2/15/25	3,635	3,767
2% 8/15/25	36,140	37,432
2.125% 8/31/20	49,753	51,687
2.125% 1/31/21	3,060	3,184
2.125% 6/30/21	7,260	7,570
2.125% 8/15/21	90,750	94,610
2.125% 9/30/21	43,640	45,520
2.125% 12/31/21	15,950	16,645
2.125% 6/30/22	40,770	42,557
2.125% 12/31/22	63,040	65,791
2.125% 5/15/25	58,355	61,061
2.25% 11/30/17	11,000	11,203
2.25% 4/30/21	42,310	44,320
2.25% 7/31/21	31,690	33,234
2.25% 11/15/24	85,930	90,700
2.25% 11/15/25	106,250	112,335
2.375% 8/15/24	78,790	83,859
2.5% 8/15/23	97,170	103,983
2.5% 5/15/24	95,500	102,506
2.625% 4/30/18	10,200	10,508
2.625% 8/15/20	141,000	149,151
2.625% 11/15/20	94,180	99,823
2.75% 12/31/17	3,000	3,078
2.75% 11/15/23	102,790	111,929
2.75% 2/15/24	135,610	147,879
3.125% 5/15/21	50,876	55,314
3.375% 11/15/19	27,740	29,825
3.5% 2/15/18	4,000	4,157
3.5% 5/15/20	81,800	88,964
3.625% 2/15/20	59,600	64,827
3.625% 2/15/21	39,800	43,999
3.875% 5/15/18	8,000	8,423
4% 8/15/18	22,000	23,381
4.25% 11/15/17	16,000	16,669
4.5% 5/15/17	13,000	13,355
4.625% 2/15/17	14,000	14,259

TOTAL U.S. TREASURY OBLIGATIONS		10,055,235

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $10,137,545)		10,610,058

U.S. Government Agency - Mortgage Securities - 28.0%
Fannie Mae - 14.0%
2.28% 11/1/34 (b)	10,443	10,885
2.5% 3/1/22 to 7/1/46	235,031	242,711
2.5% 9/1/31 (d)	16,000	16,528
2.5% 9/1/31 (d)	41,000	42,352
2.5% 9/1/31 (d)	4,000	4,132
2.5% 9/1/31 (d)	4,000	4,132
2.5% 9/1/46 (d)	2,000	2,017
2.77% 4/1/41 (b)	4,014	4,218
2.802% 11/1/34 (b)	714	752
3% 12/1/20 to 5/1/46	691,829	721,494
3% 9/1/31 (d)	5,000	5,235
3% 9/1/31 (d)	45,000	47,111
3% 9/1/31 (d)	3,000	3,141
3% 9/1/31 (d)	4,000	4,188
3% 9/1/46 (d)	44,000	45,626
3% 9/1/46 (d)	29,000	30,072
3% 9/1/46 (d)	10,000	10,370
3% 9/1/46 (d)	9,000	9,333
3% 10/1/46 (d)	38,000	39,327
3% 10/1/46 (d)	54,000	55,886
3% 10/1/46 (d)	56,000	57,956
3.5% 4/1/24 to 7/1/46	855,636	904,515
3.5% 9/1/31 (d)	1,000	1,056
3.5% 9/1/31 (d)	15,000	15,842
3.5% 9/1/31 (d)	2,000	2,112
3.5% 9/1/31 (d)	1,000	1,056
3.5% 9/1/46 (d)	13,000	13,696
3.5% 9/1/46 (d)	21,000	22,124
3.5% 9/1/46 (d)	14,000	14,749
4% 7/1/18 to 7/1/46	540,569	580,735
4% 9/1/46 (d)	8,000	8,568
4% 9/1/46 (d)	7,000	7,497
4% 9/1/46 (d)	5,000	5,355
4% 9/1/46 (d)	10,000	10,710
4.5% 1/1/19 to 1/1/46	239,351	262,119
4.5% 9/1/46 (d)	4,000	4,368
4.5% 9/1/46 (d)	6,000	6,553
4.5% 9/1/46 (d)	3,000	3,276
4.5% 9/1/46 (d)	4,000	4,368
5% 12/1/20 to 2/1/45	142,286	157,650
5.5% 8/1/17 to 2/1/42	103,622	117,228
5.5% 11/1/38	2,999	3,411
6% 2/1/23 to 7/1/41	54,819	62,789
6.5% 3/1/22 to 6/1/40	20,399	23,706

TOTAL FANNIE MAE		3,590,949

Freddie Mac - 6.4%
2.394% 3/1/36 (b)	4,859	5,043
2.5% 3/1/28 to 8/1/31	105,322	108,983
2.5% 9/1/31 (d)	47,000	48,579
2.573% 12/1/35 (b)	4,098	4,334
2.852% 3/1/35 (b)	1,975	2,089
3% 3/1/27 to 7/1/45	288,043	300,379
3% 9/1/46 (d)	39,900	41,377
3% 9/1/46 (d)	92,000	95,405
3.029% 9/1/37 (b)	1,381	1,468
3.5% 9/1/25 to 5/1/46	411,107	433,811
3.5% 9/1/46 (d)	87,000	91,588
4% 3/1/26 to 8/1/46	280,368	300,972
4.5% 6/1/25 to 12/1/44	109,712	120,510
5% 4/1/23 to 9/1/40	54,542	60,870
5.5% 5/1/23 to 6/1/41	33,824	38,289
6% 4/1/32 to 8/1/37	1,534	1,761
6.5% 8/1/36 to 12/1/37	464	537

TOTAL FREDDIE MAC		1,655,995

Ginnie Mae - 7.6%
2.5% 10/20/42 to 5/20/46	8,177	8,352
2.5% 9/1/46 (d)	2,000	2,038
3% 4/15/42 to 12/20/45	275,380	289,000
3% 9/1/46 (d)	4,000	4,188
3% 9/1/46 (d)	29,000	30,364
3% 9/1/46 (d)	29,500	30,887
3% 9/1/46 (d)	39,900	41,777
3% 9/1/46 (d)	14,800	15,496
3% 9/1/46 (d)	21,800	22,825
3% 9/1/46 (d)	25,000	26,176
3% 9/1/46 (d)	4,000	4,188
3.5% 10/15/40 to 2/20/46	431,182	458,871
3.5% 9/1/46 (d)	7,000	7,427
3.5% 9/1/46 (d)	21,000	22,281
3.5% 9/1/46 (d)	250,600	265,891
4% 1/15/25 to 1/20/46	322,703	346,649
4% 9/1/46 (d)	4,000	4,274
4% 9/1/46 (d)	4,000	4,274
4% 9/1/46	11,000	11,755
4% 9/1/46 (d)	4,000	4,274
4.5% 3/20/33 to 6/20/46	171,816	188,087
4.5% 9/1/46 (d)	2,000	2,155
4.5% 9/1/46 (d)	1,000	1,077
4.5% 9/1/46 (d)	2,000	2,155
5% 7/15/38 to 6/20/46	85,939	96,519
5% 9/1/46 (d)	2,000	2,167
5.5% 10/20/32 to 5/20/46	32,725	37,453
5.5% 9/1/46 (d)	1,000	1,100
6% 5/20/34 to 12/15/40	13,944	16,042
6.5% 8/20/36 to 1/15/39	2,727	3,164

TOTAL GINNIE MAE		1,950,906

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $7,049,106)		7,197,850

Asset-Backed Securities - 0.5%
BMW Vehicle Lease Trust Series 2015-1 Class A3, 1.24% 12/20/17	$9,500	$9,508
Capital One Multi-Asset Execution Trust Series 2015-A1 Class A, 1.39% 1/15/21	9,500	9,535
Chase Issuance Trust:
Series 2012-A4 Class A4, 1.58% 8/16/21	6,875	6,915
Series 2012-A7 Class A7, 2.16% 9/16/24	3,925	3,984
Series 2015-A4 Class A, 1.84% 4/15/22	4,750	4,808
Citibank Credit Card Issuance Trust Series 2013-A9 Class A9, 3.72% 9/8/25	4,675	5,157
Discover Card Master Trust Series 2015-A2 Class A, 1.9% 10/17/22	10,800	10,970
Ford Credit Auto Owner Trust:
Series 2013-C Class A3, 0.82% 12/15/17	130	130
Series 2014-C Class A3, 1.06% 5/15/19	8,005	8,004
Ford Credit Floorplan Master Owner Trust:
Series 2013-5 Class A1, 1.5% 9/15/18	4,675	4,675
Series 2015-2 Class A1, 1.98% 1/15/22	9,500	9,580
Honda Auto Receivables Owner Trust:
Series 2014-4 Class A3, 0.99% 9/17/18	7,148	7,147
Series 2015-1 Class A3, 1.05% 10/15/18	10,000	10,003
Hyundai Auto Receivables Trust:
Series 2013-C Class A3, 1.01% 2/15/18	512	512
Series 2015-A Class A3, 1.05% 4/15/19	9,250	9,251
Mercedes-Benz Auto Lease Trust Series 2015-A Class A3, 1.1% 8/15/17	5,912	5,912
Nissan Auto Receivables Owner Trust:
Series 2013-B Class A3, 0.84% 11/15/17	300	300
Series 2014-B Class A3, 1.11% 5/15/19	8,281	8,283
Nissan Master Owner Trust Receivables Series 2016-A Class A2, 1.55% 6/15/21	9,175	9,132
Volkswagen Auto Lease Trust Series 2015-A Class A3, 1.25% 12/20/17	9,500	9,493
TOTAL ASSET-BACKED SECURITIES
(Cost $131,879)		133,299

Commercial Mortgage Securities - 2.0%
Banc of America Commercial Mortgage Trust:
sequential payer Series 2006-3 Class A4, 5.889% 7/10/44 (b)	102	102
Series 2007-3 Class A4, 5.5433% 6/10/49 (b)	1,862	1,888
Banc of America Commercial Mortgage, Inc. sequential payer Series 2001-1 Class A4, 5.451% 1/15/49	2,143	2,158
Bear Stearns Commercial Mortgage Securities Trust sequential payer Series 2007-PW16 Class A4, 5.7197% 6/11/40 (b)	12,162	12,390
Citigroup Commercial Mortgage Trust:
sequential payer:
Series 2006-C5 Class A4, 5.431% 10/15/49	1,854	1,851
Series 2014-GC25 Class A4, 3.635% 10/10/47	6,000	6,550
Series 2015-P1 Class A5, 3.717% 9/15/48	5,865	6,472
Series 2007-C6 Class A4, 5.7119% 12/10/49 (b)	9,950	10,150
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2007-CD4 Class A4, 5.322% 12/11/49	2,725	2,736
COMM Mortgage Trust Series 2015-CR22 Class A5, 3.309% 3/10/48	19,425	20,747
COMM Mortgage Trust pass-thru certificates sequential payer Series 2007-C9 Class A4, 6.0069% 12/10/49 (b)	2,545	2,611
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2007-C2 Class A3, 5.542% 1/15/49 (b)	2,248	2,260
Series 2007-C3 Class A4, 5.6994% 6/15/39 (b)	5,335	5,399
Series 2007-C5 Class A4, 5.695% 9/15/40 (b)	839	860
CSAIL Commercial Mortgage Trust sequential payer Series 2015-C3 Class A4, 3.7182% 8/15/48	12,565	13,851
Freddie Mac:
sequential payer:
Series K007 Class A2, 4.224% 3/25/20	19,000	20,631
Series K034 Class A2, 3.531% 7/25/23	9,000	9,968
Series K013 Class A2, 3.974% 1/25/21	11,575	12,678
Series K020 Class A2, 2.373% 5/25/22	10,400	10,766
Series K036 Class A2, 3.527% 10/25/23	8,975	9,954
Series K046 Class A2, 3.205% 3/25/25	33,300	36,368
Series K047 Class A2, 3.329% 5/25/25	3,860	4,253
Series K053 Class A2, 2.995% 12/25/25	7,111	7,653
Series K056 Class A2, 2.5382% 5/25/26	20,750	21,512
Series K501 Class A2, 1.655% 11/25/16	5,125	5,125
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	19,501	19,711
Greenwich Capital Commercial Funding Corp. sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	2,790	2,806
JPMBB Commercial Mortgage Securities Trust:
sequential payer Series 2014-C21 Class A5, 3.7748% 8/15/47	13,830	15,254
Series 2014-C23 Class A5, 3.9342% 9/15/47	9,550	10,643
Series 2014-C24 Class A5, 3.6385% 11/15/47	5,275	5,771
JPMBB Commercial Mortgage Secutities Trust sequential payer Series 2015-C29 Class A4, 3.6108% 5/15/48	9,000	9,820
JPMorgan Chase Commercial Mortgage Securities Corp. sequential payer Series 2012-LC9 Class A5, 2.84% 12/15/47	13,796	14,451
JPMorgan Chase Commercial Mortgage Securities Trust sequential payer:
Series 2006-CB17 Class A4, 5.429% 12/12/43	1,237	1,238
Series 2006-LDP9 Class A3, 5.336% 5/15/47	328	329
Series 2007-CB19 Class A4, 5.6986% 2/12/49 (b)	27,688	28,117
Series 2007-LD11 Class A4, 5.7416% 6/15/49 (b)	7,933	8,060
Series 2007-LDPX Class A3, 5.42% 1/15/49	8,601	8,687
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 5.9184% 7/15/44 (b)	2,846	2,927
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2007-C1 Class A4, 5.424% 2/15/40	485	488
Series 2007-C2 Class A3, 5.43% 2/15/40	302	305
Series 2007-C6 Class A4, 5.858% 7/15/40 (b)	1,190	1,210
Series 2007-C7 Class A3, 5.866% 9/15/45	5,170	5,365
Merrill Lynch Mortgage Trust:
Series 2005-LC1 Class F, 5.4984% 1/12/44 (a)(b)	286	285
Series 2007-C1 Class A4, 5.8262% 6/12/50 (b)	4,800	4,915
Series 2008-C1 Class A4, 5.69% 2/12/51	1,872	1,929
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2007-5 Class A4, 5.378% 8/12/48	5,220	5,251
Series 2007-6 Class A4, 5.485% 3/12/51 (b)	2,000	2,024
Series 2007-7 Class A4, 5.7387% 6/12/50 (b)	3,913	3,988
Series 2007-8 Class A3, 5.8755% 8/12/49 (b)	1,066	1,092
Morgan Stanley BAML Trust Series 2015-C20 Class A4, 3.249% 2/15/48	14,725	15,657
Morgan Stanley Capital I Trust:
sequential payer Series 2007-IQ13 Class A4, 5.364% 3/15/44	4,736	4,789
Series 2007-IQ14 Class A4, 5.692% 4/15/49	1,902	1,925
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (a)	157	76
Wachovia Bank Commercial Mortgage Trust sequential payer:
Series 2007-C30 Class A5, 5.342% 12/15/43	31,242	31,497
Series 2007-C31:
Class A4, 5.509% 4/15/47	12,562	12,700
Class A5, 5.5% 4/15/47	7,950	8,105
Series 2007-C32 Class A3, 5.7021% 6/15/49 (b)	8,092	8,274
Series 2007-C33:
Class A4, 5.9484% 2/15/51 (b)	21,648	22,000
Class A5, 5.9484% 2/15/51 (b)	839	863
WF-RBS Commercial Mortgage Trust Series 2014-C25 Class A5, 3.631% 11/15/47	14,450	15,792
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $472,139)		505,277

Municipal Securities - 0.8%
American Muni. Pwr., Inc. Rev. (Combined Hydroelectric Proj.) Series 2010 B, 8.084% 2/15/50	9,720	16,438
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2010 S1, 7.043% 4/1/50	2,375	3,875
California Gen. Oblig. 7.55% 4/1/39	15,000	24,442
Chicago Gen. Oblig. 6.314% 1/1/44	1,900	1,933
Illinois Gen. Oblig.:
Series 2003, 5.1% 6/1/33	$8,900	$8,677
Series 2011, 5.877% 3/1/19	9,700	10,524
Kansas St Dev. Fin. Auth. Rev. Series 2015 H, 4.927% 4/15/45	7,600	8,783
Los Angeles Cmnty. College District Series 2008 E, 6.75% 8/1/49	9,450	15,398
Los Angeles Dept. Arpt. Rev. Series 2009 C, 6.582% 5/15/39	4,985	6,956
Massachusetts Gen. Oblig. Series F, 3.277% 6/1/46	4,720	5,022
New Jersey Tpk. Auth. Tpk. Rev. Series 2009 E, 7.414% 1/1/40	4,700	7,481
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2010 DD, 5.952% 6/15/42	9,025	13,314
New York City Transitional Fin. Auth. Rev. Series 2011 A, 5.508% 8/1/37	10,725	14,289
New York Metropolitan Trans. Auth. Rev. Series 2010 A, 6.668% 11/15/39	6,160	8,994
Port Auth. of New York & New Jersey:
Series 180, 4.96% 8/1/46	5,175	6,606
Series 2010 164, 5.647% 11/1/40	5,210	7,078
Port of Morrow Transmission Facilities Rev. (Bonneville Coorporation Proj.) Series 2016 1, 2.987% 9/1/36	5,660	5,731
San Francisco Pub. Utils. Commission Wtr. Rev. Series 2010 E, 6% 11/1/40	6,320	8,597
South Carolina Pub. Svc. Auth. Rev. Series 2013 C, 5.784% 12/1/41	11,312	14,865
Univ. of California Revs.:
Series 2009 R, 5.77% 5/15/43	1,000	1,356
Series 2015 AP, 3.931% 5/15/45	3,740	3,993
TOTAL MUNICIPAL SECURITIES
(Cost $161,398)		194,352

Foreign Government and Government Agency Obligations - 2.1%
Canadian Government 1.125% 3/19/18	$6,640	$6,666
Chilean Republic:
3.125% 1/21/26	1,000	1,075
3.25% 9/14/21	9,000	9,720
Colombian Republic:
2.625% 3/15/23	7,575	7,441
4% 2/26/24	4,825	5,078
4.5% 1/28/26	1,000	1,090
5% 6/15/45	3,000	3,251
5.625% 2/26/44	7,775	8,970
6.125% 1/18/41	4,750	5,730
7.375% 3/18/19	3,450	3,907
Export Development Canada:
1.25% 10/26/16	4,000	4,005
1.5% 10/3/18	1,700	1,719
FMS Wertmanagement AoeR 1.375% 6/8/21	9,400	9,381
Israeli State 4% 6/30/22	7,000	7,812
Italian Republic:
5.375% 6/12/17	2,375	2,442
6.875% 9/27/23	6,000	7,501
Jordanian Kingdom:
1.945% 6/23/19	23,650	24,281
3% 6/30/25	2,400	2,630
KfW:
0.75% 3/17/17	8,000	8,000
1.5% 4/20/20	2,825	2,848
1.875% 4/1/19	16,930	17,252
2.125% 1/17/23	12,000	12,401
2.75% 10/1/20	4,175	4,409
4% 1/27/20	3,000	3,271
4.875% 6/17/19	25,000	27,549
Korean Republic 7.125% 4/16/19	6,650	7,656
Manitoba Province:
1.3% 4/3/17	3,420	3,430
2.1% 9/6/22	1,900	1,944
3.05% 5/14/24	1,500	1,620
New Brunswick Province 2.75% 6/15/18	4,350	4,472
Ontario Province:
2.5% 4/27/26	5,000	5,211
4% 10/7/19	15,000	16,202
Panamanian Republic:
3.75% 3/16/25	3,800	4,114
3.875% 3/17/28	9,600	10,536
4% 9/22/24	4,800	5,268
4.3% 4/29/53	5,675	6,172
5.2% 1/30/20	1,800	1,992
Peruvian Republic:
4.125% 8/25/27	2,800	3,178
5.625% 11/18/50	7,150	9,420
6.55% 3/14/37	3,075	4,336
7.125% 3/30/19	1,900	2,174
Philippine Republic:
3.95% 1/20/40	8,100	9,394
4.2% 1/21/24	4,765	5,463
6.375% 10/23/34	10,375	15,275
6.5% 1/20/20	6,144	7,166
Polish Government:
3.25% 4/6/26	6,600	7,012
4% 1/22/24	4,550	5,050
5% 3/23/22	14,500	16,590
Province of British Columbia:
1.2% 4/25/17	7,600	7,624
2.25% 6/2/26	3,770	3,855
Province of Quebec:
2.75% 8/25/21	20,000	21,035
2.875% 10/16/24	2,075	2,210
Quebec Province 2.5% 4/20/26	5,660	5,808
South African Republic:
5.875% 5/30/22	7,675	8,583
6.875% 5/27/19	6,750	7,526
Turkish Republic:
5.75% 3/22/24	3,000	3,260
6% 1/14/41	13,200	14,479
6.25% 9/26/22	13,225	14,663
6.75% 4/3/18	8,375	8,921
7.5% 11/7/19	2,625	2,944
United Mexican States:
3.5% 1/21/21	7,400	7,909
3.625% 3/15/22	3,000	3,199
4% 10/2/23	18,750	20,367
4.35% 1/15/47	3,800	3,919
4.6% 1/23/46	5,800	6,271
4.75% 3/8/44	9,700	10,682
5.55% 1/21/45	3,916	4,826
6.05% 1/11/40	4,800	6,210
Uruguay Republic:
4.125% 11/20/45	4,750	4,572
4.375% 10/27/27	12,250	13,291
4.5% 8/14/24	3,625	4,055
5.1% 6/18/50	5,755	6,072
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $506,116)		534,385

Supranational Obligations - 1.5%
African Development Bank:
0.875% 5/15/17	1,000	1,000
0.875% 3/15/18	1,900	1,896
1.125% 3/15/17	1,300	1,302
1.25% 7/26/21	9,390	9,305
1.625% 10/2/18	2,800	2,836
2.375% 9/23/21	2,900	3,021
Asian Development Bank:
1.125% 3/15/17	5,000	5,007
1.125% 6/5/18	7,290	7,309
1.5% 1/22/20	4,750	4,793
1.875% 4/12/19	12,000	12,246
1.875% 2/18/22	2,000	2,037
2% 4/24/26	6,300	6,417
2.125% 11/24/21	4,825	4,976
Council of Europe Development Bank 1% 3/7/18	1,900	1,900
European Bank for Reconstruction and Development:
1% 6/15/18	4,750	4,746
1.125% 8/24/20	4,690	4,664
1.75% 6/14/19	4,700	4,773
1.75% 11/26/19	2,875	2,919
European Investment Bank:
0.875% 4/18/17	11,000	11,001
1.125% 8/15/18	6,590	6,601
1.25% 5/15/18	3,550	3,564
1.375% 6/15/20	2,725	2,728
1.375% 9/15/21	17,570	17,492
1.625% 6/15/17	4,640	4,665
1.625% 12/18/18	30,900	31,291
1.625% 6/15/21	7,000	7,058
1.75% 3/15/17	5,000	5,025
1.75% 6/17/19	8,625	8,762
1.875% 3/15/19	3,000	3,055
1.875% 2/10/25	3,000	3,021
2% 3/15/21	4,770	4,888
2.125% 10/15/21	2,840	2,924
2.25% 8/15/22	1,880	1,947
2.5% 4/15/21	4,650	4,870
2.5% 10/15/24	5,725	6,058
2.875% 9/15/20	9,000	9,535
3.25% 1/29/24	2,000	2,221
Inter-American Development Bank:
1.125% 3/15/17	17,100	17,157
1.75% 10/15/19	1,375	1,395
2.125% 1/15/25	1,830	1,888
3% 10/4/23	3,575	3,901
3.875% 9/17/19	5,000	5,394
4.375% 1/24/44	4,000	5,361
International Bank for Reconstruction & Development:
0.875% 4/17/17	8,050	8,056
1% 9/15/16	9,000	9,003
1% 6/15/18	5,600	5,606
1.125% 8/10/20	19,800	19,715
1.625% 3/9/21	6,000	6,067
1.625% 2/10/22	3,900	3,933
1.75% 4/19/23	6,700	6,771
1.875% 10/7/19	3,825	3,904
2.25% 6/24/21	16,075	16,670
2.5% 11/25/24	5,700	6,032
2.5% 7/29/25	3,790	4,018
International Finance Corp.:
1.125% 7/20/21	6,550	6,479
1.625% 7/16/20	2,870	2,907
1.75% 9/16/19	11,350	11,546
Nordic Investment Bank 1.125% 2/25/19	6,600	6,605
TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $363,021)		370,261

Bank Notes - 0.1%
American Express Bank FSB 6% 9/13/17	615	645
Bank of America NA:
5.3% 3/15/17	$3,500	$3,574
6% 10/15/36	2,419	3,176
Branch Banking & Trust Co. 1.45% 10/3/16	2,000	2,000
JPMorgan Chase Bank 6% 10/1/17	7,075	7,417
KeyBank NA 2.5% 12/15/19	4,000	4,107
Regions Bank 7.5% 5/15/18	2,000	2,184
UBS AG Stamford Branch:
5.75% 4/25/18	830	886
5.875% 12/20/17	2,034	2,151
TOTAL BANK NOTES
(Cost $24,650)		26,140
	Shares	Value (000s)

Money Market Funds - 3.2%
Fidelity Cash Central Fund, 0.42% (e)
(Cost $825,824)	825,823,791	825,824
	Maturity Amount (000s)	Value (000s)

Cash Equivalents - 0.7%
Investments in repurchase agreements in a joint trading account at 0.5%, dated 8/31/16 due 9/1/16 (Collateralized by U.S. Government Obligations) # (f)
(Cost $190,358)	190,361	190,358
TOTAL INVESTMENT PORTFOLIO - 106.3%
(Cost $26,134,320)		27,296,298
NET OTHER ASSETS (LIABILITIES) - (6.3)%		(1,610,734)
NET ASSETS - 100%		$25,685,564

TBA Sale Commitments

TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Fannie Mae
2.5% 9/1/31	$(41,000)	$(42,352)
3% 9/1/46	(38,000)	(39,405)
3% 9/1/46	(54,000)	(55,995)
3.5% 9/1/31	(11,100)	(11,723)
4% 9/1/46	(5,000)	(5,355)
TOTAL TBA SALE COMMITMENTS
(Proceeds $154,799)		$(154,830)

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $129,013,000 or 0.5% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security or a portion of the security is on loan at period end.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (f) Includes investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$1,171
Total	$1,171

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Corporate Bonds	$6,708,494	$--	$6,708,494	$--
U.S. Government and Government Agency Obligations	10,610,058	--	10,610,058	--
U.S. Government Agency - Mortgage Securities	7,197,850	--	7,197,850	--
Asset-Backed Securities	133,299	--	133,299	--
Commercial Mortgage Securities	505,277	--	505,201	76
Municipal Securities	194,352	--	194,352	--
Foreign Government and Government Agency Obligations	534,385	--	534,385	--
Supranational Obligations	370,261	--	370,261	--
Bank Notes	26,140	--	26,140	--
Money Market Funds	825,824	825,824	--	--
Cash Equivalents	190,358	--	190,358	--
Total Investments in Securities:	$27,296,298	$825,824	$26,470,398	$76
Other Financial Instruments:
TBA Sale Commitments	$(154,830)	$--	$(154,830)	$--
Total Other Financial Instruments:	$(154,830)	$--	$(154,830)	$--

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$190,358,000 due 9/01/16 at 0.50%
Commerz Markets LLC	$190,358
$190,358

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		August 31, 2016
Assets
Investment in securities, at value (including securities loaned of $186,447 and repurchase agreements of $190,358) — See accompanying schedule: Unaffiliated issuers (cost $25,308,496)	$26,470,474
Fidelity Central Funds (cost $825,824)	825,824
Total Investments (cost $26,134,320)		$27,296,298
Cash		102
Receivable for investments sold
Regular delivery		97,956
Delayed delivery		183
Receivable for TBA sale commitments		154,799
Receivable for fund shares sold		89,832
Interest receivable		122,848
Distributions receivable from Fidelity Central Funds		267
Other receivables		135
Total assets		27,762,420
Liabilities
Payable for investments purchased
Regular delivery	$432,986
Delayed delivery	1,281,415
TBA sale commitments, at value	154,830
Payable for fund shares redeemed	13,930
Distributions payable	2,353
Accrued management fee	632
Other affiliated payables	215
Other payables and accrued expenses	136
Collateral on securities loaned, at value	190,359
Total liabilities		2,076,856
Net Assets		$25,685,564
Net Assets consist of:
Paid in capital		$24,522,945
Undistributed net investment income		30,810
Accumulated undistributed net realized gain (loss) on investments		(30,138)
Net unrealized appreciation (depreciation) on investments		1,161,947
Net Assets		$25,685,564
Investor Class:
Net Asset Value, offering price and redemption price per share ($455,526 ÷ 38,061 shares)		$11.97
Premium Class:
Net Asset Value, offering price and redemption price per share ($8,307,436 ÷ 694,439 shares)		$11.96
Institutional Class:
Net Asset Value, offering price and redemption price per share ($3,841,996 ÷ 321,156 shares)		$11.96
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($9,788,424 ÷ 818,259 shares)		$11.96
Class F:
Net Asset Value, offering price and redemption price per share ($3,292,182 ÷ 275,208 shares)		$11.96

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Year ended August 31, 2016
Investment Income
Dividends		$109
Interest		571,431
Income from Fidelity Central Funds		1,171
Total income		572,711
Expenses
Management fee	$10,083
Transfer agent fees	17,279
Independent trustees' fees and expenses	96
Miscellaneous	47
Total expenses before reductions	27,505
Expense reductions	(7,243)	20,262
Net investment income (loss)		552,449
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	12,129
Total net realized gain (loss)		12,129
Change in net unrealized appreciation (depreciation) on: Investment securities	723,866
Delayed delivery commitments	(143)
Total change in net unrealized appreciation (depreciation)		723,723
Net gain (loss)		735,852
Net increase (decrease) in net assets resulting from operations		$1,288,301

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2016	Year ended August 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$552,449	$506,019
Net realized gain (loss)	12,129	37,087
Change in net unrealized appreciation (depreciation)	723,723	(268,774)
Net increase (decrease) in net assets resulting from operations	1,288,301	274,332
Distributions to shareholders from net investment income	(540,171)	(486,929)
Distributions to shareholders from net realized gain	(34,097)	(13,325)
Total distributions	(574,268)	(500,254)
Share transactions - net increase (decrease)	4,432,845	2,160,467
Total increase (decrease) in net assets	5,146,878	1,934,545
Net Assets
Beginning of period	20,538,686	18,604,141
End of period	$25,685,564	$20,538,686
Other Information
Undistributed net investment income end of period	$30,810	$24,028

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity U.S. Bond Index Fund Investor Class

Years ended August 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.59	$11.71	$11.36	$12.04	$11.74
Income from Investment Operations
Net investment income (loss)A	.284	.287	.286	.254	.312
Net realized and unrealized gain (loss)	.392	(.123)	.338	(.604)	.358
Total from investment operations	.676	.164	.624	(.350)	.670
Distributions from net investment income	(.277)	(.276)	(.274)	(.246)	(.305)
Distributions from net realized gain	(.019)	(.008)	–	(.084)	(.065)
Total distributions	(.296)	(.284)	(.274)	(.330)	(.370)
Net asset value, end of period	$11.97	$11.59	$11.71	$11.36	$12.04
Total ReturnB	5.91%	1.40%	5.55%	(2.97)%	5.82%
Ratios to Average Net AssetsC,D
Expenses before reductions	.22%	.22%	.22%	.22%	.22%
Expenses net of fee waivers, if any	.20%	.22%	.22%	.22%	.22%
Expenses net of all reductions	.20%	.22%	.22%	.22%	.22%
Net investment income (loss)	2.41%	2.45%	2.48%	2.16%	2.63%
Supplemental Data
Net assets, end of period (in millions)	$456	$6,497	$6,520	$5,338	$5,981
Portfolio turnover rateE	63%	75%	85%	118%	100%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity U.S. Bond Index Fund Premium Class

Years ended August 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.59	$11.71	$11.36	$12.03	$11.74
Income from Investment Operations
Net investment income (loss)A	.297	.301	.299	.267	.321
Net realized and unrealized gain (loss)	.383	(.123)	.339	(.593)	.349
Total from investment operations	.680	.178	.638	(.326)	.670
Distributions from net investment income	(.291)	(.290)	(.288)	(.260)	(.315)
Distributions from net realized gain	(.019)	(.008)	–	(.084)	(.065)
Total distributions	(.310)	(.298)	(.288)	(.344)	(.380)
Net asset value, end of period	$11.96	$11.59	$11.71	$11.36	$12.03
Total ReturnB	5.96%	1.52%	5.68%	(2.78)%	5.82%
Ratios to Average Net AssetsC,D
Expenses before reductions	.15%	.17%	.17%	.17%	.17%
Expenses net of fee waivers, if any	.07%	.10%	.10%	.10%	.12%
Expenses net of all reductions	.07%	.10%	.10%	.10%	.12%
Net investment income (loss)	2.53%	2.57%	2.60%	2.27%	2.73%
Supplemental Data
Net assets, end of period (in millions)	$8,307	$6,692	$5,778	$5,108	$4,265
Portfolio turnover rateE	63%	75%	85%	118%	100%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity U.S. Bond Index Fund Institutional Class

Years ended August 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.59	$11.71	$11.36	$12.03	$11.74
Income from Investment Operations
Net investment income (loss)A	.298	.305	.303	.272	.329
Net realized and unrealized gain (loss)	.383	(.123)	.338	(.594)	.349
Total from investment operations	.681	.182	.641	(.322)	.678
Distributions from net investment income	(.292)	(.294)	(.291)	(.264)	(.323)
Distributions from net realized gain	(.019)	(.008)	–	(.084)	(.065)
Total distributions	(.311)	(.302)	(.291)	(.348)	(.388)
Net asset value, end of period	$11.96	$11.59	$11.71	$11.36	$12.03
Total ReturnB	5.97%	1.55%	5.71%	(2.75)%	5.89%
Ratios to Average Net AssetsC,D
Expenses before reductions	.06%	.07%	.07%	.07%	.07%
Expenses net of fee waivers, if any	.06%	.07%	.07%	.07%	.07%
Expenses net of all reductions	.06%	.07%	.07%	.07%	.07%
Net investment income (loss)	2.54%	2.60%	2.63%	2.31%	2.78%
Supplemental Data
Net assets, end of period (in millions)	$3,842	$3,102	$3,158	$2,766	$3,121
Portfolio turnover rateE	63%	75%	85%	118%	100%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity U.S. Bond Index Fund Institutional Premium Class

Years ended August 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.59	$11.71	$11.36	$12.03	$11.74
Income from Investment Operations
Net investment income (loss)A	.295	.307	.305	.274	.331
Net realized and unrealized gain (loss)	.388	(.123)	.339	(.594)	.349
Total from investment operations	.683	.184	.644	(.320)	.680
Distributions from net investment income	(.294)	(.296)	(.294)	(.266)	(.325)
Distributions from net realized gain	(.019)	(.008)	–	(.084)	(.065)
Total distributions	(.313)	(.304)	(.294)	(.350)	(.390)
Net asset value, end of period	$11.96	$11.59	$11.71	$11.36	$12.03
Total ReturnB	5.98%	1.57%	5.73%	(2.73)%	5.91%
Ratios to Average Net AssetsC,D
Expenses before reductions	.05%	.05%	.05%	.05%	.05%
Expenses net of fee waivers, if any	.05%	.05%	.05%	.05%	.05%
Expenses net of all reductions	.05%	.05%	.05%	.05%	.05%
Net investment income (loss)	2.55%	2.62%	2.65%	2.33%	2.80%
Supplemental Data
Net assets, end of period (in millions)	$9,788	$1,560	$947	$867	$869
Portfolio turnover rateE	63%	75%	85%	118%	100%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity U.S. Bond Index Fund Class F

Years ended August 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.59	$11.71	$11.36	$12.03	$11.74
Income from Investment Operations
Net investment income (loss)A	.299	.307	.305	.273	.331
Net realized and unrealized gain (loss)	.384	(.123)	.339	(.593)	.349
Total from investment operations	.683	.184	.644	(.320)	.680
Distributions from net investment income	(.294)	(.296)	(.294)	(.266)	(.325)
Distributions from net realized gain	(.019)	(.008)	–	(.084)	(.065)
Total distributions	(.313)	(.304)	(.294)	(.350)	(.390)
Net asset value, end of period	$11.96	$11.59	$11.71	$11.36	$12.03
Total ReturnB	5.98%	1.57%	5.73%	(2.73)%	5.91%
Ratios to Average Net AssetsC,D
Expenses before reductions	.05%	.05%	.05%	.05%	.05%
Expenses net of fee waivers, if any	.05%	.05%	.05%	.05%	.05%
Expenses net of all reductions	.05%	.05%	.05%	.05%	.05%
Net investment income (loss)	2.55%	2.62%	2.65%	2.33%	2.80%
Supplemental Data
Net assets, end of period (in millions)	$3,292	$2,687	$2,202	$1,988	$1,361
Portfolio turnover rateE	63%	75%	85%	118%	100%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended August 31, 2016
(Amounts in thousands except percentages)

1. Organization.

Fidelity U.S. Bond Index Fund (the Fund) (formerly Spartan U.S.Bond Index Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Investor Class, Premium Class (formerly Fidelity Advantage Class), Institutional Class, Fidelity Institutional Premium Class (formerly Fidelity Advantage Institutional Class) and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund offers conversion privileges between share classes to eligible shareholders. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the FMR Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2016 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2016, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to in- kind transactions, market discount, deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$1,196,180
Gross unrealized depreciation	(31,437)
Net unrealized appreciation (depreciation) on securities	$1,164,743
Tax Cost	$26,131,555

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$260
Net unrealized appreciation (depreciation) on securities and other investments	$1,164,712

The Fund intends to elect to defer to its next fiscal year $2,216 of capital losses recognized during the period November 1, 2015 to August 31, 2016.

The tax character of distributions paid was as follows:

	August 31, 2016	August 31, 2015
Ordinary Income	$547,324	$ 493,591
Long-term Capital Gains	26,944	6,663
Total	$574,268	$ 500,254

Repurchase Agreements. Pursuant to an Exemptive Order issued by the SEC, the Fund along with other registered investment companies having management contracts with FMR, or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $2,027,029 and $817,747, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. Effective July 1, 2016, the Board approved an amendment to the management contract to reduce the management fee from an annual rate of .05% to .03% of the Fund's average net assets. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees. For the reporting period, the Fund's total annual management fee was .05% of the Fund's average net assets.

Effective July 1, 2016, the Board also approved an amendment to the expense contract. Under the expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

Investor Class	.15%
Premium Class	.05%
Institutional Class	.04%
Institutional Premium Class	.03%
Class F	.03%

Prior to July 1, 2016, the investment adviser paid class-level expenses as necessary so that the total expenses did not exceed .22%, .17%, .07% and .05% for Investor Class, Premium Class, Institutional Class and Institutional Premium Class, respectively and Class F did not have an expense contract.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class. FIIOC receives transfer agent fees at an annual rate of .17%, .12%, .035% and .015% of class-level average net assets for Investor Class, Premium Class, Institutional Class and Institutional Premium Class, respectively. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Effective July 1, 2016, under the amended expense contract, Investor Class, Premium Class and Institutional Class pay a portion of the transfer agent fees at an annual rate of .12%, .02% and .01%, of class-level average net assets, respectively. Institutional Premium Class does not pay transfer agent fees. FIIOC receives no fees for providing transfer agency services to Class F. Prior to July 1, 2016, Institutional Class paid a portion of the transfer agent fees at an annual rate of .02% of class-level average net assets and Fidelity Institutional Premium Class did not pay transfer agent fees.

For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets
Investor Class	$9,426.17
Premium Class	7,244.10
Institutional Class	609.02
	$17,279

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $45 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $343.

8. Expense Reductions.

The investment adviser contractually agreed to reimburse certain classes of the Fund to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement. Effective July 1, 2016, the expense limitations were discontinued.

	Expense Limitations	Reimbursement
Investor Class	.20%	$1,118
Premium Class	.07%	5,823
Institutional Class	.06%	278
Institutional Premium Class	.05%	6
Class F	.05%	4

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $14.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended August 31, 2016	Year ended August 31, 2015
From net investment income
Investor Class	$133,298	$154,154
Premium Class	177,559	155,722
Institutional Class	83,586	82,742
Institutional Premium Class	73,996	31,519
Class F	71,732	62,792
Total	$540,171	$486,929
From net realized gain
Investor Class	$11,052	$4,492
Premium Class	11,030	4,158
Institutional Class	5,143	2,426
Institutional Premium Class	2,514	668
Class F	4,358	1,581
Total	$34,097	$13,325

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended August 31, 2016	Year ended August 31, 2015	Year ended August 31, 2016	Year ended August 31, 2015
Investor Class
Shares sold	151,066	621,208	$1,766,952	$7,202,773
Reinvestment of distributions	11,596	13,464	135,276	157,953
Shares redeemed	(685,368)	(630,565)	(7,873,166)	(7,314,458)
Net increase (decrease)	(522,706)	4,107	$(5,970,938)	$46,268
Premium Class
Shares sold	347,170	731,960	$4,086,127	$8,499,939
Reinvestment of distributions	15,335	13,152	179,993	154,273
Shares redeemed	(245,703)	(660,828)	(2,889,831)	(7,666,150)
Net increase (decrease)	116,802	84,284	$1,376,289	$988,062
Institutional Class
Shares sold	118,438	119,500	$1,392,310	$1,400,628
Reinvestment of distributions	7,560	7,260	88,729	85,167
Shares redeemed	(72,583)	(128,639)	(850,501)	(1,503,380)
Net increase (decrease)	53,415	(1,879)	$630,538	$(17,585)
Institutional Premium Class
Shares sold	738,185	77,901	$8,526,678	$911,540
Reinvestment of distributions	6,289	2,744	74,468	32,187
Shares redeemed	(60,864)	(26,815)	(716,655)	(314,218)
Net increase (decrease)	683,610	53,830	$7,884,491	$629,509
Class F
Shares sold	80,507	69,196	$946,553	$810,742
Reinvestment of distributions	6,484	5,489	76,090	64,373
Shares redeemed	(43,702)	(30,763)	(510,178)	(360,902)
Net increase (decrease)	43,289	43,922	$512,465	$514,213

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Mutual funds managed by the investment adviser or its affiliates were the owners of record, in the aggregate, of approximately 35% of the total outstanding shares of the Fund.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity U.S. Bond Index Fund (formerly Spartan U.S. Bond Index Fund):

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity U.S. Bond Index Fund (a fund of Fidelity Salem Street Trust) at August 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity U.S. Bond Index Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2016 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
October 20, 2016

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Jonathan Chiel, Jennifer Toolin McAuliffe, and Mark A. Murray, each of the Trustees oversees 244 funds. Mr. Chiel oversees 111 funds. Ms. McAuliffe and Mr. Murray each oversees 191 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-835-5092.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as President (2013-present) and Chief Executive Officer (2014-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present), Chairman and Director of FMR (investment adviser firm, 2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Ms. McAuliffe previously served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)

Year of Election or Appointment: 2007

Trustee

Mr. Keyes also serves as Trustee of other Fidelity® funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (U.K.) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jeffrey S. Christian (1961)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Christian also serves as Assistant Treasurer of other funds. Mr. Christian is an employee of Fidelity Investments (2003-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)

Year of Election or Appointment: 2015

Vice President

Mr. Goebel serves as Vice President of other funds and is an employee of Fidelity Investments (2001-present). Mr. Goebel serves as Senior Vice President of Fidelity Management & Research Company (FMR) (investment adviser firm, 2016-present). Previously, Mr. Goebel served as Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-2015), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-2015), and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-2015); General Counsel, Secretary, and Senior Vice President of FMR (investment adviser firm, 2008-2015) and FMR Co., Inc. (investment adviser firm, 2008-2015); Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-2015) and Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2008-2015); Chief Legal Officer (CLO) of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-2015); Secretary and CLO of certain Fidelity® funds (2008-2015); Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

John F. Papandrea (1972)

Year of Election or Appointment: 2016

Anti-Money Laundering (AML) Officer

Mr. Papandrea also serves as AML Officer of other funds. Mr. Papandrea is Vice President of FMR LLC (diversified financial services company, 2008-present) and is an employee of Fidelity Investments (2005-present).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of FMR Investment Management (U.K.) Limited (investment adviser firm, 2015-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Christine J. Thompson (1958)

Year of Election or Appointment: 2015

Vice President of Fidelity's Bond Funds

Ms. Thompson also serves as Vice President of other funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments (1985-present). Previously, Ms. Thompson served as Vice President of Fidelity's Bond Funds (2010-2012).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2016 to August 31, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2016	Ending Account Value August 31, 2016	Expenses Paid During Period-B March 1, 2016 to August 31, 2016
Investor Class	.19%
Actual		$1,000.00	$1,035.90	$.97-C
Hypothetical-D		$1,000.00	$1,024.18	$.97-C
Premium Class	.06%
Actual		$1,000.00	$1,035.60	$.31
Hypothetical-D		$1,000.00	$1,024.83	$.31
Institutional Class	.05%
Actual		$1,000.00	$1,035.70	$.26
Hypothetical-D		$1,000.00	$1,024.89	$.25
Institutional Premium Class	.04%
Actual		$1,000.00	$1,035.70	$.20
Hypothetical-D		$1,000.00	$1,024.94	$.20
Class F	.04%
Actual		$1,000.00	$1,035.70	$.20
Hypothetical-D		$1,000.00	$1,024.94	$.20

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

 C If fees and changes to class level expense contract and/ or expense cap effective July 1, 2016, had been in effect during the entire period, the annualized expense ratio would have been .15% and the expenses paid in the actual and hypothetical examples above would have been $.77 and $.76, respectively.

 D 5% return per year before expenses

Distributions (Unaudited)

The fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2016, $4,521,091, or, if subsequently determined to be different, the net capital gain of such year.

A total of 24.88% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $330,642,052 of distributions paid during the period January 1, 2016 to August 31, 2016 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2017 of amounts for use in preparing 2016 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity U.S. Bond Index Fund

On July 14, 2016, the Board of Trustees, including the Independent Trustees (together, the Board), voted to ratify an amended and restated management contract (the Amended Contract) for the fund to decrease the management fees paid by the fund to Fidelity Management & Research Company (FMR), the fund's investment adviser, by 2 basis points. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information relevant to the approval of the Amended Contract.

Nature, Extent, and Quality of Services Provided. The Board noted that it previously received and considered materials relating to the nature, extent and quality of services provided by FMR and the sub-advisers to the fund, including the resources dedicated to investment management and support services, shareholder and administrative services, the benefits to shareholders of investment in a large fund family, and the investment performance of the fund in connection with the annual renewal of the fund's current management and sub-advisory agreements. At its September 2015 meeting, the Board concluded that the nature, extent and quality of the services provided to the fund under the existing management and sub-advisory agreements should benefit the fund's shareholders. The Board noted that approval of the Amended Contract would not change the fund's portfolio manager, the investment processes, the level or nature of services provided, the resources and personnel allocated or trading and compliance operations. The Board concluded that the nature, extent, and quality of services to be provided to the fund under the Amended Contract will continue to benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered that it received and reviewed information regarding the fund's management fee rate and total expense ratio compared to "mapped groups" of competitive funds and classes at the current management fee and expense levels in connection with the annual renewal of the management contract and sub-advisory agreements. Based on its review, the Board concluded at its September 2015 meeting that the fund's current management fee and total expenses are fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the proposed management fee rate under the Amended Contract, the Board considered that the proposed fee rate is lower by 2 basis points than the current management fee rate. The Board also considered that the management fee rate would continue to rank below the median of its competitor funds based on the competitive mapped group data provided to the Board in connection with the annual renewal of the existing management contract. The Board also considered that FMR will retain its obligation to pay fund-level operating expenses, with certain limited exceptions, under the management contract.

In connection with its review of the fund's total expenses, the Board considered the effects of new contractual arrangements for the fund that oblige FMR to pay all "class-level" expenses of each class of the fund to the extent necessary to limit total expenses, with certain exceptions, as follows: 0.15%: Investor; 0.05%: Premium; 0.04%: Institutional; 0.03%: Institutional Premium; 0.03%: Class F. The Board also considered that the total expense ratio for each class of the fund would continue to rank below the median of those funds and classes used by the Board for management fee comparisons that have a similar sales load structure based on the competitive mapped group data provided to the Board at its July 2016 meeting in connection with the annual renewal of the existing management contract and sub-advisory agreements.

Based on its review, the Board concluded that the management fee and the total expenses continue to be fair and reasonable in light of the services that the fund receives and the other factors considered.

Costs of the Services and Profitability. The Board considered that it previously reviewed information regarding the revenues earned, the expenses incurred by FMR in providing services to the fund and the level of FMR's profitability. At its September 2015 meeting, the Board concluded that it was satisfied that the profitability of FMR in connection with the operation of the fund was not excessive. Because the Board was approving an arrangement under which the management fees were being reduced, the Board did not consider FMR's costs of services, revenues, or profitability to be significant factors in its decision to approve the Amended Contract.

Economies of Scale. The Board considered that it previously received and reviewed information regarding whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is a potential realization of any further economies of scale and that it concluded, at its September 2015 meeting, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity. In connection with the approval of the fund's Amended Contract, the Board did not consider economies of scale because the proposed fee arrangement lowers the fund's management fee and FMR will contractually limit expenses. The Board will continue to review economies of scale in connection with future renewals of the Amended Contract.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Amended Contract should be ratified and approved.

UII-UDV-ANN-1016
1.925929.105

Fidelity® U.S. Bond Index Fund (formerly Spartan® U.S. Bond Index Fund) Investor Class and Premium Class (formerly Fidelity Advantage® Class) Annual Report August 31, 2016

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended August 31, 2016	Past 1 year	Past 5 years	Past 10 years
Investor Class	5.91%	3.08%	4.50%
Premium Class	5.96%	3.18%	4.55%

 The initial offering of Premium Class took place on May 4, 2011. Returns prior to May 4, 2011 are those of Investor Class.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® U.S. Bond Index Fund - Investor Class on August 31, 2006.

The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$15,523	Fidelity® U.S. Bond Index Fund - Investor Class
$16,115	Barclays® U.S. Aggregate Bond Index

Management's Discussion of Fund Performance

Market Recap:  Taxable investment-grade bonds gained solidly for the 12 months ending August 31, 2016, a volatile period marked by persistent concern about global growth, divergent global monetary policies and Brexit – the U.K.’s late-June referendum vote to leave the European Union. The Barclays U.S. Aggregate Bond Index rose 5.97% the past year, gaining significant ground in the mid-to-late stages of the period. The return primarily was driven by bond-price gains, partly as foreign investors sought the relatively higher yields and stability of U.S. fixed-income securities. Bond yields trended lower and the yield curve flattened for much of the period, especially in early 2016, soon after the U.S. Federal Reserve raised policy interest rates. Still, U.S. yields remained higher than those in most industrial countries, especially in Japan and parts of Europe, where rates largely were negative. Within the Barclays index, investment-grade corporate bonds led all major market segments by far, with a return of 9.64%. U.S. Treasuries, meanwhile, lagged many spread-based sectors, returning 5.14%. Commercial mortgage-backed securities topped the index, returning 6.72%, although most other securitized sectors fell short. Riskier, non-core fixed-income segments, including emerging-markets debt, led the broader market amid a strong surge in the period’s second half.

Comments from Co-Portfolio Manager Brandon Bettencourt:  For the year, the fund’s share classes produced mid-single-digit gains that were roughly in line, net of fees, with the benchmark Barclays U.S. Aggregate Bond Index. These results met our goal of producing monthly returns, before expenses, that closely match the benchmark return. We used a method known as “stratified sampling,” or investing in representative securities, to construct a portfolio that approximately mirrored the structure of the index in terms of sector weightings, maturity distribution and credit quality. Also, we managed the portfolio so that it matched the benchmark in terms of overall sensitivity to changing interest rates and to changes in the yield curve, which plots bond yields relative to their maturities. Looking ahead, we expect the fund's performance to likely mirror the direction of the bond market itself, and to be shaped largely by expectations for a policy interest rate increase, which remains heavily dependent on confirmation from strong economic data.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Quality Diversification (% of fund's net assets)

As of August 31, 2016
U.S. Government and U.S. Government Agency Obligations	69.4%
AAA	4.8%
AA	3.7%
A	9.7%
BBB	13.3%
BB and Below	0.6%
Not Rated	0.3%
Short-Term Investments and Net Other Assets*	(1.8)%

 * Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

As of February 29, 2016
U.S. Government and U.S. Government Agency Obligations	68.9%
AAA	5.5%
AA	4.0%
A	10.5%
BBB	11.3%
BB and Below	0.5%
Not Rated	0.3%
Short-Term Investments and Net Other Assets*	(1.0)%

 * Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of August 31, 2016*
Corporate Bonds	26.1%
U.S. Government and U.S. Government Agency Obligations	69.4%
Asset-Backed Securities	0.5%
CMOs and Other Mortgage Related Securities	1.3%
Municipal Bonds	0.8%
Other Investments	3.7%
Short-Term Investments and Net Other Assets (Liabilities)**	(1.8)%

 * Foreign investments - 8.9%

 ** Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

As of February 29, 2016*
Corporate Bonds	25.1%
U.S. Government and U.S. Government Agency Obligations	68.9%
Asset-Backed Securities	0.7%
CMOs and Other Mortgage Related Securities	1.8%
Municipal Bonds	0.8%
Other Investments	3.7%
Short-Term Investments and Net Other Assets (Liabilities)**	(1.0)%

 * Foreign investments - 8.4%

 ** Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Investments August 31, 2016

Showing Percentage of Net Assets

Nonconvertible Bonds - 26.1%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 2.2%
Automobiles - 0.4%
American Honda Finance Corp.:
1.65% 7/12/21	$7,950	$7,925
2.125% 10/10/18	6,550	6,678
2.15% 3/13/20	8,550	8,714
2.25% 8/15/19	7,650	7,849
Ford Motor Co. 4.75% 1/15/43	7,650	8,275
General Motors Co.:
5.2% 4/1/45	4,270	4,546
6.6% 4/1/36	5,840	7,201
General Motors Financial Co., Inc.:
3.15% 1/15/20	6,630	6,769
4% 1/15/25	6,170	6,281
4.3% 7/13/25	12,400	12,845
4.375% 9/25/21	9,190	9,801
		86,884
Diversified Consumer Services - 0.1%
George Washington University 4.3% 9/15/44	2,000	2,235
Ingersoll-Rand Global Holding Co. Ltd. 2.875% 1/15/19	1,623	1,672
Massachusetts Institute of Technology:
3.885% 7/1/16	2,830	2,924
3.959% 7/1/38	4,725	5,489
Northwestern University 4.643% 12/1/44	3,350	4,295
President and Fellows of Harvard College 3.619% 10/1/37	1,000	1,120
Rice University 3.774% 5/15/55	1,900	2,128
Trustees of Princeton Univ. 5.7% 3/1/39	1,000	1,465
University Notre Dame du Lac 3.438% 2/15/45	3,330	3,555
University of Southern California 5.25% 10/1/2111	2,000	2,712
		27,595
Hotels, Restaurants & Leisure - 0.2%
McDonald's Corp.:
2.75% 12/9/20	2,300	2,393
3.7% 1/30/26	12,680	13,703
4.875% 12/9/45	5,430	6,423
5.35% 3/1/18	2,317	2,458
6.3% 3/1/38	7,045	9,368
Metropolitan Museum of Art 3.4% 7/1/45	3,000	3,191
Starbucks Corp.:
2.45% 6/15/26	10,000	10,191
3.85% 10/1/23	1,875	2,105
		49,832
Internet & Catalog Retail - 0.0%
Amazon.com, Inc. 4.8% 12/5/34	6,000	7,205
Media - 1.1%
21st Century Fox America, Inc.:
3.7% 10/15/25	7,000	7,636
5.4% 10/1/43	3,875	4,712
5.65% 8/15/20	1,000	1,142
6.15% 3/1/37	3,955	5,066
6.9% 3/1/19	2,110	2,377
6.9% 8/15/39	2,000	2,743
7.75% 12/1/45	3,160	4,802
AOL Time Warner, Inc.:
2.95% 7/15/26	8,000	8,160
7.625% 4/15/31	3,250	4,583
CBS Corp.:
4% 1/15/26	6,000	6,445
4.6% 1/15/45	7,300	7,701
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.908% 7/23/25 (a)	7,980	8,799
6.484% 10/23/45 (a)	4,690	5,763
Comcast Corp.:
2.35% 1/15/27	3,000	2,974
3.125% 7/15/22	3,000	3,202
3.15% 3/1/26	5,000	5,290
3.375% 8/15/25	13,700	14,767
4.65% 7/15/42	9,000	10,555
4.75% 3/1/44	5,400	6,465
5.7% 5/15/18	2,940	3,166
5.7% 7/1/19	8,500	9,520
6.4% 3/1/40	1,000	1,428
6.55% 7/1/39	3,000	4,319
6.95% 8/15/37	6,700	9,931
Discovery Communications LLC:
3.25% 4/1/23	2,338	2,339
4.875% 4/1/43	4,900	4,631
5.05% 6/1/20	3,200	3,520
NBCUniversal, Inc. 6.4% 4/30/40	3,000	4,277
Thomson Reuters Corp.:
1.3% 2/23/17	2,350	2,354
1.65% 9/29/17	8,000	8,031
4.7% 10/15/19	4,000	4,334
Time Warner Cable, Inc.:
4.5% 9/15/42	11,000	10,642
5.85% 5/1/17	5,801	5,969
6.75% 7/1/18	1,162	1,266
7.3% 7/1/38	4,000	5,195
8.75% 2/14/19	2,368	2,751
Time Warner, Inc.:
2.1% 6/1/19	3,000	3,044
3.55% 6/1/24	3,000	3,192
3.6% 7/15/25	6,340	6,790
4% 1/15/22	1,000	1,091
4.65% 6/1/44	3,000	3,326
4.85% 7/15/45	3,000	3,442
6.5% 11/15/36	5,724	7,439
Viacom, Inc.:
4.25% 9/1/23	7,775	8,238
4.375% 3/15/43	2,635	2,387
5.625% 9/15/19	1,000	1,104
6.125% 10/5/17	5,420	5,685
Walt Disney Co.:
1.125% 2/15/17	2,760	2,763
1.85% 5/30/19	1,500	1,526
1.85% 7/30/26	5,110	4,916
2.3% 2/12/21	4,740	4,900
2.55% 2/15/22	2,810	2,922
3.15% 9/17/25	9,470	10,310
4.125% 6/1/44	5,700	6,541
5.5% 3/15/19	2,000	2,210
		278,681
Multiline Retail - 0.1%
Kohl's Corp. 4.75% 12/15/23	7,800	8,440
Macy's Retail Holdings, Inc.:
2.875% 2/15/23	4,750	4,666
4.3% 2/15/43	4,750	4,047
Target Corp.:
3.875% 7/15/20	3,000	3,287
4% 7/1/42	7,000	7,755
		28,195
Specialty Retail - 0.3%
Advance Auto Parts, Inc. 4.5% 12/1/23	3,750	4,052
AutoZone, Inc.:
3.125% 7/15/23	3,825	3,978
3.25% 4/15/25	4,000	4,162
3.7% 4/15/22	5,500	5,868
Home Depot, Inc.:
2.25% 9/10/18	5,000	5,114
3% 4/1/26	10,030	10,694
3.75% 2/15/24	6,725	7,486
4.2% 4/1/43	1,575	1,787
4.25% 4/1/46	3,280	3,813
4.875% 2/15/44	2,875	3,573
5.875% 12/16/36	4,700	6,478
Lowe's Companies, Inc.:
1.625% 4/15/17	10,300	10,338
3.7% 4/15/46	2,000	2,090
4.625% 4/15/20	2,000	2,196
4.65% 4/15/42	6,500	7,688
5.8% 4/15/40	2,000	2,701
O'Reilly Automotive, Inc. 3.85% 6/15/23	2,825	3,027
		85,045

TOTAL CONSUMER DISCRETIONARY		563,437

CONSUMER STAPLES - 2.1%
Beverages - 0.7%
Anheuser-Busch Companies, Inc. 6.45% 9/1/37	4,073	5,583
Anheuser-Busch InBev Finance, Inc.:
1.25% 1/17/18	4,725	4,726
2.625% 1/17/23	2,825	2,883
2.65% 2/1/21	19,340	19,930
3.3% 2/1/23	10,250	10,756
3.65% 2/1/26	25,140	26,840
4.625% 2/1/44	5,750	6,683
4.7% 2/1/36	4,870	5,645
4.9% 2/1/46	13,000	15,720
Anheuser-Busch InBev Worldwide, Inc.:
5.375% 1/15/20	1,500	1,678
8.2% 1/15/39	2,800	4,570
Diageo Capital PLC:
1.5% 5/11/17	1,700	1,706
5.75% 10/23/17	5,185	5,448
Dr. Pepper Snapple Group, Inc. 2% 1/15/20	2,850	2,861
Molson Coors Brewing Co.:
2.1% 7/15/21	4,900	4,932
3% 7/15/26	7,000	7,085
4.2% 7/15/46	8,730	9,163
PepsiCo, Inc.:
2.15% 10/14/20	12,000	12,302
3.6% 8/13/42	3,000	3,146
4.25% 10/22/44	6,000	6,911
4.45% 4/14/46	800	966
4.875% 11/1/40	2,300	2,865
7.9% 11/1/18	6,000	6,859
The Coca-Cola Co.:
2.875% 10/27/25	9,580	10,087
3.15% 11/15/20	3,700	3,959
		183,304
Food & Staples Retailing - 0.5%
CVS Health Corp.:
2.25% 8/12/19	3,750	3,842
2.8% 7/20/20	8,400	8,748
3.875% 7/20/25	4,660	5,133
4.875% 7/20/35	3,100	3,694
5.125% 7/20/45	8,810	10,984
5.3% 12/5/43	4,391	5,492
Kroger Co.:
3.5% 2/1/26	4,000	4,306
5.15% 8/1/43	2,725	3,386
Sysco Corp.:
3.3% 7/15/26	3,280	3,433
3.75% 10/1/25	5,700	6,171
Wal-Mart Stores, Inc.:
1.125% 4/11/18	7,900	7,925
3.3% 4/22/24	19,000	20,769
5.625% 4/1/40	2,000	2,728
5.625% 4/15/41	4,600	6,288
6.5% 8/15/37	8,275	12,270
Walgreen Co. 3.1% 9/15/22	2,850	2,958
Walgreens Boots Alliance, Inc.:
2.6% 6/1/21	7,700	7,871
3.45% 6/1/26	5,000	5,201
		121,199
Food Products - 0.4%
Campbell Soup Co. 2.5% 8/2/22	4,750	4,861
ConAgra Foods, Inc.:
1.9% 1/25/18	5,675	5,714
3.2% 1/25/23	8,805	9,175
General Mills, Inc.:
2.2% 10/21/19	7,000	7,158
5.65% 2/15/19	13,501	14,884
H.J. Heinz Co.:
3% 6/1/26	8,500	8,614
5% 7/15/35	3,500	4,115
5.2% 7/15/45	5,180	6,210
Kellogg Co.:
3.125% 5/17/22	1,875	1,957
3.25% 5/21/18	2,800	2,887
3.25% 4/1/26	3,720	3,864
Kraft Foods Group, Inc.:
3.5% 6/6/22	11,650	12,440
5% 6/4/42	2,825	3,293
The J.M. Smucker Co. 2.5% 3/15/20	5,700	5,841
Tyson Foods, Inc. 3.95% 8/15/24	7,575	8,201
Unilever Capital Corp.:
2% 7/28/26	2,000	1,961
2.2% 3/6/19	7,475	7,653
3.1% 7/30/25	2,900	3,125
		111,953
Household Products - 0.2%
Kimberly-Clark Corp.:
1.9% 5/22/19	8,325	8,490
2.4% 3/1/22	5,200	5,379
2.4% 6/1/23	8,000	8,265
3.2% 7/30/46	2,500	2,505
Procter & Gamble Co.:
1.9% 11/1/19	4,000	4,089
2.3% 2/6/22	4,700	4,865
3.1% 8/15/23	10,000	10,807
		44,400
Personal Products - 0.0%
Colgate-Palmolive Co. 3.25% 3/15/24	10,000	11,017
Tobacco - 0.3%
Altria Group, Inc.:
2.85% 8/9/22	7,000	7,340
4.25% 8/9/42	9,780	10,970
Philip Morris International, Inc.:
1.875% 2/25/21	7,000	7,070
2.125% 5/10/23	3,100	3,100
3.875% 8/21/42	4,825	5,075
4.5% 3/26/20	2,000	2,201
4.875% 11/15/43	6,000	7,338
5.65% 5/16/18	6,789	7,296
6.375% 5/16/38	1,450	2,039
Reynolds American, Inc.:
4.45% 6/12/25	7,060	7,923
4.85% 9/15/23	1,800	2,065
5.85% 8/15/45	4,240	5,530
7.25% 6/15/37	7,220	9,965
		77,912

TOTAL CONSUMER STAPLES		549,785

ENERGY - 2.8%
Energy Equipment & Services - 0.1%
Baker Hughes, Inc. 5.125% 9/15/40	2,000	2,294
El Paso Pipeline Partners Operating Co. LLC 4.7% 11/1/42	3,800	3,511
Halliburton Co.:
3.8% 11/15/25	10,380	10,728
5% 11/15/45	7,540	8,300
6.15% 9/15/19	2,000	2,242
7.45% 9/15/39	1,500	2,099
Nabors Industries, Inc. 2.35% 9/15/16	7,475	7,476
		36,650
Oil, Gas & Consumable Fuels - 2.7%
Anadarko Petroleum Corp.:
3.45% 7/15/24	5,000	4,867
4.85% 3/15/21	6,145	6,537
6.2% 3/15/40	2,000	2,233
6.45% 9/15/36	2,675	3,088
6.6% 3/15/46	4,650	5,535
Apache Corp. 5.1% 9/1/40	3,000	3,130
Boardwalk Pipelines LP 4.95% 12/15/24	4,750	4,899
BP Capital Markets PLC:
2.241% 9/26/18	4,775	4,865
2.315% 2/13/20	1,800	1,838
2.5% 11/6/22	3,000	3,038
2.521% 1/15/20	6,000	6,173
3.062% 3/17/22	3,750	3,936
3.245% 5/6/22	7,750	8,187
4.5% 10/1/20	2,000	2,208
4.75% 3/10/19	1,000	1,081
Canadian Natural Resources Ltd.:
3.9% 2/1/25	1,875	1,889
5.7% 5/15/17	1,148	1,182
6.25% 3/15/38	6,850	7,529
Cenovus Energy, Inc.:
3% 8/15/22	1,700	1,621
3.8% 9/15/23	1,750	1,689
6.75% 11/15/39	2,000	2,135
Chevron Corp.:
1.104% 12/5/17	5,700	5,707
1.718% 6/24/18	7,525	7,603
1.961% 3/3/20	8,625	8,771
2.193% 11/15/19	11,400	11,650
2.954% 5/16/26	11,000	11,440
Columbia Pipeline Group, Inc.:
3.3% 6/1/20	3,043	3,149
4.5% 6/1/25	3,325	3,596
ConocoPhillips Co.:
2.2% 5/15/20	5,830	5,878
3.35% 5/15/25	6,810	6,946
4.95% 3/15/26	11,620	13,175
5.75% 2/1/19	2,902	3,173
6.5% 2/1/39	7,529	9,890
DCP Midstream Operating LP:
2.5% 12/1/17	5,700	5,679
3.875% 3/15/23	3,775	3,586
Devon Energy Corp.:
3.25% 5/15/22	4,000	3,969
5.6% 7/15/41	2,875	2,874
Ecopetrol SA:
5.375% 6/26/26	4,740	4,872
5.875% 5/28/45	3,800	3,557
El Paso Natural Gas Co. 5.95% 4/15/17	926	950
Enbridge Energy Partners LP:
4.2% 9/15/21	8,700	8,979
5.875% 12/15/16	1,000	1,011
6.5% 4/15/18	1,000	1,058
Enbridge, Inc. 3.5% 6/10/24	2,825	2,742
Encana Corp.:
3.9% 11/15/21	4,900	4,854
6.5% 2/1/38	5,000	5,004
Energy Transfer Partners LP:
3.6% 2/1/23	8,550	8,417
4.15% 10/1/20	4,500	4,720
5.15% 3/15/45	8,000	7,678
Enterprise Products Operating LP:
3.7% 2/15/26	1,770	1,845
3.95% 2/15/27	9,880	10,390
4.05% 2/15/22	9,325	10,057
4.85% 8/15/42	2,500	2,650
4.85% 3/15/44	5,000	5,295
5.7% 2/15/42	2,000	2,316
6.65% 4/15/18	2,000	2,157
7.55% 4/15/38	2,000	2,661
EOG Resources, Inc. 5.625% 6/1/19	1,000	1,092
Exxon Mobil Corp.:
3.043% 3/1/26	8,330	8,838
3.567% 3/6/45	6,650	7,056
Hess Corp.:
3.5% 7/15/24	3,800	3,733
5.6% 2/15/41	3,400	3,454
8.125% 2/15/19	6,000	6,778
Kinder Morgan Energy Partners LP:
2.65% 2/1/19	3,425	3,466
3.45% 2/15/23	12,200	12,078
3.5% 9/1/23	2,000	1,981
3.95% 9/1/22	7,000	7,245
5% 3/1/43	1,000	962
5.5% 3/1/44	6,997	7,104
5.625% 9/1/41	1,000	994
6.55% 9/15/40	3,000	3,259
Kinder Morgan, Inc. 5.3% 12/1/34	8,550	8,617
Magellan Midstream Partners LP:
5% 3/1/26	3,000	3,422
6.55% 7/15/19	4,592	5,170
Marathon Oil Corp. 3.85% 6/1/25	7,000	6,541
Marathon Petroleum Corp.:
5.125% 3/1/21	1,000	1,114
6.5% 3/1/41	1,000	1,123
Nexen, Inc. 5.875% 3/10/35	3,710	4,633
Occidental Petroleum Corp.:
2.7% 2/15/23	6,000	6,113
3.125% 2/15/22	2,000	2,106
ONEOK Partners LP:
3.2% 9/15/18	3,000	3,051
3.375% 10/1/22	5,000	5,034
Petro-Canada:
6.05% 5/15/18	3,650	3,909
6.8% 5/15/38	8,445	11,303
Petroleos Mexicanos:
3.125% 1/23/19	1,425	1,444
3.5% 7/18/18	5,925	6,059
3.5% 7/23/20	11,525	11,669
3.5% 1/30/23	6,725	6,535
4.875% 1/24/22	18,010	18,759
5.5% 6/27/44	8,600	8,170
5.625% 1/23/46	5,680	5,487
6.375% 1/23/45	10,400	10,952
Phillips 66 Co.:
4.875% 11/15/44	1,000	1,120
5.875% 5/1/42	9,500	11,980
Plains All American Pipeline LP/PAA Finance Corp.:
3.6% 11/1/24	7,200	6,985
4.65% 10/15/25	12,250	12,709
4.9% 2/15/45	1,900	1,749
5.75% 1/15/20	1,000	1,091
6.125% 1/15/17	1,795	1,824
6.65% 1/15/37	2,795	3,118
Shell International Finance BV:
1.125% 8/21/17	1,375	1,375
2.125% 5/11/20	8,300	8,470
2.375% 8/21/22	3,000	3,058
3.25% 5/11/25	4,160	4,417
4% 5/10/46	4,000	4,191
4.375% 5/11/45	7,120	7,838
6.375% 12/15/38	4,200	5,778
Spectra Energy Capital, LLC 5.65% 3/1/20	2,000	2,161
Spectra Energy Partners LP:
2.95% 9/25/18	2,877	2,930
4.75% 3/15/24	4,825	5,362
Statoil ASA:
1.2% 1/17/18	5,575	5,567
1.95% 11/8/18	7,300	7,387
2.25% 11/8/19	8,000	8,170
3.7% 3/1/24	3,650	3,959
5.1% 8/17/40	2,000	2,417
Suncor Energy, Inc.:
6.1% 6/1/18	11,244	12,076
6.85% 6/1/39	2,000	2,758
Sunoco Logistics Partner Operations LP 3.9% 7/15/26	7,520	7,595
The Williams Companies, Inc.:
4.55% 6/24/24	5,675	5,803
5.75% 6/24/44	1,900	1,952
Total Capital Canada Ltd. 1.45% 1/15/18	2,625	2,636
Total Capital International SA:
1.55% 6/28/17	5,000	5,019
2.1% 6/19/19	4,275	4,363
2.7% 1/25/23	1,900	1,971
2.75% 6/19/21	6,000	6,285
2.875% 2/17/22	4,175	4,341
3.75% 4/10/24	2,000	2,198
TransCanada PipeLines Ltd.:
2.5% 8/1/22	5,000	5,011
6.1% 6/1/40	6,700	8,578
Transcontinental Gas Pipe Line Co. LLC 4.45% 8/1/42	7,750	7,483
Valero Energy Corp. 6.625% 6/15/37	5,420	6,354
Western Gas Partners LP:
2.6% 8/15/18	4,375	4,376
4% 7/1/22	3,000	3,053
Williams Partners LP:
3.35% 8/15/22	2,800	2,737
3.9% 1/15/25	3,525	3,505
		686,960

TOTAL ENERGY		723,610

FINANCIALS - 8.5%
Banks - 4.0%
Australia & New Zealand Banking Group Ltd.:
1.875% 10/6/17	4,750	4,783
3.7% 11/16/25	6,640	7,366
Bank of America Corp.:
2% 1/11/18	3,550	3,571
2.6% 1/15/19	3,775	3,858
2.65% 4/1/19	17,925	18,343
4% 4/1/24	9,000	9,730
4% 1/22/25	6,000	6,248
4.1% 7/24/23	7,000	7,601
4.2% 8/26/24	8,500	9,016
4.25% 10/22/26	4,000	4,242
4.45% 3/3/26	13,000	13,988
4.875% 4/1/44	1,920	2,260
5% 5/13/21	4,000	4,487
5% 1/21/44	5,370	6,436
5.7% 1/24/22	6,250	7,291
5.75% 12/1/17	5,855	6,156
5.875% 1/5/21	6,640	7,650
Bank of Montreal:
1.4% 9/11/17	2,875	2,881
2.375% 1/25/19	3,700	3,775
Bank of Nova Scotia:
4.375% 1/13/21	1,000	1,100
4.5% 12/16/25	6,580	7,033
Banque Centrale de Tunisie 2.452% 7/24/21	8,500	8,851
Barclays PLC:
2.75% 11/8/19	10,000	10,081
3.25% 1/12/21	7,500	7,643
4.375% 1/12/26	5,000	5,220
5.25% 8/17/45	5,600	6,440
BB&T Corp.:
1.6% 8/15/17	5,700	5,726
2.05% 6/19/18	1,900	1,923
BNP Paribas SA:
2.375% 5/21/20	11,600	11,792
2.7% 8/20/18	4,900	5,010
BPCE SA:
2.25% 1/27/20	4,000	4,060
2.5% 7/15/19	12,100	12,351
4% 4/15/24	2,000	2,193
Branch Banking & Trust Co. 3.8% 10/30/26	3,000	3,284
Capital One Bank NA 3.375% 2/15/23	2,424	2,491
Capital One NA 2.4% 9/5/19	7,000	7,125
Citigroup, Inc.:
2.5% 9/26/18	750	763
2.5% 7/29/19	7,400	7,550
2.55% 4/8/19	3,700	3,774
3.7% 1/12/26	11,130	11,748
4.125% 7/25/28	9,370	9,528
4.4% 6/10/25	4,000	4,239
4.6% 3/9/26	6,000	6,447
4.75% 5/18/46	2,370	2,515
5.3% 5/6/44	2,000	2,317
5.5% 9/13/25	5,000	5,664
5.875% 1/30/42	1,675	2,170
8.125% 7/15/39	8,000	12,698
Citizens Financial Group, Inc. 2.375% 7/28/21	4,359	4,381
Comerica, Inc. 3.8% 7/22/26	3,650	3,778
Commonwealth Bank of Australia:
1.9% 9/18/17	4,750	4,778
2.3% 3/12/20	7,550	7,692
Corporacion Andina de Fomento:
1.5% 8/8/17	2,825	2,833
4.375% 6/15/22	14,100	15,598
Council of Europe Development Bank 1.625% 3/16/21	3,770	3,806
Credit Suisse Group Funding Guernsey Ltd.:
3.8% 9/15/22	12,530	12,785
3.8% 6/9/23 (a)	12,000	12,174
4.55% 4/17/26 (a)	8,500	8,977
4.875% 5/15/45	5,000	5,420
Credit Suisse New York Branch:
3% 10/29/21	3,000	3,095
3.625% 9/9/24	3,425	3,593
Discover Bank:
2% 2/21/18	7,375	7,404
3.45% 7/27/26	7,500	7,540
4.2% 8/8/23	7,000	7,499
Export-Import Bank of Korea:
2.875% 1/21/25	7,600	8,003
4% 1/11/17	11,380	11,490
5% 4/11/22	6,170	7,183
Fifth Third Bancorp:
3.5% 3/15/22	1,650	1,741
4.5% 6/1/18	824	863
8.25% 3/1/38	2,079	3,144
HSBC Holdings PLC:
3.4% 3/8/21	10,600	11,066
3.9% 5/25/26	11,000	11,476
4.25% 8/18/25	5,600	5,812
4.875% 1/14/22	10,100	11,228
5.1% 4/5/21	2,800	3,125
6.5% 9/15/37	10,500	13,613
HSBC U.S.A., Inc.:
2.25% 6/23/19	6,625	6,675
2.625% 9/24/18	7,500	7,628
3.5% 6/23/24	7,000	7,322
Huntington Bancshares, Inc.:
2.3% 1/14/22	9,400	9,360
2.6% 8/2/18	4,675	4,756
3.15% 3/14/21	9,500	9,873
Inter-American Development Bank:
1.75% 4/14/22	1,875	1,891
1.875% 6/16/20	5,270	5,381
1.875% 3/15/21	3,900	3,974
2% 6/2/26	4,000	4,082
Japan Bank International Cooperation:
1.75% 5/29/19	15,100	15,199
1.875% 7/21/26	3,800	3,783
2.125% 2/10/25	2,000	2,030
2.75% 1/21/26	3,170	3,395
JPMorgan Chase & Co.:
1.8% 1/25/18	16,250	16,356
2% 8/15/17	7,000	7,055
2.25% 1/23/20	8,875	8,994
2.35% 1/28/19	23,000	23,474
2.95% 10/1/26	4,730	4,759
3.25% 9/23/22	4,000	4,198
3.3% 4/1/26	9,000	9,329
3.375% 5/1/23	1,900	1,960
3.875% 9/10/24	7,725	8,154
4.125% 12/15/26	5,875	6,296
4.35% 8/15/21	2,000	2,205
4.5% 1/24/22	13,000	14,395
4.625% 5/10/21	1,500	1,663
4.85% 2/1/44	5,000	6,102
4.95% 6/1/45	2,550	2,950
5.5% 10/15/40	5,700	7,335
5.6% 7/15/41	1,500	1,946
6.3% 4/23/19	10,000	11,181
KeyCorp. 2.9% 9/15/20	5,800	6,019
Lloyds Bank PLC:
3.5% 5/14/25	8,600	9,129
4.65% 3/24/26	5,800	6,020
Lloyds Banking Group PLC 3.1% 7/6/21	10,000	10,160
Mitsubishi UFJ Financial Group, Inc. 3.85% 3/1/26	6,580	7,188
MUFG Union Bank NA 2.625% 9/26/18	2,750	2,803
Oesterreichische Kontrollbank 2.375% 10/1/21	4,725	4,916
Osterreichische Kontrollbank AG 1.125% 4/26/19	3,300	3,294
PNC Bank NA:
2.4% 10/18/19	4,750	4,870
2.6% 7/21/20	6,680	6,892
PNC Financial Services Group, Inc. 3.9% 4/29/24	5,650	6,085
PNC Funding Corp. 6.7% 6/10/19	2,500	2,852
Rabobank (Netherlands) NV:
3.95% 11/9/22	5,300	5,559
4.5% 1/11/21	1,000	1,109
5.25% 5/24/41	3,000	3,882
Rabobank Nederland 4.375% 8/4/25	6,000	6,349
Rabobank Nederland New York Branch 3.375% 5/21/25	3,750	4,005
Regions Financial Corp.:
2% 5/15/18	3,650	3,670
3.2% 2/8/21	14,100	14,618
Royal Bank of Canada:
2.15% 3/6/20	6,575	6,679
4.65% 1/27/26	9,390	10,327
Royal Bank of Scotland Group PLC 4.8% 4/5/26	6,600	6,906
Societe Generale SA 2.625% 10/1/18	3,750	3,828
Sumitomo Mitsui Banking Corp.:
2.25% 7/11/19	5,725	5,805
2.45% 1/16/20	5,000	5,089
2.5% 7/19/18	4,351	4,417
3.4% 7/11/24	5,725	6,098
SunTrust Banks, Inc.:
2.35% 11/1/18	3,000	3,049
2.5% 5/1/19	2,000	2,041
3.3% 5/15/26	7,600	7,810
Svenska Handelsbanken AB 2.5% 1/25/19	11,750	12,025
The Toronto-Dominion Bank:
2.375% 10/19/16	1,200	1,202
2.5% 12/14/20	14,020	14,408
U.S. Bancorp:
3.1% 4/27/26	9,000	9,306
4.125% 5/24/21	3,000	3,331
Wachovia Corp. 5.75% 6/15/17	2,905	3,007
Wells Fargo & Co.:
2.1% 5/8/17	2,725	2,742
2.6% 7/22/20	7,640	7,858
3.3% 9/9/24	4,625	4,886
3.45% 2/13/23	3,675	3,852
3.55% 9/29/25	4,240	4,539
3.9% 5/1/45	4,760	5,041
4.1% 6/3/26	3,225	3,501
4.4% 6/14/46	7,140	7,621
4.48% 1/16/24	3,816	4,226
4.9% 11/17/45	2,770	3,170
5.375% 11/2/43	1,850	2,222
5.606% 1/15/44	11,380	14,212
5.625% 12/11/17	5,972	6,295
Westpac Banking Corp.:
2% 8/14/17	5,000	5,035
2% 8/19/21	6,580	6,572
2.3% 5/26/20	3,000	3,051
2.85% 5/13/26	4,750	4,848
4.875% 11/19/19	3,700	4,052
Zions Bancorp. 4.5% 6/13/23	207	215
		1,033,902
Capital Markets - 1.3%
Affiliated Managers Group, Inc. 3.5% 8/1/25	4,750	4,741
Bank of New York Mellon Corp. 2.8% 5/4/26	5,630	5,805
BlackRock, Inc.:
3.5% 3/18/24	2,900	3,208
4.25% 5/24/21	6,500	7,242
Credit Suisse AG 6% 2/15/18	15,651	16,477
Deutsche Bank AG 4.5% 4/1/25	3,000	2,833
Deutsche Bank AG London Branch:
2.95% 8/20/20	9,800	9,778
4.1% 1/13/26	9,800	9,935
Eaton Vance Corp. 3.625% 6/15/23	2,825	2,989
Franklin Resources, Inc.:
1.375% 9/15/17	1,900	1,906
2.85% 3/30/25	3,800	3,920
Goldman Sachs Group, Inc.:
2.375% 1/22/18	9,950	10,077
2.55% 10/23/19	11,000	11,244
2.625% 1/31/19	12,850	13,179
2.9% 7/19/18	2,800	2,871
3.5% 1/23/25	5,000	5,191
3.625% 1/22/23	9,000	9,539
3.75% 2/25/26	5,820	6,161
3.85% 7/8/24	3,800	4,050
5.25% 7/27/21	4,500	5,108
5.625% 1/15/17	7,000	7,109
5.75% 1/24/22	4,300	4,986
5.95% 1/18/18	3,000	3,179
6% 6/15/20	1,650	1,883
6.15% 4/1/18	7,451	7,979
6.75% 10/1/37	14,860	19,060
Lazard Group LLC:
4.25% 11/14/20	2,650	2,808
6.85% 6/15/17	828	860
Merrill Lynch & Co., Inc.:
6.4% 8/28/17	3,140	3,290
6.875% 4/25/18	6,991	7,577
7.75% 5/14/38	4,175	6,161
Morgan Stanley:
2.125% 4/25/18	8,000	8,080
2.375% 7/23/19	7,550	7,678
2.5% 1/24/19	6,000	6,096
2.65% 1/27/20	11,000	11,283
3.125% 7/27/26	5,600	5,633
3.7% 10/23/24	6,000	6,358
3.75% 2/25/23	6,775	7,246
3.875% 4/29/24	9,000	9,670
3.875% 1/27/26	5,250	5,607
3.95% 4/23/27	19,030	19,771
4.3% 1/27/45	2,000	2,162
5.45% 1/9/17	236	240
5.5% 7/28/21	3,400	3,895
5.625% 9/23/19	2,000	2,223
5.75% 1/25/21	5,000	5,731
5.95% 12/28/17	5,745	6,079
6.375% 7/24/42	2,900	3,980
6.625% 4/1/18	5,055	5,446
7.25% 4/1/32	1,000	1,391
7.3% 5/13/19	3,000	3,425
State Street Corp. 2.65% 5/19/26	7,550	7,727
The Bank of New York Mellon Corp.:
2.6% 8/17/20	9,400	9,687
5.45% 5/15/19	2,000	2,210
		342,764
Consumer Finance - 0.7%
American Express Co.:
4.05% 12/3/42	6,975	7,430
7% 3/19/18	5,750	6,232
American Express Credit Corp. 2.375% 3/24/17	3,825	3,854
Capital One Financial Corp.:
3.75% 7/28/26	9,750	9,788
4.75% 7/15/21	4,000	4,466
Caterpillar Financial Services Corp.:
1.3% 3/1/18	3,650	3,659
1.7% 8/9/21	9,390	9,330
2% 3/5/20	3,900	3,956
2.1% 6/9/19	1,600	1,632
2.25% 12/1/19	6,600	6,761
2.4% 8/9/26	2,850	2,838
2.85% 6/1/22	4,000	4,180
Discover Financial Services:
5.2% 4/27/22	1,000	1,096
6.45% 6/12/17	2,263	2,343
Ford Motor Credit Co. LLC:
2.375% 3/12/19	2,425	2,457
2.875% 10/1/18	1,575	1,614
3% 6/12/17	3,000	3,036
3.2% 1/15/21	3,600	3,713
3.219% 1/9/22	3,500	3,603
3.336% 3/18/21	4,250	4,410
4.134% 8/4/25	7,000	7,426
4.25% 2/3/17	7,600	7,690
4.25% 9/20/22	1,800	1,945
4.375% 8/6/23	4,000	4,334
4.389% 1/8/26	3,290	3,561
5.875% 8/2/21	11,375	13,058
Synchrony Financial:
2.7% 2/3/20	8,000	8,064
3% 8/15/19	5,675	5,801
Toyota Motor Credit Corp.:
2.05% 1/12/17	9,000	9,034
2.1% 1/17/19	6,000	6,112
2.125% 7/18/19	10,400	10,626
2.15% 3/12/20	6,750	6,911
2.75% 5/17/21	2,600	2,719
		173,679
Diversified Financial Services - 0.9%
AB Svensk Exportkredit 1.25% 4/12/19	7,540	7,544
Berkshire Hathaway Finance Corp. 5.75% 1/15/40	5,000	6,802
Berkshire Hathaway, Inc.:
1.55% 2/9/18	4,575	4,608
3.125% 3/15/26	11,500	12,212
4.5% 2/11/43	2,000	2,368
Brixmor Operating Partnership LP:
3.25% 9/15/23	4,690	4,699
4.125% 6/15/26	7,550	7,836
Export Development Canada 1% 6/15/18	5,290	5,295
FMS Wertmanagement AoeR 1.125% 9/5/17	2,800	2,805
GE Capital International Funding Co.:
2.342% 11/15/20	5,694	5,859
4.418% 11/15/35	20,239	23,168
General Electric Capital Corp.:
4.65% 10/17/21	2,005	2,289
5.875% 1/14/38	4,474	6,122
6.875% 1/10/39	1,146	1,753
Goldman Sachs Group, Inc. 4.75% 10/21/45	7,830	8,938
ING U.S., Inc. 5.7% 7/15/43	3,750	4,292
IntercontinentalExchange, Inc.:
2.5% 10/15/18	4,675	4,786
3.75% 12/1/25	5,750	6,296
4% 10/15/23	3,750	4,135
International Bank for Reconstruction & Development:
1% 10/5/18	9,630	9,630
1.375% 5/24/21	5,659	5,649
KfW:
1% 1/26/18	11,500	11,504
1.125% 8/6/18	5,700	5,711
1.5% 2/6/19	4,200	4,238
1.5% 6/15/21	15,480	15,528
1.75% 10/15/19	15,575	15,834
1.875% 6/30/20	5,670	5,794
2% 5/2/25	3,825	3,912
2.5% 11/20/24	10,425	11,029
Landwirtschaftliche Rentenbank 1.75% 7/27/26	8,500	8,470
Ontario Province 2% 1/30/19	5,000	5,088
Svensk Exportkredit AB 1.75% 5/30/17	4,750	4,770
Voya Financial, Inc. 3.65% 6/15/26	10,489	10,573
		239,537
Insurance - 0.7%
ACE INA Holdings, Inc.:
3.35% 5/3/26	4,220	4,529
4.35% 11/3/45	4,000	4,716
5.9% 6/15/19	3,000	3,333
American International Group, Inc.:
3.375% 8/15/20	5,775	6,037
3.75% 7/10/25	2,850	3,006
3.875% 1/15/35	2,700	2,680
3.9% 4/1/26	3,770	3,958
4.5% 7/16/44	8,875	9,223
4.875% 6/1/22	9,000	10,076
5.85% 1/16/18	2,000	2,115
6.4% 12/15/20	2,900	3,412
Aon PLC:
3.5% 6/14/24	2,000	2,097
4% 11/27/23	3,000	3,257
4.6% 6/14/44	1,600	1,704
4.75% 5/15/45	5,880	6,528
Baylor Scott & White Holdings 3.967% 11/15/46	2,500	2,710
Hartford Financial Services Group, Inc. 5.125% 4/15/22	4,750	5,381
Marsh & McLennan Companies, Inc.:
2.3% 4/1/17	5,000	5,028
2.35% 9/10/19	3,850	3,913
2.35% 3/6/20	4,750	4,830
2.55% 10/15/18	5,800	5,896
3.5% 6/3/24	1,900	1,992
4.05% 10/15/23	6,775	7,352
MetLife, Inc.:
4.721% 12/15/44 (b)	5,000	5,491
5.875% 2/6/41	2,400	3,018
7.717% 2/15/19	9,000	10,336
Pricoa Global Funding I 8.875% 6/15/38 (b)	2,944	3,275
Progressive Corp. 2.45% 1/15/27	4,740	4,715
Prudential Financial, Inc.:
2.3% 8/15/18	4,900	4,977
5.1% 8/15/43	4,000	4,503
5.4% 6/13/35	447	517
5.625% 5/12/41	2,000	2,424
5.7% 12/14/36	380	463
6.2% 11/15/40	2,400	3,018
7.375% 6/15/19	3,000	3,452
The Chubb Corp.:
5.75% 5/15/18	4,175	4,488
6.5% 5/15/38	3,510	5,109
The Travelers Companies, Inc.:
4.3% 8/25/45	1,460	1,708
6.25% 6/15/37	8,350	11,720
		172,987
Real Estate Investment Trusts - 0.5%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	3,788	3,830
3.9% 6/15/23	5,650	5,888
American Tower Corp. 3.4% 2/15/19	7,475	7,783
Boston Properties, Inc.:
3.125% 9/1/23	1,900	1,967
4.125% 5/15/21	2,100	2,292
DDR Corp.:
3.375% 5/15/23	2,825	2,849
4.625% 7/15/22	1,900	2,064
Duke Realty LP:
3.625% 4/15/23	2,750	2,902
3.75% 12/1/24	5,750	6,117
6.5% 1/15/18	1,000	1,064
ERP Operating LP:
2.375% 7/1/19	5,750	5,859
3% 4/15/23	1,875	1,928
4.625% 12/15/21	5,700	6,387
Federal Realty Investment Trust 3% 8/1/22	4,750	4,936
HCP, Inc. 3.875% 8/15/24	7,575	7,751
Health Care REIT, Inc.:
2.25% 3/15/18	2,470	2,492
3.75% 3/15/23	8,660	9,116
HRPT Properties Trust:
6.25% 6/15/17	1,221	1,235
6.65% 1/15/18	612	635
Kimco Realty Corp. 6.875% 10/1/19	1,000	1,148
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	8,000	8,157
4.5% 1/15/25	4,750	4,821
4.5% 4/1/27	9,500	9,608
Simon Property Group LP:
2.8% 1/30/17	4,700	4,713
4.125% 12/1/21	3,200	3,536
5.65% 2/1/20	4,300	4,832
Weingarten Realty Investors 3.5% 4/15/23	3,800	3,894
		117,804
Real Estate Management & Development - 0.3%
Brandywine Operating Partnership LP 3.95% 2/15/23	3,800	3,888
CBRE Group, Inc. 4.875% 3/1/26	5,700	6,001
Liberty Property LP:
3.375% 6/15/23	2,775	2,826
3.75% 4/1/25	4,750	4,929
4.4% 2/15/24	7,425	8,030
4.75% 10/1/20	1,000	1,083
5.5% 12/15/16	1,000	1,012
Mack-Cali Realty LP:
2.5% 12/15/17	3,825	3,841
3.15% 5/15/23	4,700	4,375
4.5% 4/18/22	4,210	4,303
Tanger Properties LP:
3.75% 12/1/24	6,500	6,820
6.125% 6/1/20	4,408	5,007
Ventas Realty LP:
3.125% 6/15/23	6,315	6,438
3.5% 2/1/25	4,000	4,144
4.125% 1/15/26	1,450	1,570
4.375% 2/1/45	3,000	3,110
Ventas Realty LP/Ventas Capital Corp. 2% 2/15/18	4,750	4,778
		72,155
Thrifts & Mortgage Finance - 0.1%
Fannie Mae 1.25% 8/17/21	30,311	30,154

TOTAL FINANCIALS		2,182,982

HEALTH CARE - 2.7%
Biotechnology - 0.5%
AbbVie, Inc.:
1.75% 11/6/17	5,700	5,726
2.3% 5/14/21	2,730	2,758
2.5% 5/14/20	7,100	7,262
2.9% 11/6/22	5,700	5,871
3.6% 5/14/25	9,000	9,517
4.3% 5/14/36	2,760	2,917
4.4% 11/6/42	4,775	5,089
4.7% 5/14/45	8,980	9,997
Amgen, Inc.:
2.2% 5/22/19	11,425	11,665
2.5% 11/15/16	2,000	2,006
3.125% 5/1/25	2,000	2,099
3.875% 11/15/21	9,600	10,445
4.4% 5/1/45	4,000	4,299
4.663% 6/15/51 (a)	12,474	13,429
5.85% 6/1/17	2,928	3,029
Celgene Corp.:
3.875% 8/15/25	9,500	10,260
5% 8/15/45	4,300	4,962
Gilead Sciences, Inc.:
2.55% 9/1/20	4,740	4,920
3.65% 3/1/26	6,180	6,700
4.75% 3/1/46	11,000	12,799
		135,750
Health Care Equipment & Supplies - 0.3%
Becton, Dickinson & Co.:
2.675% 12/15/19	5,854	6,059
4.685% 12/15/44	10,180	11,817
Danaher Corp. 2.4% 9/15/20	7,361	7,600
Medtronic, Inc.:
2.5% 3/15/20	15,100	15,634
4.625% 3/15/45	12,925	15,527
Zimmer Biomet Holdings, Inc. 3.55% 4/1/25	11,380	11,849
		68,486
Health Care Providers & Services - 0.7%
Aetna, Inc.:
1.5% 11/15/17	1,958	1,963
2.4% 6/15/21	3,700	3,754
3.2% 6/15/26	7,400	7,535
4.125% 6/1/21	7,000	7,559
4.125% 11/15/42	4,411	4,627
4.25% 6/15/36	3,700	3,849
Catholic Health Initiatives:
1.6% 11/1/17	2,750	2,751
4.35% 11/1/42	2,000	1,991
Childrens Hosp Medical Ctr 4.268% 5/15/44	3,320	3,823
Cigna Corp. 4% 2/15/22	4,600	4,968
Coventry Health Care, Inc. 5.95% 3/15/17	1,731	1,774
Express Scripts Holding Co.:
2.25% 6/15/19	3,800	3,862
3% 7/15/23	10,000	10,157
4.5% 2/25/26	7,030	7,763
6.125% 11/15/41	3,000	3,776
Express Scripts, Inc. 7.25% 6/15/19	2,000	2,293
Kaiser Foundation Hospitals 4.875% 4/1/42	1,800	2,244
McKesson Corp.:
1.4% 3/15/18	4,725	4,727
3.796% 3/15/24	5,000	5,422
4.883% 3/15/44	5,000	5,975
Memorial Sloan-Kettring Cancer Center 4.2% 7/1/55	3,000	3,423
New York & Presbyterian Hospital:
4.024% 8/1/45	3,500	3,896
4.063% 8/1/56	2,630	2,897
NYU Hospitals Center 4.784% 7/1/44	7,600	8,827
Partners Healthcare System, Inc. 4.117% 7/1/55	3,500	3,961
UnitedHealth Group, Inc.:
1.625% 3/15/19	4,878	4,907
2.3% 12/15/19	8,625	8,872
2.7% 7/15/20	6,000	6,256
2.875% 12/15/21	2,575	2,710
3.75% 7/15/25	3,500	3,877
4.375% 3/15/42	11,800	13,618
4.75% 7/15/45	1,670	2,069
WellPoint, Inc.:
1.875% 1/15/18	2,000	2,011
3.3% 1/15/23	2,000	2,093
4.625% 5/15/42	2,600	2,876
4.65% 1/15/43	2,000	2,235
5.8% 8/15/40	4,000	5,051
		170,392
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.:
2.4% 2/1/19	2,850	2,904
3% 4/15/23	4,670	4,783
4.15% 2/1/24	4,379	4,799
5.3% 2/1/44	5,820	7,081
		19,567
Pharmaceuticals - 1.1%
Actavis Funding SCS:
3% 3/12/20	22,800	23,567
3.45% 3/15/22	18,025	18,864
3.8% 3/15/25	8,820	9,308
4.55% 3/15/35	6,650	7,161
4.75% 3/15/45	3,930	4,311
AstraZeneca PLC:
4.375% 11/16/45	4,540	5,143
5.9% 9/15/17	4,505	4,723
6.45% 9/15/37	3,250	4,584
Bristol-Myers Squibb Co. 3.25% 8/1/42	2,800	2,873
GlaxoSmithKline Capital, Inc.:
5.65% 5/15/18	8,585	9,218
6.375% 5/15/38	7,218	10,523
Johnson & Johnson:
1.65% 3/1/21	3,770	3,820
2.45% 3/1/26	5,590	5,771
4.5% 12/5/43	6,625	8,560
4.85% 5/15/41	4,260	5,671
Merck & Co., Inc.:
1.3% 5/18/18	7,000	7,040
1.85% 2/10/20	9,000	9,192
2.4% 9/15/22	2,000	2,064
3.6% 9/15/42	2,000	2,116
3.7% 2/10/45	6,400	6,861
3.875% 1/15/21	1,000	1,095
5% 6/30/19	5,970	6,590
Mylan N.V.:
3.95% 6/15/26 (a)	2,830	2,916
5.25% 6/15/46 (a)	3,300	3,627
Mylan, Inc. 1.35% 11/29/16	5,295	5,301
Novartis Capital Corp.:
2.4% 9/21/22	3,750	3,901
3% 11/20/25	10,470	11,176
3.7% 9/21/42	2,825	3,040
4% 11/20/45	5,240	6,004
Perrigo Co. PLC:
2.3% 11/8/18	4,609	4,632
4% 11/15/23	5,000	5,147
Perrigo Finance PLC:
4.375% 3/15/26	3,100	3,236
4.9% 12/15/44	3,089	3,182
Pfizer, Inc.:
4.4% 5/15/44	4,190	4,889
6.2% 3/15/19	4,000	4,474
7.2% 3/15/39	5,400	8,286
Sanofi SA 1.25% 4/10/18	7,550	7,566
Teva Pharmaceutical Finance Netherlands III BV:
2.2% 7/21/21	14,100	14,105
2.8% 7/21/23	11,370	11,416
3.15% 10/1/26	4,700	4,732
4.1% 10/1/46	8,449	8,631
Watson Pharmaceuticals, Inc.:
1.875% 10/1/17	3,125	3,139
3.25% 10/1/22	3,000	3,113
Zoetis, Inc.:
1.875% 2/1/18	1,000	1,002
3.25% 2/1/23	5,000	5,144
4.7% 2/1/43	1,300	1,387
		289,101

TOTAL HEALTH CARE		683,296

INDUSTRIALS - 1.8%
Aerospace & Defense - 0.4%
Honeywell International, Inc. 5.375% 3/1/41	1,400	1,882
Lockheed Martin Corp.:
2.125% 9/15/16	3,000	3,001
3.55% 1/15/26	7,600	8,252
4.7% 5/15/46	5,700	6,825
4.85% 9/15/41	2,700	3,220
Northrop Grumman Corp.:
1.75% 6/1/18	6,900	6,958
3.85% 4/15/45	1,875	1,999
4.75% 6/1/43	4,000	4,863
Precision Castparts Corp. 3.25% 6/15/25	5,700	6,135
Raytheon Co.:
3.125% 10/15/20	2,000	2,128
3.15% 12/15/24	8,900	9,578
4.875% 10/15/40	1,000	1,248
The Boeing Co.:
2.5% 3/1/25	4,600	4,736
6% 3/15/19	1,000	1,116
6.875% 3/15/39	3,300	5,005
United Technologies Corp.:
3.1% 6/1/22	2,875	3,082
4.5% 4/15/20	4,000	4,447
4.5% 6/1/42	7,380	8,748
5.7% 4/15/40	2,000	2,714
6.125% 2/1/19	4,000	4,460
		90,397
Air Freight & Logistics - 0.1%
FedEx Corp.:
2.3% 2/1/20	11,350	11,625
3.2% 2/1/25	3,820	4,007
3.9% 2/1/35	5,900	6,160
4.55% 4/1/46	1,500	1,666
United Parcel Service, Inc. 6.2% 1/15/38	2,500	3,657
		27,115
Airlines - 0.1%
American Airlines pass-thru trust equipment trust certificate 4.95% 7/15/24	2,997	3,278
American Airlines, Inc. equipment trust certificate 3.2% 12/15/29	7,800	8,132
Continental Airlines, Inc.:
4% 4/29/26	4,099	4,396
6.648% 3/15/19	412	420
6.9% 7/2/19	130	133
United Airlines 2015-1 Class AA Pass Through Trust 3.45% 12/1/27	706	749
United Airlines Pass-through Trust equipment trust certificate 3.1% 1/7/30	9,450	9,781
		26,889
Commercial Services & Supplies - 0.1%
Republic Services, Inc.:
2.9% 7/1/26	4,220	4,299
3.2% 3/15/25	11,275	11,782
5.5% 9/15/19	4,000	4,443
Waste Management, Inc. 2.9% 9/15/22	6,675	6,977
		27,501
Electrical Equipment - 0.1%
Eaton Corp.:
1.5% 11/2/17	4,775	4,792
2.75% 11/2/22	5,725	5,908
4% 11/2/32	1,900	2,051
4.15% 11/2/42	1,900	2,085
Fortive Corp. 2.35% 6/15/21 (a)	6,600	6,690
General Electric Capital Corp. 6.15% 8/7/37	544	762
		22,288
Industrial Conglomerates - 0.2%
3M Co. 2% 6/26/22	4,000	4,073
Covidien International Finance SA:
3.2% 6/15/22	2,150	2,274
6% 10/15/17	2,902	3,057
Danaher Corp. 4.375% 9/15/45	2,370	2,873
General Electric Co.:
3.375% 3/11/24	5,500	6,018
4.5% 3/11/44	11,000	13,047
5.25% 12/6/17	18,540	19,504
Roper Technologies, Inc. 2.05% 10/1/18	5,675	5,740
		56,586
Machinery - 0.3%
Caterpillar, Inc.:
2.6% 6/26/22	6,000	6,247
3.803% 8/15/42	2,500	2,624
5.3% 9/15/35	7,000	8,650
Deere & Co. 5.375% 10/16/29	1,000	1,283
Ingersoll-Rand Luxembourg Finance SA:
2.625% 5/1/20	5,093	5,201
4.65% 11/1/44	6,000	6,694
John Deere Capital Corp.:
1.2% 10/10/17	1,550	1,553
1.3% 3/12/18	3,675	3,686
1.95% 12/13/18	4,825	4,908
1.95% 3/4/19	9,600	9,758
2.05% 3/10/20	7,675	7,794
2.25% 4/17/19	10,250	10,524
2.65% 6/10/26	5,000	5,139
2.8% 1/27/23	5,000	5,211
2.8% 3/6/23	3,250	3,403
		82,675
Road & Rail - 0.4%
Burlington Northern Santa Fe Corp. 4.7% 10/1/19	5,000	5,508
Burlington Northern Santa Fe LLC:
3% 3/15/23	2,800	2,960
3.05% 3/15/22	10,000	10,589
3.9% 8/1/46	4,640	5,036
4.15% 4/1/45	1,700	1,903
4.375% 9/1/42	4,500	5,163
4.55% 9/1/44	3,000	3,546
4.9% 4/1/44	4,000	4,937
Canadian National Railway Co. 2.85% 12/15/21	5,000	5,258
CSX Corp.:
3.4% 8/1/24	4,625	4,951
3.95% 5/1/50	3,575	3,689
4.1% 3/15/44	6,775	7,370
7.375% 2/1/19	10,000	11,369
Norfolk Southern Corp.:
3% 4/1/22	7,500	7,844
3.25% 12/1/21	5,000	5,284
3.95% 10/1/42	1,900	2,011
4.65% 1/15/46	3,260	3,824
Union Pacific Corp.:
2.75% 3/1/26	6,660	6,898
3.35% 8/15/46	4,720	4,726
4.75% 9/15/41	2,800	3,373
		106,239
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
3.375% 6/1/21	12,024	12,445
3.75% 2/1/22	3,820	3,990
		16,435

TOTAL INDUSTRIALS		456,125

INFORMATION TECHNOLOGY - 1.8%
Communications Equipment - 0.1%
Cisco Systems, Inc.:
3.5% 6/15/25	4,270	4,754
4.45% 1/15/20	2,000	2,198
4.95% 2/15/19	3,479	3,788
5.9% 2/15/39	12,416	17,097
		27,837
Electronic Equipment & Components - 0.2%
Corning, Inc. 4.75% 3/15/42	5,000	5,339
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
4.42% 6/15/21 (a)	14,660	15,337
6.02% 6/15/26 (a)	14,140	15,158
Tyco Electronics Group SA:
2.35% 8/1/19	5,000	5,067
2.375% 12/17/18	3,000	3,054
3.45% 8/1/24	3,650	3,815
6.55% 10/1/17	2,338	2,466
7.125% 10/1/37	2,475	3,538
		53,774
Internet Software & Services - 0.1%
Alphabet, Inc. 3.625% 5/19/21	3,780	4,141
Apple, Inc. 2.25% 2/23/21	15,000	15,393
		19,534
IT Services - 0.3%
Apple, Inc. 4.5% 2/23/36	4,260	4,922
IBM Corp.:
1.25% 2/6/17	11,250	11,276
3.625% 2/12/24	10,000	10,953
4.7% 2/19/46	4,950	5,874
7.625% 10/15/18	13,000	14,699
Visa, Inc.:
2.2% 12/14/20	5,700	5,865
3.15% 12/14/25	9,010	9,622
4.3% 12/14/45	6,640	7,860
Xerox Corp.:
2.75% 3/15/19	5,000	4,996
4.5% 5/15/21	4,000	4,178
5.625% 12/15/19	1,000	1,082
		81,327
Semiconductors & Semiconductor Equipment - 0.1%
Intel Corp.:
3.3% 10/1/21	15,000	16,186
4.1% 5/19/46	2,500	2,729
4.9% 7/29/45	3,000	3,645
Texas Instruments, Inc. 1.75% 5/1/20	3,800	3,839
		26,399
Software - 0.7%
Microsoft Corp.:
1.55% 8/8/21	8,660	8,643
2.7% 2/12/25	17,175	17,764
3.45% 8/8/36	6,100	6,281
3.625% 12/15/23	26,150	28,847
3.7% 8/8/46	11,000	11,428
4.2% 6/1/19	2,000	2,161
4.45% 11/3/45	12,570	14,619
5.3% 2/8/41	1,500	1,923
Oracle Corp.:
1.9% 9/15/21	8,400	8,417
2.25% 10/8/19	4,725	4,872
2.5% 5/15/22	9,600	9,843
2.65% 7/15/26	9,000	9,092
2.95% 5/15/25	5,000	5,180
3.4% 7/8/24	4,725	5,067
3.85% 7/15/36	4,000	4,218
4.125% 5/15/45	3,000	3,203
4.3% 7/8/34	3,875	4,298
5.375% 7/15/40	12,500	15,668
5.75% 4/15/18	7,400	7,947
		169,471
Technology Hardware, Storage & Peripherals - 0.3%
Apple, Inc.:
2.1% 5/6/19	6,475	6,625
2.45% 8/4/26	10,050	10,078
2.7% 5/13/22	6,650	6,944
3.2% 5/13/25	10,490	11,209
3.85% 5/4/43	13,000	13,493
4.65% 2/23/46	5,650	6,601
Hewlett Packard Enterprise Co.:
3.6% 10/15/20 (a)	7,130	7,450
4.9% 10/15/25 (a)	9,750	10,397
6.2% 10/15/35 (a)	3,890	4,082
6.35% 10/15/45 (a)	1,880	1,940
HP, Inc.:
4.3% 6/1/21	2,780	2,999
6% 9/15/41	1,500	1,547
		83,365

TOTAL INFORMATION TECHNOLOGY		461,707

MATERIALS - 1.0%
Chemicals - 0.5%
Air Products & Chemicals, Inc. 4.375% 8/21/19	1,000	1,087
Albemarle Corp. U.S. 3% 12/1/19	2,850	2,912
E.I. du Pont de Nemours & Co.:
3.625% 1/15/21	5,000	5,371
4.15% 2/15/43	4,000	4,221
4.625% 1/15/20	3,000	3,291
Ecolab, Inc.:
1.45% 12/8/17	6,650	6,668
2.25% 1/12/20	3,775	3,852
5.5% 12/8/41	3,000	3,772
Lubrizol Corp. 8.875% 2/1/19	919	1,080
LYB International Finance BV:
4% 7/15/23	5,625	6,124
4.875% 3/15/44	5,850	6,372
LyondellBasell Industries NV:
4.625% 2/26/55	3,740	3,752
5% 4/15/19	3,000	3,228
Monsanto Co.:
2.125% 7/15/19	7,458	7,582
2.75% 7/15/21	6,357	6,512
2.85% 4/15/25	3,825	3,840
3.95% 4/15/45	1,390	1,348
Potash Corp. of Saskatchewan, Inc.:
3.25% 12/1/17	3,800	3,888
4.875% 3/30/20	1,500	1,638
5.625% 12/1/40	1,800	2,194
Praxair, Inc.:
2.2% 8/15/22	2,000	2,030
2.45% 2/15/22	4,650	4,769
3.2% 1/30/26	6,340	6,830
3.55% 11/7/42	2,000	2,123
The Dow Chemical Co.:
3% 11/15/22	4,900	5,072
4.125% 11/15/21	7,700	8,419
4.375% 11/15/42	4,875	5,042
8.55% 5/15/19	2,358	2,782
9.4% 5/15/39	3,000	4,923
The Mosaic Co. 5.625% 11/15/43	3,750	4,113
		124,835
Containers & Packaging - 0.1%
Bemis Co., Inc. 6.8% 8/1/19	3,000	3,385
International Paper Co.:
3.65% 6/15/24	4,725	4,986
3.8% 1/15/26	2,880	3,041
4.4% 8/15/47	3,800	3,861
4.75% 2/15/22	11,500	12,753
5.15% 5/15/46	1,810	2,035
		30,061
Metals & Mining - 0.4%
Barrick Gold Corp. 5.25% 4/1/42	4,500	4,930
BHP Billiton Financial (U.S.A.) Ltd.:
2.05% 9/30/18	8,075	8,189
2.875% 2/24/22	9,300	9,745
5% 9/30/43	3,000	3,582
6.5% 4/1/19	2,500	2,809
Newmont Mining Corp. 5.125% 10/1/19	1,000	1,089
Nucor Corp.:
4% 8/1/23	3,000	3,239
5.2% 8/1/43	4,000	4,620
Rio Tinto Finance (U.S.A.) Ltd.:
3.75% 9/20/21	3,200	3,452
3.75% 6/15/25	21,300	22,557
7.125% 7/15/28	2,000	2,619
Rio Tinto Finance (U.S.A.) PLC 2.875% 8/21/22	6,000	6,168
Southern Copper Corp.:
3.875% 4/23/25	3,670	3,673
5.25% 11/8/42	5,775	5,498
Vale Overseas Ltd.:
4.375% 1/11/22	11,400	11,098
5.625% 9/15/19	6,210	6,513
6.25% 1/23/17	9,395	9,559
		109,340

TOTAL MATERIALS		264,236

TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 1.0%
AT&T, Inc.:
2.45% 6/30/20	5,360	5,468
2.8% 2/17/21	9,000	9,275
3.4% 5/15/25	9,270	9,544
4.125% 2/17/26	21,770	23,639
4.35% 6/15/45	24,760	24,958
4.75% 5/15/46	4,000	4,277
5.55% 8/15/41	7,300	8,621
5.8% 2/15/19	4,000	4,404
5.875% 10/1/19	2,905	3,265
6.3% 1/15/38	838	1,060
6.35% 3/15/40	1,000	1,267
6.375% 3/1/41	6,850	8,711
British Telecommunications PLC 9.375% 12/15/30 (b)	4,515	7,368
Deutsche Telekom International Financial BV 6.75% 8/20/18	3,595	3,971
Orange SA 5.375% 7/8/19	4,000	4,422
Telefonica Emisiones S.A.U.:
5.462% 2/16/21	2,700	3,082
5.877% 7/15/19	2,000	2,224
7.045% 6/20/36	2,600	3,487
Verizon Communications, Inc.:
2.625% 8/15/26	11,920	11,794
3.5% 11/1/24	3,000	3,217
4.272% 1/15/36	24,278	25,490
4.4% 11/1/34	3,775	4,014
4.5% 9/15/20	23,600	26,044
4.75% 11/1/41	1,000	1,071
5.012% 8/21/54	12,557	13,768
6.25% 4/1/37	3,121	4,006
6.55% 9/15/43	12,516	16,941
6.9% 4/15/38	6,025	8,148
Verizon Global Funding Corp. 5.85% 9/15/35	3,190	3,985
		247,521
Wireless Telecommunication Services - 0.2%
America Movil S.A.B. de CV:
3.125% 7/16/22	5,275	5,459
6.125% 11/15/37	8,365	10,420
AT&T, Inc. 4.55% 3/9/49	183	183
Rogers Communications, Inc.:
3.625% 12/15/25	2,000	2,174
4.1% 10/1/23	4,825	5,366
5.45% 10/1/43	5,775	7,127
Vodafone Group PLC:
1.25% 9/26/17	4,000	3,999
1.5% 2/19/18	7,700	7,699
2.5% 9/26/22	3,000	3,035
2.95% 2/19/23	6,900	7,146
5.45% 6/10/19	6,000	6,603
		59,211

TOTAL TELECOMMUNICATION SERVICES		306,732

UTILITIES - 2.0%
Electric Utilities - 1.4%
Alabama Power Co.:
3.75% 3/1/45	1,000	1,059
4.15% 8/15/44	4,650	5,196
5.2% 6/1/41	3,850	4,913
AmerenUE:
3.9% 9/15/42	3,700	4,041
6.4% 6/15/17	2,959	3,079
American Electric Power Co., Inc.:
1.65% 12/15/17	4,000	4,008
2.95% 12/15/22	4,000	4,170
Appalachian Power Co. 4.45% 6/1/45	6,000	6,637
Baltimore Gas & Electric Co. 3.35% 7/1/23	2,850	3,035
Carolina Power & Light Co. 2.8% 5/15/22	4,350	4,551
CenterPoint Energy Houston Electric LLC 3.55% 8/1/42	1,900	1,954
Cleco Corporate Holdings LLC 3.743% 5/1/26 (a)	5,660	5,944
Cleveland Electric Illuminating Co. 8.875% 11/15/18	2,000	2,300
Commonwealth Edison Co.:
3.1% 11/1/24	10,000	10,558
3.4% 9/1/21	1,000	1,075
3.65% 6/15/46	2,860	3,020
3.7% 3/1/45	3,100	3,271
5.8% 3/15/18	9,945	10,636
Detroit Edison Co. 2.65% 6/15/22	8,000	8,277
Duke Energy Carolinas LLC:
3.75% 6/1/45	2,000	2,122
4% 9/30/42	3,750	4,112
5.25% 1/15/18	4,355	4,586
Duke Energy Corp.:
2.1% 6/15/18	4,650	4,706
2.65% 9/1/26	6,650	6,618
3.75% 4/15/24	6,000	6,514
3.75% 9/1/46	4,750	4,764
3.95% 10/15/23	2,443	2,690
4.8% 12/15/45	2,790	3,287
Duke Energy Progress, Inc.:
4.15% 12/1/44	1,800	2,034
4.375% 3/30/44	2,000	2,317
Edison International:
2.95% 3/15/23	8,190	8,425
3.75% 9/15/17	3,000	3,079
Entergy Corp.:
2.95% 9/1/26	4,700	4,739
4% 7/15/22	6,640	7,139
Eversource Energy 3.35% 3/15/26	6,610	6,993
Exelon Corp.:
3.95% 6/15/25	7,830	8,553
5.1% 6/15/45	1,100	1,308
Florida Power & Light Co.:
3.125% 12/1/25	2,500	2,670
3.25% 6/1/24	4,725	5,062
4.05% 10/1/44	5,419	6,231
Hydro-Quebec 1.375% 6/19/17	1,000	1,004
Indiana Michigan Power Co. 3.2% 3/15/23	2,775	2,893
Nevada Power Co. 6.5% 8/1/18	1,555	1,703
Northern States Power Co.:
3.4% 8/15/42	2,000	2,053
4.125% 5/15/44	4,500	5,127
5.25% 3/1/18	10,500	11,132
Pacific Gas & Electric Co.:
2.45% 8/15/22	4,000	4,097
3.75% 8/15/42	5,900	6,166
5.4% 1/15/40	4,000	5,158
PacifiCorp:
3.6% 4/1/24	4,000	4,371
6% 1/15/39	6,193	8,529
Pennsylvania Electric Co. 6.05% 9/1/17	757	787
PG&E Corp. 2.4% 3/1/19	2,406	2,453
Potomac Electric Power Co. 6.5% 11/15/37	3,806	5,460
PPL Capital Funding, Inc.:
3.1% 5/15/26	8,000	8,144
3.4% 6/1/23	2,675	2,822
4.2% 6/15/22	2,000	2,182
4.7% 6/1/43	1,800	2,049
PPL Electric Utilities Corp. 4.15% 10/1/45	3,500	3,998
Progress Energy, Inc.:
4.875% 12/1/19	1,700	1,858
6% 12/1/39	5,200	6,782
Public Service Co. of Colorado 2.9% 5/15/25	11,000	11,569
Public Service Electric & Gas Co.:
3.65% 9/1/42	2,825	3,031
4% 6/1/44	5,000	5,641
Puget Sound Energy, Inc. 4.3% 5/20/45	6,410	7,499
Southern Co.:
2.35% 7/1/21	6,600	6,683
3.25% 7/1/26	11,000	11,465
4.4% 7/1/46	7,320	8,059
Tampa Electric Co. 6.15% 5/15/37	6,260	8,498
Virginia Electric & Power Co.:
3.1% 5/15/25	4,000	4,219
3.45% 2/15/24	2,750	2,992
4.2% 5/15/45	2,400	2,716
4.45% 2/15/44	2,750	3,218
5% 6/30/19	5,000	5,427
6% 5/15/37	2,000	2,705
Wisconsin Electric Power Co. 4.25% 6/1/44	4,700	5,432
Wisconsin Power & Light Co. 5% 7/15/19	1,000	1,089
		364,684
Gas Utilities - 0.0%
Southern Natural Gas Co. 5.9% 4/1/17 (a)(b)	438	449
Independent Power and Renewable Electricity Producers - 0.0%
Emera U.S. Finance LP 2.7% 6/15/21 (a)	5,400	5,520
Multi-Utilities - 0.6%
Ameren Illinois Co. 6.125% 11/15/17	3,364	3,545
Berkshire Hathaway Energy Co.:
4.5% 2/1/45	4,500	5,151
5.15% 11/15/43	1,650	2,029
5.75% 4/1/18	3,750	4,008
6.5% 9/15/37	7,605	10,567
CenterPoint Energy, Inc. 5.95% 2/1/17	1,181	1,202
CMS Energy Corp. 4.875% 3/1/44	5,000	5,960
Consolidated Edison Co. of New York, Inc.:
4.45% 6/15/20	2,000	2,199
4.45% 3/15/44	8,000	9,351
5.5% 12/1/39	2,500	3,238
Consolidated Edison, Inc. 2% 5/15/21	5,520	5,577
Consumers Energy Co. 2.85% 5/15/22	6,650	6,955
Delmarva Power & Light 4% 6/1/42	4,000	4,387
Dominion Resources, Inc.:
2.5% 12/1/19	6,700	6,838
2.9311% 9/30/66 (b)	1,000	790
3.4561% 6/30/66 (b)	1,000	880
3.9% 10/1/25	12,900	13,997
4.9% 8/1/41	2,000	2,295
Duke Energy Corp.(CAROLINAS LLC 3.875% 3/15/46	3,900	4,237
NiSource Finance Corp.:
4.8% 2/15/44	5,500	6,343
5.45% 9/15/20	5,111	5,751
6.25% 12/15/40	2,453	3,230
6.4% 3/15/18	1,532	1,639
Puget Energy, Inc. 3.65% 5/15/25	8,070	8,402
San Diego Gas & Electric Co. 4.5% 8/15/40	1,000	1,193
Sempra Energy:
2.4% 3/15/20	12,406	12,640
2.875% 10/1/22	3,000	3,100
4.05% 12/1/23	5,000	5,512
6% 10/15/39	1,000	1,300
Wisconsin Energy Corp. 6.25% 5/15/67 (b)	4,228	3,615
		145,931

TOTAL UTILITIES		516,584

TOTAL NONCONVERTIBLE BONDS
(Cost $6,272,284)		6,708,494

U.S. Government and Government Agency Obligations - 41.3%
U.S. Government Agency Obligations - 2.2%
Fannie Mae:
1.125% 7/20/18	$102,559	$103,002
1.5% 11/30/20	18,106	18,303
1.875% 9/18/18	15,050	15,332
2.125% 4/24/26	4,000	4,094
2.625% 9/6/24	4,000	4,278
Federal Home Loan Bank:
0.625% 12/28/16	28,350	28,371
0.875% 5/24/17	15,825	15,855
1% 6/21/17	35,300	35,398
1.125% 9/14/18	54,675	54,853
1.125% 7/14/21	13,270	13,133
1.375% 2/18/21	20,300	20,403
5% 11/17/17	33,300	34,978
5.5% 7/15/36	1,500	2,211
Freddie Mac:
0.875% 10/14/16	24,375	24,389
1% 6/29/17	2,660	2,668
1% 12/15/17	59,006	59,140
1.375% 5/1/20	14,000	14,123
2.375% 1/13/22	13,000	13,664
3.75% 3/27/19	2,300	2,460
6.25% 7/15/32	7,700	11,756
6.75% 3/15/31	26,000	40,447
Tennessee Valley Authority:
5.25% 9/15/39	20,000	28,193
5.375% 4/1/56	5,395	7,772

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		554,823

U.S. Treasury Obligations - 39.1%
U.S. Treasury Bonds:
2.5% 2/15/45	106,220	112,182
2.5% 2/15/46	112,650	118,995
2.5% 5/15/46	8,540	9,037
2.875% 8/15/45	78,240	88,967
3% 11/15/44	8,970	10,440
3% 5/15/45	43,090	50,154
3% 11/15/45	86,290	100,531
3.125% 8/15/44	32,960	39,257
3.375% 5/15/44	72,390	90,148
3.5% 2/15/39	8,315	10,482
3.625% 8/15/43	26,640	34,603
3.625% 2/15/44	67,570	87,786
3.75% 11/15/43	44,780	59,465
3.875% 8/15/40	30,080	39,988
4.25% 5/15/39	26,000	36,271
4.25% 11/15/40	811	1,137
4.375% 2/15/38	8,200	11,635
4.375% 11/15/39	100	142
4.375% 5/15/40	8,000	11,380
4.375% 5/15/41	57,765	82,667
4.5% 2/15/36	113,580	162,295
4.5% 5/15/38	15,000	21,661
4.5% 8/15/39	39,000	56,273
4.625% 2/15/40	21,500	31,583
4.75% 2/15/37	18,800	27,742
4.75% 2/15/41	54,830	82,376
5% 5/15/37	11,000	16,766
5.375% 2/15/31	53,470	78,561
6.25% 5/15/30	86,360	134,253
8.75% 5/15/17	8,000	8,450
8.875% 8/15/17	5,000	5,389
8.875% 2/15/19	6,960	8,321
9% 11/15/18	4,000	4,717
9.125% 5/15/18	3,000	3,425
U.S. Treasury Notes:
0.625% 5/31/17	13,070	13,070
0.75% 1/31/18	22,920	22,913
0.75% 2/28/18	1,420	1,419
0.75% 4/15/18	126,660	126,566
0.75% 4/30/18	159,210	159,086
0.75% 7/31/18 (c)	71,690	71,603
0.75% 2/15/19	160,810	160,307
0.75% 7/15/19	218,640	217,572
0.75% 8/15/19	196,200	195,196
0.875% 12/31/16	3	3
0.875% 2/28/17	4	4
0.875% 4/15/17	4,770	4,780
0.875% 5/15/17	49,260	49,358
0.875% 7/15/17	48,820	48,908
0.875% 8/15/17	82,420	82,565
0.875% 10/15/17	206,880	207,219
0.875% 11/15/17	33,950	34,007
0.875% 11/30/17	62,560	62,668
0.875% 1/15/18	8,670	8,684
0.875% 3/31/18	56,000	56,072
0.875% 5/31/18	25,440	25,469
0.875% 7/15/18	103,640	103,745
0.875% 10/15/18	89,640	89,696
0.875% 4/15/19	111,790	111,733
0.875% 5/15/19	258,680	258,518
0.875% 6/15/19	158,550	158,352
1% 9/15/17	54,240	54,401
1% 12/15/17	112,860	113,213
1% 12/31/17	128,720	129,117
1% 2/15/18	96,230	96,542
1% 3/15/18	56,600	56,790
1% 9/15/18	32,730	32,839
1% 3/15/19	44,780	44,913
1.125% 1/15/19	52,100	52,401
1.125% 4/30/20	177,430	177,874
1.125% 2/28/21	39,910	39,830
1.125% 6/30/21	80,280	79,991
1.125% 7/31/21 (c)	117,000	116,529
1.125% 8/31/21	107,800	107,421
1.25% 10/31/18	45,190	45,570
1.25% 11/15/18	30,680	30,936
1.25% 11/30/18	47,480	47,894
1.25% 12/15/18	33,630	33,922
1.25% 1/31/19	14,670	14,800
1.25% 1/31/20	825	831
1.25% 3/31/21	112,290	112,597
1.25% 7/31/23	107,300	105,925
1.375% 6/30/18	31,800	32,119
1.375% 7/31/18	1,175	1,187
1.375% 9/30/18	95,690	96,740
1.375% 2/28/19	98,500	99,701
1.375% 1/31/20	20,920	21,164
1.375% 2/29/20	49,140	49,706
1.375% 3/31/20	6,630	6,705
1.375% 4/30/20	55,840	56,470
1.375% 8/31/20	78,960	79,731
1.375% 9/30/20	25,600	25,842
1.375% 10/31/20	5,720	5,773
1.375% 1/31/21	20,530	20,702
1.375% 4/30/21	85,980	86,665
1.375% 5/31/21	64,380	64,916
1.375% 6/30/23	65,070	64,795
1.375% 8/31/23	6,240	6,208
1.5% 8/31/18	238,925	242,042
1.5% 12/31/18	4,060	4,119
1.5% 1/31/19	37,180	37,732
1.5% 2/28/19	32,250	32,743
1.5% 3/31/19	12,800	13,000
1.5% 10/31/19	36,700	37,292
1.5% 11/30/19	51,090	51,912
1.5% 5/31/20	39,630	40,234
1.5% 1/31/22	4,370	4,417
1.5% 2/28/23	15,050	15,131
1.5% 3/31/23	90,980	91,421
1.5% 8/15/26	29,320	29,105
1.625% 4/30/19	4,980	5,075
1.625% 7/31/19	43,010	43,865
1.625% 8/31/19	100,350	102,357
1.625% 12/31/19	8,990	9,170
1.625% 6/30/20	50,460	51,455
1.625% 7/31/20	47,580	48,520
1.625% 11/30/20	94,780	96,624
1.625% 4/30/23	47,390	47,977
1.625% 5/31/23	52,030	52,670
1.625% 2/15/26	56,480	56,657
1.625% 5/15/26	17,860	17,912
1.75% 10/31/18	10	10
1.75% 9/30/19	11,230	11,498
1.75% 10/31/20	9,960	10,200
1.75% 12/31/20	71,130	72,872
1.75% 3/31/22	117,000	119,715
1.75% 4/30/22	15,910	16,277
1.75% 9/30/22	28,790	29,425
1.75% 1/31/23	25,640	26,175
1.875% 9/30/17	11,325	11,467
1.875% 10/31/17	40,860	41,401
1.875% 6/30/20	24,290	25,005
1.875% 11/30/21	81,260	83,771
1.875% 5/31/22	19,875	20,474
1.875% 8/31/22	69,670	71,730
1.875% 10/31/22	27,400	28,206
2% 11/30/20	31,910	33,011
2% 2/28/21	26,380	27,319
2% 5/31/21	40,290	41,760
2% 8/31/21	108,300	112,289
2% 10/31/21	29,700	30,800
2% 7/31/22	48,060	49,834
2% 11/30/22	42,170	43,709
2% 2/15/25	3,635	3,767
2% 8/15/25	36,140	37,432
2.125% 8/31/20	49,753	51,687
2.125% 1/31/21	3,060	3,184
2.125% 6/30/21	7,260	7,570
2.125% 8/15/21	90,750	94,610
2.125% 9/30/21	43,640	45,520
2.125% 12/31/21	15,950	16,645
2.125% 6/30/22	40,770	42,557
2.125% 12/31/22	63,040	65,791
2.125% 5/15/25	58,355	61,061
2.25% 11/30/17	11,000	11,203
2.25% 4/30/21	42,310	44,320
2.25% 7/31/21	31,690	33,234
2.25% 11/15/24	85,930	90,700
2.25% 11/15/25	106,250	112,335
2.375% 8/15/24	78,790	83,859
2.5% 8/15/23	97,170	103,983
2.5% 5/15/24	95,500	102,506
2.625% 4/30/18	10,200	10,508
2.625% 8/15/20	141,000	149,151
2.625% 11/15/20	94,180	99,823
2.75% 12/31/17	3,000	3,078
2.75% 11/15/23	102,790	111,929
2.75% 2/15/24	135,610	147,879
3.125% 5/15/21	50,876	55,314
3.375% 11/15/19	27,740	29,825
3.5% 2/15/18	4,000	4,157
3.5% 5/15/20	81,800	88,964
3.625% 2/15/20	59,600	64,827
3.625% 2/15/21	39,800	43,999
3.875% 5/15/18	8,000	8,423
4% 8/15/18	22,000	23,381
4.25% 11/15/17	16,000	16,669
4.5% 5/15/17	13,000	13,355
4.625% 2/15/17	14,000	14,259

TOTAL U.S. TREASURY OBLIGATIONS		10,055,235

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $10,137,545)		10,610,058

U.S. Government Agency - Mortgage Securities - 28.0%
Fannie Mae - 14.0%
2.28% 11/1/34 (b)	10,443	10,885
2.5% 3/1/22 to 7/1/46	235,031	242,711
2.5% 9/1/31 (d)	16,000	16,528
2.5% 9/1/31 (d)	41,000	42,352
2.5% 9/1/31 (d)	4,000	4,132
2.5% 9/1/31 (d)	4,000	4,132
2.5% 9/1/46 (d)	2,000	2,017
2.77% 4/1/41 (b)	4,014	4,218
2.802% 11/1/34 (b)	714	752
3% 12/1/20 to 5/1/46	691,829	721,494
3% 9/1/31 (d)	5,000	5,235
3% 9/1/31 (d)	45,000	47,111
3% 9/1/31 (d)	3,000	3,141
3% 9/1/31 (d)	4,000	4,188
3% 9/1/46 (d)	44,000	45,626
3% 9/1/46 (d)	29,000	30,072
3% 9/1/46 (d)	10,000	10,370
3% 9/1/46 (d)	9,000	9,333
3% 10/1/46 (d)	38,000	39,327
3% 10/1/46 (d)	54,000	55,886
3% 10/1/46 (d)	56,000	57,956
3.5% 4/1/24 to 7/1/46	855,636	904,515
3.5% 9/1/31 (d)	1,000	1,056
3.5% 9/1/31 (d)	15,000	15,842
3.5% 9/1/31 (d)	2,000	2,112
3.5% 9/1/31 (d)	1,000	1,056
3.5% 9/1/46 (d)	13,000	13,696
3.5% 9/1/46 (d)	21,000	22,124
3.5% 9/1/46 (d)	14,000	14,749
4% 7/1/18 to 7/1/46	540,569	580,735
4% 9/1/46 (d)	8,000	8,568
4% 9/1/46 (d)	7,000	7,497
4% 9/1/46 (d)	5,000	5,355
4% 9/1/46 (d)	10,000	10,710
4.5% 1/1/19 to 1/1/46	239,351	262,119
4.5% 9/1/46 (d)	4,000	4,368
4.5% 9/1/46 (d)	6,000	6,553
4.5% 9/1/46 (d)	3,000	3,276
4.5% 9/1/46 (d)	4,000	4,368
5% 12/1/20 to 2/1/45	142,286	157,650
5.5% 8/1/17 to 2/1/42	103,622	117,228
5.5% 11/1/38	2,999	3,411
6% 2/1/23 to 7/1/41	54,819	62,789
6.5% 3/1/22 to 6/1/40	20,399	23,706

TOTAL FANNIE MAE		3,590,949

Freddie Mac - 6.4%
2.394% 3/1/36 (b)	4,859	5,043
2.5% 3/1/28 to 8/1/31	105,322	108,983
2.5% 9/1/31 (d)	47,000	48,579
2.573% 12/1/35 (b)	4,098	4,334
2.852% 3/1/35 (b)	1,975	2,089
3% 3/1/27 to 7/1/45	288,043	300,379
3% 9/1/46 (d)	39,900	41,377
3% 9/1/46 (d)	92,000	95,405
3.029% 9/1/37 (b)	1,381	1,468
3.5% 9/1/25 to 5/1/46	411,107	433,811
3.5% 9/1/46 (d)	87,000	91,588
4% 3/1/26 to 8/1/46	280,368	300,972
4.5% 6/1/25 to 12/1/44	109,712	120,510
5% 4/1/23 to 9/1/40	54,542	60,870
5.5% 5/1/23 to 6/1/41	33,824	38,289
6% 4/1/32 to 8/1/37	1,534	1,761
6.5% 8/1/36 to 12/1/37	464	537

TOTAL FREDDIE MAC		1,655,995

Ginnie Mae - 7.6%
2.5% 10/20/42 to 5/20/46	8,177	8,352
2.5% 9/1/46 (d)	2,000	2,038
3% 4/15/42 to 12/20/45	275,380	289,000
3% 9/1/46 (d)	4,000	4,188
3% 9/1/46 (d)	29,000	30,364
3% 9/1/46 (d)	29,500	30,887
3% 9/1/46 (d)	39,900	41,777
3% 9/1/46 (d)	14,800	15,496
3% 9/1/46 (d)	21,800	22,825
3% 9/1/46 (d)	25,000	26,176
3% 9/1/46 (d)	4,000	4,188
3.5% 10/15/40 to 2/20/46	431,182	458,871
3.5% 9/1/46 (d)	7,000	7,427
3.5% 9/1/46 (d)	21,000	22,281
3.5% 9/1/46 (d)	250,600	265,891
4% 1/15/25 to 1/20/46	322,703	346,649
4% 9/1/46 (d)	4,000	4,274
4% 9/1/46 (d)	4,000	4,274
4% 9/1/46	11,000	11,755
4% 9/1/46 (d)	4,000	4,274
4.5% 3/20/33 to 6/20/46	171,816	188,087
4.5% 9/1/46 (d)	2,000	2,155
4.5% 9/1/46 (d)	1,000	1,077
4.5% 9/1/46 (d)	2,000	2,155
5% 7/15/38 to 6/20/46	85,939	96,519
5% 9/1/46 (d)	2,000	2,167
5.5% 10/20/32 to 5/20/46	32,725	37,453
5.5% 9/1/46 (d)	1,000	1,100
6% 5/20/34 to 12/15/40	13,944	16,042
6.5% 8/20/36 to 1/15/39	2,727	3,164

TOTAL GINNIE MAE		1,950,906

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $7,049,106)		7,197,850

Asset-Backed Securities - 0.5%
BMW Vehicle Lease Trust Series 2015-1 Class A3, 1.24% 12/20/17	$9,500	$9,508
Capital One Multi-Asset Execution Trust Series 2015-A1 Class A, 1.39% 1/15/21	9,500	9,535
Chase Issuance Trust:
Series 2012-A4 Class A4, 1.58% 8/16/21	6,875	6,915
Series 2012-A7 Class A7, 2.16% 9/16/24	3,925	3,984
Series 2015-A4 Class A, 1.84% 4/15/22	4,750	4,808
Citibank Credit Card Issuance Trust Series 2013-A9 Class A9, 3.72% 9/8/25	4,675	5,157
Discover Card Master Trust Series 2015-A2 Class A, 1.9% 10/17/22	10,800	10,970
Ford Credit Auto Owner Trust:
Series 2013-C Class A3, 0.82% 12/15/17	130	130
Series 2014-C Class A3, 1.06% 5/15/19	8,005	8,004
Ford Credit Floorplan Master Owner Trust:
Series 2013-5 Class A1, 1.5% 9/15/18	4,675	4,675
Series 2015-2 Class A1, 1.98% 1/15/22	9,500	9,580
Honda Auto Receivables Owner Trust:
Series 2014-4 Class A3, 0.99% 9/17/18	7,148	7,147
Series 2015-1 Class A3, 1.05% 10/15/18	10,000	10,003
Hyundai Auto Receivables Trust:
Series 2013-C Class A3, 1.01% 2/15/18	512	512
Series 2015-A Class A3, 1.05% 4/15/19	9,250	9,251
Mercedes-Benz Auto Lease Trust Series 2015-A Class A3, 1.1% 8/15/17	5,912	5,912
Nissan Auto Receivables Owner Trust:
Series 2013-B Class A3, 0.84% 11/15/17	300	300
Series 2014-B Class A3, 1.11% 5/15/19	8,281	8,283
Nissan Master Owner Trust Receivables Series 2016-A Class A2, 1.55% 6/15/21	9,175	9,132
Volkswagen Auto Lease Trust Series 2015-A Class A3, 1.25% 12/20/17	9,500	9,493
TOTAL ASSET-BACKED SECURITIES
(Cost $131,879)		133,299

Commercial Mortgage Securities - 2.0%
Banc of America Commercial Mortgage Trust:
sequential payer Series 2006-3 Class A4, 5.889% 7/10/44 (b)	102	102
Series 2007-3 Class A4, 5.5433% 6/10/49 (b)	1,862	1,888
Banc of America Commercial Mortgage, Inc. sequential payer Series 2001-1 Class A4, 5.451% 1/15/49	2,143	2,158
Bear Stearns Commercial Mortgage Securities Trust sequential payer Series 2007-PW16 Class A4, 5.7197% 6/11/40 (b)	12,162	12,390
Citigroup Commercial Mortgage Trust:
sequential payer:
Series 2006-C5 Class A4, 5.431% 10/15/49	1,854	1,851
Series 2014-GC25 Class A4, 3.635% 10/10/47	6,000	6,550
Series 2015-P1 Class A5, 3.717% 9/15/48	5,865	6,472
Series 2007-C6 Class A4, 5.7119% 12/10/49 (b)	9,950	10,150
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2007-CD4 Class A4, 5.322% 12/11/49	2,725	2,736
COMM Mortgage Trust Series 2015-CR22 Class A5, 3.309% 3/10/48	19,425	20,747
COMM Mortgage Trust pass-thru certificates sequential payer Series 2007-C9 Class A4, 6.0069% 12/10/49 (b)	2,545	2,611
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2007-C2 Class A3, 5.542% 1/15/49 (b)	2,248	2,260
Series 2007-C3 Class A4, 5.6994% 6/15/39 (b)	5,335	5,399
Series 2007-C5 Class A4, 5.695% 9/15/40 (b)	839	860
CSAIL Commercial Mortgage Trust sequential payer Series 2015-C3 Class A4, 3.7182% 8/15/48	12,565	13,851
Freddie Mac:
sequential payer:
Series K007 Class A2, 4.224% 3/25/20	19,000	20,631
Series K034 Class A2, 3.531% 7/25/23	9,000	9,968
Series K013 Class A2, 3.974% 1/25/21	11,575	12,678
Series K020 Class A2, 2.373% 5/25/22	10,400	10,766
Series K036 Class A2, 3.527% 10/25/23	8,975	9,954
Series K046 Class A2, 3.205% 3/25/25	33,300	36,368
Series K047 Class A2, 3.329% 5/25/25	3,860	4,253
Series K053 Class A2, 2.995% 12/25/25	7,111	7,653
Series K056 Class A2, 2.5382% 5/25/26	20,750	21,512
Series K501 Class A2, 1.655% 11/25/16	5,125	5,125
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	19,501	19,711
Greenwich Capital Commercial Funding Corp. sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	2,790	2,806
JPMBB Commercial Mortgage Securities Trust:
sequential payer Series 2014-C21 Class A5, 3.7748% 8/15/47	13,830	15,254
Series 2014-C23 Class A5, 3.9342% 9/15/47	9,550	10,643
Series 2014-C24 Class A5, 3.6385% 11/15/47	5,275	5,771
JPMBB Commercial Mortgage Secutities Trust sequential payer Series 2015-C29 Class A4, 3.6108% 5/15/48	9,000	9,820
JPMorgan Chase Commercial Mortgage Securities Corp. sequential payer Series 2012-LC9 Class A5, 2.84% 12/15/47	13,796	14,451
JPMorgan Chase Commercial Mortgage Securities Trust sequential payer:
Series 2006-CB17 Class A4, 5.429% 12/12/43	1,237	1,238
Series 2006-LDP9 Class A3, 5.336% 5/15/47	328	329
Series 2007-CB19 Class A4, 5.6986% 2/12/49 (b)	27,688	28,117
Series 2007-LD11 Class A4, 5.7416% 6/15/49 (b)	7,933	8,060
Series 2007-LDPX Class A3, 5.42% 1/15/49	8,601	8,687
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 5.9184% 7/15/44 (b)	2,846	2,927
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2007-C1 Class A4, 5.424% 2/15/40	485	488
Series 2007-C2 Class A3, 5.43% 2/15/40	302	305
Series 2007-C6 Class A4, 5.858% 7/15/40 (b)	1,190	1,210
Series 2007-C7 Class A3, 5.866% 9/15/45	5,170	5,365
Merrill Lynch Mortgage Trust:
Series 2005-LC1 Class F, 5.4984% 1/12/44 (a)(b)	286	285
Series 2007-C1 Class A4, 5.8262% 6/12/50 (b)	4,800	4,915
Series 2008-C1 Class A4, 5.69% 2/12/51	1,872	1,929
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2007-5 Class A4, 5.378% 8/12/48	5,220	5,251
Series 2007-6 Class A4, 5.485% 3/12/51 (b)	2,000	2,024
Series 2007-7 Class A4, 5.7387% 6/12/50 (b)	3,913	3,988
Series 2007-8 Class A3, 5.8755% 8/12/49 (b)	1,066	1,092
Morgan Stanley BAML Trust Series 2015-C20 Class A4, 3.249% 2/15/48	14,725	15,657
Morgan Stanley Capital I Trust:
sequential payer Series 2007-IQ13 Class A4, 5.364% 3/15/44	4,736	4,789
Series 2007-IQ14 Class A4, 5.692% 4/15/49	1,902	1,925
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (a)	157	76
Wachovia Bank Commercial Mortgage Trust sequential payer:
Series 2007-C30 Class A5, 5.342% 12/15/43	31,242	31,497
Series 2007-C31:
Class A4, 5.509% 4/15/47	12,562	12,700
Class A5, 5.5% 4/15/47	7,950	8,105
Series 2007-C32 Class A3, 5.7021% 6/15/49 (b)	8,092	8,274
Series 2007-C33:
Class A4, 5.9484% 2/15/51 (b)	21,648	22,000
Class A5, 5.9484% 2/15/51 (b)	839	863
WF-RBS Commercial Mortgage Trust Series 2014-C25 Class A5, 3.631% 11/15/47	14,450	15,792
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $472,139)		505,277

Municipal Securities - 0.8%
American Muni. Pwr., Inc. Rev. (Combined Hydroelectric Proj.) Series 2010 B, 8.084% 2/15/50	9,720	16,438
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2010 S1, 7.043% 4/1/50	2,375	3,875
California Gen. Oblig. 7.55% 4/1/39	15,000	24,442
Chicago Gen. Oblig. 6.314% 1/1/44	1,900	1,933
Illinois Gen. Oblig.:
Series 2003, 5.1% 6/1/33	$8,900	$8,677
Series 2011, 5.877% 3/1/19	9,700	10,524
Kansas St Dev. Fin. Auth. Rev. Series 2015 H, 4.927% 4/15/45	7,600	8,783
Los Angeles Cmnty. College District Series 2008 E, 6.75% 8/1/49	9,450	15,398
Los Angeles Dept. Arpt. Rev. Series 2009 C, 6.582% 5/15/39	4,985	6,956
Massachusetts Gen. Oblig. Series F, 3.277% 6/1/46	4,720	5,022
New Jersey Tpk. Auth. Tpk. Rev. Series 2009 E, 7.414% 1/1/40	4,700	7,481
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2010 DD, 5.952% 6/15/42	9,025	13,314
New York City Transitional Fin. Auth. Rev. Series 2011 A, 5.508% 8/1/37	10,725	14,289
New York Metropolitan Trans. Auth. Rev. Series 2010 A, 6.668% 11/15/39	6,160	8,994
Port Auth. of New York & New Jersey:
Series 180, 4.96% 8/1/46	5,175	6,606
Series 2010 164, 5.647% 11/1/40	5,210	7,078
Port of Morrow Transmission Facilities Rev. (Bonneville Coorporation Proj.) Series 2016 1, 2.987% 9/1/36	5,660	5,731
San Francisco Pub. Utils. Commission Wtr. Rev. Series 2010 E, 6% 11/1/40	6,320	8,597
South Carolina Pub. Svc. Auth. Rev. Series 2013 C, 5.784% 12/1/41	11,312	14,865
Univ. of California Revs.:
Series 2009 R, 5.77% 5/15/43	1,000	1,356
Series 2015 AP, 3.931% 5/15/45	3,740	3,993
TOTAL MUNICIPAL SECURITIES
(Cost $161,398)		194,352

Foreign Government and Government Agency Obligations - 2.1%
Canadian Government 1.125% 3/19/18	$6,640	$6,666
Chilean Republic:
3.125% 1/21/26	1,000	1,075
3.25% 9/14/21	9,000	9,720
Colombian Republic:
2.625% 3/15/23	7,575	7,441
4% 2/26/24	4,825	5,078
4.5% 1/28/26	1,000	1,090
5% 6/15/45	3,000	3,251
5.625% 2/26/44	7,775	8,970
6.125% 1/18/41	4,750	5,730
7.375% 3/18/19	3,450	3,907
Export Development Canada:
1.25% 10/26/16	4,000	4,005
1.5% 10/3/18	1,700	1,719
FMS Wertmanagement AoeR 1.375% 6/8/21	9,400	9,381
Israeli State 4% 6/30/22	7,000	7,812
Italian Republic:
5.375% 6/12/17	2,375	2,442
6.875% 9/27/23	6,000	7,501
Jordanian Kingdom:
1.945% 6/23/19	23,650	24,281
3% 6/30/25	2,400	2,630
KfW:
0.75% 3/17/17	8,000	8,000
1.5% 4/20/20	2,825	2,848
1.875% 4/1/19	16,930	17,252
2.125% 1/17/23	12,000	12,401
2.75% 10/1/20	4,175	4,409
4% 1/27/20	3,000	3,271
4.875% 6/17/19	25,000	27,549
Korean Republic 7.125% 4/16/19	6,650	7,656
Manitoba Province:
1.3% 4/3/17	3,420	3,430
2.1% 9/6/22	1,900	1,944
3.05% 5/14/24	1,500	1,620
New Brunswick Province 2.75% 6/15/18	4,350	4,472
Ontario Province:
2.5% 4/27/26	5,000	5,211
4% 10/7/19	15,000	16,202
Panamanian Republic:
3.75% 3/16/25	3,800	4,114
3.875% 3/17/28	9,600	10,536
4% 9/22/24	4,800	5,268
4.3% 4/29/53	5,675	6,172
5.2% 1/30/20	1,800	1,992
Peruvian Republic:
4.125% 8/25/27	2,800	3,178
5.625% 11/18/50	7,150	9,420
6.55% 3/14/37	3,075	4,336
7.125% 3/30/19	1,900	2,174
Philippine Republic:
3.95% 1/20/40	8,100	9,394
4.2% 1/21/24	4,765	5,463
6.375% 10/23/34	10,375	15,275
6.5% 1/20/20	6,144	7,166
Polish Government:
3.25% 4/6/26	6,600	7,012
4% 1/22/24	4,550	5,050
5% 3/23/22	14,500	16,590
Province of British Columbia:
1.2% 4/25/17	7,600	7,624
2.25% 6/2/26	3,770	3,855
Province of Quebec:
2.75% 8/25/21	20,000	21,035
2.875% 10/16/24	2,075	2,210
Quebec Province 2.5% 4/20/26	5,660	5,808
South African Republic:
5.875% 5/30/22	7,675	8,583
6.875% 5/27/19	6,750	7,526
Turkish Republic:
5.75% 3/22/24	3,000	3,260
6% 1/14/41	13,200	14,479
6.25% 9/26/22	13,225	14,663
6.75% 4/3/18	8,375	8,921
7.5% 11/7/19	2,625	2,944
United Mexican States:
3.5% 1/21/21	7,400	7,909
3.625% 3/15/22	3,000	3,199
4% 10/2/23	18,750	20,367
4.35% 1/15/47	3,800	3,919
4.6% 1/23/46	5,800	6,271
4.75% 3/8/44	9,700	10,682
5.55% 1/21/45	3,916	4,826
6.05% 1/11/40	4,800	6,210
Uruguay Republic:
4.125% 11/20/45	4,750	4,572
4.375% 10/27/27	12,250	13,291
4.5% 8/14/24	3,625	4,055
5.1% 6/18/50	5,755	6,072
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $506,116)		534,385

Supranational Obligations - 1.5%
African Development Bank:
0.875% 5/15/17	1,000	1,000
0.875% 3/15/18	1,900	1,896
1.125% 3/15/17	1,300	1,302
1.25% 7/26/21	9,390	9,305
1.625% 10/2/18	2,800	2,836
2.375% 9/23/21	2,900	3,021
Asian Development Bank:
1.125% 3/15/17	5,000	5,007
1.125% 6/5/18	7,290	7,309
1.5% 1/22/20	4,750	4,793
1.875% 4/12/19	12,000	12,246
1.875% 2/18/22	2,000	2,037
2% 4/24/26	6,300	6,417
2.125% 11/24/21	4,825	4,976
Council of Europe Development Bank 1% 3/7/18	1,900	1,900
European Bank for Reconstruction and Development:
1% 6/15/18	4,750	4,746
1.125% 8/24/20	4,690	4,664
1.75% 6/14/19	4,700	4,773
1.75% 11/26/19	2,875	2,919
European Investment Bank:
0.875% 4/18/17	11,000	11,001
1.125% 8/15/18	6,590	6,601
1.25% 5/15/18	3,550	3,564
1.375% 6/15/20	2,725	2,728
1.375% 9/15/21	17,570	17,492
1.625% 6/15/17	4,640	4,665
1.625% 12/18/18	30,900	31,291
1.625% 6/15/21	7,000	7,058
1.75% 3/15/17	5,000	5,025
1.75% 6/17/19	8,625	8,762
1.875% 3/15/19	3,000	3,055
1.875% 2/10/25	3,000	3,021
2% 3/15/21	4,770	4,888
2.125% 10/15/21	2,840	2,924
2.25% 8/15/22	1,880	1,947
2.5% 4/15/21	4,650	4,870
2.5% 10/15/24	5,725	6,058
2.875% 9/15/20	9,000	9,535
3.25% 1/29/24	2,000	2,221
Inter-American Development Bank:
1.125% 3/15/17	17,100	17,157
1.75% 10/15/19	1,375	1,395
2.125% 1/15/25	1,830	1,888
3% 10/4/23	3,575	3,901
3.875% 9/17/19	5,000	5,394
4.375% 1/24/44	4,000	5,361
International Bank for Reconstruction & Development:
0.875% 4/17/17	8,050	8,056
1% 9/15/16	9,000	9,003
1% 6/15/18	5,600	5,606
1.125% 8/10/20	19,800	19,715
1.625% 3/9/21	6,000	6,067
1.625% 2/10/22	3,900	3,933
1.75% 4/19/23	6,700	6,771
1.875% 10/7/19	3,825	3,904
2.25% 6/24/21	16,075	16,670
2.5% 11/25/24	5,700	6,032
2.5% 7/29/25	3,790	4,018
International Finance Corp.:
1.125% 7/20/21	6,550	6,479
1.625% 7/16/20	2,870	2,907
1.75% 9/16/19	11,350	11,546
Nordic Investment Bank 1.125% 2/25/19	6,600	6,605
TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $363,021)		370,261

Bank Notes - 0.1%
American Express Bank FSB 6% 9/13/17	615	645
Bank of America NA:
5.3% 3/15/17	$3,500	$3,574
6% 10/15/36	2,419	3,176
Branch Banking & Trust Co. 1.45% 10/3/16	2,000	2,000
JPMorgan Chase Bank 6% 10/1/17	7,075	7,417
KeyBank NA 2.5% 12/15/19	4,000	4,107
Regions Bank 7.5% 5/15/18	2,000	2,184
UBS AG Stamford Branch:
5.75% 4/25/18	830	886
5.875% 12/20/17	2,034	2,151
TOTAL BANK NOTES
(Cost $24,650)		26,140
	Shares	Value (000s)

Money Market Funds - 3.2%
Fidelity Cash Central Fund, 0.42% (e)
(Cost $825,824)	825,823,791	825,824
	Maturity Amount (000s)	Value (000s)

Cash Equivalents - 0.7%
Investments in repurchase agreements in a joint trading account at 0.5%, dated 8/31/16 due 9/1/16 (Collateralized by U.S. Government Obligations) # (f)
(Cost $190,358)	190,361	190,358
TOTAL INVESTMENT PORTFOLIO - 106.3%
(Cost $26,134,320)		27,296,298
NET OTHER ASSETS (LIABILITIES) - (6.3)%		(1,610,734)
NET ASSETS - 100%		$25,685,564

TBA Sale Commitments

TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Fannie Mae
2.5% 9/1/31	$(41,000)	$(42,352)
3% 9/1/46	(38,000)	(39,405)
3% 9/1/46	(54,000)	(55,995)
3.5% 9/1/31	(11,100)	(11,723)
4% 9/1/46	(5,000)	(5,355)
TOTAL TBA SALE COMMITMENTS
(Proceeds $154,799)		$(154,830)

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $129,013,000 or 0.5% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security or a portion of the security is on loan at period end.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (f) Includes investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$1,171
Total	$1,171

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Corporate Bonds	$6,708,494	$--	$6,708,494	$--
U.S. Government and Government Agency Obligations	10,610,058	--	10,610,058	--
U.S. Government Agency - Mortgage Securities	7,197,850	--	7,197,850	--
Asset-Backed Securities	133,299	--	133,299	--
Commercial Mortgage Securities	505,277	--	505,201	76
Municipal Securities	194,352	--	194,352	--
Foreign Government and Government Agency Obligations	534,385	--	534,385	--
Supranational Obligations	370,261	--	370,261	--
Bank Notes	26,140	--	26,140	--
Money Market Funds	825,824	825,824	--	--
Cash Equivalents	190,358	--	190,358	--
Total Investments in Securities:	$27,296,298	$825,824	$26,470,398	$76
Other Financial Instruments:
TBA Sale Commitments	$(154,830)	$--	$(154,830)	$--
Total Other Financial Instruments:	$(154,830)	$--	$(154,830)	$--

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$190,358,000 due 9/01/16 at 0.50%
Commerz Markets LLC	$190,358
$190,358

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		August 31, 2016
Assets
Investment in securities, at value (including securities loaned of $186,447 and repurchase agreements of $190,358) — See accompanying schedule: Unaffiliated issuers (cost $25,308,496)	$26,470,474
Fidelity Central Funds (cost $825,824)	825,824
Total Investments (cost $26,134,320)		$27,296,298
Cash		102
Receivable for investments sold
Regular delivery		97,956
Delayed delivery		183
Receivable for TBA sale commitments		154,799
Receivable for fund shares sold		89,832
Interest receivable		122,848
Distributions receivable from Fidelity Central Funds		267
Other receivables		135
Total assets		27,762,420
Liabilities
Payable for investments purchased
Regular delivery	$432,986
Delayed delivery	1,281,415
TBA sale commitments, at value	154,830
Payable for fund shares redeemed	13,930
Distributions payable	2,353
Accrued management fee	632
Other affiliated payables	215
Other payables and accrued expenses	136
Collateral on securities loaned, at value	190,359
Total liabilities		2,076,856
Net Assets		$25,685,564
Net Assets consist of:
Paid in capital		$24,522,945
Undistributed net investment income		30,810
Accumulated undistributed net realized gain (loss) on investments		(30,138)
Net unrealized appreciation (depreciation) on investments		1,161,947
Net Assets		$25,685,564
Investor Class:
Net Asset Value, offering price and redemption price per share ($455,526 ÷ 38,061 shares)		$11.97
Premium Class:
Net Asset Value, offering price and redemption price per share ($8,307,436 ÷ 694,439 shares)		$11.96
Institutional Class:
Net Asset Value, offering price and redemption price per share ($3,841,996 ÷ 321,156 shares)		$11.96
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($9,788,424 ÷ 818,259 shares)		$11.96
Class F:
Net Asset Value, offering price and redemption price per share ($3,292,182 ÷ 275,208 shares)		$11.96

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Year ended August 31, 2016
Investment Income
Dividends		$109
Interest		571,431
Income from Fidelity Central Funds		1,171
Total income		572,711
Expenses
Management fee	$10,083
Transfer agent fees	17,279
Independent trustees' fees and expenses	96
Miscellaneous	47
Total expenses before reductions	27,505
Expense reductions	(7,243)	20,262
Net investment income (loss)		552,449
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	12,129
Total net realized gain (loss)		12,129
Change in net unrealized appreciation (depreciation) on: Investment securities	723,866
Delayed delivery commitments	(143)
Total change in net unrealized appreciation (depreciation)		723,723
Net gain (loss)		735,852
Net increase (decrease) in net assets resulting from operations		$1,288,301

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2016	Year ended August 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$552,449	$506,019
Net realized gain (loss)	12,129	37,087
Change in net unrealized appreciation (depreciation)	723,723	(268,774)
Net increase (decrease) in net assets resulting from operations	1,288,301	274,332
Distributions to shareholders from net investment income	(540,171)	(486,929)
Distributions to shareholders from net realized gain	(34,097)	(13,325)
Total distributions	(574,268)	(500,254)
Share transactions - net increase (decrease)	4,432,845	2,160,467
Total increase (decrease) in net assets	5,146,878	1,934,545
Net Assets
Beginning of period	20,538,686	18,604,141
End of period	$25,685,564	$20,538,686
Other Information
Undistributed net investment income end of period	$30,810	$24,028

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity U.S. Bond Index Fund Investor Class

Years ended August 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.59	$11.71	$11.36	$12.04	$11.74
Income from Investment Operations
Net investment income (loss)A	.284	.287	.286	.254	.312
Net realized and unrealized gain (loss)	.392	(.123)	.338	(.604)	.358
Total from investment operations	.676	.164	.624	(.350)	.670
Distributions from net investment income	(.277)	(.276)	(.274)	(.246)	(.305)
Distributions from net realized gain	(.019)	(.008)	–	(.084)	(.065)
Total distributions	(.296)	(.284)	(.274)	(.330)	(.370)
Net asset value, end of period	$11.97	$11.59	$11.71	$11.36	$12.04
Total ReturnB	5.91%	1.40%	5.55%	(2.97)%	5.82%
Ratios to Average Net AssetsC,D
Expenses before reductions	.22%	.22%	.22%	.22%	.22%
Expenses net of fee waivers, if any	.20%	.22%	.22%	.22%	.22%
Expenses net of all reductions	.20%	.22%	.22%	.22%	.22%
Net investment income (loss)	2.41%	2.45%	2.48%	2.16%	2.63%
Supplemental Data
Net assets, end of period (in millions)	$456	$6,497	$6,520	$5,338	$5,981
Portfolio turnover rateE	63%	75%	85%	118%	100%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity U.S. Bond Index Fund Premium Class

Years ended August 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.59	$11.71	$11.36	$12.03	$11.74
Income from Investment Operations
Net investment income (loss)A	.297	.301	.299	.267	.321
Net realized and unrealized gain (loss)	.383	(.123)	.339	(.593)	.349
Total from investment operations	.680	.178	.638	(.326)	.670
Distributions from net investment income	(.291)	(.290)	(.288)	(.260)	(.315)
Distributions from net realized gain	(.019)	(.008)	–	(.084)	(.065)
Total distributions	(.310)	(.298)	(.288)	(.344)	(.380)
Net asset value, end of period	$11.96	$11.59	$11.71	$11.36	$12.03
Total ReturnB	5.96%	1.52%	5.68%	(2.78)%	5.82%
Ratios to Average Net AssetsC,D
Expenses before reductions	.15%	.17%	.17%	.17%	.17%
Expenses net of fee waivers, if any	.07%	.10%	.10%	.10%	.12%
Expenses net of all reductions	.07%	.10%	.10%	.10%	.12%
Net investment income (loss)	2.53%	2.57%	2.60%	2.27%	2.73%
Supplemental Data
Net assets, end of period (in millions)	$8,307	$6,692	$5,778	$5,108	$4,265
Portfolio turnover rateE	63%	75%	85%	118%	100%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity U.S. Bond Index Fund Institutional Class

Years ended August 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.59	$11.71	$11.36	$12.03	$11.74
Income from Investment Operations
Net investment income (loss)A	.298	.305	.303	.272	.329
Net realized and unrealized gain (loss)	.383	(.123)	.338	(.594)	.349
Total from investment operations	.681	.182	.641	(.322)	.678
Distributions from net investment income	(.292)	(.294)	(.291)	(.264)	(.323)
Distributions from net realized gain	(.019)	(.008)	–	(.084)	(.065)
Total distributions	(.311)	(.302)	(.291)	(.348)	(.388)
Net asset value, end of period	$11.96	$11.59	$11.71	$11.36	$12.03
Total ReturnB	5.97%	1.55%	5.71%	(2.75)%	5.89%
Ratios to Average Net AssetsC,D
Expenses before reductions	.06%	.07%	.07%	.07%	.07%
Expenses net of fee waivers, if any	.06%	.07%	.07%	.07%	.07%
Expenses net of all reductions	.06%	.07%	.07%	.07%	.07%
Net investment income (loss)	2.54%	2.60%	2.63%	2.31%	2.78%
Supplemental Data
Net assets, end of period (in millions)	$3,842	$3,102	$3,158	$2,766	$3,121
Portfolio turnover rateE	63%	75%	85%	118%	100%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity U.S. Bond Index Fund Institutional Premium Class

Years ended August 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.59	$11.71	$11.36	$12.03	$11.74
Income from Investment Operations
Net investment income (loss)A	.295	.307	.305	.274	.331
Net realized and unrealized gain (loss)	.388	(.123)	.339	(.594)	.349
Total from investment operations	.683	.184	.644	(.320)	.680
Distributions from net investment income	(.294)	(.296)	(.294)	(.266)	(.325)
Distributions from net realized gain	(.019)	(.008)	–	(.084)	(.065)
Total distributions	(.313)	(.304)	(.294)	(.350)	(.390)
Net asset value, end of period	$11.96	$11.59	$11.71	$11.36	$12.03
Total ReturnB	5.98%	1.57%	5.73%	(2.73)%	5.91%
Ratios to Average Net AssetsC,D
Expenses before reductions	.05%	.05%	.05%	.05%	.05%
Expenses net of fee waivers, if any	.05%	.05%	.05%	.05%	.05%
Expenses net of all reductions	.05%	.05%	.05%	.05%	.05%
Net investment income (loss)	2.55%	2.62%	2.65%	2.33%	2.80%
Supplemental Data
Net assets, end of period (in millions)	$9,788	$1,560	$947	$867	$869
Portfolio turnover rateE	63%	75%	85%	118%	100%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity U.S. Bond Index Fund Class F

Years ended August 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.59	$11.71	$11.36	$12.03	$11.74
Income from Investment Operations
Net investment income (loss)A	.299	.307	.305	.273	.331
Net realized and unrealized gain (loss)	.384	(.123)	.339	(.593)	.349
Total from investment operations	.683	.184	.644	(.320)	.680
Distributions from net investment income	(.294)	(.296)	(.294)	(.266)	(.325)
Distributions from net realized gain	(.019)	(.008)	–	(.084)	(.065)
Total distributions	(.313)	(.304)	(.294)	(.350)	(.390)
Net asset value, end of period	$11.96	$11.59	$11.71	$11.36	$12.03
Total ReturnB	5.98%	1.57%	5.73%	(2.73)%	5.91%
Ratios to Average Net AssetsC,D
Expenses before reductions	.05%	.05%	.05%	.05%	.05%
Expenses net of fee waivers, if any	.05%	.05%	.05%	.05%	.05%
Expenses net of all reductions	.05%	.05%	.05%	.05%	.05%
Net investment income (loss)	2.55%	2.62%	2.65%	2.33%	2.80%
Supplemental Data
Net assets, end of period (in millions)	$3,292	$2,687	$2,202	$1,988	$1,361
Portfolio turnover rateE	63%	75%	85%	118%	100%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended August 31, 2016
(Amounts in thousands except percentages)

1. Organization.

Fidelity U.S. Bond Index Fund (the Fund) (formerly Spartan U.S. Bond Index Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Investor Class, Premium Class (formerly Fidelity Advantage Class), Institutional Class, Fidelity Institutional Premium Class (formerly Fidelity Advantage Institutional Class) and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund offers conversion privileges between share classes to eligible shareholders. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the FMR Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2016 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2016, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to in- kind transactions, market discount, deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$1,196,180
Gross unrealized depreciation	(31,437)
Net unrealized appreciation (depreciation) on securities	$1,164,743
Tax Cost	$26,131,555

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$260
Net unrealized appreciation (depreciation) on securities and other investments	$1,164,712

The Fund intends to elect to defer to its next fiscal year $2,216 of capital losses recognized during the period November 1, 2015 to August 31, 2016.

The tax character of distributions paid was as follows:

	August 31, 2016	August 31, 2015
Ordinary Income	$547,324	$ 493,591
Long-term Capital Gains	26,944	6,663
Total	$574,268	$ 500,254

Repurchase Agreements. Pursuant to an Exemptive Order issued by the SEC, the Fund along with other registered investment companies having management contracts with FMR, or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $2,027,029 and $817,747, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. Effective July 1, 2016, the Board approved an amendment to the management contract to reduce the management fee from an annual rate of .05% to .03% of the Fund's average net assets. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees. For the reporting period, the Fund's total annual management fee was .05% of the Fund's average net assets.

Effective July 1, 2016, the Board also approved an amendment to the expense contract. Under the expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

Investor Class	.15%
Premium Class	.05%
Institutional Class	.04%
Institutional Premium Class	.03%
Class F	.03%

Prior to July 1, 2016, the investment adviser paid class-level expenses as necessary so that the total expenses did not exceed .22%, .17%, .07% and .05% for Investor Class, Premium Class, Institutional Class and Institutional Premium Class, respectively and Class F did not have an expense contract.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class. FIIOC receives transfer agent fees at an annual rate of .17%, .12%, .035% and .015% of class-level average net assets for Investor Class, Premium Class, Institutional Class and Institutional Premium Class, respectively. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Effective July 1, 2016, under the amended expense contract, Investor Class, Premium Class and Institutional Class pay a portion of the transfer agent fees at an annual rate of .12%, .02% and .01%, of class-level average net assets, respectively. Institutional Premium Class does not pay transfer agent fees. FIIOC receives no fees for providing transfer agency services to Class F. Prior to July 1, 2016, Institutional Class paid a portion of the transfer agent fees at an annual rate of .02% of class-level average net assets and Fidelity Institutional Premium Class did not pay transfer agent fees.

For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets
Investor Class	$9,426.17
Premium Class	7,244.10
Institutional Class	609.02
	$17,279

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $45 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $343.

8. Expense Reductions.

The investment adviser contractually agreed to reimburse certain classes of the Fund to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement. Effective July 1, 2016, expense limitations were discontinued.

	Expense Limitations	Reimbursement
Investor Class	.20%	$1,118
Premium Class	.07%	5,823
Institutional Class	.06%	278
Institutional Premium Class	.05%	6
Class F	.05%	4

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $14.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended August 31, 2016	Year ended August 31, 2015
From net investment income
Investor Class	$133,298	$154,154
Premium Class	177,559	155,722
Institutional Class	83,586	82,742
Institutional Premium Class	73,996	31,519
Class F	71,732	62,792
Total	$540,171	$486,929
From net realized gain
Investor Class	$11,052	$4,492
Premium Class	11,030	4,158
Institutional Class	5,143	2,426
Institutional Premium Class	2,514	668
Class F	4,358	1,581
Total	$34,097	$13,325

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended August 31, 2016	Year ended August 31, 2015	Year ended August 31, 2016	Year ended August 31, 2015
Investor Class
Shares sold	151,066	621,208	$1,766,952	$7,202,773
Reinvestment of distributions	11,596	13,464	135,276	157,953
Shares redeemed	(685,368)	(630,565)	(7,873,166)	(7,314,458)
Net increase (decrease)	(522,706)	4,107	$(5,970,938)	$46,268
Premium Class
Shares sold	347,170	731,960	$4,086,127	$8,499,939
Reinvestment of distributions	15,335	13,152	179,993	154,273
Shares redeemed	(245,703)	(660,828)	(2,889,831)	(7,666,150)
Net increase (decrease)	116,802	84,284	$1,376,289	$988,062
Institutional Class
Shares sold	118,438	119,500	$1,392,310	$1,400,628
Reinvestment of distributions	7,560	7,260	88,729	85,167
Shares redeemed	(72,583)	(128,639)	(850,501)	(1,503,380)
Net increase (decrease)	53,415	(1,879)	$630,538	$(17,585)
Institutional Premium Class
Shares sold	738,185	77,901	$8,526,678	$911,540
Reinvestment of distributions	6,289	2,744	74,468	32,187
Shares redeemed	(60,864)	(26,815)	(716,655)	(314,218)
Net increase (decrease)	683,610	53,830	$7,884,491	$629,509
Class F
Shares sold	80,507	69,196	$946,553	$810,742
Reinvestment of distributions	6,484	5,489	76,090	64,373
Shares redeemed	(43,702)	(30,763)	(510,178)	(360,902)
Net increase (decrease)	43,289	43,922	$512,465	$514,213

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Mutual funds managed by the investment adviser or its affiliates were the owners of record, in the aggregate, of approximately 35% of the total outstanding shares of the Fund.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity U.S. Bond Index Fund (formerly Spartan U.S. Bond Index Fund):

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity U.S. Bond Index Fund (a fund of Fidelity Salem Street Trust) at August 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity U.S. Bond Index Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2016 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
October 20, 2016

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Jonathan Chiel, Jennifer Toolin McAuliffe, and Mark A. Murray, each of the Trustees oversees 244 funds. Mr. Chiel oversees 111 funds. Ms. McAuliffe and Mr. Murray each oversees 191 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as President (2013-present) and Chief Executive Officer (2014-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present), Chairman and Director of FMR (investment adviser firm, 2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Ms. McAuliffe previously served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)

Year of Election or Appointment: 2007

Trustee

Mr. Keyes also serves as Trustee of other Fidelity® funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (U.K.) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jeffrey S. Christian (1961)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Christian also serves as Assistant Treasurer of other funds. Mr. Christian is an employee of Fidelity Investments (2003-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)

Year of Election or Appointment: 2015

Vice President

Mr. Goebel serves as Vice President of other funds and is an employee of Fidelity Investments (2001-present). Mr. Goebel serves as Senior Vice President of Fidelity Management & Research Company (FMR) (investment adviser firm, 2016-present). Previously, Mr. Goebel served as Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-2015), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-2015), and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-2015); General Counsel, Secretary, and Senior Vice President of FMR (investment adviser firm, 2008-2015) and FMR Co., Inc. (investment adviser firm, 2008-2015); Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-2015) and Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2008-2015); Chief Legal Officer (CLO) of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-2015); Secretary and CLO of certain Fidelity® funds (2008-2015); Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

John F. Papandrea (1972)

Year of Election or Appointment: 2016

Anti-Money Laundering (AML) Officer

Mr. Papandrea also serves as AML Officer of other funds. Mr. Papandrea is Vice President of FMR LLC (diversified financial services company, 2008-present) and is an employee of Fidelity Investments (2005-present).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of FMR Investment Management (U.K.) Limited (investment adviser firm, 2015-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Christine J. Thompson (1958)

Year of Election or Appointment: 2015

Vice President of Fidelity's Bond Funds

Ms. Thompson also serves as Vice President of other funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments (1985-present). Previously, Ms. Thompson served as Vice President of Fidelity's Bond Funds (2010-2012).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2016 to August 31, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2016	Ending Account Value August 31, 2016	Expenses Paid During Period-B March 1, 2016 to August 31, 2016
Investor Class	.19%
Actual		$1,000.00	$1,035.90	$.97-C
Hypothetical-D		$1,000.00	$1,024.18	$.97-C
Premium Class	.06%
Actual		$1,000.00	$1,035.60	$.31
Hypothetical-D		$1,000.00	$1,024.83	$.31
Institutional Class	.05%
Actual		$1,000.00	$1,035.70	$.26
Hypothetical-D		$1,000.00	$1,024.89	$.25
Institutional Premium Class	.04%
Actual		$1,000.00	$1,035.70	$.20
Hypothetical-D		$1,000.00	$1,024.94	$.20
Class F	.04%
Actual		$1,000.00	$1,035.70	$.20
Hypothetical-D		$1,000.00	$1,024.94	$.20

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

 C If fees and changes to class level expense contract and/ or expense cap effective July 1, 2016, had been in effect during the entire period, the annualized expense ratio would have been .15% and the expenses paid in the actual and hypothetical examples above would have been $.77 and $.76, respectively.

 D 5% return per year before expenses

Distributions (Unaudited)

The fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2016, $4,521,091, or, if subsequently determined to be different, the net capital gain of such year.

A total of 24.88% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $330,642,052 of distributions paid during the period January 1, 2016 to August 31, 2016 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2017 of amounts for use in preparing 2016 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity U.S. Bond Index Fund

On July 14, 2016, the Board of Trustees, including the Independent Trustees (together, the Board), voted to ratify an amended and restated management contract (the Amended Contract) for the fund to decrease the management fees paid by the fund to Fidelity Management & Research Company (FMR), the fund's investment adviser, by 2 basis points. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information relevant to the approval of the Amended Contract.

Nature, Extent, and Quality of Services Provided. The Board noted that it previously received and considered materials relating to the nature, extent and quality of services provided by FMR and the sub-advisers to the fund, including the resources dedicated to investment management and support services, shareholder and administrative services, the benefits to shareholders of investment in a large fund family, and the investment performance of the fund in connection with the annual renewal of the fund's current management and sub-advisory agreements. At its September 2015 meeting, the Board concluded that the nature, extent and quality of the services provided to the fund under the existing management and sub-advisory agreements should benefit the fund's shareholders. The Board noted that approval of the Amended Contract would not change the fund's portfolio manager, the investment processes, the level or nature of services provided, the resources and personnel allocated or trading and compliance operations. The Board concluded that the nature, extent, and quality of services to be provided to the fund under the Amended Contract will continue to benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered that it received and reviewed information regarding the fund's management fee rate and total expense ratio compared to "mapped groups" of competitive funds and classes at the current management fee and expense levels in connection with the annual renewal of the management contract and sub-advisory agreements. Based on its review, the Board concluded at its September 2015 meeting that the fund's current management fee and total expenses are fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the proposed management fee rate under the Amended Contract, the Board considered that the proposed fee rate is lower by 2 basis points than the current management fee rate. The Board also considered that the management fee rate would continue to rank below the median of its competitor funds based on the competitive mapped group data provided to the Board in connection with the annual renewal of the existing management contract. The Board also considered that FMR will retain its obligation to pay fund-level operating expenses, with certain limited exceptions, under the management contract.

In connection with its review of the fund's total expenses, the Board considered the effects of new contractual arrangements for the fund that oblige FMR to pay all "class-level" expenses of each class of the fund to the extent necessary to limit total expenses, with certain exceptions, as follows: 0.15%: Investor; 0.05%: Premium; 0.04%: Institutional; 0.03%: Institutional Premium; 0.03%: Class F. The Board also considered that the total expense ratio for each class of the fund would continue to rank below the median of those funds and classes used by the Board for management fee comparisons that have a similar sales load structure based on the competitive mapped group data provided to the Board at its July 2016 meeting in connection with the annual renewal of the existing management contract and sub-advisory agreements.

Based on its review, the Board concluded that the management fee and the total expenses continue to be fair and reasonable in light of the services that the fund receives and the other factors considered.

Costs of the Services and Profitability. The Board considered that it previously reviewed information regarding the revenues earned, the expenses incurred by FMR in providing services to the fund and the level of FMR's profitability. At its September 2015 meeting, the Board concluded that it was satisfied that the profitability of FMR in connection with the operation of the fund was not excessive. Because the Board was approving an arrangement under which the management fees were being reduced, the Board did not consider FMR's costs of services, revenues, or profitability to be significant factors in its decision to approve the Amended Contract.

Economies of Scale. The Board considered that it previously received and reviewed information regarding whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is a potential realization of any further economies of scale and that it concluded, at its September 2015 meeting, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity. In connection with the approval of the fund's Amended Contract, the Board did not consider economies of scale because the proposed fee arrangement lowers the fund's management fee and FMR will contractually limit expenses. The Board will continue to review economies of scale in connection with future renewals of the Amended Contract.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Amended Contract should be ratified and approved.

UBI-ANN-1016
1.768913.116

Fidelity Advisor® Investment Grade Bond Fund -

Class A, Class T, Class C and Class I

Annual Report

August 31, 2016

Class A, Class T, Class C and Class I are classes of Fidelity® Investment Grade Bond Fund

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended August 31, 2016	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 4.00% sales charge)	2.00%	2.44%	3.72%
Class T (incl. 4.00% sales charge)	1.96%	2.44%	3.70%
Class C (incl. contingent deferred sales charge)	4.57%	2.53%	3.37%
Class I	6.53%	3.58%	4.44%

 Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Investment Grade Bond Fund - Class A on August 31, 2006, and the current 4.00% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$14,409	Fidelity Advisor® Investment Grade Bond Fund - Class A
$16,115	Barclays® U.S. Aggregate Bond Index

Management's Discussion of Fund Performance

Market Recap:  Taxable investment-grade bonds gained solidly for the 12 months ending August 31, 2016, a volatile period marked by persistent concern about global growth, divergent global monetary policies and Brexit – the U.K.’s late-June referendum vote to leave the European Union. The Barclays® U.S. Aggregate Bond Index rose 5.97% the past year, gaining significant ground in the mid-to-late stages of the period. The return primarily was driven by bond-price gains, partly as foreign investors sought the relatively higher yields and stability of U.S. fixed-income securities. Bond yields trended lower and the yield curve flattened for much of the period, especially in early 2016, soon after the U.S. Federal Reserve raised policy interest rates. Still, U.S. yields remained higher than those in most industrial countries, especially in Japan and parts of Europe, where rates largely were negative. Within the Barclays index, investment-grade corporate bonds led all major market segments by far, with a return of 9.64%. U.S. Treasuries, meanwhile, lagged many spread-based sectors, returning 5.14%. Commercial mortgage-backed securities topped the index, returning 6.72%, although most other securitized sectors fell short. Riskier, non-core fixed-income segments, including emerging-markets debt, led the broader market amid a strong surge in the period’s second half.

Comments from Portfolio Manager Jeffrey Moore:  For the year, most of the fund’s share classes outperformed the 5.97% return of the benchmark Barclays® U.S. Aggregate Bond Index. Investment-grade bonds overcame a bearish market early in the period to rally for much of 2016. Following the policy interest rate hike in December 2015, investors became more confident that interest rates could remain low for longer amid continued global economic weakness. Amid a risk-taking environment in the spring and much of the summer, the fund was well served by its overweighting in corporate bonds. In this category, the fund did particularly well with its communications, energy and basic materials holdings, although weakness among certain utility credits tempered the outperformance. Out-of-benchmark exposure to high-yield corporates – an area where we saw good value this period – also contributed to results. As high-yield bonds gained in value and their spreads narrowed, we gradually trimmed exposure to the category. Conversely, issue selection among mortgage-backed- and commercial-mortgage-backed securities detracted, as did yield curve positioning among Treasuries, although that negative impact was partly offset by our beneficial out-of-benchmark exposure to TIPS (Treasury Inflation-Protected Securities).

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Note to shareholders:   On October 1, 2016, Michael Plage joined Jeff Moore as Co-Portfolio Manager of the fund.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

Quality Diversification (% of fund's net assets)

As of August 31, 2016
U.S. Government and U.S. Government Agency Obligations	50.3%
AAA	1.5%
AA	0.9%
A	6.3%
BBB	24.3%
BB and Below	13.9%
Not Rated	0.6%
Short-Term Investments and Net Other Assets	2.2%

As of February 29, 2016
U.S. Government and U.S. Government Agency Obligations	48.7%
AAA	1.7%
AA	1.3%
A	7.3%
BBB	25.4%
BB and Below	12.3%
Not Rated	1.0%
Short-Term Investments and Net Other Assets	2.3%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Asset Allocation (% of fund's net assets)

As of August 31, 2016 *,**
Corporate Bonds	39.1%
U.S. Government and U.S. Government Agency Obligations	50.3%
Asset-Backed Securities	0.6%
CMOs and Other Mortgage Related Securities	4.3%
Municipal Bonds	1.7%
Other Investments	1.8%
Short-Term Investments and Net Other Assets (Liabilities)	2.2%

 * Foreign investments - 8.1%

 ** Futures and Swaps - (0.1)%

As of February 29, 2016*,**
Corporate Bonds	38.8%
U.S. Government and U.S. Government Agency Obligations	48.7%
Asset-Backed Securities	0.8%
CMOs and Other Mortgage Related Securities	5.6%
Municipal Bonds	1.9%
Other Investments	1.9%
Short-Term Investments and Net Other Assets (Liabilities)	2.3%

 * Foreign investments - 7.2%

 ** Futures and Swaps - (1.1)%

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Investments August 31, 2016

Showing Percentage of Net Assets

Nonconvertible Bonds - 35.0%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 2.7%
Automobiles - 0.8%
General Motors Co.:
3.5% 10/2/18	$5,025	$5,170
5.2% 4/1/45	3,052	3,249
6.6% 4/1/36	3,722	4,589
6.75% 4/1/46	6,249	8,019
General Motors Financial Co., Inc.:
2.625% 7/10/17	1,605	1,620
3.25% 5/15/18	2,630	2,680
3.5% 7/10/19	5,942	6,124
3.7% 5/9/23	19,000	19,367
4.25% 5/15/23	2,950	3,088
4.375% 9/25/21	11,530	12,297
4.75% 8/15/17	2,790	2,874
		69,077
Diversified Consumer Services - 0.1%
Ingersoll-Rand Global Holding Co. Ltd. 4.25% 6/15/23	4,447	4,891
Hotels, Restaurants & Leisure - 0.1%
McDonald's Corp.:
2.75% 12/9/20	1,394	1,451
3.7% 1/30/26	3,675	3,971
4.7% 12/9/35	1,897	2,176
4.875% 12/9/45	2,978	3,523
		11,121
Household Durables - 0.2%
D.R. Horton, Inc. 4% 2/15/20	15,500	16,236
Media - 1.5%
21st Century Fox America, Inc. 7.75% 12/1/45	4,525	6,877
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22 (a)	7,996	8,669
4.908% 7/23/25 (a)	10,079	11,113
6.484% 10/23/45 (a)	497	611
Discovery Communications LLC 3.25% 4/1/23	954	955
Time Warner Cable, Inc.:
4% 9/1/21	27,833	29,667
4.5% 9/15/42	1,687	1,632
5.5% 9/1/41	3,321	3,604
5.875% 11/15/40	7,141	7,965
6.55% 5/1/37	8,170	9,858
6.75% 7/1/18	5,587	6,088
7.3% 7/1/38	8,218	10,673
8.25% 4/1/19	10,913	12,612
Time Warner, Inc.:
4.9% 6/15/42	15,000	16,916
6.2% 3/15/40	5,000	6,456
		133,696

TOTAL CONSUMER DISCRETIONARY		235,021

CONSUMER STAPLES - 2.0%
Beverages - 1.6%
Anheuser-Busch InBev Finance, Inc.:
2.65% 2/1/21	15,320	15,787
3.3% 2/1/23	16,500	17,314
3.65% 2/1/26	17,900	19,110
4.7% 2/1/36	15,622	18,107
4.9% 2/1/46	31,247	37,786
Constellation Brands, Inc.:
3.75% 5/1/21	13,390	14,160
3.875% 11/15/19	351	369
4.75% 11/15/24	8,249	8,991
SABMiller Holdings, Inc. 3.75% 1/15/22 (a)	3,930	4,274
		135,898
Food & Staples Retailing - 0.1%
Walgreens Boots Alliance, Inc. 3.3% 11/18/21	4,181	4,416
Food Products - 0.0%
ConAgra Foods, Inc. 1.9% 1/25/18	2,478	2,495
Tobacco - 0.3%
Altria Group, Inc. 9.25% 8/6/19	1,776	2,168
Reynolds American, Inc.:
2.3% 6/12/18	2,942	2,988
4% 6/12/22	2,039	2,233
5.7% 8/15/35	1,694	2,105
6.15% 9/15/43	2,440	3,269
7.25% 6/15/37	9,654	13,324
		26,087

TOTAL CONSUMER STAPLES		168,896

ENERGY - 6.7%
Energy Equipment & Services - 0.4%
DCP Midstream LLC:
4.75% 9/30/21 (a)	4,849	4,776
5.35% 3/15/20 (a)	4,973	5,048
5.85% 5/21/43 (a)(b)	9,697	7,418
El Paso Pipeline Partners Operating Co. LLC 5% 10/1/21	3,162	3,435
Halliburton Co.:
3.8% 11/15/25	3,737	3,862
4.85% 11/15/35	3,264	3,486
5% 11/15/45	4,471	4,922
		32,947
Oil, Gas & Consumable Fuels - 6.3%
Anadarko Finance Co. 7.5% 5/1/31	1,980	2,400
Anadarko Petroleum Corp.:
4.85% 3/15/21	2,716	2,889
5.55% 3/15/26	5,568	6,159
6.6% 3/15/46	7,480	8,904
Canadian Natural Resources Ltd. 3.45% 11/15/21	5,750	5,874
Chesapeake Energy Corp.:
5.75% 3/15/23	9,470	7,262
6.125% 2/15/21	60,015	50,113
6.625% 8/15/20	23,170	20,621
8% 12/15/22 (a)	11,962	11,394
Columbia Pipeline Group, Inc.:
2.45% 6/1/18	1,237	1,243
3.3% 6/1/20	6,073	6,285
4.5% 6/1/25	1,849	1,999
5.8% 6/1/45	2,321	2,795
DCP Midstream Operating LP:
2.5% 12/1/17	3,219	3,207
2.7% 4/1/19	1,510	1,463
3.875% 3/15/23	6,765	6,427
5.6% 4/1/44	5,868	5,369
El Paso Corp. 6.5% 9/15/20	16,220	18,135
Empresa Nacional de Petroleo 4.375% 10/30/24 (a)	2,813	3,008
Enable Midstream Partners LP:
2.4% 5/15/19	1,789	1,748
3.9% 5/15/24	1,887	1,776
Enbridge Energy Partners LP 4.2% 9/15/21	5,694	5,876
Kinder Morgan Energy Partners LP:
2.65% 2/1/19	697	705
6.55% 9/15/40	753	818
Kinder Morgan, Inc.:
3.05% 12/1/19	59,098	60,678
4.3% 6/1/25	12,912	13,387
Marathon Petroleum Corp. 5.125% 3/1/21	3,437	3,829
MPLX LP 4% 2/15/25	949	927
Nakilat, Inc. 6.067% 12/31/33 (a)	2,634	3,182
Petrobras Global Finance BV:
5.625% 5/20/43	6,485	5,002
7.25% 3/17/44	69,211	63,674
Petrobras International Finance Co. Ltd. 6.75% 1/27/41	2,000	1,748
Petroleos Mexicanos:
4.875% 1/18/24	4,376	4,540
5.5% 2/4/19 (a)	10,105	10,737
5.625% 1/23/46	29,284	28,291
6.375% 2/4/21 (a)	11,660	12,911
6.375% 1/23/45	15,899	16,743
6.5% 6/2/41	34,664	36,747
Phillips 66 Co. 4.3% 4/1/22	4,638	5,109
Plains All American Pipeline LP/PAA Finance Corp.:
3.65% 6/1/22	8,204	8,291
4.65% 10/15/25	11,290	11,713
Southwestern Energy Co.:
5.8% 1/23/20 (b)	4,431	4,431
6.7% 1/23/25 (b)	27,840	28,606
Spectra Energy Capital, LLC 3.3% 3/15/23	6,000	5,923
Spectra Energy Partners LP:
2.95% 9/25/18	1,066	1,085
4.6% 6/15/21	1,124	1,213
The Williams Companies, Inc.:
3.7% 1/15/23	1,754	1,701
4.55% 6/24/24	19,170	19,601
Western Gas Partners LP:
4.65% 7/1/26	1,992	2,066
5.375% 6/1/21	10,438	11,336
Williams Partners LP:
4% 11/15/21	1,262	1,298
4.125% 11/15/20	1,029	1,067
4.3% 3/4/24	4,326	4,429
		546,735

TOTAL ENERGY		579,682

FINANCIALS - 16.7%
Banks - 9.0%
Banco Nacional de Desenvolvimento Economico e Social:
3.375% 9/26/16 (a)	6,150	6,135
4% 4/14/19 (a)	2,302	2,332
Bank of America Corp.:
3.3% 1/11/23	5,772	5,996
3.5% 4/19/26	11,303	11,797
3.875% 8/1/25	873	935
3.95% 4/21/25	25,937	26,995
4% 1/22/25	58,310	60,721
4.1% 7/24/23	3,096	3,362
4.2% 8/26/24	18,046	19,141
4.25% 10/22/26	6,065	6,433
4.45% 3/3/26	1,893	2,037
5.65% 5/1/18	3,745	3,986
5.875% 1/5/21	2,580	2,972
Barclays PLC:
2.75% 11/8/19	5,118	5,159
4.375% 1/12/26	9,700	10,127
BPCE SA 4.875% 4/1/26 (a)	16,029	16,899
Capital One NA 2.95% 7/23/21	8,151	8,417
CIT Group, Inc.:
3.875% 2/19/19	5,000	5,111
5.5% 2/15/19 (a)	5,000	5,294
Citigroup, Inc.:
1.85% 11/24/17	12,208	12,260
2.05% 12/7/18	71,510	72,043
4.05% 7/30/22	2,865	3,047
4.4% 6/10/25	6,752	7,156
4.45% 9/29/27	6,820	7,188
4.5% 1/14/22	6,932	7,665
5.3% 5/6/44	26,751	30,987
5.5% 9/13/25	2,420	2,742
Citizens Bank NA 2.55% 5/13/21	2,683	2,730
Citizens Financial Group, Inc.:
4.15% 9/28/22 (a)	6,796	7,025
4.3% 12/3/25	13,920	14,710
Credit Suisse Group Funding Guernsey Ltd.:
3.75% 3/26/25	21,098	21,132
3.8% 9/15/22	10,350	10,561
3.8% 6/9/23 (a)	14,963	15,179
Credit Suisse New York Branch 1.7% 4/27/18	65,523	65,555
Discover Bank:
4.2% 8/8/23	4,147	4,442
7% 4/15/20	6,703	7,607
Fifth Third Bancorp:
4.5% 6/1/18	2,054	2,150
8.25% 3/1/38	2,385	3,607
HBOS PLC 6.75% 5/21/18 (a)	3,056	3,269
HSBC Holdings PLC:
4.25% 3/14/24	3,112	3,240
5.25% 3/14/44	2,255	2,578
Huntington Bancshares, Inc. 7% 12/15/20	1,597	1,860
ING Bank NV 5.8% 9/25/23 (a)	2,826	3,163
JPMorgan Chase & Co.:
2.2% 10/22/19	2,700	2,745
2.35% 1/28/19	2,547	2,600
2.95% 10/1/26	2,577	2,593
3.875% 9/10/24	13,659	14,418
4.125% 12/15/26	15,849	16,985
4.25% 10/15/20	2,763	3,007
4.35% 8/15/21	18,417	20,306
4.625% 5/10/21	2,717	3,012
4.95% 3/25/20	11,055	12,191
Rabobank Nederland 4.375% 8/4/25	10,398	11,002
Regions Bank 6.45% 6/26/37	9,230	11,246
Regions Financial Corp. 3.2% 2/8/21	4,870	5,049
Royal Bank of Canada 4.65% 1/27/26	33,266	36,586
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	35,224	35,638
6% 12/19/23	25,238	26,695
6.1% 6/10/23	8,465	8,988
6.125% 12/15/22	28,328	30,255
Societe Generale 4.25% 4/14/25 (a)	17,200	17,460
Wells Fargo & Co. 4.48% 1/16/24	4,327	4,792
		781,313
Capital Markets - 3.1%
Affiliated Managers Group, Inc. 4.25% 2/15/24	3,030	3,193
Credit Suisse AG 6% 2/15/18	8,864	9,332
Deutsche Bank AG 4.5% 4/1/25	12,526	11,827
Deutsche Bank AG London Branch:
2.85% 5/10/19	16,000	16,052
4.1% 1/13/26	18,090	18,340
Goldman Sachs Group, Inc.:
1.748% 9/15/17	17,322	17,363
2.625% 1/31/19	13,825	14,179
2.9% 7/19/18	9,276	9,510
5.25% 7/27/21	5,652	6,416
5.75% 1/24/22	7,392	8,572
5.95% 1/18/18	4,817	5,105
6.75% 10/1/37	24,283	31,146
Lazard Group LLC:
4.25% 11/14/20	4,700	4,981
6.85% 6/15/17	607	630
Morgan Stanley:
2.375% 7/23/19	12,012	12,215
3.7% 10/23/24	10,321	10,936
3.75% 2/25/23	8,227	8,799
3.875% 4/29/24	9,504	10,212
4.875% 11/1/22	19,366	21,465
5% 11/24/25	24,777	27,618
5.75% 1/25/21	10,138	11,620
6.625% 4/1/18	7,981	8,599
		268,110
Consumer Finance - 0.5%
Discover Financial Services:
3.85% 11/21/22	4,866	5,029
3.95% 11/6/24	4,069	4,186
5.2% 4/27/22	4,096	4,490
Ford Motor Credit Co. LLC 2.943% 1/8/19	17,950	18,422
Hyundai Capital America 2.125% 10/2/17 (a)	1,850	1,863
Synchrony Financial:
1.875% 8/15/17	1,427	1,430
3% 8/15/19	2,095	2,142
3.75% 8/15/21	3,164	3,318
4.25% 8/15/24	3,185	3,342
		44,222
Diversified Financial Services - 0.2%
Brixmor Operating Partnership LP 4.125% 6/15/26	3,542	3,676
IntercontinentalExchange, Inc.:
2.75% 12/1/20	2,475	2,580
3.75% 12/1/25	4,425	4,845
MSCI, Inc. 5.25% 11/15/24 (a)	8,580	9,116
		20,217
Insurance - 1.0%
AIA Group Ltd. 2.25% 3/11/19 (a)	1,290	1,306
American International Group, Inc.:
3.3% 3/1/21	3,813	4,000
4.875% 6/1/22	5,750	6,437
Aon Corp. 5% 9/30/20	2,135	2,361
Five Corners Funding Trust 4.419% 11/15/23 (a)	5,900	6,369
Great-West Life & Annuity Insurance Co. 3.3563% 5/16/46 (a)(b)	10,398	8,890
Hartford Financial Services Group, Inc. 5.125% 4/15/22	5,844	6,620
Liberty Mutual Group, Inc. 5% 6/1/21 (a)	5,273	5,838
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	2,941	3,261
Pacific Life Insurance Co. 9.25% 6/15/39 (a)	4,853	7,665
Pacific LifeCorp:
5.125% 1/30/43 (a)	5,696	6,308
6% 2/10/20 (a)	1,549	1,720
Pricoa Global Funding I 5.375% 5/15/45 (b)	6,834	7,176
Prudential Financial, Inc. 4.5% 11/16/21	2,796	3,129
TIAA Asset Management Finance LLC:
2.95% 11/1/19 (a)	1,736	1,782
4.125% 11/1/24 (a)	2,517	2,649
Unum Group:
5.625% 9/15/20	4,155	4,649
5.75% 8/15/42	3,522	4,031
		84,191
Real Estate Investment Trusts - 1.6%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	1,267	1,281
4.6% 4/1/22	1,830	1,981
American Campus Communities Operating Partnership LP 3.75% 4/15/23	1,860	1,951
AvalonBay Communities, Inc. 3.625% 10/1/20	2,721	2,887
Camden Property Trust:
2.95% 12/15/22	2,605	2,625
4.25% 1/15/24	4,889	5,287
Corporate Office Properties LP 5% 7/1/25	3,165	3,412
DDR Corp.:
3.625% 2/1/25	2,957	2,999
4.25% 2/1/26	2,697	2,861
4.625% 7/15/22	9,008	9,784
4.75% 4/15/18	4,483	4,672
7.5% 4/1/17	2,623	2,707
Duke Realty LP:
3.25% 6/30/26	1,279	1,313
3.625% 4/15/23	3,352	3,537
3.875% 10/15/22	9,433	10,043
4.375% 6/15/22	2,822	3,073
Equity One, Inc. 3.75% 11/15/22	12,000	12,291
ERP Operating LP 4.625% 12/15/21	7,320	8,203
Federal Realty Investment Trust 5.9% 4/1/20	1,389	1,580
Highwoods/Forsyth LP 3.2% 6/15/21	3,528	3,574
HRPT Properties Trust 6.65% 1/15/18	2,600	2,696
Lexington Corporate Properties Trust 4.4% 6/15/24	2,058	2,112
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	10,600	10,808
4.5% 1/15/25	1,964	1,994
4.5% 4/1/27	1,555	1,573
4.95% 4/1/24	1,915	2,002
5.25% 1/15/26	8,152	8,754
Retail Opportunity Investments Partnership LP:
4% 12/15/24	1,392	1,408
5% 12/15/23	1,073	1,150
Weingarten Realty Investors 3.375% 10/15/22	990	1,012
WP Carey, Inc.:
4% 2/1/25	7,432	7,421
4.6% 4/1/24	11,566	12,098
		139,089
Real Estate Management & Development - 1.3%
Brandywine Operating Partnership LP:
3.95% 2/15/23	14,620	14,960
4.1% 10/1/24	6,040	6,215
4.95% 4/15/18	4,806	5,023
5.7% 5/1/17	2,243	2,305
CBRE Group, Inc. 4.875% 3/1/26	17,030	17,930
Digital Realty Trust LP 3.95% 7/1/22	4,449	4,706
Essex Portfolio LP 3.875% 5/1/24	4,176	4,452
Liberty Property LP:
3.375% 6/15/23	3,567	3,633
4.125% 6/15/22	2,421	2,550
6.625% 10/1/17	3,709	3,893
Mack-Cali Realty LP:
2.5% 12/15/17	4,581	4,600
3.15% 5/15/23	7,757	7,221
4.5% 4/18/22	1,473	1,506
Mid-America Apartments LP:
4% 11/15/25	1,797	1,925
4.3% 10/15/23	1,200	1,301
6.05% 9/1/16	4,436	4,436
Post Apartment Homes LP 3.375% 12/1/22	1,090	1,117
Tanger Properties LP:
3.125% 9/1/26	4,443	4,437
3.75% 12/1/24	4,213	4,421
3.875% 12/1/23	2,574	2,727
6.125% 6/1/20	4,725	5,367
Ventas Realty LP:
3.125% 6/15/23	2,242	2,286
4.125% 1/15/26	2,168	2,347
Ventas Realty LP/Ventas Capital Corp. 4% 4/30/19	2,018	2,122
		111,480

TOTAL FINANCIALS		1,448,622

HEALTH CARE - 0.8%
Biotechnology - 0.1%
AbbVie, Inc. 4.7% 5/14/45	6,560	7,303
Health Care Providers & Services - 0.3%
Express Scripts Holding Co. 4.75% 11/15/21	6,337	7,126
HCA Holdings, Inc.:
3.75% 3/15/19	4,831	4,982
4.75% 5/1/23	300	314
5.875% 3/15/22	355	391
6.5% 2/15/20	4,514	4,988
WellPoint, Inc. 3.3% 1/15/23	9,384	9,822
		27,623
Pharmaceuticals - 0.4%
Mylan N.V.:
2.5% 6/7/19 (a)	4,259	4,313
3.15% 6/15/21 (a)	8,712	8,905
Perrigo Finance PLC 3.5% 12/15/21	1,504	1,544
Teva Pharmaceutical Finance Netherlands III BV:
2.2% 7/21/21	6,268	6,270
2.8% 7/21/23	4,487	4,505
3.15% 10/1/26	5,341	5,377
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	1,741	1,749
Zoetis, Inc. 3.25% 2/1/23	2,627	2,702
		35,365

TOTAL HEALTH CARE		70,291

INDUSTRIALS - 0.4%
Airlines - 0.1%
Continental Airlines, Inc.:
6.545% 8/2/20	712	753
6.795% 2/2/20	40	41
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	999	1,029
8.36% 1/20/19	3,441	3,592
		5,415
Building Products - 0.0%
Masco Corp. 4.45% 4/1/25	2,260	2,413
Trading Companies & Distributors - 0.3%
Air Lease Corp.:
2.125% 1/15/18	3,060	3,063
3.375% 6/1/21	4,249	4,398
3.75% 2/1/22	6,348	6,630
3.875% 4/1/21	5,850	6,164
4.25% 9/15/24	5,062	5,321
		25,576
Transportation Infrastructure - 0.0%
BNSF Funding Trust I 6.613% 12/15/55 (b)	2,984	3,440

TOTAL INDUSTRIALS		36,844

INFORMATION TECHNOLOGY - 0.5%
Electronic Equipment & Components - 0.1%
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 6.02% 6/15/26 (a)	8,060	8,640
Software - 0.1%
Autodesk, Inc. 3.125% 6/15/20	10,043	10,285
Technology Hardware, Storage & Peripherals - 0.3%
Hewlett Packard Enterprise Co.:
3.6% 10/15/20 (a)	6,891	7,200
4.4% 10/15/22 (a)	6,890	7,277
4.9% 10/15/25 (a)	6,891	7,348
		21,825

TOTAL INFORMATION TECHNOLOGY		40,750

MATERIALS - 0.9%
Chemicals - 0.1%
The Dow Chemical Co. 4.125% 11/15/21	4,654	5,089
Metals & Mining - 0.8%
Alcoa, Inc.:
5.125% 10/1/24	16,623	17,537
5.4% 4/15/21	8,202	8,702
Anglo American Capital PLC:
3.625% 5/14/20 (a)	6,478	6,413
4.125% 4/15/21 (a)	6,319	6,256
4.875% 5/14/25 (a)	18,378	18,424
BHP Billiton Financial (U.S.A.) Ltd.:
6.25% 10/19/75 (a)(b)	2,868	3,133
6.75% 10/19/75 (a)(b)	7,123	8,121
		68,586

TOTAL MATERIALS		73,675

TELECOMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 2.6%
AT&T, Inc.:
3.6% 2/17/23	11,367	11,999
4.8% 6/15/44	19,470	20,693
5.55% 8/15/41	27,220	32,146
5.875% 10/1/19	6,291	7,070
BellSouth Capital Funding Corp. 7.875% 2/15/30	222	306
CenturyLink, Inc.:
5.15% 6/15/17	528	541
6% 4/1/17	1,320	1,355
6.15% 9/15/19	3,260	3,537
Embarq Corp. 7.995% 6/1/36	5,982	6,203
Verizon Communications, Inc.:
3.45% 3/15/21	15,886	16,947
4.5% 9/15/20	60,362	66,612
5.012% 8/21/54	47,470	52,049
6.1% 4/15/18	6,019	6,478
		225,936
UTILITIES - 1.7%
Electric Utilities - 0.9%
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (a)	8,443	9,529
6.4% 9/15/20 (a)	11,231	12,737
Entergy Corp. 4% 7/15/22	6,700	7,203
FirstEnergy Corp.:
4.25% 3/15/23	9,775	10,338
7.375% 11/15/31	13,700	17,875
FirstEnergy Solutions Corp. 6.05% 8/15/21	9,083	7,894
IPALCO Enterprises, Inc. 3.45% 7/15/20	10,770	11,039
Pennsylvania Electric Co. 6.05% 9/1/17	4,923	5,120
		81,735
Gas Utilities - 0.1%
Southern Natural Gas Co. 5.9% 4/1/17 (a)(b)	2,894	2,967
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	1,522	1,630
		4,597
Independent Power and Renewable Electricity Producers - 0.1%
Emera U.S. Finance LP:
2.15% 6/15/19 (a)	2,098	2,123
2.7% 6/15/21 (a)	2,065	2,111
3.55% 6/15/26 (a)	3,303	3,476
		7,710
Multi-Utilities - 0.6%
Dominion Resources, Inc.:
2.9311% 9/30/66 (b)	12,726	10,054
3.4561% 6/30/66 (b)	3,654	3,216
NiSource Finance Corp.:
5.45% 9/15/20	1,461	1,644
5.95% 6/15/41	4,935	6,285
Puget Energy, Inc.:
5.625% 7/15/22	7,175	8,239
6% 9/1/21	6,916	7,982
6.5% 12/15/20	2,216	2,575
Sempra Energy 6% 10/15/39	5,958	7,747
Wisconsin Energy Corp. 6.25% 5/15/67 (b)	4,001	3,421
		51,163

TOTAL UTILITIES		145,205

TOTAL NONCONVERTIBLE BONDS
(Cost $2,906,738)		3,024,922

U.S. Government and Government Agency Obligations - 22.0%
U.S. Treasury Inflation-Protected Obligations - 7.0%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45	$130,990	$136,206
1% 2/15/46	75,024	83,607
U.S. Treasury Inflation-Indexed Notes:
0.375% 7/15/25	286,671	293,078
0.625% 1/15/26	93,235	97,191

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		610,082

U.S. Treasury Obligations - 15.0%
U.S. Treasury Bonds:
2.5% 2/15/46	124,500	131,513
3% 5/15/45	168,359	195,961
3% 11/15/45	84,600	98,562
U.S. Treasury Notes:
0.5% 4/30/17	133,210	133,136
0.875% 11/30/17	431,950	432,699
1.25% 3/31/21	170,000	170,465
1.625% 2/15/26	103,620	103,944
2% 8/15/25 (c)	27,857	28,853

TOTAL U.S. TREASURY OBLIGATIONS		1,295,133

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,819,654)		1,905,215

U.S. Government Agency - Mortgage Securities - 0.4%
Fannie Mae - 0.2%
2.5% 6/1/31 to 3/1/43	793	815
2.795% 2/1/35 (b)	1,569	1,654
2.803% 6/1/36 (b)	99	103
3% 8/1/31 to 1/1/43	3,053	3,188
3.005% 7/1/37 (b)	169	180
3.5% 11/1/25 to 9/1/42	5,219	5,537
4% 8/1/32 to 10/1/45	4,293	4,635
4% 9/1/46 (d)	250	268
5.5% 4/1/39	654	757
6% 3/1/22	37	40

TOTAL FANNIE MAE		17,177

Freddie Mac - 0.1%
2.5% 7/1/31	92	95
3% 11/1/42 to 7/1/45	1,128	1,175
3.5% 3/1/45 to 6/1/45	2,329	2,473
3.581% 10/1/35 (b)	95	101
4% 6/1/33	1,280	1,384
4.5% 7/1/25 to 3/1/44	2,253	2,466
5% 1/1/41 to 7/1/41	1,425	1,585
5.5% 11/1/33 to 8/1/38	209	237
6% 7/1/37 to 8/1/37	546	626
6.5% 9/1/39	567	655

TOTAL FREDDIE MAC		10,797

Ginnie Mae - 0.1%
3% 12/20/42 to 1/20/43	1,408	1,482
3% 9/1/46 (d)	100	105
3% 9/1/46 (d)	120	126
3.5% 11/20/41 to 12/20/42	2,360	2,520
3.5% 9/1/46 (d)	80	85
4% 11/20/40 to 11/20/41	1,201	1,300
4.5% 5/20/41	698	768
5% 4/15/40	1,105	1,239

TOTAL GINNIE MAE		7,625

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $34,767)		35,599

Asset-Backed Securities - 0.6%
Accredited Mortgage Loan Trust Series 2005-1 Class M1, 1.1929% 4/25/35 (b)	$421	$392
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M2, 2.1744% 3/25/34 (b)	112	108
Airspeed Ltd. Series 2007-1A Class C1, 3.0077% 6/15/32 (a)(b)	4,534	1,202
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.5379% 12/25/33 (b)	27	25
Series 2004-R2 Class M3, 1.3129% 4/25/34 (b)	57	43
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.2679% 3/25/34 (b)	30	27
Series 2004-W7 Class M1, 1.3129% 5/25/34 (b)	737	678
Series 2006-W4 Class A2C, 0.6844% 5/25/36 (b)	714	244
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.6644% 12/25/36 (b)	1,140	654
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.7744% 3/25/32 (b)	16	16
Series 2004-3 Class M4, 1.9794% 4/25/34 (b)	38	33
Series 2004-4 Class M2, 1.3194% 6/25/34 (b)	57	53
Fannie Mae Series 2004-T5 Class AB3, 1.1662% 5/28/35 (b)	25	21
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.6994% 8/25/34 (b)	227	214
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.3494% 3/25/34 (b)	5	5
Fremont Home Loan Trust Series 2005-A Class M4, 1.5444% 1/25/35 (b)	220	118
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 1.2054% 2/25/47 (a)(b)	777	645
GE Business Loan Trust Series 2006-2A:
Class A, 0.6877% 11/15/34 (a)(b)	330	306
Class B, 0.7877% 11/15/34 (a)(b)	120	107
Class C, 0.8877% 11/15/34 (a)(b)	198	174
Class D, 1.2577% 11/15/34 (a)(b)	95	81
Grain Spectrum Funding II LLC Series 2014-1 3.29% 10/10/34 (a)	5,066	5,088
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/34 (a)	95	2
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.8444% 8/25/33 (b)	113	105
Series 2003-3 Class M1, 1.8144% 8/25/33 (b)	257	241
Series 2003-5 Class A2, 1.2244% 12/25/33 (b)	21	19
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.7144% 1/25/37 (b)	913	640
Invitation Homes Trust Series 2015-SFR3 Class E, 4.2321% 8/17/32 (a)(b)	3,002	3,013
KeyCorp Student Loan Trust:
Series 1999-A Class A2, 0.9601% 12/27/29 (b)	21	21
Series 2006-A Class 2C, 1.7901% 3/27/42 (b)	1,605	792
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.8244% 5/25/37 (b)	171	4
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 1.2744% 7/25/34 (b)	46	38
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.4994% 7/25/34 (b)	87	82
Series 2006-FM1 Class A2B, 0.5979% 4/25/37 (b)	22	19
Series 2006-OPT1 Class A1A, 1.0444% 6/25/35 (b)	740	713
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 1.2044% 8/25/34 (b)	36	31
Series 2004-NC6 Class M3, 2.6994% 7/25/34 (b)	324	315
Series 2004-NC8 Class M6, 2.3994% 9/25/34 (b)	352	328
Series 2005-NC1 Class M1, 1.1844% 1/25/35 (b)	129	116
Series 2005-NC2 Class B1, 2.2794% 3/25/35 (b)	99	2
Nationstar HECM Loan Trust Series 2016-1A Class A, 3.1294% 2/25/26 (a)	5,908	5,933
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1.0344% 9/25/35 (b)	903	850
Park Place Securities, Inc. Series 2004-WCW1:
Class M3, 2.3994% 9/25/34 (b)	337	308
Class M4, 2.6994% 9/25/34 (b)	433	269
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.3244% 4/25/33 (b)	3	3
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.6025% 6/15/33 (b)	274	259
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 2.2494% 9/25/34 (b)	30	26
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.3844% 9/25/34 (b)	18	16
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 1.1901% 4/6/42 (a)(b)	1,692	744
Vericrest Opportunity Loan Transferee Series 2014-NPL9 Class A1, 3.375% 11/25/54 (a)	3,550	3,545
Vericrest Opportunity Loan Trust:
Series 2014-NP10 Class A1, 3.375% 10/25/54 (a)	3,212	3,207
Series 2014-NP11 Class A1, 3.875% 4/25/55 (a)	4,540	4,550
Series 2014-NPL7 Class A1, 3.375% 8/27/57 (a)	13,089	13,070
TOTAL ASSET-BACKED SECURITIES
(Cost $49,783)		49,495

Collateralized Mortgage Obligations - 0.2%
Private Sponsor - 0.2%
CSMC Series 2014-3R:
Class 2A1, 1.1879% 5/27/37 (a)(b)	6,775	6,370
Class AA1, 0.785% 5/27/37 (a)(b)	5,187	4,855
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.7843% 10/25/34 (b)	207	205
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 2.9609% 8/25/36 (b)	504	453
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.6944% 2/25/37 (b)	368	339
Nationstar HECM Loan Trust sequential payer Series 2015-2A Class A, 2.8826% 11/25/25 (a)	3,920	3,920
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.8144% 7/25/35 (b)	458	442
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.8243% 6/10/35 (a)(b)	159	130
Class B6, 3.3243% 6/10/35 (a)(b)	210	157
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.8046% 7/20/34 (b)	14	13
Structured Asset Securities Corp. Series 2003-15A Class 4A, 3.28% 4/25/33 (b)	29	29
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $16,618)		16,913

Commercial Mortgage Securities - 4.1%
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.4918% 2/14/43 (b)(e)	205	0
Banc of America Commercial Mortgage Trust:
sequential payer Series 2006-3 Class A4, 5.889% 7/10/44 (b)	72	71
Series 2007-2 Class A4, 5.6241% 4/10/49 (b)	3,087	3,111
Series 2007-3 Class A4, 5.5433% 6/10/49 (b)	1,608	1,631
Bayview Commercial Asset Trust floater:
Series 2003-2 Class M1, 1.7994% 12/25/33 (a)(b)	21	19
Series 2005-3A:
Class A2, 0.9244% 11/25/35 (a)(b)	171	146
Class M1, 0.9644% 11/25/35 (a)(b)	46	39
Class M2, 1.0144% 11/25/35 (a)(b)	34	27
Class M3, 1.0344% 11/25/35 (a)(b)	31	24
Class M4, 1.1244% 11/25/35 (a)(b)	38	29
Series 2005-4A:
Class A2, 0.9144% 1/25/36 (a)(b)	426	366
Class B1, 1.9244% 1/25/36 (a)(b)	23	18
Class M1, 0.9744% 1/25/36 (a)(b)	137	114
Class M2, 0.9944% 1/25/36 (a)(b)	52	42
Class M3, 1.0244% 1/25/36 (a)(b)	75	61
Class M4, 1.1344% 1/25/36 (a)(b)	42	33
Class M5, 1.1744% 1/25/36 (a)(b)	42	32
Class M6, 1.2244% 1/25/36 (a)(b)	44	33
Series 2006-1:
Class A2, 0.8844% 4/25/36 (a)(b)	83	71
Class M1, 0.9044% 4/25/36 (a)(b)	51	42
Class M2, 0.9244% 4/25/36 (a)(b)	54	44
Class M3, 0.9444% 4/25/36 (a)(b)	46	37
Class M4, 1.0444% 4/25/36 (a)(b)	26	21
Class M5, 1.0844% 4/25/36 (a)(b)	25	20
Class M6, 1.1644% 4/25/36 (a)(b)	50	39
Series 2006-2A:
Class M1, 0.8344% 7/25/36 (a)(b)	72	57
Class M2, 0.8544% 7/25/36 (a)(b)	51	40
Class M3, 0.8744% 7/25/36 (a)(b)	42	33
Class M4, 0.9444% 7/25/36 (a)(b)	48	37
Class M5, 0.9944% 7/25/36 (a)(b)	35	27
Series 2006-3A Class M4, 0.9544% 10/25/36 (a)(b)	23	16
Series 2006-4A:
Class A2, 0.7944% 12/25/36 (a)(b)	1,267	1,056
Class M1, 0.8144% 12/25/36 (a)(b)	102	70
Class M2, 0.8344% 12/25/36 (a)(b)	68	41
Class M3, 0.8644% 12/25/36 (a)(b)	69	36
Series 2007-1 Class A2, 0.7944% 3/25/37 (a)(b)	261	220
Series 2007-2A:
Class A1, 0.7944% 7/25/37 (a)(b)	780	671
Class A2, 0.8444% 7/25/37 (a)(b)	731	581
Class M1, 0.8944% 7/25/37 (a)(b)	249	189
Class M2, 0.9344% 7/25/37 (a)(b)	163	116
Class M3, 1.0144% 7/25/37 (a)(b)	127	90
Series 2007-3:
Class A2, 0.8144% 7/25/37 (a)(b)	266	211
Class M1, 0.8344% 7/25/37 (a)(b)	141	107
Class M2, 0.8644% 7/25/37 (a)(b)	150	109
Class M3, 0.8944% 7/25/37 (a)(b)	242	163
Class M4, 1.0244% 7/25/37 (a)(b)	381	255
Class M5, 1.1244% 7/25/37 (a)(b)	181	89
Series 2007-4A Class M1, 1.4379% 9/25/37 (a)(b)	58	19
C-BASS Trust floater Series 2006-SC1 Class A, 0.7579% 5/25/36 (a)(b)	36	35
CDGJ Commercial Mortgage Trust Series 2014-BXCH Class DPA, 3.6801% 12/15/27 (a)(b)	2,403	2,376
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2006-CD3 Class A5, 5.617% 10/15/48	318	318
COMM Mortgage Trust pass-thru certificates floater Series 2005-F10A Class J, 1.3577% 4/15/17 (a)(b)	100	100
Credit Suisse Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A4, 5.6994% 6/15/39 (b)	8,616	8,720
Series 2007-C5 Class A4, 5.695% 9/15/40 (b)	725	743
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	13,416	13,561
Greenwich Capital Commercial Funding Corp. sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	15,388	15,475
GS Mortgage Securities Trust sequential payer Series 2006-GG8 Class A1A, 5.547% 11/10/39	540	540
Hilton U.S.A. Trust Series 2013-HLT:
Class CFX, 3.7141% 11/5/30 (a)	1,300	1,303
Class DFX, 4.4065% 11/5/30 (a)	11,967	12,006
JPMorgan Chase Commercial Mortgage Securities Trust:
sequential payer:
Series 2006-CB17 Class A4, 5.429% 12/12/43	206	206
Series 2007-CB18 Class A4, 5.44% 6/12/47	10,508	10,585
Series 2007-LD11 Class A4, 5.7416% 6/15/49 (b)	91,651	93,117
Series 2007-CB19:
Class B, 5.6986% 2/12/49 (b)	93	20
Class C, 5.6986% 2/12/49 (b)	245	16
Class D, 5.6986% 2/12/49 (b)	174	0
Series 2007-LDP10 Class CS, 5.466% 1/15/49 (b)	9	0
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 5.9184% 7/15/44 (b)	3,217	3,308
Merrill Lynch Mortgage Trust:
Series 2005-LC1 Class F, 5.4984% 1/12/44 (a)(b)	247	246
Series 2007-C1 Class A4, 5.8262% 6/12/50 (b)	4,145	4,244
Series 2008-C1 Class A4, 5.69% 2/12/51	1,617	1,666
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2007-6 Class A4, 5.485% 3/12/51 (b)	26,699	27,017
Series 2007-7 Class A4, 5.7387% 6/12/50 (b)	4,524	4,611
Series 2007-8 Class A3, 5.8755% 8/12/49 (b)	920	942
Morgan Stanley Capital I Trust:
floater Series 2006-XLF Class C, 1.708% 7/15/19 (a)(b)	227	226
sequential payer Series 2007-IQ15 Class A4, 5.9056% 6/11/49 (b)	16,195	16,668
Series 2007-IQ14 Class A4, 5.692% 4/15/49	19,062	19,290
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (a)	170	82
Wachovia Bank Commercial Mortgage Trust:
sequential payer:
Series 2007-C30 Class A5, 5.342% 12/15/43	30,892	31,144
Series 2007-C31 Class A4, 5.509% 4/15/47	26,166	26,454
Series 2007-C32 Class A3, 5.7021% 6/15/49 (b)	16,199	16,564
Series 2007-C33 Class A4, 5.9484% 2/15/51 (b)	27,056	27,496
Series 2007-C32:
Class D, 5.7021% 6/15/49 (b)	823	532
Class E, 5.7021% 6/15/49 (b)	1,297	640
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $373,865)		350,554

Municipal Securities - 1.7%
Chicago Gen. Oblig. 6.314% 1/1/44	29,170	29,681
Illinois Gen. Oblig.:
Series 2003:	$	$
4.35% 6/1/18	7,762	7,927
4.95% 6/1/23	10,235	10,799
5.1% 6/1/33	47,970	46,770
Series 2010-1, 6.63% 2/1/35	4,420	4,848
Series 2010-3:
6.725% 4/1/35	5,880	6,458
7.35% 7/1/35	3,010	3,467
Series 2010-5, 6.2% 7/1/21	3,205	3,477
Series 2011:
5.365% 3/1/17	195	199
5.665% 3/1/18	7,610	7,997
5.877% 3/1/19	18,645	20,228
Series 2013:
1.84% 12/1/16	4,160	4,163
3.14% 12/1/18	165	166
3.6% 12/1/19	4,135	4,192
TOTAL MUNICIPAL SECURITIES
(Cost $150,064)		150,372

Foreign Government and Government Agency Obligations - 0.1%
United Mexican States 3.5% 1/21/21 (Cost $6,961)	$6,991	$7,472

Bank Notes - 0.8%
Citizens Bank NA 2.3% 12/3/18	5,551	5,617
Discover Bank:
(Delaware) 3.2% 8/9/21	$10,016	$10,289
3.1% 6/4/20	8,842	9,096
8.7% 11/18/19	1,409	1,635
KeyBank NA 6.95% 2/1/28	1,344	1,758
Marshall & Ilsley Bank 5% 1/17/17	6,983	7,068
PNC Bank NA 2.45% 11/5/20	9,934	10,188
Regions Bank 7.5% 5/15/18	18,321	20,004
TOTAL BANK NOTES
(Cost $63,394)		65,655
	Shares	Value (000s)

Fixed-Income Funds - 31.6%
Fidelity Mortgage Backed Securities Central Fund (f)	20,665,339	$2,288,686
Fidelity Specialized High Income Central Fund (f)	4,308,887	444,074
TOTAL FIXED-INCOME FUNDS
(Cost $2,674,143)		2,732,760
	Principal Amount (000s)	Value (000s)

Preferred Securities - 0.1%
FINANCIALS - 0.1%
Banks - 0.1%
Barclays Bank PLC 7.625% 11/21/22 (Cost $11,925)	10,602	12,132
	Shares	Value (000s)

Money Market Funds - 2.9%
Fidelity Cash Central Fund, 0.42% (g)
(Cost $251,167)	251,167,430	251,167
TOTAL INVESTMENT PORTFOLIO - 99.5%
(Cost $8,359,079)		8,602,256
NET OTHER ASSETS (LIABILITIES) - 0.5%		47,060
NET ASSETS - 100%		$8,649,316

TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Fannie Mae
2.5% 9/1/31	$(100)	$(103)
4% 9/1/46	(800)	(857)
TOTAL TBA SALE COMMITMENTS
(Proceeds $959)		$(960)

Swaps

Underlying Reference	Rating(1)	Expiration Date	Clearinghouse/Counterparty	Fixed Payment Received/(Paid)	Notional Amount (000s)(2)	Value (000s)(1)	Upfront Premium Received/(Paid) (000s)	Unrealized Appreciation/(Depreciation)(000s)
Credit Default Swaps
Buy Protection
Deutsche Bank AG		Dec. 2018	Credit Suisse International	(1%)	USD 6,500	$69	$(154)	$(85)
Deutsche Bank AG		Mar. 2019	JPMorgan Chase Bank, N.A.	(1%)	USD 4,085	53	(120)	(67)
National Australia Bank Ltd		Dec. 2018	Credit Suisse International	(1%)	USD 6,500	(109)	(256)	(365)
National Australia Bank Ltd		Dec. 2018	Credit Suisse International	(1%)	USD 6,500	(109)	(220)	(329)
Societe Generale		Dec. 2017	Credit Suisse International	(3%)	USD 3,825	(160)	16	(144)
Societe Generale		Dec. 2017	Credit Suisse International	(3%)	USD 3,823	(161)	41	(120)
UFJ Finance Aruba AEC		Mar. 2018	Credit Suisse International	(1%)	USD 5,500	(71)	(38)	(109)
UFJ Finance Aruba AEC		Mar. 2018	Credit Suisse International	(1%)	USD 3,823	(49)	(60)	(109)
TOTAL BUY PROTECTION						(537)	(791)	(1,328)
Sell Protection
Countrywide Home Loans Inc Series 2003-BC1 Class B1	Caa2	Apr. 2032	Merrill Lynch International	4.29%	USD 50	(2)	0	(2)
Morgan Stanley ABS Capital I Inc Series 2004-NC8 Class B3	C	Oct. 2034	Merrill Lynch International	4.60%	USD 15	0	0	0
TOTAL SELL PROTECTION						(2)	0	(2)

TOTAL CREDIT DEFAULT SWAPS						$(539)	$(791)	$(1,330)

 (1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

 (2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $411,339,000 or 4.8% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $1,976,000.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$822
Fidelity Mortgage Backed Securities Central Fund	41,515
Fidelity Specialized High Income Central Fund	23,200
Total	$65,537

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$1,190,488	$1,073,182	$--	$2,288,686	31.3%
Fidelity Specialized High Income Central Fund	413,534	23,200	--	444,074	53.2%
Total	$1,604,022	$1,096,382	$--	$2,732,760

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Corporate Bonds	$3,024,922	$--	$3,024,922	$--
U.S. Government and Government Agency Obligations	1,905,215	--	1,905,215	--
U.S. Government Agency - Mortgage Securities	35,599	--	35,599	--
Asset-Backed Securities	49,495	--	45,610	3,885
Collateralized Mortgage Obligations	16,913	--	16,913	--
Commercial Mortgage Securities	350,554	--	349,946	608
Municipal Securities	150,372	--	150,372	--
Foreign Government and Government Agency Obligations	7,472	--	7,472	--
Bank Notes	65,655	--	65,655	--
Fixed-Income Funds	2,732,760	2,732,760	--	--
Preferred Securities	12,132	--	12,132	--
Money Market Funds	251,167	251,167	--	--
Total Investments in Securities:	$8,602,256	$2,983,927	$5,613,836	$4,493
Derivative Instruments:
Assets
Swaps	$122	$--	$122	$--
Total Assets	$122	$--	$122	$--
Liabilities
Swaps	$(661)	$--	$(661)	$--
Total Liabilities	$(661)	$--	$(661)	$--
Total Derivative Instruments:	$(539)	$--	$(539)	$--
Other Financial Instruments:
TBA Sale Commitments	$(960)	$--	$(960)	$--
Total Other Financial Instruments:	$(960)	$--	$(960)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value (000's)
	Asset	Liability
Credit Risk
Swaps(a)	$122	$(661)
Total Credit Risk	122	(661)
Total Value of Derivatives	$122	$(661)

 (a) For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		August 31, 2016
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $5,433,769)	$5,618,329
Fidelity Central Funds (cost $2,925,310)	2,983,927
Total Investments (cost $8,359,079)		$8,602,256
Receivable for investments sold		4,757
Receivable for TBA sale commitments		959
Receivable for fund shares sold		10,617
Interest receivable		43,621
Distributions receivable from Fidelity Central Funds		102
Bi-lateral OTC swaps, at value		122
Other receivables		142
Total assets		8,662,576
Liabilities
Payable for investments purchased
Regular delivery	$1,736
Delayed delivery	582
TBA sale commitments, at value	960
Payable for fund shares redeemed	4,629
Distributions payable	1,257
Bi-lateral OTC swaps, at value	661
Accrued management fee	2,218
Transfer agent fee payable	742
Distribution and service plan fees payable	46
Other affiliated payables	286
Other payables and accrued expenses	143
Total liabilities		13,260
Net Assets		$8,649,316
Net Assets consist of:
Paid in capital		$8,520,048
Undistributed net investment income		6,893
Accumulated undistributed net realized gain (loss) on investments		(119,471)
Net unrealized appreciation (depreciation) on investments		241,846
Net Assets		$8,649,316
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($78,737 ÷ 9,799.3 shares)		$8.03
Maximum offering price per share (100/96.00 of $8.03)		$8.36
Class T:
Net Asset Value and redemption price per share ($23,993 ÷ 2,984.6 shares)		$8.04
Maximum offering price per share (100/96.00 of $8.04)		$8.37
Class C:
Net Asset Value and offering price per share ($30,024 ÷ 3,731.9 shares)(a)		$8.05
Investment Grade Bond:
Net Asset Value, offering price and redemption price per share ($7,973,712 ÷ 991,661.3 shares)		$8.04
Class I:
Net Asset Value, offering price and redemption price per share ($542,850 ÷ 67,439.0 shares)		$8.05

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Year ended August 31, 2016
Investment Income
Dividends		$808
Interest		185,506
Income from Fidelity Central Funds		65,537
Total income		251,851
Expenses
Management fee	$23,608
Transfer agent fees	7,964
Distribution and service plan fees	535
Fund wide operations fee	2,963
Independent trustees' fees and expenses	34
Miscellaneous	13
Total expenses before reductions	35,117
Expense reductions	(3)	35,114
Net investment income (loss)		216,737
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	26,056
Swaps	(898)
Total net realized gain (loss)		25,158
Change in net unrealized appreciation (depreciation) on: Investment securities	271,095
Swaps	787
Total change in net unrealized appreciation (depreciation)		271,882
Net gain (loss)		297,040
Net increase (decrease) in net assets resulting from operations		$513,777

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2016	Year ended August 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$216,737	$183,601
Net realized gain (loss)	25,158	36,769
Change in net unrealized appreciation (depreciation)	271,882	(212,553)
Net increase (decrease) in net assets resulting from operations	513,777	7,817
Distributions to shareholders from net investment income	(204,238)	(172,192)
Share transactions - net increase (decrease)	1,514,143	918,360
Total increase (decrease) in net assets	1,823,682	753,985
Net Assets
Beginning of period	6,825,634	6,071,649
End of period	$8,649,316	$6,825,634
Other Information
Undistributed net investment income end of period	$6,893	$1,730

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Investment Grade Bond Fund Class A

Years ended August 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$7.74	$7.93	$7.64	$7.98	$7.66
Income from Investment Operations
Net investment income (loss)A	.197	.203	.197	.152	.207
Net realized and unrealized gain (loss)	.278	(.204)	.270	(.350)	.315
Total from investment operations	.475	(.001)	.467	(.198)	.522
Distributions from net investment income	(.185)	(.189)	(.177)	(.142)	(.202)
Total distributions	(.185)	(.189)	(.177)	(.142)	(.202)
Net asset value, end of period	$8.03	$7.74	$7.93	$7.64	$7.98
Total ReturnB,C	6.25%	(.04)%	6.17%	(2.52)%	6.91%
Ratios to Average Net AssetsD,E
Expenses before reductions	.77%	.77%	.78%	.77%	.78%
Expenses net of fee waivers, if any	.77%	.77%	.78%	.77%	.78%
Expenses net of all reductions	.77%	.77%	.78%	.77%	.78%
Net investment income (loss)	2.54%	2.57%	2.52%	1.91%	2.66%
Supplemental Data
Net assets, end of period (in millions)	$79	$78	$70	$82	$110
Portfolio turnover rateF	48%	182%	218%	307%	276%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Investment Grade Bond Fund Class T

Years ended August 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$7.75	$7.94	$7.64	$7.98	$7.66
Income from Investment Operations
Net investment income (loss)A	.194	.201	.196	.150	.205
Net realized and unrealized gain (loss)	.279	(.205)	.280	(.349)	.314
Total from investment operations	.473	(.004)	.476	(.199)	.519
Distributions from net investment income	(.183)	(.186)	(.176)	(.141)	(.199)
Total distributions	(.183)	(.186)	(.176)	(.141)	(.199)
Net asset value, end of period	$8.04	$7.75	$7.94	$7.64	$7.98
Total ReturnB,C	6.20%	(.07)%	6.29%	(2.54)%	6.88%
Ratios to Average Net AssetsD,E
Expenses before reductions	.81%	.80%	.79%	.79%	.81%
Expenses net of fee waivers, if any	.81%	.80%	.79%	.79%	.81%
Expenses net of all reductions	.81%	.80%	.79%	.79%	.81%
Net investment income (loss)	2.50%	2.54%	2.51%	1.90%	2.63%
Supplemental Data
Net assets, end of period (in millions)	$24	$21	$27	$41	$39
Portfolio turnover rateF	48%	182%	218%	307%	276%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than 005%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Investment Grade Bond Fund Class C

Years ended August 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$7.75	$7.94	$7.65	$7.99	$7.67
Income from Investment Operations
Net investment income (loss)A	.138	.143	.139	.092	.149
Net realized and unrealized gain (loss)	.288	(.204)	.270	(.349)	.315
Total from investment operations	.426	(.061)	.409	(.257)	.464
Distributions from net investment income	(.126)	(.129)	(.119)	(.083)	(.144)
Total distributions	(.126)	(.129)	(.119)	(.083)	(.144)
Net asset value, end of period	$8.05	$7.75	$7.94	$7.65	$7.99
Total ReturnB,C	5.57%	(.79)%	5.38%	(3.24)%	6.11%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.54%	1.52%	1.51%	1.52%	1.52%
Expenses net of fee waivers, if any	1.54%	1.52%	1.51%	1.52%	1.52%
Expenses net of all reductions	1.54%	1.52%	1.51%	1.52%	1.52%
Net investment income (loss)	1.78%	1.81%	1.78%	1.16%	1.92%
Supplemental Data
Net assets, end of period (in millions)	$30	$28	$36	$29	$44
Portfolio turnover rateF	48%	182%	218%	307%	276%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the contingent deferred sales charge.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Investment Grade Bond Fund

Years ended August 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$7.75	$7.94	$7.65	$7.98	$7.67
Income from Investment Operations
Net investment income (loss)A	.222	.228	.222	.177	.233
Net realized and unrealized gain (loss)	.279	(.204)	.270	(.339)	.304
Total from investment operations	.501	.024	.492	(.162)	.537
Distributions from net investment income	(.211)	(.214)	(.202)	(.168)	(.227)
Total distributions	(.211)	(.214)	(.202)	(.168)	(.227)
Net asset value, end of period	$8.04	$7.75	$7.94	$7.65	$7.98
Total ReturnB	6.59%	.28%	6.51%	(2.08)%	7.12%
Ratios to Average Net AssetsC,D
Expenses before reductions	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	2.86%	2.89%	2.85%	2.23%	2.99%
Supplemental Data
Net assets, end of period (in millions)	$7,974	$6,207	$5,520	$5,395	$4,876
Portfolio turnover rateE	48%	182%	218%	307%	276%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Investment Grade Bond Fund Class I

Years ended August 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$7.76	$7.95	$7.65	$7.99	$7.67
Income from Investment Operations
Net investment income (loss)A	.218	.224	.218	.171	.229
Net realized and unrealized gain (loss)	.279	(.204)	.280	(.348)	.315
Total from investment operations	.497	.020	.498	(.177)	.544
Distributions from net investment income	(.207)	(.210)	(.198)	(.163)	(.224)
Total distributions	(.207)	(.210)	(.198)	(.163)	(.224)
Net asset value, end of period	$8.05	$7.76	$7.95	$7.65	$7.99
Total ReturnB	6.53%	.23%	6.58%	(2.26)%	7.20%
Ratios to Average Net AssetsC,D
Expenses before reductions	.50%	.50%	.51%	.52%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.51%	.52%	.50%
Expenses net of all reductions	.50%	.50%	.51%	.52%	.50%
Net investment income (loss)	2.81%	2.84%	2.79%	2.17%	2.94%
Supplemental Data
Net assets, end of period (in millions)	$543	$490	$417	$416	$100
Portfolio turnover rateE	48%	182%	218%	307%	276%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended August 31, 2016
(Amounts in thousands except percentages)

1. Organization.

Fidelity Investment Grade Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Investment Grade Bond and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

After the close of business on June 24, 2016, all outstanding Class B shares were converted to Class A shares. All current fiscal period dollar and share amounts for Class B presented in the Notes to Financial Statements are for the period September 1, 2015 through June 24, 2016.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund.The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Swaps	Less than .005%
Fidelity Specialized High Income Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Loans & Direct Debt Instruments Restricted Securities	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2016 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2016, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to swaps, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, financing transactions, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$308,305
Gross unrealized depreciation	(95,945)
Net unrealized appreciation (depreciation) on securities	$212,360
Tax Cost	$8,389,896

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$(79,432)
Net unrealized appreciation (depreciation) on securities and other investments	$211,127

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2018	$(67,932)
No expiration
Short-term	(11,500)
Total capital loss carryforward	$(79,432)

The tax character of distributions paid was as follows:

	August 31, 2016	August 31, 2015
Ordinary Income	$204,238	$ 172,192

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swaps	$(898)	$787

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $2,055,380 and $609,066, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .31% of the Fund's average net assets.

In addition, under the expense contract, the investment adviser pays class-level expenses for Investment Grade Bond, so that the total expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees do not exceed .45% of the Class' average net assets. This agreement does not apply to any of the other classes and any change or modification that would increase expenses can only be made with shareholder approval.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	- %	.25%	$190	$-
Class T	- %	.25%	52	-
Class B	.65%	.25%	10	7
Class C	.75%	.25%	283	30
			$535	$37

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$8
Class T	2
Class B(a)	–(b)
Class C(a)	3
$13

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

 (b) In the amount of less than five hundred dollars.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Investment Grade Bond. FIIOC receives an asset-based fee of .10% of Investment Grade Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Class A	$131.17
Class T	44.21
Class B	3.24
Class C	52.19
Investment Grade Bond	6,974.10
Class I	760.15
	$7,964

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% of the Fund's average net assets less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annual rate of .04% of average net assets.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $13 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $49.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $3.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended August 31, 2016	Year ended August 31, 2015
From net investment income
Class A	$1,815	$1,892
Class T	491	567
Class B	21	36
Class C	458	518
Investment Grade Bond	188,131	157,505
Class I	13,322	11,674
Total	$204,238	$172,192

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended August 31, 2016	Year ended August 31, 2015	Year ended August 31, 2016	Year ended August 31, 2015
Class A
Shares sold	3,194	3,788	$24,766	$29,943
Reinvestment of distributions	222	227	1,723	1,793
Shares redeemed	(3,713)	(2,751)	(28,774)	(21,720)
Net increase (decrease)	(297)	1,264	$(2,285)	$10,016
Class T
Shares sold	834	480	$6,518	$3,799
Reinvestment of distributions	60	69	470	544
Shares redeemed	(656)	(1,167)	(5,074)	(9,201)
Net increase (decrease)	238	(618)	$1,914	$(4,858)
Class B
Shares sold	19	13	$146	$100
Reinvestment of distributions	2	3	15	28
Shares redeemed	(254)	(109)	(1,985)	(863)
Net increase (decrease)	(233)	(93)	$(1,824)	$(735)
Class C
Shares sold	1,433	1,046	$11,101	$8,293
Reinvestment of distributions	50	55	386	436
Shares redeemed	(1,374)	(1,973)	(10,667)	(15,576)
Net increase (decrease)	109	(872)	$820	$(6,847)
Investment Grade Bond
Shares sold	327,391	224,972	$2,540,404	$1,777,537
Reinvestment of distributions	22,289	18,120	173,505	143,231
Shares redeemed	(159,071)	(137,307)	(1,232,081)	(1,084,234)
Net increase (decrease)	190,609	105,785	$1,481,828	$836,534
Class I
Shares sold	17,994	22,871	$140,114	$181,045
Reinvestment of distributions	1,523	1,292	11,869	10,222
Shares redeemed	(15,220)	(13,483)	(118,293)	(107,017)
Net increase (decrease)	4,297	10,680	$33,690	$84,250

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

13. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity Investment Grade Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Investment Grade Bond Fund (a fund of Fidelity Salem Street Trust) at August 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity Investment Grade Bond Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2016 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
October 19, 2016

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Jonathan Chiel, Jennifer Toolin McAuliffe, and Mark A. Murray, each of the Trustees oversees 244 funds. Mr. Chiel oversees 111 funds. Ms. McAuliffe and Mr. Murray each oversees 191 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as President (2013-present) and Chief Executive Officer (2014-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present), Chairman and Director of FMR (investment adviser firm, 2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Ms. McAuliffe previously served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)

Year of Election or Appointment: 2007

Trustee

Mr. Keyes also serves as Trustee of other Fidelity® funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (U.K.) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jeffrey S. Christian (1961)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Christian also serves as Assistant Treasurer of other funds. Mr. Christian is an employee of Fidelity Investments (2003-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)

Year of Election or Appointment: 2015

Vice President

Mr. Goebel serves as Vice President of other funds and is an employee of Fidelity Investments (2001-present). Mr. Goebel serves as Senior Vice President of Fidelity Management & Research Company (FMR) (investment adviser firm, 2016-present). Previously, Mr. Goebel served as Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-2015), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-2015), and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-2015); General Counsel, Secretary, and Senior Vice President of FMR (investment adviser firm, 2008-2015) and FMR Co., Inc. (investment adviser firm, 2008-2015); Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-2015) and Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2008-2015); Chief Legal Officer (CLO) of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-2015); Secretary and CLO of certain Fidelity® funds (2008-2015); Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

John F. Papandrea (1972)

Year of Election or Appointment: 2016

Anti-Money Laundering (AML) Officer

Mr. Papandrea also serves as AML Officer of other funds. Mr. Papandrea is Vice President of FMR LLC (diversified financial services company, 2008-present) and is an employee of Fidelity Investments (2005-present).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of FMR Investment Management (U.K.) Limited (investment adviser firm, 2015-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Christine J. Thompson (1958)

Year of Election or Appointment: 2015

Vice President of Fidelity's Bond Funds

Ms. Thompson also serves as Vice President of other funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments (1985-present). Previously, Ms. Thompson served as Vice President of Fidelity's Bond Funds (2010-2012).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2016 to August 31, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2016	Ending Account Value August 31, 2016	Expenses Paid During Period-B March 1, 2016 to August 31, 2016
Class A	.77%
Actual		$1,000.00	$1,064.10	$4.00
Hypothetical-C		$1,000.00	$1,021.27	$3.91
Class T	.80%
Actual		$1,000.00	$1,063.90	$4.15
Hypothetical-C		$1,000.00	$1,021.11	$4.06
Class C	1.53%
Actual		$1,000.00	$1,061.40	$7.93
Hypothetical-C		$1,000.00	$1,017.44	$7.76
Investment Grade Bond	.45%
Actual		$1,000.00	$1,065.80	$2.34
Hypothetical-C		$1,000.00	$1,022.87	$2.29
Class I	.50%
Actual		$1,000.00	$1,065.40	$2.60
Hypothetical-C		$1,000.00	$1,022.62	$2.54

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio. In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .005%.

 C 5% return per year before expenses

Distributions (Unaudited)

A total of 9.78% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $ 135,712,044 of distributions paid during the period January 1, 2016 to August 31, 2016 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2017 of amounts for use in preparing 2016 income tax returns.

AIGB-ANN-1016
1.784629.114

Fidelity® Investment Grade Bond Fund Annual Report August 31, 2016

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended August 31, 2016	Past 1 year	Past 5 years	Past 10 years
Fidelity® Investment Grade Bond Fund	6.59%	3.61%	4.49%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Investment Grade Bond Fund, a class of the fund, on August 31, 2006.

The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$15,517	Fidelity® Investment Grade Bond Fund
$16,115	Barclays® U.S. Aggregate Bond Index

Management's Discussion of Fund Performance

Market Recap:  Taxable investment-grade bonds gained solidly for the 12 months ending August 31, 2016, a volatile period marked by persistent concern about global growth, divergent global monetary policies and Brexit – the U.K.’s late-June referendum vote to leave the European Union. The Barclays® U.S. Aggregate Bond Index rose 5.97% the past year, gaining significant ground in the mid-to-late stages of the period. The return primarily was driven by bond-price gains, partly as foreign investors sought the relatively higher yields and stability of U.S. fixed-income securities. Bond yields trended lower and the yield curve flattened for much of the period, especially in early 2016, soon after the U.S. Federal Reserve raised policy interest rates. Still, U.S. yields remained higher than those in most industrial countries, especially in Japan and parts of Europe, where rates largely were negative. Within the Barclays index, investment-grade corporate bonds led all major market segments by far, with a return of 9.64%. U.S. Treasuries, meanwhile, lagged many spread-based sectors, returning 5.14%. Commercial mortgage-backed securities topped the index, returning 6.72%, although most other securitized sectors fell short. Riskier, non-core fixed-income segments, including emerging-markets debt, led the broader market amid a strong surge in the period’s second half.

Comments from Portfolio Manager Jeffrey Moore:  For the year, most of the fund’s share classes outperformed the 5.97% return of the benchmark Barclays® U.S. Aggregate Bond Index. Investment-grade bonds overcame a bearish market early in the period to rally for much of 2016. Following the policy interest rate hike in December 2015, investors became more confident that interest rates could remain low for longer amid continued global economic weakness. Amid a risk-taking environment in the spring and much of the summer, the fund was well served by its overweighting in corporate bonds. In this category, the fund did particularly well with its communications, energy and basic materials holdings, although weakness among certain utility credits tempered the outperformance. Out-of-benchmark exposure to high-yield corporates – an area where we saw good value this period – also contributed to results. As high-yield bonds gained in value and their spreads narrowed, we gradually trimmed exposure to the category. Conversely, issue selection among mortgage-backed- and commercial-mortgage-backed securities detracted, as did yield curve positioning among Treasuries, although that negative impact was partly offset by our beneficial out-of-benchmark exposure to TIPS (Treasury Inflation-Protected Securities).

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Note to shareholders:   On October 1, 2016, Michael Plage joined Jeff Moore as Co-Portfolio Manager of the fund.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

Quality Diversification (% of fund's net assets)

As of August 31, 2016
U.S. Government and U.S. Government Agency Obligations	50.3%
AAA	1.5%
AA	0.9%
A	6.3%
BBB	24.3%
BB and Below	13.9%
Not Rated	0.6%
Short-Term Investments and Net Other Assets	2.2%

As of February 29, 2016
U.S. Government and U.S. Government Agency Obligations	48.7%
AAA	1.7%
AA	1.3%
A	7.3%
BBB	25.4%
BB and Below	12.3%
Not Rated	1.0%
Short-Term Investments and Net Other Assets	2.3%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Asset Allocation (% of fund's net assets)

As of August 31, 2016 *,**
Corporate Bonds	39.1%
U.S. Government and U.S. Government Agency Obligations	50.3%
Asset-Backed Securities	0.6%
CMOs and Other Mortgage Related Securities	4.3%
Municipal Bonds	1.7%
Other Investments	1.8%
Short-Term Investments and Net Other Assets (Liabilities)	2.2%

 * Foreign investments - 8.1%

 ** Futures and Swaps - (0.1)%

As of February 29, 2016*,**
Corporate Bonds	38.8%
U.S. Government and U.S. Government Agency Obligations	48.7%
Asset-Backed Securities	0.8%
CMOs and Other Mortgage Related Securities	5.6%
Municipal Bonds	1.9%
Other Investments	1.9%
Short-Term Investments and Net Other Assets (Liabilities)	2.3%

 * Foreign investments - 7.2%

 ** Futures and Swaps - (1.1)%

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Investments August 31, 2016

Showing Percentage of Net Assets

Nonconvertible Bonds - 35.0%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 2.7%
Automobiles - 0.8%
General Motors Co.:
3.5% 10/2/18	$5,025	$5,170
5.2% 4/1/45	3,052	3,249
6.6% 4/1/36	3,722	4,589
6.75% 4/1/46	6,249	8,019
General Motors Financial Co., Inc.:
2.625% 7/10/17	1,605	1,620
3.25% 5/15/18	2,630	2,680
3.5% 7/10/19	5,942	6,124
3.7% 5/9/23	19,000	19,367
4.25% 5/15/23	2,950	3,088
4.375% 9/25/21	11,530	12,297
4.75% 8/15/17	2,790	2,874
		69,077
Diversified Consumer Services - 0.1%
Ingersoll-Rand Global Holding Co. Ltd. 4.25% 6/15/23	4,447	4,891
Hotels, Restaurants & Leisure - 0.1%
McDonald's Corp.:
2.75% 12/9/20	1,394	1,451
3.7% 1/30/26	3,675	3,971
4.7% 12/9/35	1,897	2,176
4.875% 12/9/45	2,978	3,523
		11,121
Household Durables - 0.2%
D.R. Horton, Inc. 4% 2/15/20	15,500	16,236
Media - 1.5%
21st Century Fox America, Inc. 7.75% 12/1/45	4,525	6,877
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22 (a)	7,996	8,669
4.908% 7/23/25 (a)	10,079	11,113
6.484% 10/23/45 (a)	497	611
Discovery Communications LLC 3.25% 4/1/23	954	955
Time Warner Cable, Inc.:
4% 9/1/21	27,833	29,667
4.5% 9/15/42	1,687	1,632
5.5% 9/1/41	3,321	3,604
5.875% 11/15/40	7,141	7,965
6.55% 5/1/37	8,170	9,858
6.75% 7/1/18	5,587	6,088
7.3% 7/1/38	8,218	10,673
8.25% 4/1/19	10,913	12,612
Time Warner, Inc.:
4.9% 6/15/42	15,000	16,916
6.2% 3/15/40	5,000	6,456
		133,696

TOTAL CONSUMER DISCRETIONARY		235,021

CONSUMER STAPLES - 2.0%
Beverages - 1.6%
Anheuser-Busch InBev Finance, Inc.:
2.65% 2/1/21	15,320	15,787
3.3% 2/1/23	16,500	17,314
3.65% 2/1/26	17,900	19,110
4.7% 2/1/36	15,622	18,107
4.9% 2/1/46	31,247	37,786
Constellation Brands, Inc.:
3.75% 5/1/21	13,390	14,160
3.875% 11/15/19	351	369
4.75% 11/15/24	8,249	8,991
SABMiller Holdings, Inc. 3.75% 1/15/22 (a)	3,930	4,274
		135,898
Food & Staples Retailing - 0.1%
Walgreens Boots Alliance, Inc. 3.3% 11/18/21	4,181	4,416
Food Products - 0.0%
ConAgra Foods, Inc. 1.9% 1/25/18	2,478	2,495
Tobacco - 0.3%
Altria Group, Inc. 9.25% 8/6/19	1,776	2,168
Reynolds American, Inc.:
2.3% 6/12/18	2,942	2,988
4% 6/12/22	2,039	2,233
5.7% 8/15/35	1,694	2,105
6.15% 9/15/43	2,440	3,269
7.25% 6/15/37	9,654	13,324
		26,087

TOTAL CONSUMER STAPLES		168,896

ENERGY - 6.7%
Energy Equipment & Services - 0.4%
DCP Midstream LLC:
4.75% 9/30/21 (a)	4,849	4,776
5.35% 3/15/20 (a)	4,973	5,048
5.85% 5/21/43 (a)(b)	9,697	7,418
El Paso Pipeline Partners Operating Co. LLC 5% 10/1/21	3,162	3,435
Halliburton Co.:
3.8% 11/15/25	3,737	3,862
4.85% 11/15/35	3,264	3,486
5% 11/15/45	4,471	4,922
		32,947
Oil, Gas & Consumable Fuels - 6.3%
Anadarko Finance Co. 7.5% 5/1/31	1,980	2,400
Anadarko Petroleum Corp.:
4.85% 3/15/21	2,716	2,889
5.55% 3/15/26	5,568	6,159
6.6% 3/15/46	7,480	8,904
Canadian Natural Resources Ltd. 3.45% 11/15/21	5,750	5,874
Chesapeake Energy Corp.:
5.75% 3/15/23	9,470	7,262
6.125% 2/15/21	60,015	50,113
6.625% 8/15/20	23,170	20,621
8% 12/15/22 (a)	11,962	11,394
Columbia Pipeline Group, Inc.:
2.45% 6/1/18	1,237	1,243
3.3% 6/1/20	6,073	6,285
4.5% 6/1/25	1,849	1,999
5.8% 6/1/45	2,321	2,795
DCP Midstream Operating LP:
2.5% 12/1/17	3,219	3,207
2.7% 4/1/19	1,510	1,463
3.875% 3/15/23	6,765	6,427
5.6% 4/1/44	5,868	5,369
El Paso Corp. 6.5% 9/15/20	16,220	18,135
Empresa Nacional de Petroleo 4.375% 10/30/24 (a)	2,813	3,008
Enable Midstream Partners LP:
2.4% 5/15/19	1,789	1,748
3.9% 5/15/24	1,887	1,776
Enbridge Energy Partners LP 4.2% 9/15/21	5,694	5,876
Kinder Morgan Energy Partners LP:
2.65% 2/1/19	697	705
6.55% 9/15/40	753	818
Kinder Morgan, Inc.:
3.05% 12/1/19	59,098	60,678
4.3% 6/1/25	12,912	13,387
Marathon Petroleum Corp. 5.125% 3/1/21	3,437	3,829
MPLX LP 4% 2/15/25	949	927
Nakilat, Inc. 6.067% 12/31/33 (a)	2,634	3,182
Petrobras Global Finance BV:
5.625% 5/20/43	6,485	5,002
7.25% 3/17/44	69,211	63,674
Petrobras International Finance Co. Ltd. 6.75% 1/27/41	2,000	1,748
Petroleos Mexicanos:
4.875% 1/18/24	4,376	4,540
5.5% 2/4/19 (a)	10,105	10,737
5.625% 1/23/46	29,284	28,291
6.375% 2/4/21 (a)	11,660	12,911
6.375% 1/23/45	15,899	16,743
6.5% 6/2/41	34,664	36,747
Phillips 66 Co. 4.3% 4/1/22	4,638	5,109
Plains All American Pipeline LP/PAA Finance Corp.:
3.65% 6/1/22	8,204	8,291
4.65% 10/15/25	11,290	11,713
Southwestern Energy Co.:
5.8% 1/23/20 (b)	4,431	4,431
6.7% 1/23/25 (b)	27,840	28,606
Spectra Energy Capital, LLC 3.3% 3/15/23	6,000	5,923
Spectra Energy Partners LP:
2.95% 9/25/18	1,066	1,085
4.6% 6/15/21	1,124	1,213
The Williams Companies, Inc.:
3.7% 1/15/23	1,754	1,701
4.55% 6/24/24	19,170	19,601
Western Gas Partners LP:
4.65% 7/1/26	1,992	2,066
5.375% 6/1/21	10,438	11,336
Williams Partners LP:
4% 11/15/21	1,262	1,298
4.125% 11/15/20	1,029	1,067
4.3% 3/4/24	4,326	4,429
		546,735

TOTAL ENERGY		579,682

FINANCIALS - 16.7%
Banks - 9.0%
Banco Nacional de Desenvolvimento Economico e Social:
3.375% 9/26/16 (a)	6,150	6,135
4% 4/14/19 (a)	2,302	2,332
Bank of America Corp.:
3.3% 1/11/23	5,772	5,996
3.5% 4/19/26	11,303	11,797
3.875% 8/1/25	873	935
3.95% 4/21/25	25,937	26,995
4% 1/22/25	58,310	60,721
4.1% 7/24/23	3,096	3,362
4.2% 8/26/24	18,046	19,141
4.25% 10/22/26	6,065	6,433
4.45% 3/3/26	1,893	2,037
5.65% 5/1/18	3,745	3,986
5.875% 1/5/21	2,580	2,972
Barclays PLC:
2.75% 11/8/19	5,118	5,159
4.375% 1/12/26	9,700	10,127
BPCE SA 4.875% 4/1/26 (a)	16,029	16,899
Capital One NA 2.95% 7/23/21	8,151	8,417
CIT Group, Inc.:
3.875% 2/19/19	5,000	5,111
5.5% 2/15/19 (a)	5,000	5,294
Citigroup, Inc.:
1.85% 11/24/17	12,208	12,260
2.05% 12/7/18	71,510	72,043
4.05% 7/30/22	2,865	3,047
4.4% 6/10/25	6,752	7,156
4.45% 9/29/27	6,820	7,188
4.5% 1/14/22	6,932	7,665
5.3% 5/6/44	26,751	30,987
5.5% 9/13/25	2,420	2,742
Citizens Bank NA 2.55% 5/13/21	2,683	2,730
Citizens Financial Group, Inc.:
4.15% 9/28/22 (a)	6,796	7,025
4.3% 12/3/25	13,920	14,710
Credit Suisse Group Funding Guernsey Ltd.:
3.75% 3/26/25	21,098	21,132
3.8% 9/15/22	10,350	10,561
3.8% 6/9/23 (a)	14,963	15,179
Credit Suisse New York Branch 1.7% 4/27/18	65,523	65,555
Discover Bank:
4.2% 8/8/23	4,147	4,442
7% 4/15/20	6,703	7,607
Fifth Third Bancorp:
4.5% 6/1/18	2,054	2,150
8.25% 3/1/38	2,385	3,607
HBOS PLC 6.75% 5/21/18 (a)	3,056	3,269
HSBC Holdings PLC:
4.25% 3/14/24	3,112	3,240
5.25% 3/14/44	2,255	2,578
Huntington Bancshares, Inc. 7% 12/15/20	1,597	1,860
ING Bank NV 5.8% 9/25/23 (a)	2,826	3,163
JPMorgan Chase & Co.:
2.2% 10/22/19	2,700	2,745
2.35% 1/28/19	2,547	2,600
2.95% 10/1/26	2,577	2,593
3.875% 9/10/24	13,659	14,418
4.125% 12/15/26	15,849	16,985
4.25% 10/15/20	2,763	3,007
4.35% 8/15/21	18,417	20,306
4.625% 5/10/21	2,717	3,012
4.95% 3/25/20	11,055	12,191
Rabobank Nederland 4.375% 8/4/25	10,398	11,002
Regions Bank 6.45% 6/26/37	9,230	11,246
Regions Financial Corp. 3.2% 2/8/21	4,870	5,049
Royal Bank of Canada 4.65% 1/27/26	33,266	36,586
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	35,224	35,638
6% 12/19/23	25,238	26,695
6.1% 6/10/23	8,465	8,988
6.125% 12/15/22	28,328	30,255
Societe Generale 4.25% 4/14/25 (a)	17,200	17,460
Wells Fargo & Co. 4.48% 1/16/24	4,327	4,792
		781,313
Capital Markets - 3.1%
Affiliated Managers Group, Inc. 4.25% 2/15/24	3,030	3,193
Credit Suisse AG 6% 2/15/18	8,864	9,332
Deutsche Bank AG 4.5% 4/1/25	12,526	11,827
Deutsche Bank AG London Branch:
2.85% 5/10/19	16,000	16,052
4.1% 1/13/26	18,090	18,340
Goldman Sachs Group, Inc.:
1.748% 9/15/17	17,322	17,363
2.625% 1/31/19	13,825	14,179
2.9% 7/19/18	9,276	9,510
5.25% 7/27/21	5,652	6,416
5.75% 1/24/22	7,392	8,572
5.95% 1/18/18	4,817	5,105
6.75% 10/1/37	24,283	31,146
Lazard Group LLC:
4.25% 11/14/20	4,700	4,981
6.85% 6/15/17	607	630
Morgan Stanley:
2.375% 7/23/19	12,012	12,215
3.7% 10/23/24	10,321	10,936
3.75% 2/25/23	8,227	8,799
3.875% 4/29/24	9,504	10,212
4.875% 11/1/22	19,366	21,465
5% 11/24/25	24,777	27,618
5.75% 1/25/21	10,138	11,620
6.625% 4/1/18	7,981	8,599
		268,110
Consumer Finance - 0.5%
Discover Financial Services:
3.85% 11/21/22	4,866	5,029
3.95% 11/6/24	4,069	4,186
5.2% 4/27/22	4,096	4,490
Ford Motor Credit Co. LLC 2.943% 1/8/19	17,950	18,422
Hyundai Capital America 2.125% 10/2/17 (a)	1,850	1,863
Synchrony Financial:
1.875% 8/15/17	1,427	1,430
3% 8/15/19	2,095	2,142
3.75% 8/15/21	3,164	3,318
4.25% 8/15/24	3,185	3,342
		44,222
Diversified Financial Services - 0.2%
Brixmor Operating Partnership LP 4.125% 6/15/26	3,542	3,676
IntercontinentalExchange, Inc.:
2.75% 12/1/20	2,475	2,580
3.75% 12/1/25	4,425	4,845
MSCI, Inc. 5.25% 11/15/24 (a)	8,580	9,116
		20,217
Insurance - 1.0%
AIA Group Ltd. 2.25% 3/11/19 (a)	1,290	1,306
American International Group, Inc.:
3.3% 3/1/21	3,813	4,000
4.875% 6/1/22	5,750	6,437
Aon Corp. 5% 9/30/20	2,135	2,361
Five Corners Funding Trust 4.419% 11/15/23 (a)	5,900	6,369
Great-West Life & Annuity Insurance Co. 3.3563% 5/16/46 (a)(b)	10,398	8,890
Hartford Financial Services Group, Inc. 5.125% 4/15/22	5,844	6,620
Liberty Mutual Group, Inc. 5% 6/1/21 (a)	5,273	5,838
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	2,941	3,261
Pacific Life Insurance Co. 9.25% 6/15/39 (a)	4,853	7,665
Pacific LifeCorp:
5.125% 1/30/43 (a)	5,696	6,308
6% 2/10/20 (a)	1,549	1,720
Pricoa Global Funding I 5.375% 5/15/45 (b)	6,834	7,176
Prudential Financial, Inc. 4.5% 11/16/21	2,796	3,129
TIAA Asset Management Finance LLC:
2.95% 11/1/19 (a)	1,736	1,782
4.125% 11/1/24 (a)	2,517	2,649
Unum Group:
5.625% 9/15/20	4,155	4,649
5.75% 8/15/42	3,522	4,031
		84,191
Real Estate Investment Trusts - 1.6%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	1,267	1,281
4.6% 4/1/22	1,830	1,981
American Campus Communities Operating Partnership LP 3.75% 4/15/23	1,860	1,951
AvalonBay Communities, Inc. 3.625% 10/1/20	2,721	2,887
Camden Property Trust:
2.95% 12/15/22	2,605	2,625
4.25% 1/15/24	4,889	5,287
Corporate Office Properties LP 5% 7/1/25	3,165	3,412
DDR Corp.:
3.625% 2/1/25	2,957	2,999
4.25% 2/1/26	2,697	2,861
4.625% 7/15/22	9,008	9,784
4.75% 4/15/18	4,483	4,672
7.5% 4/1/17	2,623	2,707
Duke Realty LP:
3.25% 6/30/26	1,279	1,313
3.625% 4/15/23	3,352	3,537
3.875% 10/15/22	9,433	10,043
4.375% 6/15/22	2,822	3,073
Equity One, Inc. 3.75% 11/15/22	12,000	12,291
ERP Operating LP 4.625% 12/15/21	7,320	8,203
Federal Realty Investment Trust 5.9% 4/1/20	1,389	1,580
Highwoods/Forsyth LP 3.2% 6/15/21	3,528	3,574
HRPT Properties Trust 6.65% 1/15/18	2,600	2,696
Lexington Corporate Properties Trust 4.4% 6/15/24	2,058	2,112
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	10,600	10,808
4.5% 1/15/25	1,964	1,994
4.5% 4/1/27	1,555	1,573
4.95% 4/1/24	1,915	2,002
5.25% 1/15/26	8,152	8,754
Retail Opportunity Investments Partnership LP:
4% 12/15/24	1,392	1,408
5% 12/15/23	1,073	1,150
Weingarten Realty Investors 3.375% 10/15/22	990	1,012
WP Carey, Inc.:
4% 2/1/25	7,432	7,421
4.6% 4/1/24	11,566	12,098
		139,089
Real Estate Management & Development - 1.3%
Brandywine Operating Partnership LP:
3.95% 2/15/23	14,620	14,960
4.1% 10/1/24	6,040	6,215
4.95% 4/15/18	4,806	5,023
5.7% 5/1/17	2,243	2,305
CBRE Group, Inc. 4.875% 3/1/26	17,030	17,930
Digital Realty Trust LP 3.95% 7/1/22	4,449	4,706
Essex Portfolio LP 3.875% 5/1/24	4,176	4,452
Liberty Property LP:
3.375% 6/15/23	3,567	3,633
4.125% 6/15/22	2,421	2,550
6.625% 10/1/17	3,709	3,893
Mack-Cali Realty LP:
2.5% 12/15/17	4,581	4,600
3.15% 5/15/23	7,757	7,221
4.5% 4/18/22	1,473	1,506
Mid-America Apartments LP:
4% 11/15/25	1,797	1,925
4.3% 10/15/23	1,200	1,301
6.05% 9/1/16	4,436	4,436
Post Apartment Homes LP 3.375% 12/1/22	1,090	1,117
Tanger Properties LP:
3.125% 9/1/26	4,443	4,437
3.75% 12/1/24	4,213	4,421
3.875% 12/1/23	2,574	2,727
6.125% 6/1/20	4,725	5,367
Ventas Realty LP:
3.125% 6/15/23	2,242	2,286
4.125% 1/15/26	2,168	2,347
Ventas Realty LP/Ventas Capital Corp. 4% 4/30/19	2,018	2,122
		111,480

TOTAL FINANCIALS		1,448,622

HEALTH CARE - 0.8%
Biotechnology - 0.1%
AbbVie, Inc. 4.7% 5/14/45	6,560	7,303
Health Care Providers & Services - 0.3%
Express Scripts Holding Co. 4.75% 11/15/21	6,337	7,126
HCA Holdings, Inc.:
3.75% 3/15/19	4,831	4,982
4.75% 5/1/23	300	314
5.875% 3/15/22	355	391
6.5% 2/15/20	4,514	4,988
WellPoint, Inc. 3.3% 1/15/23	9,384	9,822
		27,623
Pharmaceuticals - 0.4%
Mylan N.V.:
2.5% 6/7/19 (a)	4,259	4,313
3.15% 6/15/21 (a)	8,712	8,905
Perrigo Finance PLC 3.5% 12/15/21	1,504	1,544
Teva Pharmaceutical Finance Netherlands III BV:
2.2% 7/21/21	6,268	6,270
2.8% 7/21/23	4,487	4,505
3.15% 10/1/26	5,341	5,377
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	1,741	1,749
Zoetis, Inc. 3.25% 2/1/23	2,627	2,702
		35,365

TOTAL HEALTH CARE		70,291

INDUSTRIALS - 0.4%
Airlines - 0.1%
Continental Airlines, Inc.:
6.545% 8/2/20	712	753
6.795% 2/2/20	40	41
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	999	1,029
8.36% 1/20/19	3,441	3,592
		5,415
Building Products - 0.0%
Masco Corp. 4.45% 4/1/25	2,260	2,413
Trading Companies & Distributors - 0.3%
Air Lease Corp.:
2.125% 1/15/18	3,060	3,063
3.375% 6/1/21	4,249	4,398
3.75% 2/1/22	6,348	6,630
3.875% 4/1/21	5,850	6,164
4.25% 9/15/24	5,062	5,321
		25,576
Transportation Infrastructure - 0.0%
BNSF Funding Trust I 6.613% 12/15/55 (b)	2,984	3,440

TOTAL INDUSTRIALS		36,844

INFORMATION TECHNOLOGY - 0.5%
Electronic Equipment & Components - 0.1%
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 6.02% 6/15/26 (a)	8,060	8,640
Software - 0.1%
Autodesk, Inc. 3.125% 6/15/20	10,043	10,285
Technology Hardware, Storage & Peripherals - 0.3%
Hewlett Packard Enterprise Co.:
3.6% 10/15/20 (a)	6,891	7,200
4.4% 10/15/22 (a)	6,890	7,277
4.9% 10/15/25 (a)	6,891	7,348
		21,825

TOTAL INFORMATION TECHNOLOGY		40,750

MATERIALS - 0.9%
Chemicals - 0.1%
The Dow Chemical Co. 4.125% 11/15/21	4,654	5,089
Metals & Mining - 0.8%
Alcoa, Inc.:
5.125% 10/1/24	16,623	17,537
5.4% 4/15/21	8,202	8,702
Anglo American Capital PLC:
3.625% 5/14/20 (a)	6,478	6,413
4.125% 4/15/21 (a)	6,319	6,256
4.875% 5/14/25 (a)	18,378	18,424
BHP Billiton Financial (U.S.A.) Ltd.:
6.25% 10/19/75 (a)(b)	2,868	3,133
6.75% 10/19/75 (a)(b)	7,123	8,121
		68,586

TOTAL MATERIALS		73,675

TELECOMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 2.6%
AT&T, Inc.:
3.6% 2/17/23	11,367	11,999
4.8% 6/15/44	19,470	20,693
5.55% 8/15/41	27,220	32,146
5.875% 10/1/19	6,291	7,070
BellSouth Capital Funding Corp. 7.875% 2/15/30	222	306
CenturyLink, Inc.:
5.15% 6/15/17	528	541
6% 4/1/17	1,320	1,355
6.15% 9/15/19	3,260	3,537
Embarq Corp. 7.995% 6/1/36	5,982	6,203
Verizon Communications, Inc.:
3.45% 3/15/21	15,886	16,947
4.5% 9/15/20	60,362	66,612
5.012% 8/21/54	47,470	52,049
6.1% 4/15/18	6,019	6,478
		225,936
UTILITIES - 1.7%
Electric Utilities - 0.9%
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (a)	8,443	9,529
6.4% 9/15/20 (a)	11,231	12,737
Entergy Corp. 4% 7/15/22	6,700	7,203
FirstEnergy Corp.:
4.25% 3/15/23	9,775	10,338
7.375% 11/15/31	13,700	17,875
FirstEnergy Solutions Corp. 6.05% 8/15/21	9,083	7,894
IPALCO Enterprises, Inc. 3.45% 7/15/20	10,770	11,039
Pennsylvania Electric Co. 6.05% 9/1/17	4,923	5,120
		81,735
Gas Utilities - 0.1%
Southern Natural Gas Co. 5.9% 4/1/17 (a)(b)	2,894	2,967
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	1,522	1,630
		4,597
Independent Power and Renewable Electricity Producers - 0.1%
Emera U.S. Finance LP:
2.15% 6/15/19 (a)	2,098	2,123
2.7% 6/15/21 (a)	2,065	2,111
3.55% 6/15/26 (a)	3,303	3,476
		7,710
Multi-Utilities - 0.6%
Dominion Resources, Inc.:
2.9311% 9/30/66 (b)	12,726	10,054
3.4561% 6/30/66 (b)	3,654	3,216
NiSource Finance Corp.:
5.45% 9/15/20	1,461	1,644
5.95% 6/15/41	4,935	6,285
Puget Energy, Inc.:
5.625% 7/15/22	7,175	8,239
6% 9/1/21	6,916	7,982
6.5% 12/15/20	2,216	2,575
Sempra Energy 6% 10/15/39	5,958	7,747
Wisconsin Energy Corp. 6.25% 5/15/67 (b)	4,001	3,421
		51,163

TOTAL UTILITIES		145,205

TOTAL NONCONVERTIBLE BONDS
(Cost $2,906,738)		3,024,922

U.S. Government and Government Agency Obligations - 22.0%
U.S. Treasury Inflation-Protected Obligations - 7.0%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45	$130,990	$136,206
1% 2/15/46	75,024	83,607
U.S. Treasury Inflation-Indexed Notes:
0.375% 7/15/25	286,671	293,078
0.625% 1/15/26	93,235	97,191

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		610,082

U.S. Treasury Obligations - 15.0%
U.S. Treasury Bonds:
2.5% 2/15/46	124,500	131,513
3% 5/15/45	168,359	195,961
3% 11/15/45	84,600	98,562
U.S. Treasury Notes:
0.5% 4/30/17	133,210	133,136
0.875% 11/30/17	431,950	432,699
1.25% 3/31/21	170,000	170,465
1.625% 2/15/26	103,620	103,944
2% 8/15/25 (c)	27,857	28,853

TOTAL U.S. TREASURY OBLIGATIONS		1,295,133

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,819,654)		1,905,215

U.S. Government Agency - Mortgage Securities - 0.4%
Fannie Mae - 0.2%
2.5% 6/1/31 to 3/1/43	793	815
2.795% 2/1/35 (b)	1,569	1,654
2.803% 6/1/36 (b)	99	103
3% 8/1/31 to 1/1/43	3,053	3,188
3.005% 7/1/37 (b)	169	180
3.5% 11/1/25 to 9/1/42	5,219	5,537
4% 8/1/32 to 10/1/45	4,293	4,635
4% 9/1/46 (d)	250	268
5.5% 4/1/39	654	757
6% 3/1/22	37	40

TOTAL FANNIE MAE		17,177

Freddie Mac - 0.1%
2.5% 7/1/31	92	95
3% 11/1/42 to 7/1/45	1,128	1,175
3.5% 3/1/45 to 6/1/45	2,329	2,473
3.581% 10/1/35 (b)	95	101
4% 6/1/33	1,280	1,384
4.5% 7/1/25 to 3/1/44	2,253	2,466
5% 1/1/41 to 7/1/41	1,425	1,585
5.5% 11/1/33 to 8/1/38	209	237
6% 7/1/37 to 8/1/37	546	626
6.5% 9/1/39	567	655

TOTAL FREDDIE MAC		10,797

Ginnie Mae - 0.1%
3% 12/20/42 to 1/20/43	1,408	1,482
3% 9/1/46 (d)	100	105
3% 9/1/46 (d)	120	126
3.5% 11/20/41 to 12/20/42	2,360	2,520
3.5% 9/1/46 (d)	80	85
4% 11/20/40 to 11/20/41	1,201	1,300
4.5% 5/20/41	698	768
5% 4/15/40	1,105	1,239

TOTAL GINNIE MAE		7,625

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $34,767)		35,599

Asset-Backed Securities - 0.6%
Accredited Mortgage Loan Trust Series 2005-1 Class M1, 1.1929% 4/25/35 (b)	$421	$392
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M2, 2.1744% 3/25/34 (b)	112	108
Airspeed Ltd. Series 2007-1A Class C1, 3.0077% 6/15/32 (a)(b)	4,534	1,202
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.5379% 12/25/33 (b)	27	25
Series 2004-R2 Class M3, 1.3129% 4/25/34 (b)	57	43
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.2679% 3/25/34 (b)	30	27
Series 2004-W7 Class M1, 1.3129% 5/25/34 (b)	737	678
Series 2006-W4 Class A2C, 0.6844% 5/25/36 (b)	714	244
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.6644% 12/25/36 (b)	1,140	654
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.7744% 3/25/32 (b)	16	16
Series 2004-3 Class M4, 1.9794% 4/25/34 (b)	38	33
Series 2004-4 Class M2, 1.3194% 6/25/34 (b)	57	53
Fannie Mae Series 2004-T5 Class AB3, 1.1662% 5/28/35 (b)	25	21
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.6994% 8/25/34 (b)	227	214
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.3494% 3/25/34 (b)	5	5
Fremont Home Loan Trust Series 2005-A Class M4, 1.5444% 1/25/35 (b)	220	118
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 1.2054% 2/25/47 (a)(b)	777	645
GE Business Loan Trust Series 2006-2A:
Class A, 0.6877% 11/15/34 (a)(b)	330	306
Class B, 0.7877% 11/15/34 (a)(b)	120	107
Class C, 0.8877% 11/15/34 (a)(b)	198	174
Class D, 1.2577% 11/15/34 (a)(b)	95	81
Grain Spectrum Funding II LLC Series 2014-1 3.29% 10/10/34 (a)	5,066	5,088
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/34 (a)	95	2
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.8444% 8/25/33 (b)	113	105
Series 2003-3 Class M1, 1.8144% 8/25/33 (b)	257	241
Series 2003-5 Class A2, 1.2244% 12/25/33 (b)	21	19
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.7144% 1/25/37 (b)	913	640
Invitation Homes Trust Series 2015-SFR3 Class E, 4.2321% 8/17/32 (a)(b)	3,002	3,013
KeyCorp Student Loan Trust:
Series 1999-A Class A2, 0.9601% 12/27/29 (b)	21	21
Series 2006-A Class 2C, 1.7901% 3/27/42 (b)	1,605	792
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.8244% 5/25/37 (b)	171	4
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 1.2744% 7/25/34 (b)	46	38
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.4994% 7/25/34 (b)	87	82
Series 2006-FM1 Class A2B, 0.5979% 4/25/37 (b)	22	19
Series 2006-OPT1 Class A1A, 1.0444% 6/25/35 (b)	740	713
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 1.2044% 8/25/34 (b)	36	31
Series 2004-NC6 Class M3, 2.6994% 7/25/34 (b)	324	315
Series 2004-NC8 Class M6, 2.3994% 9/25/34 (b)	352	328
Series 2005-NC1 Class M1, 1.1844% 1/25/35 (b)	129	116
Series 2005-NC2 Class B1, 2.2794% 3/25/35 (b)	99	2
Nationstar HECM Loan Trust Series 2016-1A Class A, 3.1294% 2/25/26 (a)	5,908	5,933
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1.0344% 9/25/35 (b)	903	850
Park Place Securities, Inc. Series 2004-WCW1:
Class M3, 2.3994% 9/25/34 (b)	337	308
Class M4, 2.6994% 9/25/34 (b)	433	269
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.3244% 4/25/33 (b)	3	3
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.6025% 6/15/33 (b)	274	259
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 2.2494% 9/25/34 (b)	30	26
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.3844% 9/25/34 (b)	18	16
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 1.1901% 4/6/42 (a)(b)	1,692	744
Vericrest Opportunity Loan Transferee Series 2014-NPL9 Class A1, 3.375% 11/25/54 (a)	3,550	3,545
Vericrest Opportunity Loan Trust:
Series 2014-NP10 Class A1, 3.375% 10/25/54 (a)	3,212	3,207
Series 2014-NP11 Class A1, 3.875% 4/25/55 (a)	4,540	4,550
Series 2014-NPL7 Class A1, 3.375% 8/27/57 (a)	13,089	13,070
TOTAL ASSET-BACKED SECURITIES
(Cost $49,783)		49,495

Collateralized Mortgage Obligations - 0.2%
Private Sponsor - 0.2%
CSMC Series 2014-3R:
Class 2A1, 1.1879% 5/27/37 (a)(b)	6,775	6,370
Class AA1, 0.785% 5/27/37 (a)(b)	5,187	4,855
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.7843% 10/25/34 (b)	207	205
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 2.9609% 8/25/36 (b)	504	453
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.6944% 2/25/37 (b)	368	339
Nationstar HECM Loan Trust sequential payer Series 2015-2A Class A, 2.8826% 11/25/25 (a)	3,920	3,920
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.8144% 7/25/35 (b)	458	442
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.8243% 6/10/35 (a)(b)	159	130
Class B6, 3.3243% 6/10/35 (a)(b)	210	157
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.8046% 7/20/34 (b)	14	13
Structured Asset Securities Corp. Series 2003-15A Class 4A, 3.28% 4/25/33 (b)	29	29
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $16,618)		16,913

Commercial Mortgage Securities - 4.1%
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.4918% 2/14/43 (b)(e)	205	0
Banc of America Commercial Mortgage Trust:
sequential payer Series 2006-3 Class A4, 5.889% 7/10/44 (b)	72	71
Series 2007-2 Class A4, 5.6241% 4/10/49 (b)	3,087	3,111
Series 2007-3 Class A4, 5.5433% 6/10/49 (b)	1,608	1,631
Bayview Commercial Asset Trust floater:
Series 2003-2 Class M1, 1.7994% 12/25/33 (a)(b)	21	19
Series 2005-3A:
Class A2, 0.9244% 11/25/35 (a)(b)	171	146
Class M1, 0.9644% 11/25/35 (a)(b)	46	39
Class M2, 1.0144% 11/25/35 (a)(b)	34	27
Class M3, 1.0344% 11/25/35 (a)(b)	31	24
Class M4, 1.1244% 11/25/35 (a)(b)	38	29
Series 2005-4A:
Class A2, 0.9144% 1/25/36 (a)(b)	426	366
Class B1, 1.9244% 1/25/36 (a)(b)	23	18
Class M1, 0.9744% 1/25/36 (a)(b)	137	114
Class M2, 0.9944% 1/25/36 (a)(b)	52	42
Class M3, 1.0244% 1/25/36 (a)(b)	75	61
Class M4, 1.1344% 1/25/36 (a)(b)	42	33
Class M5, 1.1744% 1/25/36 (a)(b)	42	32
Class M6, 1.2244% 1/25/36 (a)(b)	44	33
Series 2006-1:
Class A2, 0.8844% 4/25/36 (a)(b)	83	71
Class M1, 0.9044% 4/25/36 (a)(b)	51	42
Class M2, 0.9244% 4/25/36 (a)(b)	54	44
Class M3, 0.9444% 4/25/36 (a)(b)	46	37
Class M4, 1.0444% 4/25/36 (a)(b)	26	21
Class M5, 1.0844% 4/25/36 (a)(b)	25	20
Class M6, 1.1644% 4/25/36 (a)(b)	50	39
Series 2006-2A:
Class M1, 0.8344% 7/25/36 (a)(b)	72	57
Class M2, 0.8544% 7/25/36 (a)(b)	51	40
Class M3, 0.8744% 7/25/36 (a)(b)	42	33
Class M4, 0.9444% 7/25/36 (a)(b)	48	37
Class M5, 0.9944% 7/25/36 (a)(b)	35	27
Series 2006-3A Class M4, 0.9544% 10/25/36 (a)(b)	23	16
Series 2006-4A:
Class A2, 0.7944% 12/25/36 (a)(b)	1,267	1,056
Class M1, 0.8144% 12/25/36 (a)(b)	102	70
Class M2, 0.8344% 12/25/36 (a)(b)	68	41
Class M3, 0.8644% 12/25/36 (a)(b)	69	36
Series 2007-1 Class A2, 0.7944% 3/25/37 (a)(b)	261	220
Series 2007-2A:
Class A1, 0.7944% 7/25/37 (a)(b)	780	671
Class A2, 0.8444% 7/25/37 (a)(b)	731	581
Class M1, 0.8944% 7/25/37 (a)(b)	249	189
Class M2, 0.9344% 7/25/37 (a)(b)	163	116
Class M3, 1.0144% 7/25/37 (a)(b)	127	90
Series 2007-3:
Class A2, 0.8144% 7/25/37 (a)(b)	266	211
Class M1, 0.8344% 7/25/37 (a)(b)	141	107
Class M2, 0.8644% 7/25/37 (a)(b)	150	109
Class M3, 0.8944% 7/25/37 (a)(b)	242	163
Class M4, 1.0244% 7/25/37 (a)(b)	381	255
Class M5, 1.1244% 7/25/37 (a)(b)	181	89
Series 2007-4A Class M1, 1.4379% 9/25/37 (a)(b)	58	19
C-BASS Trust floater Series 2006-SC1 Class A, 0.7579% 5/25/36 (a)(b)	36	35
CDGJ Commercial Mortgage Trust Series 2014-BXCH Class DPA, 3.6801% 12/15/27 (a)(b)	2,403	2,376
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2006-CD3 Class A5, 5.617% 10/15/48	318	318
COMM Mortgage Trust pass-thru certificates floater Series 2005-F10A Class J, 1.3577% 4/15/17 (a)(b)	100	100
Credit Suisse Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A4, 5.6994% 6/15/39 (b)	8,616	8,720
Series 2007-C5 Class A4, 5.695% 9/15/40 (b)	725	743
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	13,416	13,561
Greenwich Capital Commercial Funding Corp. sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	15,388	15,475
GS Mortgage Securities Trust sequential payer Series 2006-GG8 Class A1A, 5.547% 11/10/39	540	540
Hilton U.S.A. Trust Series 2013-HLT:
Class CFX, 3.7141% 11/5/30 (a)	1,300	1,303
Class DFX, 4.4065% 11/5/30 (a)	11,967	12,006
JPMorgan Chase Commercial Mortgage Securities Trust:
sequential payer:
Series 2006-CB17 Class A4, 5.429% 12/12/43	206	206
Series 2007-CB18 Class A4, 5.44% 6/12/47	10,508	10,585
Series 2007-LD11 Class A4, 5.7416% 6/15/49 (b)	91,651	93,117
Series 2007-CB19:
Class B, 5.6986% 2/12/49 (b)	93	20
Class C, 5.6986% 2/12/49 (b)	245	16
Class D, 5.6986% 2/12/49 (b)	174	0
Series 2007-LDP10 Class CS, 5.466% 1/15/49 (b)	9	0
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 5.9184% 7/15/44 (b)	3,217	3,308
Merrill Lynch Mortgage Trust:
Series 2005-LC1 Class F, 5.4984% 1/12/44 (a)(b)	247	246
Series 2007-C1 Class A4, 5.8262% 6/12/50 (b)	4,145	4,244
Series 2008-C1 Class A4, 5.69% 2/12/51	1,617	1,666
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2007-6 Class A4, 5.485% 3/12/51 (b)	26,699	27,017
Series 2007-7 Class A4, 5.7387% 6/12/50 (b)	4,524	4,611
Series 2007-8 Class A3, 5.8755% 8/12/49 (b)	920	942
Morgan Stanley Capital I Trust:
floater Series 2006-XLF Class C, 1.708% 7/15/19 (a)(b)	227	226
sequential payer Series 2007-IQ15 Class A4, 5.9056% 6/11/49 (b)	16,195	16,668
Series 2007-IQ14 Class A4, 5.692% 4/15/49	19,062	19,290
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (a)	170	82
Wachovia Bank Commercial Mortgage Trust:
sequential payer:
Series 2007-C30 Class A5, 5.342% 12/15/43	30,892	31,144
Series 2007-C31 Class A4, 5.509% 4/15/47	26,166	26,454
Series 2007-C32 Class A3, 5.7021% 6/15/49 (b)	16,199	16,564
Series 2007-C33 Class A4, 5.9484% 2/15/51 (b)	27,056	27,496
Series 2007-C32:
Class D, 5.7021% 6/15/49 (b)	823	532
Class E, 5.7021% 6/15/49 (b)	1,297	640
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $373,865)		350,554

Municipal Securities - 1.7%
Chicago Gen. Oblig. 6.314% 1/1/44	29,170	29,681
Illinois Gen. Oblig.:
Series 2003:	$	$
4.35% 6/1/18	7,762	7,927
4.95% 6/1/23	10,235	10,799
5.1% 6/1/33	47,970	46,770
Series 2010-1, 6.63% 2/1/35	4,420	4,848
Series 2010-3:
6.725% 4/1/35	5,880	6,458
7.35% 7/1/35	3,010	3,467
Series 2010-5, 6.2% 7/1/21	3,205	3,477
Series 2011:
5.365% 3/1/17	195	199
5.665% 3/1/18	7,610	7,997
5.877% 3/1/19	18,645	20,228
Series 2013:
1.84% 12/1/16	4,160	4,163
3.14% 12/1/18	165	166
3.6% 12/1/19	4,135	4,192
TOTAL MUNICIPAL SECURITIES
(Cost $150,064)		150,372

Foreign Government and Government Agency Obligations - 0.1%
United Mexican States 3.5% 1/21/21 (Cost $6,961)	$6,991	$7,472

Bank Notes - 0.8%
Citizens Bank NA 2.3% 12/3/18	5,551	5,617
Discover Bank:
(Delaware) 3.2% 8/9/21	$10,016	$10,289
3.1% 6/4/20	8,842	9,096
8.7% 11/18/19	1,409	1,635
KeyBank NA 6.95% 2/1/28	1,344	1,758
Marshall & Ilsley Bank 5% 1/17/17	6,983	7,068
PNC Bank NA 2.45% 11/5/20	9,934	10,188
Regions Bank 7.5% 5/15/18	18,321	20,004
TOTAL BANK NOTES
(Cost $63,394)		65,655
	Shares	Value (000s)

Fixed-Income Funds - 31.6%
Fidelity Mortgage Backed Securities Central Fund (f)	20,665,339	$2,288,686
Fidelity Specialized High Income Central Fund (f)	4,308,887	444,074
TOTAL FIXED-INCOME FUNDS
(Cost $2,674,143)		2,732,760
	Principal Amount (000s)	Value (000s)

Preferred Securities - 0.1%
FINANCIALS - 0.1%
Banks - 0.1%
Barclays Bank PLC 7.625% 11/21/22 (Cost $11,925)	10,602	12,132
	Shares	Value (000s)

Money Market Funds - 2.9%
Fidelity Cash Central Fund, 0.42% (g)
(Cost $251,167)	251,167,430	251,167
TOTAL INVESTMENT PORTFOLIO - 99.5%
(Cost $8,359,079)		8,602,256
NET OTHER ASSETS (LIABILITIES) - 0.5%		47,060
NET ASSETS - 100%		$8,649,316

TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Fannie Mae
2.5% 9/1/31	$(100)	$(103)
4% 9/1/46	(800)	(857)
TOTAL TBA SALE COMMITMENTS
(Proceeds $959)		$(960)

Swaps

Underlying Reference	Rating(1)	Expiration Date	Clearinghouse/Counterparty	Fixed Payment Received/(Paid)	Notional Amount(000s)(2)	Value (000s)(1)	Upfront Premium Received/(Paid) (000s)	Unrealized Appreciation/(Depreciation) (000s)
Credit Default Swaps
Buy Protection
Deutsche Bank AG		Dec. 2018	Credit Suisse International	(1%)	USD 6,500	$69	$(154)	$(85)
Deutsche Bank AG		Mar. 2019	JPMorgan Chase Bank, N.A.	(1%)	USD 4,085	53	(120)	(67)
National Australia Bank Ltd		Dec. 2018	Credit Suisse International	(1%)	USD 6,500	(109)	(256)	(365)
National Australia Bank Ltd		Dec. 2018	Credit Suisse International	(1%)	USD 6,500	(109)	(220)	(329)
Societe Generale		Dec. 2017	Credit Suisse International	(3%)	USD 3,825	(160)	16	(144)
Societe Generale		Dec. 2017	Credit Suisse International	(3%)	USD 3,823	(161)	41	(120)
UFJ Finance Aruba AEC		Mar. 2018	Credit Suisse International	(1%)	USD 5,500	(71)	(38)	(109)
UFJ Finance Aruba AEC		Mar. 2018	Credit Suisse International	(1%)	USD 3,823	(49)	(60)	(109)
TOTAL BUY PROTECTION						(537)	(791)	(1,328)
Sell Protection
Countrywide Home Loans Inc Series 2003-BC1 Class B1	Caa2	Apr. 2032	Merrill Lynch International	4.29%	USD 50	(2)	0	(2)
Morgan Stanley ABS Capital I Inc Series 2004-NC8 Class B3	C	Oct. 2034	Merrill Lynch International	4.60%	USD 15	0	0	0
TOTAL SELL PROTECTION						(2)	0	(2)

TOTAL CREDIT DEFAULT SWAPS						$(539)	$(791)	$(1,330)

 (1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

 (2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $411,339,000 or 4.8% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $1,976,000.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$822
Fidelity Mortgage Backed Securities Central Fund	41,515
Fidelity Specialized High Income Central Fund	23,200
Total	$65,537

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$1,190,488	$1,073,182	$--	$2,288,686	31.3%
Fidelity Specialized High Income Central Fund	413,534	23,200	--	444,074	53.2%
Total	$1,604,022	$1,096,382	$--	$2,732,760

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Corporate Bonds	$3,024,922	$--	$3,024,922	$--
U.S. Government and Government Agency Obligations	1,905,215	--	1,905,215	--
U.S. Government Agency - Mortgage Securities	35,599	--	35,599	--
Asset-Backed Securities	49,495	--	45,610	3,885
Collateralized Mortgage Obligations	16,913	--	16,913	--
Commercial Mortgage Securities	350,554	--	349,946	608
Municipal Securities	150,372	--	150,372	--
Foreign Government and Government Agency Obligations	7,472	--	7,472	--
Bank Notes	65,655	--	65,655	--
Fixed-Income Funds	2,732,760	2,732,760	--	--
Preferred Securities	12,132	--	12,132	--
Money Market Funds	251,167	251,167	--	--
Total Investments in Securities:	$8,602,256	$2,983,927	$5,613,836	$4,493
Derivative Instruments:
Assets
Swaps	$122	$--	$122	$--
Total Assets	$122	$--	$122	$--
Liabilities
Swaps	$(661)	$--	$(661)	$--
Total Liabilities	$(661)	$--	$(661)	$--
Total Derivative Instruments:	$(539)	$--	$(539)	$--
Other Financial Instruments:
TBA Sale Commitments	$(960)	$--	$(960)	$--
Total Other Financial Instruments:	$(960)	$--	$(960)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value (000's)
	Asset	Liability
Credit Risk
Swaps(a)	$122	$(661)
Total Credit Risk	122	(661)
Total Value of Derivatives	$122	$(661)

 (a) For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		August 31, 2016
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $5,433,769)	$5,618,329
Fidelity Central Funds (cost $2,925,310)	2,983,927
Total Investments (cost $8,359,079)		$8,602,256
Receivable for investments sold		4,757
Receivable for TBA sale commitments		959
Receivable for fund shares sold		10,617
Interest receivable		43,621
Distributions receivable from Fidelity Central Funds		102
Bi-lateral OTC swaps, at value		122
Other receivables		142
Total assets		8,662,576
Liabilities
Payable for investments purchased
Regular delivery	$1,736
Delayed delivery	582
TBA sale commitments, at value	960
Payable for fund shares redeemed	4,629
Distributions payable	1,257
Bi-lateral OTC swaps, at value	661
Accrued management fee	2,218
Transfer agent fee payable	742
Distribution and service plan fees payable	46
Other affiliated payables	286
Other payables and accrued expenses	143
Total liabilities		13,260
Net Assets		$8,649,316
Net Assets consist of:
Paid in capital		$8,520,048
Undistributed net investment income		6,893
Accumulated undistributed net realized gain (loss) on investments		(119,471)
Net unrealized appreciation (depreciation) on investments		241,846
Net Assets		$8,649,316
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($78,737 ÷ 9,799.3 shares)		$8.03
Maximum offering price per share (100/96.00 of $8.03)		$8.36
Class T:
Net Asset Value and redemption price per share ($23,993 ÷ 2,984.6 shares)		$8.04
Maximum offering price per share (100/96.00 of $8.04)		$8.37
Class C:
Net Asset Value and offering price per share ($30,024 ÷ 3,731.9 shares)(a)		$8.05
Investment Grade Bond:
Net Asset Value, offering price and redemption price per share ($7,973,712 ÷ 991,661.3 shares)		$8.04
Class I:
Net Asset Value, offering price and redemption price per share ($542,850 ÷ 67,439.0 shares)		$8.05

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Year ended August 31, 2016
Investment Income
Dividends		$808
Interest		185,506
Income from Fidelity Central Funds		65,537
Total income		251,851
Expenses
Management fee	$23,608
Transfer agent fees	7,964
Distribution and service plan fees	535
Fund wide operations fee	2,963
Independent trustees' fees and expenses	34
Miscellaneous	13
Total expenses before reductions	35,117
Expense reductions	(3)	35,114
Net investment income (loss)		216,737
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	26,056
Swaps	(898)
Total net realized gain (loss)		25,158
Change in net unrealized appreciation (depreciation) on: Investment securities	271,095
Swaps	787
Total change in net unrealized appreciation (depreciation)		271,882
Net gain (loss)		297,040
Net increase (decrease) in net assets resulting from operations		$513,777

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2016	Year ended August 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$216,737	$183,601
Net realized gain (loss)	25,158	36,769
Change in net unrealized appreciation (depreciation)	271,882	(212,553)
Net increase (decrease) in net assets resulting from operations	513,777	7,817
Distributions to shareholders from net investment income	(204,238)	(172,192)
Share transactions - net increase (decrease)	1,514,143	918,360
Total increase (decrease) in net assets	1,823,682	753,985
Net Assets
Beginning of period	6,825,634	6,071,649
End of period	$8,649,316	$6,825,634
Other Information
Undistributed net investment income end of period	$6,893	$1,730

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Investment Grade Bond Fund Class A

Years ended August 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$7.74	$7.93	$7.64	$7.98	$7.66
Income from Investment Operations
Net investment income (loss)A	.197	.203	.197	.152	.207
Net realized and unrealized gain (loss)	.278	(.204)	.270	(.350)	.315
Total from investment operations	.475	(.001)	.467	(.198)	.522
Distributions from net investment income	(.185)	(.189)	(.177)	(.142)	(.202)
Total distributions	(.185)	(.189)	(.177)	(.142)	(.202)
Net asset value, end of period	$8.03	$7.74	$7.93	$7.64	$7.98
Total ReturnB,C	6.25%	(.04)%	6.17%	(2.52)%	6.91%
Ratios to Average Net AssetsD,E
Expenses before reductions	.77%	.77%	.78%	.77%	.78%
Expenses net of fee waivers, if any	.77%	.77%	.78%	.77%	.78%
Expenses net of all reductions	.77%	.77%	.78%	.77%	.78%
Net investment income (loss)	2.54%	2.57%	2.52%	1.91%	2.66%
Supplemental Data
Net assets, end of period (in millions)	$79	$78	$70	$82	$110
Portfolio turnover rateF	48%	182%	218%	307%	276%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Investment Grade Bond Fund Class T

Years ended August 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$7.75	$7.94	$7.64	$7.98	$7.66
Income from Investment Operations
Net investment income (loss)A	.194	.201	.196	.150	.205
Net realized and unrealized gain (loss)	.279	(.205)	.280	(.349)	.314
Total from investment operations	.473	(.004)	.476	(.199)	.519
Distributions from net investment income	(.183)	(.186)	(.176)	(.141)	(.199)
Total distributions	(.183)	(.186)	(.176)	(.141)	(.199)
Net asset value, end of period	$8.04	$7.75	$7.94	$7.64	$7.98
Total ReturnB,C	6.20%	(.07)%	6.29%	(2.54)%	6.88%
Ratios to Average Net AssetsD,E
Expenses before reductions	.81%	.80%	.79%	.79%	.81%
Expenses net of fee waivers, if any	.81%	.80%	.79%	.79%	.81%
Expenses net of all reductions	.81%	.80%	.79%	.79%	.81%
Net investment income (loss)	2.50%	2.54%	2.51%	1.90%	2.63%
Supplemental Data
Net assets, end of period (in millions)	$24	$21	$27	$41	$39
Portfolio turnover rateF	48%	182%	218%	307%	276%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than 005%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Investment Grade Bond Fund Class C

Years ended August 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$7.75	$7.94	$7.65	$7.99	$7.67
Income from Investment Operations
Net investment income (loss)A	.138	.143	.139	.092	.149
Net realized and unrealized gain (loss)	.288	(.204)	.270	(.349)	.315
Total from investment operations	.426	(.061)	.409	(.257)	.464
Distributions from net investment income	(.126)	(.129)	(.119)	(.083)	(.144)
Total distributions	(.126)	(.129)	(.119)	(.083)	(.144)
Net asset value, end of period	$8.05	$7.75	$7.94	$7.65	$7.99
Total ReturnB,C	5.57%	(.79)%	5.38%	(3.24)%	6.11%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.54%	1.52%	1.51%	1.52%	1.52%
Expenses net of fee waivers, if any	1.54%	1.52%	1.51%	1.52%	1.52%
Expenses net of all reductions	1.54%	1.52%	1.51%	1.52%	1.52%
Net investment income (loss)	1.78%	1.81%	1.78%	1.16%	1.92%
Supplemental Data
Net assets, end of period (in millions)	$30	$28	$36	$29	$44
Portfolio turnover rateF	48%	182%	218%	307%	276%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the contingent deferred sales charge.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Investment Grade Bond Fund

Years ended August 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$7.75	$7.94	$7.65	$7.98	$7.67
Income from Investment Operations
Net investment income (loss)A	.222	.228	.222	.177	.233
Net realized and unrealized gain (loss)	.279	(.204)	.270	(.339)	.304
Total from investment operations	.501	.024	.492	(.162)	.537
Distributions from net investment income	(.211)	(.214)	(.202)	(.168)	(.227)
Total distributions	(.211)	(.214)	(.202)	(.168)	(.227)
Net asset value, end of period	$8.04	$7.75	$7.94	$7.65	$7.98
Total ReturnB	6.59%	.28%	6.51%	(2.08)%	7.12%
Ratios to Average Net AssetsC,D
Expenses before reductions	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	2.86%	2.89%	2.85%	2.23%	2.99%
Supplemental Data
Net assets, end of period (in millions)	$7,974	$6,207	$5,520	$5,395	$4,876
Portfolio turnover rateE	48%	182%	218%	307%	276%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Investment Grade Bond Fund Class I

Years ended August 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$7.76	$7.95	$7.65	$7.99	$7.67
Income from Investment Operations
Net investment income (loss)A	.218	.224	.218	.171	.229
Net realized and unrealized gain (loss)	.279	(.204)	.280	(.348)	.315
Total from investment operations	.497	.020	.498	(.177)	.544
Distributions from net investment income	(.207)	(.210)	(.198)	(.163)	(.224)
Total distributions	(.207)	(.210)	(.198)	(.163)	(.224)
Net asset value, end of period	$8.05	$7.76	$7.95	$7.65	$7.99
Total ReturnB	6.53%	.23%	6.58%	(2.26)%	7.20%
Ratios to Average Net AssetsC,D
Expenses before reductions	.50%	.50%	.51%	.52%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.51%	.52%	.50%
Expenses net of all reductions	.50%	.50%	.51%	.52%	.50%
Net investment income (loss)	2.81%	2.84%	2.79%	2.17%	2.94%
Supplemental Data
Net assets, end of period (in millions)	$543	$490	$417	$416	$100
Portfolio turnover rateE	48%	182%	218%	307%	276%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended August 31, 2016
(Amounts in thousands except percentages)

1. Organization.

Fidelity Investment Grade Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Investment Grade Bond and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

After the close of business on June 24, 2016, all outstanding Class B shares were converted to Class A shares. All current fiscal period dollar and share amounts for Class B presented in the Notes to Financial Statements are for the period September 1, 2015 through June 24, 2016.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund.The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Swaps	Less than .005%
Fidelity Specialized High Income Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Loans & Direct Debt Instruments Restricted Securities	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2016 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2016, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to swaps, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, financing transactions, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$308,305
Gross unrealized depreciation	(95,945)
Net unrealized appreciation (depreciation) on securities	$212,360
Tax Cost	$8,389,896

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$(79,432)
Net unrealized appreciation (depreciation) on securities and other investments	$211,127

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2018	$(67,932)
No expiration
Short-term	(11,500)
Total capital loss carryforward	$(79,432)

The tax character of distributions paid was as follows:

	August 31, 2016	August 31, 2015
Ordinary Income	$204,238	$ 172,192

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swaps	$(898)	$787

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $2,055,380 and $609,066, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .31% of the Fund's average net assets.

In addition, under the expense contract, the investment adviser pays class-level expenses for Investment Grade Bond, so that the total expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees do not exceed .45% of the Class' average net assets. This agreement does not apply to any of the other classes and any change or modification that would increase expenses can only be made with shareholder approval.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	- %	.25%	$190	$-
Class T	- %	.25%	52	-
Class B	.65%	.25%	10	7
Class C	.75%	.25%	283	30
			$535	$37

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$8
Class T	2
Class B(a)	–(b)
Class C(a)	3
$13

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

 (b) In the amount of less than five hundred dollars.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Investment Grade Bond. FIIOC receives an asset-based fee of .10% of Investment Grade Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Class A	$131.17
Class T	44.21
Class B	3.24
Class C	52.19
Investment Grade Bond	6,974.10
Class I	760.15
	$7,964

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% of the Fund's average net assets less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annual rate of .04% of average net assets.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $13 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $49.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $3.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended August 31, 2016	Year ended August 31, 2015
From net investment income
Class A	$1,815	$1,892
Class T	491	567
Class B	21	36
Class C	458	518
Investment Grade Bond	188,131	157,505
Class I	13,322	11,674
Total	$204,238	$172,192

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended August 31, 2016	Year ended August 31, 2015	Year ended August 31, 2016	Year ended August 31, 2015
Class A
Shares sold	3,194	3,788	$24,766	$29,943
Reinvestment of distributions	222	227	1,723	1,793
Shares redeemed	(3,713)	(2,751)	(28,774)	(21,720)
Net increase (decrease)	(297)	1,264	$(2,285)	$10,016
Class T
Shares sold	834	480	$6,518	$3,799
Reinvestment of distributions	60	69	470	544
Shares redeemed	(656)	(1,167)	(5,074)	(9,201)
Net increase (decrease)	238	(618)	$1,914	$(4,858)
Class B
Shares sold	19	13	$146	$100
Reinvestment of distributions	2	3	15	28
Shares redeemed	(254)	(109)	(1,985)	(863)
Net increase (decrease)	(233)	(93)	$(1,824)	$(735)
Class C
Shares sold	1,433	1,046	$11,101	$8,293
Reinvestment of distributions	50	55	386	436
Shares redeemed	(1,374)	(1,973)	(10,667)	(15,576)
Net increase (decrease)	109	(872)	$820	$(6,847)
Investment Grade Bond
Shares sold	327,391	224,972	$2,540,404	$1,777,537
Reinvestment of distributions	22,289	18,120	173,505	143,231
Shares redeemed	(159,071)	(137,307)	(1,232,081)	(1,084,234)
Net increase (decrease)	190,609	105,785	$1,481,828	$836,534
Class I
Shares sold	17,994	22,871	$140,114	$181,045
Reinvestment of distributions	1,523	1,292	11,869	10,222
Shares redeemed	(15,220)	(13,483)	(118,293)	(107,017)
Net increase (decrease)	4,297	10,680	$33,690	$84,250

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

13. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity Investment Grade Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Investment Grade Bond Fund (a fund of Fidelity Salem Street Trust) at August 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity Investment Grade Bond Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2016 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
October 19, 2016

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Jonathan Chiel, Jennifer Toolin McAuliffe, and Mark A. Murray, each of the Trustees oversees 244 funds. Mr. Chiel oversees 111 funds. Ms. McAuliffe and Mr. Murray each oversees 191 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as President (2013-present) and Chief Executive Officer (2014-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present), Chairman and Director of FMR (investment adviser firm, 2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Ms. McAuliffe previously served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)

Year of Election or Appointment: 2007

Trustee

Mr. Keyes also serves as Trustee of other Fidelity® funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (U.K.) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jeffrey S. Christian (1961)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Christian also serves as Assistant Treasurer of other funds. Mr. Christian is an employee of Fidelity Investments (2003-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)

Year of Election or Appointment: 2015

Vice President

Mr. Goebel serves as Vice President of other funds and is an employee of Fidelity Investments (2001-present). Mr. Goebel serves as Senior Vice President of Fidelity Management & Research Company (FMR) (investment adviser firm, 2016-present). Previously, Mr. Goebel served as Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-2015), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-2015), and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-2015); General Counsel, Secretary, and Senior Vice President of FMR (investment adviser firm, 2008-2015) and FMR Co., Inc. (investment adviser firm, 2008-2015); Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-2015) and Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2008-2015); Chief Legal Officer (CLO) of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-2015); Secretary and CLO of certain Fidelity® funds (2008-2015); Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

John F. Papandrea (1972)

Year of Election or Appointment: 2016

Anti-Money Laundering (AML) Officer

Mr. Papandrea also serves as AML Officer of other funds. Mr. Papandrea is Vice President of FMR LLC (diversified financial services company, 2008-present) and is an employee of Fidelity Investments (2005-present).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of FMR Investment Management (U.K.) Limited (investment adviser firm, 2015-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Christine J. Thompson (1958)

Year of Election or Appointment: 2015

Vice President of Fidelity's Bond Funds

Ms. Thompson also serves as Vice President of other funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments (1985-present). Previously, Ms. Thompson served as Vice President of Fidelity's Bond Funds (2010-2012).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2016 to August 31, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2016	Ending Account Value August 31, 2016	Expenses Paid During Period-B March 1, 2016 to August 31, 2016
Class A	.77%
Actual		$1,000.00	$1,064.10	$4.00
Hypothetical-C		$1,000.00	$1,021.27	$3.91
Class T	.80%
Actual		$1,000.00	$1,063.90	$4.15
Hypothetical-C		$1,000.00	$1,021.11	$4.06
Class C	1.53%
Actual		$1,000.00	$1,061.40	$7.93
Hypothetical-C		$1,000.00	$1,017.44	$7.76
Investment Grade Bond	.45%
Actual		$1,000.00	$1,065.80	$2.34
Hypothetical-C		$1,000.00	$1,022.87	$2.29
Class I	.50%
Actual		$1,000.00	$1,065.40	$2.60
Hypothetical-C		$1,000.00	$1,022.62	$2.54

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio. In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .005%.

 C 5% return per year before expenses

Distributions (Unaudited)

A total of 9.78% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $ 135,712,044 of distributions paid during the period January 1, 2016 to August 31, 2016 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2017 of amounts for use in preparing 2016 income tax returns.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

IGB-ANN-1016
1.703610.119

Fidelity® Intermediate Bond Fund Annual Report August 31, 2016

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended August 31, 2016	Past 1 year	Past 5 years	Past 10 years
Fidelity® Intermediate Bond Fund	4.53%	2.73%	4.23%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Intermediate Bond Fund on August 31, 2006.

The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Intermediate Government/Credit Bond Index performed over the same period.

Period Ending Values
$15,129	Fidelity® Intermediate Bond Fund
$15,140	Barclays® U.S. Intermediate Government/Credit Bond Index

Management's Discussion of Fund Performance

Market Recap:  Taxable investment-grade bonds gained solidly for the 12 months ending August 31, 2016, a volatile period marked by persistent concern about global growth, divergent global monetary policies and Brexit – the U.K.'s late-June referendum vote to leave the European Union. The Barclays U.S. Aggregate Bond Index rose 5.97% the past year, gaining significant ground in the mid-to-late stages of the period. The return primarily was driven by bond-price gains, partly as foreign investors sought the relatively higher yields and stability of U.S. fixed-income securities. Bond yields trended lower and the yield curve flattened for much of the period, especially in early 2016, soon after the U.S. Federal Reserve raised policy interest rates. Still, U.S. yields remained higher than those in most industrial countries, especially in Japan and parts of Europe, where rates largely were negative. Within the Barclays index, investment-grade corporate bonds led all major market segments by far, with a return of 9.64%. U.S. Treasuries, meanwhile, lagged many spread-based sectors, returning 5.14%. Commercial mortgage-backed securities topped the index, returning 6.72%, although most other securitized sectors fell short. Riskier, non-core fixed-income segments, including emerging-markets debt, led the broader market amid a strong surge in the period's second half.

Comments from Lead Portfolio Manager Robin Foley and Co-Portfolio Manager Rob Galusza:  For the year, the fund returned 4.53%, besting, net of fees, the 4.07% gain of its benchmark, the Barclays U.S. Intermediate Government/Credit Bond Index. Overweighting corporate bonds significantly aided relative performance, notably the bonds of financial and energy firms. Elsewhere within corporates, our industrial holdings outperformed, helped by attractive new issues from some high-quality companies in the communications segment. Outside of corporates, the fund benefited from its underweighting in U.S. government-agency debt, a group that lagged U.S. Treasuries. We also significantly underweighted Treasuries, which helped meaningfully. Lower-rated securities also contributed, especially late in the period. A roughly 2% stake in high-yield bonds, as well as our picks there, helped the return, as did lower-rated investment-grade bonds. Conversely, nothing about our positioning was particularly negative. That said, our picks among the bonds of technology companies detracted, as did our out-of-benchmark stakes in asset-backed securities and mortgage-backed securities. At period end, we retained our underweighting in Treasuries, in favor of maintaining an overweighting in corporate bonds, where we continued to find opportunities. Lastly, we reduced exposure to collateralized mortgage obligations (CMOs), as well as commercial mortgage-backed securities.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

Quality Diversification (% of fund's net assets)

As of August 31, 2016
U.S. Government and U.S. Government Agency Obligations	34.9%
AAA	6.9%
AA	4.4%
A	17.0%
BBB	28.9%
BB and Below	6.7%
Not Rated	0.1%
Short-Term Investments and Net Other Assets	1.1%

As of February 29, 2016
U.S. Government and U.S. Government Agency Obligations	33.5%
AAA	8.1%
AA	4.1%
A	17.7%
BBB	27.9%
BB and Below	6.4%
Not Rated	0.3%
Short-Term Investments and Net Other Assets	2.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of August 31, 2016*,**
Corporate Bonds	53.4%
U.S. Government and U.S. Government Agency Obligations	34.9%
Asset-Backed Securities	3.9%
CMOs and Other Mortgage Related Securities	3.9%
Municipal Bonds	0.4%
Other Investments	2.4%
Short-Term Investments and Net Other Assets (Liabilities)	1.1%

 * Foreign investments - 9.8%

 ** Futures and Swaps - 0.0%

As of February 29, 2016*,**
Corporate Bonds	52.8%
U.S. Government and U.S. Government Agency Obligations	33.5%
Asset-Backed Securities	3.8%
CMOs and Other Mortgage Related Securities	5.4%
Municipal Bonds	0.4%
Other Investments	2.1%
Short-Term Investments and Net Other Assets (Liabilities)	2.0%

 * Foreign investments - 9.8%

 ** Futures and Swaps - 0.0%

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments August 31, 2016

Showing Percentage of Net Assets

Nonconvertible Bonds - 51.4%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 4.2%
Automobiles - 1.4%
Daimler Finance North America LLC 2.25% 9/3/19 (a)	$17,149	$17,441
General Motors Financial Co., Inc.:
2.4% 4/10/18	6,610	6,659
3.1% 1/15/19	4,690	4,782
3.15% 1/15/20	6,680	6,820
Volkswagen Group of America Finance LLC:
2.125% 5/23/19 (a)	3,670	3,686
2.45% 11/20/19 (a)	6,500	6,592
		45,980
Household Durables - 0.6%
D.R. Horton, Inc. 4% 2/15/20	8,000	8,380
Toll Brothers Finance Corp.:
4% 12/31/18	5,175	5,388
4.875% 11/15/25	4,400	4,615
		18,383
Media - 1.8%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 4.908% 7/23/25 (a)	4,820	5,314
Comcast Corp.:
1.625% 1/15/22	4,978	4,942
5.15% 3/1/20	4,685	5,265
5.7% 5/15/18	355	382
COX Communications, Inc. 6.25% 6/1/18 (a)	4,000	4,263
Discovery Communications LLC 3.25% 4/1/23	563	563
NBCUniversal, Inc. 5.15% 4/30/20	6,800	7,668
Time Warner Cable, Inc.:
5.85% 5/1/17	8,733	8,986
6.75% 7/1/18	7,189	7,834
8.25% 4/1/19	2,550	2,947
Time Warner, Inc. 4.875% 3/15/20	5,060	5,596
Viacom, Inc.:
3.5% 4/1/17	3,145	3,182
6.125% 10/5/17	3,071	3,221
		60,163
Specialty Retail - 0.4%
AutoZone, Inc. 3.7% 4/15/22	3,290	3,510
Lowe's Companies, Inc. 4.625% 4/15/20	4,793	5,262
TJX Companies, Inc. 2.75% 6/15/21	3,201	3,338
		12,110

TOTAL CONSUMER DISCRETIONARY		136,636

CONSUMER STAPLES - 3.1%
Beverages - 1.3%
Anheuser-Busch InBev Finance, Inc.:
2.15% 2/1/19	6,585	6,700
2.65% 2/1/21	6,659	6,862
3.3% 2/1/23	7,172	7,526
3.65% 2/1/26	7,780	8,306
SABMiller Holdings, Inc.:
2.2% 8/1/18 (a)	3,580	3,624
2.45% 1/15/17 (a)	8,430	8,468
		41,486
Food & Staples Retailing - 0.3%
CVS Health Corp.:
2.8% 7/20/20	2,854	2,972
3.5% 7/20/22	1,679	1,803
4.125% 5/15/21	4,367	4,784
		9,559
Food Products - 0.5%
Cargill, Inc.:
3.25% 11/15/21 (a)	4,000	4,244
6% 11/27/17 (a)	781	827
Kraft Foods Group, Inc. 2.25% 6/5/17	4,150	4,181
Tyson Foods, Inc. 2.65% 8/15/19	3,500	3,590
William Wrigley Jr. Co. 2% 10/20/17 (a)	2,937	2,963
		15,805
Tobacco - 1.0%
BAT International Finance PLC:
2.75% 6/15/20 (a)	6,420	6,623
3.5% 6/15/22 (a)	4,810	5,164
Imperial Tobacco Finance PLC 3.75% 7/21/22 (a)	4,789	5,080
Philip Morris International, Inc. 4.5% 3/26/20	6,800	7,483
Reynolds American, Inc.:
3.25% 6/12/20	638	672
4% 6/12/22	2,191	2,399
4.45% 6/12/25	4,820	5,409
5.7% 8/15/35	824	1,024
		33,854

TOTAL CONSUMER STAPLES		100,704

ENERGY - 5.9%
Energy Equipment & Services - 0.9%
DCP Midstream LLC 5.35% 3/15/20 (a)	4,118	4,180
El Paso Pipeline Partners Operating Co. LLC 6.5% 4/1/20	5,067	5,662
Halliburton Co.:
3.8% 11/15/25	1,675	1,731
6.15% 9/15/19	2,601	2,916
Nabors Industries, Inc. 2.35% 9/15/16	1,770	1,770
Noble Holding International Ltd. 2.5% 3/15/17	1,741	1,726
Petrofac Ltd. 3.4% 10/10/18 (a)	4,400	4,417
Schlumberger Holdings Corp. 2.35% 12/21/18 (a)	4,980	5,065
		27,467
Oil, Gas & Consumable Fuels - 5.0%
Anadarko Petroleum Corp.:
4.85% 3/15/21	4,470	4,755
6.375% 9/15/17	500	523
BG Energy Capital PLC 2.875% 10/15/16 (a)	4,300	4,308
Boardwalk Pipelines LP 4.95% 12/15/24	4,140	4,270
BP Capital Markets PLC:
2.315% 2/13/20	4,980	5,086
2.521% 1/15/20	3,410	3,508
3.245% 5/6/22	4,160	4,394
Canadian Natural Resources Ltd.:
3.45% 11/15/21	7,072	7,225
3.9% 2/1/25	3,400	3,425
Cenovus Energy, Inc. 5.7% 10/15/19	7,250	7,787
Columbia Pipeline Group, Inc. 3.3% 6/1/20	2,974	3,078
ConocoPhillips Co. 2.2% 5/15/20	3,712	3,742
DCP Midstream Operating LP:
2.5% 12/1/17	1,922	1,915
2.7% 4/1/19	1,120	1,085
3.875% 3/15/23	3,530	3,354
El Paso Natural Gas Co. 5.95% 4/15/17	178	183
Enbridge Energy Partners LP 4.2% 9/15/21	4,308	4,446
Enterprise Products Operating LP:
2.55% 10/15/19	693	710
4.05% 2/15/22	4,350	4,692
Exxon Mobil Corp.:
2.222% 3/1/21	6,250	6,415
2.726% 3/1/23	4,879	5,088
Kinder Morgan Energy Partners LP:
2.65% 2/1/19	4,636	4,692
3.95% 9/1/22	775	802
Kinder Morgan, Inc. 2% 12/1/17	1,246	1,247
MPLX LP 4% 2/15/25	500	488
Petro-Canada 6.05% 5/15/18	1,874	2,007
Petroleos Mexicanos 3.5% 1/30/23	3,205	3,115
Phillips 66 Co. 2.95% 5/1/17	8,400	8,497
Plains All American Pipeline LP/PAA Finance Corp.:
2.6% 12/15/19	4,350	4,378
5.75% 1/15/20	6,268	6,840
Schlumberger Investment SA 1.25% 8/1/17 (a)	6,000	6,002
Shell International Finance BV 2.125% 5/11/20	4,895	4,995
Southeast Supply Header LLC 4.25% 6/15/24 (a)	3,066	3,093
Spectra Energy Capital, LLC 5.65% 3/1/20	237	256
Suncor Energy, Inc. 6.1% 6/1/18	5,571	5,983
The Williams Companies, Inc.:
3.7% 1/15/23	1,003	973
4.55% 6/24/24	4,547	4,649
Total Capital International SA 2.125% 1/10/19	8,195	8,363
TransCanada PipeLines Ltd. 3.125% 1/15/19	2,847	2,922
Western Gas Partners LP:
2.6% 8/15/18	3,512	3,513
5.375% 6/1/21	4,300	4,670
Williams Partners LP 4.3% 3/4/24	4,990	5,108
		162,582

TOTAL ENERGY		190,049

FINANCIALS - 24.8%
Banks - 11.3%
Bank of America Corp.:
2.625% 4/19/21	4,740	4,833
2.65% 4/1/19	7,598	7,775
3.875% 3/22/17	326	331
4.2% 8/26/24	3,440	3,649
4.25% 10/22/26	3,412	3,619
4.45% 3/3/26	3,485	3,750
5.875% 1/5/21	5,905	6,803
Bank of Montreal 2.5% 1/11/17	4,210	4,233
Bank of Nova Scotia:
2.8% 7/21/21	3,440	3,582
4.5% 12/16/25	6,400	6,840
Bank of Tokyo-Mitsubishi UFJ Ltd.:
1.65% 2/26/18 (a)	4,760	4,763
2.3% 3/5/20 (a)	3,320	3,357
Barclays PLC:
2.75% 11/8/19	2,863	2,886
2.875% 6/8/20	4,810	4,848
3.2% 8/10/21	4,798	4,829
3.25% 1/12/21	3,509	3,576
BNP Paribas 2.375% 9/14/17	6,400	6,463
BNP Paribas SA 2.45% 3/17/19	3,370	3,431
Capital One NA 2.95% 7/23/21	3,430	3,542
CIT Group, Inc. 3.875% 2/19/19	7,345	7,508
Citigroup, Inc.:
1.75% 5/1/18	6,000	6,008
2.15% 7/30/18	6,591	6,653
2.7% 3/30/21	6,300	6,424
4.4% 6/10/25	3,290	3,487
4.6% 3/9/26	3,280	3,525
Citizens Bank NA:
2.45% 12/4/19	6,790	6,878
2.55% 5/13/21	4,261	4,336
Citizens Financial Group, Inc. 4.15% 9/28/22 (a)	1,271	1,314
Comerica, Inc. 2.125% 5/23/19	2,052	2,069
Commonwealth Bank of Australia:
2.25% 3/13/19	8,340	8,479
2.3% 9/6/19	3,440	3,506
2.55% 3/15/21	3,120	3,210
Credit Suisse New York Branch 3% 10/29/21	3,500	3,610
Discover Bank 2% 2/21/18	8,400	8,433
Fifth Third Bancorp:
2.875% 7/27/20	3,200	3,314
4.5% 6/1/18	440	461
First Horizon National Corp. 3.5% 12/15/20	7,958	8,108
HBOS PLC 6.75% 5/21/18 (a)	3,004	3,214
HSBC Bank PLC 1.5% 5/15/18 (a)	3,890	3,879
HSBC Holdings PLC:
2.95% 5/25/21	4,790	4,912
4% 3/30/22	3,778	4,041
5.1% 4/5/21	4,270	4,765
HSBC U.S.A., Inc. 2.625% 9/24/18	1,804	1,835
Huntington Bancshares, Inc.:
2.3% 1/14/22	4,800	4,780
3.15% 3/14/21	4,700	4,885
7% 12/15/20	1,204	1,402
Huntington National Bank 2.2% 4/1/19	4,985	5,036
Intesa Sanpaolo SpA 2.375% 1/13/17	6,760	6,773
Japan Bank International Cooperation 1.5% 7/21/21	5,952	5,888
JPMorgan Chase & Co.:
2.2% 10/22/19	8,475	8,618
2.35% 1/28/19	7,995	8,160
3.875% 9/10/24	5,168	5,455
4.125% 12/15/26	5,070	5,433
4.5% 1/24/22	4,210	4,662
KeyCorp. 5.1% 3/24/21	4,303	4,857
Mitsubishi UFJ Financial Group, Inc. 2.95% 3/1/21	7,298	7,522
Mitsubishi UFJ Trust & Banking Corp. 2.45% 10/16/19 (a)	5,070	5,159
Mizuho Bank Ltd. 2.4% 3/26/20 (a)	6,705	6,788
MUFG Americas Holdings Corp.:
1.625% 2/9/18	977	977
2.25% 2/10/20	3,292	3,317
Nordea Bank AB 2.375% 4/4/19 (a)	3,360	3,427
PNC Bank NA 2.15% 4/29/21	3,170	3,213
Regions Financial Corp. 3.2% 2/8/21	4,701	4,874
Royal Bank of Canada:
1.5% 1/16/18	8,080	8,096
2.35% 10/30/20	6,360	6,502
4.65% 1/27/26	3,606	3,966
Royal Bank of Scotland Group PLC 5.125% 5/28/24	5,130	5,190
Sumitomo Mitsui Banking Corp. 2.45% 1/10/19	4,000	4,071
Sumitomo Mitsui Financial Group, Inc. 2.934% 3/9/21	4,046	4,176
SunTrust Banks, Inc. 2.9% 3/3/21	4,672	4,842
The Toronto-Dominion Bank:
1.8% 7/13/21	8,310	8,263
2.125% 4/7/21	4,740	4,792
Wells Fargo & Co.:
2.15% 1/15/19	5,077	5,163
3% 1/22/21	6,034	6,301
4.3% 7/22/27	4,780	5,277
Westpac Banking Corp. 1.65% 5/13/19	4,790	4,800
		365,744
Capital Markets - 3.3%
BlackRock, Inc. 4.25% 5/24/21	3,460	3,855
Credit Suisse AG 6% 2/15/18	9,794	10,311
Deutsche Bank AG London Branch 2.5% 2/13/19	8,876	8,887
Goldman Sachs Group, Inc.:
2.375% 1/22/18	4,020	4,071
2.625% 1/31/19	7,920	8,123
2.625% 4/25/21	3,282	3,340
5.95% 1/18/18	10,163	10,770
6.15% 4/1/18	3,044	3,260
Lazard Group LLC:
4.25% 11/14/20	1,723	1,826
6.85% 6/15/17	935	971
Merrill Lynch & Co., Inc. 6.875% 4/25/18	5,859	6,350
Morgan Stanley:
2.375% 7/23/19	3,430	3,488
2.5% 4/21/21	5,000	5,052
2.65% 1/27/20	5,010	5,139
3.875% 1/27/26	4,600	4,913
4.875% 11/1/22	3,010	3,336
5.625% 9/23/19	933	1,037
5.75% 1/25/21	4,378	5,018
7.3% 5/13/19	3,668	4,187
UBS AG Stamford Branch:
1.375% 6/1/17	2,431	2,432
1.8% 3/26/18	4,881	4,908
2.375% 8/14/19	5,170	5,275
		106,549
Consumer Finance - 1.6%
Ally Financial, Inc. 4.25% 4/15/21	7,800	8,034
Capital One Financial Corp. 2.45% 4/24/19	2,760	2,816
Discover Financial Services:
3.85% 11/21/22	196	203
5.2% 4/27/22	710	778
6.45% 6/12/17	2,977	3,083
Ford Motor Credit Co. LLC:
3.157% 8/4/20	3,320	3,427
3.336% 3/18/21	7,800	8,093
4.25% 9/20/22	4,080	4,409
Hyundai Capital America:
2.125% 10/2/17 (a)	1,463	1,473
2.55% 2/6/19 (a)	2,513	2,562
2.6% 3/19/20 (a)	6,620	6,751
2.875% 8/9/18 (a)	1,665	1,700
3% 10/30/20 (a)	6,329	6,564
Synchrony Financial:
1.875% 8/15/17	822	824
3% 8/15/19	1,208	1,235
		51,952
Diversified Financial Services - 0.6%
Berkshire Hathaway, Inc. 2.2% 3/15/21	2,364	2,427
Brixmor Operating Partnership LP:
3.85% 2/1/25	2,929	2,985
3.875% 8/15/22	3,628	3,788
4.125% 6/15/26	1,347	1,398
IntercontinentalExchange, Inc. 2.75% 12/1/20	1,103	1,150
S&P Global, Inc. 2.5% 8/15/18	1,947	1,978
USAA Capital Corp. 2% 6/1/21 (a)	4,738	4,778
		18,504
Insurance - 2.9%
ACE INA Holdings, Inc. 2.3% 11/3/20	2,130	2,191
AIA Group Ltd. 2.25% 3/11/19 (a)	743	752
American International Group, Inc.:
3.3% 3/1/21	5,232	5,489
4.875% 6/1/22	6,517	7,296
Aon Corp. 5% 9/30/20	4,000	4,424
Aon PLC 3.875% 12/15/25	6,215	6,687
Great-West Life & Annuity Insurance Co. 3.3563% 5/16/46 (a)(b)	1,929	1,649
Hartford Financial Services Group, Inc.:
5.125% 4/15/22	1,889	2,140
5.375% 3/15/17	149	152
Liberty Mutual Group, Inc. 5% 6/1/21 (a)	4,280	4,739
Marsh & McLennan Companies, Inc.:
2.55% 10/15/18	3,559	3,618
4.8% 7/15/21	3,265	3,620
MassMutual Global Funding II 2.45% 11/23/20 (a)	4,750	4,898
Metropolitan Life Global Funding I 2.3% 4/10/19 (a)	8,370	8,539
Pacific LifeCorp 6% 2/10/20 (a)	2,213	2,457
Prudential Financial, Inc.:
3.5% 5/15/24	7,629	7,998
4.5% 11/15/20	4,820	5,314
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (a)	4,303	4,910
TIAA Asset Management Finance LLC 2.95% 11/1/19 (a)	980	1,006
Unum Group:
4% 3/15/24	3,330	3,444
5.625% 9/15/20	5,021	5,618
7.125% 9/30/16	4,802	4,821
		91,762
Real Estate Investment Trusts - 3.0%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	723	731
4.6% 4/1/22	1,262	1,366
American Campus Communities Operating Partnership LP 3.35% 10/1/20	2,428	2,513
AvalonBay Communities, Inc.:
3.625% 10/1/20	1,583	1,680
4.2% 12/15/23	6,745	7,417
Boston Properties, Inc. 3.85% 2/1/23	3,900	4,199
Camden Property Trust 4.25% 1/15/24	2,807	3,036
Corporate Office Properties LP:
3.7% 6/15/21	2,256	2,327
5% 7/1/25	1,529	1,648
DDR Corp.:
3.625% 2/1/25	1,578	1,601
4.625% 7/15/22	1,318	1,432
4.75% 4/15/18	3,000	3,127
7.5% 4/1/17	2,748	2,836
Duke Realty LP:
3.625% 4/15/23	1,976	2,085
3.875% 10/15/22	3,009	3,204
6.75% 3/15/20	291	335
8.25% 8/15/19	57	67
Equity One, Inc. 3.75% 11/15/22	8,200	8,399
ERP Operating LP:
4.625% 12/15/21	3,194	3,579
4.75% 7/15/20	2,996	3,304
Federal Realty Investment Trust:
3% 8/1/22	1,518	1,578
5.9% 4/1/20	42	48
HCP, Inc. 4.25% 11/15/23	5,100	5,374
Health Care REIT, Inc.:
2.25% 3/15/18	1,651	1,666
4% 6/1/25	5,264	5,632
HRPT Properties Trust:
6.25% 6/15/17	1,361	1,377
6.65% 1/15/18	792	821
Kimco Realty Corp.:
3.2% 5/1/21	5,040	5,236
3.4% 11/1/22	2,493	2,612
Lexington Corporate Properties Trust 4.4% 6/15/24	1,190	1,221
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	3,051	3,111
4.5% 1/15/25	1,111	1,128
4.5% 4/1/27	3,298	3,335
4.95% 4/1/24	1,104	1,154
5.25% 1/15/26	3,160	3,393
Select Income REIT 2.85% 2/1/18	1,609	1,619
Simon Property Group LP 2.2% 2/1/19	3,118	3,178
		97,369
Real Estate Management & Development - 2.1%
Brandywine Operating Partnership LP:
3.95% 2/15/23	4,106	4,201
5.7% 5/1/17	2,338	2,402
Digital Realty Trust LP:
3.4% 10/1/20	3,292	3,431
3.625% 10/1/22	1,414	1,466
3.95% 7/1/22	2,154	2,278
Essex Portfolio LP:
3.875% 5/1/24	2,403	2,562
5.5% 3/15/17	3,558	3,630
Liberty Property LP:
4.125% 6/15/22	1,971	2,076
4.75% 10/1/20	7,111	7,702
5.5% 12/15/16	1,941	1,964
6.625% 10/1/17	2,744	2,880
Mack-Cali Realty LP:
2.5% 12/15/17	2,891	2,903
4.5% 4/18/22	1,234	1,261
7.75% 8/15/19	539	605
Mid-America Apartments LP:
4% 11/15/25	807	865
4.3% 10/15/23	696	754
Post Apartment Homes LP 3.375% 12/1/22	2,705	2,773
Regency Centers LP 3.75% 6/15/24	2,349	2,477
Tanger Properties LP:
3.75% 12/1/24	3,076	3,228
6.125% 6/1/20	4,208	4,780
Ventas Realty LP:
1.25% 4/17/17	1,643	1,643
3.125% 6/15/23	885	902
4.125% 1/15/26	4,120	4,460
Ventas Realty LP/Ventas Capital Corp. 2% 2/15/18	2,589	2,604
Washington Prime Group LP 3.85% 4/1/20	4,940	5,071
		68,918

TOTAL FINANCIALS		800,798

HEALTH CARE - 3.2%
Biotechnology - 0.7%
AbbVie, Inc.:
2.5% 5/14/20	4,086	4,179
2.9% 11/6/22	4,110	4,233
3.2% 11/6/22	3,165	3,307
Amgen, Inc.:
2.125% 5/1/20	3,530	3,583
5.85% 6/1/17	3,264	3,377
Celgene Corp. 2.875% 8/15/20	3,000	3,114
		21,793
Health Care Equipment & Supplies - 0.5%
Becton, Dickinson & Co. 2.675% 12/15/19	1,021	1,057
Danaher Corp. 2.4% 9/15/20	1,130	1,167
Medtronic, Inc. 2.5% 3/15/20	6,790	7,030
Zimmer Biomet Holdings, Inc. 1.45% 4/1/17	6,268	6,273
		15,527
Health Care Providers & Services - 1.3%
Aetna, Inc.:
2.4% 6/15/21	4,038	4,097
2.75% 11/15/22	597	606
Cardinal Health, Inc. 1.95% 6/15/18	936	945
Express Scripts Holding Co. 2.25% 6/15/19	5,140	5,224
McKesson Corp. 2.284% 3/15/19	3,330	3,394
UnitedHealth Group, Inc.:
1.4% 10/15/17	840	843
2.125% 3/15/21	4,680	4,767
2.7% 7/15/20	2,557	2,666
2.75% 2/15/23	684	708
3.35% 7/15/22	1,155	1,243
3.875% 10/15/20	5,296	5,736
WellPoint, Inc.:
3.125% 5/15/22	4,290	4,455
4.35% 8/15/20	5,502	5,976
		40,660
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.:
3.3% 2/15/22	3,414	3,584
4.15% 2/1/24	918	1,006
		4,590
Pharmaceuticals - 0.6%
Actavis Funding SCS:
2.35% 3/12/18	5,020	5,078
3% 3/12/20	2,840	2,935
Mylan N.V. 2.5% 6/7/19 (a)	1,677	1,698
Perrigo Co. PLC:
1.3% 11/8/16	911	911
3.5% 3/15/21	2,498	2,581
Perrigo Finance PLC 3.5% 12/15/21	833	855
Teva Pharmaceutical Finance Netherlands III BV:
2.2% 7/21/21	2,393	2,394
2.8% 7/21/23	1,715	1,722
Zoetis, Inc.:
3.25% 2/1/23	1,553	1,598
3.45% 11/13/20	887	927
		20,699

TOTAL HEALTH CARE		103,269

INDUSTRIALS - 1.9%
Aerospace & Defense - 0.3%
BAE Systems Holdings, Inc.:
2.85% 12/15/20 (a)	6,260	6,392
3.8% 10/7/24 (a)	2,162	2,285
		8,677
Airlines - 0.1%
Continental Airlines, Inc.:
6.648% 3/15/19	538	549
6.795% 2/2/20	18	19
6.9% 7/2/19	170	174
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	904	931
8.36% 1/20/19	686	716
		2,389
Building Products - 0.1%
Masco Corp. 3.5% 4/1/21	3,053	3,187
Electrical Equipment - 0.1%
Fortive Corp. 2.35% 6/15/21 (a)	2,288	2,319
Industrial Conglomerates - 0.7%
Covidien International Finance SA 6% 10/15/17	3,234	3,407
General Electric Co.:
2.7% 10/9/22	3,340	3,488
3.375% 3/11/24	5,802	6,349
Roper Technologies, Inc.:
2.05% 10/1/18	5,730	5,796
3% 12/15/20	3,140	3,271
		22,311
Machinery - 0.3%
Deere & Co. 2.6% 6/8/22	8,200	8,492
Ingersoll-Rand Luxembourg Finance SA 2.625% 5/1/20	924	944
		9,436
Trading Companies & Distributors - 0.3%
Air Lease Corp.:
3.375% 6/1/21	4,710	4,875
3.875% 4/1/21	3,200	3,372
4.75% 3/1/20	2,913	3,146
		11,393

TOTAL INDUSTRIALS		59,712

INFORMATION TECHNOLOGY - 1.6%
Electronic Equipment & Components - 0.4%
Amphenol Corp. 3.125% 9/15/21	1,119	1,161
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 4.42% 6/15/21 (a)	9,430	9,866
Tyco Electronics Group SA 6.55% 10/1/17	2,606	2,749
		13,776
IT Services - 0.3%
MasterCard, Inc. 3.375% 4/1/24	4,969	5,411
Visa, Inc. 2.8% 12/14/22	4,670	4,900
		10,311
Software - 0.3%
Oracle Corp. 2.5% 5/15/22	8,220	8,428
Technology Hardware, Storage & Peripherals - 0.6%
Apple, Inc. 1% 5/3/18	11,730	11,725
Hewlett Packard Enterprise Co. 3.6% 10/15/20 (a)	8,241	8,610
		20,335

TOTAL INFORMATION TECHNOLOGY		52,850

MATERIALS - 0.7%
Chemicals - 0.6%
Albemarle Corp. U.S. 3% 12/1/19	4,421	4,518
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 2.45% 5/1/20 (a)	2,969	2,978
Ecolab, Inc. 1.45% 12/8/17	2,207	2,213
The Dow Chemical Co. 4.125% 11/15/21	4,063	4,442
The Mosaic Co. 4.25% 11/15/23	5,095	5,433
		19,584
Metals & Mining - 0.1%
Vale Overseas Ltd. 6.25% 1/23/17	3,005	3,058

TOTAL MATERIALS		22,642

TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 1.8%
AT&T, Inc.:
2.3% 3/11/19	3,110	3,172
2.4% 3/15/17	4,504	4,539
2.45% 6/30/20	2,237	2,282
2.8% 2/17/21	7,750	7,987
3% 6/30/22	4,920	5,069
3.4% 5/15/25	4,920	5,066
5.875% 10/1/19	287	323
British Telecommunications PLC 2.35% 2/14/19	1,992	2,034
CenturyLink, Inc. 6.15% 9/15/19	3,860	4,188
SBA Tower Trust 3.156% 10/15/45 (a)	4,730	4,860
Verizon Communications, Inc.:
1.75% 8/15/21	3,200	3,174
3% 11/1/21	9,890	10,384
5.15% 9/15/23	4,000	4,675
		57,753
Wireless Telecommunication Services - 0.1%
America Movil S.A.B. de CV 2.375% 9/8/16	4,330	4,330

TOTAL TELECOMMUNICATION SERVICES		62,083

UTILITIES - 4.1%
Electric Utilities - 2.5%
AmerenUE 6.4% 6/15/17	3,867	4,024
Cleco Corporate Holdings LLC 3.743% 5/1/26 (a)	3,824	4,016
Commonwealth Edison Co. 4% 8/1/20	4,400	4,785
Duke Energy Corp. 1.8% 9/1/21	1,793	1,788
Duquesne Light Holdings, Inc. 6.4% 9/15/20 (a)	369	418
Edison International:
2.95% 3/15/23	1,206	1,241
3.75% 9/15/17	2,938	3,016
Entergy Corp. 4% 7/15/22	4,800	5,161
Eversource Energy:
2.5% 3/15/21	1,473	1,509
2.8% 5/1/23	4,679	4,795
Exelon Corp. 2.85% 6/15/20	934	967
FirstEnergy Corp.:
2.75% 3/15/18	3,372	3,406
4.25% 3/15/23	4,000	4,230
LG&E and KU Energy LLC 3.75% 11/15/20	19	20
Nevada Power Co.:
6.5% 5/15/18	6,784	7,367
6.5% 8/1/18	2,033	2,226
Pacific Gas & Electric Co.:
3.25% 9/15/21	662	701
3.25% 6/15/23	3,750	3,986
Pennsylvania Electric Co. 6.05% 9/1/17	844	878
PG&E Corp. 2.4% 3/1/19	489	499
PPL Capital Funding, Inc. 4.2% 6/15/22	4,268	4,656
Progress Energy, Inc. 4.4% 1/15/21	4,958	5,437
Southern Co. 2.35% 7/1/21	7,954	8,054
Tampa Electric Co. 5.4% 5/15/21	1,635	1,850
TECO Finance, Inc. 5.15% 3/15/20	1,709	1,881
Wisconsin Electric Power Co. 2.95% 9/15/21	768	810
Xcel Energy, Inc. 2.4% 3/15/21	1,730	1,776
		79,497
Gas Utilities - 0.4%
Florida Gas Transmission Co. LLC 4.35% 7/15/25 (a)	6,420	6,677
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	1,325	1,419
Texas Eastern Transmission LP 6% 9/15/17 (a)	5,603	5,838
		13,934
Independent Power and Renewable Electricity Producers - 0.1%
Emera U.S. Finance LP 2.7% 6/15/21 (a)	806	824
Southern Power Co. 2.375% 6/1/20	2,294	2,336
		3,160
Multi-Utilities - 1.1%
Ameren Illinois Co. 6.125% 11/15/17	455	479
Consolidated Edison Co. of New York, Inc. 4.45% 6/15/20	4,620	5,079
Dominion Resources, Inc.:
2% 8/15/21	1,125	1,128
2.9311% 9/30/66 (b)	4,542	3,588
3.4561% 6/30/66 (b)	4,221	3,714
NiSource Finance Corp.:
5.45% 9/15/20	313	352
6.4% 3/15/18	684	732
San Diego Gas & Electric Co. 3% 8/15/21	4,615	4,899
Sempra Energy:
2.3% 4/1/17	9,715	9,781
2.875% 10/1/22	1,677	1,733
Wisconsin Energy Corp. 6.25% 5/15/67 (b)	3,383	2,892
		34,377

TOTAL UTILITIES		130,968

TOTAL NONCONVERTIBLE BONDS
(Cost $1,592,928)		1,659,711

U.S. Government and Government Agency Obligations - 32.1%
U.S. Government Agency Obligations - 4.0%
Freddie Mac:
0.875% 7/19/19	$48,070	$47,807
1% 12/15/17	82,666	82,854

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		130,661

U.S. Treasury Obligations - 28.1%
U.S. Treasury Notes:
0.75% 7/15/19	24,934	24,812
1.375% 3/31/20 (c)	49,150	49,705
1.625% 4/30/19	70,400	71,739
1.75% 2/28/22	224,000	229,303
2.25% 3/31/21	63,700	66,696
2.375% 8/15/24	435,700	463,722

TOTAL U.S. TREASURY OBLIGATIONS		905,977

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,012,668)		1,036,638

U.S. Government Agency - Mortgage Securities - 1.0%
Fannie Mae - 0.6%
2.54% 6/1/42 (b)	328	341
2.627% 3/1/40 (b)	528	556
2.685% 12/1/39 (b)	240	253
2.72% 7/1/35 (b)	297	314
2.794% 12/1/33 (b)	2,469	2,607
2.801% 11/1/36 (b)	514	541
2.822% 4/1/35 (b)	1,448	1,524
2.951% 11/1/40 (b)	183	193
2.98% 9/1/41 (b)	218	228
2.991% 10/1/41 (b)	98	103
3.229% 7/1/41 (b)	325	343
3.352% 10/1/41 (b)	171	180
3.557% 7/1/41 (b)	418	440
5.5% 10/1/17 to 6/1/36	6,848	7,550
6.5% 2/1/17 to 8/1/36	2,763	3,221
7% 7/1/25 to 2/1/32	11	13
7.5% 11/1/22 to 8/1/29	122	140

TOTAL FANNIE MAE		18,547

Freddie Mac - 0.4%
3.193% 9/1/41 (b)	238	250
3.231% 4/1/41 (b)	242	252
3.286% 6/1/41 (b)	254	268
3.417% 5/1/41 (b)	194	203
3.627% 6/1/41 (b)	363	382
3.704% 5/1/41 (b)	321	338
4.5% 8/1/18	784	806
5% 3/1/19	1,120	1,155
5.5% 3/1/34 to 7/1/35	7,975	8,995
7.5% 7/1/27 to 1/1/33	32	39

TOTAL FREDDIE MAC		12,688

Ginnie Mae - 0.0%
7% 1/15/28 to 11/15/32	1,755	2,090
7.5% 3/15/28	0	0
8% 7/15/17 to 5/15/22	38	39

TOTAL GINNIE MAE		2,129

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $32,176)		33,364

Asset-Backed Securities - 3.9%
Accredited Mortgage Loan Trust Series 2005-1 Class M1, 1.1929% 4/25/35 (b)	$299	$279
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M2, 2.1744% 3/25/34 (b)	182	175
Ally Master Owner Trust:
Series 2012-4 Class A, 1.72% 7/15/19	2,004	2,011
Series 2012-5 Class A, 1.54% 9/15/19	8,500	8,525
Series 2014-4 Class A2, 1.43% 6/17/19	6,850	6,861
Series 2014-5 Class A2, 1.6% 10/15/19	650	652
Series 2015-3 Class A, 1.63% 5/15/20	8,120	8,149
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.5379% 12/25/33 (b)	19	17
Series 2004-R2 Class M3, 1.3129% 4/25/34 (b)	40	31
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.2679% 3/25/34 (b)	22	20
Series 2004-W11 Class M2, 1.5744% 11/25/34 (b)	253	245
Series 2004-W7 Class M1, 1.3129% 5/25/34 (b)	883	812
Series 2006-W4 Class A2C, 0.6844% 5/25/36 (b)	508	173
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.3494% 4/25/34 (b)	702	607
Series 2006-HE2 Class M1, 0.8944% 3/25/36 (b)	13	3
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, 1.6494% 2/25/35 (b)	1,597	1,445
Capital Auto Receivables Asset Trust Series 2016-1 Class A3, 1.71% 4/20/20	3,678	3,684
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.6644% 12/25/36 (b)	812	466
Chase Issuance Trust Series 2014-A7 Class A, 1.38% 11/15/19	8,520	8,544
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1.9794% 4/25/34 (b)	27	24
Series 2004-4 Class M2, 1.3194% 6/25/34 (b)	41	38
Discover Card Master Trust Series 2014-A5 Class A, 1.39% 4/15/20	11,890	11,928
Fannie Mae Series 2004-T5 Class AB3, 1.1662% 5/28/35 (b)	18	15
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.6994% 8/25/34 (b)	204	193
Ford Credit Auto Owner Trust:
Series 2014-2 Class A, 2.31% 4/15/26 (a)	12,535	12,799
Series 2015-1 Class A, 2.12% 7/15/26 (a)	7,657	7,755
Series 2016-1 Class A, 2.31% 8/15/27 (a)	6,130	6,239
Ford Credit Floorplan Master Owner Trust:
Series 2012-2 Class A, 1.92% 1/15/19	8,690	8,716
Series 2012-5 Class A, 1.49% 9/15/19	8,350	8,375
Fremont Home Loan Trust Series 2005-A:
Class M3, 1.2594% 1/25/35 (b)	427	367
Class M4, 1.5444% 1/25/35 (b)	157	84
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 1.2054% 2/25/47 (a)(b)	520	432
GE Business Loan Trust Series 2006-2A:
Class A, 0.6877% 11/15/34 (a)(b)	433	401
Class B, 0.7877% 11/15/34 (a)(b)	157	140
Class C, 0.8877% 11/15/34 (a)(b)	260	228
Class D, 1.2577% 11/15/34 (a)(b)	99	85
GMF Floorplan Owner Revolving Trust Series 2015-1 Class A1, 1.65% 5/15/20 (a)	5,774	5,766
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/34 (a)	88	2
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.8444% 8/25/33 (b)	183	170
Series 2003-5 Class A2, 1.2244% 12/25/33 (b)	15	14
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.7144% 1/25/37 (b)	766	537
JPMorgan Mortgage Acquisition Trust Series 2006-NC2 Class M2, 0.7879% 7/25/36 (b)	120	56
KeyCorp Student Loan Trust:
Series 1999-A Class A2, 0.9601% 12/27/29 (b)	15	15
Series 2006-A Class 2C, 1.7901% 3/27/42 (b)	2,280	1,125
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.8244% 5/25/37 (b)	122	3
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 1.2744% 7/25/34 (b)	74	62
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.4994% 7/25/34 (b)	125	118
Series 2006-FM1 Class A2B, 0.5979% 4/25/37 (b)	19	16
Series 2006-OPT1 Class A1A, 1.0444% 6/25/35 (b)	816	786
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 1.2044% 8/25/34 (b)	26	22
Series 2004-HE7 Class B3, 5.7744% 8/25/34 (b)	186	83
Series 2005-NC1 Class M1, 1.1844% 1/25/35 (b)	92	82
Series 2005-NC2 Class B1, 2.2794% 3/25/35 (b)	70	2
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1.0344% 9/25/35 (b)	642	604
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 2.3994% 9/25/34 (b)	240	219
Class M4, 2.6994% 9/25/34 (b)	308	191
Series 2005-WCH1 Class M4, 1.7694% 1/25/36 (b)	665	592
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.3244% 4/25/33 (b)	2	2
Santander Drive Auto Receivables Trust Series 2014-4 Class B, 1.82% 5/15/19	3,216	3,221
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.2829% 3/25/35 (b)	288	268
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.6025% 6/15/33 (b)	194	184
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 2.2494% 9/25/34 (b)	27	23
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.3844% 9/25/34 (b)	168	149
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 1.1901% 4/6/42 (a)(b)	1,748	769
Verizon Owner Trust Series 2016-1A Class A, 1.42% 1/20/21 (a)	5,682	5,685
Volkswagen Auto Loan Enhanced Trust Series 2013-2 Class A4, 1.16% 3/20/20	4,957	4,943
TOTAL ASSET-BACKED SECURITIES
(Cost $121,571)		126,227

Collateralized Mortgage Obligations - 1.8%
Private Sponsor - 0.0%
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.6944% 2/25/37 (b)	308	284
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.8243% 6/10/35 (a)(b)	175	143
Class B6, 3.3243% 6/10/35 (a)(b)	48	36
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.8046% 7/20/34 (b)	10	9

TOTAL PRIVATE SPONSOR		472

U.S. Government Agency - 1.8%
Fannie Mae:
pass-thru certificates Series 2012-127 Class DH, 4% 11/25/27	1,977	2,083
planned amortization class:
Series 2002-9 Class PC, 6% 3/25/17	4	4
Series 2015-28 Class P, 2.5% 5/25/45	15,926	16,307
Series 2013-16 Class GP, 3% 3/25/33	13,991	14,583
Series 2015-28 Class JE, 3% 5/25/45	11,352	11,838
Series 2016-19 Class AH, 3% 4/25/46	7,234	7,540
Freddie Mac:
planned amortization class:
Series 2356 Class GD, 6% 9/15/16	1	1
Series 2425 Class JH, 6% 3/15/17	21	21
Series 3820 Class DA, 4% 11/15/35	1,700	1,765
Series 3777 Class AC, 3.5% 12/15/25	3,074	3,220
Series 3949 Class MK, 4.5% 10/15/34	1,266	1,368

TOTAL U.S. GOVERNMENT AGENCY		58,730

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $59,340)		59,202

Commercial Mortgage Securities - 3.9%
7 WTC Depositor LLC Trust Series 2012-7WTC Class A, 4.0824% 3/13/31 (a)	2,228	2,250
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.4918% 2/14/43 (b)(d)	180	0
Banc of America Commercial Mortgage Trust Series 2007-3 Class A4, 5.5433% 6/10/49 (b)	4,228	4,288
Barclays Commercial Mortgage Securities LLC Series 2015-STP Class A, 3.3228% 9/10/28 (a)	6,157	6,361
Bayview Commercial Asset Trust floater:
Series 2003-2 Class M1, 1.7994% 12/25/33 (a)(b)	19	17
Series 2005-4A:
Class A2, 0.9144% 1/25/36 (a)(b)	303	261
Class B1, 1.9244% 1/25/36 (a)(b)	21	16
Class M1, 0.9744% 1/25/36 (a)(b)	98	81
Class M2, 0.9944% 1/25/36 (a)(b)	47	38
Class M3, 1.0244% 1/25/36 (a)(b)	43	35
Class M4, 1.1344% 1/25/36 (a)(b)	38	30
Class M5, 1.1744% 1/25/36 (a)(b)	38	29
Class M6, 1.2244% 1/25/36 (a)(b)	40	30
Series 2006-3A Class M4, 0.9544% 10/25/36 (a)(b)	20	15
Series 2007-1 Class A2, 0.7944% 3/25/37 (a)(b)	234	197
Series 2007-2A:
Class A1, 0.7944% 7/25/37 (a)(b)	247	213
Class A2, 0.8444% 7/25/37 (a)(b)	232	184
Class M1, 0.8944% 7/25/37 (a)(b)	108	82
Class M2, 0.9344% 7/25/37 (a)(b)	59	42
Class M3, 1.0144% 7/25/37 (a)(b)	46	32
Series 2007-3:
Class A2, 0.8144% 7/25/37 (a)(b)	189	150
Class M1, 0.8344% 7/25/37 (a)(b)	64	49
Class M2, 0.8644% 7/25/37 (a)(b)	68	50
Class M3, 0.8944% 7/25/37 (a)(b)	108	73
Class M4, 1.0244% 7/25/37 (a)(b)	128	86
Class M5, 1.1244% 7/25/37 (a)(b)	83	41
Series 2007-4A Class M1, 1.4379% 9/25/37 (a)(b)	55	18
C-BASS Trust floater Series 2006-SC1 Class A, 0.7579% 5/25/36 (a)(b)	25	25
CD Commercial Mortgage Trust Series 2007-CD5 Class A1A, 5.8% 11/15/44	3,895	4,022
CGBAM Commercial Mortgage Trust Series 2015-SMRT:
Class A, 2.808% 4/10/28 (a)	4,927	5,072
Class D, 3.768% 4/10/28 (a)(b)	1,568	1,582
Citigroup Commercial Mortgage Trust:
sequential payer Series 2006-C5 Class A1A, 5.425% 10/15/49	1,101	1,102
Series 2013-GC11 Class A1, 0.754% 4/10/46	823	821
COMM Mortgage Trust:
Series 2013-LC6 Class ASB, 2.478% 1/10/46	7,820	8,007
Series 2014-CR15 Class A2, 2.928% 2/10/47	6,199	6,379
Series 2014-UBS3 Class A2, 2.844% 6/10/47	6,830	7,025
COMM Mortgage Trust pass-thru certificates:
floater Series 2005-F10A Class J, 1.3577% 4/15/17 (a)(b)	57	57
sequential payer Series 2006-C8 Class A4, 5.306% 12/10/46	2,846	2,845
Credit Suisse Commercial Mortgage Trust sequential payer:
Series 2007-C2 Class A3, 5.542% 1/15/49 (b)	2,140	2,152
Series 2007-C3 Class A4, 5.6994% 6/15/39 (b)	381	386
CSMC Series 2015-TOWN:
Class B, 2.4077% 3/15/17 (a)(b)	615	604
Class C, 2.7577% 3/15/17 (a)(b)	599	586
Class D, 3.7077% 3/15/17 (a)(b)	1,992	1,953
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class BFX, 3.4949% 12/15/34 (a)(b)	6,240	6,450
Class CFX, 3.4949% 12/15/34 (a)(b)	2,801	2,857
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	8,174	8,262
Greenwich Capital Commercial Funding Corp. sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	5,392	5,423
GS Mortgage Securities Corp. Trust Series 2013-C, 2.974% 1/10/30 (a)	1,030	1,031
GS Mortgage Securities Trust sequential payer Series 2006-GG8 Class A1A, 5.547% 11/10/39	412	411
Hilton U.S.A. Trust Series 2013-HLT:
Class CFX, 3.7141% 11/5/30 (a)	750	752
Class DFX, 4.4065% 11/5/30 (a)	5,778	5,797
JPMorgan Chase Commercial Mortgage Securities Trust sequential payer:
Series 2007-LD11 Class A4, 5.7416% 6/15/49 (b)	131	133
Series 2007-LDPX Class A3, 5.42% 1/15/49	2,442	2,467
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2007-C1 Class A4, 5.424% 2/15/40	65	65
Series 2007-C2 Class A3, 5.43% 2/15/40	288	291
Series 2007-C7 Class A3, 5.866% 9/15/45	1,929	2,002
Merrill Lynch Mortgage Trust Series 2005-LC1 Class F, 5.4984% 1/12/44 (a)(b)	272	271
Merrill Lynch-CFC Commercial Mortgage Trust sequential payer:
Series 2007-5 Class A4, 5.378% 8/12/48	36	36
Series 2007-9 Class A4, 5.7% 9/12/49	285	295
Morgan Stanley Capital I Trust:
floater Series 2006-XLF Class C, 1.708% 7/15/19 (a)(b)	161	161
sequential payer Series 2011-C2 Class A4, 4.661% 6/15/44 (a)	2,641	2,947
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (a)	149	72
SCG Trust Series 2013-SRP1 Class A, 1.8814% 11/15/26 (a)(b)	3,591	3,589
Wachovia Bank Commercial Mortgage Trust:
sequential payer:
Series 2006-C29 Class A1A, 5.297% 11/15/48	2,108	2,116
Series 2007-C30 Class A5, 5.342% 12/15/43	9,961	10,042
Series 2007-C32 Class A3, 5.7021% 6/15/49 (b)	2,049	2,095
Series 2007-C33 Class A5, 5.9484% 2/15/51 (b)	799	822
Series 2006-C26 Class A1A, 6.009% 6/15/45 (b)	424	423
WF-RBS Commercial Mortgage Trust Series 2013-C11 Class ASB, 2.63% 3/15/45	8,690	8,979
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $121,015)		125,075

Municipal Securities - 0.4%
Illinois Gen. Oblig. Series 2011, 5.877% 3/1/19
(Cost $11,325)	10,620	11,522

Bank Notes - 2.0%
Capital One Bank NA 2.25% 2/13/19	6,545	6,623
Discover Bank:
(Delaware) 3.2% 8/9/21	$3,500	$3,595
3.1% 6/4/20	3,441	3,540
Fifth Third Bank 2.875% 10/1/21	3,440	3,592
JPMorgan Chase Bank 6% 10/1/17	12,071	12,655
KeyBank NA 2.35% 3/8/19	4,690	4,778
PNC Bank NA:
2.2% 1/28/19	3,285	3,343
2.45% 11/5/20	4,458	4,572
RBS Citizens NA 2.5% 3/14/19	1,899	1,928
Regions Bank 7.5% 5/15/18	1,200	1,310
Regions Financial Corp. 2.25% 9/14/18	3,080	3,097
SunTrust Bank 2.75% 5/1/23	4,300	4,353
Union Bank NA 2.125% 6/16/17	4,300	4,333
Wachovia Bank NA 6% 11/15/17	5,655	5,961
TOTAL BANK NOTES
(Cost $62,148)		63,680
	Shares	Value (000s)

Fixed-Income Funds - 2.5%
Fidelity Specialized High Income Central Fund (e)
(Cost $80,994)	787,829	81,194

Money Market Funds - 0.5%
Fidelity Cash Central Fund, 0.42% (f)
(Cost $14,880)	14,879,605	14,880
TOTAL INVESTMENT PORTFOLIO - 99.5%
(Cost $3,109,045)		3,211,493
NET OTHER ASSETS (LIABILITIES) - 0.5%		16,525
NET ASSETS - 100%		$3,228,018

Swaps

Underlying Reference	Rating(1)	Expiration Date	Clearinghouse/Counterparty	Fixed Payment Received/(Paid)	Notional Amount (000s)(2)	Value (000s)(1)	Upfront Premium Received/(Paid) (000s)	Unrealized Appreciation/(Depreciation) (000s)
Credit Default Swaps
Sell Protection
Morgan Stanley ABS Capital I Inc Series 2004-NC8 Class B3	C	Oct. 2034	Merrill Lynch International	4.60%	USD 11	$0	$0	$0

 (1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

 (2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $327,480,000 or 10.1% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $750,000.

 (d) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$140
Fidelity Specialized High Income Central Fund	4,242
Total	$4,382

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Specialized High Income Central Fund	$75,610	$4,242	$--	$81,194	9.7%
Total	$75,610	$4,242	$--	$81,194

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Corporate Bonds	$1,659,711	$--	$1,659,711	$--
U.S. Government and Government Agency Obligations	1,036,638	--	1,036,638	--
U.S. Government Agency - Mortgage Securities	33,364	--	33,364	--
Asset-Backed Securities	126,227	--	123,881	2,346
Collateralized Mortgage Obligations	59,202	--	59,202	--
Commercial Mortgage Securities	125,075	--	124,843	232
Municipal Securities	11,522	--	11,522	--
Bank Notes	63,680	--	63,680	--
Fixed-Income Funds	81,194	81,194	--	--
Money Market Funds	14,880	14,880	--	--
Total Investments in Securities:	$3,211,493	$96,074	$3,112,841	$2,578
Derivative Instruments:
Liabilities
Swaps	$--	$--	$--	$--
Total Liabilities	$--	$--	$--	$--
Total Derivative Instruments:	$--	$--	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
(Amounts in thousands)	Asset	Liability
Credit Risk
Swaps(a)	$0	$0
Total Credit Risk	0	0
Total Value of Derivatives	$0	$0

 (a) For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)		August 31, 2016
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $3,013,171)	$3,115,419
Fidelity Central Funds (cost $95,874)	96,074
Total Investments (cost $3,109,045)		$3,211,493
Receivable for investments sold		28
Receivable for fund shares sold		1,536
Interest receivable		19,242
Distributions receivable from Fidelity Central Funds		9
Other receivables		124
Total assets		3,232,432
Liabilities
Payable to custodian bank	$20
Payable for investments purchased	2
Payable for fund shares redeemed	2,810
Distributions payable	252
Accrued management fee	830
Transfer agent fee payable	268
Other affiliated payables	109
Other payables and accrued expenses	123
Total liabilities		4,414
Net Assets		$3,228,018
Net Assets consist of:
Paid in capital		$3,146,421
Undistributed net investment income		5,987
Accumulated undistributed net realized gain (loss) on investments		(26,838)
Net unrealized appreciation (depreciation) on investments		102,448
Net Assets, for 291,626 shares outstanding		$3,228,018
Net Asset Value, offering price and redemption price per share ($3,228,018 ÷ 291,626 shares)		$11.07

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Year ended August 31, 2016
Investment Income
Interest		$96,197
Income from Fidelity Central Funds		4,382
Total income		100,579
Expenses
Management fee	$9,834
Transfer agent fees	3,166
Fund wide operations fee	1,233
Independent trustees' fees and expenses	14
Miscellaneous	6
Total expenses before reductions	14,253
Expense reductions	(1)	14,252
Net investment income (loss)		86,327
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	9,977
Swaps	4
Total net realized gain (loss)		9,981
Change in net unrealized appreciation (depreciation) on: Investment securities	42,546
Swaps	16
Total change in net unrealized appreciation (depreciation)		42,562
Net gain (loss)		52,543
Net increase (decrease) in net assets resulting from operations		$138,870

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2016	Year ended August 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$86,327	$83,367
Net realized gain (loss)	9,981	13,226
Change in net unrealized appreciation (depreciation)	42,562	(60,007)
Net increase (decrease) in net assets resulting from operations	138,870	36,586
Distributions to shareholders from net investment income	(76,728)	(74,878)
Share transactions
Proceeds from sales of shares	617,461	525,925
Reinvestment of distributions	73,528	71,952
Cost of shares redeemed	(706,256)	(831,169)
Net increase (decrease) in net assets resulting from share transactions	(15,267)	(233,292)
Total increase (decrease) in net assets	46,875	(271,584)
Net Assets
Beginning of period	3,181,143	3,452,727
End of period	$3,228,018	$3,181,143
Other Information
Undistributed net investment income end of period	$5,987	$7,688
Shares
Sold	56,572	47,999
Issued in reinvestment of distributions	6,748	6,564
Redeemed	(64,760)	(75,874)
Net increase (decrease)	(1,440)	(21,311)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Intermediate Bond Fund

Years ended August 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.85	$10.98	$10.79	$11.13	$10.89
Income from Investment Operations
Net investment income (loss)A	.297	.276	.281	.269	.312
Net realized and unrealized gain (loss)	.188	(.158)	.166	(.367)	.212
Total from investment operations	.485	.118	.447	(.098)	.524
Distributions from net investment income	(.265)	(.248)	(.251)	(.242)	(.284)
Tax return of capital	–	–	(.006)	–	–
Total distributions	(.265)	(.248)	(.257)	(.242)	(.284)
Net asset value, end of period	$11.07	$10.85	$10.98	$10.79	$11.13
Total ReturnB	4.53%	1.08%	4.18%	(.91)%	4.88%
Ratios to Average Net AssetsC,D
Expenses before reductions	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	2.73%	2.52%	2.58%	2.43%	2.85%
Supplemental Data
Net assets, end of period (in millions)	$3,228	$3,181	$3,453	$3,495	$4,109
Portfolio turnover rateE	58%	53%	109%	118%	115%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended August 31, 2016
(Amounts in thousands except percentages)

1. Organization.

Fidelity Intermediate Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Specialized High Income Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Loans & Direct Debt Instruments Restricted Securities	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2016 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2016, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to swaps, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$102,984
Gross unrealized depreciation	(7,737)
Net unrealized appreciation (depreciation) on securities	$95,247
Tax Cost	$3,116,246

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$(10,279)
Net unrealized appreciation (depreciation) on securities and other investments	$95,246

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration

2018	$(10,279)

The tax character of distributions paid was as follows:

	August 31, 2016	August 31, 2015
Ordinary Income	$76,728	$ 74,878

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swaps	$4	$16
Totals	$4	$16

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $485,988 and $508,939, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .31% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of .10% of the Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund level expenses (which do not include transfer agent, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% of the Fund's average net assets less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annual rate of .04% of average net assets.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $6 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $56.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

11. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity Intermediate Bond Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Intermediate Bond Fund (the Fund), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of August 31, 2016, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2016, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Intermediate Bond Fund as of August 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
October 19, 2016

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Jonathan Chiel, Jennifer Toolin McAuliffe, and Mark A. Murray, each of the Trustees oversees 244 funds. Mr. Chiel oversees 111 funds. Ms. McAuliffe and Mr. Murray each oversees 191 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as President (2013-present) and Chief Executive Officer (2014-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present), Chairman and Director of FMR (investment adviser firm, 2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Ms. McAuliffe previously served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)

Year of Election or Appointment: 2007

Trustee

Mr. Keyes also serves as Trustee of other Fidelity® funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (U.K.) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jeffrey S. Christian (1961)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Christian also serves as Assistant Treasurer of other funds. Mr. Christian is an employee of Fidelity Investments (2003-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)

Year of Election or Appointment: 2015

Vice President

Mr. Goebel serves as Vice President of other funds and is an employee of Fidelity Investments (2001-present). Mr. Goebel serves as Senior Vice President of Fidelity Management & Research Company (FMR) (investment adviser firm, 2016-present). Previously, Mr. Goebel served as Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-2015), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-2015), and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-2015); General Counsel, Secretary, and Senior Vice President of FMR (investment adviser firm, 2008-2015) and FMR Co., Inc. (investment adviser firm, 2008-2015); Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-2015) and Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2008-2015); Chief Legal Officer (CLO) of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-2015); Secretary and CLO of certain Fidelity® funds (2008-2015); Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

John F. Papandrea (1972)

Year of Election or Appointment: 2016

Anti-Money Laundering (AML) Officer

Mr. Papandrea also serves as AML Officer of other funds. Mr. Papandrea is Vice President of FMR LLC (diversified financial services company, 2008-present) and is an employee of Fidelity Investments (2005-present).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of FMR Investment Management (U.K.) Limited (investment adviser firm, 2015-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Christine J. Thompson (1958)

Year of Election or Appointment: 2015

Vice President of Fidelity's Bond Funds

Ms. Thompson also serves as Vice President of other funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments (1985-present). Previously, Ms. Thompson served as Vice President of Fidelity's Bond Funds (2010-2012).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2016 to August 31, 2016).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2016	Ending Account Value August 31, 2016	Expenses Paid During Period-B March 1, 2016 to August 31, 2016
Actual	.45%	$1,000.00	$1,032.60	$2.30
Hypothetical-C		$1,000.00	$1,022.87	$2.29

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio. In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .005%.

 C 5% return per year before expenses

Distributions (Unaudited)

A total of 16.60% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $43,415,722 of distributions paid during the period January 1, 2016, to August 31, 2016 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2017 of amounts for use in preparing 2016 income tax returns.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

IBF-ANN-1016
1.703559.119

Fidelity® Series Government Money Market Fund Fidelity® Series Government Money Market Fund Class F Annual Report August 31, 2016

Contents

Investment Summary/Performance
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544, or for Class F, call 1-800-835-5092, to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification

Days	% of fund's investments 8/31/16
1 - 7	29.9
8 - 30	19.8
31 - 60	19.2
61 - 90	16.4
91 - 180	14.7

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of August 31, 2016
U.S. Treasury Debt	15.8%
U.S. Government Agency Debt	58.5%
Repurchase Agreements	26.1%
Net Other Assets (Liabilities)*	(0.4)%

 * Net Other Assets (Liabilities) are not included in the pie chart.

Current And Historical 7-Day Yields

	8/31/16	5/31/16
Fidelity® Series Government Money Market Fund	0.27%	0.18%
Fidelity® Series Government Money Market Fund Class F	0.27%	0.18%

Yield refers to the income paid by the Fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending August 31, 2016, the most recent period shown in the table, would have been .20% for Series Government Money Market Fund and .23% for Series Government Money Market Fund Class F.

Investments August 31, 2016

Showing Percentage of Net Assets

U.S. Treasury Debt - 15.8%
	Yield(a)	Principal Amount	Value
U.S. Treasury Obligations - 15.8%
U.S. Treasury Bills
10/20/16 to 2/23/17	0.30 to 0.45%	$464,000,000	$463,402,876
U.S. Treasury Bonds
11/15/16	0.37	25,000,000	25,362,165
U.S. Treasury Notes
9/15/16 to 2/15/17	0.25 to 0.46	293,675,000	294,253,743
TOTAL U.S. TREASURY DEBT
(Cost $783,018,784)			783,018,784

U.S. Government Agency Debt - 58.5%
Federal Agencies - 58.5%
Fannie Mae
1/11/18	0.63 (b)	25,000,000	25,000,000
Federal Farm Credit Bank
9/8/16	0.44	10,000,000	9,999,998
Federal Home Loan Bank
9/2/16 to 9/6/17	0.30 to 0.71(b)(c)	2,823,000,000	2,821,782,810
Freddie Mac
11/16/16 to 1/12/18	0.44 to 0.64 (b)	50,000,000	49,976,778
TOTAL U.S. GOVERNMENT AGENCY DEBT
(Cost $2,906,759,586)			2,906,759,586

U.S. Government Agency Repurchase Agreement - 15.4%
	Maturity Amount	Value
In a joint trading account at 0.34% dated 8/31/16 due 9/1/16 (Collateralized by U.S. Government Obligations) #	$438,250,101	$438,246,000
With:
BNP Paribas, S.A. at 0.35%, dated 7/8/16 due 9/7/16 (Collateralized by U.S. Government Obligations valued at $4,085,886, 0.00% - 7.25%, 4/27/17 - 7/20/46)	4,002,372	4,000,000
Citibank NA at:
0.33%, dated 8/30/16 due 9/6/16 (Collateralized by U.S. Treasury Obligations valued at $4,088,336, 0.13% - 2.45%, 4/09/18 - 3/01/45)	4,000,257	4,000,000
0.34%, dated 8/30/16 due 9/6/16 (Collateralized by U.S. Treasury Obligations valued at $26,754,999, 0.13% - 7.50%, 9/15/16 - 3/01/45)	26,001,719	26,000,000
Deutsche Bank Securities, Inc. at:
0.35%, dated 8/31/16 due 9/1/16 (Collateralized by U.S. Treasury Obligations valued at $2,040,107, 2.25%, 11/30/17)	2,000,019	2,000,000
0.37%, dated 8/31/16 due 9/1/16 (Collateralized by U.S. Treasury Obligations valued at $7,140,171, 2.25%, 11/30/17)	7,000,072	7,000,000
ING Financial Markets LLC at:
0.38%, dated 8/3/16 due 10/3/16 (Collateralized by U.S. Government Obligations valued at $3,061,471, 5.00%, 3/01/40)	3,001,932	3,000,000
0.4%, dated 8/26/16 due 11/1/16 (Collateralized by U.S. Government Obligations valued at $4,080,400, 4.00% - 5.00%, 8/01/26 - 3/01/40)	4,002,978	4,000,000
0.41%, dated:
8/23/16 due 10/5/16:
(Collateralized by U.S. Government Obligations valued at $9,181,788, 3.50%, 12/01/42)	9,009,225	9,000,000
(Collateralized by U.S. Government Obligations valued at $7,144,566, 3.50%, 12/01/42)	7,007,175	7,000,000
8/24/16 due 10/5/16:
(Collateralized by U.S. Government Obligations valued at $10,201,118, 3.50%, 8/01/42 - 12/01/42)	10,010,250	10,000,000
(Collateralized by U.S. Government Obligations valued at $10,202,440, 3.50%, 12/01/42)	10,010,364	10,000,000
8/30/16 due 10/5/16 (Collateralized by U.S. Government Obligations valued at $9,181,788, 3.50%, 12/01/42)	9,009,225	9,000,000
0.42%, dated:
7/6/16 due 9/1/16:
(Collateralized by U.S. Government Obligations valued at $5,103,675, 4.00%, 8/01/26)	5,005,250	5,000,000
(Collateralized by U.S. Government Obligations valued at $5,103,675, 4.00%, 8/01/26)	5,005,308	5,000,000
7/12/16 due 10/5/16 (Collateralized by U.S. Government Obligations valued at $9,185,871, 3.50%, 12/01/42)	9,009,555	9,000,000
Merrill Lynch, Pierce, Fenner & Smith at 0.36%, dated 8/17/16 due 9/7/16 (Collateralized by U.S. Government Obligations valued at $26,523,978, 4.00%, 5/20/42)	26,015,860	26,000,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at:
0.39%, dated:
8/3/16 due 9/1/16 (Collateralized by U.S. Government Obligations valued at $7,142,243, 3.02% - 5.00%, 6/01/39 - 8/01/46)	7,002,199	7,000,000
8/4/16 due 10/7/16 (Collateralized by U.S. Government Obligations valued at $5,101,547, 3.04% - 5.00%, 6/15/39 - 6/01/46)	5,003,467	5,000,000
8/8/16 due 10/11/16 (Collateralized by U.S. Government Obligations valued at $7,141,857, 2.89% - 5.00%, 2/01/39 - 6/01/46)	7,004,853	7,000,000
8/9/16 due 10/12/16 (Collateralized by U.S. Government Obligations valued at $15,303,812, 2.33% - 5.00%, 11/01/33 - 8/01/46)	15,010,400	15,000,000
8/17/16 due 10/17/16 (Collateralized by U.S. Government Obligations valued at $4,080,664, 3.04% - 3.50%, 11/01/44 - 9/01/46)	4,002,643	4,000,000
8/24/16 due:
10/26/16 (Collateralized by U.S. Government Obligations valued at $7,140,619, 2.40% - 5.00%, 6/20/31 - 7/01/46)	7,004,778	7,000,000
10/28/16 (Collateralized by U.S. Government Obligations valued at $9,180,796, 2.37% - 4.50%, 11/01/33 - 8/01/46)	9,006,338	9,000,000
0.44%, dated 7/25/16 due 10/24/16 (Collateralized by U.S. Government Obligations valued at $4,081,895, 3.04% - 5.00%, 8/01/36 - 8/01/46)	4,004,449	4,000,000
Mizuho Securities U.S.A., Inc. at 0.5%, dated 8/8/16 due 9/7/16 (Collateralized by U.S. Government Obligations valued at $9,273,090, 3.00%, 1/25/43)	9,011,375	9,000,000
RBC Capital Markets Corp. at:
0.34%, dated 7/5/16 due 9/6/16 (Collateralized by U.S. Government Obligations valued at $9,185,039, 0.76% - 5.00%, 9/01/28 - 8/01/46)	9,005,355	9,000,000
0.35%, dated:
7/1/16 due 9/1/16 (Collateralized by U.S. Government Obligations valued at $6,123,689, 2.31% - 5.00%, 9/01/28 - 8/01/46)	6,003,617	6,000,000
7/11/16 due 9/7/16 (Collateralized by U.S. Government Obligations valued at $12,265,749, 1.50% - 4.00%, 9/01/28 - 7/01/46)	12,007,467	12,000,000
7/15/16 due 9/7/16 (Collateralized by U.S. Government Obligations valued at $9,184,284, 1.88% - 5.00%, 9/01/28 - 7/01/46)	9,005,425	9,000,000
7/18/16 due 9/7/16 (Collateralized by U.S. Government Obligations valued at $13,265,835, 1.88% - 5.50%, 9/01/28 - 7/01/46)	13,007,583	13,000,000
7/19/16 due 9/7/16 (Collateralized by U.S. Government Obligations valued at $4,081,779, 2.82% - 4.00%, 3/01/40 - 7/01/46)	4,002,411	4,000,000
7/20/16 due 9/7/16 (Collateralized by U.S. Government Obligations valued at $5,102,132, 2.82% - 5.00%, 9/15/39 - 8/01/46)	5,003,014	5,000,000
8/3/16 due 9/7/16 (Collateralized by U.S. Government Obligations valued at $9,182,601, 2.50% - 5.00%, 9/01/28 - 7/01/46)	9,005,338	9,000,000
0.36%, dated 8/30/16 due 9/7/16 (Collateralized by U.S. Government Obligations valued at $3,061,003, 2.45% - 4.00%, 3/01/40 - 7/01/46)	3,001,650	3,000,000
Wells Fargo Securities, LLC at:
0.34%, dated:
8/25/16 due 9/1/16 (Collateralized by U.S. Government Obligations valued at $4,080,270, 3.50%, 6/01/46)	4,000,264	4,000,000
8/30/16 due 9/6/16 (Collateralized by U.S. Government Obligations valued at $26,520,502, 3.50%, 6/01/46)	26,001,719	26,000,000
0.42%, dated:
7/7/16 due 9/7/16 (Collateralized by U.S. Government Obligations valued at $17,351,329, 3.50%, 6/01/46)	17,012,297	17,000,000
7/11/16 due 9/9/16 (Collateralized by U.S. Government Obligations valued at $4,082,476, 3.50%, 6/01/46)	4,002,800	4,000,000
TOTAL U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENT
(Cost $766,246,000)		766,246,000

U.S. Treasury Repurchase Agreement - 10.7%
With:
Barclays Capital, Inc. at 0.34%, dated 8/31/16 due 9/1/16 (Collateralized by U.S. Treasury Obligations valued at $10,200,136, 0.00% - 6.75%, 1/31/17 - 8/15/27)	10,000,094	10,000,000
BNP Paribas, S.A. at:
0.33%, dated:
7/8/16 due 9/7/16 (Collateralized by U.S. Treasury Obligations valued at $21,567,218, 1.38% - 8.13%, 11/30/18 - 5/15/44)	21,011,743	21,000,000
7/22/16 due 9/7/16 (Collateralized by U.S. Treasury Obligations valued at $21,561,408, 0.00% - 3.75%, 9/15/16 - 5/15/44)	21,011,935	21,000,000
0.36%, dated 8/15/16 due 9/7/16 (Collateralized by U.S. Treasury Obligations valued at $13,278,176, 0.00% - 5.25%, 9/15/16 - 5/15/44)	13,011,830	13,000,000
0.37%, dated:
8/26/16 due 9/7/16 (Collateralized by U.S. Treasury Obligations valued at $31,932,066, 3.63% - 3.75%, 8/15/43 - 11/15/43)	31,027,719	31,000,000
8/29/16 due 9/7/16 (Collateralized by U.S. Treasury Obligations valued at $46,921,629, 1.38% - 7.13%, 5/31/20 - 11/15/43)	46,040,186	46,000,000
Commerz Markets LLC at 0.5%, dated 8/31/16 due 9/1/16 (Collateralized by U.S. Treasury Obligations valued at $75,482,426, 1.50%, 5/31/20)	74,001,028	74,000,000
Deutsche Bank Securities, Inc. at:
0.34%, dated 8/31/16 due 9/1/16 (Collateralized by U.S. Treasury Obligations valued at $7,140,068, 2.25%, 11/30/17)	7,000,066	7,000,000
0.35%, dated 8/31/16 due 9/1/16 (Collateralized by U.S. Treasury Obligations valued at $10,200,127, 2.25%, 11/30/17)	10,000,097	10,000,000
0.37%, dated 8/17/16 due 9/1/16 (Collateralized by U.S. Treasury Obligations valued at $11,221,734, 1.38%, 10/31/20)	11,001,696	11,000,000
Mizuho Securities U.S.A., Inc. at 0.33%, dated 8/31/16 due 9/1/16 (Collateralized by U.S. Treasury Obligations valued at $13,360,774, 1.75%, 9/30/22)	13,000,119	13,000,000
Nomura Securities International, Inc. at 0.38%, dated 8/29/16 due 9/6/16 (Collateralized by U.S. Treasury Obligations valued at $76,248,120, 2.25%, 11/15/25)	74,006,249	74,000,000
RBC Capital Markets Corp. at:
0.33%, dated 7/27/16 due 9/7/16 (Collateralized by U.S. Treasury Obligations valued at $34,743,245, 0.63% - 8.75%, 5/31/17 - 11/15/43)	34,019,635	34,000,000
0.34%, dated 8/29/16 due 9/7/16 (Collateralized by U.S. Treasury Obligations valued at $48,963,818, 0.36% - 8.75%, 5/15/17 - 2/15/44)	48,024,027	48,000,000
RBS Securities, Inc. at 0.33%, dated 8/31/16 due 9/1/16 (Collateralized by U.S. Treasury Obligations valued at $10,202,429, 1.00% - 1.50%, 5/31/19 - 9/30/19)	10,000,092	10,000,000
Royal Bank of Canada at:
0.33%, dated 8/25/16 due 9/1/16 (Collateralized by U.S. Treasury Obligations valued at $8,217,685, 2.13% - 2.25%, 12/31/22 - 8/15/46)	8,000,513	8,000,000
0.34%, dated:
8/24/16 due 9/7/16 (Collateralized by U.S. Treasury Obligations valued at $19,560,872, 2.00% - 2.25%, 9/30/20 - 8/15/46)	19,002,512	19,000,000
8/26/16 due 9/2/16 (Collateralized by U.S. Treasury Obligations valued at $17,323,719, 2.00% - 2.25%, 2/28/21 - 8/15/46)	17,001,124	17,000,000
8/29/16 due 9/6/16 (Collateralized by U.S. Treasury Obligations valued at $17,319,233, 2.00% - 2.25%, 2/28/21 - 8/15/46)	17,001,284	17,000,000
8/30/16 due 9/6/16 (Collateralized by U.S. Treasury Obligations valued at $15,429,338, 2.25%, 3/31/21)	15,000,992	15,000,000
8/31/16 due 9/1/16 (Collateralized by U.S. Treasury Obligations valued at $9,178,404, 1.13%, 8/31/21)	9,000,085	9,000,000
0.35%, dated 8/31/16 due 9/7/16 (Collateralized by U.S. Treasury Obligations valued at $9,232,501, 1.38%, 3/31/20)	9,000,613	9,000,000
Wells Fargo Securities, LLC at 0.4%, dated:
7/5/16 due 9/2/16 (Collateralized by U.S. Treasury Obligations valued at $5,103,368, 0.63%, 6/30/17)	5,003,278	5,000,000
7/7/16 due 9/7/16 (Collateralized by U.S. Treasury Obligations valued at $7,144,515, 0.63%, 6/30/17)	7,004,822	7,000,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $529,000,000)		529,000,000
TOTAL INVESTMENT PORTFOLIO - 100.4%
(Cost $4,985,024,370)		4,985,024,370
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(19,410,154)
NET ASSETS - 100%		$4,965,614,216

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value
$438,246,000 due 9/01/16 at 0.34%
BNP Paribas, S.A.	$25,206,971
BNY Mellon Capital Markets LLC	7,447,514
Bank of America NA	32,058,685
Bank of Nova Scotia	2,707,939
Citibank NA	22,915,429
Credit Agricole CIB New York Branch	56,234,462
Credit Suisse Securities (USA) LLC	159,262,230
ING Financial Markets LLC	2,291,543
J.P. Morgan Securities, Inc.	13,749,257
Mizuho Securities USA, Inc.	17,186,571
Societe Generale	3,597,722
Wells Fargo Bank, NA	13,176,371
Wells Fargo Securities LLC	82,411,306
$438,246,000

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2016
Assets
Investment in securities, at value (including repurchase agreements of $1,295,246,000) — See accompanying schedule: Unaffiliated issuers (cost $4,985,024,370)		$4,985,024,370
Cash		676
Receivable for fund shares sold		11,296,941
Interest receivable		2,441,641
Prepaid expenses		17,593
Receivable from investment adviser for expense reductions		168,984
Total assets		4,998,950,205
Liabilities
Payable for investments purchased
Regular delivery	$24,164,724
Delayed delivery	6,000,000
Payable for fund shares redeemed	2,150,388
Accrued management fee	578,871
Other affiliated payables	93,305
Other payables and accrued expenses	348,701
Total liabilities		33,335,989
Net Assets		$4,965,614,216
Net Assets consist of:
Paid in capital		$4,965,614,083
Accumulated undistributed net realized gain (loss) on investments		133
Net Assets		$4,965,614,216
Series Government Money Market:
Net Asset Value, offering price and redemption price per share ($2,306,849,843 ÷ 2,306,849,859 shares)		$1.00
Class F:
Net Asset Value, offering price and redemption price per share ($2,658,764,373 ÷ 2,658,764,224 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period April 22, 2016 (commencement of operations) to August 31, 2016
Investment Income
Interest		$5,495,718
Expenses
Management fee	$2,038,773
Transfer agent fees	206,702
Accounting fees and expenses	126,952
Custodian fees and expenses	10,486
Independent trustees' fees and expenses	4,519
Registration fees	302,145
Audit	41,510
Interest	25
Miscellaneous	9
Total expenses before reductions	2,731,121
Expense reductions	(664,811)	2,066,310
Net investment income (loss)		3,429,408
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		114
Total net realized gain (loss)		114
Net increase in net assets resulting from operations		$3,429,522

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period April 22, 2016 (commencement of operations) to August 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,429,408
Net realized gain (loss)	114
Net increase in net assets resulting from operations	3,429,522
Distributions to shareholders from net investment income	(3,429,389)
Share transactions - net increase (decrease)	4,965,614,083
Total increase (decrease) in net assets	4,965,614,216
Net Assets
Beginning of period	–
End of period	$4,965,614,216

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Series Government Money Market Fund

Year ended August 31,	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$1.00
Income from Investment Operations
Net investment income (loss)	.001
Net realized and unrealized gain (loss)	–B
Total from investment operations	.001
Distributions from net investment income	(.001)
Total distributions	(.001)
Net asset value, end of period	$1.00
Total ReturnC,D	.08%
Ratios to Average Net AssetsE
Expenses before reductions	.20%F
Expenses net of fee waivers, if any	.14%F
Expenses net of all reductions	.14%F
Net investment income (loss)	.23%F
Supplemental Data
Net assets, end of period (000 omitted)	$2,306,850

 A For the period April 22, 2016 (commencement of operations) to August 31, 2016.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Series Government Money Market Fund Class F

Year ended August 31,	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$1.00
Income from Investment Operations
Net investment income (loss)	.001
Net realized and unrealized gain (loss)	–B
Total from investment operations	.001
Distributions from net investment income	(.001)
Total distributions	(.001)
Net asset value, end of period	$1.00
Total ReturnC,D	.08%
Ratios to Average Net AssetsE
Expenses before reductions	.17%F
Expenses net of fee waivers, if any	.14%F
Expenses net of all reductions	.14%F
Net investment income (loss)	.23%F
Supplemental Data
Net assets, end of period (000 omitted)	$2,658,764

 A For the period April 22, 2016 (commencement of operations) to August 31, 2016.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended August 31, 2016

1. Organization.

Fidelity Series Government Money Market Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds advised by Fidelity Management & Research Company (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Series Government Money Market and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1– quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2016, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$–
Gross unrealized depreciation	–
Net unrealized appreciation (depreciation) on securities	$–
Tax Cost	$4,985,024,370

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$134

The tax character of distributions paid was as follows:

August 31, 2016
Ordinary Income	$3,429,389

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund along with other registered investment companies having management contracts with FMR, or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Reverse Repurchase Agreements. To enhance its yield, the Fund may enter into reverse repurchase transactions under master repurchase agreements whereby the Fund sells securities to a counterparty in return for cash and agrees to repurchase those securities at a future date and agreed upon price. During the period that reverse repurchase transactions are outstanding, the Fund identifies the securities as pledged in its records with an initial value at least equal to its principal obligation under the agreement. The cash proceeds received by the Fund may be invested in other securities. To the extent cash proceeds received from the counterparty exceed the value of the securities sold, the counterparty may request additional collateral from the Fund. If the counterparty defaults on its obligation, because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities sold. Information regarding securities sold under a reverse repurchase agreement, if any, is included at the end of the Fund's Schedule of Investments and the cash proceeds are recorded as a liability in the accompanying Statement of Assets and Liabilities. The Fund continues to receive interest and dividend payments on the securities sold during the term of the reverse repurchase agreement. During the period, the average principal balance of reverse repurchase transactions was $3,000,000 and the weighted average interest rate was .10% with payments included in the Statement of Operations as a component of interest expense. At period end, there were no reverse repurchase agreements outstanding.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

3. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .14% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives transfer agent fees at an annual rate of .03% of average net assets for Series Government Money Market Fund. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each applicable class were as follows:

Amount
Series Government Money Market	$206,702

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

4. Expense Reductions.

The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through October 31, 2017. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Series Government Money Market	.14%	$423,130
Class F	.14%	241,681
		$664,811

5. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Year ended August 31, 2016(a)
From net investment income
Series Government Money Market	$1,616,356
Class F	1,813,033
Total	$3,429,389

 (a) For the period April 22, 2016 (commencement of operations) to August 31, 2016.

6. Share Transactions.

Transactions for each class of shares at a $1.00 per share were as follows:

Year ended August 31, 2016(a)
Series Government Money Market
Shares sold	2,406,535,713
Reinvestment of distributions	1,615,813
Shares redeemed	(101,301,667)
Net increase (decrease)	2,306,849,859
Class F
Shares sold	2,725,374,828
Reinvestment of distributions	1,813,033
Shares redeemed	(68,423,637)
Net increase (decrease)	2,658,764,224

 (a) For the period April 22, 2016 (commencement of operations) to August 31, 2016.

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity Series Government Money Market Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Series Government Money Market Fund (a fund of Fidelity Salem Street Trust) at August 31, 2016, the results of its operations, the changes in its net assets and the financial highlights for the period April 22, 2016 (commencement of operations) through August 31, 2016, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity Series Government Money Market Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2016 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
October 18, 2016

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Jonathan Chiel, Jennifer Toolin McAuliffe, and Mark A. Murray, each of the Trustees oversees 244 funds. Ms. McAuliffe and Mr. Murray each oversees 191 funds. Mr. Chiel oversees 111 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544 for Fidelity® Series Government Money Market Fund, or 1-800-835-5092 for Class F.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  The Operations Committee also worked and continues to work with FMR to enhance the stress tests required under SEC regulations for money market funds.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as President (2013-present) and Chief Executive Officer (2014-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present), Chairman and Director of FMR (investment adviser firm, 2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Ms. McAuliffe previously served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)

Year of Election or Appointment: 2007

Trustee

Mr. Keyes also serves as Trustee of other Fidelity® funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (U.K.) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jeffrey S. Christian (1961)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Christian also serves as Assistant Treasurer of other funds. Mr. Christian is an employee of Fidelity Investments (2003-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)

Year of Election or Appointment: 2015

Vice President

Mr. Goebel serves as Vice President of other funds and is an employee of Fidelity Investments (2001-present). Mr. Goebel serves as Senior Vice President of Fidelity Management & Research Company (FMR) (investment adviser firm, 2016-present). Previously, Mr. Goebel served as Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-2015), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-2015), and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-2015); General Counsel, Secretary, and Senior Vice President of FMR (investment adviser firm, 2008-2015) and FMR Co., Inc. (investment adviser firm, 2008-2015); Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-2015) and Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2008-2015); Chief Legal Officer (CLO) of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-2015); Secretary and CLO of certain Fidelity® funds (2008-2015); Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).

Timothy Huyck (1964)

Year of Election or Appointment: 2015

Vice President of Fidelity's Money Market Funds

Mr. Huyck also serves as Vice President of other funds. Mr. Huyck serves as Chief Investment Officer of Fidelity's Money Market Funds (2015-present) and is an employee of Fidelity Investments (1990-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

John F. Papandrea (1972)

Year of Election or Appointment: 2016

Anti-Money Laundering (AML) Officer

Mr. Papandrea also serves as AML Officer of other funds. Mr. Papandrea is Vice President of FMR LLC (diversified financial services company, 2008-present) and is an employee of Fidelity Investments (2005-present).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of FMR Investment Management (U.K.) Limited (investment adviser firm, 2015-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 22, 2016 to August 31, 2016). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (March 1, 2016 to August 31, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value	Ending Account Value August 31, 2016	Expenses Paid During Period
Series Government Money Market	.14%
Actual		$1,000.00	$1,000.80	$.51-B
Hypothetical-C		$1,000.00	$1,024.43	$.71-D
Class F	.14%
Actual		$1,000.00	$1,000.80	$.51-B
Hypothetical-C		$1,000.00	$1,024.43	$.71-D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Actual expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 132/366 (to reflect the period April 22, 2016 to August 31, 2016).

 C 5% return per year before expenses

 D Hypothetical expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Distributions (Unaudited)

A total of 74.49% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund will notify shareholders in January 2017 of amounts for use in preparing 2016 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Series Government Money Market Fund

On January 14, 2016, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy, and the purpose of Series funds generally. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund. The Board also considered the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment Performance.  The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. The Board considered the Investment Advisers' strength in fundamental, research-driven security selection, which the Board is familiar with through its supervision of other Fidelity funds.

Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's proposed management fee and the projected total expense ratio of each class of the fund in reviewing the Advisory Contracts. The Board noted that the fund's proposed management fee rate is lower than the median fee rate of funds with similar Lipper investment objective categories and comparable investment mandates, regardless of whether their management fee structures are comparable. The Board also considered that the projected total expense ratio of each class of the fund is below the median of those funds and classes used by the Board for management fee comparisons that have a similar sales load structure, excluding the effect of fee waivers.

The Board also noted that FMR had contractually agreed to reimburse each class of the fund through October 31, 2017, to the extent total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of average net assets of each class exceed a certain limit.

The Board considered the total expense ratio of the fund after the effect of the contractual expense cap arrangements.

Based on its review, the Board concluded that the management fee and the projected total expense ratio of each class of the fund were reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability.  The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its future renewal of the fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.

Economies of Scale.  The Board will consider economies of scale when there is operating experience to permit assessment thereof. It noted that, notwithstanding the entrepreneurial risk associated with a new fund, the management fee was at a level normally associated, by comparison with competitors, with very high fund net assets, and Fidelity asserted to the Board that the level of the fee anticipated economies of scale at lower asset levels even before, if ever, economies of scale are achieved. The Board also noted that the fund and its shareholders would have access to the very considerable number and variety of services available through Fidelity and its affiliates.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be approved.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Series Government Money Market Fund

At its July 2016 meeting, the Board of Trustees, including the Independent Trustees (together, the Board) voted to approve: (i) a new management contract between Fidelity Management & Research Company (FMR) and the fund (New Management Contract) to remove the management fee payable by the fund so that the fund will not pay a management fee to FMR for services rendered under the New Management Contract; and (ii) new sub-advisory agreements (New Sub-Advisory Agreements) that obligate FMR or its affiliates to pay fees payable under each sub-advisory agreement as a percentage of the management fees received by an affiliate of FMR under its management contracts with certain other Fidelity funds that invest in the fund (referred to herein as Freedom Funds). The Board considered that the New Management Contract and New Sub-Advisory Agreements (collectively, the New Advisory Contracts) will not take effect unless new management agreements for the Freedom Funds are approved by the Freedom Funds' shareholders.

The Board noted that under the current management contract, the fund pays FMR a monthly management fee. The Board considered that, under the New Management Contract, the fund will no longer pay FMR a management fee. The Board also considered that, under the New Sub-Advisory Agreements, FMR or its affiliates, will pay the fees based on a portion of the management fees received by an affiliate of FMR under its management contracts with the Freedom Funds. The Board noted that, as a result, the New Advisory Contracts are expected to result in an overall decrease in the fees and expenses payable by the fund.

The Board considered that the approval of the New Advisory Contracts will not result in any changes to (i) the investment process or strategies employed in the management of the fund's assets; (ii) the nature, extent and quality of services provided to the fund; or (iii) the day-to-day management of the fund and the personnel primarily responsible for such management. The Board noted that the New Advisory Contracts provide that FMR or an affiliate undertakes to pay all operating expenses of the fund, except transfer agent fees, 12b-1 fees, Independent Trustee expenses, custodian fees and expenses, expenses related to proxy solicitations, interest, taxes, brokerage expenses, and extraordinary expenses (such as litigation expenses). The Board considered that it initially approved the current management contract and sub-advisory agreements for the fund in January 2016.

In connection with its consideration of future renewals of the New Advisory Contracts, the Board may consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund's management fee and total expenses; (iii) the costs of the services and profitability; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds (including the fund).

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the management fee structures are fair and reasonable, and that the fund's New Advisory Contracts should be approved.

Corporate Headquarters

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GVM-ANN-1016
1.9878695.100

Fidelity® Short-Term Bond Fund Annual Report August 31, 2016

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended August 31, 2016	Past 1 year	Past 5 years	Past 10 years
Fidelity® Short-Term Bond Fund	1.79%	1.26%	1.86%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Short-Term Bond Fund, a class of the fund, on August 31, 2006.

The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. 1-3 Year Government/Credit Bond Index performed over the same period.

Period Ending Values
$12,021	Fidelity® Short-Term Bond Fund
$12,966	Barclays® U.S. 1-3 Year Government/Credit Bond Index

Management's Discussion of Fund Performance

Market Recap:  Taxable investment-grade bonds gained solidly for the 12 months ending August 31, 2016, a volatile period marked by persistent concern about global growth, divergent global monetary policies and Brexit – the U.K.'s late-June referendum vote to leave the European Union. The Barclays U.S. Aggregate Bond Index rose 5.97% the past year, gaining significant ground in the mid-to-late stages of the period. The return primarily was driven by bond-price gains, partly as foreign investors sought the relatively higher yields and stability of U.S. fixed-income securities. Bond yields trended lower and the yield curve flattened for much of the period, especially in early 2016, soon after the U.S. Federal Reserve raised policy interest rates. Still, U.S. yields remained higher than those in most industrial countries, especially in Japan and parts of Europe, where rates largely were negative. Within the Barclays index, investment-grade corporate bonds led all major market segments by far, with a return of 9.64%. U.S. Treasuries, meanwhile, lagged many spread-based sectors, returning 5.14%. Commercial mortgage-backed securities topped the index, returning 6.72%, although most other securitized sectors fell short. Riskier, non-core fixed-income segments, including emerging-markets debt, led the broader market amid a strong surge in the period's second half.

Comments from Lead Portfolio Manager Rob Galusza and Co-Portfolio Manager Robin Foley:  For the year, the fund's share classes (excluding sales charges, if applicable) gained about 2%, besting, net of fees, the 1.50% return of the benchmark, the Barclays U.S. 1–3 Year Government/Credit Bond Index. An overweighting in corporate bonds contributed strongly overall, despite volatility. Within corporates, overweighting banks – and our strong picks in the segment – contributed versus the benchmark, as did attractive new holdings from some high-quality companies in the communications segment. Overweighting consumer companies and energy firms also helped. Outside of corporates, the fund benefited from its underweighting in U.S. government-agency debt, a group that lagged U.S. Treasuries. We significantly underweighted Treasuries, which helped meaningfully. Lower-rated investment-grade securities contributed, especially late in the period. Conversely, nothing about our positioning was particularly negative. That said, our picks among the bonds of banking and utility companies detracted. In addition, our decision to not own certain foreign government-related debt securities that were in the benchmark slightly hurt performance. At period end, we retained our underweighting in Treasuries in favor of maintaining an overweighting in corporate bonds. Lastly, we reduced exposure to several securitized sectors the past year.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Quality Diversification (% of fund's net assets)

As of August 31, 2016
U.S. Government and U.S. Government Agency Obligations	25.9%
AAA	19.4%
AA	5.5%
A	18.6%
BBB	24.9%
BB and Below	2.0%
Not Rated	0.1%
Short-Term Investments and Net Other Assets	3.6%

As of February 29, 2016
U.S. Government and U.S. Government Agency Obligations	27.1%
AAA	21.5%
AA	3.9%
A	20.4%
BBB	23.7%
BB and Below	2.2%
Not Rated	0.3%
Short-Term Investments and Net Other Assets	0.9%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Asset Allocation (% of fund's net assets)

As of August 31, 2016*,**
Corporate Bonds	46.5%
U.S. Government and U.S. Government Agency Obligations	25.9%
Asset-Backed Securities	14.9%
CMOs and Other Mortgage Related Securities	6.6%
Municipal Bonds	0.2%
Other Investments	2.3%
Short-Term Investments and Net Other Assets (Liabilities)	3.6%

 * Foreign investments - 14.9%

 ** Futures and Swaps - 0.0%

As of February 29, 2016 *,**
Corporate Bonds	47.1%
U.S. Government and U.S. Government Agency Obligations	27.1%
Asset-Backed Securities	14.9%
CMOs and Other Mortgage Related Securities	7.3%
Municipal Bonds	0.2%
Other Investments	2.5%
Short-Term Investments and Net Other Assets (Liabilities)	0.9%

 * Foreign investments - 13.6%

 ** Futures and Swaps - 0.0%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments August 31, 2016

Showing Percentage of Net Assets

Nonconvertible Bonds - 46.5%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 2.9%
Automobiles - 1.8%
American Honda Finance Corp.:
0.95% 5/5/17	$12,145	$12,143
1.7% 2/22/19	6,267	6,333
Daimler Finance North America LLC:
1.375% 8/1/17 (a)	13,451	13,480
1.5% 7/5/19 (a)	10,750	10,707
1.65% 3/2/18 (a)	7,774	7,803
1.65% 5/18/18 (a)	11,600	11,644
General Motors Financial Co., Inc.:
2.4% 4/10/18	13,827	13,930
2.4% 5/9/19	5,000	5,023
3.15% 1/15/20	2,000	2,042
4.2% 3/1/21	6,000	6,331
Volkswagen Group of America Finance LLC:
1.25% 5/23/17 (a)	12,558	12,533
1.65% 5/22/18 (a)	6,300	6,291
Volkswagen International Finance NV:
1.6% 11/20/17 (a)	7,444	7,441
2.375% 3/22/17 (a)	5,868	5,896
		121,597
Hotels, Restaurants & Leisure - 0.0%
McDonald's Corp. 2.1% 12/7/18	2,564	2,609
Media - 1.1%
21st Century Fox America, Inc. 4.5% 2/15/21	15,000	16,676
CBS Corp. 2.3% 8/15/19	5,200	5,265
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 3.579% 7/23/20 (a)	6,280	6,568
COX Communications, Inc. 6.25% 6/1/18 (a)	1,810	1,929
Time Warner Cable, Inc. 5.85% 5/1/17	17,093	17,589
Time Warner, Inc.:
4.75% 3/29/21	5,980	6,704
6.875% 6/15/18	9,300	10,182
Viacom, Inc. 2.2% 4/1/19	7,774	7,796
		72,709

TOTAL CONSUMER DISCRETIONARY		196,915

CONSUMER STAPLES - 3.8%
Beverages - 1.0%
Anheuser-Busch InBev Finance, Inc.:
1.9% 2/1/19	26,630	26,907
2.65% 2/1/21	22,878	23,576
Heineken NV 1.4% 10/1/17 (a)	3,569	3,576
SABMiller Holdings, Inc. 2.45% 1/15/17 (a)	15,238	15,307
		69,366
Food & Staples Retailing - 0.5%
CVS Health Corp.:
1.9% 7/20/18	16,613	16,817
2.25% 12/5/18	5,000	5,107
Walgreens Boots Alliance, Inc.:
1.75% 11/17/17	1,551	1,560
1.75% 5/30/18	9,262	9,316
		32,800
Food Products - 0.6%
General Mills, Inc.:
1.4% 10/20/17	9,249	9,284
5.7% 2/15/17	5,000	5,103
H.J. Heinz Co. 1.6% 6/30/17	9,180	9,207
The J.M. Smucker Co. 1.75% 3/15/18	4,056	4,077
Tyson Foods, Inc. 2.65% 8/15/19	6,460	6,626
William Wrigley Jr. Co. 1.4% 10/21/16 (a)	4,233	4,236
		38,533
Tobacco - 1.7%
BAT International Finance PLC:
1.1625% 6/15/18 (a)(b)	10,000	10,028
1.85% 6/15/18 (a)	27,000	27,252
2.75% 6/15/20 (a)	12,080	12,463
Imperial Tobacco Finance PLC:
2.05% 2/11/18 (a)	7,701	7,745
2.05% 7/20/18 (a)	25,710	25,943
Philip Morris International, Inc.:
1.25% 8/11/17	10,332	10,350
1.375% 2/25/19	15,998	16,080
Reynolds American, Inc.:
2.3% 6/12/18	2,688	2,730
3.25% 6/12/20	4,439	4,672
		117,263

TOTAL CONSUMER STAPLES		257,962

ENERGY - 3.8%
Energy Equipment & Services - 0.5%
Nabors Industries, Inc. 2.35% 9/15/16	3,625	3,625
Noble Holding International Ltd. 5% 3/16/18 (b)	449	441
Petrofac Ltd. 3.4% 10/10/18 (a)	12,265	12,313
Schlumberger Holdings Corp. 2.35% 12/21/18 (a)	17,766	18,069
		34,448
Oil, Gas & Consumable Fuels - 3.3%
BG Energy Capital PLC 2.875% 10/15/16 (a)	7,338	7,352
BP Capital Markets PLC:
1.375% 5/10/18	7,160	7,174
1.676% 5/3/19	3,128	3,152
1.846% 5/5/17	6,953	6,983
Canadian Natural Resources Ltd. 1.75% 1/15/18	2,475	2,465
Columbia Pipeline Group, Inc. 2.45% 6/1/18	8,097	8,136
ConocoPhillips Co.:
1.5% 5/15/18	15,988	15,989
2.2% 5/15/20	2,000	2,016
DCP Midstream Operating LP 2.7% 4/1/19	544	527
Enbridge, Inc.:
1.1358% 6/2/17 (b)	11,191	11,093
1.2961% 10/1/16 (b)	14,568	14,550
Enterprise Products Operating LP:
1.65% 5/7/18	14,703	14,725
2.55% 10/15/19	1,251	1,281
Exxon Mobil Corp. 1.708% 3/1/19	17,000	17,194
Kinder Morgan Energy Partners LP 2.65% 2/1/19	573	580
Kinder Morgan, Inc.:
2% 12/1/17	1,900	1,902
3.05% 12/1/19	9,592	9,848
Marathon Petroleum Corp. 2.7% 12/14/18	9,578	9,805
Petro-Canada 6.05% 5/15/18	7,774	8,325
Petroleos Mexicanos:
3.125% 1/23/19	1,067	1,081
5.5% 2/4/19 (a)	6,500	6,906
Phillips 66 Co. 2.95% 5/1/17	3,315	3,353
Schlumberger Investment SA 1.25% 8/1/17 (a)	10,365	10,368
Shell International Finance BV 2.125% 5/11/20	9,067	9,252
Total Capital International SA 1% 1/10/17	17,416	17,415
TransCanada PipeLines Ltd.:
1.625% 11/9/17	11,249	11,279
1.875% 1/12/18	12,481	12,545
3.125% 1/15/19	5,527	5,673
		220,969

TOTAL ENERGY		255,417

FINANCIALS - 22.9%
Banks - 13.5%
Banco Nacional de Desenvolvimento Economico e Social 3.375% 9/26/16 (a)	7,350	7,332
Bank of America Corp.:
2% 1/11/18	13,609	13,691
2.6% 1/15/19	20,519	20,972
3.875% 3/22/17	10,429	10,576
Bank of Montreal 1.4% 4/10/18	6,800	6,806
Bank of Nova Scotia:
1.3% 7/21/17	14,000	14,017
1.375% 12/18/17	6,674	6,681
Bank of Tokyo-Mitsubishi UFJ Ltd.:
1.45% 9/8/17 (a)	11,579	11,573
1.7% 3/5/18 (a)	19,024	19,051
Barclays PLC:
2% 3/16/18	6,150	6,154
2.75% 11/8/19	14,000	14,113
3.25% 1/12/21	6,858	6,989
BNP Paribas 2.375% 9/14/17	15,444	15,597
BPCE SA:
1.625% 2/10/17	8,033	8,044
2.5% 12/10/18	18,000	18,334
Capital One NA 2.35% 8/17/18	10,500	10,641
Citigroup, Inc.:
1.7% 4/27/18	17,280	17,300
1.85% 11/24/17	7,774	7,807
2.05% 6/7/19	31,921	32,162
2.15% 7/30/18	5,750	5,804
2.5% 9/26/18	12,200	12,414
2.5% 7/29/19	8,367	8,536
Citizens Bank NA:
1.6% 12/4/17	12,071	12,048
2.45% 12/4/19	1,240	1,256
2.55% 5/13/21	9,193	9,355
Commonwealth Bank of Australia 2.05% 3/15/19	12,500	12,641
Credit Suisse Group Funding Guernsey Ltd. 3.45% 4/16/21 (a)	17,045	17,407
Credit Suisse New York Branch:
1.3154% 5/26/17 (b)	8,595	8,601
1.375% 5/26/17	25,519	25,540
1.75% 1/29/18	15,547	15,570
Discover Bank:
2% 2/21/18	20,473	20,554
2.6% 11/13/18	7,250	7,357
Fifth Third Bancorp 4.5% 6/1/18	5,894	6,170
Fifth Third Bank 2.15% 8/20/18	7,388	7,483
HSBC Bank PLC 1.5% 5/15/18 (a)	7,320	7,300
HSBC U.S.A., Inc.:
1.7% 3/5/18	7,947	7,956
2.625% 9/24/18	6,383	6,492
Huntington National Bank 2% 6/30/18	12,100	12,181
ING Bank NV 1.8% 3/16/18 (a)	16,562	16,640
Intesa Sanpaolo SpA:
2.375% 1/13/17	26,825	26,875
3.875% 1/16/18	7,000	7,156
JPMorgan Chase & Co.:
1.7% 3/1/18	25,155	25,270
2% 8/15/17	1,642	1,655
2.2% 10/22/19	3,329	3,385
2.35% 1/28/19	4,485	4,578
KeyBank NA 1.7% 6/1/18	9,131	9,175
La Caisse Centrale 1.75% 1/29/18 (a)	8,185	8,196
Lloyds Bank PLC 1.75% 3/16/18	7,177	7,178
Mitsubishi UFJ Financial Group, Inc. 2.95% 3/1/21	12,290	12,667
Mitsubishi UFJ Trust & Banking Corp. 1.6% 10/16/17 (a)	9,172	9,186
Mizuho Bank Ltd.:
1.0901% 9/25/17 (a)(b)	12,071	12,044
1.2801% 3/26/18 (a)(b)	8,050	8,042
1.55% 10/17/17 (a)	20,676	20,677
MUFG Americas Holdings Corp. 1.625% 2/9/18	1,790	1,790
Nordea Bank AB 1.875% 9/17/18 (a)	11,200	11,280
PNC Bank NA:
1.45% 7/29/19	12,033	12,029
1.5% 2/23/18	8,053	8,081
1.8% 11/5/18	11,500	11,609
Regions Financial Corp. 3.2% 2/8/21	6,820	7,071
Royal Bank of Canada:
1.5% 1/16/18	13,690	13,718
1.5% 6/7/18	12,000	12,020
1.5% 7/29/19	12,690	12,655
2.2% 7/27/18	7,079	7,186
Royal Bank of Scotland Group PLC 1.5711% 3/31/17 (b)	31,778	31,750
Sumitomo Mitsui Banking Corp.:
1.75% 1/16/18	17,645	17,699
1.8% 7/18/17	10,796	10,847
2.05% 1/18/19	16,150	16,278
SunTrust Banks, Inc. 3.5% 1/20/17	8,284	8,341
The Toronto-Dominion Bank:
1.45% 9/6/18	10,000	9,995
1.45% 8/13/19	14,925	14,897
Wells Fargo & Co. 1.5% 1/16/18	30,480	30,594
Westpac Banking Corp.:
1.2% 5/19/17	19,599	19,611
1.5% 12/1/17	12,071	12,101
1.6% 8/19/19	12,000	11,978
2% 8/14/17	12,667	12,756
		919,515
Capital Markets - 3.2%
Deutsche Bank AG London Branch:
1.4% 2/13/17	28,439	28,386
1.875% 2/13/18	8,123	8,081
2.5% 2/13/19	1,000	1,001
2.85% 5/10/19	16,350	16,403
Goldman Sachs Group, Inc.:
1.481% 5/22/17 (b)	11,000	11,024
1.748% 9/15/17	22,837	22,891
2% 4/25/19	9,100	9,200
2.375% 1/22/18	13,689	13,864
2.55% 10/23/19	830	848
2.625% 1/31/19	20,185	20,702
Lazard Group LLC 6.85% 6/15/17	233	242
Morgan Stanley:
1.875% 1/5/18	14,774	14,848
2.375% 7/23/19	5,730	5,827
2.5% 1/24/19	15,000	15,239
2.65% 1/27/20	12,000	12,309
5.45% 1/9/17	13,916	14,123
UBS AG Stamford Branch:
1.375% 6/1/17	4,550	4,551
1.375% 8/14/17	12,423	12,420
1.8% 3/26/18	8,967	9,017
		220,976
Consumer Finance - 2.8%
American Express Credit Corp.:
1.125% 6/5/17	16,167	16,163
1.875% 11/5/18	7,800	7,875
2.25% 5/5/21	9,000	9,151
American Honda Finance Corp. 1.5% 9/11/17 (a)	3,585	3,600
Capital One Financial Corp. 2.45% 4/24/19	6,180	6,305
Discover Financial Services 6.45% 6/12/17	19,178	19,860
Ford Motor Credit Co. LLC:
1.461% 3/27/17	6,562	6,565
1.684% 9/8/17	12,224	12,239
1.897% 8/12/19	10,000	10,000
2.145% 1/9/18	8,595	8,646
2.24% 6/15/18	7,891	7,956
3% 6/12/17	21,729	21,991
Hyundai Capital America:
1.45% 2/6/17 (a)	8,360	8,363
2% 3/19/18 (a)	7,774	7,813
2% 7/1/19 (a)	9,125	9,162
2.125% 10/2/17 (a)	9,137	9,199
2.875% 8/9/18 (a)	583	595
Synchrony Financial:
1.875% 8/15/17	3,952	3,960
2.6% 1/15/19	20,271	20,543
		189,986
Diversified Financial Services - 0.6%
AIG Global Funding 1.65% 12/15/17 (a)	8,185	8,223
Berkshire Hathaway Finance Corp. 1.7% 3/15/19	5,406	5,474
IntercontinentalExchange, Inc.:
2.5% 10/15/18	4,297	4,399
2.75% 12/1/20	7,267	7,575
Moody's Corp. 2.75% 7/15/19	8,543	8,763
S&P Global, Inc. 2.5% 8/15/18	3,751	3,811
		38,245
Insurance - 1.9%
ACE INA Holdings, Inc. 2.3% 11/3/20	4,114	4,231
AFLAC, Inc. 2.4% 3/16/20	13,291	13,647
AIA Group Ltd. 2.25% 3/11/19 (a)	8,000	8,099
American International Group, Inc.:
2.3% 7/16/19	14,978	15,261
5.85% 1/16/18	7,518	7,951
Aon Corp. 5% 9/30/20	5,671	6,272
Assurant, Inc. 2.5% 3/15/18	7,873	7,974
Marsh & McLennan Companies, Inc. 2.55% 10/15/18	7,356	7,478
MetLife, Inc. 1.756% 12/15/17 (b)	2,988	3,002
Metropolitan Life Global Funding I 1.5% 1/10/18 (a)	15,958	16,038
New York Life Global Funding 1.55% 11/2/18 (a)	12,260	12,322
Pricoa Global Funding I 1.9% 9/21/18 (a)	5,750	5,811
Principal Life Global Funding II 2.25% 10/15/18 (a)	11,570	11,770
Prudential Financial, Inc. 2.3% 8/15/18	6,074	6,169
TIAA Asset Management Finance LLC 2.95% 11/1/19 (a)	1,742	1,789
		127,814
Real Estate Investment Trusts - 0.5%
Boston Properties, Inc. 3.7% 11/15/18	9,650	10,074
ERP Operating LP 2.375% 7/1/19	7,103	7,237
Health Care Property Investors, Inc. 6% 1/30/17	8,202	8,343
Health Care REIT, Inc.:
2.25% 3/15/18	2,747	2,772
4.7% 9/15/17	6,357	6,566
Select Income REIT 2.85% 2/1/18	2,887	2,904
		37,896
Real Estate Management & Development - 0.4%
Essex Portfolio LP 5.5% 3/15/17	5,190	5,295
Mack-Cali Realty LP 2.5% 12/15/17	4,847	4,867
Ventas Realty LP 1.25% 4/17/17	3,068	3,068
Ventas Realty LP/Ventas Capital Corp. 2% 2/15/18	4,341	4,366
Washington Prime Group LP 3.85% 4/1/20	9,340	9,588
		27,184

TOTAL FINANCIALS		1,561,616

HEALTH CARE - 4.3%
Biotechnology - 0.9%
AbbVie, Inc.:
1.75% 11/6/17	11,732	11,785
1.8% 5/14/18	15,781	15,862
2.5% 5/14/20	7,370	7,539
Amgen, Inc.:
1.25% 5/22/17	12,550	12,563
2.2% 5/22/19	8,204	8,376
Celgene Corp. 2.125% 8/15/18	5,502	5,567
		61,692
Health Care Equipment & Supplies - 0.7%
Becton, Dickinson & Co. 1.8% 12/15/17	8,174	8,222
Danaher Corp. 1.65% 9/15/18	13,922	14,100
Medtronic, Inc. 1.5% 3/15/18	9,841	9,897
Zimmer Biomet Holdings, Inc. 2% 4/1/18	11,880	11,955
		44,174
Health Care Providers & Services - 0.7%
Aetna, Inc. 1.9% 6/7/19	12,215	12,323
Cardinal Health, Inc. 1.95% 6/15/18	1,765	1,782
Express Scripts Holding Co. 1.25% 6/2/17	15,770	15,784
UnitedHealth Group, Inc.:
1.7% 2/15/19	4,193	4,233
1.9% 7/16/18	10,738	10,870
WellPoint, Inc. 1.875% 1/15/18	3,692	3,712
		48,704
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.:
1.3% 2/1/17	2,892	2,894
2.15% 12/14/18	3,048	3,085
		5,979
Pharmaceuticals - 1.9%
Actavis Funding SCS:
1.7361% 3/12/18 (b)	15,958	16,090
2.35% 3/12/18	15,547	15,725
3% 3/12/20	5,204	5,379
Bayer U.S. Finance LLC 1.5% 10/6/17 (a)	13,200	13,203
Mylan N.V. 2.5% 6/7/19 (a)	8,470	8,577
Mylan, Inc. 1.35% 11/29/16	2,239	2,242
Perrigo Co. PLC:
1.3% 11/8/16	1,940	1,941
2.3% 11/8/18	10,672	10,726
3.5% 3/15/21	5,024	5,191
Teva Pharmaceutical Finance Netherlands III BV:
1.4% 7/20/18	25,000	24,948
1.7% 7/19/19	11,319	11,337
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	2,042	2,051
Zoetis, Inc.:
1.875% 2/1/18	13,114	13,144
3.45% 11/13/20	1,708	1,785
		132,339

TOTAL HEALTH CARE		292,888

INDUSTRIALS - 0.6%
Aerospace & Defense - 0.4%
L-3 Communications Corp. 1.5% 5/28/17	5,826	5,834
Lockheed Martin Corp. 1.85% 11/23/18	17,352	17,583
		23,417
Airlines - 0.0%
Continental Airlines, Inc. 6.795% 2/2/20	11	12
Electrical Equipment - 0.0%
Fortive Corp. 1.8% 6/15/19 (a)	2,790	2,809
Industrial Conglomerates - 0.1%
Roper Technologies, Inc. 2.05% 10/1/18	5,750	5,816
Machinery - 0.0%
John Deere Capital Corp. 1.6% 7/13/18	2,138	2,154
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
2.125% 1/15/18	3,138	3,141
2.625% 9/4/18	5,039	5,068
		8,209

TOTAL INDUSTRIALS		42,417

INFORMATION TECHNOLOGY - 1.6%
Communications Equipment - 0.2%
Cisco Systems, Inc. 1.65% 6/15/18	11,600	11,722
Electronic Equipment & Components - 0.8%
Amphenol Corp. 1.55% 9/15/17	10,803	10,833
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 3.48% 6/1/19 (a)	13,790	14,175
Tyco Electronics Group SA:
2.375% 12/17/18	1,388	1,413
6.55% 10/1/17	25,736	27,148
		53,569
IT Services - 0.2%
The Western Union Co.:
2.875% 12/10/17	9,469	9,597
3.65% 8/22/18	3,751	3,867
		13,464
Technology Hardware, Storage & Peripherals - 0.4%
Hewlett Packard Enterprise Co.:
2.3934% 10/5/17 (a)(b)	13,030	13,134
2.85% 10/5/18 (a)	16,730	17,048
		30,182

TOTAL INFORMATION TECHNOLOGY		108,937

MATERIALS - 0.6%
Chemicals - 0.6%
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 1.7% 5/1/18 (a)	17,050	17,049
Ecolab, Inc.:
1.45% 12/8/17	3,704	3,714
1.55% 1/12/18	12,134	12,190
Sherwin-Williams Co. 1.35% 12/15/17	5,980	5,987
		38,940
Metals & Mining - 0.0%
Freeport-McMoRan, Inc. 2.3% 11/14/17	3,998	3,928

TOTAL MATERIALS		42,868

TELECOMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 2.0%
AT&T, Inc.:
1.4% 12/1/17	6,884	6,891
2.3% 3/11/19	7,280	7,426
2.4% 3/15/17	12,071	12,164
2.45% 6/30/20	6,309	6,436
BellSouth Corp. 4.4% 4/26/17 (a)(b)	22,000	22,436
British Telecommunications PLC:
1.25% 2/14/17	14,988	14,999
2.35% 2/14/19	7,475	7,631
CenturyLink, Inc. 5.15% 6/15/17	8,649	8,865
Verizon Communications, Inc.:
1.35% 6/9/17	1,279	1,282
1.375% 8/15/19	30,100	30,010
4.5% 9/15/20	12,500	13,794
		131,934
Wireless Telecommunication Services - 0.5%
America Movil S.A.B. de CV:
1.6561% 9/12/16 (b)	8,147	8,148
2.375% 9/8/16	9,647	9,647
Vodafone Group PLC:
1.25% 9/26/17	11,000	10,998
1.5% 2/19/18	6,383	6,382
1.625% 3/20/17	1,184	1,187
		36,362

TOTAL TELECOMMUNICATION SERVICES		168,296

UTILITIES - 3.5%
Electric Utilities - 2.0%
American Electric Power Co., Inc. 1.65% 12/15/17	9,866	9,886
Cleveland Electric Illuminating Co. 5.7% 4/1/17	2,639	2,700
Duke Energy Corp.:
1.0341% 4/3/17 (b)	19,294	19,322
1.625% 8/15/17	3,931	3,948
1.8% 9/1/21	3,796	3,786
2.1% 6/15/18	11,853	11,995
Eversource Energy 1.45% 5/1/18	1,897	1,899
Exelon Corp.:
1.55% 6/9/17	1,190	1,192
2.85% 6/15/20	1,752	1,814
FirstEnergy Corp. 2.75% 3/15/18	21,485	21,699
NextEra Energy Capital Holdings, Inc.:
1.586% 6/1/17	11,554	11,589
1.649% 9/1/18	2,594	2,600
Pacific Gas & Electric Co. 5.625% 11/30/17	11,071	11,661
PPL Capital Funding, Inc. 1.9% 6/1/18	4,643	4,658
Public Service Electric & Gas Co. 2.3% 9/15/18	1,000	1,021
Southern Co. 1.85% 7/1/19	16,250	16,361
TECO Finance, Inc. 1.2646% 4/10/18 (b)	13,000	12,838
		138,969
Independent Power and Renewable Electricity Producers - 0.3%
Emera U.S. Finance LP:
2.15% 6/15/19 (a)	1,698	1,718
2.7% 6/15/21 (a)	1,671	1,708
Kinder Morgan Finance Co. LLC 6% 1/15/18 (a)	7,000	7,341
Southern Power Co.:
1.5% 6/1/18	9,011	9,030
1.85% 12/1/17	2,439	2,455
		22,252
Multi-Utilities - 1.2%
Berkshire Hathaway Energy Co. 1.1% 5/15/17	16,583	16,588
Dominion Resources, Inc.:
1.4% 9/15/17	4,458	4,458
1.6% 8/15/19	4,062	4,065
1.9% 6/15/18	9,703	9,764
2.5% 12/1/19	10,591	10,810
2.9311% 9/30/66 (b)	6,389	5,047
Sempra Energy 2.3% 4/1/17	17,962	18,084
Wisconsin Energy Corp. 1.65% 6/15/18	10,459	10,524
		79,340

TOTAL UTILITIES		240,561

TOTAL NONCONVERTIBLE BONDS
(Cost $3,149,249)		3,167,877

U.S. Government and Government Agency Obligations - 22.4%
U.S. Government Agency Obligations - 2.7%
Fannie Mae:
0.875% 8/2/19	$30,311	$30,134
1% 2/26/19	75,198	75,211
1.125% 12/14/18	158	159
1.875% 9/18/18	114	116
Federal Home Loan Bank 0.875% 6/29/18	25,155	25,152
Freddie Mac 0.75% 4/9/18	50,849	50,742

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		181,514

U.S. Treasury Obligations - 19.7%
U.S. Treasury Notes:
0.75% 7/15/19	491,094	488,698
0.875% 6/15/19	261,764	261,437
1% 5/15/18 (c)	146,639	147,120
1.125% 1/15/19	102,484	103,076
1.375% 2/28/19	86,134	87,184
1.375% 3/31/20	252,000	254,845

TOTAL U.S. TREASURY OBLIGATIONS		1,342,360

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,523,842)		1,523,874

U.S. Government Agency - Mortgage Securities - 1.8%
Fannie Mae - 1.3%
2.448% 11/1/34 (b)	561	586
2.453% 2/1/44 (b)	759	784
2.502% 4/1/44 (b)	1,189	1,227
2.522% 10/1/41 (b)	1,545	1,637
2.523% 2/1/44 (b)	695	718
2.54% 6/1/42 (b)	677	705
2.551% 1/1/44 (b)	1,218	1,258
2.557% 1/1/40 (b)	1,296	1,363
2.599% 10/1/35 (b)	3,392	3,551
2.6% 5/1/44 (b)	1,330	1,374
2.625% 1/1/40 (b)	1,726	1,821
2.626% 5/1/44 (b)	2,028	2,107
2.627% 3/1/40 (b)	854	900
2.652% 9/1/41 (b)	2,698	2,853
2.659% 2/1/40 (b)	1,816	1,910
2.667% 5/1/35 (b)	1,012	1,068
2.668% 11/1/34 (b)	3,406	3,611
2.673% 12/1/34 (b)	484	513
2.678% 4/1/44 (b)	2,862	2,960
2.684% 2/1/35 (b)	1,031	1,079
2.685% 12/1/39 (b)	320	338
2.691% 2/1/40 (b)	544	575
2.693% 2/1/42 (b)	3,833	4,002
2.72% 7/1/35 (b)	1,457	1,540
2.751% 1/1/42 (b)	3,099	3,231
2.794% 12/1/33 (b)	514	542
2.801% 11/1/36 (b)	1,202	1,263
2.818% 8/1/41 (b)	204	212
2.822% 4/1/35 (b)	1,362	1,433
2.941% 3/1/40 (b)	999	1,053
2.951% 11/1/40 (b)	385	406
2.98% 9/1/41 (b)	454	475
2.991% 10/1/41 (b)	222	232
3.014% 8/1/41 (b)	437	458
3.229% 7/1/41 (b)	668	703
3.352% 10/1/41 (b)	359	379
3.5% 1/1/26 to 9/1/29	23,627	25,242
3.557% 7/1/41 (b)	865	910
4.5% 6/1/19 to 7/1/20	109	113
5.5% 10/1/17 to 11/1/34	12,992	14,567
6.5% 5/1/17 to 8/1/17	23	23
7% 3/1/17 to 11/1/18	8	8
7.5% 11/1/31	1	2

TOTAL FANNIE MAE		89,732

Freddie Mac - 0.5%
2.509% 11/1/35 (b)	539	564
2.82% 8/1/36 (b)	440	463
2.823% 10/1/42 (b)	2,703	2,857
2.905% 4/1/40 (b)	758	797
2.954% 2/1/40 (b)	886	935
3.03% 4/1/40 (b)	669	705
3.05% 9/1/41 (b)	761	802
3.087% 8/1/41 (b)	1,308	1,359
3.193% 9/1/41 (b)	496	521
3.231% 4/1/41 (b)	499	522
3.286% 6/1/41 (b)	523	551
3.417% 5/1/41 (b)	405	425
3.5% 8/1/26	12,622	13,400
3.627% 6/1/41 (b)	743	782
3.704% 5/1/41 (b)	668	704
4% 6/1/24 to 4/1/26	5,802	6,196
4.5% 8/1/18 to 11/1/18	2,143	2,205
5% 4/1/20	831	859
8.5% 5/1/26 to 7/1/28	116	139

TOTAL FREDDIE MAC		34,786

Ginnie Mae - 0.0%
5.5% 6/15/35	208	240
7% 1/15/25 to 8/15/32	795	942

TOTAL GINNIE MAE		1,182

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $123,509)		125,700

Asset-Backed Securities - 14.9%
Accredited Mortgage Loan Trust:
Series 2003-3 Class A1, 5.21% 1/25/34 (AMBAC Insured) (b)	$891	$869
Series 2005-1 Class M1, 1.1929% 4/25/35 (b)	380	355
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1 Class M2, 2.1744% 3/25/34 (b)	41	39
Series 2006-OP1 Class M1, 0.8044% 4/25/36 (b)	5,562	2,054
Ally Auto Receivables Trust:
Series 2015-1 Class A3, 1.39% 9/16/19	8,488	8,505
Series 2015-SN1 Class A3, 1.21% 12/20/17	4,040	4,039
Ally Master Owner Trust:
Series 2012-4 Class A, 1.72% 7/15/19	4,069	4,082
Series 2012-5 Class A, 1.54% 9/15/19	23,369	23,437
Series 2014-3 Class A, 1.33% 3/15/19	29,197	29,211
Series 2014-4 Class A2, 1.43% 6/17/19	12,365	12,384
Series 2014-5 Class A2, 1.6% 10/15/19	22,911	22,966
Series 2015-3 Class A, 1.63% 5/15/20	12,160	12,203
American Express Credit Account Master Trust:
Series 2014-2 Class A, 1.26% 1/15/20	12,555	12,576
Series 2014-3 Class A, 1.49% 4/15/20	16,368	16,441
Series 2014-4 Class A, 1.43% 6/15/20	5,022	5,043
AmeriCredit Automobile Receivables Trust:
Series 2013-5 Class A3, 0.9% 9/10/18	1,152	1,152
Series 2014-1 Class A3, 0.9% 2/8/19	1,954	1,952
Series 2014-2 Class A3, 0.94% 2/8/19	6,984	6,976
Series 2014-4 Class A3, 1.27% 7/8/19	3,011	3,010
Series 2015-2 Class A3, 1.27% 1/8/20	9,500	9,493
Series 2016-1 Class A3, 2.14% 10/8/20	6,338	6,369
Series 2016-2 Class A2A, 1.42% 10/8/19	8,000	8,003
Ameriquest Mortgage Securities, Inc. pass-thru certificates Series 2004-R2 Class M3, 1.3129% 4/25/34 (b)	53	41
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.2679% 3/25/34 (b)	330	299
Series 2004-W7 Class M1, 1.3129% 5/25/34 (b)	144	132
Series 2006-W4 Class A2C, 0.6844% 5/25/36 (b)	671	229
Asset Backed Securities Corp. Home Equity Loan Trust Series 2006-HE2 Class M1, 0.8944% 3/25/36 (b)	4	1
Bank of America Credit Card Master Trust Series 2015-A2 Class A, 1.36% 9/15/20	15,889	15,930
BMW Vehicle Lease Trust Series 2015-1 Class A3, 1.24% 12/20/17	1,232	1,233
BMW Vehicle Owner Trust Series 2016-A Class A3, 1.41% 11/25/20	8,930	8,919
Capital Auto Receivables Asset Trust:
Series 2014-3 Class A2, 1.18% 12/20/17	2,464	2,464
Series 2015-1 Class A2, 1.42% 6/20/18	8,162	8,167
Series 2015-2 Class A2, 1.39% 9/20/18	6,310	6,317
Series 2016-1 Class A3, 1.71% 4/20/20	7,385	7,397
Capital One Multi-Asset Execution Trust:
Series 2014-A5 Class A, 1.48% 7/15/20	15,293	15,355
Series 2015-A1 Class A, 1.39% 1/15/21	17,120	17,183
Series 2015-A5 Class A5, 1.6% 5/17/21	1,500	1,511
Series 2016-A3 Class A3, 1.34% 4/15/22	16,750	16,765
Series 2016-A4 Class A4, 1.4% 6/15/22	13,463	13,460
Carmax Auto Owner Trust:
Series 2014-4 Class A3, 1.25% 11/15/19	1,185	1,186
Series 2015-1 Class A3, 1.38% 11/15/19	5,237	5,249
Series 2015-3 Class A3, 1.63% 5/15/20	5,761	5,796
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.6644% 12/25/36 (b)	1,073	615
CFC LLC Series 2014-1A Class A, 1.46% 12/17/18 (a)	387	386
Chase Issuance Trust:
Series 2014-A7 Class A, 1.38% 11/15/19	15,127	15,170
Series 2015-A2, Class A, 1.59% 2/18/20	9,668	9,729
Series 2015-A7 Class A7, 1.62% 7/15/20	10,463	10,549
Series 2016-A2 Class A, 1.37% 6/15/21	16,440	16,453
Series 2016-A5 Class A5, 1.27% 7/15/21	16,850	16,810
Chrysler Capital Auto Receivables Trust Series 2015-AA Class A3, 1.22% 7/15/19 (a)	14,531	14,527
CIT Equipment Collateral:
Series 2013-VT1 Class A3, 1.13% 7/20/20 (a)	872	871
Series 2014-VT1 Class A3, 1.5% 10/21/19 (a)	10,133	10,123
Citibank Credit Card Issuance Trust:
Series 2014-A4 Class A4, 1.23% 4/24/19	12,523	12,544
Series 2014-A8 Class A8, 1.73% 4/9/20	15,490	15,651
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.7744% 3/25/32 (b)	7	7
Series 2004-2 Class 3A4, 1.0244% 7/25/34 (b)	261	217
Series 2004-3 Class M4, 1.9794% 4/25/34 (b)	35	31
Series 2004-4 Class M2, 1.3194% 6/25/34 (b)	52	48
Dell Equipment Finance Trust:
Series 2015-1 Class A3, 1.3% 3/23/20 (a)	5,800	5,794
Series 2015-2 Class A2A, 1.42% 12/22/17 (a)	5,923	5,926
Discover Card Master Trust:
Series 2012-A6 Class A6, 1.67% 1/18/22	11,273	11,380
Series 2014-A5 Class A, 1.39% 4/15/20	12,080	12,119
Series 2015-A2 Class A, 1.9% 10/17/22	22,000	22,346
Series 2016-A1 Class A1, 1.64% 7/15/21	11,630	11,718
Enterprise Fleet Financing LLC:
Series 2014-1 Class A2, 0.87% 9/20/19 (a)	2,066	2,062
Series 2014-2 Class A2, 1.05% 3/20/20 (a)	8,824	8,804
Series 2015-1 Class A2, 1.3% 9/20/20 (a)	7,930	7,908
Series 2016-2 Class A2, 1.74% 2/22/22(a)	6,817	6,797
Fannie Mae Series 2004-T5:
Class AB1, 0.8897% 5/28/35 (b)	546	499
Class AB3, 1.1662% 5/28/35 (b)	245	214
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.6994% 8/25/34 (b)	229	216
Flagship Credit Auto Trust Series 2016-1 Class A, 2.53% 12/15/20 (a)	10,876	10,930
Ford Credit Auto Lease Trust Series 2015-A Class A3, 1.13% 6/15/18	9,500	9,497
Ford Credit Auto Owner Trust:
Series 2015-2 Class A, 2.44% 1/15/27 (a)	4,915	5,034
Series 2015-C Class A3, 1.41% 2/15/20	8,892	8,914
Series 2016-B Class A3, 1.33% 10/15/20	9,231	9,254
Ford Credit Floorplan Master Owner Trust:
Series 2012-2 Class A, 1.92% 1/15/19	7,294	7,316
Series 2012-5 Class A, 1.49% 9/15/19	38,670	38,783
Series 2014-1 Class A1, 1.2% 2/15/19	16,960	16,967
Series 2014-4 Class A1, 1.4% 8/15/19	30,459	30,470
Series 2015-1 Class A1, 1.42% 1/15/20	8,691	8,700
Series 2015-4 Class A1, 1.77% 8/15/20	9,880	9,944
Series 2016-3 Class A1, 1.7% 7/15/21	8,000	7,984
Fremont Home Loan Trust:
Series 2004-D:
Class M4, 1.9494% 11/25/34 (b)	371	37
Class M5, 2.0244% 11/25/34 (b)	82	1
Series 2005-A:
Class M3, 1.2594% 1/25/35 (b)	565	485
Class M4, 1.5444% 1/25/35 (b)	207	110
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 1.2054% 2/25/47 (a)(b)	532	442
GE Business Loan Trust Series 2006-2A:
Class A, 0.6877% 11/15/34 (a)(b)	69	64
Class B, 0.7877% 11/15/34 (a)(b)	25	22
Class C, 0.8877% 11/15/34 (a)(b)	42	36
Class D, 1.2577% 11/15/34 (a)(b)	16	14
GM Financial Automobile Leasing Trust:
Series 2014-2A Class A3, 1.22% 1/22/18 (a)	7,568	7,571
Series 2015-1 Class A3, 1.53% 9/20/18	10,401	10,437
Series 2015-2 Class A3, 1.68% 12/20/18	8,968	9,009
Series 2016-2 Class A2A, 1.49% 10/22/18	10,573	10,556
GMF Floorplan Owner Revolving Trust:
Series 2015-1 Class A1, 1.65% 5/15/20 (a)	16,253	16,231
Series 2016-1 Class A1, 1.86% 5/17/21 (a)	10,000	10,023
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.8444% 8/25/33 (b)	41	38
Series 2003-5 Class A2, 1.2244% 12/25/33 (b)	179	164
Series 2004-1 Class M2, 2.2244% 6/25/34 (b)	193	170
Honda Auto Receivables Owner Trust Series 2016-2 Class A3, 1.39% 4/15/20	5,488	5,503
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.7144% 1/25/37 (b)	756	530
Hyundai Auto Lease Securitization Trust:
Series 2014-B Class A3, 0.98% 11/15/17 (a)	6,548	6,547
Series 2015-A Class A3, 1.42% 9/17/18 (a)	10,570	10,585
Series 2015-B Class A3, 1.4% 11/15/18 (a)	12,772	12,806
Hyundai Auto Receivables Trust:
Series 2015-C Class A3, 1.46% 2/18/20	8,760	8,787
Series 2016-A Class A3, 1.56% 9/15/20	4,279	4,312
Hyundai Floorplan Master Owner Trust Series 2016-1A Class A2, 1.43% 3/15/21 (a)	6,861	6,874
JPMorgan Mortgage Acquisition Trust Series 2006-NC2 Class M2, 0.7879% 7/25/36 (b)	39	18
KeyCorp Student Loan Trust:
Series 1999-A Class A2, 0.9601% 12/27/29 (b)	19	19
Series 2006-A Class 2C, 1.7901% 3/27/42 (b)	359	177
Long Beach Mortgage Loan Trust Series 2006-6 Class 2A3, 0.6744% 7/25/36 (b)	5,273	2,648
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.8244% 5/25/37 (b)	217	5
Mercedes Benz Auto Lease Trust Series 2015-B Class A3, 1.34% 7/16/18	6,300	6,314
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 1.2744% 7/25/34 (b)	17	14
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.4994% 7/25/34 (b)	25	24
Series 2006-FM1 Class A2B, 0.5979% 4/25/37 (b)	19	16
Series 2006-OPT1 Class A1A, 1.0444% 6/25/35 (b)	498	480
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 1.2044% 8/25/34 (b)	369	316
Series 2004-NC8 Class M6, 2.3994% 9/25/34 (b)	37	34
Series 2005-NC1 Class M1, 1.1844% 1/25/35 (b)	122	109
Series 2005-NC2 Class B1, 2.2794% 3/25/35 (b)	93	2
Series 2006-NC4 Class A2D, 0.7644% 6/25/36 (b)	4,961	3,262
Nationstar HECM Loan Trust:
Series 2016-1A Class A, 3.1294% 2/25/26 (a)	5,750	5,774
Series 2016-3A Class A, 2.0125% 8/25/26 (a)	15,100	15,099
Nissan Auto Receivables Owner Trust:
Series 2015-C Class A3, 1.37% 5/15/20	8,740	8,771
Series 2016-A Class A3, 1.34% 10/15/20	6,747	6,767
Series 2016-B Class A3, 1.32% 1/15/21	7,401	7,420
Nissan Auto Receivables Trust Series 2016-C Class A3, 1.18% 1/15/21	12,029	11,993
Nissan Master Owner Trust Receivables:
Series 2015-A Class A2, 1.44% 1/15/20	12,071	12,065
Series 2016-A Class A2, 1.55% 6/15/21	7,141	7,107
Northstar Education Finance, Inc., Delaware Series 2005-1 Class A5, 1.3844% 10/30/45 (b)	1,602	1,504
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 2.3994% 9/25/34 (b)	2,955	2,700
Class M4, 2.6994% 9/25/34 (b)	1,212	753
Series 2005-WCH1 Class M4, 1.7694% 1/25/36 (b)	845	752
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.3244% 4/25/33 (b)	3	3
Santander Drive Auto Receivables Trust Series 2014-4 Class B, 1.82% 5/15/19	5,834	5,843
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.2829% 3/25/35 (b)	381	354
SLM Private Credit Student Loan Trust:
Series 2004-A:
Class B, 1.2325% 6/15/33 (b)	755	718
Class C, 1.6025% 6/15/33 (b)	1,693	1,603
Series 2004-B:
Class A2, 0.8339% 6/15/21 (b)	759	757
Class C, 1.5039% 9/15/33 (b)	2,143	2,005
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 2.2494% 9/25/34 (b)	30	26
Synchrony Credit Card Master Note Trust:
Series 2015-2 Class A, 1.6% 4/15/21	434	436
Series 2015-3 class A, 1.74% 9/15/21	11,000	11,043
Series 2016-1 Class A, 2.04% 3/15/22	6,550	6,638
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.3844% 9/25/34 (b)	340	303
Toyota Auto Receivables Owner Trust Series 2016-B Class A3, 1.51% 4/15/20	5,865	5,869
Toyota Auto Receivables Trust Series 2016-C Class A3, 4% 8/17/20	7,607	7,586
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 1.1901% 4/6/42 (a)(b)	261	115
Verizon Owner Trust Series 2016-1A Class A, 1.42% 1/20/21 (a)	11,851	11,857
Volkswagen Auto Lease Trust Series 2015-A Class A3, 1.25% 12/20/17	4,825	4,822
Volkswagen Auto Loan Enhanced Trust:
Series 2013-2 Class A3, 0.7% 4/20/18	529	528
Series 2014-1 Class A3, 0.91% 10/22/18	5,086	5,078
Volkswagen Credit Auto Master Trust Series 2014-1A Class A2, 1.4% 7/22/19 (a)	7,794	7,746
Volvo Financial Equipment LLC Series 2015-1A Class A3, 1.51% 6/17/19 (a)	9,805	9,830
World Omni Auto Receivables Trust:
Series 2014-B Class A3, 1.14% 1/15/20	1,360	1,360
Series 2016-A Class A3, 1.77% 9/15/21	1,299	1,313
World Omni Automobile Lease Securitization Trust Series 2015-A Class A3, 1.54% 10/15/18	9,090	9,108
TOTAL ASSET-BACKED SECURITIES
(Cost $1,017,947)		1,012,538

Collateralized Mortgage Obligations - 1.7%
Private Sponsor - 0.1%
BCAP LLC II Trust Series 2012-RR10 Class 5A5, 0.7528% 4/26/36 (a)(b)	986	972
Credit Suisse Mortgage Trust Series 2012-2R Class 1A1, 2.9413% 5/27/35 (a)(b)	2,983	3,066
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.6944% 2/25/37 (b)	305	281
Nationstar HECM Loan Trust sequential payer Series 2015-2A Class A, 2.8826% 11/25/25 (a)	3,378	3,378
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.8243% 6/10/35 (a)(b)	110	90
Class B6, 3.3243% 6/10/35 (a)(b)	16	12
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.8046% 7/20/34 (b)	13	12

TOTAL PRIVATE SPONSOR		7,811

U.S. Government Agency - 1.6%
Fannie Mae:
floater Series 2015-27 Class KF, 0.8244% 5/25/45 (b)	21,673	21,630
pass-thru certificates Series 2012-127 Class DH, 4% 11/25/27	3,315	3,493
planned amortization class Series 2012-94 Class E, 3% 6/25/22	1,560	1,593
sequential payer:
Series 2001-40 Class Z, 6% 8/25/31	483	550
Series 2009-31 Class A, 4% 2/25/24	261	264
Series 2016-27:
Class HK, 3% 1/25/41	18,750	19,534
Class KG, 3% 1/25/40	9,903	10,327
Series 2016-42 Class FL, 0.8744% 7/25/46 (b)	21,393	21,369
Freddie Mac:
planned amortization class:
Series 2382 Class MB, 6% 11/15/16	9	9
Series 3820 Class DA, 4% 11/15/35	2,859	2,968
Series 3949 Class MK, 4.5% 10/15/34	2,125	2,295
Series 4221-CLS Class GA, 1.4% 7/15/23	9,743	9,668
Ginnie Mae guaranteed REMIC pass-thru certificates Series 2015-H17 Class HA, 2.5% 5/20/65 (d)	11,124	11,279

TOTAL U.S. GOVERNMENT AGENCY		104,979

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $112,821)		112,790

Commercial Mortgage Securities - 6.6%
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.4918% 2/14/43 (b)(e)	663	0
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2007-3 Class A5, 5.377% 6/10/49	13,251	13,527
Series 2007-5 Class A1A, 5.361% 2/10/51	29,573	30,477
Series 2007-2:
Class A1A, 5.5731% 4/10/49 (b)	10,043	10,176
Class A4, 5.6241% 4/10/49 (b)	7,021	7,076
Series 2007-3 Class A4, 5.5433% 6/10/49 (b)	4,726	4,793
Bank of America Commercial Mortgage Trust Series 2016-UB10 Class A1, 1.559% 6/15/49	7,099	7,124
Barclays Commercial Mortgage Securities LLC floater Series 2015-RRI Class A, 1.6577% 5/15/32 (a)(b)	7,555	7,546
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.7994% 12/25/33 (a)(b)	21	19
Series 2005-4A:
Class A2, 0.9144% 1/25/36 (a)(b)	1,644	1,413
Class B1, 1.9244% 1/25/36 (a)(b)	66	50
Class M1, 0.9744% 1/25/36 (a)(b)	523	432
Class M2, 0.9944% 1/25/36 (a)(b)	185	150
Class M3, 1.0244% 1/25/36 (a)(b)	233	188
Class M4, 1.1344% 1/25/36 (a)(b)	127	101
Class M5, 1.1744% 1/25/36 (a)(b)	127	97
Class M6, 1.2244% 1/25/36 (a)(b)	129	97
Series 2006-3A Class M4, 0.9544% 10/25/36 (a)(b)	23	17
Series 2007-1 Class A2, 0.7944% 3/25/37 (a)(b)	939	793
Series 2007-2A:
Class A1, 0.7944% 7/25/37 (a)(b)	194	167
Class A2, 0.8444% 7/25/37 (a)(b)	182	145
Class M1, 0.8944% 7/25/37 (a)(b)	87	66
Class M2, 0.9344% 7/25/37 (a)(b)	49	35
Class M3, 1.0144% 7/25/37 (a)(b)	38	27
Series 2007-3:
Class A2, 0.8144% 7/25/37 (a)(b)	250	198
Class M1, 0.8344% 7/25/37 (a)(b)	188	144
Class M2, 0.8644% 7/25/37 (a)(b)	201	146
Class M3, 0.8944% 7/25/37 (a)(b)	326	220
Class M4, 1.0244% 7/25/37 (a)(b)	512	343
Class M5, 1.1244% 7/25/37 (a)(b)	242	120
Series 2007-4A:
Class A2, 1.0379% 9/25/37 (a)(b)	2,495	1,591
Class M1, 1.4379% 9/25/37 (a)(b)	162	53
Series 2006-2A Class IO, 0% 7/25/36 (a)(b)(e)	15,897	0
Bear Stearns Commercial Mortgage Securities Trust sequential payer:
Series 2006-PW14 Class A1A, 5.189% 12/11/38	2,958	2,964
Series 2007-PW18 Class A4, 5.7% 6/11/50	5,556	5,707
C-BASS Trust floater Series 2006-SC1 Class A, 0.7579% 5/25/36 (a)(b)	250	245
CD Commercial Mortgage Trust Series 2007-CD5 Class A1A, 5.8% 11/15/44	4,903	5,063
CDGJ Commercial Mortgage Trust Series 2014-BXCH Class A, 2.0801% 12/15/27 (a)(b)	13,583	13,613
Citigroup Commercial Mortgage Trust:
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49	762	761
Series 2007-C6 Class A4, 5.7119% 12/10/49 (b)	14,603	14,897
Series 2013-GC11 Class A1, 0.754% 4/10/46	1,499	1,494
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class A3, 5.484% 4/15/47	811	821
COMM Mortgage Trust Series 2014-CR15 Class A2, 2.928% 2/10/47	1,530	1,574
COMM Mortgage Trust pass-thru certificates:
floater Series 2005-F10A Class J, 1.3577% 4/15/17 (a)(b)	75	75
sequential payer Series 2006-C8:
Class A1A, 5.292% 12/10/46	5,973	6,011
Class A4, 5.306% 12/10/46	6,713	6,712
Commercial Mortgage Loan Trust Series 2008-LS1 Class A1A, 6.0936% 12/10/49 (b)	18,011	18,713
Credit Suisse Mortgage Trust Series 2007-4 Class A4, 5.9394% 9/15/39 (b)	10,377	10,634
CSMC Series 2015-TOWN:
Class B, 2.4077% 3/15/17 (a)(b)	1,592	1,564
Class C, 2.7577% 3/15/17 (a)(b)	1,552	1,520
Class D, 3.7077% 3/15/17 (a)(b)	4,427	4,341
Freddie Mac Series K707 Class A1, 1.615% 9/25/18	4,564	4,579
GAHR Commercial Mortgage Trust floater Series 2015-NRF Class AFL1, 1.8077% 12/15/34 (a)(b)	20,183	20,277
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	9,240	9,339
Series 2007-C1 Class A1A, 5.483% 12/10/49 (b)	16,521	16,697
GS Mortgage Securities Corp. Trust Series 2013-C, 2.974% 1/10/30 (a)	1,910	1,912
GS Mortgage Securities Trust:
floater:
Series 2014-GSFL Class A, 1.4841% 7/15/31 (a)(b)	2,892	2,857
Series 2016-ICE2 Class A, 2.412% 2/15/33 (a)(b)	9,337	9,383
sequential payer Series 2006-GG8:
Class A1A, 5.547% 11/10/39	1,444	1,443
Class A4, 5.56% 11/10/39	409	408
Series 2013-GC12 Class A1, 0.742% 6/10/46 (b)	1,950	1,944
Hilton U.S.A. Trust:
floater Series 2013-HLF Class AFL, 1.4676% 11/5/30 (a)(b)	6,080	6,085
Series 2013-HLT Class DFX, 4.4065% 11/5/30 (a)	1,772	1,778
Hyatt Hotel Portfolio Trust floater Series 2015-HYT Class A, 1.7577% 11/15/29 (a)(b)	5,390	5,397
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2014-BXH Class A, 1.4077% 4/15/27 (a)(b)	10,966	10,739
Series 2014-FL5 Class A, 1.3077% 7/15/31 (a)(b)	5,274	5,273
sequential payer:
Series 2006-LDP9 Class A3, 5.336% 5/15/47	8,525	8,544
Series 2007-CB18 Class A4, 5.44% 6/12/47	10,538	10,615
Series 2007-CB19 Class A4, 5.6986% 2/12/49 (b)	18,546	18,834
Series 2007-LDPX Class A3, 5.42% 1/15/49	3,396	3,430
Series 2011-C3 Class A3, 4.3877% 2/15/46 (a)	6,053	6,279
Series 2013-C10, Class A1, 0.7302% 12/15/47	880	878
Series 13-LC11 Class A1, 0.7664% 4/15/46	3,610	3,596
Series 2007-CB19 Class A1A, 5.6986% 2/12/49 (b)	8,413	8,570
Series 2013-C13 Class A1, 1.3029% 1/15/46	632	632
LB-UBS Commercial Mortgage Trust:
sequential payer Series 2007-C1 Class A4, 5.424% 2/15/40	5,722	5,758
Series 2007-C7 Class A3, 5.866% 9/15/45	4,984	5,172
Lone Star Portfolio Trust floater Series 2015-LSP Class A1A2, 2.243% 9/15/28 (a)(b)	6,003	6,099
Merrill Lynch-CFC Commercial Mortgage Trust sequential payer Series 2007-5 Class A4, 5.378% 8/12/48	10,701	10,764
Morgan Stanley Capital I Trust:
floater Series 2006-XLF Class C, 1.708% 7/15/19 (a)(b)	286	286
sequential payer:
Series 2007-IQ13 Class A1A, 5.312% 3/15/44	3,056	3,084
Series 2007-IQ14 Class A2, 5.61% 4/15/49	729	728
Series 2007-IQ14 Class A4, 5.692% 4/15/49	13,185	13,343
Series 2007-T27 Class A1A, 5.6426% 6/11/42 (b)	9,913	10,163
SCG Trust Series 2013-SRP1 Class A, 1.8814% 11/15/26 (a)(b)	7,192	7,188
UBS-Barclays Commercial Mortgage Trust sequential payer Series 2013-C6 Class A1, 0.8022% 4/10/46	1,705	1,699
Wachovia Bank Commercial Mortgage Trust:
sequential payer:
Series 2006-C29:
Class A1A, 5.297% 11/15/48	13,380	13,429
Class A4, 5.308% 11/15/48	1,102	1,104
Series 2007-C30 Class A5, 5.342% 12/15/43	2,040	2,057
Series 2007-C31 Class A4, 5.509% 4/15/47	203	205
Series 2007-C32 Class A3, 5.7021% 6/15/49 (b)	2,573	2,631
Series 2006-C26 Class A1A, 6.009% 6/15/45 (b)	1,189	1,188
Waldorf Astoria Boca Raton Trust floater Series 2016-BOCA Class A, 1.82% 6/15/29 (a)(b)	7,734	7,734
Wells Fargo Commercial Mortgage Trust Series 2013-LC12 Class A1, 1.676% 7/15/46	7,092	7,122
WF-RBS Commercial Mortgage Trust:
Series 2012-C8 Class A1, 0.864% 8/15/45	487	486
Series 2013-C13 Class A1, 0.778% 5/15/45	1,157	1,153
Series 2013-C14 Class A1, 0.836% 6/15/46	1,247	1,243
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $458,482)		446,165

Municipal Securities - 0.2%
Illinois Gen. Oblig. Series 2011, 5.877% 3/1/19
(Cost $12,189)	11,500	12,476

Bank Notes - 2.3%
Bank of America NA 1.75% 6/5/18	11,500	11,580
Capital One Bank NA:
1.15% 11/21/16	$4,927	$4,927
1.2% 2/13/17	11,778	11,779
1.3% 6/5/17	10,964	10,966
Capital One NA:
1.5% 9/5/17	8,022	8,030
1.65% 2/5/18	11,661	11,677
Citizens Bank NA 2.3% 12/3/18	8,496	8,596
Discover Bank 3.1% 6/4/20	5,758	5,923
Fifth Third Bank 2.375% 4/25/19	7,425	7,575
KeyBank NA:
1.65% 2/1/18	4,758	4,779
2.25% 3/16/20	3,604	3,655
2.35% 3/8/19	6,000	6,113
2.5% 12/15/19	4,770	4,898
Manufacturers & Traders Trust Co.:
1.4% 7/25/17	12,558	12,588
2.3% 1/30/19	1,080	1,100
Marshall & Ilsley Bank 5% 1/17/17	4,105	4,155
PNC Bank NA 1.95% 3/4/19	11,500	11,633
RBS Citizens NA 2.5% 3/14/19	3,813	3,870
Regions Bank 7.5% 5/15/18	994	1,085
Regions Financial Corp. 2.25% 9/14/18	17,720	17,816
Wells Fargo Bank NA 1.65% 1/22/18	7,500	7,543
TOTAL BANK NOTES
(Cost $159,235)		160,288
	Shares	Value (000s)

Money Market Funds - 0.6%
Fidelity Cash Central Fund, 0.42% (f)
(Cost $38,490)	38,490,015	38,490
	Maturity Amount (000s)	Value (000s)

Cash Equivalents - 1.3%
With:
Mizuho Securities U.S.A., Inc. at:
1.9%, dated 7/14/16 due 9/2/16 (Collateralized by U.S. Government Obligations valued at $36,327,239, 0.00% - 9.32%, 9/01/21 - 1/25/23)	35,092	35,000
2.2%, dated 8/17/16 due 2/13/17 (Collateralized by Mortgage Loan Obligations valued at $34,531,625, 0.00% , 9/01/21)	30,330	30,040
Morgan Stanley & Co., Inc. at 1.7%, dated 8/17/16 due 11/15/16 (Collateralized by Equity Securities valued at $27,019,129)	25,106	25,009
TOTAL CASH EQUIVALENTS
(Cost $90,000)		90,049
TOTAL INVESTMENT PORTFOLIO - 98.3%
(Cost $6,685,764)		6,690,247
NET OTHER ASSETS (LIABILITIES) - 1.7%		116,045
NET ASSETS - 100%		$6,806,292

Swaps

Underlying Reference	Rating(1)	Expiration Date	Clearinghouse/Counterparty	Fixed Payment Received/(Paid)	Notional Amount (000s)(2)	Value (000s)(1)	Upfront Premium Received/(Paid) (000s)	Unrealized Appreciation/(Depreciation) (000s)
Credit Default Swaps
Sell Protection
Morgan Stanley ABS Capital I Inc Series 2004-NC8 Class B3	C	Oct. 2034	Merrill Lynch International	4.60%	$9	$–	$–	$–

 (1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

 (2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Portfolio could be required to make if a credit event were to occur.

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $951,679,000 or 14.0% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $100,000.

 (d) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (e) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$458
Total	$458

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Corporate Bonds	$3,167,877	$--	$3,167,877	$--
U.S. Government and Government Agency Obligations	1,523,874	--	1,523,874	--
U.S. Government Agency - Mortgage Securities	125,700	--	125,700	--
Asset-Backed Securities	1,012,538	--	1,010,562	1,976
Collateralized Mortgage Obligations	112,790	--	112,790	--
Commercial Mortgage Securities	446,165	--	444,041	2,124
Municipal Securities	12,476	--	12,476	--
Bank Notes	160,288	--	160,288	--
Money Market Funds	38,490	38,490	--	--
Cash Equivalents	90,049	--	90,049	--
Total Investments in Securities:	$6,690,247	$38,490	$6,647,657	$4,100
Derivative Instruments:
Liabilities
Swaps	$--	$--	$--	$--
Total Liabilities	$--	$--	$--	$--
Total Derivative Instruments:	$--	$--	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value (Amount in thousands)
	Asset	Liability
Credit Risk
Swaps(a)	$0	$0
Total Credit Risk	0	0
Total Value of Derivatives	$0	$0

 (a) For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	85.1%
United Kingdom	3.3%
Canada	2.5%
Japan	2.1%
Netherlands	1.3%
Luxembourg	1.1%
Others (Individually Less Than 1%)	4.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		August 31, 2016
Assets
Investment in securities, at value (including repurchase agreements of $90,049) — See accompanying schedule: Unaffiliated issuers (cost $6,647,274)	$6,651,757
Fidelity Central Funds (cost $38,490)	38,490
Total Investments (cost $6,685,764)		$6,690,247
Receivable for investments sold		84,908
Receivable for fund shares sold		34,401
Interest receivable		25,171
Distributions receivable from Fidelity Central Funds		14
Other receivables		67
Total assets		6,834,808
Liabilities
Payable to custodian bank	$14
Payable for investments purchased	20,155
Payable for fund shares redeemed	4,978
Distributions payable	545
Accrued management fee	1,749
Distribution and service plan fees payable	108
Other affiliated payables	855
Other payables and accrued expenses	112
Total liabilities		28,516
Net Assets		$6,806,292
Net Assets consist of:
Paid in capital		$7,038,169
Undistributed net investment income		6,164
Accumulated undistributed net realized gain (loss) on investments		(242,524)
Net unrealized appreciation (depreciation) on investments		4,483
Net Assets		$6,806,292
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($207,755 ÷ 24,018 shares)		$8.65
Maximum offering price per share (100/98.50 of $8.65)		$8.78
Class T:
Net Asset Value and redemption price per share ($96,118 ÷ 11,112 shares)		$8.65
Maximum offering price per share (100/98.50 of $8.65)		$8.78
Class C:
Net Asset Value and offering price per share ($84,064 ÷ 9,721 shares)(a)		$8.65
Short-Term Bond:
Net Asset Value, offering price and redemption price per share ($5,893,667 ÷ 681,642 shares)		$8.65
Class I:
Net Asset Value, offering price and redemption price per share ($524,688 ÷ 60,656 shares)		$8.65

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Year ended August 31, 2016
Investment Income
Interest		$81,193
Income from Fidelity Central Funds		458
Total income		81,651
Expenses
Management fee	$17,351
Transfer agent fees	5,678
Distribution and service plan fees	157
Fund wide operations fee	2,177
Independent trustees' fees and expenses	25
Miscellaneous	13
Total expenses before reductions	25,401
Expense reductions	(17)	25,384
Net investment income (loss)		56,267
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	12,246
Swaps	3
Total net realized gain (loss)		12,249
Change in net unrealized appreciation (depreciation) on: Investment securities	27,260
Swaps	11
Total change in net unrealized appreciation (depreciation)		27,271
Net gain (loss)		39,520
Net increase (decrease) in net assets resulting from operations		$95,787

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2016	Year ended August 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$56,267	$70,195
Net realized gain (loss)	12,249	20,698
Change in net unrealized appreciation (depreciation)	27,271	(40,227)
Net increase (decrease) in net assets resulting from operations	95,787	50,666
Distributions to shareholders from net investment income	(53,120)	(63,086)
Share transactions - net increase (decrease)	1,485,788	(2,474,909)
Total increase (decrease) in net assets	1,528,455	(2,487,329)
Net Assets
Beginning of period	5,277,837	7,765,166
End of period	$6,806,292	$5,277,837
Other Information
Undistributed net investment income end of period	$6,164	$3,878

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Short-Term Bond Fund Class A

Years ended August 31,	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$8.65
Income from Investment Operations
Net investment income (loss)B	.009
Net realized and unrealized gain (loss)	(.001)C
Total from investment operations	.008
Distributions from net investment income	(.008)
Total distributions	(.008)
Net asset value, end of period	$8.65
Total ReturnD,E,F	.09%
Ratios to Average Net AssetsG,H
Expenses before reductions	.67%I
Expenses net of fee waivers, if any	.67%I
Expenses net of all reductions	.67%I
Net investment income (loss)	.79%I
Supplemental Data
Net assets, end of period (in millions)	$208
Portfolio turnover rateJ	138%K

 A For the period July 12, 2016 (commencement of sale of shares) to August 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Short-Term Bond Fund Class T

Years ended August 31,	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$8.65
Income from Investment Operations
Net investment income (loss)B	.009
Net realized and unrealized gain (loss)	(.001)C
Total from investment operations	.008
Distributions from net investment income	(.008)
Total distributions	(.008)
Net asset value, end of period	$8.65
Total ReturnD,E,F	.09%
Ratios to Average Net AssetsG,H
Expenses before reductions	.70%I
Expenses net of fee waivers, if any	.70%I
Expenses net of all reductions	.70%I
Net investment income (loss)	.76%I
Supplemental Data
Net assets, end of period (in millions)	$96
Portfolio turnover rateJ	138%K

 A For the period July 12, 2016 (commencement of sale of shares) to August 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Short-Term Bond Fund Class C

Years ended August 31,	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$8.65
Income from Investment Operations
Net investment income (loss)B	(.001)
Net realized and unrealized gain (loss)	.002
Total from investment operations	.001
Distributions from net investment income	(.001)
Total distributions	(.001)
Net asset value, end of period	$8.65
Total ReturnC,D,E	.01%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.53%H
Expenses net of fee waivers, if any	1.53%H
Expenses net of all reductions	1.53%H
Net investment income (loss)	(.07)%H
Supplemental Data
Net assets, end of period (in millions)	$84
Portfolio turnover rateI	138%J

 A For the period July 12, 2016 (commencement of sale of shares) to August 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Short-Term Bond Fund

Years ended August 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$8.58	$8.60	$8.55	$8.59	$8.53
Income from Investment Operations
Net investment income (loss)A	.087	.091	.082	.073	.098
Net realized and unrealized gain (loss)	.065	(.029)	.047	(.043)	.066
Total from investment operations	.152	.062	.129	.030	.164
Distributions from net investment income	(.082)	(.082)	(.079)	(.070)	(.104)
Total distributions	(.082)	(.082)	(.079)	(.070)	(.104)
Net asset value, end of period	$8.65	$8.58	$8.60	$8.55	$8.59
Total ReturnB	1.79%	.72%	1.51%	.35%	1.94%
Ratios to Average Net AssetsC,D
Expenses before reductions	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	1.01%	1.06%	.96%	.85%	1.15%
Supplemental Data
Net assets, end of period (in millions)	$5,894	$5,278	$6,386	$7,251	$7,494
Portfolio turnover rateE	138%F	83%G	76%	68%	71%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 F The portfolio turnover rate does not include the assets acquired in the merger.

 G Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Short-Term Bond Fund Class I

Years ended August 31,	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$8.65
Income from Investment Operations
Net investment income (loss)B	.011
Net realized and unrealized gain (loss)	(.001)C
Total from investment operations	.010
Distributions from net investment income	(.010)
Total distributions	(.010)
Net asset value, end of period	$8.65
Total ReturnD,E	.11%
Ratios to Average Net AssetsF,G
Expenses before reductions	.53%H
Expenses net of fee waivers, if any	.53%H
Expenses net of all reductions	.53%H
Net investment income (loss)	.94%H
Supplemental Data
Net assets, end of period (in millions)	$525
Portfolio turnover rateI	138%J

 A For the period July 12, 2016 (commencement of sale of shares) to August 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended August 31, 2016
(Amounts in thousands except percentages)

1. Organization.

Fidelity Short-Term Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund commenced sale of Class A, Class T, Class C and Class I shares and the existing class was designated Short-Term Bond on July 12, 2016. The Fund offers Class A, Class T, Class C, Short-Term Bond and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund offered Class F shares during the period June 26, 2009 through March 27, 2015 and all outstanding shares were redeemed by March 27, 2015.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, municipal securities, U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2016 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2016, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, premium on debt securities, partnerships (including allocations from Fidelity Central Funds), swap, deferred trustees compensation, financing transactions, capital loss carryforwards, and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$34,347
Gross unrealized depreciation	(27,732)
Net unrealized appreciation (depreciation) on securities	$6,615
Tax Cost	$6,683,632

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$2,911
Capital loss carryforward	$(241,333)
Net unrealized appreciation (depreciation) on securities and other investments	$6,616

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$(99,135)
2018	(142,198)
Total capital loss carryforward	$(241,333)

The tax character of distributions paid was as follows:

	August 31, 2016	August 31, 2015
Ordinary Income	$53,120	$ 63,086

Repurchase Agreements. Pursuant to an Exemptive Order issued by the SEC, the Fund along with other registered investment companies having management contracts with FMR, or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swaps	$3	$11
Totals	$3	$11

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, securities acquired in the merger and U.S. government securities, aggregated $1,732,587 and $1,479,301, respectively.

Prior Fiscal Year Redemption In-Kind. During the prior period, 268,739 shares of the Fund held by affiliated entities were redeemed in kind for investments, including accrued interest, with a value of $2,312,877. The Fund had net realized gain of $11,313 on investments delivered through the in-kind redemption. The amount of in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as Note 11: Share Transactions. The Fund recognized no gain or loss for federal income tax purposes.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .31% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.15%	$38	$38
Class T	-%	.15%	18	18
Class C	.75%	.25%	101	101
			$157	$157

Sales Load. FDC may receive a front-end sales charge of up to 1.50% for selling Class A and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive a contingent deferred sales charges levied on Class A, Class T and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% or .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$2
Class T	1
Class C(a)	1
$4

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Short-Term Bond. FIIOC receives an asset-based fee of .10% of Short-Term Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Class A	$45	.18(a)
Class T	24	.20(a)
Class C	20	.19(a)
Short-Term Bond	5,477.10
Class I	112	.18(a)
	$5,678

 (a) Annualized

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% of the Fund's average net assets less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annual rate of .04% of average net assets.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $12 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $591.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $17.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended August 31, 2016(a)	Year ended August 31, 2015(b)
From net investment income
Class A	$181	$–
Class T	81	–
Class C	6	–
Short-Term Bond	52,307	55,672
Class F	–	7,414
Class I	545	–
Total	$53,120	$63,086

 (a) Distributions for Class A, Class T, Class C and Class I are for the period July 12, 2016 (commencement of sale of shares) to August 31, 2016.

 (b) All Class F shares were redeemed by March 27, 2015.

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended August 31, 2016(a)	Year ended August 31, 2015(b)	Year ended August 31, 2016(a)	Year ended August 31, 2015(b)
Class A
Shares sold	1,261	–	$10,938	$–
Issued in exchange for the shares of Fidelity Advisor Short Fixed-Income Fund	23,799		205,856
Reinvestment of distributions	20	–	170	–
Shares redeemed	(1,062)	–	(9,193)	–
Net increase (decrease)	24,018	–	$207,771	$–
Class T
Shares sold	245	–	$2,125	$–
Issued in exchange for the shares of Fidelity Advisor Short Fixed-Income Fund	11,239		97,214
Reinvestment of distributions	9	–	76	–
Shares redeemed	(381)	–	(3,294)	–
Net increase (decrease)	11,112	–	$96,121	$–
Class C
Shares sold	220	–	$1,939	$–
Issued in exchange for the shares of Fidelity Advisor Short Fixed-Income Fund	9,816		84,908
Reinvestment of distributions	1	–	6	–
Shares redeemed	(316)	–	(2,731)	–
Net increase (decrease)	9,721	–	$84,122	$–
Short-Term Bond
Shares sold	225,400	242,802	$1,939,135	$2,087,768
Reinvestment of distributions	5,590	5,904	48,094	50,772
Shares redeemed	(164,454)	(375,973)(c)	(1,414,048)	(3,233,714)(c)
Net increase (decrease)	66,536	(127,267)	$573,181	$(1,095,174)
Class F
Shares sold	–	60,195	$–	$517,096
Reinvestment of distributions	–	738	–	6,344
Shares redeemed	–	(221,301)(c)	–	(1,903,175)(c)
Net increase (decrease)	–	(160,368)	$–	$(1,379,735)
Class I
Shares sold	5,498	–	$47,503	$–
Issued in exchange for the shares of Fidelity Advisor Short Fixed-Income Fund	60,873		526,543
Reinvestment of distributions	59	–	510	–
Shares redeemed	(5,774)	–	(49,963)	–
Net increase (decrease)	60,656	–	$524,593	$–

 (a) Share transactions for Class A, Class T, Class C and Class I are for the period July 12, 2016 (commencement of sale of shares) to August 31, 2016

 (b) All Class F shares were redeemed by March 27, 2015.

 (c) Amount includes in-kind redemptions.(see Note 5: Prior Fiscal Year Redemptions In-Kind).

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

13. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

14. Merger Information.

On July 15, 2016, the Fund acquired all of the assets and assumed all of the liabilities of Fidelity Advisor Short Fixed-Income Fund ("Target Fund") pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees ("The Board"). The acquisition was accomplished by an exchange of shares of the Fund for corresponding shares then outstanding of the Target Fund at their respective net asset value on the acquisition date. In addition, the Board approved the creation of additional classes of shares that commenced sale on July 12, 2016. The reorganization provides shareholders of the Target Fund access to a larger portfolio with a similar investment objective. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. The Target Fund's net assets of $914,521, including securities of $919,868 and unrealized appreciation of $1,475, were combined with the Fund's net assets of $5,787,826 for total net assets after the acquisition of $6,702,347.

Pro forma results of operations of the combined entity for the entire period ended August 31, 2016, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

Net Investment income (loss)	$ 64,343
Total net realized gain (loss)	13,516
Total change in net unrealized appreciation (depreciation)	30,114
Net increase (decrease) in net assets resulting from operations	$107,973

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the acquired fund that have been included in the Fund's accompanying Statement of Operations since July 15, 2016.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity Short-Term Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Short-Term Bond Fund (a fund of Fidelity Salem Street Trust) at August 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity Short-Term Bond Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2016 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
October 20, 2016

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Jonathan Chiel, Jennifer Toolin McAuliffe, and Mark A. Murray, each of the Trustees oversees 244 funds. Mr. Chiel oversees 111 funds. Ms. McAuliffe and Mr. Murray each oversees 191 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as President (2013-present) and Chief Executive Officer (2014-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present), Chairman and Director of FMR (investment adviser firm, 2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Ms. McAuliffe previously served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)

Year of Election or Appointment: 2007

Trustee

Mr. Keyes also serves as Trustee of other Fidelity® funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (U.K.) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jeffrey S. Christian (1961)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Christian also serves as Assistant Treasurer of other funds. Mr. Christian is an employee of Fidelity Investments (2003-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)

Year of Election or Appointment: 2015

Vice President

Mr. Goebel serves as Vice President of other funds and is an employee of Fidelity Investments (2001-present). Mr. Goebel serves as Senior Vice President of Fidelity Management & Research Company (FMR) (investment adviser firm, 2016-present). Previously, Mr. Goebel served as Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-2015), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-2015), and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-2015); General Counsel, Secretary, and Senior Vice President of FMR (investment adviser firm, 2008-2015) and FMR Co., Inc. (investment adviser firm, 2008-2015); Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-2015) and Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2008-2015); Chief Legal Officer (CLO) of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-2015); Secretary and CLO of certain Fidelity® funds (2008-2015); Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

John F. Papandrea (1972)

Year of Election or Appointment: 2016

Anti-Money Laundering (AML) Officer

Mr. Papandrea also serves as AML Officer of other funds. Mr. Papandrea is Vice President of FMR LLC (diversified financial services company, 2008-present) and is an employee of Fidelity Investments (2005-present).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of FMR Investment Management (U.K.) Limited (investment adviser firm, 2015-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Christine J. Thompson (1958)

Year of Election or Appointment: 2015

Vice President of Fidelity's Bond Funds

Ms. Thompson also serves as Vice President of other funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments (1985-present). Previously, Ms. Thompson served as Vice President of Fidelity's Bond Funds (2010-2012).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2016 to August 31, 2016) for Short-Term Bond, and for the period (July 12, 2016 to August 31, 2016) for Class A, Class T, Class C and Class I. The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (March 1, 2016 to August 31, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value	Ending Account Value August 31, 2016	Expenses Paid During Period
Class A	.67%
Actual		$1,000.00	$1,000.90	$.93-B
Hypothetical-C		$1,000.00	$1,021.77	$3.40-D
Class T	.70%
Actual		$1,000.00	$1,000.90	$.98-B
Hypothetical-C		$1,000.00	$1,021.62	$3.56-D
Class C	1.53%
Actual		$1,000.00	$1,000.10	$2.13-B
Hypothetical-C		$1,000.00	$1,017.44	$7.76-D
Short-Term Bond	.45%
Actual		$1,000.00	$1,012.50	$2.28-B
Hypothetical-C		$1,000.00	$1,022.87	$2.29-D
Class I	.53%
Actual		$1,000.00	$1,001.10	$.74-B
Hypothetical-C		$1,000.00	$1,022.47	$2.69-D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Actual expenses are equal to each Class' annualized expense ratio; multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period) for Short-Term Bond, and multiplied by 51/366 (to reflect the period July 12, 2016 to August 31, 2016) for Class A, Class T, Class C and Class I.

 C 5% return per year before expenses

 D Hypothetical expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Distributions (Unaudited)

The Fund designates $ 29,555,359 of distributions paid from earnings and profits of Fidelity Short – Term Bond Fund during the period January 1, 2016 to August 31, 2016 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The Fund designates $2,845,552 of distributions paid from earnings and profits of Fidelity Advisor Short – Fixed Income Fund during the period January 1, 2016 to July 15, 2016 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

A total of 11.29% and 12.99% of the dividends distributed during the fiscal year by Fidelity Short – Term Bond Fund and Fidelity Advisor Short – Fixed Income Fund, respectively, was derived from interest on U.S. Government securities which is generally exempt from state income tax

The fund will notify shareholders in January 2017 of amounts for use in preparing 2016 income tax returns.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

STP-ANN-1016
1.703606.119

Fidelity Advisor® Short-Term Bond Fund - Class A, Class T, Class C and Class I Annual Report August 31, 2016 Class A, Class T, Class C and Class I are classes of Fidelity® Short-Term Bond Fund

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended August 31, 2016	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 1.50% sales charge)	0.23%	0.95%	1.70%
Class T (incl. 1.50% sales charge)	0.22%	0.95%	1.70%
Class C (incl. contingent deferred sales charge)	0.66%	1.24%	1.85%
Class I	1.77%	1.26%	1.86%

 Class A shares bear a 0.15% 12b-1 fee. The initial offering of Class A shares took place on July 12, 2016. Returns prior to July 12, 2016, are those of Fidelity® Short-Term Bond Fund, the original class of the fund, which has no 12b-1 fee. Had Class A's 12b-1 fee been reflected, returns prior to July 12, 2016, would have been lower.

 Class T shares bear a 0.15% 12b-1 fee. The initial offering of Class T shares took place on July 12, 2016 . Returns prior to July 12, 2016, are those of Fidelity® Short-Term Bond Fund, the original class of the fund, which has no 12b-1 fee. Had Class T's 12b-1 fee been reflected, returns prior to July 12, 2016, would have been lower.

 Class C shares bear a 1.00% 12b-1 fee. The initial offering of Class C shares took place on July 12, 2016. Returns prior to July 12, 2016, are those of Fidelity® Short-Term Bond Fund, the original class of the fund, which has no 12b-1 fee. Had Class C's 12b-1 fee been reflected, returns prior to July 12, 2016, would have been lower.

 Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.

 The initial offering of Class I shares took place on July 12, 2016. Returns prior to July 12, 2016 are those of Fidelity® Short-Term Bond Fund, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Short-Term Bond Fund - Class A on August 31, 2006, and the current 1.50% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. 1-3 Year Government/Credit Bond Index performed over the same period.

See previous page for additional information regarding the performance of Class A.

Period Ending Values
$11,837	Fidelity Advisor® Short-Term Bond Fund - Class A
$12,966	Barclays® U.S. 1-3 Year Government/Credit Bond Index

Management's Discussion of Fund Performance

Market Recap:  Taxable investment-grade bonds gained solidly for the 12 months ending August 31, 2016, a volatile period marked by persistent concern about global growth, divergent global monetary policies and Brexit – the U.K.'s late-June referendum vote to leave the European Union. The Barclays U.S. Aggregate Bond Index rose 5.97% the past year, gaining significant ground in the mid-to-late stages of the period. The return primarily was driven by bond-price gains, partly as foreign investors sought the relatively higher yields and stability of U.S. fixed-income securities. Bond yields trended lower and the yield curve flattened for much of the period, especially in early 2016, soon after the U.S. Federal Reserve raised policy interest rates. Still, U.S. yields remained higher than those in most industrial countries, especially in Japan and parts of Europe, where rates largely were negative. Within the Barclays index, investment-grade corporate bonds led all major market segments by far, with a return of 9.64%. U.S. Treasuries, meanwhile, lagged many spread-based sectors, returning 5.14%. Commercial mortgage-backed securities topped the index, returning 6.72%, although most other securitized sectors fell short. Riskier, non-core fixed-income segments, including emerging-markets debt, led the broader market amid a strong surge in the period's second half.

Comments from Lead Portfolio Manager Rob Galusza and Co-Portfolio Manager Robin Foley:  For the year, the fund's share classes (excluding sales charges, if applicable) gained about 2%, besting, net of fees, the 1.50% return of the benchmark, the Barclays U.S. 1–3 Year Government/Credit Bond Index. An overweighting in corporate bonds contributed strongly overall, despite volatility. Within corporates, overweighting banks – and our strong picks in the segment – contributed versus the benchmark, as did attractive new holdings from some high-quality companies in the communications segment. Overweighting consumer companies and energy firms also helped. Outside of corporates, the fund benefited from its underweighting in U.S. government-agency debt, a group that lagged U.S. Treasuries. We significantly underweighted Treasuries, which helped meaningfully. Lower-rated investment-grade securities contributed, especially late in the period. Conversely, nothing about our positioning was particularly negative. That said, our picks among the bonds of banking and utility companies detracted. In addition, our decision to not own certain foreign government-related debt securities that were in the benchmark slightly hurt performance. At period end, we retained our underweighting in Treasuries in favor of maintaining an overweighting in corporate bonds. Lastly, we reduced exposure to several securitized sectors the past year.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Quality Diversification (% of fund's net assets)

As of August 31, 2016
U.S. Government and U.S. Government Agency Obligations	25.9%
AAA	19.4%
AA	5.5%
A	18.6%
BBB	24.9%
BB and Below	2.0%
Not Rated	0.1%
Short-Term Investments and Net Other Assets	3.6%

As of February 29, 2016
U.S. Government and U.S. Government Agency Obligations	27.1%
AAA	21.5%
AA	3.9%
A	20.4%
BBB	23.7%
BB and Below	2.2%
Not Rated	0.3%
Short-Term Investments and Net Other Assets	0.9%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Asset Allocation (% of fund's net assets)

As of August 31, 2016*,**
Corporate Bonds	46.5%
U.S. Government and U.S. Government Agency Obligations	25.9%
Asset-Backed Securities	14.9%
CMOs and Other Mortgage Related Securities	6.6%
Municipal Bonds	0.2%
Other Investments	2.3%
Short-Term Investments and Net Other Assets (Liabilities)	3.6%

 * Foreign investments - 14.9%

 ** Futures and Swaps - 0.0%

As of February 29, 2016 *,**
Corporate Bonds	47.1%
U.S. Government and U.S. Government Agency Obligations	27.1%
Asset-Backed Securities	14.9%
CMOs and Other Mortgage Related Securities	7.3%
Municipal Bonds	0.2%
Other Investments	2.5%
Short-Term Investments and Net Other Assets (Liabilities)	0.9%

 * Foreign investments - 13.6%

 ** Futures and Swaps - 0.0%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments August 31, 2016

Showing Percentage of Net Assets

Nonconvertible Bonds - 46.5%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 2.9%
Automobiles - 1.8%
American Honda Finance Corp.:
0.95% 5/5/17	$12,145	$12,143
1.7% 2/22/19	6,267	6,333
Daimler Finance North America LLC:
1.375% 8/1/17 (a)	13,451	13,480
1.5% 7/5/19 (a)	10,750	10,707
1.65% 3/2/18 (a)	7,774	7,803
1.65% 5/18/18 (a)	11,600	11,644
General Motors Financial Co., Inc.:
2.4% 4/10/18	13,827	13,930
2.4% 5/9/19	5,000	5,023
3.15% 1/15/20	2,000	2,042
4.2% 3/1/21	6,000	6,331
Volkswagen Group of America Finance LLC:
1.25% 5/23/17 (a)	12,558	12,533
1.65% 5/22/18 (a)	6,300	6,291
Volkswagen International Finance NV:
1.6% 11/20/17 (a)	7,444	7,441
2.375% 3/22/17 (a)	5,868	5,896
		121,597
Hotels, Restaurants & Leisure - 0.0%
McDonald's Corp. 2.1% 12/7/18	2,564	2,609
Media - 1.1%
21st Century Fox America, Inc. 4.5% 2/15/21	15,000	16,676
CBS Corp. 2.3% 8/15/19	5,200	5,265
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 3.579% 7/23/20 (a)	6,280	6,568
COX Communications, Inc. 6.25% 6/1/18 (a)	1,810	1,929
Time Warner Cable, Inc. 5.85% 5/1/17	17,093	17,589
Time Warner, Inc.:
4.75% 3/29/21	5,980	6,704
6.875% 6/15/18	9,300	10,182
Viacom, Inc. 2.2% 4/1/19	7,774	7,796
		72,709

TOTAL CONSUMER DISCRETIONARY		196,915

CONSUMER STAPLES - 3.8%
Beverages - 1.0%
Anheuser-Busch InBev Finance, Inc.:
1.9% 2/1/19	26,630	26,907
2.65% 2/1/21	22,878	23,576
Heineken NV 1.4% 10/1/17 (a)	3,569	3,576
SABMiller Holdings, Inc. 2.45% 1/15/17 (a)	15,238	15,307
		69,366
Food & Staples Retailing - 0.5%
CVS Health Corp.:
1.9% 7/20/18	16,613	16,817
2.25% 12/5/18	5,000	5,107
Walgreens Boots Alliance, Inc.:
1.75% 11/17/17	1,551	1,560
1.75% 5/30/18	9,262	9,316
		32,800
Food Products - 0.6%
General Mills, Inc.:
1.4% 10/20/17	9,249	9,284
5.7% 2/15/17	5,000	5,103
H.J. Heinz Co. 1.6% 6/30/17	9,180	9,207
The J.M. Smucker Co. 1.75% 3/15/18	4,056	4,077
Tyson Foods, Inc. 2.65% 8/15/19	6,460	6,626
William Wrigley Jr. Co. 1.4% 10/21/16 (a)	4,233	4,236
		38,533
Tobacco - 1.7%
BAT International Finance PLC:
1.1625% 6/15/18 (a)(b)	10,000	10,028
1.85% 6/15/18 (a)	27,000	27,252
2.75% 6/15/20 (a)	12,080	12,463
Imperial Tobacco Finance PLC:
2.05% 2/11/18 (a)	7,701	7,745
2.05% 7/20/18 (a)	25,710	25,943
Philip Morris International, Inc.:
1.25% 8/11/17	10,332	10,350
1.375% 2/25/19	15,998	16,080
Reynolds American, Inc.:
2.3% 6/12/18	2,688	2,730
3.25% 6/12/20	4,439	4,672
		117,263

TOTAL CONSUMER STAPLES		257,962

ENERGY - 3.8%
Energy Equipment & Services - 0.5%
Nabors Industries, Inc. 2.35% 9/15/16	3,625	3,625
Noble Holding International Ltd. 5% 3/16/18 (b)	449	441
Petrofac Ltd. 3.4% 10/10/18 (a)	12,265	12,313
Schlumberger Holdings Corp. 2.35% 12/21/18 (a)	17,766	18,069
		34,448
Oil, Gas & Consumable Fuels - 3.3%
BG Energy Capital PLC 2.875% 10/15/16 (a)	7,338	7,352
BP Capital Markets PLC:
1.375% 5/10/18	7,160	7,174
1.676% 5/3/19	3,128	3,152
1.846% 5/5/17	6,953	6,983
Canadian Natural Resources Ltd. 1.75% 1/15/18	2,475	2,465
Columbia Pipeline Group, Inc. 2.45% 6/1/18	8,097	8,136
ConocoPhillips Co.:
1.5% 5/15/18	15,988	15,989
2.2% 5/15/20	2,000	2,016
DCP Midstream Operating LP 2.7% 4/1/19	544	527
Enbridge, Inc.:
1.1358% 6/2/17 (b)	11,191	11,093
1.2961% 10/1/16 (b)	14,568	14,550
Enterprise Products Operating LP:
1.65% 5/7/18	14,703	14,725
2.55% 10/15/19	1,251	1,281
Exxon Mobil Corp. 1.708% 3/1/19	17,000	17,194
Kinder Morgan Energy Partners LP 2.65% 2/1/19	573	580
Kinder Morgan, Inc.:
2% 12/1/17	1,900	1,902
3.05% 12/1/19	9,592	9,848
Marathon Petroleum Corp. 2.7% 12/14/18	9,578	9,805
Petro-Canada 6.05% 5/15/18	7,774	8,325
Petroleos Mexicanos:
3.125% 1/23/19	1,067	1,081
5.5% 2/4/19 (a)	6,500	6,906
Phillips 66 Co. 2.95% 5/1/17	3,315	3,353
Schlumberger Investment SA 1.25% 8/1/17 (a)	10,365	10,368
Shell International Finance BV 2.125% 5/11/20	9,067	9,252
Total Capital International SA 1% 1/10/17	17,416	17,415
TransCanada PipeLines Ltd.:
1.625% 11/9/17	11,249	11,279
1.875% 1/12/18	12,481	12,545
3.125% 1/15/19	5,527	5,673
		220,969

TOTAL ENERGY		255,417

FINANCIALS - 22.9%
Banks - 13.5%
Banco Nacional de Desenvolvimento Economico e Social 3.375% 9/26/16 (a)	7,350	7,332
Bank of America Corp.:
2% 1/11/18	13,609	13,691
2.6% 1/15/19	20,519	20,972
3.875% 3/22/17	10,429	10,576
Bank of Montreal 1.4% 4/10/18	6,800	6,806
Bank of Nova Scotia:
1.3% 7/21/17	14,000	14,017
1.375% 12/18/17	6,674	6,681
Bank of Tokyo-Mitsubishi UFJ Ltd.:
1.45% 9/8/17 (a)	11,579	11,573
1.7% 3/5/18 (a)	19,024	19,051
Barclays PLC:
2% 3/16/18	6,150	6,154
2.75% 11/8/19	14,000	14,113
3.25% 1/12/21	6,858	6,989
BNP Paribas 2.375% 9/14/17	15,444	15,597
BPCE SA:
1.625% 2/10/17	8,033	8,044
2.5% 12/10/18	18,000	18,334
Capital One NA 2.35% 8/17/18	10,500	10,641
Citigroup, Inc.:
1.7% 4/27/18	17,280	17,300
1.85% 11/24/17	7,774	7,807
2.05% 6/7/19	31,921	32,162
2.15% 7/30/18	5,750	5,804
2.5% 9/26/18	12,200	12,414
2.5% 7/29/19	8,367	8,536
Citizens Bank NA:
1.6% 12/4/17	12,071	12,048
2.45% 12/4/19	1,240	1,256
2.55% 5/13/21	9,193	9,355
Commonwealth Bank of Australia 2.05% 3/15/19	12,500	12,641
Credit Suisse Group Funding Guernsey Ltd. 3.45% 4/16/21 (a)	17,045	17,407
Credit Suisse New York Branch:
1.3154% 5/26/17 (b)	8,595	8,601
1.375% 5/26/17	25,519	25,540
1.75% 1/29/18	15,547	15,570
Discover Bank:
2% 2/21/18	20,473	20,554
2.6% 11/13/18	7,250	7,357
Fifth Third Bancorp 4.5% 6/1/18	5,894	6,170
Fifth Third Bank 2.15% 8/20/18	7,388	7,483
HSBC Bank PLC 1.5% 5/15/18 (a)	7,320	7,300
HSBC U.S.A., Inc.:
1.7% 3/5/18	7,947	7,956
2.625% 9/24/18	6,383	6,492
Huntington National Bank 2% 6/30/18	12,100	12,181
ING Bank NV 1.8% 3/16/18 (a)	16,562	16,640
Intesa Sanpaolo SpA:
2.375% 1/13/17	26,825	26,875
3.875% 1/16/18	7,000	7,156
JPMorgan Chase & Co.:
1.7% 3/1/18	25,155	25,270
2% 8/15/17	1,642	1,655
2.2% 10/22/19	3,329	3,385
2.35% 1/28/19	4,485	4,578
KeyBank NA 1.7% 6/1/18	9,131	9,175
La Caisse Centrale 1.75% 1/29/18 (a)	8,185	8,196
Lloyds Bank PLC 1.75% 3/16/18	7,177	7,178
Mitsubishi UFJ Financial Group, Inc. 2.95% 3/1/21	12,290	12,667
Mitsubishi UFJ Trust & Banking Corp. 1.6% 10/16/17 (a)	9,172	9,186
Mizuho Bank Ltd.:
1.0901% 9/25/17 (a)(b)	12,071	12,044
1.2801% 3/26/18 (a)(b)	8,050	8,042
1.55% 10/17/17 (a)	20,676	20,677
MUFG Americas Holdings Corp. 1.625% 2/9/18	1,790	1,790
Nordea Bank AB 1.875% 9/17/18 (a)	11,200	11,280
PNC Bank NA:
1.45% 7/29/19	12,033	12,029
1.5% 2/23/18	8,053	8,081
1.8% 11/5/18	11,500	11,609
Regions Financial Corp. 3.2% 2/8/21	6,820	7,071
Royal Bank of Canada:
1.5% 1/16/18	13,690	13,718
1.5% 6/7/18	12,000	12,020
1.5% 7/29/19	12,690	12,655
2.2% 7/27/18	7,079	7,186
Royal Bank of Scotland Group PLC 1.5711% 3/31/17 (b)	31,778	31,750
Sumitomo Mitsui Banking Corp.:
1.75% 1/16/18	17,645	17,699
1.8% 7/18/17	10,796	10,847
2.05% 1/18/19	16,150	16,278
SunTrust Banks, Inc. 3.5% 1/20/17	8,284	8,341
The Toronto-Dominion Bank:
1.45% 9/6/18	10,000	9,995
1.45% 8/13/19	14,925	14,897
Wells Fargo & Co. 1.5% 1/16/18	30,480	30,594
Westpac Banking Corp.:
1.2% 5/19/17	19,599	19,611
1.5% 12/1/17	12,071	12,101
1.6% 8/19/19	12,000	11,978
2% 8/14/17	12,667	12,756
		919,515
Capital Markets - 3.2%
Deutsche Bank AG London Branch:
1.4% 2/13/17	28,439	28,386
1.875% 2/13/18	8,123	8,081
2.5% 2/13/19	1,000	1,001
2.85% 5/10/19	16,350	16,403
Goldman Sachs Group, Inc.:
1.481% 5/22/17 (b)	11,000	11,024
1.748% 9/15/17	22,837	22,891
2% 4/25/19	9,100	9,200
2.375% 1/22/18	13,689	13,864
2.55% 10/23/19	830	848
2.625% 1/31/19	20,185	20,702
Lazard Group LLC 6.85% 6/15/17	233	242
Morgan Stanley:
1.875% 1/5/18	14,774	14,848
2.375% 7/23/19	5,730	5,827
2.5% 1/24/19	15,000	15,239
2.65% 1/27/20	12,000	12,309
5.45% 1/9/17	13,916	14,123
UBS AG Stamford Branch:
1.375% 6/1/17	4,550	4,551
1.375% 8/14/17	12,423	12,420
1.8% 3/26/18	8,967	9,017
		220,976
Consumer Finance - 2.8%
American Express Credit Corp.:
1.125% 6/5/17	16,167	16,163
1.875% 11/5/18	7,800	7,875
2.25% 5/5/21	9,000	9,151
American Honda Finance Corp. 1.5% 9/11/17 (a)	3,585	3,600
Capital One Financial Corp. 2.45% 4/24/19	6,180	6,305
Discover Financial Services 6.45% 6/12/17	19,178	19,860
Ford Motor Credit Co. LLC:
1.461% 3/27/17	6,562	6,565
1.684% 9/8/17	12,224	12,239
1.897% 8/12/19	10,000	10,000
2.145% 1/9/18	8,595	8,646
2.24% 6/15/18	7,891	7,956
3% 6/12/17	21,729	21,991
Hyundai Capital America:
1.45% 2/6/17 (a)	8,360	8,363
2% 3/19/18 (a)	7,774	7,813
2% 7/1/19 (a)	9,125	9,162
2.125% 10/2/17 (a)	9,137	9,199
2.875% 8/9/18 (a)	583	595
Synchrony Financial:
1.875% 8/15/17	3,952	3,960
2.6% 1/15/19	20,271	20,543
		189,986
Diversified Financial Services - 0.6%
AIG Global Funding 1.65% 12/15/17 (a)	8,185	8,223
Berkshire Hathaway Finance Corp. 1.7% 3/15/19	5,406	5,474
IntercontinentalExchange, Inc.:
2.5% 10/15/18	4,297	4,399
2.75% 12/1/20	7,267	7,575
Moody's Corp. 2.75% 7/15/19	8,543	8,763
S&P Global, Inc. 2.5% 8/15/18	3,751	3,811
		38,245
Insurance - 1.9%
ACE INA Holdings, Inc. 2.3% 11/3/20	4,114	4,231
AFLAC, Inc. 2.4% 3/16/20	13,291	13,647
AIA Group Ltd. 2.25% 3/11/19 (a)	8,000	8,099
American International Group, Inc.:
2.3% 7/16/19	14,978	15,261
5.85% 1/16/18	7,518	7,951
Aon Corp. 5% 9/30/20	5,671	6,272
Assurant, Inc. 2.5% 3/15/18	7,873	7,974
Marsh & McLennan Companies, Inc. 2.55% 10/15/18	7,356	7,478
MetLife, Inc. 1.756% 12/15/17 (b)	2,988	3,002
Metropolitan Life Global Funding I 1.5% 1/10/18 (a)	15,958	16,038
New York Life Global Funding 1.55% 11/2/18 (a)	12,260	12,322
Pricoa Global Funding I 1.9% 9/21/18 (a)	5,750	5,811
Principal Life Global Funding II 2.25% 10/15/18 (a)	11,570	11,770
Prudential Financial, Inc. 2.3% 8/15/18	6,074	6,169
TIAA Asset Management Finance LLC 2.95% 11/1/19 (a)	1,742	1,789
		127,814
Real Estate Investment Trusts - 0.5%
Boston Properties, Inc. 3.7% 11/15/18	9,650	10,074
ERP Operating LP 2.375% 7/1/19	7,103	7,237
Health Care Property Investors, Inc. 6% 1/30/17	8,202	8,343
Health Care REIT, Inc.:
2.25% 3/15/18	2,747	2,772
4.7% 9/15/17	6,357	6,566
Select Income REIT 2.85% 2/1/18	2,887	2,904
		37,896
Real Estate Management & Development - 0.4%
Essex Portfolio LP 5.5% 3/15/17	5,190	5,295
Mack-Cali Realty LP 2.5% 12/15/17	4,847	4,867
Ventas Realty LP 1.25% 4/17/17	3,068	3,068
Ventas Realty LP/Ventas Capital Corp. 2% 2/15/18	4,341	4,366
Washington Prime Group LP 3.85% 4/1/20	9,340	9,588
		27,184

TOTAL FINANCIALS		1,561,616

HEALTH CARE - 4.3%
Biotechnology - 0.9%
AbbVie, Inc.:
1.75% 11/6/17	11,732	11,785
1.8% 5/14/18	15,781	15,862
2.5% 5/14/20	7,370	7,539
Amgen, Inc.:
1.25% 5/22/17	12,550	12,563
2.2% 5/22/19	8,204	8,376
Celgene Corp. 2.125% 8/15/18	5,502	5,567
		61,692
Health Care Equipment & Supplies - 0.7%
Becton, Dickinson & Co. 1.8% 12/15/17	8,174	8,222
Danaher Corp. 1.65% 9/15/18	13,922	14,100
Medtronic, Inc. 1.5% 3/15/18	9,841	9,897
Zimmer Biomet Holdings, Inc. 2% 4/1/18	11,880	11,955
		44,174
Health Care Providers & Services - 0.7%
Aetna, Inc. 1.9% 6/7/19	12,215	12,323
Cardinal Health, Inc. 1.95% 6/15/18	1,765	1,782
Express Scripts Holding Co. 1.25% 6/2/17	15,770	15,784
UnitedHealth Group, Inc.:
1.7% 2/15/19	4,193	4,233
1.9% 7/16/18	10,738	10,870
WellPoint, Inc. 1.875% 1/15/18	3,692	3,712
		48,704
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.:
1.3% 2/1/17	2,892	2,894
2.15% 12/14/18	3,048	3,085
		5,979
Pharmaceuticals - 1.9%
Actavis Funding SCS:
1.7361% 3/12/18 (b)	15,958	16,090
2.35% 3/12/18	15,547	15,725
3% 3/12/20	5,204	5,379
Bayer U.S. Finance LLC 1.5% 10/6/17 (a)	13,200	13,203
Mylan N.V. 2.5% 6/7/19 (a)	8,470	8,577
Mylan, Inc. 1.35% 11/29/16	2,239	2,242
Perrigo Co. PLC:
1.3% 11/8/16	1,940	1,941
2.3% 11/8/18	10,672	10,726
3.5% 3/15/21	5,024	5,191
Teva Pharmaceutical Finance Netherlands III BV:
1.4% 7/20/18	25,000	24,948
1.7% 7/19/19	11,319	11,337
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	2,042	2,051
Zoetis, Inc.:
1.875% 2/1/18	13,114	13,144
3.45% 11/13/20	1,708	1,785
		132,339

TOTAL HEALTH CARE		292,888

INDUSTRIALS - 0.6%
Aerospace & Defense - 0.4%
L-3 Communications Corp. 1.5% 5/28/17	5,826	5,834
Lockheed Martin Corp. 1.85% 11/23/18	17,352	17,583
		23,417
Airlines - 0.0%
Continental Airlines, Inc. 6.795% 2/2/20	11	12
Electrical Equipment - 0.0%
Fortive Corp. 1.8% 6/15/19 (a)	2,790	2,809
Industrial Conglomerates - 0.1%
Roper Technologies, Inc. 2.05% 10/1/18	5,750	5,816
Machinery - 0.0%
John Deere Capital Corp. 1.6% 7/13/18	2,138	2,154
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
2.125% 1/15/18	3,138	3,141
2.625% 9/4/18	5,039	5,068
		8,209

TOTAL INDUSTRIALS		42,417

INFORMATION TECHNOLOGY - 1.6%
Communications Equipment - 0.2%
Cisco Systems, Inc. 1.65% 6/15/18	11,600	11,722
Electronic Equipment & Components - 0.8%
Amphenol Corp. 1.55% 9/15/17	10,803	10,833
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 3.48% 6/1/19 (a)	13,790	14,175
Tyco Electronics Group SA:
2.375% 12/17/18	1,388	1,413
6.55% 10/1/17	25,736	27,148
		53,569
IT Services - 0.2%
The Western Union Co.:
2.875% 12/10/17	9,469	9,597
3.65% 8/22/18	3,751	3,867
		13,464
Technology Hardware, Storage & Peripherals - 0.4%
Hewlett Packard Enterprise Co.:
2.3934% 10/5/17 (a)(b)	13,030	13,134
2.85% 10/5/18 (a)	16,730	17,048
		30,182

TOTAL INFORMATION TECHNOLOGY		108,937

MATERIALS - 0.6%
Chemicals - 0.6%
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 1.7% 5/1/18 (a)	17,050	17,049
Ecolab, Inc.:
1.45% 12/8/17	3,704	3,714
1.55% 1/12/18	12,134	12,190
Sherwin-Williams Co. 1.35% 12/15/17	5,980	5,987
		38,940
Metals & Mining - 0.0%
Freeport-McMoRan, Inc. 2.3% 11/14/17	3,998	3,928

TOTAL MATERIALS		42,868

TELECOMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 2.0%
AT&T, Inc.:
1.4% 12/1/17	6,884	6,891
2.3% 3/11/19	7,280	7,426
2.4% 3/15/17	12,071	12,164
2.45% 6/30/20	6,309	6,436
BellSouth Corp. 4.4% 4/26/17 (a)(b)	22,000	22,436
British Telecommunications PLC:
1.25% 2/14/17	14,988	14,999
2.35% 2/14/19	7,475	7,631
CenturyLink, Inc. 5.15% 6/15/17	8,649	8,865
Verizon Communications, Inc.:
1.35% 6/9/17	1,279	1,282
1.375% 8/15/19	30,100	30,010
4.5% 9/15/20	12,500	13,794
		131,934
Wireless Telecommunication Services - 0.5%
America Movil S.A.B. de CV:
1.6561% 9/12/16 (b)	8,147	8,148
2.375% 9/8/16	9,647	9,647
Vodafone Group PLC:
1.25% 9/26/17	11,000	10,998
1.5% 2/19/18	6,383	6,382
1.625% 3/20/17	1,184	1,187
		36,362

TOTAL TELECOMMUNICATION SERVICES		168,296

UTILITIES - 3.5%
Electric Utilities - 2.0%
American Electric Power Co., Inc. 1.65% 12/15/17	9,866	9,886
Cleveland Electric Illuminating Co. 5.7% 4/1/17	2,639	2,700
Duke Energy Corp.:
1.0341% 4/3/17 (b)	19,294	19,322
1.625% 8/15/17	3,931	3,948
1.8% 9/1/21	3,796	3,786
2.1% 6/15/18	11,853	11,995
Eversource Energy 1.45% 5/1/18	1,897	1,899
Exelon Corp.:
1.55% 6/9/17	1,190	1,192
2.85% 6/15/20	1,752	1,814
FirstEnergy Corp. 2.75% 3/15/18	21,485	21,699
NextEra Energy Capital Holdings, Inc.:
1.586% 6/1/17	11,554	11,589
1.649% 9/1/18	2,594	2,600
Pacific Gas & Electric Co. 5.625% 11/30/17	11,071	11,661
PPL Capital Funding, Inc. 1.9% 6/1/18	4,643	4,658
Public Service Electric & Gas Co. 2.3% 9/15/18	1,000	1,021
Southern Co. 1.85% 7/1/19	16,250	16,361
TECO Finance, Inc. 1.2646% 4/10/18 (b)	13,000	12,838
		138,969
Independent Power and Renewable Electricity Producers - 0.3%
Emera U.S. Finance LP:
2.15% 6/15/19 (a)	1,698	1,718
2.7% 6/15/21 (a)	1,671	1,708
Kinder Morgan Finance Co. LLC 6% 1/15/18 (a)	7,000	7,341
Southern Power Co.:
1.5% 6/1/18	9,011	9,030
1.85% 12/1/17	2,439	2,455
		22,252
Multi-Utilities - 1.2%
Berkshire Hathaway Energy Co. 1.1% 5/15/17	16,583	16,588
Dominion Resources, Inc.:
1.4% 9/15/17	4,458	4,458
1.6% 8/15/19	4,062	4,065
1.9% 6/15/18	9,703	9,764
2.5% 12/1/19	10,591	10,810
2.9311% 9/30/66 (b)	6,389	5,047
Sempra Energy 2.3% 4/1/17	17,962	18,084
Wisconsin Energy Corp. 1.65% 6/15/18	10,459	10,524
		79,340

TOTAL UTILITIES		240,561

TOTAL NONCONVERTIBLE BONDS
(Cost $3,149,249)		3,167,877

U.S. Government and Government Agency Obligations - 22.4%
U.S. Government Agency Obligations - 2.7%
Fannie Mae:
0.875% 8/2/19	$30,311	$30,134
1% 2/26/19	75,198	75,211
1.125% 12/14/18	158	159
1.875% 9/18/18	114	116
Federal Home Loan Bank 0.875% 6/29/18	25,155	25,152
Freddie Mac 0.75% 4/9/18	50,849	50,742

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		181,514

U.S. Treasury Obligations - 19.7%
U.S. Treasury Notes:
0.75% 7/15/19	491,094	488,698
0.875% 6/15/19	261,764	261,437
1% 5/15/18 (c)	146,639	147,120
1.125% 1/15/19	102,484	103,076
1.375% 2/28/19	86,134	87,184
1.375% 3/31/20	252,000	254,845

TOTAL U.S. TREASURY OBLIGATIONS		1,342,360

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,523,842)		1,523,874

U.S. Government Agency - Mortgage Securities - 1.8%
Fannie Mae - 1.3%
2.448% 11/1/34 (b)	561	586
2.453% 2/1/44 (b)	759	784
2.502% 4/1/44 (b)	1,189	1,227
2.522% 10/1/41 (b)	1,545	1,637
2.523% 2/1/44 (b)	695	718
2.54% 6/1/42 (b)	677	705
2.551% 1/1/44 (b)	1,218	1,258
2.557% 1/1/40 (b)	1,296	1,363
2.599% 10/1/35 (b)	3,392	3,551
2.6% 5/1/44 (b)	1,330	1,374
2.625% 1/1/40 (b)	1,726	1,821
2.626% 5/1/44 (b)	2,028	2,107
2.627% 3/1/40 (b)	854	900
2.652% 9/1/41 (b)	2,698	2,853
2.659% 2/1/40 (b)	1,816	1,910
2.667% 5/1/35 (b)	1,012	1,068
2.668% 11/1/34 (b)	3,406	3,611
2.673% 12/1/34 (b)	484	513
2.678% 4/1/44 (b)	2,862	2,960
2.684% 2/1/35 (b)	1,031	1,079
2.685% 12/1/39 (b)	320	338
2.691% 2/1/40 (b)	544	575
2.693% 2/1/42 (b)	3,833	4,002
2.72% 7/1/35 (b)	1,457	1,540
2.751% 1/1/42 (b)	3,099	3,231
2.794% 12/1/33 (b)	514	542
2.801% 11/1/36 (b)	1,202	1,263
2.818% 8/1/41 (b)	204	212
2.822% 4/1/35 (b)	1,362	1,433
2.941% 3/1/40 (b)	999	1,053
2.951% 11/1/40 (b)	385	406
2.98% 9/1/41 (b)	454	475
2.991% 10/1/41 (b)	222	232
3.014% 8/1/41 (b)	437	458
3.229% 7/1/41 (b)	668	703
3.352% 10/1/41 (b)	359	379
3.5% 1/1/26 to 9/1/29	23,627	25,242
3.557% 7/1/41 (b)	865	910
4.5% 6/1/19 to 7/1/20	109	113
5.5% 10/1/17 to 11/1/34	12,992	14,567
6.5% 5/1/17 to 8/1/17	23	23
7% 3/1/17 to 11/1/18	8	8
7.5% 11/1/31	1	2

TOTAL FANNIE MAE		89,732

Freddie Mac - 0.5%
2.509% 11/1/35 (b)	539	564
2.82% 8/1/36 (b)	440	463
2.823% 10/1/42 (b)	2,703	2,857
2.905% 4/1/40 (b)	758	797
2.954% 2/1/40 (b)	886	935
3.03% 4/1/40 (b)	669	705
3.05% 9/1/41 (b)	761	802
3.087% 8/1/41 (b)	1,308	1,359
3.193% 9/1/41 (b)	496	521
3.231% 4/1/41 (b)	499	522
3.286% 6/1/41 (b)	523	551
3.417% 5/1/41 (b)	405	425
3.5% 8/1/26	12,622	13,400
3.627% 6/1/41 (b)	743	782
3.704% 5/1/41 (b)	668	704
4% 6/1/24 to 4/1/26	5,802	6,196
4.5% 8/1/18 to 11/1/18	2,143	2,205
5% 4/1/20	831	859
8.5% 5/1/26 to 7/1/28	116	139

TOTAL FREDDIE MAC		34,786

Ginnie Mae - 0.0%
5.5% 6/15/35	208	240
7% 1/15/25 to 8/15/32	795	942

TOTAL GINNIE MAE		1,182

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $123,509)		125,700

Asset-Backed Securities - 14.9%
Accredited Mortgage Loan Trust:
Series 2003-3 Class A1, 5.21% 1/25/34 (AMBAC Insured) (b)	$891	$869
Series 2005-1 Class M1, 1.1929% 4/25/35 (b)	380	355
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1 Class M2, 2.1744% 3/25/34 (b)	41	39
Series 2006-OP1 Class M1, 0.8044% 4/25/36 (b)	5,562	2,054
Ally Auto Receivables Trust:
Series 2015-1 Class A3, 1.39% 9/16/19	8,488	8,505
Series 2015-SN1 Class A3, 1.21% 12/20/17	4,040	4,039
Ally Master Owner Trust:
Series 2012-4 Class A, 1.72% 7/15/19	4,069	4,082
Series 2012-5 Class A, 1.54% 9/15/19	23,369	23,437
Series 2014-3 Class A, 1.33% 3/15/19	29,197	29,211
Series 2014-4 Class A2, 1.43% 6/17/19	12,365	12,384
Series 2014-5 Class A2, 1.6% 10/15/19	22,911	22,966
Series 2015-3 Class A, 1.63% 5/15/20	12,160	12,203
American Express Credit Account Master Trust:
Series 2014-2 Class A, 1.26% 1/15/20	12,555	12,576
Series 2014-3 Class A, 1.49% 4/15/20	16,368	16,441
Series 2014-4 Class A, 1.43% 6/15/20	5,022	5,043
AmeriCredit Automobile Receivables Trust:
Series 2013-5 Class A3, 0.9% 9/10/18	1,152	1,152
Series 2014-1 Class A3, 0.9% 2/8/19	1,954	1,952
Series 2014-2 Class A3, 0.94% 2/8/19	6,984	6,976
Series 2014-4 Class A3, 1.27% 7/8/19	3,011	3,010
Series 2015-2 Class A3, 1.27% 1/8/20	9,500	9,493
Series 2016-1 Class A3, 2.14% 10/8/20	6,338	6,369
Series 2016-2 Class A2A, 1.42% 10/8/19	8,000	8,003
Ameriquest Mortgage Securities, Inc. pass-thru certificates Series 2004-R2 Class M3, 1.3129% 4/25/34 (b)	53	41
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.2679% 3/25/34 (b)	330	299
Series 2004-W7 Class M1, 1.3129% 5/25/34 (b)	144	132
Series 2006-W4 Class A2C, 0.6844% 5/25/36 (b)	671	229
Asset Backed Securities Corp. Home Equity Loan Trust Series 2006-HE2 Class M1, 0.8944% 3/25/36 (b)	4	1
Bank of America Credit Card Master Trust Series 2015-A2 Class A, 1.36% 9/15/20	15,889	15,930
BMW Vehicle Lease Trust Series 2015-1 Class A3, 1.24% 12/20/17	1,232	1,233
BMW Vehicle Owner Trust Series 2016-A Class A3, 1.41% 11/25/20	8,930	8,919
Capital Auto Receivables Asset Trust:
Series 2014-3 Class A2, 1.18% 12/20/17	2,464	2,464
Series 2015-1 Class A2, 1.42% 6/20/18	8,162	8,167
Series 2015-2 Class A2, 1.39% 9/20/18	6,310	6,317
Series 2016-1 Class A3, 1.71% 4/20/20	7,385	7,397
Capital One Multi-Asset Execution Trust:
Series 2014-A5 Class A, 1.48% 7/15/20	15,293	15,355
Series 2015-A1 Class A, 1.39% 1/15/21	17,120	17,183
Series 2015-A5 Class A5, 1.6% 5/17/21	1,500	1,511
Series 2016-A3 Class A3, 1.34% 4/15/22	16,750	16,765
Series 2016-A4 Class A4, 1.4% 6/15/22	13,463	13,460
Carmax Auto Owner Trust:
Series 2014-4 Class A3, 1.25% 11/15/19	1,185	1,186
Series 2015-1 Class A3, 1.38% 11/15/19	5,237	5,249
Series 2015-3 Class A3, 1.63% 5/15/20	5,761	5,796
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.6644% 12/25/36 (b)	1,073	615
CFC LLC Series 2014-1A Class A, 1.46% 12/17/18 (a)	387	386
Chase Issuance Trust:
Series 2014-A7 Class A, 1.38% 11/15/19	15,127	15,170
Series 2015-A2, Class A, 1.59% 2/18/20	9,668	9,729
Series 2015-A7 Class A7, 1.62% 7/15/20	10,463	10,549
Series 2016-A2 Class A, 1.37% 6/15/21	16,440	16,453
Series 2016-A5 Class A5, 1.27% 7/15/21	16,850	16,810
Chrysler Capital Auto Receivables Trust Series 2015-AA Class A3, 1.22% 7/15/19 (a)	14,531	14,527
CIT Equipment Collateral:
Series 2013-VT1 Class A3, 1.13% 7/20/20 (a)	872	871
Series 2014-VT1 Class A3, 1.5% 10/21/19 (a)	10,133	10,123
Citibank Credit Card Issuance Trust:
Series 2014-A4 Class A4, 1.23% 4/24/19	12,523	12,544
Series 2014-A8 Class A8, 1.73% 4/9/20	15,490	15,651
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.7744% 3/25/32 (b)	7	7
Series 2004-2 Class 3A4, 1.0244% 7/25/34 (b)	261	217
Series 2004-3 Class M4, 1.9794% 4/25/34 (b)	35	31
Series 2004-4 Class M2, 1.3194% 6/25/34 (b)	52	48
Dell Equipment Finance Trust:
Series 2015-1 Class A3, 1.3% 3/23/20 (a)	5,800	5,794
Series 2015-2 Class A2A, 1.42% 12/22/17 (a)	5,923	5,926
Discover Card Master Trust:
Series 2012-A6 Class A6, 1.67% 1/18/22	11,273	11,380
Series 2014-A5 Class A, 1.39% 4/15/20	12,080	12,119
Series 2015-A2 Class A, 1.9% 10/17/22	22,000	22,346
Series 2016-A1 Class A1, 1.64% 7/15/21	11,630	11,718
Enterprise Fleet Financing LLC:
Series 2014-1 Class A2, 0.87% 9/20/19 (a)	2,066	2,062
Series 2014-2 Class A2, 1.05% 3/20/20 (a)	8,824	8,804
Series 2015-1 Class A2, 1.3% 9/20/20 (a)	7,930	7,908
Series 2016-2 Class A2, 1.74% 2/22/22(a)	6,817	6,797
Fannie Mae Series 2004-T5:
Class AB1, 0.8897% 5/28/35 (b)	546	499
Class AB3, 1.1662% 5/28/35 (b)	245	214
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.6994% 8/25/34 (b)	229	216
Flagship Credit Auto Trust Series 2016-1 Class A, 2.53% 12/15/20 (a)	10,876	10,930
Ford Credit Auto Lease Trust Series 2015-A Class A3, 1.13% 6/15/18	9,500	9,497
Ford Credit Auto Owner Trust:
Series 2015-2 Class A, 2.44% 1/15/27 (a)	4,915	5,034
Series 2015-C Class A3, 1.41% 2/15/20	8,892	8,914
Series 2016-B Class A3, 1.33% 10/15/20	9,231	9,254
Ford Credit Floorplan Master Owner Trust:
Series 2012-2 Class A, 1.92% 1/15/19	7,294	7,316
Series 2012-5 Class A, 1.49% 9/15/19	38,670	38,783
Series 2014-1 Class A1, 1.2% 2/15/19	16,960	16,967
Series 2014-4 Class A1, 1.4% 8/15/19	30,459	30,470
Series 2015-1 Class A1, 1.42% 1/15/20	8,691	8,700
Series 2015-4 Class A1, 1.77% 8/15/20	9,880	9,944
Series 2016-3 Class A1, 1.7% 7/15/21	8,000	7,984
Fremont Home Loan Trust:
Series 2004-D:
Class M4, 1.9494% 11/25/34 (b)	371	37
Class M5, 2.0244% 11/25/34 (b)	82	1
Series 2005-A:
Class M3, 1.2594% 1/25/35 (b)	565	485
Class M4, 1.5444% 1/25/35 (b)	207	110
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 1.2054% 2/25/47 (a)(b)	532	442
GE Business Loan Trust Series 2006-2A:
Class A, 0.6877% 11/15/34 (a)(b)	69	64
Class B, 0.7877% 11/15/34 (a)(b)	25	22
Class C, 0.8877% 11/15/34 (a)(b)	42	36
Class D, 1.2577% 11/15/34 (a)(b)	16	14
GM Financial Automobile Leasing Trust:
Series 2014-2A Class A3, 1.22% 1/22/18 (a)	7,568	7,571
Series 2015-1 Class A3, 1.53% 9/20/18	10,401	10,437
Series 2015-2 Class A3, 1.68% 12/20/18	8,968	9,009
Series 2016-2 Class A2A, 1.49% 10/22/18	10,573	10,556
GMF Floorplan Owner Revolving Trust:
Series 2015-1 Class A1, 1.65% 5/15/20 (a)	16,253	16,231
Series 2016-1 Class A1, 1.86% 5/17/21 (a)	10,000	10,023
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.8444% 8/25/33 (b)	41	38
Series 2003-5 Class A2, 1.2244% 12/25/33 (b)	179	164
Series 2004-1 Class M2, 2.2244% 6/25/34 (b)	193	170
Honda Auto Receivables Owner Trust Series 2016-2 Class A3, 1.39% 4/15/20	5,488	5,503
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.7144% 1/25/37 (b)	756	530
Hyundai Auto Lease Securitization Trust:
Series 2014-B Class A3, 0.98% 11/15/17 (a)	6,548	6,547
Series 2015-A Class A3, 1.42% 9/17/18 (a)	10,570	10,585
Series 2015-B Class A3, 1.4% 11/15/18 (a)	12,772	12,806
Hyundai Auto Receivables Trust:
Series 2015-C Class A3, 1.46% 2/18/20	8,760	8,787
Series 2016-A Class A3, 1.56% 9/15/20	4,279	4,312
Hyundai Floorplan Master Owner Trust Series 2016-1A Class A2, 1.43% 3/15/21 (a)	6,861	6,874
JPMorgan Mortgage Acquisition Trust Series 2006-NC2 Class M2, 0.7879% 7/25/36 (b)	39	18
KeyCorp Student Loan Trust:
Series 1999-A Class A2, 0.9601% 12/27/29 (b)	19	19
Series 2006-A Class 2C, 1.7901% 3/27/42 (b)	359	177
Long Beach Mortgage Loan Trust Series 2006-6 Class 2A3, 0.6744% 7/25/36 (b)	5,273	2,648
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.8244% 5/25/37 (b)	217	5
Mercedes Benz Auto Lease Trust Series 2015-B Class A3, 1.34% 7/16/18	6,300	6,314
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 1.2744% 7/25/34 (b)	17	14
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.4994% 7/25/34 (b)	25	24
Series 2006-FM1 Class A2B, 0.5979% 4/25/37 (b)	19	16
Series 2006-OPT1 Class A1A, 1.0444% 6/25/35 (b)	498	480
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 1.2044% 8/25/34 (b)	369	316
Series 2004-NC8 Class M6, 2.3994% 9/25/34 (b)	37	34
Series 2005-NC1 Class M1, 1.1844% 1/25/35 (b)	122	109
Series 2005-NC2 Class B1, 2.2794% 3/25/35 (b)	93	2
Series 2006-NC4 Class A2D, 0.7644% 6/25/36 (b)	4,961	3,262
Nationstar HECM Loan Trust:
Series 2016-1A Class A, 3.1294% 2/25/26 (a)	5,750	5,774
Series 2016-3A Class A, 2.0125% 8/25/26 (a)	15,100	15,099
Nissan Auto Receivables Owner Trust:
Series 2015-C Class A3, 1.37% 5/15/20	8,740	8,771
Series 2016-A Class A3, 1.34% 10/15/20	6,747	6,767
Series 2016-B Class A3, 1.32% 1/15/21	7,401	7,420
Nissan Auto Receivables Trust Series 2016-C Class A3, 1.18% 1/15/21	12,029	11,993
Nissan Master Owner Trust Receivables:
Series 2015-A Class A2, 1.44% 1/15/20	12,071	12,065
Series 2016-A Class A2, 1.55% 6/15/21	7,141	7,107
Northstar Education Finance, Inc., Delaware Series 2005-1 Class A5, 1.3844% 10/30/45 (b)	1,602	1,504
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 2.3994% 9/25/34 (b)	2,955	2,700
Class M4, 2.6994% 9/25/34 (b)	1,212	753
Series 2005-WCH1 Class M4, 1.7694% 1/25/36 (b)	845	752
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.3244% 4/25/33 (b)	3	3
Santander Drive Auto Receivables Trust Series 2014-4 Class B, 1.82% 5/15/19	5,834	5,843
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.2829% 3/25/35 (b)	381	354
SLM Private Credit Student Loan Trust:
Series 2004-A:
Class B, 1.2325% 6/15/33 (b)	755	718
Class C, 1.6025% 6/15/33 (b)	1,693	1,603
Series 2004-B:
Class A2, 0.8339% 6/15/21 (b)	759	757
Class C, 1.5039% 9/15/33 (b)	2,143	2,005
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 2.2494% 9/25/34 (b)	30	26
Synchrony Credit Card Master Note Trust:
Series 2015-2 Class A, 1.6% 4/15/21	434	436
Series 2015-3 class A, 1.74% 9/15/21	11,000	11,043
Series 2016-1 Class A, 2.04% 3/15/22	6,550	6,638
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.3844% 9/25/34 (b)	340	303
Toyota Auto Receivables Owner Trust Series 2016-B Class A3, 1.51% 4/15/20	5,865	5,869
Toyota Auto Receivables Trust Series 2016-C Class A3, 4% 8/17/20	7,607	7,586
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 1.1901% 4/6/42 (a)(b)	261	115
Verizon Owner Trust Series 2016-1A Class A, 1.42% 1/20/21 (a)	11,851	11,857
Volkswagen Auto Lease Trust Series 2015-A Class A3, 1.25% 12/20/17	4,825	4,822
Volkswagen Auto Loan Enhanced Trust:
Series 2013-2 Class A3, 0.7% 4/20/18	529	528
Series 2014-1 Class A3, 0.91% 10/22/18	5,086	5,078
Volkswagen Credit Auto Master Trust Series 2014-1A Class A2, 1.4% 7/22/19 (a)	7,794	7,746
Volvo Financial Equipment LLC Series 2015-1A Class A3, 1.51% 6/17/19 (a)	9,805	9,830
World Omni Auto Receivables Trust:
Series 2014-B Class A3, 1.14% 1/15/20	1,360	1,360
Series 2016-A Class A3, 1.77% 9/15/21	1,299	1,313
World Omni Automobile Lease Securitization Trust Series 2015-A Class A3, 1.54% 10/15/18	9,090	9,108
TOTAL ASSET-BACKED SECURITIES
(Cost $1,017,947)		1,012,538

Collateralized Mortgage Obligations - 1.7%
Private Sponsor - 0.1%
BCAP LLC II Trust Series 2012-RR10 Class 5A5, 0.7528% 4/26/36 (a)(b)	986	972
Credit Suisse Mortgage Trust Series 2012-2R Class 1A1, 2.9413% 5/27/35 (a)(b)	2,983	3,066
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.6944% 2/25/37 (b)	305	281
Nationstar HECM Loan Trust sequential payer Series 2015-2A Class A, 2.8826% 11/25/25 (a)	3,378	3,378
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.8243% 6/10/35 (a)(b)	110	90
Class B6, 3.3243% 6/10/35 (a)(b)	16	12
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.8046% 7/20/34 (b)	13	12

TOTAL PRIVATE SPONSOR		7,811

U.S. Government Agency - 1.6%
Fannie Mae:
floater Series 2015-27 Class KF, 0.8244% 5/25/45 (b)	21,673	21,630
pass-thru certificates Series 2012-127 Class DH, 4% 11/25/27	3,315	3,493
planned amortization class Series 2012-94 Class E, 3% 6/25/22	1,560	1,593
sequential payer:
Series 2001-40 Class Z, 6% 8/25/31	483	550
Series 2009-31 Class A, 4% 2/25/24	261	264
Series 2016-27:
Class HK, 3% 1/25/41	18,750	19,534
Class KG, 3% 1/25/40	9,903	10,327
Series 2016-42 Class FL, 0.8744% 7/25/46 (b)	21,393	21,369
Freddie Mac:
planned amortization class:
Series 2382 Class MB, 6% 11/15/16	9	9
Series 3820 Class DA, 4% 11/15/35	2,859	2,968
Series 3949 Class MK, 4.5% 10/15/34	2,125	2,295
Series 4221-CLS Class GA, 1.4% 7/15/23	9,743	9,668
Ginnie Mae guaranteed REMIC pass-thru certificates Series 2015-H17 Class HA, 2.5% 5/20/65 (d)	11,124	11,279

TOTAL U.S. GOVERNMENT AGENCY		104,979

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $112,821)		112,790

Commercial Mortgage Securities - 6.6%
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.4918% 2/14/43 (b)(e)	663	0
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2007-3 Class A5, 5.377% 6/10/49	13,251	13,527
Series 2007-5 Class A1A, 5.361% 2/10/51	29,573	30,477
Series 2007-2:
Class A1A, 5.5731% 4/10/49 (b)	10,043	10,176
Class A4, 5.6241% 4/10/49 (b)	7,021	7,076
Series 2007-3 Class A4, 5.5433% 6/10/49 (b)	4,726	4,793
Bank of America Commercial Mortgage Trust Series 2016-UB10 Class A1, 1.559% 6/15/49	7,099	7,124
Barclays Commercial Mortgage Securities LLC floater Series 2015-RRI Class A, 1.6577% 5/15/32 (a)(b)	7,555	7,546
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.7994% 12/25/33 (a)(b)	21	19
Series 2005-4A:
Class A2, 0.9144% 1/25/36 (a)(b)	1,644	1,413
Class B1, 1.9244% 1/25/36 (a)(b)	66	50
Class M1, 0.9744% 1/25/36 (a)(b)	523	432
Class M2, 0.9944% 1/25/36 (a)(b)	185	150
Class M3, 1.0244% 1/25/36 (a)(b)	233	188
Class M4, 1.1344% 1/25/36 (a)(b)	127	101
Class M5, 1.1744% 1/25/36 (a)(b)	127	97
Class M6, 1.2244% 1/25/36 (a)(b)	129	97
Series 2006-3A Class M4, 0.9544% 10/25/36 (a)(b)	23	17
Series 2007-1 Class A2, 0.7944% 3/25/37 (a)(b)	939	793
Series 2007-2A:
Class A1, 0.7944% 7/25/37 (a)(b)	194	167
Class A2, 0.8444% 7/25/37 (a)(b)	182	145
Class M1, 0.8944% 7/25/37 (a)(b)	87	66
Class M2, 0.9344% 7/25/37 (a)(b)	49	35
Class M3, 1.0144% 7/25/37 (a)(b)	38	27
Series 2007-3:
Class A2, 0.8144% 7/25/37 (a)(b)	250	198
Class M1, 0.8344% 7/25/37 (a)(b)	188	144
Class M2, 0.8644% 7/25/37 (a)(b)	201	146
Class M3, 0.8944% 7/25/37 (a)(b)	326	220
Class M4, 1.0244% 7/25/37 (a)(b)	512	343
Class M5, 1.1244% 7/25/37 (a)(b)	242	120
Series 2007-4A:
Class A2, 1.0379% 9/25/37 (a)(b)	2,495	1,591
Class M1, 1.4379% 9/25/37 (a)(b)	162	53
Series 2006-2A Class IO, 0% 7/25/36 (a)(b)(e)	15,897	0
Bear Stearns Commercial Mortgage Securities Trust sequential payer:
Series 2006-PW14 Class A1A, 5.189% 12/11/38	2,958	2,964
Series 2007-PW18 Class A4, 5.7% 6/11/50	5,556	5,707
C-BASS Trust floater Series 2006-SC1 Class A, 0.7579% 5/25/36 (a)(b)	250	245
CD Commercial Mortgage Trust Series 2007-CD5 Class A1A, 5.8% 11/15/44	4,903	5,063
CDGJ Commercial Mortgage Trust Series 2014-BXCH Class A, 2.0801% 12/15/27 (a)(b)	13,583	13,613
Citigroup Commercial Mortgage Trust:
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49	762	761
Series 2007-C6 Class A4, 5.7119% 12/10/49 (b)	14,603	14,897
Series 2013-GC11 Class A1, 0.754% 4/10/46	1,499	1,494
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class A3, 5.484% 4/15/47	811	821
COMM Mortgage Trust Series 2014-CR15 Class A2, 2.928% 2/10/47	1,530	1,574
COMM Mortgage Trust pass-thru certificates:
floater Series 2005-F10A Class J, 1.3577% 4/15/17 (a)(b)	75	75
sequential payer Series 2006-C8:
Class A1A, 5.292% 12/10/46	5,973	6,011
Class A4, 5.306% 12/10/46	6,713	6,712
Commercial Mortgage Loan Trust Series 2008-LS1 Class A1A, 6.0936% 12/10/49 (b)	18,011	18,713
Credit Suisse Mortgage Trust Series 2007-4 Class A4, 5.9394% 9/15/39 (b)	10,377	10,634
CSMC Series 2015-TOWN:
Class B, 2.4077% 3/15/17 (a)(b)	1,592	1,564
Class C, 2.7577% 3/15/17 (a)(b)	1,552	1,520
Class D, 3.7077% 3/15/17 (a)(b)	4,427	4,341
Freddie Mac Series K707 Class A1, 1.615% 9/25/18	4,564	4,579
GAHR Commercial Mortgage Trust floater Series 2015-NRF Class AFL1, 1.8077% 12/15/34 (a)(b)	20,183	20,277
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	9,240	9,339
Series 2007-C1 Class A1A, 5.483% 12/10/49 (b)	16,521	16,697
GS Mortgage Securities Corp. Trust Series 2013-C, 2.974% 1/10/30 (a)	1,910	1,912
GS Mortgage Securities Trust:
floater:
Series 2014-GSFL Class A, 1.4841% 7/15/31 (a)(b)	2,892	2,857
Series 2016-ICE2 Class A, 2.412% 2/15/33 (a)(b)	9,337	9,383
sequential payer Series 2006-GG8:
Class A1A, 5.547% 11/10/39	1,444	1,443
Class A4, 5.56% 11/10/39	409	408
Series 2013-GC12 Class A1, 0.742% 6/10/46 (b)	1,950	1,944
Hilton U.S.A. Trust:
floater Series 2013-HLF Class AFL, 1.4676% 11/5/30 (a)(b)	6,080	6,085
Series 2013-HLT Class DFX, 4.4065% 11/5/30 (a)	1,772	1,778
Hyatt Hotel Portfolio Trust floater Series 2015-HYT Class A, 1.7577% 11/15/29 (a)(b)	5,390	5,397
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2014-BXH Class A, 1.4077% 4/15/27 (a)(b)	10,966	10,739
Series 2014-FL5 Class A, 1.3077% 7/15/31 (a)(b)	5,274	5,273
sequential payer:
Series 2006-LDP9 Class A3, 5.336% 5/15/47	8,525	8,544
Series 2007-CB18 Class A4, 5.44% 6/12/47	10,538	10,615
Series 2007-CB19 Class A4, 5.6986% 2/12/49 (b)	18,546	18,834
Series 2007-LDPX Class A3, 5.42% 1/15/49	3,396	3,430
Series 2011-C3 Class A3, 4.3877% 2/15/46 (a)	6,053	6,279
Series 2013-C10, Class A1, 0.7302% 12/15/47	880	878
Series 13-LC11 Class A1, 0.7664% 4/15/46	3,610	3,596
Series 2007-CB19 Class A1A, 5.6986% 2/12/49 (b)	8,413	8,570
Series 2013-C13 Class A1, 1.3029% 1/15/46	632	632
LB-UBS Commercial Mortgage Trust:
sequential payer Series 2007-C1 Class A4, 5.424% 2/15/40	5,722	5,758
Series 2007-C7 Class A3, 5.866% 9/15/45	4,984	5,172
Lone Star Portfolio Trust floater Series 2015-LSP Class A1A2, 2.243% 9/15/28 (a)(b)	6,003	6,099
Merrill Lynch-CFC Commercial Mortgage Trust sequential payer Series 2007-5 Class A4, 5.378% 8/12/48	10,701	10,764
Morgan Stanley Capital I Trust:
floater Series 2006-XLF Class C, 1.708% 7/15/19 (a)(b)	286	286
sequential payer:
Series 2007-IQ13 Class A1A, 5.312% 3/15/44	3,056	3,084
Series 2007-IQ14 Class A2, 5.61% 4/15/49	729	728
Series 2007-IQ14 Class A4, 5.692% 4/15/49	13,185	13,343
Series 2007-T27 Class A1A, 5.6426% 6/11/42 (b)	9,913	10,163
SCG Trust Series 2013-SRP1 Class A, 1.8814% 11/15/26 (a)(b)	7,192	7,188
UBS-Barclays Commercial Mortgage Trust sequential payer Series 2013-C6 Class A1, 0.8022% 4/10/46	1,705	1,699
Wachovia Bank Commercial Mortgage Trust:
sequential payer:
Series 2006-C29:
Class A1A, 5.297% 11/15/48	13,380	13,429
Class A4, 5.308% 11/15/48	1,102	1,104
Series 2007-C30 Class A5, 5.342% 12/15/43	2,040	2,057
Series 2007-C31 Class A4, 5.509% 4/15/47	203	205
Series 2007-C32 Class A3, 5.7021% 6/15/49 (b)	2,573	2,631
Series 2006-C26 Class A1A, 6.009% 6/15/45 (b)	1,189	1,188
Waldorf Astoria Boca Raton Trust floater Series 2016-BOCA Class A, 1.82% 6/15/29 (a)(b)	7,734	7,734
Wells Fargo Commercial Mortgage Trust Series 2013-LC12 Class A1, 1.676% 7/15/46	7,092	7,122
WF-RBS Commercial Mortgage Trust:
Series 2012-C8 Class A1, 0.864% 8/15/45	487	486
Series 2013-C13 Class A1, 0.778% 5/15/45	1,157	1,153
Series 2013-C14 Class A1, 0.836% 6/15/46	1,247	1,243
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $458,482)		446,165

Municipal Securities - 0.2%
Illinois Gen. Oblig. Series 2011, 5.877% 3/1/19
(Cost $12,189)	11,500	12,476

Bank Notes - 2.3%
Bank of America NA 1.75% 6/5/18	11,500	11,580
Capital One Bank NA:
1.15% 11/21/16	$4,927	$4,927
1.2% 2/13/17	11,778	11,779
1.3% 6/5/17	10,964	10,966
Capital One NA:
1.5% 9/5/17	8,022	8,030
1.65% 2/5/18	11,661	11,677
Citizens Bank NA 2.3% 12/3/18	8,496	8,596
Discover Bank 3.1% 6/4/20	5,758	5,923
Fifth Third Bank 2.375% 4/25/19	7,425	7,575
KeyBank NA:
1.65% 2/1/18	4,758	4,779
2.25% 3/16/20	3,604	3,655
2.35% 3/8/19	6,000	6,113
2.5% 12/15/19	4,770	4,898
Manufacturers & Traders Trust Co.:
1.4% 7/25/17	12,558	12,588
2.3% 1/30/19	1,080	1,100
Marshall & Ilsley Bank 5% 1/17/17	4,105	4,155
PNC Bank NA 1.95% 3/4/19	11,500	11,633
RBS Citizens NA 2.5% 3/14/19	3,813	3,870
Regions Bank 7.5% 5/15/18	994	1,085
Regions Financial Corp. 2.25% 9/14/18	17,720	17,816
Wells Fargo Bank NA 1.65% 1/22/18	7,500	7,543
TOTAL BANK NOTES
(Cost $159,235)		160,288
	Shares	Value (000s)

Money Market Funds - 0.6%
Fidelity Cash Central Fund, 0.42% (f)
(Cost $38,490)	38,490,015	38,490
	Maturity Amount (000s)	Value (000s)

Cash Equivalents - 1.3%
With:
Mizuho Securities U.S.A., Inc. at:
1.9%, dated 7/14/16 due 9/2/16 (Collateralized by U.S. Government Obligations valued at $36,327,239, 0.00% - 9.32%, 9/01/21 - 1/25/23)	35,092	35,000
2.2%, dated 8/17/16 due 2/13/17 (Collateralized by Mortgage Loan Obligations valued at $34,531,625, 0.00% , 9/01/21)	30,330	30,040
Morgan Stanley & Co., Inc. at 1.7%, dated 8/17/16 due 11/15/16 (Collateralized by Equity Securities valued at $27,019,129)	25,106	25,009
TOTAL CASH EQUIVALENTS
(Cost $90,000)		90,049
TOTAL INVESTMENT PORTFOLIO - 98.3%
(Cost $6,685,764)		6,690,247
NET OTHER ASSETS (LIABILITIES) - 1.7%		116,045
NET ASSETS - 100%		$6,806,292

Swaps

Underlying Reference	Rating(1)	Expiration Date	Clearinghouse/Counterparty	Fixed Payment Received/(Paid)	Notional Amount (000s)(2)	Value (000s)(1)	Upfront Premium Received/(Paid) (000s)	Unrealized Appreciation/(Depreciation) (000s)
Credit Default Swaps
Sell Protection
Morgan Stanley ABS Capital I Inc Series 2004-NC8 Class B3	C	Oct. 2034	Merrill Lynch International	4.60%	$9	$–	$–	$–

 (1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

 (2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Portfolio could be required to make if a credit event were to occur.

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $951,679,000 or 14.0% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $100,000.

 (d) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (e) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$458
Total	$458

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Corporate Bonds	$3,167,877	$--	$3,167,877	$--
U.S. Government and Government Agency Obligations	1,523,874	--	1,523,874	--
U.S. Government Agency - Mortgage Securities	125,700	--	125,700	--
Asset-Backed Securities	1,012,538	--	1,010,562	1,976
Collateralized Mortgage Obligations	112,790	--	112,790	--
Commercial Mortgage Securities	446,165	--	444,041	2,124
Municipal Securities	12,476	--	12,476	--
Bank Notes	160,288	--	160,288	--
Money Market Funds	38,490	38,490	--	--
Cash Equivalents	90,049	--	90,049	--
Total Investments in Securities:	$6,690,247	$38,490	$6,647,657	$4,100
Derivative Instruments:
Liabilities
Swaps	$--	$--	$--	$--
Total Liabilities	$--	$--	$--	$--
Total Derivative Instruments:	$--	$--	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value (Amount in thousands)
	Asset	Liability
Credit Risk
Swaps(a)	$0	$0
Total Credit Risk	0	0
Total Value of Derivatives	$0	$0

 (a) For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	85.1%
United Kingdom	3.3%
Canada	2.5%
Japan	2.1%
Netherlands	1.3%
Luxembourg	1.1%
Others (Individually Less Than 1%)	4.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		August 31, 2016
Assets
Investment in securities, at value (including repurchase agreements of $90,049) — See accompanying schedule: Unaffiliated issuers (cost $6,647,274)	$6,651,757
Fidelity Central Funds (cost $38,490)	38,490
Total Investments (cost $6,685,764)		$6,690,247
Receivable for investments sold		84,908
Receivable for fund shares sold		34,401
Interest receivable		25,171
Distributions receivable from Fidelity Central Funds		14
Other receivables		67
Total assets		6,834,808
Liabilities
Payable to custodian bank	$14
Payable for investments purchased	20,155
Payable for fund shares redeemed	4,978
Distributions payable	545
Accrued management fee	1,749
Distribution and service plan fees payable	108
Other affiliated payables	855
Other payables and accrued expenses	112
Total liabilities		28,516
Net Assets		$6,806,292
Net Assets consist of:
Paid in capital		$7,038,169
Undistributed net investment income		6,164
Accumulated undistributed net realized gain (loss) on investments		(242,524)
Net unrealized appreciation (depreciation) on investments		4,483
Net Assets		$6,806,292
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($207,755 ÷ 24,018 shares)		$8.65
Maximum offering price per share (100/98.50 of $8.65)		$8.78
Class T:
Net Asset Value and redemption price per share ($96,118 ÷ 11,112 shares)		$8.65
Maximum offering price per share (100/98.50 of $8.65)		$8.78
Class C:
Net Asset Value and offering price per share ($84,064 ÷ 9,721 shares)(a)		$8.65
Short-Term Bond:
Net Asset Value, offering price and redemption price per share ($5,893,667 ÷ 681,642 shares)		$8.65
Class I:
Net Asset Value, offering price and redemption price per share ($524,688 ÷ 60,656 shares)		$8.65

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Year ended August 31, 2016
Investment Income
Interest		$81,193
Income from Fidelity Central Funds		458
Total income		81,651
Expenses
Management fee	$17,351
Transfer agent fees	5,678
Distribution and service plan fees	157
Fund wide operations fee	2,177
Independent trustees' fees and expenses	25
Miscellaneous	13
Total expenses before reductions	25,401
Expense reductions	(17)	25,384
Net investment income (loss)		56,267
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	12,246
Swaps	3
Total net realized gain (loss)		12,249
Change in net unrealized appreciation (depreciation) on: Investment securities	27,260
Swaps	11
Total change in net unrealized appreciation (depreciation)		27,271
Net gain (loss)		39,520
Net increase (decrease) in net assets resulting from operations		$95,787

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2016	Year ended August 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$56,267	$70,195
Net realized gain (loss)	12,249	20,698
Change in net unrealized appreciation (depreciation)	27,271	(40,227)
Net increase (decrease) in net assets resulting from operations	95,787	50,666
Distributions to shareholders from net investment income	(53,120)	(63,086)
Share transactions - net increase (decrease)	1,485,788	(2,474,909)
Total increase (decrease) in net assets	1,528,455	(2,487,329)
Net Assets
Beginning of period	5,277,837	7,765,166
End of period	$6,806,292	$5,277,837
Other Information
Undistributed net investment income end of period	$6,164	$3,878

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Short-Term Bond Fund Class A

Years ended August 31,	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$8.65
Income from Investment Operations
Net investment income (loss)B	.009
Net realized and unrealized gain (loss)	(.001)C
Total from investment operations	.008
Distributions from net investment income	(.008)
Total distributions	(.008)
Net asset value, end of period	$8.65
Total ReturnD,E,F	.09%
Ratios to Average Net AssetsG,H
Expenses before reductions	.67%I
Expenses net of fee waivers, if any	.67%I
Expenses net of all reductions	.67%I
Net investment income (loss)	.79%I
Supplemental Data
Net assets, end of period (in millions)	$208
Portfolio turnover rateJ	138%K

 A For the period July 12, 2016 (commencement of sale of shares) to August 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Short-Term Bond Fund Class T

Years ended August 31,	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$8.65
Income from Investment Operations
Net investment income (loss)B	.009
Net realized and unrealized gain (loss)	(.001)C
Total from investment operations	.008
Distributions from net investment income	(.008)
Total distributions	(.008)
Net asset value, end of period	$8.65
Total ReturnD,E,F	.09%
Ratios to Average Net AssetsG,H
Expenses before reductions	.70%I
Expenses net of fee waivers, if any	.70%I
Expenses net of all reductions	.70%I
Net investment income (loss)	.76%I
Supplemental Data
Net assets, end of period (in millions)	$96
Portfolio turnover rateJ	138%K

 A For the period July 12, 2016 (commencement of sale of shares) to August 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Short-Term Bond Fund Class C

Years ended August 31,	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$8.65
Income from Investment Operations
Net investment income (loss)B	(.001)
Net realized and unrealized gain (loss)	.002
Total from investment operations	.001
Distributions from net investment income	(.001)
Total distributions	(.001)
Net asset value, end of period	$8.65
Total ReturnC,D,E	.01%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.53%H
Expenses net of fee waivers, if any	1.53%H
Expenses net of all reductions	1.53%H
Net investment income (loss)	(.07)%H
Supplemental Data
Net assets, end of period (in millions)	$84
Portfolio turnover rateI	138%J

 A For the period July 12, 2016 (commencement of sale of shares) to August 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Short-Term Bond Fund

Years ended August 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$8.58	$8.60	$8.55	$8.59	$8.53
Income from Investment Operations
Net investment income (loss)A	.087	.091	.082	.073	.098
Net realized and unrealized gain (loss)	.065	(.029)	.047	(.043)	.066
Total from investment operations	.152	.062	.129	.030	.164
Distributions from net investment income	(.082)	(.082)	(.079)	(.070)	(.104)
Total distributions	(.082)	(.082)	(.079)	(.070)	(.104)
Net asset value, end of period	$8.65	$8.58	$8.60	$8.55	$8.59
Total ReturnB	1.79%	.72%	1.51%	.35%	1.94%
Ratios to Average Net AssetsC,D
Expenses before reductions	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	1.01%	1.06%	.96%	.85%	1.15%
Supplemental Data
Net assets, end of period (in millions)	$5,894	$5,278	$6,386	$7,251	$7,494
Portfolio turnover rateE	138%F	83%G	76%	68%	71%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 F The portfolio turnover rate does not include the assets acquired in the merger.

 G Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Short-Term Bond Fund Class I

Years ended August 31,	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$8.65
Income from Investment Operations
Net investment income (loss)B	.011
Net realized and unrealized gain (loss)	(.001)C
Total from investment operations	.010
Distributions from net investment income	(.010)
Total distributions	(.010)
Net asset value, end of period	$8.65
Total ReturnD,E	.11%
Ratios to Average Net AssetsF,G
Expenses before reductions	.53%H
Expenses net of fee waivers, if any	.53%H
Expenses net of all reductions	.53%H
Net investment income (loss)	.94%H
Supplemental Data
Net assets, end of period (in millions)	$525
Portfolio turnover rateI	138%J

 A For the period July 12, 2016 (commencement of sale of shares) to August 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended August 31, 2016
(Amounts in thousands except percentages)

1. Organization.

Fidelity Short-Term Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund commenced sale of Class A, Class T, Class C and Class I shares and the existing class was designated Short-Term Bond on July 12, 2016. The Fund offers Class A, Class T, Class C, Short-Term Bond and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund offered Class F shares during the period June 26, 2009 through March 27, 2015 and all outstanding shares were redeemed by March 27, 2015.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, municipal securities, U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2016 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2016, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, premium on debt securities, partnerships (including allocations from Fidelity Central Funds), swap, deferred trustees compensation, financing transactions, capital loss carryforwards, and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$34,347
Gross unrealized depreciation	(27,732)
Net unrealized appreciation (depreciation) on securities	$6,615
Tax Cost	$6,683,632

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$2,911
Capital loss carryforward	$(241,333)
Net unrealized appreciation (depreciation) on securities and other investments	$6,616

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$(99,135)
2018	(142,198)
Total capital loss carryforward	$(241,333)

The tax character of distributions paid was as follows:

	August 31, 2016	August 31, 2015
Ordinary Income	$53,120	$ 63,086

Repurchase Agreements. Pursuant to an Exemptive Order issued by the SEC, the Fund along with other registered investment companies having management contracts with FMR, or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swaps	$3	$11
Totals	$3	$11

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, securities acquired in the merger and U.S. government securities, aggregated $1,732,587 and $1,479,301, respectively.

Prior Fiscal Year Redemption In-Kind. During the prior period, 268,739 shares of the Fund held by affiliated entities were redeemed in kind for investments, including accrued interest, with a value of $2,312,877. The Fund had net realized gain of $11,313 on investments delivered through the in-kind redemption. The amount of in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as Note 11: Share Transactions. The Fund recognized no gain or loss for federal income tax purposes.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .31% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.15%	$38	$38
Class T	-%	.15%	18	18
Class C	.75%	.25%	101	101
			$157	$157

Sales Load. FDC may receive a front-end sales charge of up to 1.50% for selling Class A and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive a contingent deferred sales charges levied on Class A, Class T and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% or .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$2
Class T	1
Class C(a)	1
$4

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Short-Term Bond. FIIOC receives an asset-based fee of .10% of Short-Term Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Class A	$45	.18(a)
Class T	24	.20(a)
Class C	20	.19(a)
Short-Term Bond	5,477.10
Class I	112	.18(a)
	$5,678

 (a) Annualized

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% of the Fund's average net assets less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annual rate of .04% of average net assets.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $12 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $591.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $17.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended August 31, 2016(a)	Year ended August 31, 2015(b)
From net investment income
Class A	$181	$–
Class T	81	–
Class C	6	–
Short-Term Bond	52,307	55,672
Class F	–	7,414
Class I	545	–
Total	$53,120	$63,086

 (a) Distributions for Class A, Class T, Class C and Class I are for the period July 12, 2016 (commencement of sale of shares) to August 31, 2016.

 (b) All Class F shares were redeemed by March 27, 2015.

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended August 31, 2016(a)	Year ended August 31, 2015(b)	Year ended August 31, 2016(a)	Year ended August 31, 2015(b)
Class A
Shares sold	1,261	–	$10,938	$–
Issued in exchange for the shares of Fidelity Advisor Short Fixed-Income Fund	23,799		205,856
Reinvestment of distributions	20	–	170	–
Shares redeemed	(1,062)	–	(9,193)	–
Net increase (decrease)	24,018	–	$207,771	$–
Class T
Shares sold	245	–	$2,125	$–
Issued in exchange for the shares of Fidelity Advisor Short Fixed-Income Fund	11,239		97,214
Reinvestment of distributions	9	–	76	–
Shares redeemed	(381)	–	(3,294)	–
Net increase (decrease)	11,112	–	$96,121	$–
Class C
Shares sold	220	–	$1,939	$–
Issued in exchange for the shares of Fidelity Advisor Short Fixed-Income Fund	9,816		84,908
Reinvestment of distributions	1	–	6	–
Shares redeemed	(316)	–	(2,731)	–
Net increase (decrease)	9,721	–	$84,122	$–
Short-Term Bond
Shares sold	225,400	242,802	$1,939,135	$2,087,768
Reinvestment of distributions	5,590	5,904	48,094	50,772
Shares redeemed	(164,454)	(375,973)(c)	(1,414,048)	(3,233,714)(c)
Net increase (decrease)	66,536	(127,267)	$573,181	$(1,095,174)
Class F
Shares sold	–	60,195	$–	$517,096
Reinvestment of distributions	–	738	–	6,344
Shares redeemed	–	(221,301)(c)	–	(1,903,175)(c)
Net increase (decrease)	–	(160,368)	$–	$(1,379,735)
Class I
Shares sold	5,498	–	$47,503	$–
Issued in exchange for the shares of Fidelity Advisor Short Fixed-Income Fund	60,873		526,543
Reinvestment of distributions	59	–	510	–
Shares redeemed	(5,774)	–	(49,963)	–
Net increase (decrease)	60,656	–	$524,593	$–

 (a) Share transactions for Class A, Class T, Class C and Class I are for the period July 12, 2016 (commencement of sale of shares) to August 31, 2016

 (b) All Class F shares were redeemed by March 27, 2015.

 (c) Amount includes in-kind redemptions.(see Note 5: Prior Fiscal Year Redemptions In-Kind).

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

13. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

14. Merger Information.

On July 15, 2016, the Fund acquired all of the assets and assumed all of the liabilities of Fidelity Advisor Short Fixed-Income Fund ("Target Fund") pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees ("The Board"). The acquisition was accomplished by an exchange of shares of the Fund for corresponding shares then outstanding of the Target Fund at their respective net asset value on the acquisition date. In addition, the Board approved the creation of additional classes of shares that commenced sale on July 12, 2016. The reorganization provides shareholders of the Target Fund access to a larger portfolio with a similar investment objective. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. The Target Fund's net assets of $914,521, including securities of $919,868 and unrealized appreciation of $1,475, were combined with the Fund's net assets of $5,787,826 for total net assets after the acquisition of $6,702,347.

Pro forma results of operations of the combined entity for the entire period ended August 31, 2016, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

Net Investment income (loss)	$ 64,343
Total net realized gain (loss)	13,516
Total change in net unrealized appreciation (depreciation)	30,114
Net increase (decrease) in net assets resulting from operations	$107,973

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the acquired fund that have been included in the Fund's accompanying Statement of Operations since July 15, 2016.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity Short-Term Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Short-Term Bond Fund (a fund of Fidelity Salem Street Trust) at August 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity Short-Term Bond Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2016 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
October 20, 2016

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Jonathan Chiel, Jennifer Toolin McAuliffe, and Mark A. Murray, each of the Trustees oversees 244 funds. Mr. Chiel oversees 111 funds. Ms. McAuliffe and Mr. Murray each oversees 191 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as President (2013-present) and Chief Executive Officer (2014-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present), Chairman and Director of FMR (investment adviser firm, 2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Ms. McAuliffe previously served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)

Year of Election or Appointment: 2007

Trustee

Mr. Keyes also serves as Trustee of other Fidelity® funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (U.K.) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jeffrey S. Christian (1961)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Christian also serves as Assistant Treasurer of other funds. Mr. Christian is an employee of Fidelity Investments (2003-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)

Year of Election or Appointment: 2015

Vice President

Mr. Goebel serves as Vice President of other funds and is an employee of Fidelity Investments (2001-present). Mr. Goebel serves as Senior Vice President of Fidelity Management & Research Company (FMR) (investment adviser firm, 2016-present). Previously, Mr. Goebel served as Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-2015), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-2015), and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-2015); General Counsel, Secretary, and Senior Vice President of FMR (investment adviser firm, 2008-2015) and FMR Co., Inc. (investment adviser firm, 2008-2015); Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-2015) and Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2008-2015); Chief Legal Officer (CLO) of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-2015); Secretary and CLO of certain Fidelity® funds (2008-2015); Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

John F. Papandrea (1972)

Year of Election or Appointment: 2016

Anti-Money Laundering (AML) Officer

Mr. Papandrea also serves as AML Officer of other funds. Mr. Papandrea is Vice President of FMR LLC (diversified financial services company, 2008-present) and is an employee of Fidelity Investments (2005-present).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of FMR Investment Management (U.K.) Limited (investment adviser firm, 2015-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Christine J. Thompson (1958)

Year of Election or Appointment: 2015

Vice President of Fidelity's Bond Funds

Ms. Thompson also serves as Vice President of other funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments (1985-present). Previously, Ms. Thompson served as Vice President of Fidelity's Bond Funds (2010-2012).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2016 to August 31, 2016) for Short-Term Bond, and for the period (July 12, 2016 to August 31, 2016) for Class A, Class T, Class C and Class I. The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (March 1, 2016 to August 31, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value	Ending Account Value August 31, 2016	Expenses Paid During Period
Class A	.67%
Actual		$1,000.00	$1,000.90	$.93-B
Hypothetical-C		$1,000.00	$1,021.77	$3.40-D
Class T	.70%
Actual		$1,000.00	$1,000.90	$.98-B
Hypothetical-C		$1,000.00	$1,021.62	$3.56-D
Class C	1.53%
Actual		$1,000.00	$1,000.10	$2.13-B
Hypothetical-C		$1,000.00	$1,017.44	$7.76-D
Short-Term Bond	.45%
Actual		$1,000.00	$1,012.50	$2.28-B
Hypothetical-C		$1,000.00	$1,022.87	$2.29-D
Class I	.53%
Actual		$1,000.00	$1,001.10	$.74-B
Hypothetical-C		$1,000.00	$1,022.47	$2.69-D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Actual expenses are equal to each Class' annualized expense ratio; multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period) for Short-Term Bond, and multiplied by 51/366 (to reflect the period July 12, 2016 to August 31, 2016) for Class A, Class T, Class C and Class I.

 C 5% return per year before expenses

 D Hypothetical expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Distributions (Unaudited)

The Fund designates $ 29,555,359 of distributions paid from earnings and profits of Fidelity Short – Term Bond Fund during the period January 1, 2016 to August 31, 2016 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The Fund designates $2,845,552 of distributions paid from earnings and profits of Fidelity Advisor Short – Fixed Income Fund during the period January 1, 2016 to July 15, 2016 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

A total of 11.29% and 12.99% of the dividends distributed during the fiscal year by Fidelity Short – Term Bond Fund and Fidelity Advisor Short – Fixed Income Fund, respectively, was derived from interest on U.S. Government securities which is generally exempt from state income tax

The fund will notify shareholders in January 2017 of amounts for use in preparing 2016 income tax returns.

ASTP-ANN-1016
1.9872669.100

Fidelity® Series Investment Grade Bond Fund Fidelity® Series Investment Grade Bond Fund Class F Annual Report August 31, 2016

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544, or for Class F, call 1-800-835-5092, to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended August 31, 2016	Past 1 year	Past 5 years	Life of fundA
Fidelity® Series Investment Grade Bond Fund	6.87%	3.59%	6.30%
Class F	6.97%	3.67%	6.39%

 A From October 8, 2008

 The initial offering of Class F shares took place on June 26, 2009. Returns prior to June 26, 2009 are those of Fidelity® Series Investment Grade Bond Fund, the original class of the fund.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Series Investment Grade Bond Fund, a class of the fund, on October 8, 2008, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$16,201	Fidelity® Series Investment Grade Bond Fund
$14,660	Barclays® U.S. Aggregate Bond Index

Management's Discussion of Fund Performance

Market Recap:  Taxable investment-grade bonds gained solidly for the 12 months ending August 31, 2016, a volatile period marked by persistent concern about global growth, divergent global monetary policies and Brexit – the U.K.’s late-June referendum vote to leave the European Union. The Barclays U.S. Aggregate Bond Index rose 5.97% the past year, gaining significant ground in the mid-to-late stages of the period. The return primarily was driven by bond-price gains, partly as foreign investors sought the relatively higher yields and stability of U.S. fixed-income securities. Bond yields trended lower and the yield curve flattened for much of the period, especially in early 2016, soon after the U.S. Federal Reserve raised policy interest rates. Still, U.S. yields remained higher than those in most industrial countries, especially in Japan and parts of Europe, where rates largely were negative. Within the Barclays index, investment-grade corporate bonds led all major market segments by far, with a return of 9.64%. U.S. Treasuries, meanwhile, lagged many spread-based sectors, returning 5.14%. Commercial mortgage-backed securities topped the index, returning 6.72%, although most other securitized sectors fell short. Riskier, non-core fixed-income segments, including emerging-markets debt, led the broader market amid a strong surge in the period’s second half.

Comments from Co-Portfolio Manager Ford O'Neil:  For the year, the fund’s share classes gained roughly 7%, outpacing, net of fees, the benchmark Barclays U.S. Aggregate Bond Index. I attempt to add value through sector positioning and security selection. Both contributed to our benchmark-beating result the past year. Overweighting investment-grade credit was a significant relative contributor, as was positioning here. Specifically, an overweighting in financials worked to our advantage, especially my focus on the banking, insurance and real estate investment trust (REIT) categories. The fund’s larger-than-benchmark exposure to industrials also was helpful, particularly good picks in the communications and energy segments. In contrast, we had a modest misstep in the utilities group, owning a handful of poor-performing bonds. We further benefited from our emphasis on sovereign debt from Mexico and Brazil. Underweighting U.S. government bonds aided the fund’s relative performance, although non-benchmark exposure to Treasury Inflation-Protected Securities, or TIPS, detracted, as they performed poorly amid subdued inflation and slack demand for inflation protection. Yield-curve positioning was another bright spot for the fund, with longer-term Treasury bonds providing a boost.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Note to Shareholders:  On October 1, 2016, Celso Munoz joined Ford O'Neil as Co-Portfolio Manager, replacing Jeff Moore.

Investment Summary (Unaudited)

Quality Diversification (% of fund's net assets)

As of August 31, 2016
U.S. Government and U.S. Government Agency Obligations	44.8%
AAA	2.9%
AA	2.1%
A	8.9%
BBB	31.3%
BB and Below	9.2%
Not Rated	0.1%
Short-Term Investments and Net Other Assets	0.7%

As of February 29, 2016
U.S. Government and U.S. Government Agency Obligations	40.1%
AAA	3.4%
AA	2.5%
A	11.2%
BBB	33.8%
BB and Below	7.2%
Not Rated	0.2%
Short-Term Investments and Net Other Assets	1.6%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Asset Allocation (% of fund's net assets)

As of August 31, 2016*,**
Corporate Bonds	45.3%
U.S. Government and U.S. Government Agency Obligations	44.8%
Asset-Backed Securities	0.3%
CMOs and Other Mortgage Related Securities	5.1%
Municipal Bonds	2.6%
Other Investments	1.2%
Short-Term Investments and Net Other Assets (Liabilities)	0.7%

 * Futures and Swaps - 0.4%

 ** Foreign investments - 10.0%

As of February 29, 2016*,**
Corporate Bonds	47.2%
U.S. Government and U.S. Government Agency Obligations	40.1%
Asset-Backed Securities	0.3%
CMOs and Other Mortgage Related Securities	6.5%
Municipal Bonds	2.5%
Other Investments	1.8%
Short-Term Investments and Net Other Assets (Liabilities)	1.6%

 * Foreign investments - 9.1%

 ** Futures and Swaps - (0.8)%

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Investments August 31, 2016

Showing Percentage of Net Assets

Nonconvertible Bonds - 45.3%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 3.9%
Automobiles - 0.9%
General Motors Co.:
3.5% 10/2/18	$15,850,000	$16,308,778
5.2% 4/1/45	9,418,000	10,026,205
6.25% 10/2/43	2,624,000	3,144,712
6.6% 4/1/36	11,647,000	14,361,229
6.75% 4/1/46	19,526,000	25,058,087
General Motors Financial Co., Inc.:
2.625% 7/10/17	5,075,000	5,123,167
3.2% 7/13/20	26,000,000	26,578,474
3.25% 5/15/18	8,305,000	8,464,199
3.5% 7/10/19	18,875,000	19,452,047
4.2% 3/1/21	27,410,000	28,922,593
4.25% 5/15/23	9,285,000	9,720,151
4.375% 9/25/21	41,737,000	44,514,013
4.75% 8/15/17	8,785,000	9,050,254
		220,723,909
Diversified Consumer Services - 0.1%
Ingersoll-Rand Global Holding Co. Ltd.:
2.875% 1/15/19	2,684,000	2,765,003
4.25% 6/15/23	18,902,000	20,790,310
		23,555,313
Hotels, Restaurants & Leisure - 0.2%
McDonald's Corp.:
2.75% 12/9/20	4,768,000	4,961,633
3.7% 1/30/26	12,567,000	13,580,906
4.7% 12/9/35	6,487,000	7,441,711
4.875% 12/9/45	10,181,000	12,043,034
		38,027,284
Media - 2.7%
21st Century Fox America, Inc.:
6.15% 3/1/37	8,831,000	11,311,910
6.15% 2/15/41	44,925,000	58,280,349
7.75% 12/1/45	10,133,000	15,399,343
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22 (a)	26,167,000	28,369,843
4.908% 7/23/25 (a)	25,893,000	28,549,208
6.484% 10/23/45 (a)	7,637,000	9,384,269
Comcast Corp. 3.6% 3/1/24	43,000,000	47,200,842
Discovery Communications LLC:
3.25% 4/1/23	3,681,000	3,683,356
6.35% 6/1/40	10,151,000	10,745,432
NBCUniversal, Inc. 5.15% 4/30/20	28,753,000	32,421,394
Thomson Reuters Corp.:
1.3% 2/23/17	8,556,000	8,569,022
3.85% 9/29/24	18,774,000	20,108,080
Time Warner Cable, Inc.:
4% 9/1/21	38,151,000	40,664,579
4.5% 9/15/42	37,419,000	36,201,273
5.5% 9/1/41	14,842,000	16,106,286
5.85% 5/1/17	7,927,000	8,156,915
5.875% 11/15/40	9,556,000	10,659,326
6.55% 5/1/37	40,036,000	48,308,999
6.75% 7/1/18	23,280,000	25,369,496
7.3% 7/1/38	30,237,000	39,268,822
8.25% 4/1/19	42,627,000	49,262,532
Time Warner, Inc.:
3.6% 7/15/25	9,728,000	10,418,396
4.9% 6/15/42	21,000,000	23,682,666
6.2% 3/15/40	15,555,000	20,085,425
6.5% 11/15/36	6,573,000	8,542,060
Viacom, Inc.:
2.5% 9/1/18	3,555,000	3,596,533
3.5% 4/1/17	15,103,000	15,282,409
		629,628,765

TOTAL CONSUMER DISCRETIONARY		911,935,271

CONSUMER STAPLES - 2.7%
Beverages - 1.1%
Anheuser-Busch InBev Finance, Inc.:
2.65% 2/1/21	51,141,000	52,701,261
3.3% 2/1/23	55,080,000	57,796,435
4.7% 2/1/36	52,149,000	60,445,384
4.9% 2/1/46	59,642,000	72,122,685
SABMiller Holdings, Inc. 3.75% 1/15/22 (a)	16,792,000	18,260,376
		261,326,141
Food & Staples Retailing - 0.3%
CVS Health Corp.:
2.8% 7/20/20	23,157,000	24,116,696
3.5% 7/20/22	13,624,000	14,631,059
4% 12/5/23	18,015,000	19,930,679
Walgreens Boots Alliance, Inc.:
1.75% 11/17/17	6,303,000	6,339,866
2.7% 11/18/19	14,218,000	14,671,568
		79,689,868
Food Products - 0.1%
ConAgra Foods, Inc. 1.9% 1/25/18	8,922,000	8,983,838
Tobacco - 1.2%
Altria Group, Inc.:
2.85% 8/9/22	31,563,000	33,094,626
9.25% 8/6/19	1,547,000	1,888,615
Imperial Tobacco Finance PLC:
2.05% 7/20/18 (a)	13,299,000	13,419,409
2.95% 7/21/20 (a)	24,400,000	25,189,950
3.75% 7/21/22 (a)	26,649,000	28,269,579
4.25% 7/21/25 (a)	25,864,000	28,309,260
Reynolds American, Inc.:
2.3% 6/12/18	11,475,000	11,655,112
3.25% 6/12/20	5,106,000	5,374,570
4% 6/12/22	17,554,000	19,220,577
4.45% 6/12/25	12,732,000	14,288,041
5.7% 8/15/35	6,607,000	8,208,609
5.85% 8/15/45	50,684,000	66,098,778
6.15% 9/15/43	11,136,000	14,919,300
7.25% 6/15/37	15,680,000	21,640,924
		291,577,350

TOTAL CONSUMER STAPLES		641,577,197

ENERGY - 8.0%
Energy Equipment & Services - 0.8%
DCP Midstream LLC:
4.75% 9/30/21 (a)	21,176,000	20,858,360
5.35% 3/15/20 (a)	39,799,000	40,395,985
6.75% 9/15/37 (a)	2,991,000	2,901,270
El Paso Pipeline Partners Operating Co. LLC:
5% 10/1/21	13,430,000	14,588,821
6.5% 4/1/20	2,078,000	2,321,839
Ensco PLC:
5.2% 3/15/25	32,677,000	23,527,440
5.75% 10/1/44	12,542,000	7,713,330
Halliburton Co.:
3.8% 11/15/25	12,900,000	13,332,498
4.85% 11/15/35	11,266,000	12,033,181
5% 11/15/45	15,435,000	16,991,002
Noble Holding International Ltd.:
5% 3/16/18 (b)	1,918,000	1,885,874
6.95% 4/1/25 (b)	32,232,000	26,269,080
7.95% 4/1/45 (b)	11,807,000	8,619,110
Transocean, Inc. 5.55% 12/15/16 (b)	13,734,000	13,837,005
		205,274,795
Oil, Gas & Consumable Fuels - 7.2%
Anadarko Finance Co. 7.5% 5/1/31	18,508,000	22,431,178
Anadarko Petroleum Corp.:
4.85% 3/15/21	8,165,000	8,686,205
5.55% 3/15/26	16,886,000	18,679,091
6.375% 9/15/17	7,930,000	8,294,899
6.6% 3/15/46	22,900,000	27,260,091
BP Capital Markets PLC:
2.315% 2/13/20	51,007,000	52,095,591
3.535% 11/4/24	26,060,000	27,817,695
3.814% 2/10/24	22,007,000	23,953,761
4.5% 10/1/20	9,929,000	10,962,837
4.742% 3/11/21	12,000,000	13,569,624
Canadian Natural Resources Ltd. 1.75% 1/15/18	10,142,000	10,102,923
Cenovus Energy, Inc. 5.7% 10/15/19	26,560,000	28,528,760
Columbia Pipeline Group, Inc.:
2.45% 6/1/18	4,897,000	4,920,476
3.3% 6/1/20	23,925,000	24,760,724
4.5% 6/1/25	7,318,000	7,913,502
5.8% 6/1/45	9,183,000	11,058,655
ConocoPhillips Co. 5.75% 2/1/19	12,956,000	14,166,596
DCP Midstream Operating LP:
2.5% 12/1/17	11,492,000	11,448,905
2.7% 4/1/19	2,202,000	2,133,188
3.875% 3/15/23	38,871,000	36,927,450
Duke Energy Field Services 6.45% 11/3/36 (a)	7,882,000	7,625,835
El Paso Corp. 6.5% 9/15/20	21,920,000	24,507,371
El Paso Natural Gas Co. 5.95% 4/15/17	1,304,000	1,337,205
Empresa Nacional de Petroleo 4.375% 10/30/24 (a)	16,015,000	17,125,288
Enable Midstream Partners LP:
2.4% 5/15/19	6,935,000	6,774,725
3.9% 5/15/24	7,314,000	6,881,860
Enbridge Energy Partners LP:
4.2% 9/15/21	24,752,000	25,544,485
4.375% 10/15/20	16,600,000	17,296,387
Enterprise Products Operating LP:
2.55% 10/15/19	4,990,000	5,110,319
3.75% 2/15/25	16,764,000	17,516,586
Kinder Morgan Energy Partners LP:
2.65% 2/1/19	2,031,000	2,055,348
3.95% 9/1/22	17,841,000	18,466,202
6.55% 9/15/40	2,324,000	2,524,273
Kinder Morgan, Inc. 3.05% 12/1/19	5,941,000	6,099,797
Marathon Petroleum Corp. 5.125% 3/1/21	20,728,000	23,090,681
Motiva Enterprises LLC 5.75% 1/15/20 (a)	6,844,000	7,529,570
MPLX LP 4% 2/15/25	3,838,000	3,748,782
Nakilat, Inc. 6.067% 12/31/33 (a)	5,435,000	6,564,937
Petro-Canada 6.05% 5/15/18	2,920,000	3,126,829
Petrobras Global Finance BV:
4.375% 5/20/23	69,514,000	60,623,785
4.875% 3/17/20	47,054,000	46,112,920
5.625% 5/20/43	47,507,000	36,639,774
Petrobras International Finance Co. Ltd.:
5.375% 1/27/21	81,955,000	78,984,131
5.75% 1/20/20	37,518,000	37,944,204
7.875% 3/15/19	4,115,000	4,391,528
Petroleos Mexicanos:
3.125% 1/23/19	3,563,000	3,609,319
3.5% 7/18/18	34,560,000	35,341,056
3.5% 7/23/20	22,730,000	23,014,125
3.5% 1/30/23	28,927,000	28,111,259
4.5% 1/23/26	25,619,000	25,657,429
4.875% 1/24/22	17,019,000	17,726,990
4.875% 1/18/24	25,208,000	26,153,300
5.5% 1/21/21	21,149,000	22,819,771
5.5% 6/27/44	92,634,000	88,002,300
5.625% 1/23/46	24,828,000	23,986,331
6% 3/5/20	10,740,000	11,752,245
6.375% 1/23/45	22,458,000	23,650,520
6.5% 6/2/41	47,555,000	50,413,056
6.875% 8/4/26 (a)	20,000,000	23,250,000
8% 5/3/19	13,934,000	15,766,321
Phillips 66 Co. 4.3% 4/1/22	21,152,000	23,300,070
Phillips 66 Partners LP 2.646% 2/15/20	2,101,000	2,114,526
Plains All American Pipeline LP/PAA Finance Corp.:
3.65% 6/1/22	23,890,000	24,142,947
3.85% 10/15/23	20,000,000	19,901,900
6.125% 1/15/17	5,000,000	5,081,820
Shell International Finance BV:
3.25% 5/11/25	26,300,000	27,924,683
4.375% 5/11/45	26,300,000	28,952,855
Southwestern Energy Co.:
5.8% 1/23/20 (b)	18,075,000	18,075,000
6.7% 1/23/25 (b)	13,262,000	13,626,705
Spectra Energy Capital, LLC 5.65% 3/1/20	15,101,000	16,313,520
Spectra Energy Partners LP:
2.95% 9/25/18	4,862,000	4,950,761
4.6% 6/15/21	4,954,000	5,346,406
Suncor Energy, Inc. 6.1% 6/1/18	9,550,000	10,256,557
The Williams Companies, Inc.:
3.7% 1/15/23	18,174,000	17,628,780
4.55% 6/24/24	86,182,000	88,121,095
Western Gas Partners LP:
2.6% 8/15/18	26,355,000	26,362,169
4.65% 7/1/26	5,606,000	5,812,867
5.375% 6/1/21	39,434,000	42,827,887
Williams Partners LP:
3.6% 3/15/22	17,478,000	17,446,662
3.9% 1/15/25	6,023,000	5,989,091
4% 11/15/21	7,970,000	8,197,097
4.125% 11/15/20	4,302,000	4,460,666
4.3% 3/4/24	17,006,000	17,409,535
4.5% 11/15/23	8,697,000	9,023,172
		1,695,855,766

TOTAL ENERGY		1,901,130,561

FINANCIALS - 21.2%
Banks - 7.8%
Banco Nacional de Desenvolvimento Economico e Social:
3.375% 9/26/16 (a)	28,250,000	28,179,375
4% 4/14/19 (a)	24,345,000	24,666,354
5.75% 9/26/23 (a)	25,847,000	27,591,673
Bank of America Corp.:
2.25% 4/21/20	682,000	687,274
2.6% 1/15/19	45,756,000	46,766,750
3.3% 1/11/23	1,820,000	1,890,480
3.5% 4/19/26	21,796,000	22,749,270
3.875% 8/1/25	14,423,000	15,448,908
3.95% 4/21/25	36,572,000	38,064,247
4% 1/22/25	58,937,000	61,373,573
4.1% 7/24/23	26,666,000	28,956,129
4.2% 8/26/24	36,930,000	39,171,799
4.25% 10/22/26	24,664,000	26,158,515
4.45% 3/3/26	3,650,000	3,927,491
5.65% 5/1/18	16,400,000	17,453,749
5.75% 12/1/17	32,792,000	34,478,165
5.875% 1/5/21	9,805,000	11,296,360
Barclays PLC:
2.75% 11/8/19	20,644,000	20,810,205
3.25% 1/12/21	24,010,000	24,468,447
4.375% 1/12/26	32,341,000	33,764,004
Capital One NA 2.95% 7/23/21	31,087,000	32,103,141
Citigroup, Inc.:
1.85% 11/24/17	50,965,000	51,183,946
2.4% 2/18/20	81,119,000	82,177,927
4.05% 7/30/22	10,740,000	11,423,397
4.4% 6/10/25	52,520,000	55,664,057
5.5% 9/13/25	11,022,000	12,486,603
Citizens Bank NA 2.55% 5/13/21	7,737,000	7,873,628
Citizens Financial Group, Inc. 4.15% 9/28/22 (a)	27,180,000	28,095,259
Credit Suisse Group Funding Guernsey Ltd.:
2.75% 3/26/20	26,632,000	26,704,279
3.75% 3/26/25	26,750,000	26,793,014
3.8% 9/15/22	38,070,000	38,845,486
3.8% 6/9/23 (a)	42,579,000	43,194,735
Discover Bank:
4.2% 8/8/23	35,498,000	38,027,445
7% 4/15/20	9,043,000	10,263,045
Fifth Third Bancorp:
4.5% 6/1/18	2,562,000	2,681,766
8.25% 3/1/38	12,528,000	18,946,871
HBOS PLC 6.75% 5/21/18 (a)	4,594,000	4,914,468
HSBC Holdings PLC 4.25% 3/14/24	12,220,000	12,721,448
HSBC U.S.A., Inc. 1.625% 1/16/18	21,531,000	21,533,734
Huntington Bancshares, Inc. 7% 12/15/20	4,459,000	5,193,228
Intesa Sanpaolo SpA 5.71% 1/15/26 (a)	36,404,000	35,661,868
JPMorgan Chase & Co.:
1.625% 5/15/18	26,730,000	26,847,158
2.2% 10/22/19	22,906,000	23,291,348
2.35% 1/28/19	21,611,000	22,056,835
2.95% 10/1/26	10,579,000	10,644,262
3.25% 9/23/22	53,888,000	56,560,899
3.875% 9/10/24	52,753,000	55,682,796
4.125% 12/15/26	65,042,000	69,704,601
4.25% 10/15/20	40,500,000	44,075,462
4.35% 8/15/21	37,606,000	41,463,548
4.625% 5/10/21	10,326,000	11,448,261
4.95% 3/25/20	8,235,000	9,080,924
Rabobank Nederland 4.375% 8/4/25	39,970,000	42,292,897
Regions Bank 6.45% 6/26/37	40,184,000	48,959,904
Regions Financial Corp. 3.2% 2/8/21	14,047,000	14,563,199
Royal Bank of Canada 4.65% 1/27/26	27,981,000	30,773,952
Royal Bank of Scotland Group PLC:
4.8% 4/5/26	42,281,000	44,242,754
5.125% 5/28/24	45,938,000	46,478,185
6% 12/19/23	30,612,000	32,379,414
6.1% 6/10/23	35,599,000	37,800,229
6.125% 12/15/22	71,538,000	76,403,800
Wachovia Corp.:
5.75% 6/15/17	2,050,000	2,121,982
5.75% 2/1/18	4,000,000	4,247,660
Wells Fargo & Co. 4.48% 1/16/24	16,709,000	18,505,502
		1,844,017,685
Capital Markets - 4.0%
Affiliated Managers Group, Inc.:
3.5% 8/1/25	28,809,000	28,751,670
4.25% 2/15/24	23,736,000	25,010,861
Credit Suisse AG 6% 2/15/18	27,227,000	28,664,422
Deutsche Bank AG 4.5% 4/1/25	67,755,000	63,976,507
Deutsche Bank AG London Branch:
1.875% 2/13/18	51,007,000	50,745,997
2.85% 5/10/19	46,140,000	46,289,124
Goldman Sachs Group, Inc.:
1.748% 9/15/17	80,000,000	80,187,760
2.55% 10/23/19	24,803,000	25,353,676
2.6% 4/23/20	20,000,000	20,401,260
2.625% 1/31/19	94,162,000	96,574,807
2.9% 7/19/18	39,857,000	40,862,273
5.25% 7/27/21	17,979,000	20,408,646
6% 6/15/20	16,000,000	18,257,504
Lazard Group LLC:
4.25% 11/14/20	20,221,000	21,429,286
6.85% 6/15/17	1,877,000	1,948,694
Merrill Lynch & Co., Inc. 6.875% 4/25/18	9,961,000	10,795,841
Morgan Stanley:
1.875% 1/5/18	25,133,000	25,258,338
2.125% 4/25/18	26,580,000	26,845,614
2.8% 6/16/20	40,000,000	41,125,960
3.75% 2/25/23	29,016,000	31,032,815
4.1% 5/22/23	20,000,000	21,205,740
4.875% 11/1/22	39,633,000	43,928,702
5% 11/24/25	6,349,000	7,077,002
5.625% 9/23/19	16,919,000	18,805,722
5.75% 1/25/21	26,624,000	30,516,056
7.3% 5/13/19	22,127,000	25,258,612
UBS AG Stamford Branch:
1.375% 6/1/17	19,567,000	19,572,870
1.8% 3/26/18	39,521,000	39,741,764
UBS Group Funding Ltd. 4.125% 9/24/25 (a)	27,816,000	29,284,574
		939,312,097
Consumer Finance - 1.1%
Discover Financial Services:
3.75% 3/4/25	20,000,000	20,286,920
3.85% 11/21/22	38,277,000	39,562,418
3.95% 11/6/24	16,412,000	16,884,387
5.2% 4/27/22	16,852,000	18,471,460
6.45% 6/12/17	16,773,000	17,369,247
Ford Motor Credit Co. LLC:
2.24% 6/15/18	29,329,000	29,570,730
2.875% 10/1/18	27,070,000	27,735,543
Hyundai Capital America:
1.45% 2/6/17 (a)	29,291,000	29,301,838
2.125% 10/2/17 (a)	8,655,000	8,713,854
2.875% 8/9/18 (a)	12,509,000	12,771,927
Synchrony Financial:
1.875% 8/15/17	5,478,000	5,489,712
3% 8/15/19	8,044,000	8,222,858
3.75% 8/15/21	12,146,000	12,737,620
4.25% 8/15/24	12,226,000	12,829,500
		259,948,014
Diversified Financial Services - 0.5%
Brixmor Operating Partnership LP:
3.25% 9/15/23	28,362,000	28,418,128
3.85% 2/1/25	22,346,000	22,769,479
3.875% 8/15/22	17,670,000	18,448,505
4.125% 6/15/26	10,088,000	10,469,518
IntercontinentalExchange, Inc.:
2.75% 12/1/20	8,512,000	8,872,459
3.75% 12/1/25	15,218,000	16,663,075
		105,641,164
Insurance - 2.7%
ACE INA Holdings, Inc. 2.875% 11/3/22	15,579,000	16,394,389
AIA Group Ltd. 2.25% 3/11/19 (a)	5,074,000	5,136,973
American International Group, Inc.:
2.3% 7/16/19	10,789,000	10,993,042
3.3% 3/1/21	11,928,000	12,513,355
3.875% 1/15/35	29,736,000	29,515,894
4.875% 6/1/22	26,181,000	29,309,630
Aon Corp. 5% 9/30/20	5,687,000	6,289,572
Five Corners Funding Trust 4.419% 11/15/23 (a)	24,590,000	26,543,307
Great-West Life & Annuity Insurance Co. 3.3563% 5/16/46 (a)(b)	11,133,000	9,518,715
Hartford Financial Services Group, Inc.:
5.125% 4/15/22	27,603,000	31,269,148
5.375% 3/15/17	546,000	557,077
Liberty Mutual Group, Inc. 5% 6/1/21 (a)	23,174,000	25,658,600
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	13,119,000	14,546,964
Massachusetts Mutual Life Insurance Co. 4.5% 4/15/65 (a)	49,265,000	50,010,281
MetLife, Inc.:
1.903% 12/15/17 (b)	5,102,000	5,133,275
3.048% 12/15/22 (b)	21,302,000	22,219,094
4.368% 9/15/23 (b)	23,681,000	26,263,697
4.75% 2/8/21	6,004,000	6,743,921
Metropolitan Life Global Funding I:
1.875% 6/22/18(a)	22,959,000	23,192,631
3% 1/10/23 (a)	15,204,000	15,695,211
Pacific Life Insurance Co. 9.25% 6/15/39 (a)	11,401,000	18,007,013
Pacific LifeCorp:
5.125% 1/30/43 (a)	30,812,000	34,120,408
6% 2/10/20 (a)	20,895,000	23,197,378
Pricoa Global Funding I:
1.6% 5/29/18 (a)	4,564,000	4,583,835
5.375% 5/15/45 (b)	27,275,000	28,638,750
Prudential Financial, Inc.:
2.3% 8/15/18	3,901,000	3,962,296
4.5% 11/16/21	12,469,000	13,955,804
7.375% 6/15/19	3,820,000	4,395,051
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (a)	29,603,000	33,778,237
TIAA Asset Management Finance LLC:
2.95% 11/1/19 (a)	7,063,000	7,251,582
4.125% 11/1/24 (a)	10,239,000	10,775,841
Unum Group:
3.875% 11/5/25	25,368,000	25,591,391
5.625% 9/15/20	18,528,000	20,732,573
5.75% 8/15/42	40,693,000	46,574,278
		643,069,213
Real Estate Investment Trusts - 2.8%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	4,816,000	4,869,106
4.6% 4/1/22	7,545,000	8,166,482
American Campus Communities Operating Partnership LP 3.75% 4/15/23	7,324,000	7,681,616
AvalonBay Communities, Inc.:
3.625% 10/1/20	12,415,000	13,173,035
4.2% 12/15/23	20,000,000	21,993,740
Boston Properties, Inc. 3.85% 2/1/23	27,063,000	29,137,027
Camden Property Trust:
2.95% 12/15/22	12,066,000	12,160,525
4.25% 1/15/24	20,255,000	21,905,418
Corporate Office Properties LP 5% 7/1/25	12,342,000	13,304,133
DDR Corp.:
3.625% 2/1/25	12,010,000	12,181,371
4.25% 2/1/26	9,452,000	10,025,963
4.625% 7/15/22	19,208,000	20,862,270
4.75% 4/15/18	21,321,000	22,221,684
7.5% 4/1/17	9,638,000	9,944,961
Duke Realty LP:
3.25% 6/30/26	3,624,000	3,720,725
3.625% 4/15/23	22,930,000	24,197,479
3.75% 12/1/24	9,068,000	9,647,191
3.875% 10/15/22	20,422,000	21,742,262
4.375% 6/15/22	13,477,000	14,673,636
6.5% 1/15/18	12,019,000	12,792,903
6.75% 3/15/20	1,066,000	1,226,220
8.25% 8/15/19	5,060,000	5,938,993
Equity One, Inc. 3.75% 11/15/22	30,646,000	31,388,828
ERP Operating LP:
2.375% 7/1/19	14,895,000	15,176,247
4.625% 12/15/21	31,142,000	34,897,881
4.75% 7/15/20	31,427,000	34,660,115
Federal Realty Investment Trust 5.9% 4/1/20	3,969,000	4,514,702
Health Care REIT, Inc.:
2.25% 3/15/18	10,222,000	10,313,650
4% 6/1/25	16,821,000	17,996,250
4.7% 9/15/17	3,736,000	3,858,997
HRPT Properties Trust:
6.25% 6/15/17	861,000	871,164
6.65% 1/15/18	3,483,000	3,612,104
Lexington Corporate Properties Trust 4.4% 6/15/24	7,941,000	8,150,746
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	29,828,000	30,413,434
4.5% 1/15/25	7,527,000	7,640,251
4.5% 4/1/27	73,646,000	74,481,588
4.95% 4/1/24	7,519,000	7,861,686
5.25% 1/15/26	29,837,000	32,039,896
Retail Opportunity Investments Partnership LP:
4% 12/15/24	5,631,000	5,696,539
5% 12/15/23	4,225,000	4,526,902
Weingarten Realty Investors 3.375% 10/15/22	4,634,000	4,737,454
WP Carey, Inc. 4% 2/1/25	30,215,000	30,171,339
		664,576,513
Real Estate Management & Development - 2.3%
Brandywine Operating Partnership LP:
3.95% 2/15/23	24,708,000	25,281,868
4.1% 10/1/24	24,424,000	25,132,614
4.55% 10/1/29	22,620,000	23,627,246
4.95% 4/15/18	19,325,000	20,196,384
5.7% 5/1/17	6,890,000	7,079,668
Digital Realty Trust LP:
3.4% 10/1/20	26,061,000	27,159,393
3.95% 7/1/22	17,345,000	18,345,997
4.75% 10/1/25	18,728,000	20,417,284
5.25% 3/15/21	10,656,000	12,010,431
Essex Portfolio LP 5.5% 3/15/17	8,105,000	8,269,645
Liberty Property LP:
3.375% 6/15/23	12,723,000	12,958,643
3.75% 4/1/25	17,751,000	18,418,526
4.125% 6/15/22	11,558,000	12,174,862
4.4% 2/15/24	32,513,000	35,161,672
4.75% 10/1/20	17,245,000	18,678,197
5.5% 12/15/16	4,865,000	4,921,950
6.625% 10/1/17	12,549,000	13,171,393
Mack-Cali Realty LP:
2.5% 12/15/17	17,302,000	17,374,288
3.15% 5/15/23	41,165,000	38,321,980
4.5% 4/18/22	7,126,000	7,283,591
7.75% 8/15/19	2,973,000	3,339,485
Mid-America Apartments LP:
4% 11/15/25	6,179,000	6,619,353
4.3% 10/15/23	5,535,000	5,999,508
6.05% 9/1/16	3,862,000	3,862,000
Post Apartment Homes LP 3.375% 12/1/22	4,560,000	4,673,840
Tanger Properties LP:
3.125% 9/1/26	12,233,000	12,216,975
3.75% 12/1/24	17,037,000	17,876,532
3.875% 12/1/23	10,722,000	11,357,857
6.125% 6/1/20	24,577,000	27,916,007
Ventas Realty LP:
3.125% 6/15/23	6,397,000	6,521,876
3.5% 2/1/25	8,762,000	9,078,343
4.125% 1/15/26	8,443,000	9,139,092
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18	15,576,000	15,667,120
4% 4/30/19	8,644,000	9,087,506
4.25% 3/1/22	5,600,000	6,033,440
Washington Prime Group LP 3.85% 4/1/20	20,000,000	20,530,020
		535,904,586

TOTAL FINANCIALS		4,992,469,272

HEALTH CARE - 2.1%
Biotechnology - 0.7%
AbbVie, Inc.:
1.75% 11/6/17	24,562,000	24,672,873
2.9% 11/6/22	25,191,000	25,946,831
3.6% 5/14/25	37,733,000	39,900,987
4.5% 5/14/35	36,362,000	39,428,917
4.7% 5/14/45	36,299,000	40,410,479
		170,360,087
Health Care Equipment & Supplies - 0.0%
Becton, Dickinson & Co. 2.675% 12/15/19	7,549,000	7,813,630
Health Care Providers & Services - 0.4%
Express Scripts Holding Co. 4.75% 11/15/21	36,410,000	40,941,479
Medco Health Solutions, Inc. 4.125% 9/15/20	11,062,000	11,919,471
UnitedHealth Group, Inc.:
2.75% 2/15/23	4,066,000	4,211,181
3.35% 7/15/22	9,392,000	10,107,764
WellPoint, Inc. 3.3% 1/15/23	21,022,000	22,002,298
		89,182,193
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.:
1.3% 2/1/17	6,468,000	6,472,922
2.4% 2/1/19	4,078,000	4,154,613
		10,627,535
Pharmaceuticals - 0.9%
Actavis Funding SCS:
3% 3/12/20	22,207,000	22,953,577
3.45% 3/15/22	25,461,000	26,646,159
Mylan N.V.:
2.5% 6/7/19 (a)	12,126,000	12,279,782
3.15% 6/15/21 (a)	24,804,000	25,353,012
Mylan, Inc. 1.35% 11/29/16	8,049,000	8,058,136
Perrigo Co. PLC:
1.3% 11/8/16	7,040,000	7,042,830
2.3% 11/8/18	7,532,000	7,569,901
Perrigo Finance PLC:
3.5% 12/15/21	6,081,000	6,241,003
3.9% 12/15/24	9,061,000	9,172,686
4.9% 12/15/44	3,975,000	4,094,214
Teva Pharmaceutical Finance Netherlands III BV:
2.2% 7/21/21	17,346,000	17,351,863
2.8% 7/21/23	12,416,000	12,466,185
3.15% 10/1/26	14,782,000	14,882,725
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	8,155,000	8,191,159
Zoetis, Inc.:
1.875% 2/1/18	3,884,000	3,892,758
3.25% 2/1/23	33,171,000	34,123,439
		220,319,429

TOTAL HEALTH CARE		498,302,874

INDUSTRIALS - 0.8%
Aerospace & Defense - 0.1%
BAE Systems Holdings, Inc.:
3.8% 10/7/24 (a)	15,580,000	16,468,730
6.375% 6/1/19 (a)	9,485,000	10,558,664
		27,027,394
Airlines - 0.1%
Continental Airlines, Inc.:
6.545% 8/2/20	619,991	656,012
6.648% 3/15/19	579,693	591,983
6.795% 2/2/20	46,365	47,960
6.9% 7/2/19	183,015	187,810
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	1,844,141	1,899,465
8.36% 1/20/19	3,735,867	3,899,498
		7,282,728
Trading Companies & Distributors - 0.6%
Air Lease Corp.:
2.125% 1/15/18	11,932,000	11,943,693
2.625% 9/4/18	24,956,000	25,100,820
3.375% 6/1/21	12,831,000	13,280,085
3.75% 2/1/22	25,484,000	26,617,605
3.875% 4/1/21	22,238,000	23,433,293
4.25% 9/15/24	19,743,000	20,754,829
4.75% 3/1/20	19,421,000	20,974,680
		142,105,005
Transportation Infrastructure - 0.0%
BNSF Funding Trust I 6.613% 12/15/55 (b)	2,599,000	2,995,867

TOTAL INDUSTRIALS		179,410,994

INFORMATION TECHNOLOGY - 0.4%
Electronic Equipment & Components - 0.1%
Amphenol Corp. 3.125% 9/15/21	7,717,000	8,003,355
Tyco Electronics Group SA:
2.375% 12/17/18	4,946,000	5,035,463
6.55% 10/1/17	3,075,000	3,243,651
		16,282,469
Technology Hardware, Storage & Peripherals - 0.3%
Hewlett Packard Enterprise Co.:
3.6% 10/15/20 (a)	24,710,000	25,817,477
4.9% 10/15/25 (a)	24,958,000	26,614,438
6.35% 10/15/45 (a)	25,046,000	25,848,299
		78,280,214

TOTAL INFORMATION TECHNOLOGY		94,562,683

MATERIALS - 0.6%
Chemicals - 0.1%
The Dow Chemical Co.:
4.125% 11/15/21	19,768,000	21,613,857
4.25% 11/15/20	6,609,000	7,170,884
		28,784,741
Metals & Mining - 0.5%
BHP Billiton Financial (U.S.A.) Ltd.:
6.25% 10/19/75 (a)(b)	10,050,000	10,979,625
6.75% 10/19/75 (a)(b)	24,962,000	28,459,176
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (a)	22,911,000	24,242,129
4.875% 11/4/44 (a)	10,724,000	11,151,684
Freeport-McMoRan, Inc. 2.3% 11/14/17	16,405,000	16,117,913
Vale Overseas Ltd.:
4.375% 1/11/22	22,000,000	21,417,000
6.25% 1/23/17	3,240,000	3,296,700
		115,664,227

TOTAL MATERIALS		144,448,968

TELECOMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 2.1%
AT&T, Inc.:
2.45% 6/30/20	18,005,000	18,367,441
3% 6/30/22	46,645,000	48,055,498
3.4% 5/15/25	51,500,000	53,023,576
3.6% 2/17/23	32,901,000	34,731,184
4.75% 5/15/46	32,278,000	34,516,415
4.8% 6/15/44	13,400,000	14,241,600
5.875% 10/1/19	16,408,000	18,440,639
6.3% 1/15/38	40,737,000	51,507,496
BellSouth Capital Funding Corp. 7.875% 2/15/30	193,000	265,763
CenturyLink, Inc.:
5.15% 6/15/17	1,983,000	2,032,575
6% 4/1/17	4,959,000	5,089,174
6.15% 9/15/19	12,036,000	13,059,060
Embarq Corp. 7.995% 6/1/36	4,150,000	4,303,031
Verizon Communications, Inc.:
2.625% 2/21/20	36,216,000	37,350,792
4.5% 9/15/20	64,976,000	71,703,745
5.012% 8/21/54	84,944,000	93,137,358
		499,825,347
Wireless Telecommunication Services - 0.1%
America Movil S.A.B. de CV 3.125% 7/16/22	16,205,000	16,770,295

TOTAL TELECOMMUNICATION SERVICES		516,595,642

UTILITIES - 3.4%
Electric Utilities - 2.1%
American Electric Power Co., Inc.:
1.65% 12/15/17	10,104,000	10,124,744
2.95% 12/15/22	9,568,000	9,975,233
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (a)	15,117,000	17,062,089
6.4% 9/15/20 (a)	34,900,000	39,580,090
Edison International 3.75% 9/15/17	9,811,000	10,070,334
Eversource Energy:
1.45% 5/1/18	7,067,000	7,073,028
2.8% 5/1/23	32,099,000	32,895,280
Exelon Corp.:
1.55% 6/9/17	5,071,000	5,080,564
2.85% 6/15/20	7,468,000	7,733,816
FirstEnergy Corp.:
2.75% 3/15/18	61,557,000	62,171,031
4.25% 3/15/23	66,372,000	70,191,377
7.375% 11/15/31	30,718,000	40,078,727
FirstEnergy Solutions Corp. 6.05% 8/15/21	48,231,000	41,919,250
IPALCO Enterprises, Inc. 3.45% 7/15/20	42,035,000	43,085,875
LG&E and KU Energy LLC 3.75% 11/15/20	2,232,000	2,394,550
Nevada Power Co. 6.5% 5/15/18	15,159,000	16,461,492
NV Energy, Inc. 6.25% 11/15/20	7,075,000	8,318,092
Pennsylvania Electric Co. 6.05% 9/1/17	4,822,000	5,014,726
PG&E Corp. 2.4% 3/1/19	3,334,000	3,398,953
PPL Capital Funding, Inc. 3.4% 6/1/23	15,470,000	16,319,427
Progress Energy, Inc. 4.4% 1/15/21	40,776,000	44,718,020
TECO Finance, Inc. 5.15% 3/15/20	11,097,000	12,211,527
		505,878,225
Gas Utilities - 0.1%
Southern Natural Gas Co. 5.9% 4/1/17 (a)(b)	2,827,000	2,898,305
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	6,702,000	7,175,684
Texas Eastern Transmission LP 6% 9/15/17 (a)	12,691,000	13,223,134
		23,297,123
Independent Power and Renewable Electricity Producers - 0.1%
Emera U.S. Finance LP:
2.15% 6/15/19 (a)	5,956,000	6,027,335
2.7% 6/15/21 (a)	5,862,000	5,992,101
3.55% 6/15/26 (a)	9,377,000	9,868,683
		21,888,119
Multi-Utilities - 1.1%
Berkshire Hathaway Energy Co. 2% 11/15/18	29,001,000	29,331,698
Dominion Resources, Inc.:
2.9311% 9/30/66 (b)	66,502,000	52,536,580
3.4561% 6/30/66 (b)	7,991,000	7,032,080
NiSource Finance Corp.:
5.45% 9/15/20	21,013,000	23,645,803
5.8% 2/1/42	11,523,000	14,818,186
5.95% 6/15/41	21,763,000	27,717,705
6.4% 3/15/18	4,848,000	5,186,497
6.8% 1/15/19	6,774,000	7,562,128
Puget Energy, Inc.:
6% 9/1/21	26,400,000	30,469,824
6.5% 12/15/20	8,451,000	9,821,414
Sempra Energy:
2.3% 4/1/17	24,264,000	24,428,389
2.875% 10/1/22	9,886,000	10,215,283
Wisconsin Energy Corp. 6.25% 5/15/67 (b)	13,102,000	11,202,210
		253,967,797

TOTAL UTILITIES		805,031,264

TOTAL NONCONVERTIBLE BONDS
(Cost $10,162,543,303)		10,685,464,726

U.S. Government and Government Agency Obligations - 17.8%
U.S. Treasury Inflation-Protected Obligations - 7.0%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45	$132,924,696	$138,217,391
1% 2/15/46	62,460,992	69,606,435
1.375% 2/15/44	265,055,027	316,446,933
U.S. Treasury Inflation-Indexed Notes:
0.125% 7/15/24	364,071,299	365,505,448
0.125% 7/15/26	178,681,510	178,926,205
0.25% 1/15/25	25,441,500	25,661,591
0.375% 7/15/25	334,328,998	341,801,366
0.625% 1/15/26	202,884,000	211,491,749

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		1,647,657,118

U.S. Treasury Obligations - 10.8%
U.S. Treasury Bonds:
2.25% 8/15/46	177,884,000	178,509,440
3% 5/15/45	226,184,000	263,265,736
3% 11/15/45	197,310,000	229,873,845
U.S. Treasury Notes:
1% 5/15/18	495,283,000	496,908,024
1.125% 8/31/21	336,446,000	335,263,056
1.25% 3/31/21	551,847,000	553,355,750
1.375% 4/30/21	143,110,000	144,250,444
1.75% 12/31/20	345,223,000	353,678,202

TOTAL U.S. TREASURY OBLIGATIONS		2,555,104,497

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $4,079,675,568)		4,202,761,615

U.S. Government Agency - Mortgage Securities - 24.6%
Fannie Mae - 13.1%
2.25% 10/1/34 (b)	2,988	3,074
2.272% 7/1/35 (b)	65,602	67,941
2.276% 2/1/33 (b)	30,271	31,229
2.288% 10/1/35 (b)	45,164	46,803
2.298% 3/1/35 (b)	80,632	83,370
2.315% 9/1/36 (b)	167,263	174,714
2.32% 12/1/34 (b)	190,806	197,182
2.329% 1/1/35 (b)	555,952	574,297
2.35% 10/1/33 (b)	62,583	64,560
2.361% 9/1/36 (b)	155,832	163,155
2.38% 1/1/35 (b)	6,555	6,771
2.413% 10/1/33 (b)	59,160	61,201
2.424% 1/1/35 (b)	390,421	406,335
2.5% 3/1/27 to 4/1/43	113,094,073	116,635,093
2.5% 9/1/31 (c)	66,700,000	68,899,426
2.533% 5/1/35 (b)	415,929	436,164
2.54% 6/1/42 (b)	2,535,398	2,639,488
2.557% 10/1/33 (b)	249,599	264,059
2.57% 4/1/37 (b)	208,133	216,627
2.573% 3/1/33 (b)	193,707	202,312
2.574% 7/1/34 (b)	119,682	124,450
2.615% 12/1/34 (b)	18,488	19,269
2.627% 3/1/40 (b)	810,806	854,920
2.627% 6/1/47 (b)	206,992	218,177
2.662% 7/1/35 (b)	329,558	346,085
2.672% 6/1/36 (b)	632,546	669,843
2.685% 12/1/39 (b)	419,876	443,927
2.69% 3/1/37 (b)	56,890	59,527
2.693% 2/1/42 (b)	2,816,793	2,941,432
2.751% 1/1/42 (b)	2,267,759	2,364,496
2.794% 12/1/33 (b)	1,641,505	1,732,731
2.801% 11/1/36 (b)	506,381	532,055
2.803% 6/1/36 (b)	246,074	256,999
2.817% 5/1/36 (b)	384,191	405,311
2.833% 3/1/35 (b)	163,002	172,264
2.835% 9/1/35 (b)	147,212	154,586
2.837% 7/1/34 (b)	433,515	459,715
2.878% 5/1/35 (b)	147,635	157,285
2.951% 11/1/40 (b)	1,421,920	1,499,514
2.968% 9/1/36 (b)	606,358	631,227
2.98% 9/1/41 (b)	1,690,480	1,768,180
2.991% 10/1/41 (b)	800,415	838,330
3% 11/1/26 to 7/1/46	454,198,060	474,501,943
3% 9/1/31 (c)	14,900,000	15,599,114
3% 9/1/46 (c)	5,500,000	5,703,242
3% 9/1/46 (c)	103,800,000	107,635,732
3% 9/1/46 (c)	5,300,000	5,495,851
3% 10/1/46 (c)	5,300,000	5,485,086
3% 10/1/46 (c)	103,800,000	107,424,893
3.005% 7/1/37 (b)	239,872	254,981
3.007% 5/1/36 (b)	267,035	281,610
3.022% 8/1/41 (b)	1,924,907	2,001,773
3.229% 7/1/41 (b)	2,493,968	2,624,405
3.352% 10/1/41 (b)	1,331,714	1,403,090
3.36% 9/1/41 (b)	642,341	683,438
3.466% 12/1/40 (b)	22,695,963	23,818,903
3.5% 9/1/25 to 6/1/46	856,591,960	909,503,873
3.5% 9/1/46 (c)	6,050,000	6,373,773
3.5% 9/1/46 (c)	21,300,000	22,439,895
3.557% 7/1/41 (b)	3,202,884	3,368,253
4% 9/1/24 to 4/1/46	545,751,070	588,224,050
4% 9/1/46 (c)	114,100,000	122,202,880
4.5% 4/1/21 to 4/1/45	185,978,967	204,210,578
5% 3/1/18 to 11/1/44	181,930,260	204,191,344
5.203% 7/1/37 (b)	85,615	90,345
5.255% 8/1/41	4,007,192	4,464,981
5.5% 10/1/17 to 6/1/40	18,488,776	20,774,163
6% 2/1/17 to 1/1/42	25,457,395	29,288,710
6.5% 9/1/16 to 4/1/37	18,987,567	22,037,542
7% 9/1/18 to 7/1/37	3,313,067	3,876,437
7.5% 8/1/17 to 2/1/32	1,491,661	1,758,116
8% 12/1/17 to 3/1/37	31,026	37,971
8.5% 1/1/17 to 9/1/25	5,392	6,158
9.5% 6/1/18 to 2/1/25	25,597	27,144
10.5% 8/1/20	1,295	1,381

TOTAL FANNIE MAE		3,103,615,779

Freddie Mac - 6.7%
2% 8/1/37 (b)	77,663	79,087
2.171% 1/1/36 (b)	179,519	185,736
2.2% 3/1/37 (b)	37,626	38,926
2.231% 3/1/36 (b)	445,015	461,295
2.32% 3/1/35 (b)	151,483	156,031
2.366% 11/1/35 (b)	328,169	342,040
2.47% 3/1/36 (b)	378,440	393,950
2.493% 12/1/35 (b)	395,052	409,724
2.5% 7/1/31	10,230,386	10,597,703
2.538% 4/1/35 (b)	510,105	529,619
2.55% 6/1/37 (b)	64,405	66,999
2.555% 2/1/37 (b)	390,374	405,344
2.582% 5/1/37 (b)	113,382	118,226
2.599% 6/1/33 (b)	455,876	477,346
2.625% 5/1/37 (b)	76,663	81,165
2.66% 8/1/37 (b)	172,156	179,556
2.668% 4/1/37 (b)	109,008	114,828
2.673% 1/1/35 (b)	32,186	34,010
2.82% 10/1/36 (b)	677,840	709,348
2.823% 10/1/42 (b)	2,055,528	2,172,275
2.827% 3/1/35 (b)	2,154,813	2,290,053
2.856% 10/1/35 (b)	273,358	286,291
2.885% 6/1/37 (b)	54,338	57,133
2.887% 6/1/33 (b)	1,296,478	1,369,299
2.915% 6/1/37 (b)	501,448	528,576
2.916% 3/1/33 (b)	7,492	7,901
2.949% 6/1/37 (b)	109,531	115,102
2.989% 4/1/36 (b)	408,699	430,244
3% 10/1/28 to 6/1/46	214,761,487	224,613,902
3% 9/1/46 (c)	139,600,000	144,766,247
3.035% 11/1/35 (b)	157,461	168,720
3.068% 9/1/41 (b)	3,398,520	3,555,618
3.075% 12/1/36 (b)	673,931	717,984
3.17% 6/1/36 (b)	108,127	112,374
3.193% 9/1/41 (b)	1,839,868	1,930,272
3.22% 4/1/37 (b)	18,936	20,132
3.231% 4/1/41 (b)	1,864,532	1,946,720
3.286% 6/1/41 (b)	1,953,045	2,056,226
3.295% 7/1/36 (b)	159,501	169,928
3.309% 7/1/41 (b)	2,131,569	2,238,788
3.417% 5/1/41 (b)	1,495,473	1,566,949
3.435% 12/1/40 (b)	12,263,245	12,833,469
3.5% 6/1/27 to 5/1/46 (d)(e)	472,618,394	501,935,952
3.5% 9/1/46 (c)	67,000,000	70,533,205
3.581% 10/1/35 (b)	233,859	249,145
3.627% 6/1/41 (b)	2,770,892	2,916,244
3.704% 5/1/41 (b)	2,484,583	2,617,114
4% 7/1/24 to 4/1/46	370,722,998	399,632,536
4.5% 6/1/25 to 7/1/44	67,506,707	74,328,097
5% 3/1/19 to 7/1/41	55,018,153	61,857,277
5.125% 4/1/38 (b)	433,235	459,310
5.5% 10/1/17 to 4/1/41	15,803,877	17,780,504
6% 9/1/16 to 12/1/37	5,785,601	6,612,604
6.5% 9/1/16 to 9/1/39	9,599,058	11,059,981
7% 6/1/21 to 9/1/36	3,013,251	3,548,166
7.5% 1/1/27 to 1/1/33	75,703	90,050
8% 1/1/17 to 1/1/37	102,026	123,518
8.5% 2/1/19 to 1/1/28	101,802	120,132
9% 5/1/17 to 10/1/20	127	135
9.5% 5/1/21 to 7/1/21	566	617
10% 11/15/18 to 11/1/20	208	225
11% 7/1/19 to 9/1/20	65	70

TOTAL FREDDIE MAC		1,573,200,018

Ginnie Mae - 4.8%
3% 4/15/42 to 5/15/45 (d)	109,801,921	115,451,243
3% 9/1/46 (c)	19,500,000	20,417,108
3% 9/1/46 (c)	26,400,000	27,641,624
3% 9/1/46 (c)	9,800,000	10,260,906
3% 9/1/46 (c)	14,300,000	14,972,546
3.5% 11/15/40 to 6/20/46	467,299,408	499,613,565
3.5% 9/1/46 (c)	37,300,000	39,575,882
4% 2/15/39 to 11/20/45	151,923,934	164,325,480
4.5% 6/20/33 to 8/15/41	128,040,821	141,049,669
5% 12/15/32 to 9/15/41	54,779,842	61,755,141
5.5% 12/20/28 to 9/15/39	12,015,010	13,775,070
6% 10/15/30 to 5/15/40	9,007,824	10,416,408
6.5% 3/20/31 to 11/15/37	877,112	1,024,641
7% 10/15/22 to 3/15/33	3,960,610	4,716,309
7.5% 1/15/17 to 9/15/31	1,337,091	1,560,967
8% 4/15/17 to 11/15/29	463,577	534,936
8.5% 10/15/21 to 1/15/31	89,175	106,790
9% 8/15/19 to 1/15/23	3,189	3,481
9.5% 12/15/20 to 2/15/25	1,273	1,399
10.5% 10/20/17 to 1/20/18	1,737	1,792
11% 7/20/19 to 9/20/19	1,668	1,832

TOTAL GINNIE MAE		1,127,206,789

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $5,720,904,028)		5,804,022,586

Asset-Backed Securities - 0.3%
Accredited Mortgage Loan Trust Series 2005-1 Class M1, 1.1929% 4/25/35 (b)	$562,768	$524,793
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M2, 2.1744% 3/25/34 (b)	215,207	206,823
Airspeed Ltd. Series 2007-1A Class C1, 3.0077% 6/15/32 (a)(b)	3,150,871	834,981
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.5379% 12/25/33 (b)	34,603	31,757
Series 2004-R2 Class M3, 1.3129% 4/25/34 (b)	73,246	55,642
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.2679% 3/25/34 (b)	40,480	36,684
Series 2004-W11 Class M2, 1.5744% 11/25/34 (b)	457,000	442,397
Series 2004-W7 Class M1, 1.3129% 5/25/34 (b)	1,195,306	1,099,674
Series 2006-W4 Class A2C, 0.6844% 5/25/36 (b)	919,943	314,048
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.3494% 4/25/34 (b)	1,315,494	1,138,229
Series 2006-HE2 Class M1, 0.8944% 3/25/36 (b)	15,358	3,014
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, 1.6494% 2/25/35 (b)	1,058,865	958,106
Capital Auto Receivables Asset Trust Series 2016-1 Class A3, 1.71% 4/20/20	26,922,000	26,966,664
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.6644% 12/25/36 (b)	1,471,000	844,092
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1.9794% 4/25/34 (b)	49,190	43,654
Series 2004-4 Class M2, 1.3194% 6/25/34 (b)	76,243	71,096
Series 2004-7 Class AF5, 5.868% 1/25/35 (b)	5,533,657	5,694,306
Fannie Mae Series 2004-T5 Class AB3, 1.1662% 5/28/35 (b)	31,732	27,676
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.6994% 8/25/34 (b)	157,078	148,197
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.3494% 3/25/34 (b)	7,809	6,596
Fremont Home Loan Trust Series 2005-A:
Class M3, 1.2594% 1/25/35 (b)	801,000	687,593
Class M4, 1.5444% 1/25/35 (b)	282,636	151,178
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 1.2054% 2/25/47 (a)(b)	854,446	709,854
GE Business Loan Trust Series 2006-2A:
Class A, 0.6877% 11/15/34 (a)(b)	566,871	525,296
Class B, 0.7877% 11/15/34 (a)(b)	204,944	182,759
Class C, 0.8877% 11/15/34 (a)(b)	339,945	298,338
Class D, 1.2577% 11/15/34 (a)(b)	129,228	110,826
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/34 (a)	141,034	3,108
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.8444% 8/25/33 (b)	215,850	201,032
Series 2003-3 Class M1, 1.8144% 8/25/33 (b)	342,806	321,414
Series 2003-5 Class A2, 1.2244% 12/25/33 (b)	27,804	25,511
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.7144% 1/25/37 (b)	1,292,000	905,168
Invitation Homes Trust Series 2015-SFR3 Class E, 4.2321% 8/17/32 (a)(b)	7,825,000	7,853,614
JPMorgan Mortgage Acquisition Trust Series 2006-NC2 Class M2, 0.7879% 7/25/36 (b)	141,424	65,553
KeyCorp Student Loan Trust:
Series 1999-A Class A2, 0.9601% 12/27/29 (b)	28,440	28,334
Series 2006-A Class 2C, 1.7901% 3/27/42 (b)	2,867,000	1,414,784
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.8244% 5/25/37 (b)	221,328	5,327
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 1.2744% 7/25/34 (b)	87,740	72,708
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.4994% 7/25/34 (b)	155,028	146,185
Series 2006-FM1 Class A2B, 0.5979% 4/25/37 (b)	31,657	27,324
Series 2006-OPT1 Class A1A, 1.0444% 6/25/35 (b)	1,172,018	1,128,133
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 1.2044% 8/25/34 (b)	48,462	41,490
Series 2005-NC1 Class M1, 1.1844% 1/25/35 (b)	166,500	149,327
Series 2005-NC2 Class B1, 2.2794% 3/25/35 (b)	126,868	2,929
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1.0344% 9/25/35 (b)	1,164,000	1,095,378
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 2.3994% 9/25/34 (b)	435,000	397,378
Class M4, 2.6994% 9/25/34 (b)	558,000	346,593
Series 2005-WCH1 Class M4, 1.7694% 1/25/36 (b)	1,245,000	1,108,576
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.3244% 4/25/33 (b)	4,173	3,518
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.2829% 3/25/35 (b)	524,310	486,864
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.6025% 6/15/33 (b)	354,369	335,506
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 2.2494% 9/25/34 (b)	20,790	18,075
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.3844% 9/25/34 (b)	115,176	102,555
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 1.1901% 4/6/42 (a)(b)	2,303,895	1,013,714
TOTAL ASSET-BACKED SECURITIES
(Cost $52,128,985)		59,414,371

Collateralized Mortgage Obligations - 3.1%
Private Sponsor - 0.0%
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 1.0844% 1/25/35 (b)	704,134	680,165
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.7843% 10/25/34 (b)	179,865	178,420
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 2.9609% 8/25/36 (b)	439,212	394,989
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.6944% 2/25/37 (b)	519,741	479,228
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.8144% 7/25/35 (b)	610,706	590,119
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.8243% 6/10/35 (a)(b)	247,169	202,744
Class B6, 3.3243% 6/10/35 (a)(b)	230,903	172,285
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.8046% 7/20/34 (b)	17,451	17,075
Structured Asset Securities Corp. Series 2003-15A Class 4A, 3.28% 4/25/33 (b)	25,308	24,955

TOTAL PRIVATE SPONSOR		2,739,980

U.S. Government Agency - 3.1%
Fannie Mae:
floater:
Series 2002-18 Class FD, 1.3244% 2/25/32 (b)	62,227	62,806
Series 2002-39 Class FD, 1.5074% 3/18/32 (b)	102,366	103,996
Series 2002-60 Class FV, 1.5244% 4/25/32 (b)	132,556	134,791
Series 2002-63 Class FN, 1.5244% 10/25/32 (b)	172,471	175,287
Series 2002-7 Class FC, 1.2744% 1/25/32 (b)	65,052	66,282
Series 2002-94 Class FB, 0.9244% 1/25/18 (b)	43,997	44,051
Series 2003-118 Class S, 7.5756% 12/25/33 (b)(f)(g)	2,050,164	539,506
Series 2006-104 Class GI, 6.1556% 11/25/36 (b)(f)(g)	1,527,161	317,972
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22	95,099	103,096
Series 1993-207 Class H, 6.5% 11/25/23	1,155,956	1,281,234
Series 1996-28 Class PK, 6.5% 7/25/25	368,971	409,631
Series 1999-17 Class PG, 6% 4/25/29	999,225	1,088,079
Series 1999-32 Class PL, 6% 7/25/29	894,831	976,196
Series 1999-33 Class PK, 6% 7/25/29	598,117	653,941
Series 2001-52 Class YZ, 6.5% 10/25/31	70,516	82,382
Series 2002-9 Class PC, 6% 3/25/17	2,498	2,521
Series 2003-28 Class KG, 5.5% 4/25/23	662,920	714,384
Series 2004-21 Class QE, 4.5% 11/25/32	66,734	67,448
Series 2005-102 Class CO, 11/25/35 (h)	531,842	476,441
Series 2005-73 Class SA, 16.1866% 8/25/35 (b)(g)	199,810	259,314
Series 2005-81 Class PC, 5.5% 9/25/35	946,559	1,091,243
Series 2006-12 Class BO, 10/25/35 (h)	2,352,474	2,232,840
Series 2006-37 Class OW, 5/25/36 (h)	247,872	229,684
Series 2006-45 Class OP, 6/25/36 (h)	708,949	644,764
Series 2006-62 Class KP, 4/25/36 (h)	1,062,458	997,869
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27	194,336	227,728
Series 1999-25 Class Z, 6% 6/25/29	766,150	868,786
Series 2001-20 Class Z, 6% 5/25/31	1,041,052	1,167,264
Series 2001-31 Class ZC, 6.5% 7/25/31	544,974	629,502
Series 2002-16 Class ZD, 6.5% 4/25/32	287,795	334,791
Series 2002-74 Class SV, 7.0256% 11/25/32 (b)(f)	1,314,420	255,040
Series 2012-17 Class BC, 3.5% 3/25/27	6,046,240	6,506,664
Series 2012-67 Class AI, 4.5% 7/25/27 (f)	3,665,505	463,382
Series 06-116 Class SG, 6.1156% 12/25/36 (b)(f)(g)	1,007,844	223,842
Series 07-40 Class SE, 5.9156% 5/25/37 (b)(f)(g)	613,967	127,424
Series 1993-165 Class SH, 18.3166% 9/25/23 (b)(g)	46,522	62,208
Series 2003-21 Class SK, 7.5756% 3/25/33 (b)(f)(g)	160,961	30,091
Series 2003-35 Class TQ, 6.9756% 5/25/18 (b)(f)(g)	47,687	1,999
Series 2005-72 Class ZC, 5.5% 8/25/35	6,758,989	7,596,325
Series 2007-57 Class SA, 37.4737% 6/25/37 (b)(g)	496,092	1,040,434
Series 2007-66:
Class SA, 36.4537% 7/25/37 (b)(g)	736,437	1,496,717
Class SB, 36.4537% 7/25/37 (b)(g)	320,933	634,946
Series 2008-12 Class SG, 5.8256% 3/25/38 (b)(f)(g)	4,173,313	792,302
Series 2009-114 Class AI, 5% 12/25/23 (f)	385,754	7,707
Series 2009-16 Class SA, 5.7256% 3/25/24 (b)(f)(g)	79,890	1,138
Series 2009-76 Class MI, 5.5% 9/25/24 (f)	202,364	5,994
Series 2009-85 Class IB, 4.5% 8/25/24 (f)	354,249	23,323
Series 2009-93 Class IC, 4.5% 9/25/24 (f)	531,386	33,427
Series 2010-112 Class SG, 5.8356% 6/25/21 (b)(f)(g)	407,926	21,751
Series 2010-12 Class AI, 5% 12/25/18 (f)	1,008,105	30,839
Series 2010-135 Class LS, 5.5256% 12/25/40 (b)(f)(g)	3,848,572	636,858
Series 2010-139 Class NI, 4.5% 2/25/40 (f)	3,731,308	469,624
Series 2010-17 Class DI, 4.5% 6/25/21 (f)	317,477	14,544
Series 2010-23:
Class AI, 5% 12/25/18 (f)	387,807	11,733
Class HI, 4.5% 10/25/18 (f)	317,290	9,741
Series 2010-29 Class LI, 4.5% 6/25/19 (f)	922,067	25,941
Series 2010-97 Class CI, 4.5% 8/25/25 (f)	1,205,100	66,488
Series 2011-110 Class SA, 6.0856% 4/25/41 (b)(f)	6,539,359	929,367
Series 2011-123 Class SD, 7.1244% 8/25/39 (b)(f)	5,756,138	743,260
Series 2011-39 Class ZA, 6% 11/25/32	2,572,093	2,949,033
Series 2011-67 Class AI, 4% 7/25/26 (f)	1,127,774	117,985
Series 2011-83 Class DI, 6% 9/25/26 (f)	1,722,695	205,616
Series 2012-100 Class WI, 3% 9/25/27 (f)	8,956,450	790,949
Series 2012-14 Class JS, 6.1256% 12/25/30 (b)(f)	3,521,773	484,924
Series 2013-133 Class IB, 3% 4/25/32 (f)	6,254,950	475,018
Series 2013-51 Class GI, 3% 10/25/32 (f)	7,504,595	803,552
Series 2013-N1 Class A, 6.1956% 6/25/35 (b)(f)(g)	3,157,142	666,876
Series 2014-68 Class ID, 3.5% 3/25/34 (f)	4,472,295	482,779
Series 2015-42 Class LS, 5.6756% 6/25/45 (b)(f)(g)	12,491,417	2,296,307
Series 2015-70 Class JC, 3% 10/25/45	17,635,453	18,426,723
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339:
Class 29, 5.5% 8/25/18 (f)	131,905	3,866
Class 5, 5.5% 7/25/33 (f)	562,810	123,772
Series 343 Class 16, 5.5% 5/25/34 (f)	471,192	70,742
Series 348 Class 14, 6.5% 8/25/34 (b)(f)	347,892	69,344
Series 351:
Class 12, 5.5% 4/25/34 (b)(f)	231,964	40,170
Class 13, 6% 3/25/34 (f)	301,741	59,981
Series 359 Class 19, 6% 7/25/35 (b)(f)	209,031	33,172
Series 384 Class 6, 5% 7/25/37 (f)	2,632,644	506,033
Freddie Mac:
floater:
Series 2412 Class FK, 1.3077% 1/15/32 (b)	51,387	51,852
Series 2423 Class FA, 1.4077% 3/15/32 (b)	68,649	69,548
Series 2424 Class FM, 1.5077% 3/15/32 (b)	75,388	76,652
Series 2432:
Class FE, 1.4077% 6/15/31 (b)	123,932	125,612
Class FG, 1.4077% 3/15/32 (b)	40,175	40,692
Series 3346 Class FA, 0.7377% 2/15/19 (b)	188,294	188,346
floater target amortization class Series 3366 Class FD, 0.7577% 5/15/37 (b)	2,838,786	2,821,906
planned amortization class:
Series 2006-15 Class OP, 3/25/36 (h)	2,018,033	1,835,382
Series 2095 Class PE, 6% 11/15/28	1,077,262	1,179,144
Series 2101 Class PD, 6% 11/15/28	101,187	110,228
Series 2121 Class MG, 6% 2/15/29	438,679	478,567
Series 2131 Class BG, 6% 3/15/29	3,018,025	3,299,535
Series 2137 Class PG, 6% 3/15/29	476,836	534,936
Series 2154 Class PT, 6% 5/15/29	784,931	855,564
Series 2162 Class PH, 6% 6/15/29	183,489	204,787
Series 2356 Class GD, 6% 9/15/16	444	444
Series 2425 Class JH, 6% 3/15/17	30,389	30,701
Series 2520 Class BE, 6% 11/15/32	982,338	1,074,795
Series 2585 Class KS, 7.0924% 3/15/23 (b)(f)(g)	64,195	7,339
Series 2693 Class MD, 5.5% 10/15/33	2,726,753	3,075,077
Series 2802 Class OB, 6% 5/15/34	1,898,764	2,123,347
Series 2937 Class KC, 4.5% 2/15/20	1,948,727	2,009,768
Series 2962 Class BE, 4.5% 4/15/20	2,100,840	2,184,178
Series 3002 Class NE, 5% 7/15/35	2,752,819	3,019,995
Series 3110 Class OP, 9/15/35(h)	1,326,007	1,255,048
Series 3119 Class PO, 2/15/36 (h)	2,277,543	2,097,349
Series 3121 Class KO, 3/15/36 (h)	431,790	393,639
Series 3123 Class LO, 3/15/36 (h)	1,293,360	1,189,185
Series 3145 Class GO, 4/15/36 (h)	1,243,901	1,195,542
Series 3189 Class PD, 6% 7/15/36	2,824,354	3,207,532
Series 3225 Class EO, 10/15/36 (h)	749,216	682,008
Series 3258 Class PM, 5.5% 12/15/36	1,247,647	1,397,598
Series 3415 Class PC, 5% 12/15/37	1,039,501	1,132,582
Series 3786 Class HI, 4% 3/15/38 (f)	3,409,286	326,189
Series 3806 Class UP, 4.5% 2/15/41	6,846,356	7,348,419
Series 3832 Class PE, 5% 3/15/41	5,254,507	6,002,585
sequential payer:
Series 2135 Class JE, 6% 3/15/29	215,234	234,647
Series 2274 Class ZM, 6.5% 1/15/31	247,170	285,136
Series 2281 Class ZB, 6% 3/15/30	604,083	656,288
Series 2303 Class ZV, 6% 4/15/31	260,447	285,217
Series 2357 Class ZB, 6.5% 9/15/31	1,833,642	2,141,545
Series 2502 Class ZC, 6% 9/15/32	528,080	581,073
Series 2519 Class ZD, 5.5% 11/15/32	886,466	959,314
Series 2546 Class MJ, 5.5% 3/15/23	411,651	436,755
Series 2601 Class TB, 5.5% 4/15/23	196,836	213,847
Series 2998 Class LY, 5.5% 7/15/25	556,234	605,804
Series 06-3115 Class SM, 6.0924% 2/15/36 (b)(f)(g)	864,524	190,883
Series 2013-4281 Class AI, 4% 12/15/28 (f)	12,012,626	1,227,013
Series 2844:
Class SC, 43.5003% 8/15/24 (b)(g)	25,732	42,840
Class SD, 79.8505% 8/15/24 (b)(g)	37,856	83,493
Series 2935 Class ZK, 5.5% 2/15/35	8,636,852	9,832,340
Series 2947 Class XZ, 6% 3/15/35	3,141,719	3,563,455
Series 3055 Class CS, 6.0824% 10/15/35 (b)(f)	1,204,655	216,722
Series 3237 Class C, 5.5% 11/15/36	5,113,626	5,942,448
Series 3244 Class SG, 6.1524% 11/15/36 (b)(f)(g)	2,856,019	583,053
Series 3284 Class CI, 5.6124% 3/15/37 (b)(f)	6,586,733	1,322,004
Series 3287 Class SD, 6.2424% 3/15/37 (b)(f)(g)	4,362,261	994,231
Series 3297 Class BI, 6.2524% 4/15/37 (b)(f)(g)	6,322,725	1,454,751
Series 3336 Class LI, 6.0724% 6/15/37 (b)(f)	2,222,485	324,778
Series 3772 Class BI, 4.5% 10/15/18 (f)	1,100,074	38,064
Series 3949 Class MK, 4.5% 10/15/34	1,971,551	2,129,322
Series 4055 Class BI, 3.5% 5/15/31 (f)	5,858,281	507,138
Series 4149 Class IO, 3% 1/15/33 (f)	3,286,182	434,159
Series 4314 Class AI, 5% 3/15/34 (f)	2,361,914	324,366
Series 4427 Class LI, 3.5% 2/15/34 (f)	9,811,092	923,142
Series 4471 Class PA 4% 12/15/40	25,174,894	26,657,103
Series 4476 Class IA, 3.5% 1/15/32 (f)	11,372,628	804,409
target amortization class Series 2156 Class TC, 6.25% 5/15/29	616,131	677,456
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 1.4077% 2/15/24 (b)	247,859	250,274
sequential payer:
Series 2043 Class ZH, 6% 4/15/28	417,425	465,950
Series 2056 Class Z, 6% 5/15/28	837,232	913,649
Freddie Mac Multi-family Structured pass-thru certificates Series 4386 Class AZ, 4.5% 11/15/40	17,553,740	19,188,003
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.1834% 6/16/37 (b)(f)(g)	1,238,105	236,265
Series 2010-H03 Class FA, 1.0409% 3/20/60 (b)(i)	14,443,203	14,417,714
Series 2010-H17 Class FA, 0.8209% 7/20/60 (b)(i)	1,531,179	1,515,177
Series 2010-H18 Class AF, 0.7676% 9/20/60 (b)(i)	1,892,769	1,871,272
Series 2010-H19 Class FG, 0.7676% 8/20/60 (b)(i)	2,171,262	2,146,947
Series 2010-H27 Series FA, 0.8476% 12/20/60 (b)(i)	3,801,316	3,768,413
Series 2011-H05 Class FA, 0.9676% 12/20/60 (b)(i)	6,114,707	6,092,791
Series 2011-H07 Class FA, 0.9676% 2/20/61 (b)(i)	11,767,826	11,728,107
Series 2011-H12 Class FA, 0.9576% 2/20/61 (b)(i)	15,525,929	15,467,659
Series 2011-H13 Class FA, 0.9676% 4/20/61 (b)(i)	5,778,219	5,757,899
Series 2011-H14:
Class FB, 0.9676% 5/20/61 (b)(i)	7,873,849	7,842,863
Class FC, 0.9676% 5/20/61 (b)(i)	6,056,570	6,034,047
Series 2011-H17 Class FA, 0.9976% 6/20/61 (b)(i)	7,973,964	7,954,835
Series 2011-H21 Class FA, 1.0676% 10/20/61 (b)(i)	8,892,892	8,891,812
Series 2012-H01 Class FA, 1.1676% 11/20/61 (b)(i)	7,675,538	7,702,075
Series 2012-H03 Class FA, 1.1676% 1/20/62 (b)(i)	4,820,322	4,837,108
Series 2012-H06 Class FA, 1.0976% 1/20/62 (b)(i)	7,482,268	7,489,181
Series 2012-H07 Class FA, 1.0976% 3/20/62 (b)(i)	4,418,739	4,423,067
Series 2012-H23 Class WA, 0.9876% 10/20/62 (b)(i)	1,194,899	1,191,083
Series 2012-H26, Class CA, 0.9976% 7/20/60 (b)(i)	15,765,199	15,730,480
Series 2013-H07 Class BA, 0.8276% 3/20/63 (b)(i)	1,461,600	1,447,135
Series 2014-H03 Class FA, 1.0676% 1/20/64 (b)(i)	7,050,599	7,049,658
Series 2014-H05 Class FB, 1.0676% 12/20/63 (b)(i)	18,816,102	18,813,607
Series 2014-H11 Class BA, 0.9676% 6/20/64 (b)(i)	5,899,175	5,875,813
Series 2015-H07 Class FA, 0.3% 3/20/65 (b)(i)	24,917,822	24,826,486
Series 2015-H13 Class FL, 0.7476% 5/20/63 (b)(i)	33,097,568	32,975,381
Series 2015-H19 Class FA, 0.6676% 4/20/63 (b)(i)	28,362,593	28,229,405
planned amortization class:
Series 1993-13 Class PD, 6% 5/20/29	1,040,078	1,186,997
Series 1997-8 Class PE, 7.5% 5/16/27	429,853	509,486
Series 2011-136 Class WI, 4.5% 5/20/40 (f)	2,726,490	228,236
sequential payer:
Series 2004-24 Class ZM, 5% 4/20/34	4,200,475	4,662,200
Series 2013-H06 Class HA, 1.65% 1/20/63 (i)	29,473,141	29,404,545
Series 2016-H04 Class FE, 1.1176% 11/20/65 (b)(i)	42,522,654	42,595,844
Series 2004-32 Class GS, 5.9934% 5/16/34 (b)(f)(g)	654,431	135,558
Series 2004-73 Class AL, 6.6934% 8/17/34 (b)(f)(g)	800,795	198,139
Series 2007-35 Class SC, 37.1601% 6/16/37 (b)(g)	52,595	102,657
Series 2010-14 Class SN, 5.4434% 2/16/40 (b)(f)(g)	4,926,726	894,602
Series 2010-98 Class HS, 6.0876% 8/20/40 (b)(f)	3,960,880	682,192
Series 2010-H10 Class FA, 0.8209% 5/20/60 (b)(i)	4,913,722	4,863,861
Series 2011-94 Class SA, 5.5876% 7/20/41 (b)(f)(g)	2,682,197	417,127
Series 2012-76 Class GS, 6.1934% 6/16/42 (b)(f)(g)	2,603,679	569,662
Series 2012-97 Class JS, 5.7434% 8/16/42 (b)(f)(g)	8,320,494	1,487,446
Series 2013-124:
Class ES, 7.9834% 4/20/39 (b)(g)	8,240,023	8,854,435
Class ST, 8.1168% 8/20/39 (b)(g)	15,820,109	17,394,320
Series 2013-147 Class A/S, 5.6376% 10/20/43 (b)(f)	5,809,545	881,784
Series 2015-H13 Class HA, 2.5% 8/20/64 (i)	64,579,780	65,436,670
Series 2015-H17:
Class GZ, 4.4443% 5/20/65 (b)(i)	1,678,863	1,865,300
Class HA, 2.5% 5/20/65 (i)	50,788,678	51,498,394
Series 2015-H21:
Class HA, 2.5% 6/20/63 (i)	1,559,961	1,576,782
Class JA, 2.5% 6/20/65 (i)	36,017,131	36,424,189
Ginnie Mae pass thru certificates Series 2010-85 Class SE, 6.0376% 7/20/40 (b)(f)	3,490,524	594,937

TOTAL U.S. GOVERNMENT AGENCY		730,752,166

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $731,857,164)		733,492,146

Commercial Mortgage Securities - 5.1%
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.4918% 2/14/43 (b)(f)	258,646	117
Banc of America Commercial Mortgage Trust:
sequential payer Series 2006-3 Class A4, 5.889% 7/10/44 (b)	358,575	358,060
Series 2007-3 Class A4, 5.5433% 6/10/49 (b)	2,546,242	2,582,054
Banc of America Commercial Mortgage, Inc. sequential payer Series 2001-1 Class A4, 5.451% 1/15/49	15,089,072	15,198,386
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.7994% 12/25/33 (a)(b)	14,671	13,393
Series 2005-4A:
Class A2, 0.9144% 1/25/36 (a)(b)	549,022	471,960
Class B1, 1.9244% 1/25/36 (a)(b)	16,147	12,335
Class M1, 0.9744% 1/25/36 (a)(b)	177,035	146,325
Class M2, 0.9944% 1/25/36 (a)(b)	35,834	29,099
Class M3, 1.0244% 1/25/36 (a)(b)	77,639	62,883
Class M4, 1.1344% 1/25/36 (a)(b)	29,008	23,130
Class M5, 1.1744% 1/25/36 (a)(b)	29,008	22,271
Class M6, 1.2244% 1/25/36 (a)(b)	30,714	23,149
Series 2006-3A Class M4, 0.9544% 10/25/36 (a)(b)	15,709	11,409
Series 2007-1 Class A2, 0.7944% 3/25/37 (a)(b)	371,259	313,722
Series 2007-2A:
Class A1, 0.7944% 7/25/37 (a)(b)	831,691	715,171
Class A2, 0.8444% 7/25/37 (a)(b)	779,168	619,236
Class M1, 0.8944% 7/25/37 (a)(b)	238,742	181,412
Class M2, 0.9344% 7/25/37 (a)(b)	124,580	88,783
Class M3, 1.0144% 7/25/37 (a)(b)	97,080	68,631
Series 2007-3:
Class A2, 0.8144% 7/25/37 (a)(b)	342,539	271,902
Class M1, 0.8344% 7/25/37 (a)(b)	136,209	103,867
Class M2, 0.8644% 7/25/37 (a)(b)	145,207	105,437
Class M3, 0.8944% 7/25/37 (a)(b)	234,255	157,957
Class M4, 1.0244% 7/25/37 (a)(b)	411,109	275,034
Class M5, 1.1244% 7/25/37 (a)(b)	175,159	86,417
Series 2007-4A Class M1, 1.4379% 9/25/37 (a)(b)	52,201	16,968
Series 2006-3A, Class IO, 0% 10/25/36 (a)(b)(f)	8,869,471	1
Bear Stearns Commercial Mortgage Securities Trust sequential payer:
Series 2007-PW15 Class A4, 5.331% 2/11/44	7,346,947	7,415,276
Series 2007-PW16 Class A4, 5.7197% 6/11/40 (b)	1,818,519	1,852,654
Series 2007-PW18 Class A4, 5.7% 6/11/50	18,273,960	18,770,193
C-BASS Trust floater Series 2006-SC1 Class A, 0.7579% 5/25/36 (a)(b)	45,899	45,084
CDGJ Commercial Mortgage Trust Series 2014-BXCH Class DPA, 3.6801% 12/15/27 (a)(b)	9,717,055	9,607,294
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2007-CD4 Class A4, 5.322% 12/11/49	76,083,927	76,392,250
COMM Mortgage Trust pass-thru certificates floater Series 2005-F10A Class J, 1.3577% 4/15/17 (a)(b)	103,547	103,584
Credit Suisse Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A4, 5.6994% 6/15/39 (b)	27,166,077	27,493,990
Series 2007-C5 Class A4, 5.695% 9/15/40 (b)	14,166,884	14,524,292
CSMC Series 2015-TOWN:
Class B, 2.4077% 3/15/17 (a)(b)	4,988,000	4,899,883
Class C, 2.7577% 3/15/17 (a)(b)	4,859,000	4,757,431
Class D, 3.7077% 3/15/17 (a)(b)	7,352,000	7,208,952
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class BFX, 3.4949% 12/15/34 (a)(b)	25,600,000	26,463,780
Class CFX, 3.4949% 12/15/34 (a)(b)	21,481,000	21,912,422
Class DFX, 3.4949% 12/15/34 (a)(b)	18,206,000	18,321,841
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	76,105,705	76,927,228
Greenwich Capital Commercial Funding Corp. sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	22,775,320	22,904,841
GS Mortgage Securities Corp. Trust:
Series 2013-C, 2.974% 1/10/30 (a)	6,810,000	6,817,824
Series 2013-XA1, 1.331% 1/10/30 (a)(b)(f)	123,825,712	1,829,587
Series 2013-XB1, 0.6525% 1/10/30 (a)(b)(f)	120,531,000	905,634
GS Mortgage Securities Trust sequential payer Series 2006-GG8 Class A4, 5.56% 11/10/39	178,501	178,391
Hilton U.S.A. Trust Series 2013-HLT:
Class CFX, 3.7141% 11/5/30 (a)	5,290,000	5,304,035
Class DFX, 4.4065% 11/5/30 (a)	47,644,000	47,797,566
JPMorgan Chase Commercial Mortgage Securities Trust:
sequential payer:
Series 2006-CB17 Class A4, 5.429% 12/12/43	844,043	844,521
Series 2007-CB18 Class A4, 5.44% 6/12/47	12,410,108	12,500,330
Series 2007-CB19 Class A4, 5.6986% 2/12/49 (b)	46,531,625	47,253,457
Series 2007-LD11 Class A4, 5.7416% 6/15/49 (b)	102,687,549	104,329,995
Series 2007-LDPX Class A3, 5.42% 1/15/49	20,292,594	20,496,640
Series 2007-CB20 Class A1A, 5.746% 2/12/51	67,127,932	69,227,438
Series 2007-LDP10 Class CS, 5.466% 1/15/49 (b)	14,300	0
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 5.9184% 7/15/44 (b)	1,200,353	1,234,185
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2007-C1 Class A4, 5.424% 2/15/40	18,849,927	18,966,161
Series 2007-C2 Class A3, 5.43% 2/15/40	2,297,668	2,320,738
Series 2007-C6 Class A4, 5.858% 7/15/40 (b)	2,973,745	3,022,330
Series 2007-C7 Class A3, 5.866% 9/15/45	47,044,328	48,816,196
Merrill Lynch Mortgage Trust:
Series 2005-LC1 Class F, 5.4984% 1/12/44 (a)(b)	390,797	389,966
Series 2007-C1 Class A4, 5.8262% 6/12/50 (b)	54,971,000	56,284,065
Series 2008-C1 Class A4, 5.69% 2/12/51	2,559,595	2,637,758
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2007-5 Class A4, 5.378% 8/12/48	36,521,417	36,737,105
Series 2007-6:
Class A2, 5.331% 3/12/51	1,455,652	1,460,646
Class A4, 5.485% 3/12/51 (b)	24,350,000	24,640,108
Series 2007-7 Class A4, 5.7387% 6/12/50 (b)	5,350,545	5,452,980
Series 2007-9 Class A4, 5.7% 9/12/49	167,594	173,031
Series 2007-8 Class A3, 5.8755% 8/12/49(b)	1,458,069	1,492,990
Morgan Stanley Capital I Trust:
floater Series 2006-XLF Class C, 1.708% 7/15/19 (a)(b)	291,739	291,652
Series 2007-IQ14:
Class A4, 5.692% 4/15/49	2,601,000	2,632,148
Class AAB, 5.654% 4/15/49	294,821	295,218
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (a)	215,145	103,680
Wachovia Bank Commercial Mortgage Trust sequential payer:
Series 2006-C29 Class A1A, 5.297% 11/15/48	16,710,723	16,772,227
Series 2007-C30 Class A5, 5.342% 12/15/43	80,574,818	81,233,308
Series 2007-C31 Class A4, 5.509% 4/15/47	73,620,299	74,429,305
Series 2007-C32 Class A3, 5.7021% 6/15/49 (b)	69,892,000	71,466,695
Series 2007-C33:
Class A4, 5.9484% 2/15/51 (b)	64,019,792	65,060,901
Class A5, 5.9484% 2/15/51 (b)	12,818,000	13,183,291
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $1,210,260,039)		1,208,142,206

Municipal Securities - 2.6%
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	$4,580,000	$7,113,015
7.3% 10/1/39	39,940,000	61,805,153
7.5% 4/1/34	18,570,000	28,662,981
7.6% 11/1/40	39,105,000	64,516,211
7.625% 3/1/40	9,470,000	15,287,042
Chicago Gen. Oblig.:
(Taxable Proj.):
Series 2008 B, 5.63% 1/1/22	5,105,000	5,160,134
Series 2010 C1, 7.781% 1/1/35	28,545,000	32,851,584
Series 2012 B, 5.432% 1/1/42	7,305,000	6,747,848
6.314% 1/1/44	33,980,000	34,575,330
Illinois Gen. Oblig.:
Series 2003:
4.35% 6/1/18	10,208,000	10,424,103
4.95% 6/1/23	21,305,000	22,478,906
5.1% 6/1/33	126,140,000	122,983,977
Series 2010-1, 6.63% 2/1/35	21,560,000	23,645,283
Series 2010-3:
5.547% 4/1/19	655,000	696,114
6.725% 4/1/35	31,715,000	34,834,487
7.35% 7/1/35	14,750,000	16,990,083
Series 2011:
5.365% 3/1/17	770,000	784,915
5.665% 3/1/18	26,580,000	27,931,327
5.877% 3/1/19	70,360,000	76,334,268
Series 2013:
2.69% 12/1/17	6,955,000	7,004,589
3.14% 12/1/18	7,215,000	7,276,688
TOTAL MUNICIPAL SECURITIES
(Cost $570,430,485)		608,104,038

Foreign Government and Government Agency Obligations - 0.2%
Brazilian Federative Republic:		$
4.25% 1/7/25	26,790,000	26,790,000
5.625% 1/7/41	27,107,000	27,378,070
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $52,769,612)		54,168,070

Bank Notes - 1.0%
Capital One NA 1.65% 2/5/18	25,752,000	25,788,130
Discover Bank:
(Delaware) 3.2% 8/9/21	$37,401,000	$38,420,252
3.1% 6/4/20	34,762,000	35,761,060
8.7% 11/18/19	3,837,000	4,451,396
JPMorgan Chase Bank 6% 10/1/17	6,068,000	6,361,649
KeyBank NA:
1.65% 2/1/18	16,646,000	16,719,093
6.95% 2/1/28	3,200,000	4,184,653
Marshall & Ilsley Bank 5% 1/17/17	25,252,000	25,559,014
RBS Citizens NA 2.5% 3/14/19	13,902,000	14,110,933
Regions Bank 7.5% 5/15/18	55,802,000	60,926,632
Wachovia Bank NA 6% 11/15/17	6,320,000	6,661,444
TOTAL BANK NOTES
(Cost $232,212,120)		238,944,256
	Shares	Value

Money Market Funds - 2.6%
Fidelity Cash Central Fund, 0.42% (j)
(Cost $617,088,099)	617,088,099	617,088,099
TOTAL INVESTMENT PORTFOLIO - 102.6%
(Cost $23,429,869,403)		24,211,602,113
NET OTHER ASSETS (LIABILITIES) - (2.6)%		(620,337,576)
NET ASSETS - 100%		$23,591,264,537

TBA Sale Commitments
	Principal Amount	Value
Fannie Mae
3% 9/1/31	$(21,300,000)	$(22,299,405)
3% 9/1/46	(5,500,000)	(5,703,242)
3% 9/1/46	(5,300,000)	(5,495,851)
3% 9/1/46	(103,800,000)	(107,635,732)
3.5% 9/1/46	(21,300,000)	(22,439,895)
TOTAL TBA SALE COMMITMENTS
(Proceeds $163,579,777)		$(163,574,125)

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Sold
Treasury Contracts
275 CBOT 10 Year U.S. Treasury Note Contracts (United States)	Dec. 2016	36,003,516	$102,547
548 CBOT 2-Year U.S. Treasury Note Contracts (United States)	Dec. 2016	119,635,250	102,525
213 CBOT Long Term U.S. Treasury Bond Contracts (United States)	Dec. 2016	36,289,875	131,004
TOTAL FUTURES CONTRACTS			$336,076

The face value of futures sold as a percentage of Net Assets is 0.8%

Swaps

Clearinghouse/Counterparty(1)	Expiration Date	Notional Amount	Payment Received	Payment Paid	Value	Upfront Premium Received/(Paid)(2)	Unrealized Appreciation/(Depreciation)
Interest Rate Swaps
LCH	Sep. 2021	$16,600,000	3-month LIBOR	2%	$(41,785)	$0	$(41,785)
LCH	Sep. 2023	44,200,000	3-month LIBOR	2.25%	(326,363)	0	(326,363)
LCH	Sep. 2026	30,000,000	3-month LIBOR	2.25%	(517,554)	0	(517,554)

TOTAL INTEREST RATE SWAPS					$(885,702)	$0	$(885,702)

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,350,762,055 or 5.7% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,745,237.

 (e) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $6,810,719.

 (f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (g) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (h) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.

 (i) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,221,847
Total	$2,221,847

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$10,685,464,726	$--	$10,685,464,726	$--
U.S. Government and Government Agency Obligations	4,202,761,615	--	4,202,761,615	--
U.S. Government Agency - Mortgage Securities	5,804,022,586	--	5,804,022,586	--
Asset-Backed Securities	59,414,371	--	55,037,995	4,376,376
Collateralized Mortgage Obligations	733,492,146	--	733,492,146	--
Commercial Mortgage Securities	1,208,142,206	--	1,207,648,697	493,509
Municipal Securities	608,104,038	--	608,104,038	--
Foreign Government and Government Agency Obligations	54,168,070	--	54,168,070	--
Bank Notes	238,944,256	--	238,944,256	--
Money Market Funds	617,088,099	617,088,099	--	--
Total Investments in Securities:	$24,211,602,113	$617,088,099	$23,589,644,129	$4,869,885
Derivative Instruments:
Assets
Futures Contracts	$336,076	$336,076	$--	$--
Total Assets	$336,076	$336,076	$--	$--
Liabilities
Swaps	$(885,702)	$--	$(885,702)	$--
Total Liabilities	$(885,702)	$--	$(885,702)	$--
Total Derivative Instruments:	$(549,626)	$336,076	$(885,702)	$--
Other Financial Instruments:
TBA Sale Commitments	$(163,574,125)	$--	$(163,574,125)	$--
Total Other Financial Instruments:	$(163,574,125)	$--	$(163,574,125)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Interest Rate Risk
Futures Contracts(a)	$336,076	$0
Swaps(b)	0	(885,702)
Total Interest Rate Risk	336,076	(885,702)
Total Value of Derivatives	$336,076	$(885,702)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

 (b) For centrally cleared over-the-counter (OTC) swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared OTC swaps is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) for centrally cleared OTC swaps is included in net unrealized appreciation (depreciation).

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	90.0%
United Kingdom	2.5%
Mexico	2.0%
Netherlands	1.6%
Others (Individually Less Than 1%)	3.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2016
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $22,812,781,304)	$23,594,514,014
Fidelity Central Funds (cost $617,088,099)	617,088,099
Total Investments (cost $23,429,869,403)		$24,211,602,113
Receivable for investments sold		5,982,358
Receivable for TBA sale commitments		163,579,777
Receivable for fund shares sold		96,503,252
Interest receivable		158,121,119
Distributions receivable from Fidelity Central Funds		182,957
Receivable for daily variation margin for derivative instruments		9,991
Total assets		24,635,981,567
Liabilities
Payable for investments purchased
Regular delivery	$27,319,607
Delayed delivery	794,167,332
TBA sale commitments, at value	163,574,125
Payable for fund shares redeemed	51,889,048
Distributions payable	32
Accrued management fee	6,853,244
Other affiliated payables	913,642
Total liabilities		1,044,717,030
Net Assets		$23,591,264,537
Net Assets consist of:
Paid in capital		$22,528,563,316
Undistributed net investment income		73,230,801
Accumulated undistributed net realized gain (loss) on investments		208,281,684
Net unrealized appreciation (depreciation) on investments		781,188,736
Net Assets		$23,591,264,537
Series Investment Grade Bond:
Net Asset Value, offering price and redemption price per share ($11,889,444,379 ÷ 1,023,438,755 shares)		$11.62
Class F:
Net Asset Value, offering price and redemption price per share ($11,701,820,158 ÷ 1,006,975,043 shares)		$11.62

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended August 31, 2016
Investment Income
Interest		$769,360,892
Income from Fidelity Central Funds		2,221,847
Total income		771,582,739
Expenses
Management fee	$82,935,016
Transfer agent fees	11,466,427
Independent trustees' fees and expenses	105,951
Miscellaneous	73,947
Total expenses before reductions	94,581,341
Expense reductions	(78,648)	94,502,693
Net investment income (loss)		677,080,046
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	234,846,800
Futures contracts	(1,367,147)
Swaps	(21,111,124)
Total net realized gain (loss)		212,368,529
Change in net unrealized appreciation (depreciation) on: Investment securities	661,496,693
Futures contracts	336,076
Swaps	4,931,452
Delayed delivery commitments	3,469
Total change in net unrealized appreciation (depreciation)		666,767,690
Net gain (loss)		879,136,219
Net increase (decrease) in net assets resulting from operations		$1,556,216,265

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended August 31, 2016	Year ended August 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$677,080,046	$672,260,980
Net realized gain (loss)	212,368,529	436,235,174
Change in net unrealized appreciation (depreciation)	666,767,690	(890,775,410)
Net increase (decrease) in net assets resulting from operations	1,556,216,265	217,720,744
Distributions to shareholders from net investment income	(695,639,726)	(643,367,731)
Distributions to shareholders from net realized gain	(172,469,206)	(17,441,352)
Total distributions	(868,108,932)	(660,809,083)
Share transactions - net increase (decrease)	(2,311,359,788)	2,388,797,197
Total increase (decrease) in net assets	(1,623,252,455)	1,945,708,858
Net Assets
Beginning of period	25,214,516,992	23,268,808,134
End of period	$23,591,264,537	$25,214,516,992
Other Information
Undistributed net investment income end of period	$73,230,801	$96,301,159

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Series Investment Grade Bond Fund

Years ended August 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.27	$11.47	$11.07	$12.05	$11.83
Income from Investment Operations
Net investment income (loss)A	.318	.296	.298	.240	.321
Net realized and unrealized gain (loss)	.437	(.204)	.406	(.542)	.464
Total from investment operations	.755	.092	.704	(.302)	.785
Distributions from net investment income	(.325)	(.284)	(.296)	(.229)	(.345)
Distributions from net realized gain	(.080)	(.008)	(.008)	(.449)	(.220)
Total distributions	(.405)	(.292)	(.304)	(.678)	(.565)
Net asset value, end of period	$11.62	$11.27	$11.47	$11.07	$12.05
Total ReturnB	6.87%	.79%	6.44%	(2.67)%	6.87%
Ratios to Average Net AssetsC,D
Expenses before reductions	.45%	.45%	.45%	.46%	.46%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	2.81%	2.59%	2.64%	2.09%	2.72%
Supplemental Data
Net assets, end of period (000 omitted)	$11,889,444	$13,024,398	$12,027,554	$14,142,872	$14,011,346
Portfolio turnover rateE	121%	157%F	105%	215%	158%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 F Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Series Investment Grade Bond Fund Class F

Years ended August 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.27	$11.47	$11.08	$12.05	$11.84
Income from Investment Operations
Net investment income (loss)A	.328	.307	.309	.251	.332
Net realized and unrealized gain (loss)	.438	(.204)	.397	(.532)	.455
Total from investment operations	.766	.103	.706	(.281)	.787
Distributions from net investment income	(.336)	(.295)	(.308)	(.240)	(.357)
Distributions from net realized gain	(.080)	(.008)	(.008)	(.449)	(.220)
Total distributions	(.416)	(.303)	(.316)	(.689)	(.577)
Net asset value, end of period	$11.62	$11.27	$11.47	$11.08	$12.05
Total ReturnB	6.97%	.88%	6.45%	(2.49)%	6.89%
Ratios to Average Net AssetsC,D
Expenses before reductions	.35%	.35%	.35%	.35%	.35%
Expenses net of fee waivers, if any	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.35%	.35%	.35%	.35%	.35%
Net investment income (loss)	2.91%	2.69%	2.74%	2.18%	2.82%
Supplemental Data
Net assets, end of period (000 omitted)	$11,701,820	$12,190,119	$11,241,255	$13,038,230	$10,103,504
Portfolio turnover rateE	121%	157%F	105%	215%	158%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 F Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended August 31, 2016

1. Organization.

Fidelity Series Investment Grade Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Series Investment Grade Bond and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the FMR Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2016, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2016, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, market discount, partnerships (including allocations from Fidelity Central Funds) and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$986,794,645
Gross unrealized depreciation	(156,153,241)
Net unrealized appreciation (depreciation) on securities	$830,641,404
Tax Cost	$23,380,960,709

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$76,011,306
Undistributed long-term capital gain	$157,111,715
Net unrealized appreciation (depreciation) on securities and other investments	$829,578,200

The tax character of distributions paid was as follows:

	August 31, 2016	August 31, 2015
Ordinary Income	$736,625,120	$ 660,809,083
Long-term Capital Gains	131,483,812	–
Total	$868,108,932	$ 660,809,083

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Futures Contracts	$(1,367,147)	$ 336,076
Swaps	(21,111,124)	4,931,452
Total Interest Rate Risk	(22,478,271)	5,267,528
Totals	$(22,478,271)	$5,267,528

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $1,789,948,744 and $3,856,077,718, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .35% of the Fund's average net assets. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as transfer agent and interest expense, including commitment fees.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Series Investment Grade Bond. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets
Series Investment Grade Bond	$11,466,427.09

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Prior Fiscal Year Exchanges In-Kind. During the prior period, the Fund redeemed in-kind all of its shares of Fidelity Mortgage Backed Securities Central Fund in exchange for cash and investments, including accrued interest totaling $4,692,827,748. The Fund had a net realized gain (loss) of $218,113,280 on the redemptions of the Fidelity Mortgage Backed Securities Central Fund shares. The transaction generally did not result in the recognition of gains or losses for federal income tax purposes.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $49,471 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $373,698.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $20,324.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $58,324.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended August 31, 2016	Year ended August 31, 2015
From net investment income
Series Investment Grade Bond	$349,596,031	$325,944,125
Class F	346,043,695	317,423,606
Total	$695,639,726	$643,367,731
From net realized gain
Series Investment Grade Bond	$88,464,203	$8,983,110
Class F	84,005,003	8,458,242
Total	$172,469,206	$17,441,352

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Year ended August 31, 2016	Year ended August 31, 2015	Year ended August 31, 2016	Year ended August 31, 2015
Series Investment Grade Bond
Shares sold	98,264,547	269,346,404	$1,108,974,261	$3,075,994,179
Reinvestment of distributions	38,904,353	29,260,737	438,060,234	334,927,235
Shares redeemed	(269,584,395)	(191,812,532)	(3,031,340,681)	(2,185,902,703)
Net increase (decrease)	(132,415,495)	106,794,609	$(1,484,306,186)	$1,225,018,711
Class F
Shares sold	142,942,299	290,759,372	$1,614,041,575	$3,324,369,421
Reinvestment of distributions	38,165,393	28,461,220	430,048,668	325,881,812
Shares redeemed	(255,562,496)	(217,877,748)	(2,871,143,845)	(2,486,472,747)
Net increase (decrease)	(74,454,804)	101,342,844	$(827,053,602)	$1,163,778,486

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity Series Investment Grade Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Series Investment Grade Bond Fund (a fund of Fidelity Salem Street Trust) at August 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity Series Investment Grade Bond Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2016 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
October 21, 2016

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Jonathan Chiel, Jennifer Toolin McAuliffe, and Mark A. Murray, each of the Trustees oversees 244 funds. Mr. Chiel oversees 111 funds. Ms. McAuliffe and Mr. Murray each oversees 191 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544 for Fidelity® Series Investment Grade Bond Fund or 1-800-835-5092 for Class F.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as President (2013-present) and Chief Executive Officer (2014-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present), Chairman and Director of FMR (investment adviser firm, 2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Ms. McAuliffe previously served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)

Year of Election or Appointment: 2007

Trustee

Mr. Keyes also serves as Trustee of other Fidelity® funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (U.K.) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jeffrey S. Christian (1961)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Christian also serves as Assistant Treasurer of other funds. Mr. Christian is an employee of Fidelity Investments (2003-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)

Year of Election or Appointment: 2015

Vice President

Mr. Goebel serves as Vice President of other funds and is an employee of Fidelity Investments (2001-present). Mr. Goebel serves as Senior Vice President of Fidelity Management & Research Company (FMR) (investment adviser firm, 2016-present). Previously, Mr. Goebel served as Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-2015), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-2015), and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-2015); General Counsel, Secretary, and Senior Vice President of FMR (investment adviser firm, 2008-2015) and FMR Co., Inc. (investment adviser firm, 2008-2015); Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-2015) and Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2008-2015); Chief Legal Officer (CLO) of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-2015); Secretary and CLO of certain Fidelity® funds (2008-2015); Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

John F. Papandrea (1972)

Year of Election or Appointment: 2016

Anti-Money Laundering (AML) Officer

Mr. Papandrea also serves as AML Officer of other funds. Mr. Papandrea is Vice President of FMR LLC (diversified financial services company, 2008-present) and is an employee of Fidelity Investments (2005-present).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of FMR Investment Management (U.K.) Limited (investment adviser firm, 2015-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Christine J. Thompson (1958)

Year of Election or Appointment: 2015

Vice President of Fidelity's Bond Funds

Ms. Thompson also serves as Vice President of other funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments (1985-present). Previously, Ms. Thompson served as Vice President of Fidelity's Bond Funds (2010-2012).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2016 to August 31, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2016	Ending Account Value August 31, 2016	Expenses Paid During Period-B March 1, 2016 to August 31, 2016
Series Investment Grade Bond	.44%
Actual		$1,000.00	$1,057.20	$2.28
Hypothetical-C		$1,000.00	$1,022.92	$2.24
Class F	.35%
Actual		$1,000.00	$1,057.70	$1.81
Hypothetical-C		$1,000.00	$1,023.38	$1.78

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of Fidelity Series Investment Grade Bond Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains

Series Investment Grade Bond	10/17/2016	10/14/2016	$0.102
Class F	10/17/2016	10/14/2016	$0.102

The fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2016, $171,756,894, or, if subsequently determined to be different, the net capital gain of such year.

A total of 6.71% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund will notify shareholders in January 2017 of amounts for use in preparing 2016 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Series Investment Grade Bond Fund

At its July 2016 meeting, the Board of Trustees, including the Independent Trustees (together, the Board) voted to approve: (i) a new management contract between Fidelity Management & Research Company (FMR) and the fund (New Management Contract) to remove the management fee payable by the fund so that the fund will not pay a management fee to FMR for services rendered under the New Management Contract; and (ii) new sub-advisory agreements (New Sub-Advisory Agreements) that obligate FMR or its affiliates to pay fees payable under each sub-advisory agreement as a percentage of the management fees received by an affiliate of FMR under its management contracts with certain other Fidelity funds that invest in the fund (referred to herein as Freedom Funds). The Board considered that the New Management Contract and New Sub-Advisory Agreements (collectively, the New Advisory Contracts) will not take effect unless new management agreements for the Freedom Funds are approved by the Freedom Funds' shareholders.

The Board noted that under the current management contract, the fund pays FMR a monthly management fee. The Board considered that, under the New Management Contract, the fund will no longer pay FMR a management fee. The Board also considered that, under the New Sub-Advisory Agreements, FMR or its affiliates, will pay the fees based on a portion of the management fees received by an affiliate of FMR under its management contracts with the Freedom Funds. The Board noted that, as a result, the New Advisory Contracts are expected to result in an overall decrease in the fees and expenses payable by the fund.

The Board considered that the approval of the New Advisory Contracts will not result in any changes to (i) the investment process or strategies employed in the management of the fund's assets; (ii) the nature, extent and quality of services provided to the fund; or (iii) the day-to-day management of the fund and the personnel primarily responsible for such management. The Board noted that the New Advisory Contracts provide that FMR or an affiliate undertakes to pay all operating expenses of the fund, except transfer agent fees, 12b-1 fees, Independent Trustee expenses, custodian fees and expenses, expenses related to proxy solicitations, interest, taxes, brokerage expenses, and extraordinary expenses (such as litigation expenses). The Board considered that it approved the continuance of the current management contract and sub-advisory agreements for the fund in September 2015.

In connection with its consideration of future renewals of the New Advisory Contracts, the Board may consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund's management fee and total expenses; (iii) the costs of the services and profitability; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds (including the fund).

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the management fee structures are fair and reasonable, and that the fund's New Advisory Contracts should be approved.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

LIG-ANN-1016
1.873109.107

Fidelity® U.S. Bond Index Fund (formerly Spartan® U.S. Bond Index Fund) Class F Annual Report August 31, 2016

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended August 31, 2016	Past 1 year	Past 5 years	Past 10 years
Class F	5.98%	3.23%	4.60%

 The initial offering of Class F shares took place on September 24, 2009. Returns prior to September 24, 2009 are those of Investor Class, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® U.S. Bond Index Fund - Class F on August 31, 2006. The chart shows how the value of your investment would have changed, and also how the Barclays® U.S. Aggregate Bond Index performed over the same period. See above for additional information regarding the performance of Class F.

Period Ending Values
$15,674	Fidelity® U.S. Bond Index Fund - Class F
$16,115	Barclays® U.S. Aggregate Bond Index

Management's Discussion of Fund Performance

Market Recap:  Taxable investment-grade bonds gained solidly for the 12 months ending August 31, 2016, a volatile period marked by persistent concern about global growth, divergent global monetary policies and Brexit – the U.K.’s late-June referendum vote to leave the European Union. The Barclays U.S. Aggregate Bond Index rose 5.97% the past year, gaining significant ground in the mid-to-late stages of the period. The return primarily was driven by bond-price gains, partly as foreign investors sought the relatively higher yields and stability of U.S. fixed-income securities. Bond yields trended lower and the yield curve flattened for much of the period, especially in early 2016, soon after the U.S. Federal Reserve raised policy interest rates. Still, U.S. yields remained higher than those in most industrial countries, especially in Japan and parts of Europe, where rates largely were negative. Within the Barclays index, investment-grade corporate bonds led all major market segments by far, with a return of 9.64%. U.S. Treasuries, meanwhile, lagged many spread-based sectors, returning 5.14%. Commercial mortgage-backed securities topped the index, returning 6.72%, although most other securitized sectors fell short. Riskier, non-core fixed-income segments, including emerging-markets debt, led the broader market amid a strong surge in the period’s second half.

Comments from Co-Portfolio Manager Brandon Bettencourt:  For the year, the fund’s share classes produced mid-single-digit gains that were roughly in line, net of fees, with the benchmark Barclays U.S. Aggregate Bond Index. These results met our goal of producing monthly returns, before expenses, that closely match the benchmark return. We used a method known as “stratified sampling,” or investing in representative securities, to construct a portfolio that approximately mirrored the structure of the index in terms of sector weightings, maturity distribution and credit quality. Also, we managed the portfolio so that it matched the benchmark in terms of overall sensitivity to changing interest rates and to changes in the yield curve, which plots bond yields relative to their maturities. Looking ahead, we expect the fund's performance to likely mirror the direction of the bond market itself, and to be shaped largely by expectations for a policy interest rate increase, which remains heavily dependent on confirmation from strong economic data.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Quality Diversification (% of fund's net assets)

As of August 31, 2016
U.S. Government and U.S. Government Agency Obligations	69.4%
AAA	4.8%
AA	3.7%
A	9.7%
BBB	13.3%
BB and Below	0.6%
Not Rated	0.3%
Short-Term Investments and Net Other Assets*	(1.8)%

 * Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

As of February 29, 2016
U.S. Government and U.S. Government Agency Obligations	68.9%
AAA	5.5%
AA	4.0%
A	10.5%
BBB	11.3%
BB and Below	0.5%
Not Rated	0.3%
Short-Term Investments and Net Other Assets*	(1.0)%

 * Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of August 31, 2016*
Corporate Bonds	26.1%
U.S. Government and U.S. Government Agency Obligations	69.4%
Asset-Backed Securities	0.5%
CMOs and Other Mortgage Related Securities	1.3%
Municipal Bonds	0.8%
Other Investments	3.7%
Short-Term Investments and Net Other Assets (Liabilities)**	(1.8)%

 * Foreign investments - 8.9%

 ** Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

As of February 29, 2016*
Corporate Bonds	25.1%
U.S. Government and U.S. Government Agency Obligations	68.9%
Asset-Backed Securities	0.7%
CMOs and Other Mortgage Related Securities	1.8%
Municipal Bonds	0.8%
Other Investments	3.7%
Short-Term Investments and Net Other Assets (Liabilities)**	(1.0)%

 * Foreign investments - 8.4%

 ** Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Investments August 31, 2016

Showing Percentage of Net Assets

Nonconvertible Bonds - 26.1%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 2.2%
Automobiles - 0.4%
American Honda Finance Corp.:
1.65% 7/12/21	$7,950	$7,925
2.125% 10/10/18	6,550	6,678
2.15% 3/13/20	8,550	8,714
2.25% 8/15/19	7,650	7,849
Ford Motor Co. 4.75% 1/15/43	7,650	8,275
General Motors Co.:
5.2% 4/1/45	4,270	4,546
6.6% 4/1/36	5,840	7,201
General Motors Financial Co., Inc.:
3.15% 1/15/20	6,630	6,769
4% 1/15/25	6,170	6,281
4.3% 7/13/25	12,400	12,845
4.375% 9/25/21	9,190	9,801
		86,884
Diversified Consumer Services - 0.1%
George Washington University 4.3% 9/15/44	2,000	2,235
Ingersoll-Rand Global Holding Co. Ltd. 2.875% 1/15/19	1,623	1,672
Massachusetts Institute of Technology:
3.885% 7/1/16	2,830	2,924
3.959% 7/1/38	4,725	5,489
Northwestern University 4.643% 12/1/44	3,350	4,295
President and Fellows of Harvard College 3.619% 10/1/37	1,000	1,120
Rice University 3.774% 5/15/55	1,900	2,128
Trustees of Princeton Univ. 5.7% 3/1/39	1,000	1,465
University Notre Dame du Lac 3.438% 2/15/45	3,330	3,555
University of Southern California 5.25% 10/1/2111	2,000	2,712
		27,595
Hotels, Restaurants & Leisure - 0.2%
McDonald's Corp.:
2.75% 12/9/20	2,300	2,393
3.7% 1/30/26	12,680	13,703
4.875% 12/9/45	5,430	6,423
5.35% 3/1/18	2,317	2,458
6.3% 3/1/38	7,045	9,368
Metropolitan Museum of Art 3.4% 7/1/45	3,000	3,191
Starbucks Corp.:
2.45% 6/15/26	10,000	10,191
3.85% 10/1/23	1,875	2,105
		49,832
Internet & Catalog Retail - 0.0%
Amazon.com, Inc. 4.8% 12/5/34	6,000	7,205
Media - 1.1%
21st Century Fox America, Inc.:
3.7% 10/15/25	7,000	7,636
5.4% 10/1/43	3,875	4,712
5.65% 8/15/20	1,000	1,142
6.15% 3/1/37	3,955	5,066
6.9% 3/1/19	2,110	2,377
6.9% 8/15/39	2,000	2,743
7.75% 12/1/45	3,160	4,802
AOL Time Warner, Inc.:
2.95% 7/15/26	8,000	8,160
7.625% 4/15/31	3,250	4,583
CBS Corp.:
4% 1/15/26	6,000	6,445
4.6% 1/15/45	7,300	7,701
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.908% 7/23/25 (a)	7,980	8,799
6.484% 10/23/45 (a)	4,690	5,763
Comcast Corp.:
2.35% 1/15/27	3,000	2,974
3.125% 7/15/22	3,000	3,202
3.15% 3/1/26	5,000	5,290
3.375% 8/15/25	13,700	14,767
4.65% 7/15/42	9,000	10,555
4.75% 3/1/44	5,400	6,465
5.7% 5/15/18	2,940	3,166
5.7% 7/1/19	8,500	9,520
6.4% 3/1/40	1,000	1,428
6.55% 7/1/39	3,000	4,319
6.95% 8/15/37	6,700	9,931
Discovery Communications LLC:
3.25% 4/1/23	2,338	2,339
4.875% 4/1/43	4,900	4,631
5.05% 6/1/20	3,200	3,520
NBCUniversal, Inc. 6.4% 4/30/40	3,000	4,277
Thomson Reuters Corp.:
1.3% 2/23/17	2,350	2,354
1.65% 9/29/17	8,000	8,031
4.7% 10/15/19	4,000	4,334
Time Warner Cable, Inc.:
4.5% 9/15/42	11,000	10,642
5.85% 5/1/17	5,801	5,969
6.75% 7/1/18	1,162	1,266
7.3% 7/1/38	4,000	5,195
8.75% 2/14/19	2,368	2,751
Time Warner, Inc.:
2.1% 6/1/19	3,000	3,044
3.55% 6/1/24	3,000	3,192
3.6% 7/15/25	6,340	6,790
4% 1/15/22	1,000	1,091
4.65% 6/1/44	3,000	3,326
4.85% 7/15/45	3,000	3,442
6.5% 11/15/36	5,724	7,439
Viacom, Inc.:
4.25% 9/1/23	7,775	8,238
4.375% 3/15/43	2,635	2,387
5.625% 9/15/19	1,000	1,104
6.125% 10/5/17	5,420	5,685
Walt Disney Co.:
1.125% 2/15/17	2,760	2,763
1.85% 5/30/19	1,500	1,526
1.85% 7/30/26	5,110	4,916
2.3% 2/12/21	4,740	4,900
2.55% 2/15/22	2,810	2,922
3.15% 9/17/25	9,470	10,310
4.125% 6/1/44	5,700	6,541
5.5% 3/15/19	2,000	2,210
		278,681
Multiline Retail - 0.1%
Kohl's Corp. 4.75% 12/15/23	7,800	8,440
Macy's Retail Holdings, Inc.:
2.875% 2/15/23	4,750	4,666
4.3% 2/15/43	4,750	4,047
Target Corp.:
3.875% 7/15/20	3,000	3,287
4% 7/1/42	7,000	7,755
		28,195
Specialty Retail - 0.3%
Advance Auto Parts, Inc. 4.5% 12/1/23	3,750	4,052
AutoZone, Inc.:
3.125% 7/15/23	3,825	3,978
3.25% 4/15/25	4,000	4,162
3.7% 4/15/22	5,500	5,868
Home Depot, Inc.:
2.25% 9/10/18	5,000	5,114
3% 4/1/26	10,030	10,694
3.75% 2/15/24	6,725	7,486
4.2% 4/1/43	1,575	1,787
4.25% 4/1/46	3,280	3,813
4.875% 2/15/44	2,875	3,573
5.875% 12/16/36	4,700	6,478
Lowe's Companies, Inc.:
1.625% 4/15/17	10,300	10,338
3.7% 4/15/46	2,000	2,090
4.625% 4/15/20	2,000	2,196
4.65% 4/15/42	6,500	7,688
5.8% 4/15/40	2,000	2,701
O'Reilly Automotive, Inc. 3.85% 6/15/23	2,825	3,027
		85,045

TOTAL CONSUMER DISCRETIONARY		563,437

CONSUMER STAPLES - 2.1%
Beverages - 0.7%
Anheuser-Busch Companies, Inc. 6.45% 9/1/37	4,073	5,583
Anheuser-Busch InBev Finance, Inc.:
1.25% 1/17/18	4,725	4,726
2.625% 1/17/23	2,825	2,883
2.65% 2/1/21	19,340	19,930
3.3% 2/1/23	10,250	10,756
3.65% 2/1/26	25,140	26,840
4.625% 2/1/44	5,750	6,683
4.7% 2/1/36	4,870	5,645
4.9% 2/1/46	13,000	15,720
Anheuser-Busch InBev Worldwide, Inc.:
5.375% 1/15/20	1,500	1,678
8.2% 1/15/39	2,800	4,570
Diageo Capital PLC:
1.5% 5/11/17	1,700	1,706
5.75% 10/23/17	5,185	5,448
Dr. Pepper Snapple Group, Inc. 2% 1/15/20	2,850	2,861
Molson Coors Brewing Co.:
2.1% 7/15/21	4,900	4,932
3% 7/15/26	7,000	7,085
4.2% 7/15/46	8,730	9,163
PepsiCo, Inc.:
2.15% 10/14/20	12,000	12,302
3.6% 8/13/42	3,000	3,146
4.25% 10/22/44	6,000	6,911
4.45% 4/14/46	800	966
4.875% 11/1/40	2,300	2,865
7.9% 11/1/18	6,000	6,859
The Coca-Cola Co.:
2.875% 10/27/25	9,580	10,087
3.15% 11/15/20	3,700	3,959
		183,304
Food & Staples Retailing - 0.5%
CVS Health Corp.:
2.25% 8/12/19	3,750	3,842
2.8% 7/20/20	8,400	8,748
3.875% 7/20/25	4,660	5,133
4.875% 7/20/35	3,100	3,694
5.125% 7/20/45	8,810	10,984
5.3% 12/5/43	4,391	5,492
Kroger Co.:
3.5% 2/1/26	4,000	4,306
5.15% 8/1/43	2,725	3,386
Sysco Corp.:
3.3% 7/15/26	3,280	3,433
3.75% 10/1/25	5,700	6,171
Wal-Mart Stores, Inc.:
1.125% 4/11/18	7,900	7,925
3.3% 4/22/24	19,000	20,769
5.625% 4/1/40	2,000	2,728
5.625% 4/15/41	4,600	6,288
6.5% 8/15/37	8,275	12,270
Walgreen Co. 3.1% 9/15/22	2,850	2,958
Walgreens Boots Alliance, Inc.:
2.6% 6/1/21	7,700	7,871
3.45% 6/1/26	5,000	5,201
		121,199
Food Products - 0.4%
Campbell Soup Co. 2.5% 8/2/22	4,750	4,861
ConAgra Foods, Inc.:
1.9% 1/25/18	5,675	5,714
3.2% 1/25/23	8,805	9,175
General Mills, Inc.:
2.2% 10/21/19	7,000	7,158
5.65% 2/15/19	13,501	14,884
H.J. Heinz Co.:
3% 6/1/26	8,500	8,614
5% 7/15/35	3,500	4,115
5.2% 7/15/45	5,180	6,210
Kellogg Co.:
3.125% 5/17/22	1,875	1,957
3.25% 5/21/18	2,800	2,887
3.25% 4/1/26	3,720	3,864
Kraft Foods Group, Inc.:
3.5% 6/6/22	11,650	12,440
5% 6/4/42	2,825	3,293
The J.M. Smucker Co. 2.5% 3/15/20	5,700	5,841
Tyson Foods, Inc. 3.95% 8/15/24	7,575	8,201
Unilever Capital Corp.:
2% 7/28/26	2,000	1,961
2.2% 3/6/19	7,475	7,653
3.1% 7/30/25	2,900	3,125
		111,953
Household Products - 0.2%
Kimberly-Clark Corp.:
1.9% 5/22/19	8,325	8,490
2.4% 3/1/22	5,200	5,379
2.4% 6/1/23	8,000	8,265
3.2% 7/30/46	2,500	2,505
Procter & Gamble Co.:
1.9% 11/1/19	4,000	4,089
2.3% 2/6/22	4,700	4,865
3.1% 8/15/23	10,000	10,807
		44,400
Personal Products - 0.0%
Colgate-Palmolive Co. 3.25% 3/15/24	10,000	11,017
Tobacco - 0.3%
Altria Group, Inc.:
2.85% 8/9/22	7,000	7,340
4.25% 8/9/42	9,780	10,970
Philip Morris International, Inc.:
1.875% 2/25/21	7,000	7,070
2.125% 5/10/23	3,100	3,100
3.875% 8/21/42	4,825	5,075
4.5% 3/26/20	2,000	2,201
4.875% 11/15/43	6,000	7,338
5.65% 5/16/18	6,789	7,296
6.375% 5/16/38	1,450	2,039
Reynolds American, Inc.:
4.45% 6/12/25	7,060	7,923
4.85% 9/15/23	1,800	2,065
5.85% 8/15/45	4,240	5,530
7.25% 6/15/37	7,220	9,965
		77,912

TOTAL CONSUMER STAPLES		549,785

ENERGY - 2.8%
Energy Equipment & Services - 0.1%
Baker Hughes, Inc. 5.125% 9/15/40	2,000	2,294
El Paso Pipeline Partners Operating Co. LLC 4.7% 11/1/42	3,800	3,511
Halliburton Co.:
3.8% 11/15/25	10,380	10,728
5% 11/15/45	7,540	8,300
6.15% 9/15/19	2,000	2,242
7.45% 9/15/39	1,500	2,099
Nabors Industries, Inc. 2.35% 9/15/16	7,475	7,476
		36,650
Oil, Gas & Consumable Fuels - 2.7%
Anadarko Petroleum Corp.:
3.45% 7/15/24	5,000	4,867
4.85% 3/15/21	6,145	6,537
6.2% 3/15/40	2,000	2,233
6.45% 9/15/36	2,675	3,088
6.6% 3/15/46	4,650	5,535
Apache Corp. 5.1% 9/1/40	3,000	3,130
Boardwalk Pipelines LP 4.95% 12/15/24	4,750	4,899
BP Capital Markets PLC:
2.241% 9/26/18	4,775	4,865
2.315% 2/13/20	1,800	1,838
2.5% 11/6/22	3,000	3,038
2.521% 1/15/20	6,000	6,173
3.062% 3/17/22	3,750	3,936
3.245% 5/6/22	7,750	8,187
4.5% 10/1/20	2,000	2,208
4.75% 3/10/19	1,000	1,081
Canadian Natural Resources Ltd.:
3.9% 2/1/25	1,875	1,889
5.7% 5/15/17	1,148	1,182
6.25% 3/15/38	6,850	7,529
Cenovus Energy, Inc.:
3% 8/15/22	1,700	1,621
3.8% 9/15/23	1,750	1,689
6.75% 11/15/39	2,000	2,135
Chevron Corp.:
1.104% 12/5/17	5,700	5,707
1.718% 6/24/18	7,525	7,603
1.961% 3/3/20	8,625	8,771
2.193% 11/15/19	11,400	11,650
2.954% 5/16/26	11,000	11,440
Columbia Pipeline Group, Inc.:
3.3% 6/1/20	3,043	3,149
4.5% 6/1/25	3,325	3,596
ConocoPhillips Co.:
2.2% 5/15/20	5,830	5,878
3.35% 5/15/25	6,810	6,946
4.95% 3/15/26	11,620	13,175
5.75% 2/1/19	2,902	3,173
6.5% 2/1/39	7,529	9,890
DCP Midstream Operating LP:
2.5% 12/1/17	5,700	5,679
3.875% 3/15/23	3,775	3,586
Devon Energy Corp.:
3.25% 5/15/22	4,000	3,969
5.6% 7/15/41	2,875	2,874
Ecopetrol SA:
5.375% 6/26/26	4,740	4,872
5.875% 5/28/45	3,800	3,557
El Paso Natural Gas Co. 5.95% 4/15/17	926	950
Enbridge Energy Partners LP:
4.2% 9/15/21	8,700	8,979
5.875% 12/15/16	1,000	1,011
6.5% 4/15/18	1,000	1,058
Enbridge, Inc. 3.5% 6/10/24	2,825	2,742
Encana Corp.:
3.9% 11/15/21	4,900	4,854
6.5% 2/1/38	5,000	5,004
Energy Transfer Partners LP:
3.6% 2/1/23	8,550	8,417
4.15% 10/1/20	4,500	4,720
5.15% 3/15/45	8,000	7,678
Enterprise Products Operating LP:
3.7% 2/15/26	1,770	1,845
3.95% 2/15/27	9,880	10,390
4.05% 2/15/22	9,325	10,057
4.85% 8/15/42	2,500	2,650
4.85% 3/15/44	5,000	5,295
5.7% 2/15/42	2,000	2,316
6.65% 4/15/18	2,000	2,157
7.55% 4/15/38	2,000	2,661
EOG Resources, Inc. 5.625% 6/1/19	1,000	1,092
Exxon Mobil Corp.:
3.043% 3/1/26	8,330	8,838
3.567% 3/6/45	6,650	7,056
Hess Corp.:
3.5% 7/15/24	3,800	3,733
5.6% 2/15/41	3,400	3,454
8.125% 2/15/19	6,000	6,778
Kinder Morgan Energy Partners LP:
2.65% 2/1/19	3,425	3,466
3.45% 2/15/23	12,200	12,078
3.5% 9/1/23	2,000	1,981
3.95% 9/1/22	7,000	7,245
5% 3/1/43	1,000	962
5.5% 3/1/44	6,997	7,104
5.625% 9/1/41	1,000	994
6.55% 9/15/40	3,000	3,259
Kinder Morgan, Inc. 5.3% 12/1/34	8,550	8,617
Magellan Midstream Partners LP:
5% 3/1/26	3,000	3,422
6.55% 7/15/19	4,592	5,170
Marathon Oil Corp. 3.85% 6/1/25	7,000	6,541
Marathon Petroleum Corp.:
5.125% 3/1/21	1,000	1,114
6.5% 3/1/41	1,000	1,123
Nexen, Inc. 5.875% 3/10/35	3,710	4,633
Occidental Petroleum Corp.:
2.7% 2/15/23	6,000	6,113
3.125% 2/15/22	2,000	2,106
ONEOK Partners LP:
3.2% 9/15/18	3,000	3,051
3.375% 10/1/22	5,000	5,034
Petro-Canada:
6.05% 5/15/18	3,650	3,909
6.8% 5/15/38	8,445	11,303
Petroleos Mexicanos:
3.125% 1/23/19	1,425	1,444
3.5% 7/18/18	5,925	6,059
3.5% 7/23/20	11,525	11,669
3.5% 1/30/23	6,725	6,535
4.875% 1/24/22	18,010	18,759
5.5% 6/27/44	8,600	8,170
5.625% 1/23/46	5,680	5,487
6.375% 1/23/45	10,400	10,952
Phillips 66 Co.:
4.875% 11/15/44	1,000	1,120
5.875% 5/1/42	9,500	11,980
Plains All American Pipeline LP/PAA Finance Corp.:
3.6% 11/1/24	7,200	6,985
4.65% 10/15/25	12,250	12,709
4.9% 2/15/45	1,900	1,749
5.75% 1/15/20	1,000	1,091
6.125% 1/15/17	1,795	1,824
6.65% 1/15/37	2,795	3,118
Shell International Finance BV:
1.125% 8/21/17	1,375	1,375
2.125% 5/11/20	8,300	8,470
2.375% 8/21/22	3,000	3,058
3.25% 5/11/25	4,160	4,417
4% 5/10/46	4,000	4,191
4.375% 5/11/45	7,120	7,838
6.375% 12/15/38	4,200	5,778
Spectra Energy Capital, LLC 5.65% 3/1/20	2,000	2,161
Spectra Energy Partners LP:
2.95% 9/25/18	2,877	2,930
4.75% 3/15/24	4,825	5,362
Statoil ASA:
1.2% 1/17/18	5,575	5,567
1.95% 11/8/18	7,300	7,387
2.25% 11/8/19	8,000	8,170
3.7% 3/1/24	3,650	3,959
5.1% 8/17/40	2,000	2,417
Suncor Energy, Inc.:
6.1% 6/1/18	11,244	12,076
6.85% 6/1/39	2,000	2,758
Sunoco Logistics Partner Operations LP 3.9% 7/15/26	7,520	7,595
The Williams Companies, Inc.:
4.55% 6/24/24	5,675	5,803
5.75% 6/24/44	1,900	1,952
Total Capital Canada Ltd. 1.45% 1/15/18	2,625	2,636
Total Capital International SA:
1.55% 6/28/17	5,000	5,019
2.1% 6/19/19	4,275	4,363
2.7% 1/25/23	1,900	1,971
2.75% 6/19/21	6,000	6,285
2.875% 2/17/22	4,175	4,341
3.75% 4/10/24	2,000	2,198
TransCanada PipeLines Ltd.:
2.5% 8/1/22	5,000	5,011
6.1% 6/1/40	6,700	8,578
Transcontinental Gas Pipe Line Co. LLC 4.45% 8/1/42	7,750	7,483
Valero Energy Corp. 6.625% 6/15/37	5,420	6,354
Western Gas Partners LP:
2.6% 8/15/18	4,375	4,376
4% 7/1/22	3,000	3,053
Williams Partners LP:
3.35% 8/15/22	2,800	2,737
3.9% 1/15/25	3,525	3,505
		686,960

TOTAL ENERGY		723,610

FINANCIALS - 8.5%
Banks - 4.0%
Australia & New Zealand Banking Group Ltd.:
1.875% 10/6/17	4,750	4,783
3.7% 11/16/25	6,640	7,366
Bank of America Corp.:
2% 1/11/18	3,550	3,571
2.6% 1/15/19	3,775	3,858
2.65% 4/1/19	17,925	18,343
4% 4/1/24	9,000	9,730
4% 1/22/25	6,000	6,248
4.1% 7/24/23	7,000	7,601
4.2% 8/26/24	8,500	9,016
4.25% 10/22/26	4,000	4,242
4.45% 3/3/26	13,000	13,988
4.875% 4/1/44	1,920	2,260
5% 5/13/21	4,000	4,487
5% 1/21/44	5,370	6,436
5.7% 1/24/22	6,250	7,291
5.75% 12/1/17	5,855	6,156
5.875% 1/5/21	6,640	7,650
Bank of Montreal:
1.4% 9/11/17	2,875	2,881
2.375% 1/25/19	3,700	3,775
Bank of Nova Scotia:
4.375% 1/13/21	1,000	1,100
4.5% 12/16/25	6,580	7,033
Banque Centrale de Tunisie 2.452% 7/24/21	8,500	8,851
Barclays PLC:
2.75% 11/8/19	10,000	10,081
3.25% 1/12/21	7,500	7,643
4.375% 1/12/26	5,000	5,220
5.25% 8/17/45	5,600	6,440
BB&T Corp.:
1.6% 8/15/17	5,700	5,726
2.05% 6/19/18	1,900	1,923
BNP Paribas SA:
2.375% 5/21/20	11,600	11,792
2.7% 8/20/18	4,900	5,010
BPCE SA:
2.25% 1/27/20	4,000	4,060
2.5% 7/15/19	12,100	12,351
4% 4/15/24	2,000	2,193
Branch Banking & Trust Co. 3.8% 10/30/26	3,000	3,284
Capital One Bank NA 3.375% 2/15/23	2,424	2,491
Capital One NA 2.4% 9/5/19	7,000	7,125
Citigroup, Inc.:
2.5% 9/26/18	750	763
2.5% 7/29/19	7,400	7,550
2.55% 4/8/19	3,700	3,774
3.7% 1/12/26	11,130	11,748
4.125% 7/25/28	9,370	9,528
4.4% 6/10/25	4,000	4,239
4.6% 3/9/26	6,000	6,447
4.75% 5/18/46	2,370	2,515
5.3% 5/6/44	2,000	2,317
5.5% 9/13/25	5,000	5,664
5.875% 1/30/42	1,675	2,170
8.125% 7/15/39	8,000	12,698
Citizens Financial Group, Inc. 2.375% 7/28/21	4,359	4,381
Comerica, Inc. 3.8% 7/22/26	3,650	3,778
Commonwealth Bank of Australia:
1.9% 9/18/17	4,750	4,778
2.3% 3/12/20	7,550	7,692
Corporacion Andina de Fomento:
1.5% 8/8/17	2,825	2,833
4.375% 6/15/22	14,100	15,598
Council of Europe Development Bank 1.625% 3/16/21	3,770	3,806
Credit Suisse Group Funding Guernsey Ltd.:
3.8% 9/15/22	12,530	12,785
3.8% 6/9/23 (a)	12,000	12,174
4.55% 4/17/26 (a)	8,500	8,977
4.875% 5/15/45	5,000	5,420
Credit Suisse New York Branch:
3% 10/29/21	3,000	3,095
3.625% 9/9/24	3,425	3,593
Discover Bank:
2% 2/21/18	7,375	7,404
3.45% 7/27/26	7,500	7,540
4.2% 8/8/23	7,000	7,499
Export-Import Bank of Korea:
2.875% 1/21/25	7,600	8,003
4% 1/11/17	11,380	11,490
5% 4/11/22	6,170	7,183
Fifth Third Bancorp:
3.5% 3/15/22	1,650	1,741
4.5% 6/1/18	824	863
8.25% 3/1/38	2,079	3,144
HSBC Holdings PLC:
3.4% 3/8/21	10,600	11,066
3.9% 5/25/26	11,000	11,476
4.25% 8/18/25	5,600	5,812
4.875% 1/14/22	10,100	11,228
5.1% 4/5/21	2,800	3,125
6.5% 9/15/37	10,500	13,613
HSBC U.S.A., Inc.:
2.25% 6/23/19	6,625	6,675
2.625% 9/24/18	7,500	7,628
3.5% 6/23/24	7,000	7,322
Huntington Bancshares, Inc.:
2.3% 1/14/22	9,400	9,360
2.6% 8/2/18	4,675	4,756
3.15% 3/14/21	9,500	9,873
Inter-American Development Bank:
1.75% 4/14/22	1,875	1,891
1.875% 6/16/20	5,270	5,381
1.875% 3/15/21	3,900	3,974
2% 6/2/26	4,000	4,082
Japan Bank International Cooperation:
1.75% 5/29/19	15,100	15,199
1.875% 7/21/26	3,800	3,783
2.125% 2/10/25	2,000	2,030
2.75% 1/21/26	3,170	3,395
JPMorgan Chase & Co.:
1.8% 1/25/18	16,250	16,356
2% 8/15/17	7,000	7,055
2.25% 1/23/20	8,875	8,994
2.35% 1/28/19	23,000	23,474
2.95% 10/1/26	4,730	4,759
3.25% 9/23/22	4,000	4,198
3.3% 4/1/26	9,000	9,329
3.375% 5/1/23	1,900	1,960
3.875% 9/10/24	7,725	8,154
4.125% 12/15/26	5,875	6,296
4.35% 8/15/21	2,000	2,205
4.5% 1/24/22	13,000	14,395
4.625% 5/10/21	1,500	1,663
4.85% 2/1/44	5,000	6,102
4.95% 6/1/45	2,550	2,950
5.5% 10/15/40	5,700	7,335
5.6% 7/15/41	1,500	1,946
6.3% 4/23/19	10,000	11,181
KeyCorp. 2.9% 9/15/20	5,800	6,019
Lloyds Bank PLC:
3.5% 5/14/25	8,600	9,129
4.65% 3/24/26	5,800	6,020
Lloyds Banking Group PLC 3.1% 7/6/21	10,000	10,160
Mitsubishi UFJ Financial Group, Inc. 3.85% 3/1/26	6,580	7,188
MUFG Union Bank NA 2.625% 9/26/18	2,750	2,803
Oesterreichische Kontrollbank 2.375% 10/1/21	4,725	4,916
Osterreichische Kontrollbank AG 1.125% 4/26/19	3,300	3,294
PNC Bank NA:
2.4% 10/18/19	4,750	4,870
2.6% 7/21/20	6,680	6,892
PNC Financial Services Group, Inc. 3.9% 4/29/24	5,650	6,085
PNC Funding Corp. 6.7% 6/10/19	2,500	2,852
Rabobank (Netherlands) NV:
3.95% 11/9/22	5,300	5,559
4.5% 1/11/21	1,000	1,109
5.25% 5/24/41	3,000	3,882
Rabobank Nederland 4.375% 8/4/25	6,000	6,349
Rabobank Nederland New York Branch 3.375% 5/21/25	3,750	4,005
Regions Financial Corp.:
2% 5/15/18	3,650	3,670
3.2% 2/8/21	14,100	14,618
Royal Bank of Canada:
2.15% 3/6/20	6,575	6,679
4.65% 1/27/26	9,390	10,327
Royal Bank of Scotland Group PLC 4.8% 4/5/26	6,600	6,906
Societe Generale SA 2.625% 10/1/18	3,750	3,828
Sumitomo Mitsui Banking Corp.:
2.25% 7/11/19	5,725	5,805
2.45% 1/16/20	5,000	5,089
2.5% 7/19/18	4,351	4,417
3.4% 7/11/24	5,725	6,098
SunTrust Banks, Inc.:
2.35% 11/1/18	3,000	3,049
2.5% 5/1/19	2,000	2,041
3.3% 5/15/26	7,600	7,810
Svenska Handelsbanken AB 2.5% 1/25/19	11,750	12,025
The Toronto-Dominion Bank:
2.375% 10/19/16	1,200	1,202
2.5% 12/14/20	14,020	14,408
U.S. Bancorp:
3.1% 4/27/26	9,000	9,306
4.125% 5/24/21	3,000	3,331
Wachovia Corp. 5.75% 6/15/17	2,905	3,007
Wells Fargo & Co.:
2.1% 5/8/17	2,725	2,742
2.6% 7/22/20	7,640	7,858
3.3% 9/9/24	4,625	4,886
3.45% 2/13/23	3,675	3,852
3.55% 9/29/25	4,240	4,539
3.9% 5/1/45	4,760	5,041
4.1% 6/3/26	3,225	3,501
4.4% 6/14/46	7,140	7,621
4.48% 1/16/24	3,816	4,226
4.9% 11/17/45	2,770	3,170
5.375% 11/2/43	1,850	2,222
5.606% 1/15/44	11,380	14,212
5.625% 12/11/17	5,972	6,295
Westpac Banking Corp.:
2% 8/14/17	5,000	5,035
2% 8/19/21	6,580	6,572
2.3% 5/26/20	3,000	3,051
2.85% 5/13/26	4,750	4,848
4.875% 11/19/19	3,700	4,052
Zions Bancorp. 4.5% 6/13/23	207	215
		1,033,902
Capital Markets - 1.3%
Affiliated Managers Group, Inc. 3.5% 8/1/25	4,750	4,741
Bank of New York Mellon Corp. 2.8% 5/4/26	5,630	5,805
BlackRock, Inc.:
3.5% 3/18/24	2,900	3,208
4.25% 5/24/21	6,500	7,242
Credit Suisse AG 6% 2/15/18	15,651	16,477
Deutsche Bank AG 4.5% 4/1/25	3,000	2,833
Deutsche Bank AG London Branch:
2.95% 8/20/20	9,800	9,778
4.1% 1/13/26	9,800	9,935
Eaton Vance Corp. 3.625% 6/15/23	2,825	2,989
Franklin Resources, Inc.:
1.375% 9/15/17	1,900	1,906
2.85% 3/30/25	3,800	3,920
Goldman Sachs Group, Inc.:
2.375% 1/22/18	9,950	10,077
2.55% 10/23/19	11,000	11,244
2.625% 1/31/19	12,850	13,179
2.9% 7/19/18	2,800	2,871
3.5% 1/23/25	5,000	5,191
3.625% 1/22/23	9,000	9,539
3.75% 2/25/26	5,820	6,161
3.85% 7/8/24	3,800	4,050
5.25% 7/27/21	4,500	5,108
5.625% 1/15/17	7,000	7,109
5.75% 1/24/22	4,300	4,986
5.95% 1/18/18	3,000	3,179
6% 6/15/20	1,650	1,883
6.15% 4/1/18	7,451	7,979
6.75% 10/1/37	14,860	19,060
Lazard Group LLC:
4.25% 11/14/20	2,650	2,808
6.85% 6/15/17	828	860
Merrill Lynch & Co., Inc.:
6.4% 8/28/17	3,140	3,290
6.875% 4/25/18	6,991	7,577
7.75% 5/14/38	4,175	6,161
Morgan Stanley:
2.125% 4/25/18	8,000	8,080
2.375% 7/23/19	7,550	7,678
2.5% 1/24/19	6,000	6,096
2.65% 1/27/20	11,000	11,283
3.125% 7/27/26	5,600	5,633
3.7% 10/23/24	6,000	6,358
3.75% 2/25/23	6,775	7,246
3.875% 4/29/24	9,000	9,670
3.875% 1/27/26	5,250	5,607
3.95% 4/23/27	19,030	19,771
4.3% 1/27/45	2,000	2,162
5.45% 1/9/17	236	240
5.5% 7/28/21	3,400	3,895
5.625% 9/23/19	2,000	2,223
5.75% 1/25/21	5,000	5,731
5.95% 12/28/17	5,745	6,079
6.375% 7/24/42	2,900	3,980
6.625% 4/1/18	5,055	5,446
7.25% 4/1/32	1,000	1,391
7.3% 5/13/19	3,000	3,425
State Street Corp. 2.65% 5/19/26	7,550	7,727
The Bank of New York Mellon Corp.:
2.6% 8/17/20	9,400	9,687
5.45% 5/15/19	2,000	2,210
		342,764
Consumer Finance - 0.7%
American Express Co.:
4.05% 12/3/42	6,975	7,430
7% 3/19/18	5,750	6,232
American Express Credit Corp. 2.375% 3/24/17	3,825	3,854
Capital One Financial Corp.:
3.75% 7/28/26	9,750	9,788
4.75% 7/15/21	4,000	4,466
Caterpillar Financial Services Corp.:
1.3% 3/1/18	3,650	3,659
1.7% 8/9/21	9,390	9,330
2% 3/5/20	3,900	3,956
2.1% 6/9/19	1,600	1,632
2.25% 12/1/19	6,600	6,761
2.4% 8/9/26	2,850	2,838
2.85% 6/1/22	4,000	4,180
Discover Financial Services:
5.2% 4/27/22	1,000	1,096
6.45% 6/12/17	2,263	2,343
Ford Motor Credit Co. LLC:
2.375% 3/12/19	2,425	2,457
2.875% 10/1/18	1,575	1,614
3% 6/12/17	3,000	3,036
3.2% 1/15/21	3,600	3,713
3.219% 1/9/22	3,500	3,603
3.336% 3/18/21	4,250	4,410
4.134% 8/4/25	7,000	7,426
4.25% 2/3/17	7,600	7,690
4.25% 9/20/22	1,800	1,945
4.375% 8/6/23	4,000	4,334
4.389% 1/8/26	3,290	3,561
5.875% 8/2/21	11,375	13,058
Synchrony Financial:
2.7% 2/3/20	8,000	8,064
3% 8/15/19	5,675	5,801
Toyota Motor Credit Corp.:
2.05% 1/12/17	9,000	9,034
2.1% 1/17/19	6,000	6,112
2.125% 7/18/19	10,400	10,626
2.15% 3/12/20	6,750	6,911
2.75% 5/17/21	2,600	2,719
		173,679
Diversified Financial Services - 0.9%
AB Svensk Exportkredit 1.25% 4/12/19	7,540	7,544
Berkshire Hathaway Finance Corp. 5.75% 1/15/40	5,000	6,802
Berkshire Hathaway, Inc.:
1.55% 2/9/18	4,575	4,608
3.125% 3/15/26	11,500	12,212
4.5% 2/11/43	2,000	2,368
Brixmor Operating Partnership LP:
3.25% 9/15/23	4,690	4,699
4.125% 6/15/26	7,550	7,836
Export Development Canada 1% 6/15/18	5,290	5,295
FMS Wertmanagement AoeR 1.125% 9/5/17	2,800	2,805
GE Capital International Funding Co.:
2.342% 11/15/20	5,694	5,859
4.418% 11/15/35	20,239	23,168
General Electric Capital Corp.:
4.65% 10/17/21	2,005	2,289
5.875% 1/14/38	4,474	6,122
6.875% 1/10/39	1,146	1,753
Goldman Sachs Group, Inc. 4.75% 10/21/45	7,830	8,938
ING U.S., Inc. 5.7% 7/15/43	3,750	4,292
IntercontinentalExchange, Inc.:
2.5% 10/15/18	4,675	4,786
3.75% 12/1/25	5,750	6,296
4% 10/15/23	3,750	4,135
International Bank for Reconstruction & Development:
1% 10/5/18	9,630	9,630
1.375% 5/24/21	5,659	5,649
KfW:
1% 1/26/18	11,500	11,504
1.125% 8/6/18	5,700	5,711
1.5% 2/6/19	4,200	4,238
1.5% 6/15/21	15,480	15,528
1.75% 10/15/19	15,575	15,834
1.875% 6/30/20	5,670	5,794
2% 5/2/25	3,825	3,912
2.5% 11/20/24	10,425	11,029
Landwirtschaftliche Rentenbank 1.75% 7/27/26	8,500	8,470
Ontario Province 2% 1/30/19	5,000	5,088
Svensk Exportkredit AB 1.75% 5/30/17	4,750	4,770
Voya Financial, Inc. 3.65% 6/15/26	10,489	10,573
		239,537
Insurance - 0.7%
ACE INA Holdings, Inc.:
3.35% 5/3/26	4,220	4,529
4.35% 11/3/45	4,000	4,716
5.9% 6/15/19	3,000	3,333
American International Group, Inc.:
3.375% 8/15/20	5,775	6,037
3.75% 7/10/25	2,850	3,006
3.875% 1/15/35	2,700	2,680
3.9% 4/1/26	3,770	3,958
4.5% 7/16/44	8,875	9,223
4.875% 6/1/22	9,000	10,076
5.85% 1/16/18	2,000	2,115
6.4% 12/15/20	2,900	3,412
Aon PLC:
3.5% 6/14/24	2,000	2,097
4% 11/27/23	3,000	3,257
4.6% 6/14/44	1,600	1,704
4.75% 5/15/45	5,880	6,528
Baylor Scott & White Holdings 3.967% 11/15/46	2,500	2,710
Hartford Financial Services Group, Inc. 5.125% 4/15/22	4,750	5,381
Marsh & McLennan Companies, Inc.:
2.3% 4/1/17	5,000	5,028
2.35% 9/10/19	3,850	3,913
2.35% 3/6/20	4,750	4,830
2.55% 10/15/18	5,800	5,896
3.5% 6/3/24	1,900	1,992
4.05% 10/15/23	6,775	7,352
MetLife, Inc.:
4.721% 12/15/44 (b)	5,000	5,491
5.875% 2/6/41	2,400	3,018
7.717% 2/15/19	9,000	10,336
Pricoa Global Funding I 8.875% 6/15/38 (b)	2,944	3,275
Progressive Corp. 2.45% 1/15/27	4,740	4,715
Prudential Financial, Inc.:
2.3% 8/15/18	4,900	4,977
5.1% 8/15/43	4,000	4,503
5.4% 6/13/35	447	517
5.625% 5/12/41	2,000	2,424
5.7% 12/14/36	380	463
6.2% 11/15/40	2,400	3,018
7.375% 6/15/19	3,000	3,452
The Chubb Corp.:
5.75% 5/15/18	4,175	4,488
6.5% 5/15/38	3,510	5,109
The Travelers Companies, Inc.:
4.3% 8/25/45	1,460	1,708
6.25% 6/15/37	8,350	11,720
		172,987
Real Estate Investment Trusts - 0.5%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	3,788	3,830
3.9% 6/15/23	5,650	5,888
American Tower Corp. 3.4% 2/15/19	7,475	7,783
Boston Properties, Inc.:
3.125% 9/1/23	1,900	1,967
4.125% 5/15/21	2,100	2,292
DDR Corp.:
3.375% 5/15/23	2,825	2,849
4.625% 7/15/22	1,900	2,064
Duke Realty LP:
3.625% 4/15/23	2,750	2,902
3.75% 12/1/24	5,750	6,117
6.5% 1/15/18	1,000	1,064
ERP Operating LP:
2.375% 7/1/19	5,750	5,859
3% 4/15/23	1,875	1,928
4.625% 12/15/21	5,700	6,387
Federal Realty Investment Trust 3% 8/1/22	4,750	4,936
HCP, Inc. 3.875% 8/15/24	7,575	7,751
Health Care REIT, Inc.:
2.25% 3/15/18	2,470	2,492
3.75% 3/15/23	8,660	9,116
HRPT Properties Trust:
6.25% 6/15/17	1,221	1,235
6.65% 1/15/18	612	635
Kimco Realty Corp. 6.875% 10/1/19	1,000	1,148
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	8,000	8,157
4.5% 1/15/25	4,750	4,821
4.5% 4/1/27	9,500	9,608
Simon Property Group LP:
2.8% 1/30/17	4,700	4,713
4.125% 12/1/21	3,200	3,536
5.65% 2/1/20	4,300	4,832
Weingarten Realty Investors 3.5% 4/15/23	3,800	3,894
		117,804
Real Estate Management & Development - 0.3%
Brandywine Operating Partnership LP 3.95% 2/15/23	3,800	3,888
CBRE Group, Inc. 4.875% 3/1/26	5,700	6,001
Liberty Property LP:
3.375% 6/15/23	2,775	2,826
3.75% 4/1/25	4,750	4,929
4.4% 2/15/24	7,425	8,030
4.75% 10/1/20	1,000	1,083
5.5% 12/15/16	1,000	1,012
Mack-Cali Realty LP:
2.5% 12/15/17	3,825	3,841
3.15% 5/15/23	4,700	4,375
4.5% 4/18/22	4,210	4,303
Tanger Properties LP:
3.75% 12/1/24	6,500	6,820
6.125% 6/1/20	4,408	5,007
Ventas Realty LP:
3.125% 6/15/23	6,315	6,438
3.5% 2/1/25	4,000	4,144
4.125% 1/15/26	1,450	1,570
4.375% 2/1/45	3,000	3,110
Ventas Realty LP/Ventas Capital Corp. 2% 2/15/18	4,750	4,778
		72,155
Thrifts & Mortgage Finance - 0.1%
Fannie Mae 1.25% 8/17/21	30,311	30,154

TOTAL FINANCIALS		2,182,982

HEALTH CARE - 2.7%
Biotechnology - 0.5%
AbbVie, Inc.:
1.75% 11/6/17	5,700	5,726
2.3% 5/14/21	2,730	2,758
2.5% 5/14/20	7,100	7,262
2.9% 11/6/22	5,700	5,871
3.6% 5/14/25	9,000	9,517
4.3% 5/14/36	2,760	2,917
4.4% 11/6/42	4,775	5,089
4.7% 5/14/45	8,980	9,997
Amgen, Inc.:
2.2% 5/22/19	11,425	11,665
2.5% 11/15/16	2,000	2,006
3.125% 5/1/25	2,000	2,099
3.875% 11/15/21	9,600	10,445
4.4% 5/1/45	4,000	4,299
4.663% 6/15/51 (a)	12,474	13,429
5.85% 6/1/17	2,928	3,029
Celgene Corp.:
3.875% 8/15/25	9,500	10,260
5% 8/15/45	4,300	4,962
Gilead Sciences, Inc.:
2.55% 9/1/20	4,740	4,920
3.65% 3/1/26	6,180	6,700
4.75% 3/1/46	11,000	12,799
		135,750
Health Care Equipment & Supplies - 0.3%
Becton, Dickinson & Co.:
2.675% 12/15/19	5,854	6,059
4.685% 12/15/44	10,180	11,817
Danaher Corp. 2.4% 9/15/20	7,361	7,600
Medtronic, Inc.:
2.5% 3/15/20	15,100	15,634
4.625% 3/15/45	12,925	15,527
Zimmer Biomet Holdings, Inc. 3.55% 4/1/25	11,380	11,849
		68,486
Health Care Providers & Services - 0.7%
Aetna, Inc.:
1.5% 11/15/17	1,958	1,963
2.4% 6/15/21	3,700	3,754
3.2% 6/15/26	7,400	7,535
4.125% 6/1/21	7,000	7,559
4.125% 11/15/42	4,411	4,627
4.25% 6/15/36	3,700	3,849
Catholic Health Initiatives:
1.6% 11/1/17	2,750	2,751
4.35% 11/1/42	2,000	1,991
Childrens Hosp Medical Ctr 4.268% 5/15/44	3,320	3,823
Cigna Corp. 4% 2/15/22	4,600	4,968
Coventry Health Care, Inc. 5.95% 3/15/17	1,731	1,774
Express Scripts Holding Co.:
2.25% 6/15/19	3,800	3,862
3% 7/15/23	10,000	10,157
4.5% 2/25/26	7,030	7,763
6.125% 11/15/41	3,000	3,776
Express Scripts, Inc. 7.25% 6/15/19	2,000	2,293
Kaiser Foundation Hospitals 4.875% 4/1/42	1,800	2,244
McKesson Corp.:
1.4% 3/15/18	4,725	4,727
3.796% 3/15/24	5,000	5,422
4.883% 3/15/44	5,000	5,975
Memorial Sloan-Kettring Cancer Center 4.2% 7/1/55	3,000	3,423
New York & Presbyterian Hospital:
4.024% 8/1/45	3,500	3,896
4.063% 8/1/56	2,630	2,897
NYU Hospitals Center 4.784% 7/1/44	7,600	8,827
Partners Healthcare System, Inc. 4.117% 7/1/55	3,500	3,961
UnitedHealth Group, Inc.:
1.625% 3/15/19	4,878	4,907
2.3% 12/15/19	8,625	8,872
2.7% 7/15/20	6,000	6,256
2.875% 12/15/21	2,575	2,710
3.75% 7/15/25	3,500	3,877
4.375% 3/15/42	11,800	13,618
4.75% 7/15/45	1,670	2,069
WellPoint, Inc.:
1.875% 1/15/18	2,000	2,011
3.3% 1/15/23	2,000	2,093
4.625% 5/15/42	2,600	2,876
4.65% 1/15/43	2,000	2,235
5.8% 8/15/40	4,000	5,051
		170,392
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.:
2.4% 2/1/19	2,850	2,904
3% 4/15/23	4,670	4,783
4.15% 2/1/24	4,379	4,799
5.3% 2/1/44	5,820	7,081
		19,567
Pharmaceuticals - 1.1%
Actavis Funding SCS:
3% 3/12/20	22,800	23,567
3.45% 3/15/22	18,025	18,864
3.8% 3/15/25	8,820	9,308
4.55% 3/15/35	6,650	7,161
4.75% 3/15/45	3,930	4,311
AstraZeneca PLC:
4.375% 11/16/45	4,540	5,143
5.9% 9/15/17	4,505	4,723
6.45% 9/15/37	3,250	4,584
Bristol-Myers Squibb Co. 3.25% 8/1/42	2,800	2,873
GlaxoSmithKline Capital, Inc.:
5.65% 5/15/18	8,585	9,218
6.375% 5/15/38	7,218	10,523
Johnson & Johnson:
1.65% 3/1/21	3,770	3,820
2.45% 3/1/26	5,590	5,771
4.5% 12/5/43	6,625	8,560
4.85% 5/15/41	4,260	5,671
Merck & Co., Inc.:
1.3% 5/18/18	7,000	7,040
1.85% 2/10/20	9,000	9,192
2.4% 9/15/22	2,000	2,064
3.6% 9/15/42	2,000	2,116
3.7% 2/10/45	6,400	6,861
3.875% 1/15/21	1,000	1,095
5% 6/30/19	5,970	6,590
Mylan N.V.:
3.95% 6/15/26 (a)	2,830	2,916
5.25% 6/15/46 (a)	3,300	3,627
Mylan, Inc. 1.35% 11/29/16	5,295	5,301
Novartis Capital Corp.:
2.4% 9/21/22	3,750	3,901
3% 11/20/25	10,470	11,176
3.7% 9/21/42	2,825	3,040
4% 11/20/45	5,240	6,004
Perrigo Co. PLC:
2.3% 11/8/18	4,609	4,632
4% 11/15/23	5,000	5,147
Perrigo Finance PLC:
4.375% 3/15/26	3,100	3,236
4.9% 12/15/44	3,089	3,182
Pfizer, Inc.:
4.4% 5/15/44	4,190	4,889
6.2% 3/15/19	4,000	4,474
7.2% 3/15/39	5,400	8,286
Sanofi SA 1.25% 4/10/18	7,550	7,566
Teva Pharmaceutical Finance Netherlands III BV:
2.2% 7/21/21	14,100	14,105
2.8% 7/21/23	11,370	11,416
3.15% 10/1/26	4,700	4,732
4.1% 10/1/46	8,449	8,631
Watson Pharmaceuticals, Inc.:
1.875% 10/1/17	3,125	3,139
3.25% 10/1/22	3,000	3,113
Zoetis, Inc.:
1.875% 2/1/18	1,000	1,002
3.25% 2/1/23	5,000	5,144
4.7% 2/1/43	1,300	1,387
		289,101

TOTAL HEALTH CARE		683,296

INDUSTRIALS - 1.8%
Aerospace & Defense - 0.4%
Honeywell International, Inc. 5.375% 3/1/41	1,400	1,882
Lockheed Martin Corp.:
2.125% 9/15/16	3,000	3,001
3.55% 1/15/26	7,600	8,252
4.7% 5/15/46	5,700	6,825
4.85% 9/15/41	2,700	3,220
Northrop Grumman Corp.:
1.75% 6/1/18	6,900	6,958
3.85% 4/15/45	1,875	1,999
4.75% 6/1/43	4,000	4,863
Precision Castparts Corp. 3.25% 6/15/25	5,700	6,135
Raytheon Co.:
3.125% 10/15/20	2,000	2,128
3.15% 12/15/24	8,900	9,578
4.875% 10/15/40	1,000	1,248
The Boeing Co.:
2.5% 3/1/25	4,600	4,736
6% 3/15/19	1,000	1,116
6.875% 3/15/39	3,300	5,005
United Technologies Corp.:
3.1% 6/1/22	2,875	3,082
4.5% 4/15/20	4,000	4,447
4.5% 6/1/42	7,380	8,748
5.7% 4/15/40	2,000	2,714
6.125% 2/1/19	4,000	4,460
		90,397
Air Freight & Logistics - 0.1%
FedEx Corp.:
2.3% 2/1/20	11,350	11,625
3.2% 2/1/25	3,820	4,007
3.9% 2/1/35	5,900	6,160
4.55% 4/1/46	1,500	1,666
United Parcel Service, Inc. 6.2% 1/15/38	2,500	3,657
		27,115
Airlines - 0.1%
American Airlines pass-thru trust equipment trust certificate 4.95% 7/15/24	2,997	3,278
American Airlines, Inc. equipment trust certificate 3.2% 12/15/29	7,800	8,132
Continental Airlines, Inc.:
4% 4/29/26	4,099	4,396
6.648% 3/15/19	412	420
6.9% 7/2/19	130	133
United Airlines 2015-1 Class AA Pass Through Trust 3.45% 12/1/27	706	749
United Airlines Pass-through Trust equipment trust certificate 3.1% 1/7/30	9,450	9,781
		26,889
Commercial Services & Supplies - 0.1%
Republic Services, Inc.:
2.9% 7/1/26	4,220	4,299
3.2% 3/15/25	11,275	11,782
5.5% 9/15/19	4,000	4,443
Waste Management, Inc. 2.9% 9/15/22	6,675	6,977
		27,501
Electrical Equipment - 0.1%
Eaton Corp.:
1.5% 11/2/17	4,775	4,792
2.75% 11/2/22	5,725	5,908
4% 11/2/32	1,900	2,051
4.15% 11/2/42	1,900	2,085
Fortive Corp. 2.35% 6/15/21 (a)	6,600	6,690
General Electric Capital Corp. 6.15% 8/7/37	544	762
		22,288
Industrial Conglomerates - 0.2%
3M Co. 2% 6/26/22	4,000	4,073
Covidien International Finance SA:
3.2% 6/15/22	2,150	2,274
6% 10/15/17	2,902	3,057
Danaher Corp. 4.375% 9/15/45	2,370	2,873
General Electric Co.:
3.375% 3/11/24	5,500	6,018
4.5% 3/11/44	11,000	13,047
5.25% 12/6/17	18,540	19,504
Roper Technologies, Inc. 2.05% 10/1/18	5,675	5,740
		56,586
Machinery - 0.3%
Caterpillar, Inc.:
2.6% 6/26/22	6,000	6,247
3.803% 8/15/42	2,500	2,624
5.3% 9/15/35	7,000	8,650
Deere & Co. 5.375% 10/16/29	1,000	1,283
Ingersoll-Rand Luxembourg Finance SA:
2.625% 5/1/20	5,093	5,201
4.65% 11/1/44	6,000	6,694
John Deere Capital Corp.:
1.2% 10/10/17	1,550	1,553
1.3% 3/12/18	3,675	3,686
1.95% 12/13/18	4,825	4,908
1.95% 3/4/19	9,600	9,758
2.05% 3/10/20	7,675	7,794
2.25% 4/17/19	10,250	10,524
2.65% 6/10/26	5,000	5,139
2.8% 1/27/23	5,000	5,211
2.8% 3/6/23	3,250	3,403
		82,675
Road & Rail - 0.4%
Burlington Northern Santa Fe Corp. 4.7% 10/1/19	5,000	5,508
Burlington Northern Santa Fe LLC:
3% 3/15/23	2,800	2,960
3.05% 3/15/22	10,000	10,589
3.9% 8/1/46	4,640	5,036
4.15% 4/1/45	1,700	1,903
4.375% 9/1/42	4,500	5,163
4.55% 9/1/44	3,000	3,546
4.9% 4/1/44	4,000	4,937
Canadian National Railway Co. 2.85% 12/15/21	5,000	5,258
CSX Corp.:
3.4% 8/1/24	4,625	4,951
3.95% 5/1/50	3,575	3,689
4.1% 3/15/44	6,775	7,370
7.375% 2/1/19	10,000	11,369
Norfolk Southern Corp.:
3% 4/1/22	7,500	7,844
3.25% 12/1/21	5,000	5,284
3.95% 10/1/42	1,900	2,011
4.65% 1/15/46	3,260	3,824
Union Pacific Corp.:
2.75% 3/1/26	6,660	6,898
3.35% 8/15/46	4,720	4,726
4.75% 9/15/41	2,800	3,373
		106,239
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
3.375% 6/1/21	12,024	12,445
3.75% 2/1/22	3,820	3,990
		16,435

TOTAL INDUSTRIALS		456,125

INFORMATION TECHNOLOGY - 1.8%
Communications Equipment - 0.1%
Cisco Systems, Inc.:
3.5% 6/15/25	4,270	4,754
4.45% 1/15/20	2,000	2,198
4.95% 2/15/19	3,479	3,788
5.9% 2/15/39	12,416	17,097
		27,837
Electronic Equipment & Components - 0.2%
Corning, Inc. 4.75% 3/15/42	5,000	5,339
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
4.42% 6/15/21 (a)	14,660	15,337
6.02% 6/15/26 (a)	14,140	15,158
Tyco Electronics Group SA:
2.35% 8/1/19	5,000	5,067
2.375% 12/17/18	3,000	3,054
3.45% 8/1/24	3,650	3,815
6.55% 10/1/17	2,338	2,466
7.125% 10/1/37	2,475	3,538
		53,774
Internet Software & Services - 0.1%
Alphabet, Inc. 3.625% 5/19/21	3,780	4,141
Apple, Inc. 2.25% 2/23/21	15,000	15,393
		19,534
IT Services - 0.3%
Apple, Inc. 4.5% 2/23/36	4,260	4,922
IBM Corp.:
1.25% 2/6/17	11,250	11,276
3.625% 2/12/24	10,000	10,953
4.7% 2/19/46	4,950	5,874
7.625% 10/15/18	13,000	14,699
Visa, Inc.:
2.2% 12/14/20	5,700	5,865
3.15% 12/14/25	9,010	9,622
4.3% 12/14/45	6,640	7,860
Xerox Corp.:
2.75% 3/15/19	5,000	4,996
4.5% 5/15/21	4,000	4,178
5.625% 12/15/19	1,000	1,082
		81,327
Semiconductors & Semiconductor Equipment - 0.1%
Intel Corp.:
3.3% 10/1/21	15,000	16,186
4.1% 5/19/46	2,500	2,729
4.9% 7/29/45	3,000	3,645
Texas Instruments, Inc. 1.75% 5/1/20	3,800	3,839
		26,399
Software - 0.7%
Microsoft Corp.:
1.55% 8/8/21	8,660	8,643
2.7% 2/12/25	17,175	17,764
3.45% 8/8/36	6,100	6,281
3.625% 12/15/23	26,150	28,847
3.7% 8/8/46	11,000	11,428
4.2% 6/1/19	2,000	2,161
4.45% 11/3/45	12,570	14,619
5.3% 2/8/41	1,500	1,923
Oracle Corp.:
1.9% 9/15/21	8,400	8,417
2.25% 10/8/19	4,725	4,872
2.5% 5/15/22	9,600	9,843
2.65% 7/15/26	9,000	9,092
2.95% 5/15/25	5,000	5,180
3.4% 7/8/24	4,725	5,067
3.85% 7/15/36	4,000	4,218
4.125% 5/15/45	3,000	3,203
4.3% 7/8/34	3,875	4,298
5.375% 7/15/40	12,500	15,668
5.75% 4/15/18	7,400	7,947
		169,471
Technology Hardware, Storage & Peripherals - 0.3%
Apple, Inc.:
2.1% 5/6/19	6,475	6,625
2.45% 8/4/26	10,050	10,078
2.7% 5/13/22	6,650	6,944
3.2% 5/13/25	10,490	11,209
3.85% 5/4/43	13,000	13,493
4.65% 2/23/46	5,650	6,601
Hewlett Packard Enterprise Co.:
3.6% 10/15/20 (a)	7,130	7,450
4.9% 10/15/25 (a)	9,750	10,397
6.2% 10/15/35 (a)	3,890	4,082
6.35% 10/15/45 (a)	1,880	1,940
HP, Inc.:
4.3% 6/1/21	2,780	2,999
6% 9/15/41	1,500	1,547
		83,365

TOTAL INFORMATION TECHNOLOGY		461,707

MATERIALS - 1.0%
Chemicals - 0.5%
Air Products & Chemicals, Inc. 4.375% 8/21/19	1,000	1,087
Albemarle Corp. U.S. 3% 12/1/19	2,850	2,912
E.I. du Pont de Nemours & Co.:
3.625% 1/15/21	5,000	5,371
4.15% 2/15/43	4,000	4,221
4.625% 1/15/20	3,000	3,291
Ecolab, Inc.:
1.45% 12/8/17	6,650	6,668
2.25% 1/12/20	3,775	3,852
5.5% 12/8/41	3,000	3,772
Lubrizol Corp. 8.875% 2/1/19	919	1,080
LYB International Finance BV:
4% 7/15/23	5,625	6,124
4.875% 3/15/44	5,850	6,372
LyondellBasell Industries NV:
4.625% 2/26/55	3,740	3,752
5% 4/15/19	3,000	3,228
Monsanto Co.:
2.125% 7/15/19	7,458	7,582
2.75% 7/15/21	6,357	6,512
2.85% 4/15/25	3,825	3,840
3.95% 4/15/45	1,390	1,348
Potash Corp. of Saskatchewan, Inc.:
3.25% 12/1/17	3,800	3,888
4.875% 3/30/20	1,500	1,638
5.625% 12/1/40	1,800	2,194
Praxair, Inc.:
2.2% 8/15/22	2,000	2,030
2.45% 2/15/22	4,650	4,769
3.2% 1/30/26	6,340	6,830
3.55% 11/7/42	2,000	2,123
The Dow Chemical Co.:
3% 11/15/22	4,900	5,072
4.125% 11/15/21	7,700	8,419
4.375% 11/15/42	4,875	5,042
8.55% 5/15/19	2,358	2,782
9.4% 5/15/39	3,000	4,923
The Mosaic Co. 5.625% 11/15/43	3,750	4,113
		124,835
Containers & Packaging - 0.1%
Bemis Co., Inc. 6.8% 8/1/19	3,000	3,385
International Paper Co.:
3.65% 6/15/24	4,725	4,986
3.8% 1/15/26	2,880	3,041
4.4% 8/15/47	3,800	3,861
4.75% 2/15/22	11,500	12,753
5.15% 5/15/46	1,810	2,035
		30,061
Metals & Mining - 0.4%
Barrick Gold Corp. 5.25% 4/1/42	4,500	4,930
BHP Billiton Financial (U.S.A.) Ltd.:
2.05% 9/30/18	8,075	8,189
2.875% 2/24/22	9,300	9,745
5% 9/30/43	3,000	3,582
6.5% 4/1/19	2,500	2,809
Newmont Mining Corp. 5.125% 10/1/19	1,000	1,089
Nucor Corp.:
4% 8/1/23	3,000	3,239
5.2% 8/1/43	4,000	4,620
Rio Tinto Finance (U.S.A.) Ltd.:
3.75% 9/20/21	3,200	3,452
3.75% 6/15/25	21,300	22,557
7.125% 7/15/28	2,000	2,619
Rio Tinto Finance (U.S.A.) PLC 2.875% 8/21/22	6,000	6,168
Southern Copper Corp.:
3.875% 4/23/25	3,670	3,673
5.25% 11/8/42	5,775	5,498
Vale Overseas Ltd.:
4.375% 1/11/22	11,400	11,098
5.625% 9/15/19	6,210	6,513
6.25% 1/23/17	9,395	9,559
		109,340

TOTAL MATERIALS		264,236

TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 1.0%
AT&T, Inc.:
2.45% 6/30/20	5,360	5,468
2.8% 2/17/21	9,000	9,275
3.4% 5/15/25	9,270	9,544
4.125% 2/17/26	21,770	23,639
4.35% 6/15/45	24,760	24,958
4.75% 5/15/46	4,000	4,277
5.55% 8/15/41	7,300	8,621
5.8% 2/15/19	4,000	4,404
5.875% 10/1/19	2,905	3,265
6.3% 1/15/38	838	1,060
6.35% 3/15/40	1,000	1,267
6.375% 3/1/41	6,850	8,711
British Telecommunications PLC 9.375% 12/15/30 (b)	4,515	7,368
Deutsche Telekom International Financial BV 6.75% 8/20/18	3,595	3,971
Orange SA 5.375% 7/8/19	4,000	4,422
Telefonica Emisiones S.A.U.:
5.462% 2/16/21	2,700	3,082
5.877% 7/15/19	2,000	2,224
7.045% 6/20/36	2,600	3,487
Verizon Communications, Inc.:
2.625% 8/15/26	11,920	11,794
3.5% 11/1/24	3,000	3,217
4.272% 1/15/36	24,278	25,490
4.4% 11/1/34	3,775	4,014
4.5% 9/15/20	23,600	26,044
4.75% 11/1/41	1,000	1,071
5.012% 8/21/54	12,557	13,768
6.25% 4/1/37	3,121	4,006
6.55% 9/15/43	12,516	16,941
6.9% 4/15/38	6,025	8,148
Verizon Global Funding Corp. 5.85% 9/15/35	3,190	3,985
		247,521
Wireless Telecommunication Services - 0.2%
America Movil S.A.B. de CV:
3.125% 7/16/22	5,275	5,459
6.125% 11/15/37	8,365	10,420
AT&T, Inc. 4.55% 3/9/49	183	183
Rogers Communications, Inc.:
3.625% 12/15/25	2,000	2,174
4.1% 10/1/23	4,825	5,366
5.45% 10/1/43	5,775	7,127
Vodafone Group PLC:
1.25% 9/26/17	4,000	3,999
1.5% 2/19/18	7,700	7,699
2.5% 9/26/22	3,000	3,035
2.95% 2/19/23	6,900	7,146
5.45% 6/10/19	6,000	6,603
		59,211

TOTAL TELECOMMUNICATION SERVICES		306,732

UTILITIES - 2.0%
Electric Utilities - 1.4%
Alabama Power Co.:
3.75% 3/1/45	1,000	1,059
4.15% 8/15/44	4,650	5,196
5.2% 6/1/41	3,850	4,913
AmerenUE:
3.9% 9/15/42	3,700	4,041
6.4% 6/15/17	2,959	3,079
American Electric Power Co., Inc.:
1.65% 12/15/17	4,000	4,008
2.95% 12/15/22	4,000	4,170
Appalachian Power Co. 4.45% 6/1/45	6,000	6,637
Baltimore Gas & Electric Co. 3.35% 7/1/23	2,850	3,035
Carolina Power & Light Co. 2.8% 5/15/22	4,350	4,551
CenterPoint Energy Houston Electric LLC 3.55% 8/1/42	1,900	1,954
Cleco Corporate Holdings LLC 3.743% 5/1/26 (a)	5,660	5,944
Cleveland Electric Illuminating Co. 8.875% 11/15/18	2,000	2,300
Commonwealth Edison Co.:
3.1% 11/1/24	10,000	10,558
3.4% 9/1/21	1,000	1,075
3.65% 6/15/46	2,860	3,020
3.7% 3/1/45	3,100	3,271
5.8% 3/15/18	9,945	10,636
Detroit Edison Co. 2.65% 6/15/22	8,000	8,277
Duke Energy Carolinas LLC:
3.75% 6/1/45	2,000	2,122
4% 9/30/42	3,750	4,112
5.25% 1/15/18	4,355	4,586
Duke Energy Corp.:
2.1% 6/15/18	4,650	4,706
2.65% 9/1/26	6,650	6,618
3.75% 4/15/24	6,000	6,514
3.75% 9/1/46	4,750	4,764
3.95% 10/15/23	2,443	2,690
4.8% 12/15/45	2,790	3,287
Duke Energy Progress, Inc.:
4.15% 12/1/44	1,800	2,034
4.375% 3/30/44	2,000	2,317
Edison International:
2.95% 3/15/23	8,190	8,425
3.75% 9/15/17	3,000	3,079
Entergy Corp.:
2.95% 9/1/26	4,700	4,739
4% 7/15/22	6,640	7,139
Eversource Energy 3.35% 3/15/26	6,610	6,993
Exelon Corp.:
3.95% 6/15/25	7,830	8,553
5.1% 6/15/45	1,100	1,308
Florida Power & Light Co.:
3.125% 12/1/25	2,500	2,670
3.25% 6/1/24	4,725	5,062
4.05% 10/1/44	5,419	6,231
Hydro-Quebec 1.375% 6/19/17	1,000	1,004
Indiana Michigan Power Co. 3.2% 3/15/23	2,775	2,893
Nevada Power Co. 6.5% 8/1/18	1,555	1,703
Northern States Power Co.:
3.4% 8/15/42	2,000	2,053
4.125% 5/15/44	4,500	5,127
5.25% 3/1/18	10,500	11,132
Pacific Gas & Electric Co.:
2.45% 8/15/22	4,000	4,097
3.75% 8/15/42	5,900	6,166
5.4% 1/15/40	4,000	5,158
PacifiCorp:
3.6% 4/1/24	4,000	4,371
6% 1/15/39	6,193	8,529
Pennsylvania Electric Co. 6.05% 9/1/17	757	787
PG&E Corp. 2.4% 3/1/19	2,406	2,453
Potomac Electric Power Co. 6.5% 11/15/37	3,806	5,460
PPL Capital Funding, Inc.:
3.1% 5/15/26	8,000	8,144
3.4% 6/1/23	2,675	2,822
4.2% 6/15/22	2,000	2,182
4.7% 6/1/43	1,800	2,049
PPL Electric Utilities Corp. 4.15% 10/1/45	3,500	3,998
Progress Energy, Inc.:
4.875% 12/1/19	1,700	1,858
6% 12/1/39	5,200	6,782
Public Service Co. of Colorado 2.9% 5/15/25	11,000	11,569
Public Service Electric & Gas Co.:
3.65% 9/1/42	2,825	3,031
4% 6/1/44	5,000	5,641
Puget Sound Energy, Inc. 4.3% 5/20/45	6,410	7,499
Southern Co.:
2.35% 7/1/21	6,600	6,683
3.25% 7/1/26	11,000	11,465
4.4% 7/1/46	7,320	8,059
Tampa Electric Co. 6.15% 5/15/37	6,260	8,498
Virginia Electric & Power Co.:
3.1% 5/15/25	4,000	4,219
3.45% 2/15/24	2,750	2,992
4.2% 5/15/45	2,400	2,716
4.45% 2/15/44	2,750	3,218
5% 6/30/19	5,000	5,427
6% 5/15/37	2,000	2,705
Wisconsin Electric Power Co. 4.25% 6/1/44	4,700	5,432
Wisconsin Power & Light Co. 5% 7/15/19	1,000	1,089
		364,684
Gas Utilities - 0.0%
Southern Natural Gas Co. 5.9% 4/1/17 (a)(b)	438	449
Independent Power and Renewable Electricity Producers - 0.0%
Emera U.S. Finance LP 2.7% 6/15/21 (a)	5,400	5,520
Multi-Utilities - 0.6%
Ameren Illinois Co. 6.125% 11/15/17	3,364	3,545
Berkshire Hathaway Energy Co.:
4.5% 2/1/45	4,500	5,151
5.15% 11/15/43	1,650	2,029
5.75% 4/1/18	3,750	4,008
6.5% 9/15/37	7,605	10,567
CenterPoint Energy, Inc. 5.95% 2/1/17	1,181	1,202
CMS Energy Corp. 4.875% 3/1/44	5,000	5,960
Consolidated Edison Co. of New York, Inc.:
4.45% 6/15/20	2,000	2,199
4.45% 3/15/44	8,000	9,351
5.5% 12/1/39	2,500	3,238
Consolidated Edison, Inc. 2% 5/15/21	5,520	5,577
Consumers Energy Co. 2.85% 5/15/22	6,650	6,955
Delmarva Power & Light 4% 6/1/42	4,000	4,387
Dominion Resources, Inc.:
2.5% 12/1/19	6,700	6,838
2.9311% 9/30/66 (b)	1,000	790
3.4561% 6/30/66 (b)	1,000	880
3.9% 10/1/25	12,900	13,997
4.9% 8/1/41	2,000	2,295
Duke Energy Corp.(CAROLINAS LLC 3.875% 3/15/46	3,900	4,237
NiSource Finance Corp.:
4.8% 2/15/44	5,500	6,343
5.45% 9/15/20	5,111	5,751
6.25% 12/15/40	2,453	3,230
6.4% 3/15/18	1,532	1,639
Puget Energy, Inc. 3.65% 5/15/25	8,070	8,402
San Diego Gas & Electric Co. 4.5% 8/15/40	1,000	1,193
Sempra Energy:
2.4% 3/15/20	12,406	12,640
2.875% 10/1/22	3,000	3,100
4.05% 12/1/23	5,000	5,512
6% 10/15/39	1,000	1,300
Wisconsin Energy Corp. 6.25% 5/15/67 (b)	4,228	3,615
		145,931

TOTAL UTILITIES		516,584

TOTAL NONCONVERTIBLE BONDS
(Cost $6,272,284)		6,708,494

U.S. Government and Government Agency Obligations - 41.3%
U.S. Government Agency Obligations - 2.2%
Fannie Mae:
1.125% 7/20/18	$102,559	$103,002
1.5% 11/30/20	18,106	18,303
1.875% 9/18/18	15,050	15,332
2.125% 4/24/26	4,000	4,094
2.625% 9/6/24	4,000	4,278
Federal Home Loan Bank:
0.625% 12/28/16	28,350	28,371
0.875% 5/24/17	15,825	15,855
1% 6/21/17	35,300	35,398
1.125% 9/14/18	54,675	54,853
1.125% 7/14/21	13,270	13,133
1.375% 2/18/21	20,300	20,403
5% 11/17/17	33,300	34,978
5.5% 7/15/36	1,500	2,211
Freddie Mac:
0.875% 10/14/16	24,375	24,389
1% 6/29/17	2,660	2,668
1% 12/15/17	59,006	59,140
1.375% 5/1/20	14,000	14,123
2.375% 1/13/22	13,000	13,664
3.75% 3/27/19	2,300	2,460
6.25% 7/15/32	7,700	11,756
6.75% 3/15/31	26,000	40,447
Tennessee Valley Authority:
5.25% 9/15/39	20,000	28,193
5.375% 4/1/56	5,395	7,772

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		554,823

U.S. Treasury Obligations - 39.1%
U.S. Treasury Bonds:
2.5% 2/15/45	106,220	112,182
2.5% 2/15/46	112,650	118,995
2.5% 5/15/46	8,540	9,037
2.875% 8/15/45	78,240	88,967
3% 11/15/44	8,970	10,440
3% 5/15/45	43,090	50,154
3% 11/15/45	86,290	100,531
3.125% 8/15/44	32,960	39,257
3.375% 5/15/44	72,390	90,148
3.5% 2/15/39	8,315	10,482
3.625% 8/15/43	26,640	34,603
3.625% 2/15/44	67,570	87,786
3.75% 11/15/43	44,780	59,465
3.875% 8/15/40	30,080	39,988
4.25% 5/15/39	26,000	36,271
4.25% 11/15/40	811	1,137
4.375% 2/15/38	8,200	11,635
4.375% 11/15/39	100	142
4.375% 5/15/40	8,000	11,380
4.375% 5/15/41	57,765	82,667
4.5% 2/15/36	113,580	162,295
4.5% 5/15/38	15,000	21,661
4.5% 8/15/39	39,000	56,273
4.625% 2/15/40	21,500	31,583
4.75% 2/15/37	18,800	27,742
4.75% 2/15/41	54,830	82,376
5% 5/15/37	11,000	16,766
5.375% 2/15/31	53,470	78,561
6.25% 5/15/30	86,360	134,253
8.75% 5/15/17	8,000	8,450
8.875% 8/15/17	5,000	5,389
8.875% 2/15/19	6,960	8,321
9% 11/15/18	4,000	4,717
9.125% 5/15/18	3,000	3,425
U.S. Treasury Notes:
0.625% 5/31/17	13,070	13,070
0.75% 1/31/18	22,920	22,913
0.75% 2/28/18	1,420	1,419
0.75% 4/15/18	126,660	126,566
0.75% 4/30/18	159,210	159,086
0.75% 7/31/18 (c)	71,690	71,603
0.75% 2/15/19	160,810	160,307
0.75% 7/15/19	218,640	217,572
0.75% 8/15/19	196,200	195,196
0.875% 12/31/16	3	3
0.875% 2/28/17	4	4
0.875% 4/15/17	4,770	4,780
0.875% 5/15/17	49,260	49,358
0.875% 7/15/17	48,820	48,908
0.875% 8/15/17	82,420	82,565
0.875% 10/15/17	206,880	207,219
0.875% 11/15/17	33,950	34,007
0.875% 11/30/17	62,560	62,668
0.875% 1/15/18	8,670	8,684
0.875% 3/31/18	56,000	56,072
0.875% 5/31/18	25,440	25,469
0.875% 7/15/18	103,640	103,745
0.875% 10/15/18	89,640	89,696
0.875% 4/15/19	111,790	111,733
0.875% 5/15/19	258,680	258,518
0.875% 6/15/19	158,550	158,352
1% 9/15/17	54,240	54,401
1% 12/15/17	112,860	113,213
1% 12/31/17	128,720	129,117
1% 2/15/18	96,230	96,542
1% 3/15/18	56,600	56,790
1% 9/15/18	32,730	32,839
1% 3/15/19	44,780	44,913
1.125% 1/15/19	52,100	52,401
1.125% 4/30/20	177,430	177,874
1.125% 2/28/21	39,910	39,830
1.125% 6/30/21	80,280	79,991
1.125% 7/31/21 (c)	117,000	116,529
1.125% 8/31/21	107,800	107,421
1.25% 10/31/18	45,190	45,570
1.25% 11/15/18	30,680	30,936
1.25% 11/30/18	47,480	47,894
1.25% 12/15/18	33,630	33,922
1.25% 1/31/19	14,670	14,800
1.25% 1/31/20	825	831
1.25% 3/31/21	112,290	112,597
1.25% 7/31/23	107,300	105,925
1.375% 6/30/18	31,800	32,119
1.375% 7/31/18	1,175	1,187
1.375% 9/30/18	95,690	96,740
1.375% 2/28/19	98,500	99,701
1.375% 1/31/20	20,920	21,164
1.375% 2/29/20	49,140	49,706
1.375% 3/31/20	6,630	6,705
1.375% 4/30/20	55,840	56,470
1.375% 8/31/20	78,960	79,731
1.375% 9/30/20	25,600	25,842
1.375% 10/31/20	5,720	5,773
1.375% 1/31/21	20,530	20,702
1.375% 4/30/21	85,980	86,665
1.375% 5/31/21	64,380	64,916
1.375% 6/30/23	65,070	64,795
1.375% 8/31/23	6,240	6,208
1.5% 8/31/18	238,925	242,042
1.5% 12/31/18	4,060	4,119
1.5% 1/31/19	37,180	37,732
1.5% 2/28/19	32,250	32,743
1.5% 3/31/19	12,800	13,000
1.5% 10/31/19	36,700	37,292
1.5% 11/30/19	51,090	51,912
1.5% 5/31/20	39,630	40,234
1.5% 1/31/22	4,370	4,417
1.5% 2/28/23	15,050	15,131
1.5% 3/31/23	90,980	91,421
1.5% 8/15/26	29,320	29,105
1.625% 4/30/19	4,980	5,075
1.625% 7/31/19	43,010	43,865
1.625% 8/31/19	100,350	102,357
1.625% 12/31/19	8,990	9,170
1.625% 6/30/20	50,460	51,455
1.625% 7/31/20	47,580	48,520
1.625% 11/30/20	94,780	96,624
1.625% 4/30/23	47,390	47,977
1.625% 5/31/23	52,030	52,670
1.625% 2/15/26	56,480	56,657
1.625% 5/15/26	17,860	17,912
1.75% 10/31/18	10	10
1.75% 9/30/19	11,230	11,498
1.75% 10/31/20	9,960	10,200
1.75% 12/31/20	71,130	72,872
1.75% 3/31/22	117,000	119,715
1.75% 4/30/22	15,910	16,277
1.75% 9/30/22	28,790	29,425
1.75% 1/31/23	25,640	26,175
1.875% 9/30/17	11,325	11,467
1.875% 10/31/17	40,860	41,401
1.875% 6/30/20	24,290	25,005
1.875% 11/30/21	81,260	83,771
1.875% 5/31/22	19,875	20,474
1.875% 8/31/22	69,670	71,730
1.875% 10/31/22	27,400	28,206
2% 11/30/20	31,910	33,011
2% 2/28/21	26,380	27,319
2% 5/31/21	40,290	41,760
2% 8/31/21	108,300	112,289
2% 10/31/21	29,700	30,800
2% 7/31/22	48,060	49,834
2% 11/30/22	42,170	43,709
2% 2/15/25	3,635	3,767
2% 8/15/25	36,140	37,432
2.125% 8/31/20	49,753	51,687
2.125% 1/31/21	3,060	3,184
2.125% 6/30/21	7,260	7,570
2.125% 8/15/21	90,750	94,610
2.125% 9/30/21	43,640	45,520
2.125% 12/31/21	15,950	16,645
2.125% 6/30/22	40,770	42,557
2.125% 12/31/22	63,040	65,791
2.125% 5/15/25	58,355	61,061
2.25% 11/30/17	11,000	11,203
2.25% 4/30/21	42,310	44,320
2.25% 7/31/21	31,690	33,234
2.25% 11/15/24	85,930	90,700
2.25% 11/15/25	106,250	112,335
2.375% 8/15/24	78,790	83,859
2.5% 8/15/23	97,170	103,983
2.5% 5/15/24	95,500	102,506
2.625% 4/30/18	10,200	10,508
2.625% 8/15/20	141,000	149,151
2.625% 11/15/20	94,180	99,823
2.75% 12/31/17	3,000	3,078
2.75% 11/15/23	102,790	111,929
2.75% 2/15/24	135,610	147,879
3.125% 5/15/21	50,876	55,314
3.375% 11/15/19	27,740	29,825
3.5% 2/15/18	4,000	4,157
3.5% 5/15/20	81,800	88,964
3.625% 2/15/20	59,600	64,827
3.625% 2/15/21	39,800	43,999
3.875% 5/15/18	8,000	8,423
4% 8/15/18	22,000	23,381
4.25% 11/15/17	16,000	16,669
4.5% 5/15/17	13,000	13,355
4.625% 2/15/17	14,000	14,259

TOTAL U.S. TREASURY OBLIGATIONS		10,055,235

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $10,137,545)		10,610,058

U.S. Government Agency - Mortgage Securities - 28.0%
Fannie Mae - 14.0%
2.28% 11/1/34 (b)	10,443	10,885
2.5% 3/1/22 to 7/1/46	235,031	242,711
2.5% 9/1/31 (d)	16,000	16,528
2.5% 9/1/31 (d)	41,000	42,352
2.5% 9/1/31 (d)	4,000	4,132
2.5% 9/1/31 (d)	4,000	4,132
2.5% 9/1/46 (d)	2,000	2,017
2.77% 4/1/41 (b)	4,014	4,218
2.802% 11/1/34 (b)	714	752
3% 12/1/20 to 5/1/46	691,829	721,494
3% 9/1/31 (d)	5,000	5,235
3% 9/1/31 (d)	45,000	47,111
3% 9/1/31 (d)	3,000	3,141
3% 9/1/31 (d)	4,000	4,188
3% 9/1/46 (d)	44,000	45,626
3% 9/1/46 (d)	29,000	30,072
3% 9/1/46 (d)	10,000	10,370
3% 9/1/46 (d)	9,000	9,333
3% 10/1/46 (d)	38,000	39,327
3% 10/1/46 (d)	54,000	55,886
3% 10/1/46 (d)	56,000	57,956
3.5% 4/1/24 to 7/1/46	855,636	904,515
3.5% 9/1/31 (d)	1,000	1,056
3.5% 9/1/31 (d)	15,000	15,842
3.5% 9/1/31 (d)	2,000	2,112
3.5% 9/1/31 (d)	1,000	1,056
3.5% 9/1/46 (d)	13,000	13,696
3.5% 9/1/46 (d)	21,000	22,124
3.5% 9/1/46 (d)	14,000	14,749
4% 7/1/18 to 7/1/46	540,569	580,735
4% 9/1/46 (d)	8,000	8,568
4% 9/1/46 (d)	7,000	7,497
4% 9/1/46 (d)	5,000	5,355
4% 9/1/46 (d)	10,000	10,710
4.5% 1/1/19 to 1/1/46	239,351	262,119
4.5% 9/1/46 (d)	4,000	4,368
4.5% 9/1/46 (d)	6,000	6,553
4.5% 9/1/46 (d)	3,000	3,276
4.5% 9/1/46 (d)	4,000	4,368
5% 12/1/20 to 2/1/45	142,286	157,650
5.5% 8/1/17 to 2/1/42	103,622	117,228
5.5% 11/1/38	2,999	3,411
6% 2/1/23 to 7/1/41	54,819	62,789
6.5% 3/1/22 to 6/1/40	20,399	23,706

TOTAL FANNIE MAE		3,590,949

Freddie Mac - 6.4%
2.394% 3/1/36 (b)	4,859	5,043
2.5% 3/1/28 to 8/1/31	105,322	108,983
2.5% 9/1/31 (d)	47,000	48,579
2.573% 12/1/35 (b)	4,098	4,334
2.852% 3/1/35 (b)	1,975	2,089
3% 3/1/27 to 7/1/45	288,043	300,379
3% 9/1/46 (d)	39,900	41,377
3% 9/1/46 (d)	92,000	95,405
3.029% 9/1/37 (b)	1,381	1,468
3.5% 9/1/25 to 5/1/46	411,107	433,811
3.5% 9/1/46 (d)	87,000	91,588
4% 3/1/26 to 8/1/46	280,368	300,972
4.5% 6/1/25 to 12/1/44	109,712	120,510
5% 4/1/23 to 9/1/40	54,542	60,870
5.5% 5/1/23 to 6/1/41	33,824	38,289
6% 4/1/32 to 8/1/37	1,534	1,761
6.5% 8/1/36 to 12/1/37	464	537

TOTAL FREDDIE MAC		1,655,995

Ginnie Mae - 7.6%
2.5% 10/20/42 to 5/20/46	8,177	8,352
2.5% 9/1/46 (d)	2,000	2,038
3% 4/15/42 to 12/20/45	275,380	289,000
3% 9/1/46 (d)	4,000	4,188
3% 9/1/46 (d)	29,000	30,364
3% 9/1/46 (d)	29,500	30,887
3% 9/1/46 (d)	39,900	41,777
3% 9/1/46 (d)	14,800	15,496
3% 9/1/46 (d)	21,800	22,825
3% 9/1/46 (d)	25,000	26,176
3% 9/1/46 (d)	4,000	4,188
3.5% 10/15/40 to 2/20/46	431,182	458,871
3.5% 9/1/46 (d)	7,000	7,427
3.5% 9/1/46 (d)	21,000	22,281
3.5% 9/1/46 (d)	250,600	265,891
4% 1/15/25 to 1/20/46	322,703	346,649
4% 9/1/46 (d)	4,000	4,274
4% 9/1/46 (d)	4,000	4,274
4% 9/1/46	11,000	11,755
4% 9/1/46 (d)	4,000	4,274
4.5% 3/20/33 to 6/20/46	171,816	188,087
4.5% 9/1/46 (d)	2,000	2,155
4.5% 9/1/46 (d)	1,000	1,077
4.5% 9/1/46 (d)	2,000	2,155
5% 7/15/38 to 6/20/46	85,939	96,519
5% 9/1/46 (d)	2,000	2,167
5.5% 10/20/32 to 5/20/46	32,725	37,453
5.5% 9/1/46 (d)	1,000	1,100
6% 5/20/34 to 12/15/40	13,944	16,042
6.5% 8/20/36 to 1/15/39	2,727	3,164

TOTAL GINNIE MAE		1,950,906

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $7,049,106)		7,197,850

Asset-Backed Securities - 0.5%
BMW Vehicle Lease Trust Series 2015-1 Class A3, 1.24% 12/20/17	$9,500	$9,508
Capital One Multi-Asset Execution Trust Series 2015-A1 Class A, 1.39% 1/15/21	9,500	9,535
Chase Issuance Trust:
Series 2012-A4 Class A4, 1.58% 8/16/21	6,875	6,915
Series 2012-A7 Class A7, 2.16% 9/16/24	3,925	3,984
Series 2015-A4 Class A, 1.84% 4/15/22	4,750	4,808
Citibank Credit Card Issuance Trust Series 2013-A9 Class A9, 3.72% 9/8/25	4,675	5,157
Discover Card Master Trust Series 2015-A2 Class A, 1.9% 10/17/22	10,800	10,970
Ford Credit Auto Owner Trust:
Series 2013-C Class A3, 0.82% 12/15/17	130	130
Series 2014-C Class A3, 1.06% 5/15/19	8,005	8,004
Ford Credit Floorplan Master Owner Trust:
Series 2013-5 Class A1, 1.5% 9/15/18	4,675	4,675
Series 2015-2 Class A1, 1.98% 1/15/22	9,500	9,580
Honda Auto Receivables Owner Trust:
Series 2014-4 Class A3, 0.99% 9/17/18	7,148	7,147
Series 2015-1 Class A3, 1.05% 10/15/18	10,000	10,003
Hyundai Auto Receivables Trust:
Series 2013-C Class A3, 1.01% 2/15/18	512	512
Series 2015-A Class A3, 1.05% 4/15/19	9,250	9,251
Mercedes-Benz Auto Lease Trust Series 2015-A Class A3, 1.1% 8/15/17	5,912	5,912
Nissan Auto Receivables Owner Trust:
Series 2013-B Class A3, 0.84% 11/15/17	300	300
Series 2014-B Class A3, 1.11% 5/15/19	8,281	8,283
Nissan Master Owner Trust Receivables Series 2016-A Class A2, 1.55% 6/15/21	9,175	9,132
Volkswagen Auto Lease Trust Series 2015-A Class A3, 1.25% 12/20/17	9,500	9,493
TOTAL ASSET-BACKED SECURITIES
(Cost $131,879)		133,299

Commercial Mortgage Securities - 2.0%
Banc of America Commercial Mortgage Trust:
sequential payer Series 2006-3 Class A4, 5.889% 7/10/44 (b)	102	102
Series 2007-3 Class A4, 5.5433% 6/10/49 (b)	1,862	1,888
Banc of America Commercial Mortgage, Inc. sequential payer Series 2001-1 Class A4, 5.451% 1/15/49	2,143	2,158
Bear Stearns Commercial Mortgage Securities Trust sequential payer Series 2007-PW16 Class A4, 5.7197% 6/11/40 (b)	12,162	12,390
Citigroup Commercial Mortgage Trust:
sequential payer:
Series 2006-C5 Class A4, 5.431% 10/15/49	1,854	1,851
Series 2014-GC25 Class A4, 3.635% 10/10/47	6,000	6,550
Series 2015-P1 Class A5, 3.717% 9/15/48	5,865	6,472
Series 2007-C6 Class A4, 5.7119% 12/10/49 (b)	9,950	10,150
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2007-CD4 Class A4, 5.322% 12/11/49	2,725	2,736
COMM Mortgage Trust Series 2015-CR22 Class A5, 3.309% 3/10/48	19,425	20,747
COMM Mortgage Trust pass-thru certificates sequential payer Series 2007-C9 Class A4, 6.0069% 12/10/49 (b)	2,545	2,611
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2007-C2 Class A3, 5.542% 1/15/49 (b)	2,248	2,260
Series 2007-C3 Class A4, 5.6994% 6/15/39 (b)	5,335	5,399
Series 2007-C5 Class A4, 5.695% 9/15/40 (b)	839	860
CSAIL Commercial Mortgage Trust sequential payer Series 2015-C3 Class A4, 3.7182% 8/15/48	12,565	13,851
Freddie Mac:
sequential payer:
Series K007 Class A2, 4.224% 3/25/20	19,000	20,631
Series K034 Class A2, 3.531% 7/25/23	9,000	9,968
Series K013 Class A2, 3.974% 1/25/21	11,575	12,678
Series K020 Class A2, 2.373% 5/25/22	10,400	10,766
Series K036 Class A2, 3.527% 10/25/23	8,975	9,954
Series K046 Class A2, 3.205% 3/25/25	33,300	36,368
Series K047 Class A2, 3.329% 5/25/25	3,860	4,253
Series K053 Class A2, 2.995% 12/25/25	7,111	7,653
Series K056 Class A2, 2.5382% 5/25/26	20,750	21,512
Series K501 Class A2, 1.655% 11/25/16	5,125	5,125
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	19,501	19,711
Greenwich Capital Commercial Funding Corp. sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	2,790	2,806
JPMBB Commercial Mortgage Securities Trust:
sequential payer Series 2014-C21 Class A5, 3.7748% 8/15/47	13,830	15,254
Series 2014-C23 Class A5, 3.9342% 9/15/47	9,550	10,643
Series 2014-C24 Class A5, 3.6385% 11/15/47	5,275	5,771
JPMBB Commercial Mortgage Secutities Trust sequential payer Series 2015-C29 Class A4, 3.6108% 5/15/48	9,000	9,820
JPMorgan Chase Commercial Mortgage Securities Corp. sequential payer Series 2012-LC9 Class A5, 2.84% 12/15/47	13,796	14,451
JPMorgan Chase Commercial Mortgage Securities Trust sequential payer:
Series 2006-CB17 Class A4, 5.429% 12/12/43	1,237	1,238
Series 2006-LDP9 Class A3, 5.336% 5/15/47	328	329
Series 2007-CB19 Class A4, 5.6986% 2/12/49 (b)	27,688	28,117
Series 2007-LD11 Class A4, 5.7416% 6/15/49 (b)	7,933	8,060
Series 2007-LDPX Class A3, 5.42% 1/15/49	8,601	8,687
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 5.9184% 7/15/44 (b)	2,846	2,927
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2007-C1 Class A4, 5.424% 2/15/40	485	488
Series 2007-C2 Class A3, 5.43% 2/15/40	302	305
Series 2007-C6 Class A4, 5.858% 7/15/40 (b)	1,190	1,210
Series 2007-C7 Class A3, 5.866% 9/15/45	5,170	5,365
Merrill Lynch Mortgage Trust:
Series 2005-LC1 Class F, 5.4984% 1/12/44 (a)(b)	286	285
Series 2007-C1 Class A4, 5.8262% 6/12/50 (b)	4,800	4,915
Series 2008-C1 Class A4, 5.69% 2/12/51	1,872	1,929
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2007-5 Class A4, 5.378% 8/12/48	5,220	5,251
Series 2007-6 Class A4, 5.485% 3/12/51 (b)	2,000	2,024
Series 2007-7 Class A4, 5.7387% 6/12/50 (b)	3,913	3,988
Series 2007-8 Class A3, 5.8755% 8/12/49 (b)	1,066	1,092
Morgan Stanley BAML Trust Series 2015-C20 Class A4, 3.249% 2/15/48	14,725	15,657
Morgan Stanley Capital I Trust:
sequential payer Series 2007-IQ13 Class A4, 5.364% 3/15/44	4,736	4,789
Series 2007-IQ14 Class A4, 5.692% 4/15/49	1,902	1,925
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (a)	157	76
Wachovia Bank Commercial Mortgage Trust sequential payer:
Series 2007-C30 Class A5, 5.342% 12/15/43	31,242	31,497
Series 2007-C31:
Class A4, 5.509% 4/15/47	12,562	12,700
Class A5, 5.5% 4/15/47	7,950	8,105
Series 2007-C32 Class A3, 5.7021% 6/15/49 (b)	8,092	8,274
Series 2007-C33:
Class A4, 5.9484% 2/15/51 (b)	21,648	22,000
Class A5, 5.9484% 2/15/51 (b)	839	863
WF-RBS Commercial Mortgage Trust Series 2014-C25 Class A5, 3.631% 11/15/47	14,450	15,792
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $472,139)		505,277

Municipal Securities - 0.8%
American Muni. Pwr., Inc. Rev. (Combined Hydroelectric Proj.) Series 2010 B, 8.084% 2/15/50	9,720	16,438
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2010 S1, 7.043% 4/1/50	2,375	3,875
California Gen. Oblig. 7.55% 4/1/39	15,000	24,442
Chicago Gen. Oblig. 6.314% 1/1/44	1,900	1,933
Illinois Gen. Oblig.:
Series 2003, 5.1% 6/1/33	$8,900	$8,677
Series 2011, 5.877% 3/1/19	9,700	10,524
Kansas St Dev. Fin. Auth. Rev. Series 2015 H, 4.927% 4/15/45	7,600	8,783
Los Angeles Cmnty. College District Series 2008 E, 6.75% 8/1/49	9,450	15,398
Los Angeles Dept. Arpt. Rev. Series 2009 C, 6.582% 5/15/39	4,985	6,956
Massachusetts Gen. Oblig. Series F, 3.277% 6/1/46	4,720	5,022
New Jersey Tpk. Auth. Tpk. Rev. Series 2009 E, 7.414% 1/1/40	4,700	7,481
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2010 DD, 5.952% 6/15/42	9,025	13,314
New York City Transitional Fin. Auth. Rev. Series 2011 A, 5.508% 8/1/37	10,725	14,289
New York Metropolitan Trans. Auth. Rev. Series 2010 A, 6.668% 11/15/39	6,160	8,994
Port Auth. of New York & New Jersey:
Series 180, 4.96% 8/1/46	5,175	6,606
Series 2010 164, 5.647% 11/1/40	5,210	7,078
Port of Morrow Transmission Facilities Rev. (Bonneville Coorporation Proj.) Series 2016 1, 2.987% 9/1/36	5,660	5,731
San Francisco Pub. Utils. Commission Wtr. Rev. Series 2010 E, 6% 11/1/40	6,320	8,597
South Carolina Pub. Svc. Auth. Rev. Series 2013 C, 5.784% 12/1/41	11,312	14,865
Univ. of California Revs.:
Series 2009 R, 5.77% 5/15/43	1,000	1,356
Series 2015 AP, 3.931% 5/15/45	3,740	3,993
TOTAL MUNICIPAL SECURITIES
(Cost $161,398)		194,352

Foreign Government and Government Agency Obligations - 2.1%
Canadian Government 1.125% 3/19/18	$6,640	$6,666
Chilean Republic:
3.125% 1/21/26	1,000	1,075
3.25% 9/14/21	9,000	9,720
Colombian Republic:
2.625% 3/15/23	7,575	7,441
4% 2/26/24	4,825	5,078
4.5% 1/28/26	1,000	1,090
5% 6/15/45	3,000	3,251
5.625% 2/26/44	7,775	8,970
6.125% 1/18/41	4,750	5,730
7.375% 3/18/19	3,450	3,907
Export Development Canada:
1.25% 10/26/16	4,000	4,005
1.5% 10/3/18	1,700	1,719
FMS Wertmanagement AoeR 1.375% 6/8/21	9,400	9,381
Israeli State 4% 6/30/22	7,000	7,812
Italian Republic:
5.375% 6/12/17	2,375	2,442
6.875% 9/27/23	6,000	7,501
Jordanian Kingdom:
1.945% 6/23/19	23,650	24,281
3% 6/30/25	2,400	2,630
KfW:
0.75% 3/17/17	8,000	8,000
1.5% 4/20/20	2,825	2,848
1.875% 4/1/19	16,930	17,252
2.125% 1/17/23	12,000	12,401
2.75% 10/1/20	4,175	4,409
4% 1/27/20	3,000	3,271
4.875% 6/17/19	25,000	27,549
Korean Republic 7.125% 4/16/19	6,650	7,656
Manitoba Province:
1.3% 4/3/17	3,420	3,430
2.1% 9/6/22	1,900	1,944
3.05% 5/14/24	1,500	1,620
New Brunswick Province 2.75% 6/15/18	4,350	4,472
Ontario Province:
2.5% 4/27/26	5,000	5,211
4% 10/7/19	15,000	16,202
Panamanian Republic:
3.75% 3/16/25	3,800	4,114
3.875% 3/17/28	9,600	10,536
4% 9/22/24	4,800	5,268
4.3% 4/29/53	5,675	6,172
5.2% 1/30/20	1,800	1,992
Peruvian Republic:
4.125% 8/25/27	2,800	3,178
5.625% 11/18/50	7,150	9,420
6.55% 3/14/37	3,075	4,336
7.125% 3/30/19	1,900	2,174
Philippine Republic:
3.95% 1/20/40	8,100	9,394
4.2% 1/21/24	4,765	5,463
6.375% 10/23/34	10,375	15,275
6.5% 1/20/20	6,144	7,166
Polish Government:
3.25% 4/6/26	6,600	7,012
4% 1/22/24	4,550	5,050
5% 3/23/22	14,500	16,590
Province of British Columbia:
1.2% 4/25/17	7,600	7,624
2.25% 6/2/26	3,770	3,855
Province of Quebec:
2.75% 8/25/21	20,000	21,035
2.875% 10/16/24	2,075	2,210
Quebec Province 2.5% 4/20/26	5,660	5,808
South African Republic:
5.875% 5/30/22	7,675	8,583
6.875% 5/27/19	6,750	7,526
Turkish Republic:
5.75% 3/22/24	3,000	3,260
6% 1/14/41	13,200	14,479
6.25% 9/26/22	13,225	14,663
6.75% 4/3/18	8,375	8,921
7.5% 11/7/19	2,625	2,944
United Mexican States:
3.5% 1/21/21	7,400	7,909
3.625% 3/15/22	3,000	3,199
4% 10/2/23	18,750	20,367
4.35% 1/15/47	3,800	3,919
4.6% 1/23/46	5,800	6,271
4.75% 3/8/44	9,700	10,682
5.55% 1/21/45	3,916	4,826
6.05% 1/11/40	4,800	6,210
Uruguay Republic:
4.125% 11/20/45	4,750	4,572
4.375% 10/27/27	12,250	13,291
4.5% 8/14/24	3,625	4,055
5.1% 6/18/50	5,755	6,072
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $506,116)		534,385

Supranational Obligations - 1.5%
African Development Bank:
0.875% 5/15/17	1,000	1,000
0.875% 3/15/18	1,900	1,896
1.125% 3/15/17	1,300	1,302
1.25% 7/26/21	9,390	9,305
1.625% 10/2/18	2,800	2,836
2.375% 9/23/21	2,900	3,021
Asian Development Bank:
1.125% 3/15/17	5,000	5,007
1.125% 6/5/18	7,290	7,309
1.5% 1/22/20	4,750	4,793
1.875% 4/12/19	12,000	12,246
1.875% 2/18/22	2,000	2,037
2% 4/24/26	6,300	6,417
2.125% 11/24/21	4,825	4,976
Council of Europe Development Bank 1% 3/7/18	1,900	1,900
European Bank for Reconstruction and Development:
1% 6/15/18	4,750	4,746
1.125% 8/24/20	4,690	4,664
1.75% 6/14/19	4,700	4,773
1.75% 11/26/19	2,875	2,919
European Investment Bank:
0.875% 4/18/17	11,000	11,001
1.125% 8/15/18	6,590	6,601
1.25% 5/15/18	3,550	3,564
1.375% 6/15/20	2,725	2,728
1.375% 9/15/21	17,570	17,492
1.625% 6/15/17	4,640	4,665
1.625% 12/18/18	30,900	31,291
1.625% 6/15/21	7,000	7,058
1.75% 3/15/17	5,000	5,025
1.75% 6/17/19	8,625	8,762
1.875% 3/15/19	3,000	3,055
1.875% 2/10/25	3,000	3,021
2% 3/15/21	4,770	4,888
2.125% 10/15/21	2,840	2,924
2.25% 8/15/22	1,880	1,947
2.5% 4/15/21	4,650	4,870
2.5% 10/15/24	5,725	6,058
2.875% 9/15/20	9,000	9,535
3.25% 1/29/24	2,000	2,221
Inter-American Development Bank:
1.125% 3/15/17	17,100	17,157
1.75% 10/15/19	1,375	1,395
2.125% 1/15/25	1,830	1,888
3% 10/4/23	3,575	3,901
3.875% 9/17/19	5,000	5,394
4.375% 1/24/44	4,000	5,361
International Bank for Reconstruction & Development:
0.875% 4/17/17	8,050	8,056
1% 9/15/16	9,000	9,003
1% 6/15/18	5,600	5,606
1.125% 8/10/20	19,800	19,715
1.625% 3/9/21	6,000	6,067
1.625% 2/10/22	3,900	3,933
1.75% 4/19/23	6,700	6,771
1.875% 10/7/19	3,825	3,904
2.25% 6/24/21	16,075	16,670
2.5% 11/25/24	5,700	6,032
2.5% 7/29/25	3,790	4,018
International Finance Corp.:
1.125% 7/20/21	6,550	6,479
1.625% 7/16/20	2,870	2,907
1.75% 9/16/19	11,350	11,546
Nordic Investment Bank 1.125% 2/25/19	6,600	6,605
TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $363,021)		370,261

Bank Notes - 0.1%
American Express Bank FSB 6% 9/13/17	615	645
Bank of America NA:
5.3% 3/15/17	$3,500	$3,574
6% 10/15/36	2,419	3,176
Branch Banking & Trust Co. 1.45% 10/3/16	2,000	2,000
JPMorgan Chase Bank 6% 10/1/17	7,075	7,417
KeyBank NA 2.5% 12/15/19	4,000	4,107
Regions Bank 7.5% 5/15/18	2,000	2,184
UBS AG Stamford Branch:
5.75% 4/25/18	830	886
5.875% 12/20/17	2,034	2,151
TOTAL BANK NOTES
(Cost $24,650)		26,140
	Shares	Value (000s)

Money Market Funds - 3.2%
Fidelity Cash Central Fund, 0.42% (e)
(Cost $825,824)	825,823,791	825,824
	Maturity Amount (000s)	Value (000s)

Cash Equivalents - 0.7%
Investments in repurchase agreements in a joint trading account at 0.5%, dated 8/31/16 due 9/1/16 (Collateralized by U.S. Government Obligations) # (f)
(Cost $190,358)	190,361	190,358
TOTAL INVESTMENT PORTFOLIO - 106.3%
(Cost $26,134,320)		27,296,298
NET OTHER ASSETS (LIABILITIES) - (6.3)%		(1,610,734)
NET ASSETS - 100%		$25,685,564

TBA Sale Commitments

TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Fannie Mae
2.5% 9/1/31	$(41,000)	$(42,352)
3% 9/1/46	(38,000)	(39,405)
3% 9/1/46	(54,000)	(55,995)
3.5% 9/1/31	(11,100)	(11,723)
4% 9/1/46	(5,000)	(5,355)
TOTAL TBA SALE COMMITMENTS
(Proceeds $154,799)		$(154,830)

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $129,013,000 or 0.5% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security or a portion of the security is on loan at period end.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (f) Includes investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$1,171
Total	$1,171

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Corporate Bonds	$6,708,494	$--	$6,708,494	$--
U.S. Government and Government Agency Obligations	10,610,058	--	10,610,058	--
U.S. Government Agency - Mortgage Securities	7,197,850	--	7,197,850	--
Asset-Backed Securities	133,299	--	133,299	--
Commercial Mortgage Securities	505,277	--	505,201	76
Municipal Securities	194,352	--	194,352	--
Foreign Government and Government Agency Obligations	534,385	--	534,385	--
Supranational Obligations	370,261	--	370,261	--
Bank Notes	26,140	--	26,140	--
Money Market Funds	825,824	825,824	--	--
Cash Equivalents	190,358	--	190,358	--
Total Investments in Securities:	$27,296,298	$825,824	$26,470,398	$76
Other Financial Instruments:
TBA Sale Commitments	$(154,830)	$--	$(154,830)	$--
Total Other Financial Instruments:	$(154,830)	$--	$(154,830)	$--

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$190,358,000 due 9/01/16 at 0.50%
Commerz Markets LLC	$190,358
$190,358

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		August 31, 2016
Assets
Investment in securities, at value (including securities loaned of $186,447 and repurchase agreements of $190,358) — See accompanying schedule: Unaffiliated issuers (cost $25,308,496)	$26,470,474
Fidelity Central Funds (cost $825,824)	825,824
Total Investments (cost $26,134,320)		$27,296,298
Cash		102
Receivable for investments sold
Regular delivery		97,956
Delayed delivery		183
Receivable for TBA sale commitments		154,799
Receivable for fund shares sold		89,832
Interest receivable		122,848
Distributions receivable from Fidelity Central Funds		267
Other receivables		135
Total assets		27,762,420
Liabilities
Payable for investments purchased
Regular delivery	$432,986
Delayed delivery	1,281,415
TBA sale commitments, at value	154,830
Payable for fund shares redeemed	13,930
Distributions payable	2,353
Accrued management fee	632
Other affiliated payables	215
Other payables and accrued expenses	136
Collateral on securities loaned, at value	190,359
Total liabilities		2,076,856
Net Assets		$25,685,564
Net Assets consist of:
Paid in capital		$24,522,945
Undistributed net investment income		30,810
Accumulated undistributed net realized gain (loss) on investments		(30,138)
Net unrealized appreciation (depreciation) on investments		1,161,947
Net Assets		$25,685,564
Investor Class:
Net Asset Value, offering price and redemption price per share ($455,526 ÷ 38,061 shares)		$11.97
Premium Class:
Net Asset Value, offering price and redemption price per share ($8,307,436 ÷ 694,439 shares)		$11.96
Institutional Class:
Net Asset Value, offering price and redemption price per share ($3,841,996 ÷ 321,156 shares)		$11.96
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($9,788,424 ÷ 818,259 shares)		$11.96
Class F:
Net Asset Value, offering price and redemption price per share ($3,292,182 ÷ 275,208 shares)		$11.96

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Year ended August 31, 2016
Investment Income
Dividends		$109
Interest		571,431
Income from Fidelity Central Funds		1,171
Total income		572,711
Expenses
Management fee	$10,083
Transfer agent fees	17,279
Independent trustees' fees and expenses	96
Miscellaneous	47
Total expenses before reductions	27,505
Expense reductions	(7,243)	20,262
Net investment income (loss)		552,449
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	12,129
Total net realized gain (loss)		12,129
Change in net unrealized appreciation (depreciation) on: Investment securities	723,866
Delayed delivery commitments	(143)
Total change in net unrealized appreciation (depreciation)		723,723
Net gain (loss)		735,852
Net increase (decrease) in net assets resulting from operations		$1,288,301

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2016	Year ended August 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$552,449	$506,019
Net realized gain (loss)	12,129	37,087
Change in net unrealized appreciation (depreciation)	723,723	(268,774)
Net increase (decrease) in net assets resulting from operations	1,288,301	274,332
Distributions to shareholders from net investment income	(540,171)	(486,929)
Distributions to shareholders from net realized gain	(34,097)	(13,325)
Total distributions	(574,268)	(500,254)
Share transactions - net increase (decrease)	4,432,845	2,160,467
Total increase (decrease) in net assets	5,146,878	1,934,545
Net Assets
Beginning of period	20,538,686	18,604,141
End of period	$25,685,564	$20,538,686
Other Information
Undistributed net investment income end of period	$30,810	$24,028

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity U.S. Bond Index Fund Investor Class

Years ended August 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.59	$11.71	$11.36	$12.04	$11.74
Income from Investment Operations
Net investment income (loss)A	.284	.287	.286	.254	.312
Net realized and unrealized gain (loss)	.392	(.123)	.338	(.604)	.358
Total from investment operations	.676	.164	.624	(.350)	.670
Distributions from net investment income	(.277)	(.276)	(.274)	(.246)	(.305)
Distributions from net realized gain	(.019)	(.008)	–	(.084)	(.065)
Total distributions	(.296)	(.284)	(.274)	(.330)	(.370)
Net asset value, end of period	$11.97	$11.59	$11.71	$11.36	$12.04
Total ReturnB	5.91%	1.40%	5.55%	(2.97)%	5.82%
Ratios to Average Net AssetsC,D
Expenses before reductions	.22%	.22%	.22%	.22%	.22%
Expenses net of fee waivers, if any	.20%	.22%	.22%	.22%	.22%
Expenses net of all reductions	.20%	.22%	.22%	.22%	.22%
Net investment income (loss)	2.41%	2.45%	2.48%	2.16%	2.63%
Supplemental Data
Net assets, end of period (in millions)	$456	$6,497	$6,520	$5,338	$5,981
Portfolio turnover rateE	63%	75%	85%	118%	100%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity U.S. Bond Index Fund Premium Class

Years ended August 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.59	$11.71	$11.36	$12.03	$11.74
Income from Investment Operations
Net investment income (loss)A	.297	.301	.299	.267	.321
Net realized and unrealized gain (loss)	.383	(.123)	.339	(.593)	.349
Total from investment operations	.680	.178	.638	(.326)	.670
Distributions from net investment income	(.291)	(.290)	(.288)	(.260)	(.315)
Distributions from net realized gain	(.019)	(.008)	–	(.084)	(.065)
Total distributions	(.310)	(.298)	(.288)	(.344)	(.380)
Net asset value, end of period	$11.96	$11.59	$11.71	$11.36	$12.03
Total ReturnB	5.96%	1.52%	5.68%	(2.78)%	5.82%
Ratios to Average Net AssetsC,D
Expenses before reductions	.15%	.17%	.17%	.17%	.17%
Expenses net of fee waivers, if any	.07%	.10%	.10%	.10%	.12%
Expenses net of all reductions	.07%	.10%	.10%	.10%	.12%
Net investment income (loss)	2.53%	2.57%	2.60%	2.27%	2.73%
Supplemental Data
Net assets, end of period (in millions)	$8,307	$6,692	$5,778	$5,108	$4,265
Portfolio turnover rateE	63%	75%	85%	118%	100%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity U.S. Bond Index Fund Institutional Class

Years ended August 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.59	$11.71	$11.36	$12.03	$11.74
Income from Investment Operations
Net investment income (loss)A	.298	.305	.303	.272	.329
Net realized and unrealized gain (loss)	.383	(.123)	.338	(.594)	.349
Total from investment operations	.681	.182	.641	(.322)	.678
Distributions from net investment income	(.292)	(.294)	(.291)	(.264)	(.323)
Distributions from net realized gain	(.019)	(.008)	–	(.084)	(.065)
Total distributions	(.311)	(.302)	(.291)	(.348)	(.388)
Net asset value, end of period	$11.96	$11.59	$11.71	$11.36	$12.03
Total ReturnB	5.97%	1.55%	5.71%	(2.75)%	5.89%
Ratios to Average Net AssetsC,D
Expenses before reductions	.06%	.07%	.07%	.07%	.07%
Expenses net of fee waivers, if any	.06%	.07%	.07%	.07%	.07%
Expenses net of all reductions	.06%	.07%	.07%	.07%	.07%
Net investment income (loss)	2.54%	2.60%	2.63%	2.31%	2.78%
Supplemental Data
Net assets, end of period (in millions)	$3,842	$3,102	$3,158	$2,766	$3,121
Portfolio turnover rateE	63%	75%	85%	118%	100%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity U.S. Bond Index Fund Institutional Premium Class

Years ended August 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.59	$11.71	$11.36	$12.03	$11.74
Income from Investment Operations
Net investment income (loss)A	.295	.307	.305	.274	.331
Net realized and unrealized gain (loss)	.388	(.123)	.339	(.594)	.349
Total from investment operations	.683	.184	.644	(.320)	.680
Distributions from net investment income	(.294)	(.296)	(.294)	(.266)	(.325)
Distributions from net realized gain	(.019)	(.008)	–	(.084)	(.065)
Total distributions	(.313)	(.304)	(.294)	(.350)	(.390)
Net asset value, end of period	$11.96	$11.59	$11.71	$11.36	$12.03
Total ReturnB	5.98%	1.57%	5.73%	(2.73)%	5.91%
Ratios to Average Net AssetsC,D
Expenses before reductions	.05%	.05%	.05%	.05%	.05%
Expenses net of fee waivers, if any	.05%	.05%	.05%	.05%	.05%
Expenses net of all reductions	.05%	.05%	.05%	.05%	.05%
Net investment income (loss)	2.55%	2.62%	2.65%	2.33%	2.80%
Supplemental Data
Net assets, end of period (in millions)	$9,788	$1,560	$947	$867	$869
Portfolio turnover rateE	63%	75%	85%	118%	100%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity U.S. Bond Index Fund Class F

Years ended August 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.59	$11.71	$11.36	$12.03	$11.74
Income from Investment Operations
Net investment income (loss)A	.299	.307	.305	.273	.331
Net realized and unrealized gain (loss)	.384	(.123)	.339	(.593)	.349
Total from investment operations	.683	.184	.644	(.320)	.680
Distributions from net investment income	(.294)	(.296)	(.294)	(.266)	(.325)
Distributions from net realized gain	(.019)	(.008)	–	(.084)	(.065)
Total distributions	(.313)	(.304)	(.294)	(.350)	(.390)
Net asset value, end of period	$11.96	$11.59	$11.71	$11.36	$12.03
Total ReturnB	5.98%	1.57%	5.73%	(2.73)%	5.91%
Ratios to Average Net AssetsC,D
Expenses before reductions	.05%	.05%	.05%	.05%	.05%
Expenses net of fee waivers, if any	.05%	.05%	.05%	.05%	.05%
Expenses net of all reductions	.05%	.05%	.05%	.05%	.05%
Net investment income (loss)	2.55%	2.62%	2.65%	2.33%	2.80%
Supplemental Data
Net assets, end of period (in millions)	$3,292	$2,687	$2,202	$1,988	$1,361
Portfolio turnover rateE	63%	75%	85%	118%	100%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended August 31, 2016
(Amounts in thousands except percentages)

1. Organization.

Fidelity U.S. Bond Index Fund (the Fund) (formerly Spartan U.S. Bond Index Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Investor Class, Premium Class (formerly Fidelity Advantage Class), Institutional Class, Fidelity Institutional Premium Class (formerly Fidelity Advantage Institutional Class) and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund offers conversion privileges between share classes to eligible shareholders. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the FMR Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2016 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2016, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to in- kind transactions, market discount, deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$1,196,180
Gross unrealized depreciation	(31,437)
Net unrealized appreciation (depreciation) on securities	$1,164,743
Tax Cost	$26,131,555

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$260
Net unrealized appreciation (depreciation) on securities and other investments	$1,164,712

The Fund intends to elect to defer to its next fiscal year $2,216 of capital losses recognized during the period November 1, 2015 to August 31, 2016.

The tax character of distributions paid was as follows:

	August 31, 2016	August 31, 2015
Ordinary Income	$547,324	$ 493,591
Long-term Capital Gains	26,944	6,663
Total	$574,268	$ 500,254

Repurchase Agreements. Pursuant to an Exemptive Order issued by the SEC, the Fund along with other registered investment companies having management contracts with FMR, or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $2,027,029 and $817,747, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. Effective July 1, 2016, the Board approved an amendment to the management contract to reduce the management fee from an annual rate of .05% to .03% of the Fund's average net assets. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees. For the reporting period, the Fund's total annual management fee was .05% of the Fund's average net assets.

Effective July 1, 2016, the Board also approved an amendment to the expense contract. Under the expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

Investor Class	.15%
Premium Class	.05%
Institutional Class	.04%
Institutional Premium Class	.03%
Class F	.03%

Prior to July 1, 2016, the investment adviser paid class-level expenses as necessary so that the total expenses did not exceed .22%, .17%, .07% and .05% for Investor Class, Premium Class, Institutional Class and Institutional Premium Class, respectively and Class F did not have an expense contract.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class. FIIOC receives transfer agent fees at an annual rate of .17%, .12%, .035% and .015% of class-level average net assets for Investor Class, Premium Class, Institutional Class and Institutional Premium Class, respectively. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Effective July 1, 2016, under the amended expense contract, Investor Class, Premium Class and Institutional Class pay a portion of the transfer agent fees at an annual rate of .12%, .02% and .01%, of class-level average net assets, respectively. Institutional Premium Class does not pay transfer agent fees. FIIOC receives no fees for providing transfer agency services to Class F. Prior to July 1, 2016, Institutional Class paid a portion of the transfer agent fees at an annual rate of .02% of class-level average net assets and Fidelity Institutional Premium Class did not pay transfer agent fees.

For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets
Investor Class	$9,426.17
Premium Class	7,244.10
Institutional Class	609.02
	$17,279

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $45 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $343.

8. Expense Reductions.

The investment adviser contractually agreed to reimburse certain classes of the Fund to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement. Effective July 1, 2016, the expense limitations were discontinued.

	Expense Limitations	Reimbursement
Investor Class	.20%	$1,118
Premium Class	.07%	5,823
Institutional Class	.06%	278
Institutional Premium Class	.05%	6
Class F	.05%	4

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $14.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended August 31, 2016	Year ended August 31, 2015
From net investment income
Investor Class	$133,298	$154,154
Premium Class	177,559	155,722
Institutional Class	83,586	82,742
Institutional Premium Class	73,996	31,519
Class F	71,732	62,792
Total	$540,171	$486,929
From net realized gain
Investor Class	$11,052	$4,492
Premium Class	11,030	4,158
Institutional Class	5,143	2,426
Institutional Premium Class	2,514	668
Class F	4,358	1,581
Total	$34,097	$13,325

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended August 31, 2016	Year ended August 31, 2015	Year ended August 31, 2016	Year ended August 31, 2015
Investor Class
Shares sold	151,066	621,208	$1,766,952	$7,202,773
Reinvestment of distributions	11,596	13,464	135,276	157,953
Shares redeemed	(685,368)	(630,565)	(7,873,166)	(7,314,458)
Net increase (decrease)	(522,706)	4,107	$(5,970,938)	$46,268
Premium Class
Shares sold	347,170	731,960	$4,086,127	$8,499,939
Reinvestment of distributions	15,335	13,152	179,993	154,273
Shares redeemed	(245,703)	(660,828)	(2,889,831)	(7,666,150)
Net increase (decrease)	116,802	84,284	$1,376,289	$988,062
Institutional Class
Shares sold	118,438	119,500	$1,392,310	$1,400,628
Reinvestment of distributions	7,560	7,260	88,729	85,167
Shares redeemed	(72,583)	(128,639)	(850,501)	(1,503,380)
Net increase (decrease)	53,415	(1,879)	$630,538	$(17,585)
Institutional Premium Class
Shares sold	738,185	77,901	$8,526,678	$911,540
Reinvestment of distributions	6,289	2,744	74,468	32,187
Shares redeemed	(60,864)	(26,815)	(716,655)	(314,218)
Net increase (decrease)	683,610	53,830	$7,884,491	$629,509
Class F
Shares sold	80,507	69,196	$946,553	$810,742
Reinvestment of distributions	6,484	5,489	76,090	64,373
Shares redeemed	(43,702)	(30,763)	(510,178)	(360,902)
Net increase (decrease)	43,289	43,922	$512,465	$514,213

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Mutual funds managed by the investment adviser or its affiliates were the owners of record, in the aggregate, of approximately 35% of the total outstanding shares of the Fund.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity U.S. Bond Index Fund (formerly Spartan U.S. Bond Index Fund):

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity U.S. Bond Index Fund (a fund of Fidelity Salem Street Trust) at August 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity U.S. Bond Index Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2016 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
October 20, 2016

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Jonathan Chiel, Jennifer Toolin McAuliffe, and Mark A. Murray, each of the Trustees oversees 244 funds. Mr. Chiel oversees 111 funds. Ms. McAuliffe and Mr. Murray each oversees 191 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-835-5092.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as President (2013-present) and Chief Executive Officer (2014-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present), Chairman and Director of FMR (investment adviser firm, 2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Ms. McAuliffe previously served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)

Year of Election or Appointment: 2007

Trustee

Mr. Keyes also serves as Trustee of other Fidelity® funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (U.K.) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jeffrey S. Christian (1961)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Christian also serves as Assistant Treasurer of other funds. Mr. Christian is an employee of Fidelity Investments (2003-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)

Year of Election or Appointment: 2015

Vice President

Mr. Goebel serves as Vice President of other funds and is an employee of Fidelity Investments (2001-present). Mr. Goebel serves as Senior Vice President of Fidelity Management & Research Company (FMR) (investment adviser firm, 2016-present). Previously, Mr. Goebel served as Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-2015), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-2015), and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-2015); General Counsel, Secretary, and Senior Vice President of FMR (investment adviser firm, 2008-2015) and FMR Co., Inc. (investment adviser firm, 2008-2015); Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-2015) and Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2008-2015); Chief Legal Officer (CLO) of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-2015); Secretary and CLO of certain Fidelity® funds (2008-2015); Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

John F. Papandrea (1972)

Year of Election or Appointment: 2016

Anti-Money Laundering (AML) Officer

Mr. Papandrea also serves as AML Officer of other funds. Mr. Papandrea is Vice President of FMR LLC (diversified financial services company, 2008-present) and is an employee of Fidelity Investments (2005-present).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of FMR Investment Management (U.K.) Limited (investment adviser firm, 2015-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Christine J. Thompson (1958)

Year of Election or Appointment: 2015

Vice President of Fidelity's Bond Funds

Ms. Thompson also serves as Vice President of other funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments (1985-present). Previously, Ms. Thompson served as Vice President of Fidelity's Bond Funds (2010-2012).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2016 to August 31, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2016	Ending Account Value August 31, 2016	Expenses Paid During Period-B March 1, 2016 to August 31, 2016
Investor Class	.19%
Actual		$1,000.00	$1,035.90	$.97-C
Hypothetical-D		$1,000.00	$1,024.18	$.97-C
Premium Class	.06%
Actual		$1,000.00	$1,035.60	$.31
Hypothetical-D		$1,000.00	$1,024.83	$.31
Institutional Class	.05%
Actual		$1,000.00	$1,035.70	$.26
Hypothetical-D		$1,000.00	$1,024.89	$.25
Institutional Premium Class	.04%
Actual		$1,000.00	$1,035.70	$.20
Hypothetical-D		$1,000.00	$1,024.94	$.20
Class F	.04%
Actual		$1,000.00	$1,035.70	$.20
Hypothetical-D		$1,000.00	$1,024.94	$.20

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

 C If fees and changes to class level expense contract and/ or expense cap effective July 1, 2016, had been in effect during the entire period, the annualized expense ratio would have been .15% and the expenses paid in the actual and hypothetical examples above would have been $.77 and $.76, respectively.

 D 5% return per year before expenses

Distributions (Unaudited)

The fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2016, $4,521,091, or, if subsequently determined to be different, the net capital gain of such year.

A total of 24.88% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $330,642,052 of distributions paid during the period January 1, 2016 to August 31, 2016 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2017 of amounts for use in preparing 2016 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity U.S. Bond Index Fund

On July 14, 2016, the Board of Trustees, including the Independent Trustees (together, the Board), voted to ratify an amended and restated management contract (the Amended Contract) for the fund to decrease the management fees paid by the fund to Fidelity Management & Research Company (FMR), the fund's investment adviser, by 2 basis points. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information relevant to the approval of the Amended Contract.

Nature, Extent, and Quality of Services Provided. The Board noted that it previously received and considered materials relating to the nature, extent and quality of services provided by FMR and the sub-advisers to the fund, including the resources dedicated to investment management and support services, shareholder and administrative services, the benefits to shareholders of investment in a large fund family, and the investment performance of the fund in connection with the annual renewal of the fund's current management and sub-advisory agreements. At its September 2015 meeting, the Board concluded that the nature, extent and quality of the services provided to the fund under the existing management and sub-advisory agreements should benefit the fund's shareholders. The Board noted that approval of the Amended Contract would not change the fund's portfolio manager, the investment processes, the level or nature of services provided, the resources and personnel allocated or trading and compliance operations. The Board concluded that the nature, extent, and quality of services to be provided to the fund under the Amended Contract will continue to benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered that it received and reviewed information regarding the fund's management fee rate and total expense ratio compared to "mapped groups" of competitive funds and classes at the current management fee and expense levels in connection with the annual renewal of the management contract and sub-advisory agreements. Based on its review, the Board concluded at its September 2015 meeting that the fund's current management fee and total expenses are fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the proposed management fee rate under the Amended Contract, the Board considered that the proposed fee rate is lower by 2 basis points than the current management fee rate. The Board also considered that the management fee rate would continue to rank below the median of its competitor funds based on the competitive mapped group data provided to the Board in connection with the annual renewal of the existing management contract. The Board also considered that FMR will retain its obligation to pay fund-level operating expenses, with certain limited exceptions, under the management contract.

In connection with its review of the fund's total expenses, the Board considered the effects of new contractual arrangements for the fund that oblige FMR to pay all "class-level" expenses of each class of the fund to the extent necessary to limit total expenses, with certain exceptions, as follows: 0.15%: Investor; 0.05%: Premium; 0.04%: Institutional; 0.03%: Institutional Premium; 0.03%: Class F. The Board also considered that the total expense ratio for each class of the fund would continue to rank below the median of those funds and classes used by the Board for management fee comparisons that have a similar sales load structure based on the competitive mapped group data provided to the Board at its July 2016 meeting in connection with the annual renewal of the existing management contract and sub-advisory agreements.

Based on its review, the Board concluded that the management fee and the total expenses continue to be fair and reasonable in light of the services that the fund receives and the other factors considered.

Costs of the Services and Profitability. The Board considered that it previously reviewed information regarding the revenues earned, the expenses incurred by FMR in providing services to the fund and the level of FMR's profitability. At its September 2015 meeting, the Board concluded that it was satisfied that the profitability of FMR in connection with the operation of the fund was not excessive. Because the Board was approving an arrangement under which the management fees were being reduced, the Board did not consider FMR's costs of services, revenues, or profitability to be significant factors in its decision to approve the Amended Contract.

Economies of Scale. The Board considered that it previously received and reviewed information regarding whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is a potential realization of any further economies of scale and that it concluded, at its September 2015 meeting, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity. In connection with the approval of the fund's Amended Contract, the Board did not consider economies of scale because the proposed fee arrangement lowers the fund's management fee and FMR will contractually limit expenses. The Board will continue to review economies of scale in connection with future renewals of the Amended Contract.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Amended Contract should be ratified and approved.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

UBI-F-ANN-1016
1.899038.106

Fidelity® Corporate Bond Fund Annual Report August 31, 2016

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended August 31, 2016	Past 1 year	Past 5 years	Life of fundA
Fidelity® Corporate Bond Fund	9.14%	5.40%	6.40%

 A From May 4, 2010

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Corporate Bond Fund, a class of the fund, on May 4, 2010, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Credit Bond Index performed over the same period.

Period Ending Values
$14,807	Fidelity® Corporate Bond Fund
$14,081	Barclays® U.S. Credit Bond Index

Management's Discussion of Fund Performance

Market Recap:  Taxable investment-grade bonds gained solidly for the 12 months ending August 31, 2016, a volatile period marked by persistent concern about global growth, divergent global monetary policies and Brexit – the U.K.’s late-June referendum vote to leave the European Union. The Barclays U.S. Aggregate Bond Index rose 5.97% the past year, gaining significant ground in the mid-to-late stages of the period. The return primarily was driven by bond-price gains, partly as foreign investors sought the relatively higher yields and stability of U.S. fixed-income securities. Bond yields trended lower and the yield curve flattened for much of the period, especially in early 2016, soon after the U.S. Federal Reserve raised policy interest rates. Still, U.S. yields remained higher than those in most industrial countries, especially in Japan and parts of Europe, where rates largely were negative. Within the Barclays index, investment-grade corporate bonds led all major market segments by far, with a return of 9.64%. U.S. Treasuries, meanwhile, lagged many spread-based sectors, returning 5.14%. Commercial mortgage-backed securities topped the index, returning 6.72%, although most other securitized sectors fell short. Riskier, non-core fixed-income segments, including emerging-markets debt, led the broader market amid a strong surge in the period’s second half.

Comments from Lead Portfolio Manager David Prothro and Co-Portfolio Manager Michael Plage:  For the year, the fund's share classes (excluding sales charges, if applicable) posted high single-digit gains, roughly in line with the 9.14% return of the benchmark Barclays U.S. Credit Bond Index. Relative performance was bolstered by an overweighting in the energy sector, although security selection here partially offset this contribution. Positioning in government-related securities also provided a relative boost. Here, an underweighted allocation to the sector worked well, as did lower-than-benchmark exposure to specific issuers. Holdings of several taxable municipal bond issues also proved additive. Not owning securities issued by the supranational entities in the benchmark, such as the World Bank, was another plus. An allocation to out-of-benchmark high-yield bonds contributed, as well. On the downside, security selection and an underweighting in the basic industry group within industrials hampered results, as did exposure to the lagging insurance group within financials. Lastly, a combined stake in cash and U.S. Treasuries – held for liquidity purposes – dampened relative performance amid the credit-driven rally during the period's second half.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Note to Shareholders:  On October 1, 2016, Matthew Bartlett joined David Prothro as Co-Portfolio Manager of the fund, replacing Michael Plage.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

Quality Diversification (% of fund's net assets)

As of August 31, 2016
U.S. Government and U.S. Government Agency Obligations	3.1%
AAA	2.4%
AA	2.1%
A	15.5%
BBB	53.8%
BB and Below	16.3%
Short-Term Investments and Net Other Assets	6.8%

As of February 29, 2016
U.S. Government and U.S. Government Agency Obligations	1.4%
AAA	2.2%
AA	3.1%
A	18.4%
BBB	52.9%
BB and Below	17.2%
Not Rated	0.6%
Short-Term Investments and Net Other Assets	4.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of August 31, 2016 *
Corporate Bonds	85.7%
U.S. Government and U.S. Government Agency Obligations	3.1%
Municipal Bonds	0.5%
Other Investments	3.9%
Short-Term Investments and Net Other Assets (Liabilities)	6.8%

 * Foreign investments - 19.3%

As of February 29, 2016 *
Corporate Bonds	87.5%
U.S. Government and U.S. Government Agency Obligations	1.4%
Municipal Bonds	2.0%
Other Investments	4.9%
Short-Term Investments and Net Other Assets (Liabilities)	4.2%

 * Foreign investments - 16.7%

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Investments August 31, 2016

Showing Percentage of Net Assets

Nonconvertible Bonds - 82.8%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 7.3%
Automobiles - 1.7%
Daimler Finance North America LLC 1.5% 7/5/19 (a)	$7,298,000	$7,268,830
General Motors Co.:
5% 4/1/35	2,537,000	2,670,038
5.2% 4/1/45	4,206,000	4,477,619
General Motors Financial Co., Inc. 3.1% 1/15/19	4,827,000	4,921,995
Volkswagen International Finance NV 2.375% 3/22/17 (a)	2,050,000	2,059,635
		21,398,117
Diversified Consumer Services - 0.5%
Ingersoll-Rand Global Holding Co. Ltd. 5.75% 6/15/43	396,000	495,276
Massachusetts Institute of Technology 3.885% 7/1/2116	6,004,000	6,204,131
		6,699,407
Hotels, Restaurants & Leisure - 0.4%
McDonald's Corp.:
3.7% 1/30/26	527,000	569,518
4.875% 12/9/45	4,027,000	4,763,510
		5,333,028
Household Durables - 1.3%
D.R. Horton, Inc.:
3.75% 3/1/19	4,500,000	4,646,250
4% 2/15/20	5,000,000	5,237,500
Toll Brothers Finance Corp. 4.375% 4/15/23	5,750,000	5,879,375
		15,763,125
Internet & Catalog Retail - 0.5%
Amazon.com, Inc. 4.8% 12/5/34	5,101,000	6,125,587
Media - 2.7%
21st Century Fox America, Inc.:
6.15% 2/15/41	4,800,000	6,226,949
6.9% 8/15/39	300,000	411,425
7.75% 12/1/45	111,000	168,689
CBS Corp. 2.3% 8/15/19	3,480,000	3,523,204
Comcast Corp.:
1.625% 1/15/22	1,838,000	1,824,584
4.65% 7/15/42	2,200,000	2,580,094
6.4% 3/1/40	1,150,000	1,642,102
Discovery Communications LLC 4.875% 4/1/43	5,108,000	4,827,305
Time Warner Cable, Inc.:
5.5% 9/1/41	623,000	676,069
5.875% 11/15/40	1,648,000	1,838,276
6.55% 5/1/37	1,329,000	1,603,623
6.75% 7/1/18	700,000	762,829
7.3% 7/1/38	1,188,000	1,542,857
Time Warner, Inc.:
2.1% 6/1/19	3,000,000	3,043,899
6.2% 3/15/40	1,700,000	2,195,128
Viacom, Inc. 3.5% 4/1/17	34,000	34,404
		32,901,437
Specialty Retail - 0.2%
AutoZone, Inc. 3.7% 4/15/22	253,000	269,941
Home Depot, Inc. 5.95% 4/1/41	941,000	1,302,510
Lowe's Companies, Inc. 5.125% 11/15/41	650,000	817,282
		2,389,733

TOTAL CONSUMER DISCRETIONARY		90,610,434

CONSUMER STAPLES - 4.1%
Beverages - 3.0%
Anheuser-Busch InBev Finance, Inc.:
2.65% 2/1/21	11,885,000	12,247,599
3.3% 2/1/23	2,385,000	2,502,623
3.65% 2/1/26	3,500,000	3,736,656
4.7% 2/1/36	2,258,000	2,617,225
4.9% 2/1/46	2,583,000	3,123,519
Constellation Brands, Inc.:
3.75% 5/1/21	2,000,000	2,115,000
4.25% 5/1/23	3,315,000	3,536,691
Heineken NV 4% 10/1/42 (a)	96,000	101,271
PepsiCo, Inc. 4.25% 10/22/44	6,629,000	7,634,951
		37,615,535
Food Products - 0.1%
The J.M. Smucker Co. 2.5% 3/15/20	1,642,000	1,682,603
Tobacco - 1.0%
Imperial Tobacco Finance PLC:
3.75% 7/21/22 (a)	4,575,000	4,853,215
4.25% 7/21/25 (a)	1,134,000	1,241,212
Philip Morris International, Inc. 4.375% 11/15/41	2,100,000	2,382,692
Reynolds American, Inc.:
3.25% 6/12/20	235,000	247,361
4% 6/12/22	366,000	400,748
4.45% 6/12/25	585,000	656,496
5.7% 8/15/35	304,000	377,693
5.85% 8/15/45	1,267,000	1,652,339
		11,811,756

TOTAL CONSUMER STAPLES		51,109,894

ENERGY - 11.8%
Energy Equipment & Services - 2.7%
DCP Midstream LLC:
4.75% 9/30/21 (a)	158,000	155,630
5.35% 3/15/20 (a)	10,096,000	10,247,440
5.85% 5/21/43 (a)(b)	7,500,000	5,737,500
El Paso Pipeline Partners Operating Co. LLC:
5% 10/1/21	3,292,000	3,576,054
6.5% 4/1/20	658,000	735,212
Ensco PLC:
5.2% 3/15/25	1,787,000	1,286,640
5.75% 10/1/44	561,000	345,015
Schlumberger Holdings Corp. 3.625% 12/21/22 (a)	10,105,000	10,779,094
		32,862,585
Oil, Gas & Consumable Fuels - 9.1%
Anadarko Finance Co. 7.5% 5/1/31	274,000	332,080
Anadarko Petroleum Corp.:
4.85% 3/15/21	292,000	310,640
5.55% 3/15/26	744,000	823,004
6.375% 9/15/17	459,000	480,121
6.6% 3/15/46	2,986,000	3,554,525
Apache Corp. 4.75% 4/15/43	3,233,000	3,336,576
Boardwalk Pipelines LP 4.95% 12/15/24	4,120,000	4,249,529
BP Capital Markets PLC:
1.676% 5/3/19	482,000	485,694
3.119% 5/4/26	3,774,000	3,896,312
Canadian Natural Resources Ltd.:
3.9% 2/1/25	4,325,000	4,357,027
6.25% 3/15/38	4,352,000	4,783,157
Cenovus Energy, Inc.:
3.8% 9/15/23	5,000,000	4,826,995
5.7% 10/15/19	1,189,000	1,277,135
DCP Midstream Operating LP:
2.5% 12/1/17	370,000	368,613
2.7% 4/1/19	64,000	62,000
3.875% 3/15/23	222,000	210,900
4.95% 4/1/22	1,925,000	1,939,438
5.6% 4/1/44	340,000	311,100
El Paso Natural Gas Co. 5.95% 4/15/17	492,000	504,528
Enbridge Energy Partners LP 4.2% 9/15/21	140,000	144,482
EnLink Midstream Partners LP 2.7% 4/1/19	1,021,000	1,005,596
Enterprise Products Operating LP:
2.55% 10/15/19	163,000	166,930
3.75% 2/15/25	547,000	571,556
4.85% 3/15/44	2,023,000	2,142,290
4.95% 10/15/54	2,437,000	2,562,218
Exxon Mobil Corp.:
3.043% 3/1/26	5,024,000	5,330,183
4.114% 3/1/46	5,034,000	5,794,647
Kinder Morgan Energy Partners LP:
3.5% 3/1/21	338,000	349,124
3.95% 9/1/22	518,000	536,152
4.25% 9/1/24	181,000	186,310
5.5% 3/1/44	1,641,000	1,666,079
Kinder Morgan, Inc.:
3.05% 12/1/19	3,907,000	4,011,430
5% 2/15/21 (a)	562,000	608,508
Marathon Petroleum Corp. 2.7% 12/14/18	1,631,000	1,669,678
ONEOK Partners LP 2% 10/1/17	2,822,000	2,823,549
Petro-Canada 6.05% 5/15/18	4,470,000	4,786,619
Petroleos Mexicanos:
3.5% 7/18/18	959,000	980,673
5.5% 2/4/19 (a)	1,440,000	1,530,000
5.5% 1/21/21	545,000	588,055
6% 3/5/20	116,000	126,933
6.375% 2/4/21 (a)	3,870,000	4,285,251
6.375% 1/23/45	937,000	986,755
6.875% 8/4/26 (a)	2,930,000	3,406,125
Phillips 66 Co.:
2.95% 5/1/17	2,767,000	2,798,962
4.3% 4/1/22	300,000	330,466
Plains All American Pipeline LP/PAA Finance Corp.:
3.6% 11/1/24	5,000,000	4,850,640
5.75% 1/15/20	3,729,000	4,069,115
Southeast Supply Header LLC 4.25% 6/15/24 (a)	667,000	672,902
Spectra Energy Capital, LLC 5.65% 3/1/20	56,000	60,496
Spectra Energy Partners LP 4.6% 6/15/21	414,000	446,793
The Williams Companies, Inc. 5.75% 6/24/44	4,911,000	5,046,053
TransCanada PipeLines Ltd. 3.125% 1/15/19	933,000	957,569
Western Gas Partners LP:
2.6% 8/15/18	858,000	858,233
4.65% 7/1/26	264,000	273,742
5.375% 6/1/21	1,273,000	1,382,561
Williams Partners LP:
3.35% 8/15/22	2,500,000	2,443,553
3.6% 3/15/22	216,000	215,613
3.9% 1/15/25	280,000	278,424
4% 9/15/25	5,000,000	5,002,880
4.3% 3/4/24	491,000	502,651
		112,559,170

TOTAL ENERGY		145,421,755

FINANCIALS - 35.7%
Banks - 13.9%
Bank of America Corp.:
3.95% 4/21/25	4,128,000	4,296,435
4% 1/22/25	3,277,000	3,412,478
4.2% 8/26/24	10,942,000	11,606,223
Bank of Nova Scotia 4.5% 12/16/25	7,405,000	7,914,471
Barclays PLC 3.65% 3/16/25	4,116,000	4,091,658
BNP Paribas SA 4.25% 10/15/24	6,500,000	6,808,984
BPCE SA 5.15% 7/21/24 (a)	6,475,000	6,869,710
Citigroup, Inc.:
2.2868% 9/1/23 (b)	8,780,000	8,825,366
4.05% 7/30/22	316,000	336,107
4.4% 6/10/25	1,221,000	1,294,094
5.5% 9/13/25	1,317,000	1,492,003
8.125% 7/15/39	1,924,000	3,053,763
Citizens Bank NA 2.55% 5/13/21	338,000	343,969
Citizens Financial Group, Inc. 4.15% 9/28/22 (a)	7,317,000	7,563,393
Credit Agricole SA 4.375% 3/17/25 (a)	3,636,000	3,743,218
Credit Suisse Group Funding Guernsey Ltd. 4.55% 4/17/26 (a)	5,136,000	5,424,335
Credit Suisse New York Branch 3% 10/29/21	1,550,000	1,598,935
Discover Bank:
2% 2/21/18	3,900,000	3,915,382
7% 4/15/20	2,391,000	2,713,584
Fifth Third Bancorp:
4.3% 1/16/24	4,001,000	4,297,326
5.45% 1/15/17	1,232,000	1,250,604
8.25% 3/1/38	3,848,000	5,819,569
Huntington Bancshares, Inc.:
3.15% 3/14/21	2,201,000	2,287,491
7% 12/15/20	1,087,000	1,265,988
Intesa Sanpaolo SpA:
5.017% 6/26/24 (a)	7,245,000	6,834,687
5.71% 1/15/26 (a)	1,569,000	1,537,014
JPMorgan Chase & Co. 3.875% 2/1/24	5,000,000	5,428,065
Lloyds Banking Group PLC 3.1% 7/6/21	2,463,000	2,502,450
PNC Bank NA 2.15% 4/29/21	10,000,000	10,134,920
Rabobank Nederland:
3.75% 7/21/26	7,120,000	7,186,729
4.625% 12/1/23	4,531,000	4,909,198
Regions Bank 6.45% 6/26/37	2,611,000	3,181,224
Regions Financial Corp. 3.2% 2/8/21	614,000	636,563
Royal Bank of Canada 4.65% 1/27/26	1,181,000	1,298,883
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	3,640,000	3,682,803
6% 12/19/23	5,228,000	5,529,844
6.1% 6/10/23	1,000,000	1,061,834
6.125% 12/15/22	5,972,000	6,378,198
SunTrust Banks, Inc. 2.5% 5/1/19	5,184,000	5,291,288
Wells Fargo & Co. 4.65% 11/4/44	4,700,000	5,159,763
		170,978,549
Capital Markets - 5.1%
Blackstone Holdings Finance Co. LLC 4.45% 7/15/45 (a)	8,385,000	8,730,797
Credit Suisse AG 6% 2/15/18	122,000	128,441
Deutsche Bank AG 4.5% 4/1/25	5,594,000	5,282,039
Goldman Sachs Group, Inc.:
3.75% 5/22/25	6,000,000	6,345,186
3.75% 2/25/26	5,000,000	5,292,785
4.25% 10/21/25	4,750,000	5,038,544
5.25% 7/27/21	1,227,000	1,392,814
Janus Capital Group, Inc. 4.875% 8/1/25	1,450,000	1,568,485
Lazard Group LLC 6.85% 6/15/17	31,000	32,184
Merrill Lynch & Co., Inc. 6.11% 1/29/37	2,269,000	2,823,791
Morgan Stanley:
3.875% 1/27/26	5,020,000	5,361,260
4.3% 1/27/45	948,000	1,024,803
4.875% 11/1/22	9,466,000	10,491,991
5.5% 7/28/21	1,222,000	1,399,942
5.75% 1/25/21	557,000	638,426
Peachtree Corners Funding Trust 3.976% 2/15/25 (a)	7,500,000	7,562,025
		63,113,513
Consumer Finance - 3.5%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 3.95% 2/1/22	7,500,000	7,781,250
Ally Financial, Inc.:
4.125% 2/13/22	5,560,000	5,712,900
4.75% 9/10/18	4,500,000	4,674,375
Discover Financial Services:
3.85% 11/21/22	2,538,000	2,623,231
5.2% 4/27/22	2,355,000	2,581,313
Ford Motor Credit Co. LLC:
1.5% 1/17/17	599,000	599,897
2.597% 11/4/19	4,950,000	5,039,927
Hyundai Capital America:
2.125% 10/2/17 (a)	197,000	198,340
2.55% 2/6/19 (a)	3,163,000	3,225,302
2.875% 8/9/18 (a)	4,930,000	5,033,624
Synchrony Financial 2.6% 1/15/19	5,000,000	5,067,130
		42,537,289
Diversified Financial Services - 3.1%
Berkshire Hathaway Finance Corp. 4.4% 5/15/42	107,000	124,151
Brixmor Operating Partnership LP 3.25% 9/15/23	1,461,000	1,463,891
CME Group, Inc. 5.3% 9/15/43	3,050,000	4,038,392
General Electric Capital Corp. 5.875% 1/14/38	150,000	205,254
ING U.S., Inc. 5.7% 7/15/43	2,607,000	2,983,805
Moody's Corp.:
2.75% 7/15/19	6,920,000	7,097,899
5.25% 7/15/44	3,386,000	4,213,024
S&P Global, Inc.:
3.3% 8/14/20	4,913,000	5,154,346
4% 6/15/25	6,038,000	6,576,082
USAA Capital Corp. 2% 6/1/21 (a)	6,691,000	6,747,030
		38,603,874
Insurance - 4.9%
ACE INA Holdings, Inc.:
2.875% 11/3/22	641,000	674,549
4.35% 11/3/45	525,000	618,991
American International Group, Inc.:
4.375% 1/15/55	2,685,000	2,629,190
4.5% 7/16/44	5,833,000	6,061,397
Aon Corp. 6.25% 9/30/40	253,000	327,130
Aon PLC:
3.5% 6/14/24	2,830,000	2,967,770
4.75% 5/15/45	6,000,000	6,661,224
Assurant, Inc. 2.5% 3/15/18	3,842,000	3,891,389
Five Corners Funding Trust 4.419% 11/15/23 (a)	4,111,000	4,437,557
Great-West Life & Annuity Insurance Co. 3.3563% 5/16/46 (a)(b)	66,000	56,430
Hartford Financial Services Group, Inc.:
4.3% 4/15/43	1,211,000	1,212,986
8.125% 6/15/38 (b)	4,915,000	5,369,638
Liberty Mutual Group, Inc. 4.95% 5/1/22 (a)	5,250,000	5,849,256
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	1,643,000	1,821,836
Massachusetts Mutual Life Insurance Co.:
4.5% 4/15/65 (a)	2,264,000	2,298,250
5.375% 12/1/41 (a)	148,000	177,203
Pacific LifeCorp:
5.125% 1/30/43 (a)	1,285,000	1,422,976
6% 2/10/20 (a)	1,050,000	1,165,697
Pricoa Global Funding I 5.625% 6/15/43 (b)	5,000,000	5,362,500
Prudential Financial, Inc. 5.625% 5/12/41	1,170,000	1,418,281
Unum Group:
5.625% 9/15/20	1,846,000	2,065,648
5.75% 8/15/42	3,748,000	4,289,691
7.125% 9/30/16	106,000	106,412
		60,886,001
Real Estate Investment Trusts - 2.8%
Boston Properties, Inc. 2.75% 10/1/26	10,000,000	9,895,600
Camden Property Trust 4.25% 1/15/24	758,000	819,763
CommonWealth REIT 5.875% 9/15/20	1,260,000	1,393,987
Corporate Office Properties LP:
3.6% 5/15/23	2,201,000	2,197,025
3.7% 6/15/21	476,000	490,957
DDR Corp.:
4.625% 7/15/22	391,000	424,674
4.75% 4/15/18	1,764,000	1,838,518
7.5% 4/1/17	4,000,000	4,127,396
Duke Realty LP:
3.875% 10/15/22	403,000	429,054
4.375% 6/15/22	206,000	224,291
6.75% 3/15/20	1,295,000	1,489,639
Equity One, Inc. 3.75% 11/15/22	3,000,000	3,072,717
Health Care REIT, Inc. 2.25% 3/15/18	324,000	326,905
Lexington Corporate Properties Trust 4.4% 6/15/24	250,000	256,603
Omega Healthcare Investors, Inc. 4.375% 8/1/23	7,500,000	7,647,203
		34,634,332
Real Estate Management & Development - 2.4%
Brandywine Operating Partnership LP:
3.95% 2/15/23	2,017,000	2,063,847
4.1% 10/1/24	3,000,000	3,087,039
4.55% 10/1/29	2,014,000	2,103,681
4.95% 4/15/18	290,000	303,076
Essex Portfolio LP 5.5% 3/15/17	3,479,000	3,549,672
Liberty Property LP:
3.375% 6/15/23	1,087,000	1,107,132
4.125% 6/15/22	1,832,000	1,929,776
4.4% 2/15/24	1,039,000	1,123,642
4.75% 10/1/20	752,000	814,497
5.5% 12/15/16	2,436,000	2,464,516
6.625% 10/1/17	1,960,000	2,057,210
Mack-Cali Realty LP:
2.5% 12/15/17	488,000	490,039
3.15% 5/15/23	922,000	858,323
4.5% 4/18/22	94,000	96,079
7.75% 8/15/19	126,000	141,532
Post Apartment Homes LP 3.375% 12/1/22	4,905,000	5,027,453
Tanger Properties LP:
3.875% 12/1/23	398,000	421,603
6.125% 6/1/20	661,000	750,803
Ventas Realty LP 4.125% 1/15/26	345,000	373,444
Ventas Realty LP/Ventas Capital Corp. 2% 2/15/18	508,000	510,972
		29,274,336

TOTAL FINANCIALS		440,027,894

HEALTH CARE - 6.1%
Biotechnology - 0.5%
AbbVie, Inc.:
3.2% 11/6/22	1,183,000	1,236,136
3.6% 5/14/25	1,758,000	1,859,008
4.4% 11/6/42	627,000	668,181
4.5% 5/14/35	1,694,000	1,836,879
		5,600,204
Health Care Equipment & Supplies - 0.4%
Medtronic, Inc. 3.15% 3/15/22	4,650,000	4,937,840
Health Care Providers & Services - 1.9%
Aetna, Inc. 2.8% 6/15/23	8,907,000	9,106,250
Express Scripts Holding Co. 4.75% 11/15/21	3,000,000	3,373,371
UnitedHealth Group, Inc.:
3.75% 7/15/25	2,607,000	2,887,495
3.95% 10/15/42	132,000	144,271
4.25% 3/15/43	2,500,000	2,841,898
4.625% 7/15/35	745,000	883,899
4.625% 11/15/41	965,000	1,141,493
4.75% 7/15/45	1,829,000	2,266,029
WellPoint, Inc.:
1.875% 1/15/18	288,000	289,591
2.375% 2/15/17	810,000	813,788
		23,748,085
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc. 2.15% 12/14/18	509,000	515,149
Pharmaceuticals - 3.3%
Actavis Funding SCS 4.55% 3/15/35	5,473,000	5,893,688
Forest Laboratories, Inc. 4.375% 2/1/19 (a)	2,852,000	3,009,847
Mylan N.V. 3.95% 6/15/26 (a)	5,572,000	5,740,442
Perrigo Co. PLC 3.5% 3/15/21	806,000	832,836
Teva Pharmaceutical Finance Netherlands III BV:
1.4% 7/20/18	8,535,000	8,517,196
1.7% 7/19/19	1,971,000	1,974,205
2.2% 7/21/21	3,872,000	3,873,309
2.8% 7/21/23	624,000	626,522
3.15% 10/1/26	743,000	748,063
4.1% 10/1/46	407,000	415,768
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	7,416,000	7,448,883
Zoetis, Inc.:
1.875% 2/1/18	1,017,000	1,019,293
3.45% 11/13/20	286,000	298,966
		40,399,018

TOTAL HEALTH CARE		75,200,296

INDUSTRIALS - 2.1%
Aerospace & Defense - 0.4%
BAE Systems Holdings, Inc. 2.85% 12/15/20 (a)	3,251,000	3,319,759
L-3 Communications Corp. 3.95% 5/28/24	1,026,000	1,099,571
		4,419,330
Airlines - 0.1%
Aviation Capital Group Corp. 4.625% 1/31/18 (a)	549,000	570,960
Continental Airlines, Inc. 6.648% 3/15/19	18,528	18,921
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	31,211	32,147
8.36% 1/20/19	23,676	24,713
		646,741
Industrial Conglomerates - 0.7%
General Electric Co. 4.125% 10/9/42	434,000	488,664
Roper Technologies, Inc. 2.05% 10/1/18	7,475,000	7,560,798
		8,049,462
Machinery - 0.0%
Ingersoll-Rand Luxembourg Finance SA 4.65% 11/1/44	559,000	623,687
Road & Rail - 0.3%
Burlington Northern Santa Fe LLC:
4.15% 4/1/45	1,008,000	1,128,639
4.4% 3/15/42	2,500,000	2,868,340
		3,996,979
Trading Companies & Distributors - 0.6%
Air Lease Corp.:
2.125% 1/15/18	408,000	408,400
3.375% 6/1/21	2,910,000	3,011,850
3.75% 2/1/22	1,086,000	1,134,309
3.875% 4/1/21	3,305,000	3,482,644
		8,037,203

TOTAL INDUSTRIALS		25,773,402

INFORMATION TECHNOLOGY - 4.2%
Electronic Equipment & Components - 1.4%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
4.42% 6/15/21 (a)	3,590,000	3,755,880
6.02% 6/15/26 (a)	3,770,000	4,041,361
8.35% 7/15/46 (a)	3,801,000	4,427,192
Tyco Electronics Group SA 6.55% 10/1/17	4,758,000	5,018,957
		17,243,390
IT Services - 0.1%
The Western Union Co. 2.875% 12/10/17	926,000	938,510
Software - 1.7%
Microsoft Corp.:
1.55% 8/8/21	6,002,000	5,989,882
3.7% 8/8/46	6,065,000	6,300,922
Oracle Corp.:
3.25% 5/15/30	4,148,000	4,371,627
4.375% 5/15/55	4,148,000	4,513,294
5.375% 7/15/40	240,000	300,827
		21,476,552
Technology Hardware, Storage & Peripherals - 1.0%
Apple, Inc. 3.85% 8/4/46	5,043,000	5,226,631
Hewlett Packard Enterprise Co.:
4.4% 10/15/22 (a)	3,420,000	3,612,101
6.2% 10/15/35 (a)	3,426,000	3,594,967
		12,433,699

TOTAL INFORMATION TECHNOLOGY		52,092,151

MATERIALS - 0.6%
Chemicals - 0.5%
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 1.7% 5/1/18 (a)	5,220,000	5,219,551
Ecolab, Inc. 1.45% 12/8/17	434,000	435,206
		5,654,757
Metals & Mining - 0.1%
BHP Billiton Financial (U.S.A.) Ltd.:
6.25% 10/19/75 (a)(b)	407,000	444,648
6.75% 10/19/75 (a)(b)	1,010,000	1,151,501
		1,596,149

TOTAL MATERIALS		7,250,906

TELECOMMUNICATION SERVICES - 4.0%
Diversified Telecommunication Services - 3.6%
AT&T, Inc.:
2.8% 2/17/21	4,900,000	5,049,773
4.5% 5/15/35	4,270,000	4,520,931
4.75% 5/15/46	2,316,000	2,476,610
5.55% 8/15/41	2,700,000	3,188,611
British Telecommunications PLC 2.35% 2/14/19	4,623,000	4,719,357
Verizon Communications, Inc.:
1.375% 8/15/19	9,000,000	8,972,991
2.45% 11/1/22	634,000	643,589
3.5% 11/1/21	1,420,000	1,526,210
4.6% 4/1/21	460,000	513,502
4.862% 8/21/46	5,287,000	5,878,081
5.012% 8/21/54	6,001,000	6,579,832
		44,069,487
Wireless Telecommunication Services - 0.4%
Rogers Communications, Inc. 4.1% 10/1/23	4,398,000	4,890,800

TOTAL TELECOMMUNICATION SERVICES		48,960,287

UTILITIES - 6.9%
Electric Utilities - 3.8%
Cleco Corporate Holdings LLC 3.743% 5/1/26 (a)	1,215,000	1,276,032
Cleveland Electric Illuminating Co. 5.7% 4/1/17	223,000	228,121
DPL, Inc. 6.75% 10/1/19	3,400,000	3,434,000
Duke Energy Corp. 1.8% 9/1/21	675,000	673,238
Duke Energy Industries, Inc. 4.9% 7/15/43	3,000,000	3,637,224
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (a)	500,000	564,335
6.4% 9/15/20 (a)	1,310,000	1,485,671
FirstEnergy Corp.:
2.75% 3/15/18	699,000	705,973
4.25% 3/15/23	1,919,000	2,029,429
7.375% 11/15/31	6,732,000	8,783,449
Indiana Michigan Power Co. 4.55% 3/15/46	1,274,000	1,461,077
IPALCO Enterprises, Inc. 3.45% 7/15/20	1,894,000	1,941,350
Nevada Power Co. 6.65% 4/1/36	500,000	689,386
Southern Co.:
1.55% 7/1/18	11,192,000	11,234,552
1.85% 7/1/19	6,599,000	6,643,966
Tampa Electric Co. 6.55% 5/15/36	500,000	698,098
TECO Finance, Inc. 5.15% 3/15/20	114,000	125,450
Xcel Energy, Inc. 4.8% 9/15/41	554,000	666,363
		46,277,714
Gas Utilities - 0.6%
Boston Gas Co. 4.487% 2/15/42 (a)	2,000,000	2,228,324
Florida Gas Transmission Co. LLC 4.35% 7/15/25 (a)	5,023,000	5,223,850
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	18,000	19,272
		7,471,446
Independent Power and Renewable Electricity Producers - 0.9%
Kinder Morgan Finance Co. LLC 6% 1/15/18 (a)	7,411,000	7,771,849
TransAlta Corp. 1.9% 6/3/17	3,700,000	3,702,313
		11,474,162
Multi-Utilities - 1.6%
Dominion Resources, Inc.:
2.9311% 9/30/66 (b)	7,158,000	5,654,820
3.4561% 6/30/66 (b)	145,000	127,600
NiSource Finance Corp.:
5.25% 2/15/43	234,000	284,718
5.95% 6/15/41	1,493,000	1,901,509
6.4% 3/15/18	24,000	25,676
Puget Energy, Inc.:
3.65% 5/15/25	2,935,000	3,055,629
5.625% 7/15/22	4,240,000	4,868,711
6.5% 12/15/20	613,000	712,404
Sempra Energy:
2.3% 4/1/17	3,024,000	3,044,488
2.875% 10/1/22	224,000	231,461
Wisconsin Energy Corp. 6.25% 5/15/67 (b)	117,000	100,035
		20,007,051

TOTAL UTILITIES		85,230,373

TOTAL NONCONVERTIBLE BONDS
(Cost $976,683,475)		1,021,677,392

U.S. Treasury Obligations - 3.1%
U.S. Treasury Bonds 3% 11/15/45	29,837,000	34,761,254
U.S. Treasury Notes 2.25% 11/15/25	2,660,000	2,812,328
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $35,676,993)		37,573,582

Municipal Securities - 0.5%
American Muni. Pwr., Inc. Rev. (Combined Hydroelectric Proj.) Series 2010 B, 8.084% 2/15/50	280,000	473,514
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	$40,000	$62,122
7.5% 4/1/34	1,165,000	1,798,189
7.55% 4/1/39	1,815,000	2,957,506
7.625% 3/1/40	345,000	556,920
TOTAL MUNICIPAL SECURITIES
(Cost $4,745,030)		5,848,251

Bank Notes - 2.1%
Capital One Bank NA 2.3% 6/5/19	5,000,000	5,061,665
JPMorgan Chase Bank 6% 10/1/17	10,850,000	11,375,064
Marshall & Ilsley Bank 5% 1/17/17	1,027,000	1,039,486
Regions Bank 7.5% 5/15/18	7,499,000	8,187,678
TOTAL BANK NOTES
(Cost $25,211,343)		25,663,893

Commercial Paper - 1.2%
BAT International Finance PLC 0.8% 9/23/16
(Cost $14,992,667)	15,000,000	14,992,794
	Shares	Value

Fixed-Income Funds - 3.6%
Fidelity Specialized High Income Central Fund (c)
(Cost $45,397,289)	435,000	44,831,142
	Principal Amount	Value

Preferred Securities - 1.2%
FINANCIALS - 1.2%
Banks - 1.2%
Barclays Bank PLC 7.625% 11/21/22 (Cost $14,473,018)	12,560,000	14,372,932
	Shares	Value

Money Market Funds - 5.3%
Fidelity Cash Central Fund, 0.42% (d)
(Cost $65,591,065)	65,591,065	65,591,065
TOTAL INVESTMENT PORTFOLIO - 99.8%
(Cost $1,182,770,880)		1,230,551,051
NET OTHER ASSETS (LIABILITIES) - 0.2%		2,713,820
NET ASSETS - 100%		$1,233,264,871

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $189,261,727 or 15.3% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$211,417
Fidelity Specialized High Income Central Fund	2,342,034
Total	$2,553,451

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Specialized High Income Central Fund	$41,748,012	$2,342,092	$--	$44,831,142	5.4%
Total	$41,748,012	$2,342,092	$--	$44,831,142

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$1,021,677,392	$--	$1,021,677,392	$--
U.S. Government and Government Agency Obligations	37,573,582	--	37,573,582	--
Municipal Securities	5,848,251	--	5,848,251	--
Bank Notes	25,663,893	--	25,663,893	--
Commercial Paper	14,992,794	--	14,992,794	--
Fixed-Income Funds	44,831,142	44,831,142	--	--
Preferred Securities	14,372,932	--	14,372,932	--
Money Market Funds	65,591,065	65,591,065	--	--
Total Investments in Securities:	$1,230,551,051	$110,422,207	$1,120,128,844	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	80.7%
United Kingdom	6.4%
Canada	3.2%
Netherlands	3.0%
France	1.6%
Mexico	1.1%
Luxembourg	1.0%
Others (Individually Less Than 1%)	3.0%
100.0%

The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2016
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,071,782,526)	$1,120,128,844
Fidelity Central Funds (cost $110,988,354)	110,422,207
Total Investments (cost $1,182,770,880)		$1,230,551,051
Receivable for fund shares sold		2,351,423
Interest receivable		10,801,905
Distributions receivable from Fidelity Central Funds		26,848
Total assets		1,243,731,227
Liabilities
Payable for investments purchased	$9,100,930
Payable for fund shares redeemed	678,003
Distributions payable	197,025
Accrued management fee	353,742
Distribution and service plan fees payable	27,758
Other affiliated payables	108,898
Total liabilities		10,466,356
Net Assets		$1,233,264,871
Net Assets consist of:
Paid in capital		$1,189,773,153
Undistributed net investment income		533,636
Accumulated undistributed net realized gain (loss) on investments		(4,822,089)
Net unrealized appreciation (depreciation) on investments		47,780,171
Net Assets		$1,233,264,871
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($43,691,167 ÷ 3,726,227 shares)		$11.73
Maximum offering price per share (100/96.00 of $11.73)		$12.22
Class T:
Net Asset Value and redemption price per share ($9,443,133 ÷ 805,375 shares)		$11.73
Maximum offering price per share (100/96.00 of $11.73)		$12.22
Class C:
Net Asset Value and offering price per share ($20,815,615 ÷ 1,775,487 shares)(a)		$11.72
Corporate Bond:
Net Asset Value, offering price and redemption price per share ($1,000,845,201 ÷ 85,359,222 shares)		$11.73
Class I:
Net Asset Value, offering price and redemption price per share ($158,469,755 ÷ 13,515,128 shares)		$11.73

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended August 31, 2016
Investment Income
Dividends		$866,954
Interest		36,311,917
Income from Fidelity Central Funds		2,553,451
Total income		39,732,322
Expenses
Management fee	$3,663,670
Transfer agent fees	1,166,816
Distribution and service plan fees	297,961
Independent trustees' fees and expenses	4,557
Miscellaneous	2,121
Total expenses before reductions	5,135,125
Expense reductions	(68)	5,135,057
Net investment income (loss)		34,597,265
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(4,868,212)
Total net realized gain (loss)		(4,868,212)
Change in net unrealized appreciation (depreciation) on investment securities		62,297,183
Net gain (loss)		57,428,971
Net increase (decrease) in net assets resulting from operations		$92,026,236

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended August 31, 2016	Year ended August 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$34,597,265	$32,982,717
Net realized gain (loss)	(4,868,212)	2,801,939
Change in net unrealized appreciation (depreciation)	62,297,183	(44,998,470)
Net increase (decrease) in net assets resulting from operations	92,026,236	(9,213,814)
Distributions to shareholders from net investment income	(34,329,909)	(32,369,363)
Distributions to shareholders from net realized gain	–	(636,659)
Total distributions	(34,329,909)	(33,006,022)
Share transactions - net increase (decrease)	198,359,159	209,771,781
Total increase (decrease) in net assets	256,055,486	167,551,945
Net Assets
Beginning of period	977,209,385	809,657,440
End of period	$1,233,264,871	$977,209,385
Other Information
Undistributed net investment income end of period	$533,636	$282,922

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Corporate Bond Fund Class A

Years ended August 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.11	$11.53	$10.81	$11.42	$10.70
Income from Investment Operations
Net investment income (loss)A	.337	.319	.305	.277	.287
Net realized and unrealized gain (loss)	.618	(.420)	.720	(.536)	.857
Total from investment operations	.955	(.101)	1.025	(.259)	1.144
Distributions from net investment income	(.335)	(.312)	(.305)	(.273)	(.294)
Distributions from net realized gain	–	(.007)	–	(.078)	(.130)
Total distributions	(.335)	(.319)	(.305)	(.351)	(.424)
Net asset value, end of period	$11.73	$11.11	$11.53	$10.81	$11.42
Total ReturnB,C	8.77%	(.92)%	9.60%	(2.36)%	10.98%
Ratios to Average Net AssetsD,E
Expenses before reductions	.79%	.79%	.79%	.76%	.76%
Expenses net of fee waivers, if any	.79%	.79%	.79%	.76%	.76%
Expenses net of all reductions	.79%	.79%	.79%	.76%	.76%
Net investment income (loss)	3.00%	2.79%	2.73%	2.43%	2.62%
Supplemental Data
Net assets, end of period (000 omitted)	$43,691	$29,835	$27,677	$21,833	$40,842
Portfolio turnover rateF	40%	50%	61%	58%	103%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than 005%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Corporate Bond Fund Class T

Years ended August 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.11	$11.53	$10.81	$11.42	$10.69
Income from Investment Operations
Net investment income (loss)A	.328	.311	.298	.272	.284
Net realized and unrealized gain (loss)	.617	(.420)	.720	(.537)	.868
Total from investment operations	.945	(.109)	1.018	(.265)	1.152
Distributions from net investment income	(.325)	(.304)	(.298)	(.267)	(.292)
Distributions from net realized gain	–	(.007)	–	(.078)	(.130)
Total distributions	(.325)	(.311)	(.298)	(.345)	(.422)
Net asset value, end of period	$11.73	$11.11	$11.53	$10.81	$11.42
Total ReturnB,C	8.68%	(.99)%	9.53%	(2.42)%	11.06%
Ratios to Average Net AssetsD,E
Expenses before reductions	.87%	.86%	.85%	.80%	.79%
Expenses net of fee waivers, if any	.87%	.86%	.85%	.80%	.79%
Expenses net of all reductions	.87%	.86%	.85%	.80%	.79%
Net investment income (loss)	2.92%	2.72%	2.67%	2.39%	2.59%
Supplemental Data
Net assets, end of period (000 omitted)	$9,443	$7,812	$6,651	$6,502	$12,078
Portfolio turnover rateF	40%	50%	61%	58%	103%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than 005%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Corporate Bond Fund Class C

Years ended August 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.11	$11.53	$10.80	$11.42	$10.69
Income from Investment Operations
Net investment income (loss)A	.253	.231	.219	.189	.204
Net realized and unrealized gain (loss)	.607	(.419)	.730	(.544)	.868
Total from investment operations	.860	(.188)	.949	(.355)	1.072
Distributions from net investment income	(.250)	(.225)	(.219)	(.187)	(.212)
Distributions from net realized gain	–	(.007)	–	(.078)	(.130)
Total distributions	(.250)	(.232)	(.219)	(.265)	(.342)
Net asset value, end of period	$11.72	$11.11	$11.53	$10.80	$11.42
Total ReturnB,C	7.86%	(1.67)%	8.86%	(3.20)%	10.25%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.54%	1.55%	1.56%	1.53%	1.51%
Expenses net of fee waivers, if any	1.54%	1.55%	1.56%	1.53%	1.51%
Expenses net of all reductions	1.54%	1.55%	1.56%	1.53%	1.51%
Net investment income (loss)	2.25%	2.03%	1.96%	1.66%	1.86%
Supplemental Data
Net assets, end of period (000 omitted)	$20,816	$20,372	$11,713	$13,705	$24,613
Portfolio turnover rateF	40%	50%	61%	58%	103%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the contingent deferred sales charge.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Corporate Bond Fund

Years ended August 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.11	$11.53	$10.81	$11.42	$10.70
Income from Investment Operations
Net investment income (loss)A	.375	.358	.342	.309	.321
Net realized and unrealized gain (loss)	.618	(.420)	.721	(.532)	.858
Total from investment operations	.993	(.062)	1.063	(.223)	1.179
Distributions from net investment income	(.373)	(.351)	(.343)	(.309)	(.329)
Distributions from net realized gain	–	(.007)	–	(.078)	(.130)
Total distributions	(.373)	(.358)	(.343)	(.387)	(.459)
Net asset value, end of period	$11.73	$11.11	$11.53	$10.81	$11.42
Total ReturnB	9.14%	(.58)%	9.96%	(2.06)%	11.32%
Ratios to Average Net AssetsC,D
Expenses before reductions	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	3.34%	3.13%	3.07%	2.74%	2.93%
Supplemental Data
Net assets, end of period (000 omitted)	$1,000,845	$800,365	$697,733	$771,621	$471,540
Portfolio turnover rateE	40%	50%	61%	58%	103%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Corporate Bond Fund Class I

Years ended August 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.11	$11.53	$10.81	$11.42	$10.70
Income from Investment Operations
Net investment income (loss)A	.369	.350	.336	.301	.316
Net realized and unrealized gain (loss)	.618	(.418)	.720	(.530)	.858
Total from investment operations	.987	(.068)	1.056	(.229)	1.174
Distributions from net investment income	(.367)	(.345)	(.336)	(.303)	(.324)
Distributions from net realized gain	–	(.007)	–	(.078)	(.130)
Total distributions	(.367)	(.352)	(.336)	(.381)	(.454)
Net asset value, end of period	$11.73	$11.11	$11.53	$10.81	$11.42
Total ReturnB	9.08%	(.63)%	9.90%	(2.11)%	11.27%
Ratios to Average Net AssetsC,D
Expenses before reductions	.50%	.50%	.51%	.52%	.49%
Expenses net of fee waivers, if any	.50%	.50%	.51%	.51%	.49%
Expenses net of all reductions	.50%	.50%	.51%	.51%	.49%
Net investment income (loss)	3.29%	3.07%	3.01%	2.68%	2.88%
Supplemental Data
Net assets, end of period (000 omitted)	$158,470	$118,825	$65,882	$49,866	$5,996
Portfolio turnover rateE	40%	50%	61%	58%	103%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended August 31, 2016

1. Organization.

Fidelity Corporate Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Corporate Bond and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Specialized High Income Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Loans & Direct Debt Instruments Restricted Securities	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, municipal securities, preferred securities, U.S. government and government agency obligations and commercial paper are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2016, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2016, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, partnerships (including allocations from Fidelity Central Funds), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$56,632,885
Gross unrealized depreciation	(6,459,840)
Net unrealized appreciation (depreciation) on securities	$50,173,045
Tax Cost	$1,180,378,006

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$30,941
Capital loss carryforward	$(6,712,267)
Net unrealized appreciation (depreciation) on securities and other investments	$50,173,045

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

No expiration
Short-term	$(2,188,658)
Long-term	(4,523,608)
Total no expiration	$(6,712,267)

The tax character of distributions paid was as follows:

August 31, 2016	August 31, 2015

Ordinary Income	$34,329,909	$ 33,006,022

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $464,020,868 and $320,413,335, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .35% of the Fund's average net assets. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as transfer agent and distribution and service plan fees and interest expense, including commitment fees.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$87,154	$606
Class T	-%	.25%	20,754	54
Class C	.75%	.25%	190,053	61,043
			$297,961	$61,703

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$11,558
Class T	2,696
Class C(a)	9,207
$23,461

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Corporate Bond. FIIOC receives an asset-based fee of .10% of Corporate Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Class A	$65,638.19
Class T	22,491.27
Class C	36,677.19
Corporate Bond	848,386.10
Class I	193,624.15
	$1,166,816

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,121 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $68.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended August 31, 2016	Year ended August 31, 2015
From net investment income
Class A	$1,034,952	$813,671
Class T	240,553	210,742
Class C	424,033	348,748
Corporate Bond	28,466,707	28,038,926
Class I	4,163,664	2,957,276
Total	$34,329,909	$32,369,363
From net realized gain
Class A	$–	$18,619
Class T	–	4,862
Class C	–	9,110
Corporate Bond	–	560,454
Class I	–	43,614
Total	$–	$636,659

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended August 31, 2016	Year ended August 31, 2015	Year ended August 31, 2016	Year ended August 31, 2015
Class A
Shares sold	2,126,858	1,588,722	$24,052,275	$18,202,646
Reinvestment of distributions	88,382	68,942	995,253	788,156
Shares redeemed	(1,174,815)	(1,371,598)	(13,254,304)	(15,714,537)
Net increase (decrease)	1,040,425	286,066	$11,793,224	$3,276,265
Class T
Shares sold	331,986	417,162	$3,741,093	$4,774,665
Reinvestment of distributions	21,004	18,340	236,121	209,687
Shares redeemed	(250,824)	(309,008)	(2,802,775)	(3,517,632)
Net increase (decrease)	102,166	126,494	$1,174,439	$1,466,720
Class C
Shares sold	958,954	1,358,833	$10,772,394	$15,615,558
Reinvestment of distributions	37,147	30,744	416,870	350,856
Shares redeemed	(1,054,744)	(571,153)	(11,648,634)	(6,502,091)
Net increase (decrease)	(58,643)	818,424	$(459,370)	$9,464,323
Corporate Bond
Shares sold	38,155,563	48,939,032	$431,559,422	$561,678,125
Reinvestment of distributions	2,364,319	2,357,302	26,571,506	26,966,661
Shares redeemed	(27,211,196)	(39,742,648)	(304,477,232)	(450,652,855)
Net increase (decrease)	13,308,686	11,553,686	$153,653,696	$137,991,931
Class I
Shares sold	5,190,569	6,825,368	$59,061,593	$78,597,874
Reinvestment of distributions	360,872	259,436	4,062,389	2,961,561
Shares redeemed	(2,732,943)	(2,100,347)	(30,926,812)	(23,986,893)
Net increase (decrease)	2,818,498	4,984,457	$32,197,170	$57,572,542

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity Corporate Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Corporate Bond Fund (a fund of Fidelity Salem Street Trust) at August 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity Corporate Bond Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2016 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
October 18, 2016

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Jonathan Chiel, Jennifer Toolin McAuliffe, and Mark A. Murray, each of the Trustees oversees 244 funds. Mr. Chiel oversees 111 funds. Ms. McAuliffe and Mr. Murray each oversees 191 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as President (2013-present) and Chief Executive Officer (2014-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present), Chairman and Director of FMR (investment adviser firm, 2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Ms. McAuliffe previously served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)

Year of Election or Appointment: 2007

Trustee

Mr. Keyes also serves as Trustee of other Fidelity® funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (U.K.) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jeffrey S. Christian (1961)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Christian also serves as Assistant Treasurer of other funds. Mr. Christian is an employee of Fidelity Investments (2003-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)

Year of Election or Appointment: 2015

Vice President

Mr. Goebel serves as Vice President of other funds and is an employee of Fidelity Investments (2001-present). Mr. Goebel serves as Senior Vice President of Fidelity Management & Research Company (FMR) (investment adviser firm, 2016-present). Previously, Mr. Goebel served as Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-2015), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-2015), and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-2015); General Counsel, Secretary, and Senior Vice President of FMR (investment adviser firm, 2008-2015) and FMR Co., Inc. (investment adviser firm, 2008-2015); Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-2015) and Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2008-2015); Chief Legal Officer (CLO) of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-2015); Secretary and CLO of certain Fidelity® funds (2008-2015); Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

John F. Papandrea (1972)

Year of Election or Appointment: 2016

Anti-Money Laundering (AML) Officer

Mr. Papandrea also serves as AML Officer of other funds. Mr. Papandrea is Vice President of FMR LLC (diversified financial services company, 2008-present) and is an employee of Fidelity Investments (2005-present).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of FMR Investment Management (U.K.) Limited (investment adviser firm, 2015-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Christine J. Thompson (1958)

Year of Election or Appointment: 2015

Vice President of Fidelity's Bond Funds

Ms. Thompson also serves as Vice President of other funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments (1985-present). Previously, Ms. Thompson served as Vice President of Fidelity's Bond Funds (2010-2012).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2016 to August 31, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2016	Ending Account Value August 31, 2016	Expenses Paid During Period-B March 1, 2016 to August 31, 2016
Class A	.78%
Actual		$1,000.00	$1,092.90	$4.10
Hypothetical-C		$1,000.00	$1,021.22	$3.96
Class T	.87%
Actual		$1,000.00	$1,092.40	$4.58
Hypothetical-C		$1,000.00	$1,020.76	$4.42
Class C	1.53%
Actual		$1,000.00	$1,087.90	$8.03
Hypothetical-C		$1,000.00	$1,017.44	$7.76
Corporate Bond	.45%
Actual		$1,000.00	$1,094.70	$2.37
Hypothetical-C		$1,000.00	$1,022.87	$2.29
Class I	.50%
Actual		$1,000.00	$1,094.40	$2.63
Hypothetical-C		$1,000.00	$1,022.62	$2.54

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio. In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .005%.

 C 5% return per year before expenses

Distributions (Unaudited)

A total of 1.38% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $19,495,536 of distributions paid during the period January 1, 2016 to August 31, 2016 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2017 of amounts for use in preparing 2016 income tax returns.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

CBD-ANN-1016
1.907004.106

Fidelity® Conservative Income Bond Fund Fidelity® Conservative Income Bond Fund and Institutional Class Annual Report August 31, 2016

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended August 31, 2016	Past 1 year	Past 5 years	Life of fundA
Fidelity® Conservative Income Bond Fund	0.83%	0.63%	0.58%
Institutional Class	0.93%	0.73%	0.68%

 A From March 3, 2011

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Conservative Income Bond Fund, a class of the fund, on March 3, 2011, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. 3-6 Month Treasury Bill Index performed over the same period.

Period Ending Values
$10,326	Fidelity® Conservative Income Bond Fund
$10,095	Barclays® U.S. 3-6 Month Treasury Bill Index

Management's Discussion of Fund Performance

Market Recap:  Taxable investment-grade bonds gained solidly for the 12 months ending August 31, 2016, a volatile period marked by persistent concern about global growth, divergent global monetary policies and Brexit – the U.K.’s late-June referendum vote to leave the European Union. The Barclays U.S. Aggregate Bond Index rose 5.97% the past year, gaining significant ground in the mid-to-late stages of the period. The return primarily was driven by bond-price gains, partly as foreign investors sought the relatively higher yields and stability of U.S. fixed-income securities. Bond yields trended lower and the yield curve flattened for much of the period, especially in early 2016, soon after the U.S. Federal Reserve raised policy interest rates. Still, U.S. yields remained higher than those in most industrial countries, especially in Japan and parts of Europe, where rates largely were negative. Within the Barclays index, investment-grade corporate bonds led all major market segments by far, with a return of 9.64%. U.S. Treasuries, meanwhile, lagged many spread-based sectors, returning 5.14%. Commercial mortgage-backed securities topped the index, returning 6.72%, although most other securitized sectors fell short. Riskier, non-core fixed-income segments, including emerging-markets debt, led the broader market amid a strong surge in the period’s second half.

Comments from Robert Chan and Rob Galusza, who became Co-Managers of the fund, effective November 1, 2015:  Overall, I think we did a good job of managing risk this period in a dynamic market environment. For the year, the fund's share classes easily bested the 0.38% return of the benchmark Barclays U.S. 3-6 Month Treasury Bill Index. During the same time frame, the fund's per-share price, or net asset value (NAV) held fairly steady. Corporate bonds contributed most to the fund's results versus the benchmark. Within corporates, the bonds of banking companies added significant value, while the bonds of insurance, consumer cyclical and communications firms also contributed. Elsewhere, government-related bonds helped, as did the fund's cash position, averaging about 9% for the period. Conversely, a small position in U.S. Treasuries, as well as the fund's overall yield-curve positioning, provided liquidity but created little value. Additionally, we could have done better with our fairly small stake in the bonds of utility companies. As of August 31, the fund holds significantly fewer bank bonds and a reduced stake in government-related securities, as compared with 12 months ago. Conversely, the fund holds a significantly larger stake in industrial-company bonds. Despite these tactical changes, the fund remains focused on competitive income generation and seeking to keep the fund's NAV fairly stable.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Effective Maturity Diversification

Days	% of Fund's investments 8/31/16	% of Fund's investments 2/29/16
0-30	28.9	30.3
31-90	21.3	25.0
91-180	8.7	6.9
181-397	11.5	6.9
> 397	29.6	30.9

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Asset Allocation (% of fund's net assets)

As of August 31, 2016 *
Corporate Bonds	66.9%
U.S. Treasury Obligations	2.8%
Municipal Securities	4.7%
Bank Notes	0.7%
Certificates of Deposit	3.9%
Commercial Paper	9.6%
Cash and Cash Equivalents	12.7%
Net Other Assets (Liabilities)**	(1.3)%

 * Foreign investments - 37.6%

 ** Net Other Assets (Liabilities) are not included in the pie chart

As of February 29, 2016*
Corporate Bonds	75.3%
U.S. Treasury Obligations	3.7%
Municipal Securities	5.2%
Certificates of Deposit	1.5%
Cash and Cash Equivalents	14.5%
Net Other Assets (Liabilities)**	(0.2)%

 * Foreign investments - 35.4%

 ** Net Other Assets (Liabilities) are not included in the pie chart

Investments August 31, 2016

Showing Percentage of Net Assets

Nonconvertible Bonds - 66.9%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 2.2%
Automobiles - 1.6%
American Honda Finance Corp. 1.636% 2/22/19 (a)	$20,694,000	$20,955,076
Daimler Finance North America LLC:
1.0965% 8/1/17 (a)(b)	23,500,000	23,487,263
1.1058% 3/2/18 (a)(b)	20,000,000	20,009,800
1.4691% 8/3/17 (a)(b)	12,500,000	12,541,975
Volkswagen Group of America Finance LLC 1.1871% 5/23/17 (a)(b)	6,435,000	6,420,393
		83,414,507
Media - 0.6%
NBCUniversal Enterprise, Inc. 1.3651% 4/15/18 (a)(b)	34,167,000	34,449,903

TOTAL CONSUMER DISCRETIONARY		117,864,410

CONSUMER STAPLES - 1.9%
Beverages - 0.4%
Anheuser-Busch InBev Finance, Inc. 0.9235% 1/27/17 (a)	20,325,000	20,330,955
Tobacco - 1.5%
BAT International Finance PLC 1.1625% 6/15/18 (a)(b)	56,200,000	56,358,653
Philip Morris International, Inc. 1.25% 8/11/17	26,387,000	26,432,834
		82,791,487

TOTAL CONSUMER STAPLES		103,122,442

ENERGY - 5.4%
Oil, Gas & Consumable Fuels - 5.4%
BP Capital Markets PLC:
1.1565% 2/10/17 (a)	6,853,000	6,856,673
1.846% 5/5/17	64,393,000	64,672,272
Chevron Corp. 1.3183% 5/16/18 (a)	23,250,000	23,358,833
Enbridge, Inc. 1.1358% 6/2/17 (a)	12,465,000	12,355,408
Exxon Mobil Corp. 1.4293% 2/28/18 (a)	27,050,000	27,263,262
Schlumberger Investment SA 1.25% 8/1/17 (b)	25,000,000	25,006,250
Shell International Finance BV:
1.1265% 5/10/17 (a)	67,654,000	67,746,686
1.3865% 11/10/18 (a)	37,271,000	37,573,976
TransCanada PipeLines Ltd. 1.625% 11/9/17	20,000,000	20,053,200
		284,886,560
FINANCIALS - 51.0%
Banks - 41.5%
ABN AMRO Bank NV 1.543% 10/28/16 (a)(b)	92,372,000	92,472,778
ANZ Banking Group Ltd. 1.5683% 11/16/18 (a)(b)	20,000,000	20,098,680
Bank of America Corp.:
0.9334% 10/14/16 (a)	25,180,000	25,183,878
1.4354% 8/25/17 (a)	18,000,000	18,020,628
Bank of America NA:
1.1301% 6/5/17 (a)	23,080,000	23,101,164
1.2076% 5/8/17 (a)	8,200,000	8,219,344
Bank of Montreal:
1.2646% 4/9/18 (a)	4,000,000	4,017,768
1.35% 8/28/18	25,000,000	24,977,700
Bank of Nova Scotia:
1.3% 7/21/17	11,295,000	11,308,475
1.375% 12/18/17	9,479,000	9,488,669
1.5101% 1/15/19 (a)	19,500,000	19,564,194
2.55% 1/12/17	12,687,000	12,755,713
Bank of Tokyo-Mitsubishi UFJ Ltd.:
0.9707% 9/8/17 (a)(b)	10,370,000	10,336,277
1.068% 3/10/17 (a)(b)	41,655,000	41,702,070
1.2301% 3/5/18 (a)(b)	14,900,000	14,889,853
1.2666% 9/9/16 (a)(b)	7,550,000	7,550,468
1.6756% 9/14/18 (a)(b)	16,135,000	16,250,623
Banque Federative du Credit Mutuel SA:
1.5456% 1/20/17 (a)(b)	62,375,000	62,519,710
1.593% 10/28/16 (a)(b)	87,275,000	87,374,232
Barclays Bank PLC:
1.3841% 2/17/17 (a)	1,370,000	1,370,838
5% 9/22/16	54,000,000	54,103,464
Barclays PLC 2% 3/16/18	12,000,000	12,008,700
BB&T Corp. 1.5125% 6/15/18 (a)	21,825,000	21,996,763
BNP Paribas SA:
1.2461% 12/12/16 (a)	35,000,000	35,045,850
1.2476% 5/7/17 (a)	43,950,000	44,007,575
BPCE SA:
1.2864% 6/17/17 (a)	20,200,000	20,219,251
1.3713% 11/18/16 (a)	12,900,000	12,910,836
1.6565% 2/10/17 (a)	32,915,000	32,976,979
Branch Banking & Trust Co. 1.1031% 12/1/16 (a)	10,000,000	10,005,100
Canadian Imperial Bank of Commerce 1.3534% 9/6/19 (a)	25,000,000	25,013,200
Capital One NA:
1.4576% 2/5/18 (a)	16,125,000	16,098,313
1.9541% 8/17/18 (a)	30,000,000	30,202,140
Citigroup, Inc.:
1.4235% 4/27/18 (a)	10,000,000	10,026,590
1.497% 11/15/16 (a)	18,000,000	18,018,036
1.5866% 6/7/19 (a)	50,000,000	50,309,800
1.6315% 7/30/18 (a)	25,000,000	25,155,200
Commonwealth Bank of Australia:
1.1466% 9/20/16 (a)(b)	17,000,000	17,004,080
1.5491% 11/2/18 (a)(b)	22,500,000	22,643,978
1.7125% 3/15/19 (a)(b)	22,000,000	22,247,390
Credit Agricole SA:
1.2011% 6/12/17 (a)(b)	31,600,000	31,591,026
1.5034% 10/3/16 (a)(b)	31,110,000	31,126,271
Credit Suisse New York Branch 1.3154% 5/26/17 (a)	72,585,000	72,632,180
Fifth Third Bank:
1.15% 11/18/16	22,555,000	22,563,503
1.3113% 11/18/16 (a)	24,825,000	24,836,097
1.721% 8/20/18 (a)	30,000,000	30,184,560
HSBC U.S.A., Inc.:
1.1313% 3/3/17 (a)	39,637,000	39,637,000
1.5% 11/13/17	23,025,000	22,992,443
Huntington National Bank 1.1395% 4/24/17 (a)	20,000,000	19,986,180
ING Bank NV:
1.2048% 3/16/18 (a)(b)	38,300,000	38,368,480
1.7765% 3/22/19 (a)(b)	10,000,000	10,145,630
3.75% 3/7/17 (b)	22,732,000	23,012,695
Intesa Sanpaolo SpA 2.375% 1/13/17	3,000,000	3,005,574
JP Morgan Chase Bank NA 1.0556% 6/14/17 (a)	30,000,000	29,983,290
JPMorgan Chase & Co.:
1.337% 2/15/17 (a)	16,734,000	16,760,892
1.35% 2/15/17	72,911,000	73,000,681
1.6145% 1/25/18 (a)	35,390,000	35,630,652
KeyBank NA:
1.1931% 6/1/18 (a)	18,000,000	17,967,024
1.3154% 11/25/16 (a)	24,307,000	24,322,046
Lloyds Bank PLC:
1.367% 5/14/18 (a)	30,000,000	29,897,790
1.7016% 1/22/19 (a)	20,000,000	20,087,480
Mizuho Bank Ltd. 1.2801% 3/26/18 (a)(b)	25,000,000	24,975,825
MUFG Americas Holdings Corp. 1.3624% 2/9/18 (a)	7,000,000	6,974,576
MUFG Union Bank NA:
1.3901% 9/26/16 (a)	29,615,000	29,629,215
1.5% 9/26/16	5,809,000	5,810,679
Nordea Bank AB 1.4964% 9/17/18 (a)(b)	24,350,000	24,514,289
PNC Bank NA 1.0931% 6/1/18 (a)	12,300,000	12,312,817
Royal Bank of Canada:
1.2135% 7/29/19 (a)	10,000,000	9,998,270
1.25% 6/16/17	4,574,000	4,580,596
1.4% 10/13/17	30,000,000	30,058,200
1.5% 1/16/18	15,000,000	15,030,480
1.5% 6/7/18	25,000,000	25,041,575
Royal Bank of Scotland Group PLC 1.5711% 3/31/17 (a)	12,255,000	12,244,056
Sumitomo Mitsui Banking Corp.:
0.9846% 7/11/17 (a)	15,000,000	14,998,830
1.2679% 1/16/18 (a)	23,500,000	23,511,656
1.35% 7/11/17 (Reg. S)	26,617,000	26,646,332
1.4545% 7/23/18 (a)	21,000,000	20,963,964
Sumitomo Mitsui Trust Bank Ltd. 1.4364% 9/16/16 (a)(b)	8,750,000	8,751,776
Svenska Handelsbanken AB 1.3293% 9/6/19 (a)	25,000,000	25,007,250
Swedbank AB 2.125% 9/29/17 (b)	21,250,000	21,403,383
The Toronto-Dominion Bank 1.45% 9/6/18	25,000,000	24,986,400
U.S. Bank NA:
1.2671% 8/23/17 (a)	20,000,000	20,034,260
1.45% 1/29/18	18,500,000	18,595,719
Union Bank NA 1.1776% 5/5/17 (a)	5,000,000	5,005,285
Wells Fargo & Co.:
0.9207% 9/8/17 (a)	3,271,000	3,268,995
1.3445% 4/23/18 (a)	10,776,000	10,819,815
2.1% 5/8/17	62,761,000	63,161,541
Wells Fargo Bank NA:
1.2322% 9/7/17 (a)	44,500,000	44,618,103
1.4416% 1/22/18 (a)	20,000,000	20,121,880
Westpac Banking Corp.:
1.3713% 8/19/19 (a)	25,500,000	25,489,265
1.4915% 7/30/18 (a)	9,260,000	9,311,097
1.5571% 11/23/18 (a)	15,000,000	15,070,245
		2,211,864,175
Capital Markets - 4.8%
Deutsche Bank AG London Branch:
1.2993% 5/30/17 (a)	25,000,000	24,870,500
1.427% 2/13/17 (a)	41,195,000	41,141,817
Morgan Stanley:
1.1291% 10/18/16 (a)	13,607,000	13,614,552
1.3934% 1/5/18 (a)	22,630,000	22,665,936
4.75% 3/22/17	33,663,000	34,298,389
UBS AG Stamford Branch:
1.1401% 9/26/16 (a)	25,000,000	25,006,375
1.2331% 6/1/17 (a)	30,000,000	30,007,500
1.3401% 3/26/18 (a)	65,450,000	65,661,927
		257,266,996
Consumer Finance - 2.9%
American Express Credit Corp.:
0.9465% 9/22/17 (a)	4,290,000	4,285,890
0.9501% 6/5/17 (a)	2,395,000	2,392,708
2.375% 3/24/17	46,508,000	46,862,205
Caterpillar Financial Services Corp.:
1.061% 11/20/17 (a)	23,250,000	23,267,438
1.5% 2/23/18	13,922,000	13,989,285
Toyota Motor Credit Corp.:
0.9871% 1/12/18 (a)	13,080,000	13,106,474
1.0364% 4/6/18 (a)	20,000,000	20,059,880
1.6313% 2/19/19 (a)	30,000,000	30,254,670
		154,218,550
Diversified Financial Services - 0.4%
Berkshire Hathaway Finance Corp. 1.2322% 3/7/18 (a)	20,000,000	20,127,240
Insurance - 1.4%
MassMutual Global Funding II 2% 4/5/17 (b)	37,209,000	37,421,649
New York Life Global Funding 1.0564% 4/6/18 (a)(b)	17,000,000	17,052,564
Principal Life Global Funding II 1.1731% 12/1/17 (a)(b)	5,000,000	5,022,750
Prudential Financial, Inc. 1.597% 8/15/18 (a)	14,060,000	14,032,091
		73,529,054

TOTAL FINANCIALS		2,717,006,015

HEALTH CARE - 2.2%
Health Care Providers & Services - 1.5%
UnitedHealth Group, Inc.:
1.1291% 1/17/17 (a)	39,500,000	39,546,887
1.4% 10/15/17	25,790,000	25,881,116
1.45% 7/17/17	11,950,000	11,997,812
		77,425,815
Pharmaceuticals - 0.7%
Actavis Funding SCS:
1.5481% 9/1/16 (a)	25,000,000	25,000,000
1.7361% 3/12/18 (a)	14,444,000	14,563,900
		39,563,900

TOTAL HEALTH CARE		116,989,715

INDUSTRIALS - 0.6%
Machinery - 0.4%
John Deere Capital Corp. 1.2311% 1/8/19 (a)	21,500,000	21,593,482
Road & Rail - 0.2%
Burlington Northern Santa Fe Corp. 5.65% 5/1/17	8,293,000	8,542,885

TOTAL INDUSTRIALS		30,136,367

INFORMATION TECHNOLOGY - 1.7%
Communications Equipment - 0.8%
Cisco Systems, Inc. 1.4% 2/28/18	40,000,000	40,202,960
IT Services - 0.2%
The Western Union Co. 5.93% 10/1/16	13,200,000	13,244,656
Technology Hardware, Storage & Peripherals - 0.7%
Apple, Inc. 0.8965% 8/2/19 (a)	29,130,000	29,095,044
Hewlett Packard Enterprise Co. 2.3934% 10/5/17 (a)(b)	9,000,000	9,071,595
		38,166,639

TOTAL INFORMATION TECHNOLOGY		91,614,255

TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 0.9%
BellSouth Corp. 4.4% 4/26/17 (a)(b)	30,000,000	30,594,450
Verizon Communications, Inc. 2.1825% 9/15/16 (a)	17,000,000	17,006,970
		47,601,420
Wireless Telecommunication Services - 0.3%
Vodafone Group PLC 1.25% 9/26/17	16,637,000	16,633,739

TOTAL TELECOMMUNICATION SERVICES		64,235,159

UTILITIES - 0.7%
Electric Utilities - 0.7%
Duke Energy Corp.:
1.0341% 4/3/17 (a)	4,200,000	4,206,166
2.15% 11/15/16	18,285,000	18,327,878
Xcel Energy, Inc. 1.2% 6/1/17	14,700,000	14,698,971
		37,233,015
TOTAL NONCONVERTIBLE BONDS
(Cost $3,557,992,641)		3,563,087,938

U.S. Treasury Obligations - 2.8%
U.S. Treasury Notes:
0.75% 2/28/18	$49,500,000	$49,474,854
0.875% 2/28/17	100,000,000	100,177,091
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $149,725,874)		149,651,945

Municipal Securities - 4.7%
Berkeley County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1995, 0.85% 9/7/16, VRDN (a)(c)	200,000	200,000
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.85% 9/7/16, VRDN (a)(c)	23,160,000	23,160,000
District of Columbia Hsg. Fin. Agcy. Multi-family Hsg. Rev. (WDC I LP Dev. Proj.) Series 2000, 0.81% 9/7/16, LOC SunTrust Banks, Inc., VRDN (a)(c)	250,000	250,000
Elsinore Valley Muni. Wtr. District Ctfs. of Prtn. Series 2008 B, 0.62% 9/7/16, LOC Bank of America NA, VRDN (a)	12,595,000	12,595,000
Hertford County Indl. Facilities Poll. Cont. Fing. Auth. (Nucor Corp. Proj.) Series 2000 A, 0.82% 9/7/16, VRDN (a)(c)	8,500,000	8,500,000
Indiana Dev. Fin. Auth. Envir. Rev. (PSI Energy Proj.) Series 2003 B, 0.7% 9/7/16, VRDN (a)(c)	9,950,000	9,950,000
Indiana Health & Edl. Facilities Fing. Auth. Hosp. Rev. (Howard Reg'l. Health Sys. Proj.) Series A, 0.58% 9/7/16, LOC BMO Harris Bank NA, VRDN (a)	5,735,000	5,735,000
Louisiana Pub. Facilities Auth. Rev. (Air Products & Chemicals, Inc. Proj.) Series 2002, 0.67% 9/7/16, VRDN (a)(c)	7,000,000	7,000,000
Memphis-Shelby County Indl. Dev. Board Facilities Rev. Series 2007, 0.85% 9/7/16, VRDN (a)(c)	3,000,000	3,000,000
New Jersey Econ. Dev. Auth. Rev. Series 2015 YY, 3.375% 6/15/17	27,000,000	27,239,760
New York City Indl. Dev. Agcy. Civic Facility Rev. (Casa Proj.) Series 2000, 0.58% 9/7/16, LOC JPMorgan Chase Bank, VRDN (a)	11,585,000	11,585,000
New York Urban Dev. Corp. Rev.:
Series 2008 A1, 0.58% 9/7/16, LOC Wells Fargo Bank NA, VRDN (a)	13,200,000	13,200,000
Series 2008 A5, 0.58% 9/7/16, LOC TD Banknorth, NA, VRDN (a)	13,900,000	13,900,000
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev. (Air Products Proj.) Series 2002, 0.67% 9/7/16, VRDN (a)(c)	5,000,000	5,000,000
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 0.8% 9/7/16, VRDN (a)	11,550,000	11,550,000
Series 2010 B1, 0.82% 9/7/16, VRDN (a)	97,100,000	97,100,000
Stanton County Indl. Dev. Rev. Series 1998, 0.85% 9/7/16, VRDN (a)(c)	1,200,000	1,200,000
TOTAL MUNICIPAL SECURITIES
(Cost $250,925,000)		251,164,760

Bank Notes - 0.7%
Bank of America NA 1.25% 2/14/17	5,750,000	5,753,899
Wells Fargo Bank NA 1.65% 1/22/18	33,800,000	33,994,587
TOTAL BANK NOTES
(Cost $39,637,944)		39,748,486

Certificates of Deposit - 3.9%
Canadian Imperial Bank of Commerce yankee:
0.99% 1/25/17	20,000,000	20,001,430
1.1132% 2/10/17 (a)	25,000,000	25,010,675
Royal Bank of Canada yankee 0.96% 11/22/16	30,000,000	30,011,667
Toronto-Dominion Bank yankee:
1% 2/6/17	85,000,000	84,959,413
1.03% 4/10/17	25,000,000	24,964,978
Toronto-Dominion Bank New York Branch yankee 1.0427% 2/1/17 (a)	25,000,000	25,012,800
TOTAL CERTIFICATES OF DEPOSIT
(Cost $210,008,726)		209,960,963

Commercial Paper - 9.6%
Atlantic Asset Securitization Corp. 1% 11/8/16	25,000,000	24,963,105
Bank of Nova Scotia yankee 0.91% 11/18/16	20,000,000	19,966,600
Chevron Corp. 0.7% 9/7/16	80,000,000	79,994,928
Commonwealth Bank of Australia yankee:
0.8% 9/30/16	49,385,000	49,364,011
0.82% 10/7/16	30,250,000	30,233,429
Credit Agricole CIB yankee 0.96% 12/7/16	30,000,000	29,925,927
Ontario Teachers' Finance Trust yankee:
0.9% 11/9/16	35,000,000	34,951,885
0.95% 11/30/16	15,530,000	15,500,047
0.98% 12/16/16	25,000,000	24,939,293
1% 1/27/17	15,000,000	14,942,387
Toyota Motor Credit Corp. 0.78% 9/7/16	80,000,000	79,994,944
Westpac Banking Corp.:
yankee:
0.95% 12/19/16	17,010,000	16,963,379
0.98% 1/5/17	63,000,000	62,788,194
1.1132% 3/9/17 (a)	25,000,000	24,992,875
TOTAL COMMERCIAL PAPER
(Cost $509,438,299)		509,521,004
	Shares	Value

Money Market Funds - 6.5%
Fidelity Cash Central Fund, 0.42% (d)
(Cost $347,219,367)	347,219,367	347,219,367
	Maturity Amount	Value

Cash Equivalents - 6.2%
Repurchase Agreements:
With:
Credit Suisse Securities (U.S.A.) LLC at 1.25%, dated 6/13/16 due 12/13/16 (Collateralized by U.S. Government Obligations valued at $87,790,188, 4.24% - 22.00%, 5/15/33 - 4/15/46)	85,540,104	85,011,050
Mizuho Securities U.S.A., Inc. at:
1.8%, dated 4/6/16 due 10/3/16 (Collateralized by Mortgage Loan Obligations valued at $65,279,520, 0.04% - 6.58%, 11/19/35 - 5/25/36)	60,540,000	59,999,400
1.9%, dated 7/14/16 due 9/2/16 (Collateralized by Mortgage Loan Obligations valued at $70,268,888, 0.29% - 7.08%, 5/25/37 - 5/25/47)	65,171,528	65,000,000
2.2%, dated 8/17/16 due 2/13/17 (Collateralized by Mortgage Loan Obligations valued at $23,021,084, 0.00%, 9/01/21)	20,220,000	20,026,600
Morgan Stanley & Co., Inc. at:
1.3%, dated 6/13/16 due 9/12/16 (Collateralized by US Treasury Obligations valued at $25,617,701, 0.13% - 2.63%, 4/15/17 - 5/15/25)(a)(e)	25,082,153	24,999,750
1.43%, dated 3/4/16 due 9/1/16:
(Collateralized by US Treasury Obligations valued at $25,743,452, 0.38% - 5.00%, 1/15/19 - 5/20/46) (a)(e)	25,179,743	25,000,000
(Collateralized by U.S. Government Obligations valued at $25,818,556, 0.25% - 5.50%, 7/15/23 - 12/01/45)(a)(e)	25,179,743	25,000,000
1.7%, dated 8/17/16 due 11/15/16 (Collateralized by Equity Securities valued at $27,019,125)	25,106,250	25,008,750
TOTAL CASH EQUIVALENTS
(Cost $330,000,000)		330,045,550
TOTAL INVESTMENT PORTFOLIO - 101.3%
(Cost $5,394,947,851)		5,400,400,013
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(70,658,115)
NET ASSETS - 100%		$5,329,741,898

Security Type Abbreviations

VRDN – Variable Rate Demand Note (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $906,416,759 or 17.0% of net assets.

 (c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (e) The maturity amount is based on the rate at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,041,139
Total	$1,041,139

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$3,563,087,938	$--	$3,563,087,938	$--
U.S. Government and Government Agency Obligations	149,651,945	--	149,651,945	--
Municipal Securities	251,164,760	--	251,164,760	--
Bank Notes	39,748,486	--	39,748,486	--
Certificates of Deposit	209,960,963	--	209,960,963	--
Commercial Paper	509,521,004	--	509,521,004	--
Money Market Funds	347,219,367	347,219,367	--	--
Cash Equivalents	330,045,550	--	330,045,550	--
Total Investments in Securities:	$5,400,400,013	$347,219,367	$5,053,180,646	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	62.4%
Canada	7.0%
France	6.7%
Australia	6.0%
United Kingdom	5.0%
Netherlands	5.0%
Japan	4.0%
Sweden	1.4%
Germany	1.3%
Luxembourg	1.2%
Others (Individually Less Than 1%)	0.0%
100.0%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2016
Assets
Investment in securities, at value (including repurchase agreements of $330,045,550) — See accompanying schedule: Unaffiliated issuers (cost $5,047,728,484)	$5,053,180,646
Fidelity Central Funds (cost $347,219,367)	347,219,367
Total Investments (cost $5,394,947,851)		$5,400,400,013
Receivable for fund shares sold		36,560,361
Interest receivable		13,176,786
Distributions receivable from Fidelity Central Funds		154,974
Receivable from investment adviser for expense reductions		359,293
Total assets		5,450,651,427
Liabilities
Payable for investments purchased	$111,994,750
Payable for fund shares redeemed	6,471,106
Distributions payable	876,409
Accrued management fee	1,295,755
Other affiliated payables	271,509
Total liabilities		120,909,529
Net Assets		$5,329,741,898
Net Assets consist of:
Paid in capital		$5,324,045,824
Undistributed net investment income		16,727
Accumulated undistributed net realized gain (loss) on investments		227,185
Net unrealized appreciation (depreciation) on investments		5,452,162
Net Assets		$5,329,741,898
Conservative Income Bond:
Net Asset Value, offering price and redemption price per share ($1,416,937,502 ÷ 141,212,067 shares)		$10.03
Institutional Class:
Net Asset Value, offering price and redemption price per share ($3,912,804,396 ÷ 389,948,840 shares)		$10.03

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended August 31, 2016
Investment Income
Interest		$44,406,823
Income from Fidelity Central Funds		1,041,139
Total income		45,447,962
Expenses
Management fee	$12,551,097
Transfer agent fees	2,670,208
Independent trustees' fees and expenses	18,026
Miscellaneous	8,450
Total expenses before reductions	15,247,781
Expense reductions	(3,303,927)	11,943,854
Net investment income (loss)		33,504,108
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	398,878
Total net realized gain (loss)		398,878
Change in net unrealized appreciation (depreciation) on investment securities		6,070,021
Net gain (loss)		6,468,899
Net increase (decrease) in net assets resulting from operations		$39,973,007

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended August 31, 2016	Year ended August 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$33,504,108	$15,751,659
Net realized gain (loss)	398,878	467,639
Change in net unrealized appreciation (depreciation)	6,070,021	(8,360,200)
Net increase (decrease) in net assets resulting from operations	39,973,007	7,859,098
Distributions to shareholders from net investment income	(33,529,590)	(15,751,294)
Distributions to shareholders from net realized gain	(373,498)	(772,195)
Total distributions	(33,903,088)	(16,523,489)
Share transactions - net increase (decrease)	1,588,113,495	(172,095,107)
Total increase (decrease) in net assets	1,594,183,414	(180,759,498)
Net Assets
Beginning of period	3,735,558,484	3,916,317,982
End of period	$5,329,741,898	$3,735,558,484
Other Information
Undistributed net investment income end of period	$16,727	$1,849

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Conservative Income Bond Fund

Years ended August 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.02	$10.04	$10.04	$10.03	$9.99
Income from Investment Operations
Net investment income (loss)A	.073	.034	.031	.057	.072
Net realized and unrealized gain (loss)	.010	(.018)	.004	.015	.037
Total from investment operations	.083	.016	.035	.072	.109
Distributions from net investment income	(.072)	(.034)	(.032)	(.058)	(.069)
Distributions from net realized gain	(.001)	(.002)	(.003)	(.004)	–
Total distributions	(.073)	(.036)	(.035)	(.062)	(.069)
Net asset value, end of period	$10.03	$10.02	$10.04	$10.04	$10.03
Total ReturnB	.83%	.16%	.35%	.72%	1.09%
Ratios to Average Net AssetsC,D
Expenses before reductions	.40%	.40%	.40%	.40%	.40%
Expenses net of fee waivers, if any	.36%	.40%	.40%	.40%	.40%
Expenses net of all reductions	.36%	.40%	.40%	.40%	.40%
Net investment income (loss)	.73%	.34%	.31%	.57%	.72%
Supplemental Data
Net assets, end of period (000 omitted)	$1,416,938	$1,047,633	$1,495,214	$1,412,589	$824,998
Portfolio turnover rateE	54%	44%	66%	47%	31%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Conservative Income Bond Fund Institutional Class

Years ended August 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.02	$10.04	$10.04	$10.03	$9.99
Income from Investment Operations
Net investment income (loss)A	.083	.044	.041	.067	.082
Net realized and unrealized gain (loss)	.010	(.018)	.004	.015	.037
Total from investment operations	.093	.026	.045	.082	.119
Distributions from net investment income	(.082)	(.044)	(.042)	(.068)	(.079)
Distributions from net realized gain	(.001)	(.002)	(.003)	(.004)	–
Total distributions	(.083)	(.046)	(.045)	(.072)	(.079)
Net asset value, end of period	$10.03	$10.02	$10.04	$10.04	$10.03
Total ReturnB	.93%	.26%	.45%	.82%	1.20%
Ratios to Average Net AssetsC,D
Expenses before reductions	.35%	.35%	.35%	.35%	.35%
Expenses net of fee waivers, if any	.26%	.30%	.30%	.30%	.30%
Expenses net of all reductions	.26%	.30%	.30%	.30%	.30%
Net investment income (loss)	.83%	.44%	.41%	.67%	.82%
Supplemental Data
Net assets, end of period (000 omitted)	$3,912,804	$2,687,926	$2,421,104	$1,595,181	$951,430
Portfolio turnover rateE	54%	44%	66%	47%	31%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended August 31, 2016

1. Organization.

Fidelity Conservative Income Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Conservative Income Bond and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, municipal securities, U.S. government and government agency obligations, commercial paper, certificates of deposit and other Short-Term securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2016 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2016, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$6,551,267
Gross unrealized depreciation	(1,658,221)
Net unrealized appreciation (depreciation) on securities	$4,893,046
Tax Cost	$5,395,506,967

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$803,028
Net unrealized appreciation (depreciation) on securities and other investments	$4,893,046

The tax character of distributions paid was as follows:

	August 31, 2016	August 31, 2015
Ordinary Income	$33,529,590	$ 16,523,489
Long-term Capital Gains	373,498	–
Total	$33,903,088	$ 16,523,489

Repurchase Agreements. Pursuant to an Exemptive Order issued by the SEC, the Fund along with other registered investment companies having management contracts with FMR, or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $1,666,608,305 and $1,420,712,367, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .30% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives asset-based fees of .10% and .05% of average net assets for Conservative Income Bond Class and Institutional Class, respectively. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

Amount
Conservative Income Bond	$1,156,718
Institutional Class	1,513,490
$ 2,670,208

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $8,450 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through October 31, 2017. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Conservative Income Bond	0.35%(a)	$490,944
Institutional Class	0.30%/0.25%(a)	2,812,924
		$3,303,868

 (a) Expense limitation effective November 1, 2015.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $59.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended August 31, 2016	Year ended August 31, 2015
From net investment income
Conservative Income Bond	$8,402,221	$4,195,559
Institutional Class	25,127,369	11,555,735
Total	$33,529,590	$15,751,294
From net realized gain
Conservative Income Bond	$106,296	$292,640
Institutional Class	267,202	479,555
Total	$373,498	$772,195

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended August 31, 2016	Year ended August 31, 2015	Year ended August 31, 2016	Year ended August 31, 2015
Conservative Income Bond
Shares sold	103,660,613	51,705,165	$1,038,980,154	$518,728,890
Reinvestment of distributions	740,521	380,085	7,422,454	3,813,002
Shares redeemed	(67,719,980)	(96,409,304)	(678,725,345)	(967,145,211)
Net increase (decrease)	36,681,154	(44,324,054)	$367,677,263	$(444,603,319)
Institutional Class
Shares sold	242,715,487	165,313,466	$2,432,712,730	$1,658,252,122
Reinvestment of distributions	2,065,399	982,178	20,701,693	9,852,331
Shares redeemed	(123,027,707)	(139,129,761)	(1,232,978,191)	(1,395,596,241)
Net increase (decrease)	121,753,179	27,165,883	$1,220,436,232	$272,508,212

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity Conservative Income Bond Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Conservative Income Bond Fund (the Fund), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of August 31, 2016, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2016, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Conservative Income Bond Fund as of August 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
October 19, 2016

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Jonathan Chiel, Jennifer Toolin McAuliffe, and Mark A. Murray, each of the Trustees oversees 244 funds. Ms. McAuliffe and Mr. Murray each oversees 191 funds. Mr. Chiel oversees 111 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as President (2013-present) and Chief Executive Officer (2014-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present), Chairman and Director of FMR (investment adviser firm, 2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Ms. McAuliffe previously served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)

Year of Election or Appointment: 2007

Trustee

Mr. Keyes also serves as Trustee of other Fidelity® funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (U.K.) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jeffrey S. Christian (1961)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Christian also serves as Assistant Treasurer of other funds. Mr. Christian is an employee of Fidelity Investments (2003-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)

Year of Election or Appointment: 2015

Vice President

Mr. Goebel serves as Vice President of other funds and is an employee of Fidelity Investments (2001-present). Mr. Goebel serves as Senior Vice President of Fidelity Management & Research Company (FMR) (investment adviser firm, 2016-present). Previously, Mr. Goebel served as Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-2015), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-2015), and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-2015); General Counsel, Secretary, and Senior Vice President of FMR (investment adviser firm, 2008-2015) and FMR Co., Inc. (investment adviser firm, 2008-2015); Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-2015) and Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2008-2015); Chief Legal Officer (CLO) of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-2015); Secretary and CLO of certain Fidelity® funds (2008-2015); Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

John F. Papandrea (1972)

Year of Election or Appointment: 2016

Anti-Money Laundering (AML) Officer

Mr. Papandrea also serves as AML Officer of other funds. Mr. Papandrea is Vice President of FMR LLC (diversified financial services company, 2008-present) and is an employee of Fidelity Investments (2005-present).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of FMR Investment Management (U.K.) Limited (investment adviser firm, 2015-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Christine J. Thompson (1958)

Year of Election or Appointment: 2015

Vice President of Fidelity's Bond Funds

Ms. Thompson also serves as Vice President of other funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments (1985-present). Previously, Ms. Thompson served as Vice President of Fidelity's Bond Funds (2010-2012).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2016 to August 31, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2016	Ending Account Value August 31, 2016	Expenses Paid During Period-B March 1, 2016 to August 31, 2016
Conservative Income Bond	.35%
Actual		$1,000.00	$1,006.00	$1.76
Hypothetical-C		$1,000.00	$1,023.38	$1.78
Institutional Class	.25%
Actual		$1,000.00	$1,006.50	$1.26
Hypothetical-C		$1,000.00	$1,023.88	$1.27

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of Fidelity Conservative Income Bond fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Fidelity Conservative Income Bond Fund
Conservative Income Bond	10/17/16	10/14/16	$0.002
Institutional Class	10/17/16	10/14/16	$0.002

The fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2016, $70,992, or, if subsequently determined to be different, the net capital gain of such year.

A total of 1.54% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $14,135,116 of distributions paid during the period January 1, 2016 to August 31, 2016 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2017 of amounts for use in preparing 2016 income tax returns.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

FCV-ANN-1016
1.924089.105

Fidelity® Series Short-Term Credit Fund Fidelity® Series Short-Term Credit Fund Class F Annual Report August 31, 2016

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544, or for Class F, call 1-800-835-5092, to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended August 31, 2016	Past 1 year	Life of fundA
Fidelity® Series Short-Term Credit Fund	1.98%	1.38%
Class F	2.08%	1.48%

 A From March 27, 2015

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Series Short-Term Credit Fund, a class of the fund, on March 27, 2015, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. 1-3 Year Credit Bond Index performed over the same period.

Period Ending Values
$10,199	Fidelity® Series Short-Term Credit Fund
$10,251	Barclays® U.S. 1-3 Year Credit Bond Index

Management's Discussion of Fund Performance

Market Recap:  Taxable investment-grade bonds gained solidly for the 12 months ending August 31, 2016, a volatile period marked by persistent concern about global growth, divergent global monetary policies and Brexit – the U.K.'s late-June referendum vote to leave the European Union. The Barclays® U.S. Aggregate Bond Index rose 5.97% the past year, gaining significant ground in the mid-to-late stages of the period. The return primarily was driven by bond-price gains, partly as foreign investors sought the relatively higher yields and stability of U.S. fixed-income securities. Bond yields trended lower and the yield curve flattened for much of the period, especially in early 2016, soon after the U.S. Federal Reserve raised policy interest rates. Still, U.S. yields remained higher than those in most industrial countries, especially in Japan and parts of Europe, where rates largely were negative. Within the Barclays index, investment-grade corporate bonds led all major market segments by far, with a return of 9.64%. U.S. Treasuries, meanwhile, lagged many spread-based sectors, returning 5.14%. Commercial mortgage-backed securities topped the index, returning 6.72%, although most other securitized sectors fell short. Riskier, non-core fixed-income segments, including emerging-markets debt, led the broader market amid a strong surge in the period's second half.

Comments from Co-Portfolio Managers Rob Galusza and Robin Foley:  For the year, the fund's share classes returned about 2%, slightly trailing, net of fees, the 2.38% return of its benchmark, the Barclays U.S. 1-3 Year Credit Bond Index. The fund's roughly 10% average weighting in out-of-index U.S. Treasury securities hindered relative performance in an environment that largely favored spread sectors – particularly corporate bonds, which the fund underweighted. Within corporates, the fund had strong picks among financial institutions, although choices among the bonds of electric utility companies slightly detracted. Elsewhere, an underweighting in government-related bonds, many of which offered paltry yields, made a healthy relative contribution. Among securitized sectors, an average 10% stake in asset-backed securities contributed, as did an average 9% stake in commercial mortgage-backed securities (CMBS). By period end, we decreased the fund's holdings of CMBS, while significantly increasing the fund's holdings of Treasury securities.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Quality Diversification (% of fund's net assets)

As of August 31, 2016
U.S. Government and U.S. Government Agency Obligations	21.3%
AAA	14.3%
AA	4.0%
A	24.3%
BBB	32.1%
BB and Below	2.7%
Not Rated	0.3%
Short-Term Investments and Net Other Assets	1.0%

As of February 29, 2016
U.S. Government and U.S. Government Agency Obligations	7.2%
AAA	18.2%
AA	3.2%
A	28.9%
BBB	38.2%
BB and Below	3.6%
Not Rated	0.4%
Short-Term Investments and Net Other Assets	0.3%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Asset Allocation (% of fund's net assets)

As of August 31, 2016 *
Corporate Bonds	59.9%
U.S. Government and U.S. Government Agency Obligations	21.3%
Asset-Backed Securities	10.0%
CMOs and Other Mortgage Related Securities	6.1%
Municipal Bonds	0.1%
Other Investments	1.6%
Short-Term Investments and Net Other Assets (Liabilities)	1.0%

 * Foreign investments - 13.5%

As of February 29, 2016 *
Corporate Bonds	70.4%
U.S. Government and U.S. Government Agency Obligations	7.2%
Asset-Backed Securities	10.6%
CMOs and Other Mortgage Related Securities	9.3%
Municipal Bonds	0.2%
Other Investments	2.0%
Short-Term Investments and Net Other Assets (Liabilities)	0.3%

 * Foreign investments - 16.9%

Investments August 31, 2016

Showing Percentage of Net Assets

Nonconvertible Bonds - 59.9%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 4.5%
Automobiles - 2.4%
American Honda Finance Corp.:
0.95% 5/5/17	$7,210,000	$7,208,681
1.7% 2/22/19	1,546,000	1,562,293
Daimler Finance North America LLC:
1.375% 8/1/17 (a)	5,176,000	5,186,968
1.5% 7/5/19 (a)	2,000,000	1,992,006
1.65% 3/2/18 (a)	3,047,000	3,058,542
1.65% 5/18/18 (a)	3,000,000	3,011,385
2.45% 5/18/20 (a)	2,000,000	2,052,562
General Motors Financial Co., Inc.:
2.4% 4/10/18	9,850,000	9,923,048
2.4% 5/9/19	5,000,000	5,022,735
Volkswagen Group of America Finance LLC:
1.25% 5/23/17 (a)	4,784,000	4,774,418
1.65% 5/22/18 (a)	2,000,000	1,997,184
Volkswagen International Finance NV:
1.6% 11/20/17 (a)	2,785,000	2,783,886
2.375% 3/22/17 (a)	2,572,000	2,584,088
		51,157,796
Hotels, Restaurants & Leisure - 0.0%
McDonald's Corp. 2.1% 12/7/18	652,000	663,544
Media - 2.1%
21st Century Fox America, Inc. 4.5% 2/15/21	4,640,000	5,158,372
CBS Corp. 2.3% 8/15/19	2,000,000	2,024,830
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 3.579% 7/23/20 (a)	1,500,000	1,568,696
Comcast Corp. 5.15% 3/1/20	4,500,000	5,056,754
COX Communications, Inc. 6.25% 6/1/18 (a)	613,000	653,316
NBCUniversal Enterprise, Inc. 1.974% 4/15/19 (a)	10,000,000	10,168,180
Time Warner Cable, Inc. 5.85% 5/1/17	7,442,000	7,657,848
Time Warner, Inc.:
4.75% 3/29/21	1,865,000	2,090,700
6.875% 6/15/18	5,000,000	5,474,405
Viacom, Inc. 2.2% 4/1/19	3,047,000	3,055,583
		42,908,684

TOTAL CONSUMER DISCRETIONARY		94,730,024

CONSUMER STAPLES - 4.4%
Beverages - 1.3%
Anheuser-Busch InBev Finance, Inc.:
1.9% 2/1/19	14,760,000	14,913,430
2.65% 2/1/21	5,000,000	5,152,545
Heineken NV 1.4% 10/1/17 (a)	1,364,000	1,366,843
SABMiller Holdings, Inc. 2.45% 1/15/17 (a)	5,722,000	5,747,766
		27,180,584
Food & Staples Retailing - 0.7%
CVS Health Corp.:
1.9% 7/20/18	5,536,000	5,604,104
2.25% 12/5/18	2,000,000	2,042,722
2.25% 8/12/19	2,680,000	2,745,673
Walgreens Boots Alliance, Inc.:
1.75% 11/17/17	586,000	589,428
1.75% 5/30/18	2,878,000	2,894,825
		13,876,752
Food Products - 1.0%
General Mills, Inc.:
1.4% 10/20/17	3,154,000	3,165,859
5.7% 2/15/17	3,000,000	3,062,046
H.J. Heinz Co. 1.6% 6/30/17	3,300,000	3,309,847
The J.M. Smucker Co. 1.75% 3/15/18	8,044,000	8,086,569
Tyson Foods, Inc. 2.65% 8/15/19	2,471,000	2,534,510
William Wrigley Jr. Co. 1.4% 10/21/16 (a)	1,610,000	1,611,195
		21,770,026
Tobacco - 1.4%
BAT International Finance PLC:
1.85% 6/15/18 (a)	6,000,000	6,056,100
2.75% 6/15/20 (a)	3,500,000	3,610,887
Imperial Tobacco Finance PLC:
2.05% 2/11/18 (a)	5,186,000	5,215,716
2.05% 7/20/18 (a)	5,300,000	5,347,986
Philip Morris International, Inc.:
1.25% 8/11/17	2,931,000	2,936,091
1.375% 2/25/19	4,000,000	4,020,568
Reynolds American, Inc.:
2.3% 6/12/18	736,000	747,552
3.25% 6/12/20	1,215,000	1,278,908
		29,213,808

TOTAL CONSUMER STAPLES		92,041,170

ENERGY - 4.2%
Energy Equipment & Services - 0.6%
Nabors Industries, Inc. 2.35% 9/15/16	1,381,000	1,381,133
Noble Holding International Ltd. 5% 3/16/18 (b)	170,000	167,153
Petrofac Ltd. 3.4% 10/10/18 (a)	4,728,000	4,746,633
Schlumberger Holdings Corp. 2.35% 12/21/18 (a)	5,449,000	5,541,867
		11,836,786
Oil, Gas & Consumable Fuels - 3.6%
Anadarko Petroleum Corp. 4.85% 3/15/21	460,000	489,364
BG Energy Capital PLC 2.875% 10/15/16 (a)	2,730,000	2,735,242
BP Capital Markets PLC:
1.375% 5/10/18	2,745,000	2,750,517
1.676% 5/3/19	912,000	918,989
1.846% 5/5/17	3,047,000	3,060,215
Canadian Natural Resources Ltd. 1.75% 1/15/18	935,000	931,397
Columbia Pipeline Group, Inc. 2.45% 6/1/18	2,225,000	2,235,667
ConocoPhillips Co.:
1.5% 5/15/18	9,129,000	9,129,484
2.2% 5/15/20	4,000,000	4,032,756
DCP Midstream Operating LP 2.7% 4/1/19	238,000	230,563
Enbridge, Inc.:
1.1358% 6/2/17 (b)	4,266,000	4,228,493
1.2961% 10/1/16 (b)	5,485,000	5,478,374
Enterprise Products Operating LP:
1.65% 5/7/18	5,506,000	5,514,424
2.55% 10/15/19	476,000	487,477
Exxon Mobil Corp. 1.708% 3/1/19	4,000,000	4,045,572
Kinder Morgan, Inc.:
2% 12/1/17	832,000	832,854
3.05% 12/1/19	5,096,000	5,232,211
Marathon Petroleum Corp. 2.7% 12/14/18	2,830,000	2,897,111
Petro-Canada 6.05% 5/15/18	3,047,000	3,262,825
Petroleos Mexicanos:
3.125% 1/23/19	405,000	410,265
5.5% 2/4/19 (a)	2,140,000	2,273,750
Phillips 66 Co. 2.95% 5/1/17	1,219,000	1,233,081
Schlumberger Investment SA 1.25% 8/1/17 (a)	4,003,000	4,004,001
Shell International Finance BV 2.125% 5/11/20	2,509,000	2,560,261
TransCanada PipeLines Ltd.:
1.625% 11/9/17	3,318,000	3,326,826
1.875% 1/12/18	4,751,000	4,775,202
		77,076,921

TOTAL ENERGY		88,913,707

FINANCIALS - 30.0%
Banks - 16.6%
Australia & New Zealand Banking Group Ltd. 2.25% 6/13/19	6,000,000	6,098,316
Banco Nacional de Desenvolvimento Economico e Social 3.375% 9/26/16 (a)	2,802,000	2,794,995
Bank of America Corp.:
2% 1/11/18	9,044,000	9,098,626
2.6% 1/15/19	41,795,000	42,718,252
2.65% 4/1/19	5,000,000	5,116,695
3.875% 3/22/17	4,571,000	4,635,524
Bank of Nova Scotia:
1.375% 12/18/17	2,540,000	2,542,591
1.7% 6/11/18	4,234,000	4,257,867
Bank of Tokyo-Mitsubishi UFJ Ltd.:
1.45% 9/8/17 (a)	4,571,000	4,568,683
1.7% 3/5/18 (a)	7,618,000	7,628,658
Barclays PLC:
2% 3/16/18	6,000,000	6,004,350
2.75% 11/8/19	5,000,000	5,040,255
BNP Paribas 2.375% 9/14/17	5,586,000	5,641,324
BPCE SA 1.625% 2/10/17	3,047,000	3,051,318
Citigroup, Inc.:
1.7% 4/27/18	5,000,000	5,005,680
1.85% 11/24/17	3,047,000	3,060,090
2.05% 6/7/19	8,000,000	8,060,288
2.4% 2/18/20	2,933,000	2,971,287
2.5% 9/26/18	9,000,000	9,157,536
2.5% 7/29/19	7,438,000	7,588,590
Citizens Bank NA:
1.6% 12/4/17	4,571,000	4,562,109
2.55% 5/13/21	2,684,000	2,731,397
Credit Suisse Group Funding Guernsey Ltd. 3.45% 4/16/21 (a)	4,000,000	4,084,988
Credit Suisse New York Branch:
1.3154% 5/26/17 (b)	3,047,000	3,048,981
1.375% 5/26/17	9,386,000	9,393,903
1.75% 1/29/18	6,095,000	6,104,149
Discover Bank 2% 2/21/18	8,021,000	8,052,635
Fifth Third Bancorp 4.5% 6/1/18	2,133,000	2,232,711
HSBC Bank PLC 1.5% 5/15/18 (a)	2,730,000	2,722,591
HSBC U.S.A., Inc.:
1.7% 3/5/18	3,047,000	3,050,291
2.625% 9/24/18	2,238,000	2,276,198
ING Bank NV 1.8% 3/16/18 (a)	5,438,000	5,463,640
Intesa Sanpaolo SpA 2.375% 1/13/17	6,748,000	6,760,538
JPMorgan Chase & Co.:
1.7% 3/1/18	45,666,000	45,874,237
2.2% 10/22/19	1,459,000	1,483,545
2.35% 1/28/19	11,088,000	11,316,745
La Caisse Centrale 1.75% 1/29/18 (a)	3,047,000	3,051,080
Lloyds Bank PLC 1.75% 3/16/18	2,605,000	2,605,182
Mitsubishi UFJ Financial Group, Inc. 2.95% 3/1/21	3,040,000	3,133,364
Mitsubishi UFJ Trust & Banking Corp. 1.6% 10/16/17 (a)	3,480,000	3,485,422
Mizuho Bank Ltd.:
1.0901% 9/25/17 (a)(b)	4,571,000	4,560,702
1.55% 10/17/17 (a)	7,882,000	7,882,418
MUFG Americas Holdings Corp. 1.625% 2/9/18	680,000	680,182
PNC Bank NA:
1.5% 2/23/18	3,047,000	3,057,783
1.8% 11/5/18	1,000,000	1,009,492
Royal Bank of Canada:
1.625% 4/15/19	2,500,000	2,506,795
2.15% 3/15/19	5,000,000	5,081,870
2.2% 7/27/18	2,742,000	2,783,385
Royal Bank of Scotland Group PLC 1.5711% 3/31/17 (b)	8,504,000	8,496,406
Sumitomo Mitsui Banking Corp.:
1.3% 1/10/17	6,095,000	6,098,419
1.75% 1/16/18	3,047,000	3,056,245
SunTrust Banks, Inc. 3.5% 1/20/17	3,109,000	3,130,281
The Toronto-Dominion Bank:
1.45% 9/6/18	4,900,000	4,897,334
2.25% 11/5/19	5,000,000	5,104,555
Wells Fargo & Co. 2.15% 1/15/19	10,000,000	10,168,460
Westpac Banking Corp. 1.6% 8/19/19	4,000,000	3,992,668
		348,981,626
Capital Markets - 5.0%
Deutsche Bank AG London Branch:
1.4% 2/13/17	10,666,000	10,646,108
2.5% 2/13/19	4,000,000	4,005,112
2.85% 5/10/19	5,100,000	5,116,483
Goldman Sachs Group, Inc.:
1.748% 9/15/17	7,618,000	7,635,879
2% 4/25/19	7,500,000	7,582,358
2.375% 1/22/18	15,673,000	15,873,364
2.625% 1/31/19	13,047,000	13,381,316
Lazard Group LLC 6.85% 6/15/17	89,000	92,399
Morgan Stanley:
1.875% 1/5/18	23,047,000	23,161,935
2.65% 1/27/20	7,500,000	7,692,818
UBS AG Stamford Branch:
1.3401% 3/26/18 (b)	3,000,000	3,009,714
1.375% 8/14/17	4,735,000	4,733,892
1.8% 3/26/18	3,416,000	3,435,082
		106,366,460
Consumer Finance - 3.9%
American Express Credit Corp.:
1.125% 6/5/17	6,186,000	6,184,379
1.875% 11/5/18	3,904,000	3,941,447
2.25% 5/5/21	5,000,000	5,084,075
American Honda Finance Corp. 1.5% 9/11/17 (a)	1,571,000	1,577,581
Capital One Financial Corp. 2.45% 4/24/19	2,492,000	2,542,598
Discover Financial Services 6.45% 6/12/17	7,272,000	7,530,505
Ford Motor Credit Co. LLC:
1.461% 3/27/17	2,438,000	2,438,975
1.684% 9/8/17	4,638,000	4,643,644
1.897% 8/12/19	2,000,000	2,000,076
2.145% 1/9/18	18,047,000	18,154,380
2.24% 6/15/18	1,884,000	1,899,528
3% 6/12/17	8,463,000	8,565,115
Hyundai Capital America:
1.45% 2/6/17 (a)	3,160,000	3,161,169
2% 3/19/18 (a)	3,047,000	3,062,363
2% 7/1/19 (a)	4,000,000	4,016,032
2.125% 10/2/17 (a)	2,970,000	2,990,196
Synchrony Financial:
1.875% 8/15/17	565,000	566,208
2.6% 1/15/19	3,720,000	3,769,945
		82,128,216
Diversified Financial Services - 0.7%
AIG Global Funding 1.65% 12/15/17 (a)	3,047,000	3,060,989
Berkshire Hathaway Finance Corp.:
1.6% 5/15/17	3,047,000	3,059,630
1.7% 3/15/19	1,304,000	1,320,425
IntercontinentalExchange, Inc.:
2.5% 10/15/18	1,883,000	1,927,790
2.75% 12/1/20	2,493,000	2,598,572
Moody's Corp. 2.75% 7/15/19	2,000,000	2,051,416
S&P Global, Inc. 2.5% 8/15/18	1,058,000	1,074,989
		15,093,811
Insurance - 2.6%
ACE INA Holdings, Inc. 2.3% 11/3/20	1,049,000	1,078,869
AFLAC, Inc. 2.4% 3/16/20	3,000,000	3,080,325
AIA Group Ltd. 2.25% 3/11/19 (a)	5,167,000	5,231,128
American International Group, Inc.:
2.3% 7/16/19	5,696,000	5,803,723
5.85% 1/16/18	2,077,000	2,196,652
Aon Corp. 5% 9/30/20	1,538,000	1,700,960
Assurant, Inc. 2.5% 3/15/18	3,747,000	3,795,168
Marsh & McLennan Companies, Inc. 2.55% 10/15/18	2,802,000	2,848,379
MetLife, Inc. 1.756% 12/15/17 (b)	1,142,000	1,147,363
Metropolitan Life Global Funding I:
1.3% 4/10/17 (a)	2,571,000	2,575,972
1.5% 1/10/18 (a)	6,073,000	6,103,377
New York Life Global Funding 1.55% 11/2/18 (a)	3,120,000	3,135,900
Pricoa Global Funding I 1.9% 9/21/18 (a)	2,000,000	2,021,198
Principal Life Global Funding II:
2.2% 4/8/20 (a)	5,780,000	5,836,355
2.25% 10/15/18 (a)	2,500,000	2,543,273
Prudential Financial, Inc. 2.3% 8/15/18	4,880,000	4,956,679
TIAA Asset Management Finance LLC 2.95% 11/1/19 (a)	658,000	675,569
		54,730,890
Real Estate Investment Trusts - 0.7%
Boston Properties, Inc. 3.7% 11/15/18	5,214,000	5,442,952
ERP Operating LP 2.375% 7/1/19	1,567,000	1,596,588
Health Care Property Investors, Inc. 6% 1/30/17	3,594,000	3,655,576
Health Care REIT, Inc.:
2.25% 3/15/18	1,081,000	1,090,692
4.7% 9/15/17	1,375,000	1,420,268
Select Income REIT 2.85% 2/1/18	1,091,000	1,097,553
		14,303,629
Real Estate Management & Development - 0.5%
Essex Portfolio LP 5.5% 3/15/17	2,274,000	2,320,194
Mack-Cali Realty LP 2.5% 12/15/17	1,847,000	1,854,717
Ventas Realty LP 1.25% 4/17/17	1,167,000	1,166,977
Ventas Realty LP/Ventas Capital Corp. 2% 2/15/18	1,652,000	1,661,664
Washington Prime Group LP 3.85% 4/1/20	3,571,000	3,665,635
		10,669,187

TOTAL FINANCIALS		632,273,819

HEALTH CARE - 4.7%
Biotechnology - 1.0%
AbbVie, Inc.:
1.75% 11/6/17	4,470,000	4,490,178
1.8% 5/14/18	4,368,000	4,390,373
2.5% 5/14/20	2,025,000	2,071,328
Amgen, Inc.:
1.25% 5/22/17	4,784,000	4,788,956
2.2% 5/22/19	3,596,000	3,671,430
Celgene Corp. 2.125% 8/15/18	1,519,000	1,536,980
		20,949,245
Health Care Equipment & Supplies - 0.7%
Becton, Dickinson & Co. 1.8% 12/15/17	3,087,000	3,104,988
Danaher Corp. 1.65% 9/15/18	3,659,000	3,705,671
Medtronic, Inc. 1.5% 3/15/18	3,718,000	3,739,326
Zimmer Biomet Holdings, Inc. 2% 4/1/18	4,522,000	4,550,556
		15,100,541
Health Care Providers & Services - 0.7%
Aetna, Inc. 1.9% 6/7/19	3,747,000	3,780,019
Cardinal Health, Inc. 1.95% 6/15/18	482,000	486,748
Express Scripts Holding Co. 1.25% 6/2/17	6,015,000	6,020,287
UnitedHealth Group, Inc.:
1.7% 2/15/19	1,204,000	1,215,345
1.9% 7/16/18	2,929,000	2,965,118
WellPoint, Inc. 1.875% 1/15/18	1,385,000	1,392,652
		15,860,169
Life Sciences Tools & Services - 0.2%
Thermo Fisher Scientific, Inc.:
1.3% 2/1/17	718,000	718,546
2.15% 12/14/18	2,731,000	2,763,990
		3,482,536
Pharmaceuticals - 2.1%
Actavis Funding SCS:
1.7361% 3/12/18 (b)	6,095,000	6,145,595
2.35% 3/12/18	6,095,000	6,164,891
3% 3/12/20	1,980,000	2,046,566
Bayer U.S. Finance LLC 1.5% 10/6/17 (a)	5,036,000	5,037,173
Mylan N.V. 2.5% 6/7/19 (a)	2,797,000	2,832,472
Mylan, Inc. 1.35% 11/29/16	850,000	850,965
Perrigo Co. PLC:
1.3% 11/8/16	717,000	717,288
2.3% 11/8/18	3,306,000	3,322,636
Teva Pharmaceutical Finance Netherlands III BV:
1.4% 7/20/18	5,000,000	4,989,570
1.7% 7/19/19	3,424,000	3,429,567
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	895,000	898,968
Zoetis, Inc.:
1.875% 2/1/18	6,887,000	6,902,530
3.45% 11/13/20	437,000	456,811
		43,795,032

TOTAL HEALTH CARE		99,187,523

INDUSTRIALS - 1.0%
Aerospace & Defense - 0.4%
L-3 Communications Corp. 1.5% 5/28/17	2,197,000	2,200,144
Lockheed Martin Corp. 1.85% 11/23/18	5,000,000	5,066,445
		7,266,589
Airlines - 0.0%
Continental Airlines, Inc. 6.795% 2/2/20	4,962	5,133
Electrical Equipment - 0.0%
Fortive Corp. 1.8% 6/15/19 (a)	858,000	863,985
Machinery - 0.5%
John Deere Capital Corp.:
1.3% 3/12/18	10,000,000	10,030,970
1.6% 7/13/18	586,000	590,507
		10,621,477
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
2.125% 1/15/18	1,198,000	1,199,174
2.625% 9/4/18	1,642,000	1,651,529
		2,850,703

TOTAL INDUSTRIALS		21,607,887

INFORMATION TECHNOLOGY - 1.6%
Communications Equipment - 0.2%
Cisco Systems, Inc. 1.65% 6/15/18	3,300,000	3,334,752
Electronic Equipment & Components - 1.0%
Amphenol Corp. 1.55% 9/15/17	4,124,000	4,135,621
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 3.48% 6/1/19 (a)	5,000,000	5,139,770
Tyco Electronics Group SA:
2.375% 12/17/18	526,000	535,514
6.55% 10/1/17	10,064,000	10,615,970
		20,426,875
IT Services - 0.2%
The Western Union Co.:
2.875% 12/10/17	3,749,000	3,799,649
3.65% 8/22/18	1,415,000	1,458,651
		5,258,300
Technology Hardware, Storage & Peripherals - 0.2%
Hewlett Packard Enterprise Co. 2.85% 10/5/18 (a)	4,000,000	4,075,988

TOTAL INFORMATION TECHNOLOGY		33,095,915

MATERIALS - 1.1%
Chemicals - 1.0%
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 1.7% 5/1/18 (a)	10,850,000	10,849,067
Ecolab, Inc.:
1.45% 12/8/17	1,409,000	1,412,916
1.55% 1/12/18	6,598,000	6,628,476
Sherwin-Williams Co. 1.35% 12/15/17	2,620,000	2,622,913
		21,513,372
Metals & Mining - 0.1%
Freeport-McMoRan, Inc. 2.3% 11/14/17	1,511,000	1,484,558

TOTAL MATERIALS		22,997,930

TELECOMMUNICATION SERVICES - 3.9%
Diversified Telecommunication Services - 3.4%
AT&T, Inc.:
1.4% 12/1/17	12,620,000	12,633,693
2.3% 3/11/19	2,271,000	2,316,515
2.4% 3/15/17	6,571,000	6,621,354
2.45% 6/30/20	5,444,000	5,553,588
BellSouth Corp. 4.4% 4/26/17 (a)(b)	4,000,000	4,079,260
British Telecommunications PLC:
1.25% 2/14/17	5,562,000	5,566,172
2.35% 2/14/19	2,499,000	2,551,087
CenturyLink, Inc. 5.15% 6/15/17	3,395,000	3,479,875
Verizon Communications, Inc.:
1.35% 6/9/17	15,000,000	15,031,755
1.375% 8/15/19	6,000,000	5,981,994
4.5% 9/15/20	7,000,000	7,724,794
		71,540,087
Wireless Telecommunication Services - 0.5%
America Movil S.A.B. de CV:
1.6561% 9/12/16 (b)	3,139,000	3,139,213
2.375% 9/8/16	3,677,000	3,677,165
Vodafone Group PLC 1.5% 2/19/18	4,438,000	4,437,321
		11,253,699

TOTAL TELECOMMUNICATION SERVICES		82,793,786

UTILITIES - 4.5%
Electric Utilities - 2.5%
American Electric Power Co., Inc. 1.65% 12/15/17	3,772,000	3,779,744
Cleveland Electric Illuminating Co. 5.7% 4/1/17	1,805,000	1,846,446
Duke Energy Corp.:
1.0341% 4/3/17 (b)	4,109,000	4,115,032
1.625% 8/15/17	5,505,000	5,528,605
1.8% 9/1/21	1,183,000	1,179,912
2.1% 6/15/18	5,129,000	5,190,384
Eversource Energy 1.45% 5/1/18	726,000	726,619
Exelon Corp.:
1.55% 6/9/17	326,000	326,615
2.85% 6/15/20	480,000	497,085
FirstEnergy Corp. 2.75% 3/15/18	8,001,000	8,080,810
NextEra Energy Capital Holdings, Inc.:
1.586% 6/1/17	3,440,000	3,450,447
1.649% 9/1/18	807,000	808,843
Pacific Gas & Electric Co. 5.625% 11/30/17	4,213,000	4,437,414
Southern Co.:
1.3% 8/15/17	1,770,000	1,771,655
1.85% 7/1/19	5,000,000	5,034,070
TECO Finance, Inc. 1.2646% 4/10/18 (b)	3,260,000	3,219,253
Xcel Energy, Inc. 1.2% 6/1/17	3,347,000	3,346,766
		53,339,700
Gas Utilities - 0.2%
Southern California Gas Co. 1.55% 6/15/18	5,000,000	5,036,710
Independent Power and Renewable Electricity Producers - 0.3%
Emera U.S. Finance LP:
2.15% 6/15/19 (a)	522,000	528,252
2.7% 6/15/21 (a)	514,000	525,408
Kinder Morgan Finance Co. LLC 6% 1/15/18 (a)	2,000,000	2,097,382
Southern Power Co. 1.5% 6/1/18	2,491,000	2,496,221
		5,647,263
Multi-Utilities - 1.5%
Berkshire Hathaway Energy Co. 1.1% 5/15/17	8,517,000	8,519,811
Dominion Resources, Inc.:
1.4% 9/15/17	1,648,000	1,647,835
1.6% 8/15/19	1,266,000	1,266,872
1.9% 6/15/18	2,656,000	2,672,581
2.5% 12/1/19	4,588,000	4,682,664
2.9311% 9/30/66 (b)	2,319,000	1,832,010
Sempra Energy 2.3% 4/1/17	7,873,000	7,926,340
Wisconsin Energy Corp. 1.65% 6/15/18	3,138,000	3,157,525
		31,705,638

TOTAL UTILITIES		95,729,311

TOTAL NONCONVERTIBLE BONDS
(Cost $1,257,986,448)		1,263,371,072

U.S. Treasury Obligations - 19.5%
U.S. Treasury Notes:
0.75% 7/15/19	$246,381,000	$245,177,916
0.875% 7/15/18	14,000,000	14,014,224
0.875% 6/15/19	91,000,000	90,886,250
1.375% 3/31/20	60,000,000	60,677,340
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $411,120,866)		410,755,730

U.S. Government Agency - Mortgage Securities - 1.6%
Fannie Mae - 1.0%
2.448% 11/1/34 (b)	196,908	205,951
2.522% 10/1/41 (b)	572,687	606,497
2.54% 6/1/42 (b)	259,822	270,488
2.557% 1/1/40 (b)	468,942	493,285
2.599% 10/1/35 (b)	1,376,892	1,441,154
2.625% 1/1/40 (b)	756,612	798,017
2.627% 3/1/40 (b)	320,451	337,885
2.652% 9/1/41 (b)	1,008,747	1,066,701
2.659% 2/1/40 (b)	796,140	837,431
2.667% 5/1/35 (b)	356,128	375,812
2.668% 11/1/34 (b)	1,492,912	1,583,014
2.673% 12/1/34 (b)	170,128	180,284
2.684% 2/1/35 (b)	354,595	371,362
2.685% 12/1/39 (b)	115,442	122,054
2.691% 2/1/40 (b)	238,611	252,164
2.693% 2/1/42 (b)	1,461,591	1,526,264
2.72% 7/1/35 (b)	323,845	342,227
2.751% 1/1/42 (b)	1,181,457	1,231,855
2.794% 12/1/33 (b)	173,675	183,327
2.801% 11/1/36 (b)	418,615	439,839
2.822% 4/1/35 (b)	566,460	595,941
2.941% 3/1/40 (b)	363,569	383,486
2.951% 11/1/40 (b)	145,887	153,848
2.98% 9/1/41 (b)	171,919	179,821
2.991% 10/1/41 (b)	81,481	85,341
3.014% 8/1/41 (b)	164,091	172,132
3.229% 7/1/41 (b)	255,067	268,407
3.352% 10/1/41 (b)	136,366	143,675
3.557% 7/1/41 (b)	329,697	346,720
5.5% 10/1/17 to 11/1/34	4,784,671	5,371,163
6.5% 5/1/17 to 8/1/17	9,929	10,090
7% 3/1/17 to 11/1/17	2,994	3,043
7.5% 11/1/31	623	747

TOTAL FANNIE MAE		20,380,025

Freddie Mac - 0.6%
2.509% 11/1/35 (b)	183,952	192,533
2.82% 8/1/36 (b)	157,662	165,950
2.823% 10/1/42 (b)	1,032,000	1,090,614
2.905% 4/1/40 (b)	276,195	290,336
2.954% 2/1/40 (b)	388,185	409,967
3.03% 4/1/40 (b)	243,441	256,598
3.05% 9/1/41 (b)	285,095	300,285
3.087% 8/1/41 (b)	489,051	508,312
3.193% 9/1/41 (b)	187,949	197,184
3.231% 4/1/41 (b)	191,603	200,049
3.286% 6/1/41 (b)	200,291	210,872
3.417% 5/1/41 (b)	153,678	161,023
3.5% 8/1/26	4,787,468	5,082,746
3.627% 6/1/41 (b)	283,398	298,265
3.704% 5/1/41 (b)	254,932	268,530
4% 9/1/25 to 4/1/26	1,698,026	1,815,873
4.5% 8/1/18 to 11/1/18	806,081	829,139
5% 4/1/20	364,251	376,726
8.5% 5/1/27 to 7/1/28	38,984	46,878

TOTAL FREDDIE MAC		12,701,880

Ginnie Mae - 0.0%
7% 11/15/27 to 8/15/32	287,701	340,529
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $33,487,563)		33,422,434

Asset-Backed Securities - 10.0%
Accredited Mortgage Loan Trust:
Series 2003-3 Class A1, 5.21% 1/25/34 (AMBAC Insured) (b)	$309,951	$302,429
Series 2005-1 Class M1, 1.1929% 4/25/35 (b)	136,148	126,961
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1 Class M2, 2.1744% 3/25/34 (b)	17,958	17,258
Series 2006-OP1 Class M1, 0.8044% 4/25/36 (b)	2,438,062	900,290
Ally Master Owner Trust:
Series 2012-4 Class A, 1.72% 7/15/19	1,545,000	1,550,114
Series 2012-5 Class A, 1.54% 9/15/19	7,047,000	7,067,613
Series 2014-3 Class A, 1.33% 3/15/19	6,080,000	6,082,870
Series 2014-5 Class A2, 1.6% 10/15/19	9,142,000	9,163,927
Series 2015-3 Class A, 1.63% 5/15/20	3,340,000	3,351,785
AmeriCredit Automobile Receivables Trust:
Series 2014-4 Class A3, 1.27% 7/8/19	1,137,000	1,136,626
Series 2015-2 Class A3, 1.27% 1/8/20	2,000,000	1,998,533
Series 2015-3 Class A3, 1.54% 3/9/20	4,500,000	4,502,766
Series 2016-1 Class A3, 2.14% 10/8/20	1,597,000	1,604,689
Series 2016-2 Class A2A, 1.42% 10/8/19	2,000,000	2,000,820
Ameriquest Mortgage Securities, Inc. pass-thru certificates Series 2004-R2 Class M3, 1.3129% 4/25/34 (b)	18,431	14,001
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.2679% 3/25/34 (b)	115,119	104,324
Series 2004-W7 Class M1, 1.3129% 5/25/34 (b)	63,123	58,073
Series 2006-W4 Class A2C, 0.6844% 5/25/36 (b)	231,427	79,004
Bank of America Credit Card Master Trust Series 2015-A2 Class A, 1.36% 9/15/20	995,000	997,555
Capital Auto Receivables Asset Trust:
Series 2015-1 Class A2, 1.42% 6/20/18	3,047,000	3,048,976
Series 2015-2 Class A2, 1.39% 9/20/18	1,744,000	1,745,916
Capital One Multi-Asset Execution Trust:
Series 2016-A3 Class A3, 1.34% 4/15/22	5,080,000	5,084,465
Series 2016-A4 Class A4, 1.4% 6/15/22	4,194,000	4,192,988
Carmax Auto Owner Trust:
Series 2015-1 Class A3, 1.38% 11/15/19	2,295,000	2,300,356
Series 2015-2 Class A3, 1.37% 3/16/20	3,000,000	3,007,115
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.6644% 12/25/36 (b)	369,893	212,253
CFC LLC Series 2014-1A Class A, 1.46% 12/17/18 (a)	149,728	149,641
Chase Issuance Trust:
Series 2015-A2, Class A, 1.59% 2/18/20	3,047,000	3,066,380
Series 2016-A2 Class A, 1.37% 6/15/21	5,057,000	5,061,048
Series 2016-A5 Class A5, 1.27% 7/15/21	5,070,000	5,057,832
CIT Equipment Collateral:
Series 2013-VT1 Class A3, 1.13% 7/20/20 (a)	327,476	327,375
Series 2014-VT1 Class A3, 1.5% 10/21/19 (a)	3,675,145	3,671,738
Citibank Credit Card Issuance Trust:
Series 2014-A6 Class A6, 2.15% 7/15/21	1,225,000	1,251,740
Series 2014-A8 Class A8, 1.73% 4/9/20	6,095,000	6,158,314
Countrywide Home Loans, Inc.:
Series 2004-2 Class 3A4, 1.0244% 7/25/34 (b)	91,880	76,324
Series 2004-3 Class M4, 1.9794% 4/25/34 (b)	12,195	10,823
Series 2004-4 Class M2, 1.3194% 6/25/34 (b)	18,471	17,224
Dell Equipment Finance Trust:
Series 2015-1 Class A3, 1.3% 3/23/20 (a)	1,000,000	998,997
Series 2015-2 Class A2A, 1.42% 12/22/17 (a)	1,366,803	1,367,645
Discover Card Master Trust:
Series 2014-A5 Class A, 1.39% 4/15/20	4,571,000	4,585,664
Series 2016-A1 Class A1, 1.64% 7/15/21	3,050,000	3,072,949
Enterprise Fleet Financing LLC:
Series 2014-1 Class A2, 0.87% 9/20/19 (a)	766,267	764,705
Series 2014-2 Class A2, 1.05% 3/20/20 (a)	2,027,720	2,023,178
Series 2015-1 Class A2, 1.3% 9/20/20 (a)	3,002,752	2,994,521
Series 2016-2 Class A2, 1.74% 2/22/22 (a)	2,067,000	2,061,082
Fannie Mae Series 2004-T5:
Class AB1, 0.8897% 5/28/35 (b)	184,598	168,647
Class AB3, 1.1662% 5/28/35 (b)	83,201	72,566
Flagship Credit Auto Trust Series 2016-1 Class A, 2.53% 12/15/20 (a)	2,390,379	2,402,137
Ford Credit Auto Owner Trust Series 2014-2 Class A, 2.31% 4/15/26 (a)	8,573,000	8,753,730
Ford Credit Floorplan Master Owner Trust:
Series 2012-5 Class A, 1.49% 9/15/19	14,971,000	15,014,940
Series 2014-4 Class A1, 1.4% 8/15/19	5,194,000	5,195,956
Series 2015-1 Class A1, 1.42% 1/15/20	3,809,000	3,812,727
Series 2015-4 Class A1, 1.77% 8/15/20	3,000,000	3,019,468
Series 2016-3 Class A1, 1.7% 7/15/21	2,000,000	1,995,903
Fremont Home Loan Trust:
Series 2004-D:
Class M4, 1.9494% 11/25/34 (b)	124,981	12,625
Class M5, 2.0244% 11/25/34 (b)	27,754	406
Series 2005-A:
Class M3, 1.2594% 1/25/35 (b)	194,673	167,111
Class M4, 1.5444% 1/25/35 (b)	71,232	38,101
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 1.2054% 2/25/47 (a)(b)	186,464	154,910
GM Financial Automobile Leasing Trust:
Series 2015-1 Class A3, 1.53% 9/20/18	3,959,000	3,972,766
Series 2015-2 Class A3, 1.68% 12/20/18	2,453,000	2,464,297
Series 2016-2 Class A2A, 1.49% 10/22/18	3,296,000	3,290,747
GMF Floorplan Owner Revolving Trust:
Series 2015-1 Class A1, 1.65% 5/15/20 (a)	4,472,000	4,465,814
Series 2016-1 Class A1, 1.86% 5/17/21 (a)	3,060,000	3,066,906
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.8444% 8/25/33 (b)	18,076	16,835
Series 2003-5 Class A2, 1.2244% 12/25/33 (b)	62,458	57,308
Series 2004-1 Class M2, 2.2244% 6/25/34 (b)	67,473	59,706
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.7144% 1/25/37 (b)	274,769	192,502
Hyundai Auto Lease Securitization Trust Series 2015-B Class A3, 1.4% 11/15/18 (a)	2,500,000	2,506,639
Hyundai Auto Receivables Trust Series 2016-A Class A3, 1.56% 9/15/20	1,030,000	1,037,831
Hyundai Floorplan Master Owner Trust Series 2016-1A Class A2, 1.43% 3/15/21 (a)	1,961,000	1,964,628
KeyCorp Student Loan Trust:
Series 1999-A Class A2, 0.9601% 12/27/29 (b)	6,902	6,876
Series 2006-A Class 2C, 1.7901% 3/27/42 (b)	157,000	77,475
Long Beach Mortgage Loan Trust Series 2006-6 Class 2A3, 0.6744% 7/25/36 (b)	2,311,463	1,160,733
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 1.2744% 7/25/34 (b)	7,348	6,089
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.4994% 7/25/34 (b)	11,163	10,526
Series 2006-FM1 Class A2B, 0.5979% 4/25/37 (b)	6,736	5,814
Series 2006-OPT1 Class A1A, 1.0444% 6/25/35 (b)	187,943	180,906
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 1.2044% 8/25/34 (b)	111,970	95,862
Series 2005-NC1 Class M1, 1.1844% 1/25/35 (b)	41,900	37,579
Series 2005-NC2 Class B1, 2.2794% 3/25/35 (b)	31,953	738
Series 2006-NC4 Class A2D, 0.7644% 6/25/36 (b)	2,174,447	1,429,925
Nissan Auto Receivables Trust Series 2016-C Class A3, 1.18% 1/15/21	3,752,000	3,740,730
Nissan Master Owner Trust Receivables:
Series 2015-A Class A2, 1.44% 1/15/20	4,571,000	4,568,740
Series 2016-A Class A2, 1.55% 6/15/21	2,165,000	2,154,819
Northstar Education Finance, Inc., Delaware Series 2005-1 Class A5, 1.3844% 10/30/45 (b)	537,659	504,727
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 2.3994% 9/25/34 (b)	1,008,386	921,174
Class M4, 2.6994% 9/25/34 (b)	140,224	87,098
Series 2005-WCH1 Class M4, 1.7694% 1/25/36 (b)	302,836	269,652
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.3244% 4/25/33 (b)	1,048	884
Santander Drive Auto Receivables Trust Series 2014-4 Class B, 1.82% 5/15/19	2,226,000	2,229,300
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.2829% 3/25/35 (b)	131,162	121,795
SLM Private Credit Student Loan Trust:
Series 2004-A:
Class B, 1.2325% 6/15/33 (b)	262,009	249,362
Class C, 1.6025% 6/15/33 (b)	597,296	565,502
Series 2004-B:
Class A2, 0.8339% 6/15/21 (b)	264,190	263,522
Class C, 1.5039% 9/15/33 (b)	744,797	696,742
Synchrony Credit Card Master Note Trust:
Series 2015-2 Class A, 1.6% 4/15/21	149,000	149,686
Series 2015-3 class A, 1.74% 9/15/21	3,000,000	3,011,622
Series 2016-1 Class A, 2.04% 3/15/22	1,500,000	1,520,098
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.3844% 9/25/34 (b)	117,662	104,767
Toyota Auto Receivables Owner Trust:
Series 2015-C Class A3, 1.34% 6/17/19	3,500,000	3,509,447
Series 2016-B Class A3, 1.51% 4/15/20	1,708,000	1,709,245
Toyota Auto Receivables Trust Series 2016-C Class A3, 4% 8/17/20	2,289,000	2,282,605
Verizon Owner Trust Series 2016-1A Class A, 1.42% 1/20/21 (a)	3,592,000	3,593,731
Volkswagen Credit Auto Master Trust Series 2014-1A Class A2, 1.4% 7/22/19 (a)	2,968,000	2,949,864
Volvo Financial Equipment LLC Series 2015-1A Class A3, 1.51% 6/17/19 (a)	3,732,000	3,741,515
World Omni Automobile Lease Securitization Trust Series 2015-A Class A3, 1.54% 10/15/18	2,480,000	2,484,864
TOTAL ASSET-BACKED SECURITIES
(Cost $211,759,297)		211,718,107

Collateralized Mortgage Obligations - 0.3%
Private Sponsor - 0.1%
BCAP LLC II Trust Series 2012-RR10 Class 5A5, 0.7528% 4/26/36 (a)(b)	363,545	358,563
Credit Suisse Mortgage Trust Series 2012-2R Class 1A1, 2.9413% 5/27/35 (a)(b)	1,123,295	1,154,426
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.6944% 2/25/37 (b)	110,759	102,125
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B Class B5, 2.8243% 6/10/35 (a)(b)	40,302	33,058
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.8046% 7/20/34 (b)	4,391	4,297

TOTAL PRIVATE SPONSOR		1,652,469

U.S. Government Agency - 0.2%
Fannie Mae:
pass-thru certificates Series 2012-127 Class DH, 4% 11/25/27	1,265,050	1,332,882
planned amortization class Series 2012-94 Class E, 3% 6/25/22	580,613	592,866
sequential payer:
Series 2001-40 Class Z, 6% 8/25/31	161,608	183,811
Series 2009-31 Class A, 4% 2/25/24	98,042	99,392
Freddie Mac:
planned amortization class:
Series 2382 Class MB, 6% 11/15/16	4,012	4,031
Series 3820 Class DA, 4% 11/15/35	1,089,901	1,131,449
Series 3949 Class MK, 4.5% 10/15/34	810,158	874,989

TOTAL U.S. GOVERNMENT AGENCY		4,219,420

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $5,916,621)		5,871,889

Commercial Mortgage Securities - 6.0%
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.4918% 2/14/43 (b)(c)	241,860	110
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2007-3 Class A5, 5.377% 6/10/49	3,759,000	3,837,409
Series 2007-5 Class A1A, 5.361% 2/10/51	9,228,128	9,510,084
Series 2007-2 Class A1A, 5.5731% 4/10/49 (b)	2,867,861	2,905,826
Series 2007-3 Class A4, 5.5433% 6/10/49 (b)	1,556,624	1,578,517
Bank of America Commercial Mortgage Trust Series 2016-UB10 Class A1, 1.559% 6/15/49	2,216,288	2,224,268
Barclays Commercial Mortgage Securities LLC floater Series 2015-RRI Class A, 1.6577% 5/15/32 (a)(b)	2,087,701	2,085,058
Bayview Commercial Asset Trust:
floater:
Series 2005-4A:
Class A2, 0.9144% 1/25/36 (a)(b)	567,119	487,517
Class B1, 1.9244% 1/25/36 (a)(b)	22,426	17,132
Class M1, 0.9744% 1/25/36 (a)(b)	181,054	149,647
Class M2, 0.9944% 1/25/36 (a)(b)	58,866	47,804
Class M3, 1.0244% 1/25/36 (a)(b)	78,020	63,192
Class M4, 1.1344% 1/25/36 (a)(b)	43,296	34,522
Class M5, 1.1744% 1/25/36 (a)(b)	43,296	33,240
Class M6, 1.2244% 1/25/36 (a)(b)	43,966	33,136
Series 2007-1 Class A2, 0.7944% 3/25/37 (a)(b)	337,527	285,217
Series 2007-2A:
Class A1, 0.7944% 7/25/37 (a)(b)	68,022	58,492
Class A2, 0.8444% 7/25/37 (a)(b)	63,755	50,669
Series 2007-3:
Class A2, 0.8144% 7/25/37 (a)(b)	86,148	68,383
Class M1, 0.8344% 7/25/37 (a)(b)	64,887	49,480
Class M2, 0.8644% 7/25/37 (a)(b)	69,598	50,536
Class M3, 0.8944% 7/25/37 (a)(b)	112,936	76,152
Class M4, 1.0244% 7/25/37 (a)(b)	177,129	118,500
Class M5, 1.1244% 7/25/37 (a)(b)	84,065	41,474
Series 2007-4A:
Class A2, 1.0379% 9/25/37 (a)(b)	891,248	568,367
Class M1, 1.4379% 9/25/37 (a)(b)	55,771	18,128
Series 2006-2A Class IO, 0% 7/25/36 (a)(b)(c)	5,507,906	1
Bear Stearns Commercial Mortgage Securities Trust sequential payer Series 2006-PW14 Class A1A, 5.189% 12/11/38	1,127,470	1,129,760
C-BASS Trust floater Series 2006-SC1 Class A, 0.7579% 5/25/36 (a)(b)	106,408	104,519
CD Commercial Mortgage Trust Series 2007-CD5 Class A1A, 5.8% 11/15/44	1,896,146	1,957,971
CDGJ Commercial Mortgage Trust Series 2014-BXCH Class A, 2.0801% 12/15/27 (a)(b)	3,923,548	3,932,170
Citigroup Commercial Mortgage Trust sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49	293,166	292,820
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class A3, 5.484% 4/15/47	1,577,806	1,596,758
COMM Mortgage Trust pass-thru certificates:
floater Series 2005-F10A Class J, 1.3577% 4/15/17 (a)(b)	25,884	25,893
sequential payer:
Series 2006-C8:
Class A1A, 5.292% 12/10/46	2,259,693	2,274,171
Class A4, 5.306% 12/10/46	2,719,395	2,719,173
Series 2007-C9 Class A4, 6.0069% 12/10/49 (b)	1,964,623	2,015,333
Commercial Mortgage Loan Trust Series 2008-LS1 Class A1A, 6.0936% 12/10/49 (b)	5,528,041	5,743,383
CSMC Series 2015-TOWN Class A, 1.7577% 3/15/17 (a)(b)	4,340,000	4,340,448
GAHR Commercial Mortgage Trust floater Series 2015-NRF Class AFL1, 1.8077% 12/15/34 (a)(b)	7,330,566	7,364,923
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	2,014,000	2,035,740
Series 2007-C1 Class A1A, 5.483% 12/10/49 (b)	4,361,321	4,407,791
GS Mortgage Securities Corp. Trust Series 2013-C, 2.974% 1/10/30 (a)	710,000	710,816
GS Mortgage Securities Trust:
floater:
Series 2014-GSFL Class A, 1.4841% 7/15/31 (a)(b)	1,102,554	1,089,068
Series 2016-ICE2 Class A, 2.412% 2/15/33 (a)(b)	2,252,000	2,263,064
sequential payer Series 2006-GG8:
Class A1A, 5.547% 11/10/39	550,309	549,940
Class A4, 5.56% 11/10/39	134,831	134,748
Hilton U.S.A. Trust:
floater Series 2013-HLF Class AFL, 1.4676% 11/5/30 (a)(b)	2,307,588	2,309,148
Series 2013-HLT Class DFX, 4.4065% 11/5/30 (a)	658,000	660,121
Hyatt Hotel Portfolio Trust floater Series 2015-HYT Class A, 1.7577% 11/15/29 (a)(b)	2,039,000	2,041,528
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2014-BXH Class A, 1.4077% 4/15/27 (a)(b)	4,266,000	4,177,626
Series 2014-FL5 Class A, 1.3077% 7/15/31 (a)(b)	1,930,994	1,930,932
sequential payer:
Series 2006-LDP9 Class A3, 5.336% 5/15/47	2,053,424	2,058,080
Series 2007-CB19 Class A4, 5.6986% 2/12/49 (b)	2,932,959	2,978,457
Series 2007-LDPX Class A3, 5.42% 1/15/49	5,218,655	5,271,130
Series 2011-C3 Class A3, 4.3877% 2/15/46 (a)	1,544,000	1,601,627
Series 2013-C10, Class A1, 0.7302% 12/15/47	385,884	384,948
Series 2007-CB19 Class A1A, 5.6986% 2/12/49 (b)	3,090,685	3,148,631
LB-UBS Commercial Mortgage Trust:
sequential payer Series 2007-C1 Class A4, 5.424% 2/15/40	2,198,763	2,212,321
Series 2007-C7 Class A3, 5.866% 9/15/45	1,890,318	1,961,514
Lone Star Portfolio Trust floater Series 2015-LSP Class A1A2, 2.243% 9/15/28 (a)(b)	2,070,057	2,103,274
Morgan Stanley Capital I Trust:
sequential payer:
Series 2007-IQ13 Class A1A, 5.312% 3/15/44	1,167,637	1,178,279
Series 2007-IQ14 Class A2, 5.61% 4/15/49	259,661	259,493
Series 2007-IQ14 Class A4, 5.692% 4/15/49	3,547,000	3,589,477
Series 2007-T27 Class A1A, 5.6426% 6/11/42 (b)	3,757,614	3,852,489
SCG Trust Series 2013-SRP1 Class A, 1.8814% 11/15/26 (a)(b)	2,729,000	2,727,486
Wachovia Bank Commercial Mortgage Trust:
sequential payer Series 2006-C29:
Class A1A, 5.297% 11/15/48	4,984,524	5,002,870
Class A4, 5.308% 11/15/48	719,577	721,291
Series 2006-C26 Class A1A, 6.009% 6/15/45 (b)	453,247	452,833
Waldorf Astoria Boca Raton Trust floater Series 2016-BOCA Class A, 1.82% 6/15/29 (a)(b)	2,345,000	2,344,999
Wells Fargo Commercial Mortgage Trust Series 2013-LC12 Class A1, 1.676% 7/15/46	3,108,639	3,121,823
WF-RBS Commercial Mortgage Trust:
Series 2012-C8 Class A1, 0.864% 8/15/45	213,533	213,217
Series 2013-C13 Class A1, 0.778% 5/15/45	443,193	441,695
Series 2013-C14 Class A1, 0.836% 6/15/46	546,704	544,827
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $127,938,814)		126,371,466

Municipal Securities - 0.1%
Illinois Gen. Oblig. Series 2011, 5.877% 3/1/19
(Cost $3,021,074)	2,850,000	3,091,994

Bank Notes - 1.6%
Capital One Bank NA:
1.15% 11/21/16	$1,817,000	$1,816,933
1.2% 2/13/17	4,450,000	4,450,271
1.3% 6/5/17	4,265,000	4,265,823
Capital One NA:
1.5% 9/5/17	3,078,000	3,081,044
1.65% 2/5/18	4,571,000	4,577,413
Citizens Bank NA 2.3% 12/3/18	1,351,000	1,366,947
Fifth Third Bank 2.375% 4/25/19	6,000,000	6,121,128
KeyBank NA:
1.65% 2/1/18	1,763,000	1,770,741
2.5% 12/15/19	1,749,000	1,795,957
Manufacturers & Traders Trust Co. 1.4% 7/25/17	4,784,000	4,795,577
Marshall & Ilsley Bank 5% 1/17/17	209,000	211,541
TOTAL BANK NOTES
(Cost $34,140,772)		34,253,375
	Shares	Value

Money Market Funds - 0.8%
Fidelity Cash Central Fund, 0.42% (d)
(Cost $16,091,861)	16,091,861	16,091,861
TOTAL INVESTMENT PORTFOLIO - 99.8%
(Cost $2,101,463,316)		2,104,947,928
NET OTHER ASSETS (LIABILITIES) - 0.2%		3,246,796
NET ASSETS - 100%		$2,108,194,724

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $309,921,345 or 14.7% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$106,803
Total	$106,803

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$1,263,371,072	$--	$1,263,371,072	$--
U.S. Government and Government Agency Obligations	410,755,730	--	410,755,730	--
U.S. Government Agency - Mortgage Securities	33,422,434	--	33,422,434	--
Asset-Backed Securities	211,718,107	--	211,069,087	649,020
Collateralized Mortgage Obligations	5,871,889	--	5,871,889	--
Commercial Mortgage Securities	126,371,466	--	125,624,996	746,470
Municipal Securities	3,091,994	--	3,091,994	--
Bank Notes	34,253,375	--	34,253,375	--
Money Market Funds	16,091,861	16,091,861	--	--
Total Investments in Securities:	$2,104,947,928	$16,091,861	$2,087,460,577	$1,395,490

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	86.5%
United Kingdom	3.1%
Canada	2.4%
Japan	2.1%
Luxembourg	1.4%
Netherlands	1.3%
Others (Individually Less Than 1%)	3.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2016
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $2,085,371,455)	$2,088,856,067
Fidelity Central Funds (cost $16,091,861)	16,091,861
Total Investments (cost $2,101,463,316)		$2,104,947,928
Receivable for investments sold		157,200
Receivable for fund shares sold		2,782,981
Interest receivable		9,007,633
Distributions receivable from Fidelity Central Funds		5,660
Total assets		2,116,901,402
Liabilities
Payable to custodian bank	$8,502
Payable for investments purchased	7,455,409
Payable for fund shares redeemed	542,619
Accrued management fee	614,871
Other affiliated payables	85,277
Total liabilities		8,706,678
Net Assets		$2,108,194,724
Net Assets consist of:
Paid in capital		$2,102,259,384
Undistributed net investment income		1,325,057
Accumulated undistributed net realized gain (loss) on investments		1,125,671
Net unrealized appreciation (depreciation) on investments		3,484,612
Net Assets		$2,108,194,724
Series Short-Term Credit:
Net Asset Value, offering price and redemption price per share ($1,022,609,018 ÷ 101,972,681 shares)		$10.03
Class F:
Net Asset Value, offering price and redemption price per share ($1,085,585,706 ÷ 108,252,406 shares)		$10.03

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended August 31, 2016
Investment Income
Interest		$27,762,210
Income from Fidelity Central Funds		106,803
Total income		27,869,013
Expenses
Management fee	$6,098,272
Transfer agent fees	842,839
Independent trustees' fees and expenses	7,580
Miscellaneous	2,065
Total expenses before reductions	6,950,756
Expense reductions	(497)	6,950,259
Net investment income (loss)		20,918,754
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,405,653
Total net realized gain (loss)		1,405,653
Change in net unrealized appreciation (depreciation) on investment securities		12,066,835
Net gain (loss)		13,472,488
Net increase (decrease) in net assets resulting from operations		$34,391,242

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended August 31, 2016	For the period March 27, 2015 (commencement of operations) to August 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$20,918,754	$9,435,014
Net realized gain (loss)	1,405,653	747,694
Change in net unrealized appreciation (depreciation)	12,066,835	(8,582,223)
Net increase (decrease) in net assets resulting from operations	34,391,242	1,600,485
Distributions to shareholders from net investment income	(19,619,634)	(9,349,989)
Distributions to shareholders from net realized gain	(1,098,083)	–
Total distributions	(20,717,717)	(9,349,989)
Share transactions - net increase (decrease)	493,030,261	1,609,240,442
Total increase (decrease) in net assets	506,703,786	1,601,490,938
Net Assets
Beginning of period	1,601,490,938	–
End of period	$2,108,194,724	$1,601,490,938
Other Information
Undistributed net investment income end of period	$1,325,057	$64,965

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Series Short-Term Credit Fund

Years ended August 31,	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$9.95	$10.00
Income from Investment Operations
Net investment income (loss)B	.114	.052
Net realized and unrealized gain (loss)	.081	(.051)
Total from investment operations	.195	.001
Distributions from net investment income	(.108)	(.051)
Distributions from net realized gain	(.007)	–
Total distributions	(.115)	(.051)
Net asset value, end of period	$10.03	$9.95
Total ReturnC,D	1.98%	.01%
Ratios to Average Net AssetsE,F
Expenses before reductions	.45%	.45%G
Expenses net of fee waivers, if any	.45%	.45%G
Expenses net of all reductions	.45%	.45%G
Net investment income (loss)	1.15%	1.21%G
Supplemental Data
Net assets, end of period (000 omitted)	$1,022,609	$768,418
Portfolio turnover rateH	112%	63%I,J

 A For the period March 27, 2015 (commencement of operations) to August 31, 2015.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Series Short-Term Credit Fund Class F

Years ended August 31,	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$9.95	$10.00
Income from Investment Operations
Net investment income (loss)B	.124	.056
Net realized and unrealized gain (loss)	.081	(.051)
Total from investment operations	.205	.005
Distributions from net investment income	(.118)	(.055)
Distributions from net realized gain	(.007)	–
Total distributions	(.125)	(.055)
Net asset value, end of period	$10.03	$9.95
Total ReturnC,D	2.08%	.05%
Ratios to Average Net AssetsE,F
Expenses before reductions	.35%	.35%G
Expenses net of fee waivers, if any	.35%	.35%G
Expenses net of all reductions	.35%	.35%G
Net investment income (loss)	1.25%	1.31%G
Supplemental Data
Net assets, end of period (000 omitted)	$1,085,586	$833,073
Portfolio turnover rateH	112%	63%I,J

 A For the period March 27, 2015 (commencement of operations) to August 31, 2015.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended August 31, 2016

1. Organization.

Fidelity Series Short-Term Credit Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Series Short-Term Credit and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the FMR Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2016 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2016, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to premium on debt securities, market discount and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$8,570,740
Gross unrealized depreciation	(4,634,366)
Net unrealized appreciation (depreciation) on securities	$3,936,374
Tax Cost	$2,101,011,554

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$1,675,622
Undistributed long-term capital gain	$323,345
Net unrealized appreciation (depreciation) on securities and other investments	$3,936,374

The tax character of distributions paid was as follows:

	August 31, 2016	August 31, 2015
Ordinary Income	$20,717,717	$ 9,349,989

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $550,889,936 and $374,219,977, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .35% of the Fund's average net assets. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives transfer agent fees at an annual rate of .10% of average net assets for Series Short Term Credit. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each applicable class were as follows:

Amount
Series Short-Term Credit	$842,839

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Prior Fiscal Year Exchanges In-Kind. During the prior period, certain investment companies managed by the investment adviser or its affiliates (Investing Funds) completed exchanges in-kind with the Fund. The Investing Funds delivered investments, including accrued interest, valued at $2,312,877,095 in exchange for 231,287,710 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets as well as Note 9: Share Transactions. The Fund recognized no gain or loss for federal income tax purposes.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,065 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $497.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended August 31, 2016	Year ended August 31, 2015(a)
From net investment income
Series Short-Term Credit	$9,043,568	$4,252,797
Class F	10,576,066	5,097,192
Total	$19,619,634	$9,349,989
From net realized gain
Series Short-Term Credit	$521,811	$–
Class F	576,272	–
Total	$1,098,083	$–

 (a) For the period March 27, 2015 (commencement of operations) to August 31, 2015.

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Year ended August 31, 2016	Year ended August 31, 2015(a)	Year ended August 31, 2016	Year ended August 31, 2015(a)
Series Short-Term Credit
Shares sold	45,212,221	115,081,727(b)	$451,217,796	$1,150,647,404(b)
Reinvestment of distributions	958,597	426,112	9,565,371	4,252,791
Shares redeemed	(21,430,443)	(38,275,533)	(213,387,353)	(382,779,727)
Net increase (decrease)	24,740,375	77,232,306	$247,395,814	$772,120,468
Class F
Shares sold	52,358,212	129,630,293(b)	$522,680,275	$1,296,088,170(b)
Reinvestment of distributions	1,117,682	510,699	11,152,338	5,097,192
Shares redeemed	(28,954,017)	(46,410,463)	(288,198,166)	(464,065,388)
Net increase (decrease)	24,521,877	83,730,529	$245,634,447	$837,119,974

 (a) For the period March 27, 2015 (commencement of operations) to August 31, 2015.

 (b) Amount includes in-kind exchanges (see Note 5: Prior Fiscal Year Exchanges In-Kind).

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity Series Short-Term Credit Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Series Short-Term Credit Fund (a fund of Fidelity Salem Street Trust) at August 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the periods indicated and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity Series Short-Term Credit Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2016 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
October 19, 2016

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Jonathan Chiel, Jennifer Toolin McAuliffe, and Mark A. Murray, each of the Trustees oversees 244 funds. Mr. Chiel oversees 111 funds. Ms. McAuliffe and Mr. Murray each oversees 191 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544 for Fidelity® Series Short-Term Credit Fund or 1-800-835-5092 for Class F.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as President (2013-present) and Chief Executive Officer (2014-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present), Chairman and Director of FMR (investment adviser firm, 2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Ms. McAuliffe previously served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)

Year of Election or Appointment: 2007

Trustee

Mr. Keyes also serves as Trustee of other Fidelity® funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (U.K.) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jeffrey S. Christian (1961)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Christian also serves as Assistant Treasurer of other funds. Mr. Christian is an employee of Fidelity Investments (2003-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)

Year of Election or Appointment: 2015

Vice President

Mr. Goebel serves as Vice President of other funds and is an employee of Fidelity Investments (2001-present). Mr. Goebel serves as Senior Vice President of Fidelity Management & Research Company (FMR) (investment adviser firm, 2016-present). Previously, Mr. Goebel served as Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-2015), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-2015), and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-2015); General Counsel, Secretary, and Senior Vice President of FMR (investment adviser firm, 2008-2015) and FMR Co., Inc. (investment adviser firm, 2008-2015); Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-2015) and Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2008-2015); Chief Legal Officer (CLO) of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-2015); Secretary and CLO of certain Fidelity® funds (2008-2015); Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

John F. Papandrea (1972)

Year of Election or Appointment: 2016

Anti-Money Laundering (AML) Officer

Mr. Papandrea also serves as AML Officer of other funds. Mr. Papandrea is Vice President of FMR LLC (diversified financial services company, 2008-present) and is an employee of Fidelity Investments (2005-present).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of FMR Investment Management (U.K.) Limited (investment adviser firm, 2015-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Christine J. Thompson (1958)

Year of Election or Appointment: 2015

Vice President of Fidelity's Bond Funds

Ms. Thompson also serves as Vice President of other funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments (1985-present). Previously, Ms. Thompson served as Vice President of Fidelity's Bond Funds (2010-2012).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2016 to August 31, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2016	Ending Account Value August 31, 2016	Expenses Paid During Period-B March 1, 2016 to August 31, 2016
Series Short-Term Credit	.45%
Actual		$1,000.00	$1,015.10	$2.28
Hypothetical-C		$1,000.00	$1,022.87	$2.29
Class F	.35%
Actual		$1,000.00	$1,015.60	$1.77
Hypothetical-C		$1,000.00	$1,023.38	$1.78

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of Fidelity Series Short-Term Credit Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Fidelity Series Short-Term Credit Fund
Series Short-Term Credit	10/17/16	10/14/16	$0.007
Class F	10/17/16	10/14/16	$0.007

The fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31,2016, $323,345, or, if subsequently determined to be different, the net capital gain of such year.

A total of 5.88% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund will notify shareholders in January 2017 of amounts for use in preparing 2016 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Series Short-Term Credit Fund

At its July 2016 meeting, the Board of Trustees, including the Independent Trustees (together, the Board) voted to approve: (i) a new management contract between Fidelity Management & Research Company (FMR) and the fund (New Management Contract) to remove the management fee payable by the fund so that the fund will not pay a management fee to FMR for services rendered under the New Management Contract; and (ii) new sub-advisory agreements (New Sub-Advisory Agreements) that obligate FMR or its affiliates to pay fees payable under each sub-advisory agreement as a percentage of the management fees received by an affiliate of FMR under its management contracts with certain other Fidelity funds that invest in the fund (referred to herein as Freedom Funds). The Board considered that the New Management Contract and New Sub-Advisory Agreements (collectively, the New Advisory Contracts) will not take effect unless new management agreements for the Freedom Funds are approved by the Freedom Funds' shareholders.

The Board noted that under the current management contract, the fund pays FMR a monthly management fee. The Board considered that, under the New Management Contract, the fund will no longer pay FMR a management fee. The Board also considered that, under the New Sub-Advisory Agreements, FMR or its affiliates, will pay the fees based on a portion of the management fees received by an affiliate of FMR under its management contracts with the Freedom Funds. The Board noted that, as a result, the New Advisory Contracts are expected to result in an overall decrease in the fees and expenses payable by the fund.

The Board considered that the approval of the New Advisory Contracts will not result in any changes to (i) the investment process or strategies employed in the management of the fund's assets; (ii) the nature, extent and quality of services provided to the fund; or (iii) the day-to-day management of the fund and the personnel primarily responsible for such management. The Board noted that the New Advisory Contracts provide that FMR or an affiliate undertakes to pay all operating expenses of the fund, except transfer agent fees, 12b-1 fees, Independent Trustee expenses, custodian fees and expenses, expenses related to proxy solicitations, interest, taxes, brokerage expenses, and extraordinary expenses (such as litigation expenses). The Board considered that it initially approved the current management contract and sub-advisory agreements for the fund in November 2014.

In connection with its consideration of future renewals of the New Advisory Contracts, the Board may consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund's management fee and total expenses; (iii) the costs of the services and profitability; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds (including the fund).

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the management fee structures are fair and reasonable, and that the fund's New Advisory Contracts should be approved.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

SS1-ANN-1016
1.9863239.101

Fidelity Advisor® Series Short-Term Credit Fund Annual Report August 31, 2016

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended August 31, 2016	Past 1 year	Life of fundA
Fidelity Advisor® Series Short-Term Credit Fund	2.06%	1.40%

 A From March 27, 2015

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Series Short-Term Credit Fund on March 27, 2015, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. 1-3 Year Credit Bond Index performed over the same period.

Period Ending Values
$10,202	Fidelity Advisor® Series Short-Term Credit Fund
$10,251	Barclays® U.S. 1-3 Year Credit Bond Index

Management's Discussion of Fund Performance

Market Recap:  Taxable investment-grade bonds gained solidly for the 12 months ending August 31, 2016, a volatile period marked by persistent concern about global growth, divergent global monetary policies and Brexit – the U.K.'s late-June referendum vote to leave the European Union. The Barclays® U.S. Aggregate Bond Index rose 5.97% the past year, gaining significant ground in the mid-to-late stages of the period. The return primarily was driven by bond-price gains, partly as foreign investors sought the relatively higher yields and stability of U.S. fixed-income securities. Bond yields trended lower and the yield curve flattened for much of the period, especially in early 2016, soon after the U.S. Federal Reserve raised policy interest rates. Still, U.S. yields remained higher than those in most industrial countries, especially in Japan and parts of Europe, where rates largely were negative. Within the Barclays index, investment-grade corporate bonds led all major market segments by far, with a return of 9.64%. U.S. Treasuries, meanwhile, lagged many spread-based sectors, returning 5.14%. Commercial mortgage-backed securities topped the index, returning 6.72%, although most other securitized sectors fell short. Riskier, non-core fixed-income segments, including emerging-markets debt, led the broader market amid a strong surge in the period's second half.

Comments from Co-Portfolio Managers Rob Galusza and Robin Foley:  For the year, the fund returned 2.06%, slightly trailing, net of fees, the 2.38% return of its benchmark, the Barclays U.S. 1-3 Year Credit Bond Index. The fund's roughly 10% average weighting in out-of-index U.S. Treasury securities hindered relative performance in an environment that largely favored spread sectors – particularly corporate bonds, which the fund underweighted. Within corporates, the fund had strong picks among financial institutions, although choices among the bonds of electric utility companies slightly detracted. Elsewhere, an underweighting in government-related bonds, many of which offered paltry yields, made a healthy relative contribution. Among securitized sectors, an average 12% stake in asset-backed securities contributed, as did an average 8% stake in commercial mortgage-backed securities (CMBS). By period end, we decreased the fund's holdings of CMBS, while significantly increasing the fund's holdings of Treasury securities.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Quality Diversification (% of fund's net assets)

As of August 31, 2016
U.S. Government and U.S. Government Agency Obligations	18.7%
AAA	15.5%
AA	5.3%
A	24.3%
BBB	33.2%
BB and Below	2.1%
Not Rated	0.3%
Short-Term Investments and Net Other Assets	0.6%

As of February 29, 2016
U.S. Government and U.S. Government Agency Obligations	7.1%
AAA	19.7%
AA	4.4%
A	26.2%
BBB	39.6%
BB and Below	2.3%
Not Rated	0.4%
Short-Term Investments and Net Other Assets	0.3%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Asset Allocation (% of fund's net assets)

As of August 31, 2016 *
Corporate Bonds	61.9%
U.S. Government and U.S. Government Agency Obligations	18.6%
Asset-Backed Securities	11.3%
CMOs and Other Mortgage Related Securities	6.1%
Municipal Bonds	0.1%
Other Investments	1.4%
Short-Term Investments and Net Other Assets (Liabilities)	0.6%

 * Foreign investments - 13.3%

As of February 29, 2016 *
Corporate Bonds	70.3%
U.S. Government and U.S. Government Agency Obligations	7.1%
Asset-Backed Securities	13.1%
CMOs and Other Mortgage Related Securities	7.8%
Municipal Bonds	0.2%
Other Investments	1.2%
Short-Term Investments and Net Other Assets (Liabilities)	0.3%

 * Foreign investments - 15.1%

Investments August 31, 2016

Showing Percentage of Net Assets

Nonconvertible Bonds - 61.9%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 4.5%
Automobiles - 2.5%
American Honda Finance Corp.:
0.95% 5/5/17	$715,000	$714,869
1.7% 2/22/19	166,000	167,749
Daimler Finance North America LLC:
1.375% 8/1/17 (a)	358,000	358,759
1.5% 7/5/19 (a)	300,000	298,801
1.65% 3/2/18 (a)	179,000	179,678
1.65% 5/18/18 (a)	500,000	501,898
2.45% 5/18/20 (a)	200,000	205,256
General Motors Financial Co., Inc.:
2.4% 4/10/18	799,000	804,925
2.4% 5/9/19	750,000	753,410
Volkswagen Group of America Finance LLC:
1.25% 5/23/17 (a)	358,000	357,283
1.65% 5/22/18 (a)	500,000	499,296
Volkswagen International Finance NV 2.125% 11/20/18 (a)	500,000	503,688
		5,345,612
Hotels, Restaurants & Leisure - 0.0%
McDonald's Corp. 2.1% 12/7/18	71,000	72,257
Media - 2.0%
21st Century Fox America, Inc. 4.5% 2/15/21	480,000	533,625
CBS Corp. 2.3% 8/15/19	200,000	202,483
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 3.579% 7/23/20 (a)	200,000	209,159
Comcast Corp. 5.15% 3/1/20	500,000	561,862
COX Communications, Inc. 6.25% 6/1/18 (a)	89,000	94,853
NBCUniversal Enterprise, Inc. 1.974% 4/15/19 (a)	1,000,000	1,016,818
Time Warner Cable, Inc. 5.85% 5/1/17	675,000	694,578
Time Warner, Inc.:
4.75% 3/29/21	192,000	215,236
6.875% 6/15/18	500,000	547,441
Viacom, Inc. 2.2% 4/1/19	179,000	179,504
		4,255,559

TOTAL CONSUMER DISCRETIONARY		9,673,428

CONSUMER STAPLES - 5.5%
Beverages - 1.3%
Anheuser-Busch InBev Finance, Inc.:
1.9% 2/1/19	1,728,000	1,745,963
2.65% 2/1/21	350,000	360,678
Heineken NV 1.4% 10/1/17 (a)	99,000	99,206
SABMiller Holdings, Inc. 2.45% 1/15/17 (a)	476,000	478,143
		2,683,990
Food & Staples Retailing - 0.8%
CVS Health Corp.:
1.9% 7/20/18	171,000	173,104
2.25% 12/5/18	710,000	725,166
2.25% 8/12/19	500,000	512,253
Walgreens Boots Alliance, Inc.:
1.75% 11/17/17	46,000	46,269
1.75% 5/30/18	299,000	300,748
		1,757,540
Food Products - 1.5%
General Mills, Inc.:
1.4% 10/20/17	447,000	448,681
5.7% 2/15/17	500,000	510,341
H.J. Heinz Co. 1.6% 6/30/17	350,000	351,044
The J.M. Smucker Co. 1.75% 3/15/18	1,116,000	1,121,906
Tyson Foods, Inc. 2.65% 8/15/19	679,000	696,452
William Wrigley Jr. Co. 1.4% 10/21/16 (a)	121,000	121,090
		3,249,514
Tobacco - 1.9%
BAT International Finance PLC:
1.85% 6/15/18 (a)	750,000	757,013
2.75% 6/15/20 (a)	500,000	515,841
Imperial Tobacco Finance PLC:
2.05% 2/11/18 (a)	900,000	905,157
2.05% 7/20/18 (a)	400,000	403,622
Philip Morris International, Inc.:
1.25% 8/11/17	322,000	322,559
1.375% 2/25/19	432,000	434,221
Reynolds American, Inc.:
2.3% 6/12/18	578,000	587,072
3.25% 6/12/20	127,000	133,680
		4,059,165

TOTAL CONSUMER STAPLES		11,750,209

ENERGY - 4.7%
Energy Equipment & Services - 0.5%
Nabors Industries, Inc. 2.35% 9/15/16	102,000	102,010
Noble Holding International Ltd. 5% 3/16/18 (b)	12,000	11,799
Petrofac Ltd. 3.4% 10/10/18 (a)	322,000	323,269
Schlumberger Holdings Corp. 2.35% 12/21/18 (a)	561,000	570,561
		1,007,639
Oil, Gas & Consumable Fuels - 4.2%
Anadarko Petroleum Corp. 4.85% 3/15/21	49,000	52,128
BG Energy Capital PLC 2.875% 10/15/16 (a)	241,000	241,463
BP Capital Markets PLC:
1.375% 5/10/18	1,195,000	1,197,402
1.676% 5/3/19	96,000	96,736
2.521% 1/15/20	500,000	514,406
Canadian Natural Resources Ltd. 1.75% 1/15/18	74,000	73,715
Columbia Pipeline Group, Inc. 2.45% 6/1/18	237,000	238,136
ConocoPhillips Co.:
1.5% 5/15/18	1,370,000	1,370,073
2.2% 5/15/20	350,000	352,866
Enbridge, Inc.:
1.1358% 6/2/17 (b)	317,000	314,213
1.2961% 10/1/16 (b)	447,000	446,460
Enterprise Products Operating LP:
1.65% 5/7/18	605,000	605,926
2.55% 10/15/19	35,000	35,844
Exxon Mobil Corp. 1.708% 3/1/19	500,000	505,697
Kinder Morgan Energy Partners LP 2.65% 2/1/19	18,000	18,216
Kinder Morgan, Inc. 3.05% 12/1/19	401,000	411,718
Marathon Petroleum Corp. 2.7% 12/14/18	293,000	299,948
Petro-Canada 6.05% 5/15/18	179,000	191,679
Petroleos Mexicanos:
3.125% 1/23/19	30,000	30,390
5.5% 2/4/19 (a)	230,000	244,375
Phillips 66 Co. 2.95% 5/1/17	116,000	117,340
Schlumberger Investment SA 1.25% 8/1/17 (a)	268,000	268,067
Shell International Finance BV 2.125% 5/11/20	266,000	271,435
Total Capital International SA 1% 1/10/17	537,000	536,966
TransCanada PipeLines Ltd.:
1.625% 11/9/17	380,000	381,011
1.875% 1/12/18	358,000	359,824
		9,176,034

TOTAL ENERGY		10,183,673

FINANCIALS - 30.1%
Banks - 16.6%
Australia & New Zealand Banking Group Ltd. 2.25% 6/13/19	750,000	762,290
Banco Nacional de Desenvolvimento Economico e Social 3.375% 9/26/16 (a)	208,000	207,480
Bank of America Corp.:
2% 1/11/18	2,191,000	2,204,234
2.6% 1/15/19	4,600,000	4,701,614
2.65% 4/1/19	500,000	511,670
Bank of Montreal 1.4% 4/10/18	700,000	700,579
Bank of Nova Scotia:
1.375% 12/18/17	191,000	191,195
1.7% 6/11/18	440,000	442,480
Bank of Tokyo-Mitsubishi UFJ Ltd.:
1.45% 9/8/17 (a)	250,000	249,873
1.7% 3/5/18 (a)	358,000	358,501
Barclays PLC 2% 3/16/18	850,000	850,616
BNP Paribas 2.375% 9/14/17	370,000	373,664
Capital One NA 2.35% 8/17/18	500,000	506,725
Citigroup, Inc.:
1.7% 4/27/18	850,000	850,966
1.8% 2/5/18	351,000	352,277
1.85% 11/24/17	179,000	179,769
2.05% 6/7/19	500,000	503,768
2.15% 7/30/18	300,000	302,832
2.4% 2/18/20	241,000	244,146
2.5% 9/26/18	300,000	305,251
2.5% 7/29/19	925,000	943,728
Citizens Bank NA:
1.6% 12/4/17	358,000	357,304
2.45% 12/4/19	270,000	273,486
Credit Suisse Group Funding Guernsey Ltd. 3.45% 4/16/21 (a)	500,000	510,624
Credit Suisse New York Branch:
1.3154% 5/26/17 (b)	358,000	358,233
1.375% 5/26/17	895,000	895,754
1.7% 4/27/18	350,000	350,173
1.75% 1/29/18	358,000	358,537
Discover Bank:
2% 2/21/18	447,000	448,763
2.6% 11/13/18	500,000	507,354
Fifth Third Bancorp 4.5% 6/1/18	223,000	233,425
Fifth Third Bank 2.15% 8/20/18	228,000	230,939
HSBC U.S.A., Inc.:
1.7% 3/5/18	216,000	216,233
2.625% 9/24/18	179,000	182,055
ING Bank NV 1.8% 3/16/18 (a)	1,000,000	1,004,715
Intesa Sanpaolo SpA 2.375% 1/13/17	447,000	447,831
JPMorgan Chase & Co.:
1.7% 3/1/18	4,179,000	4,198,056
2% 8/15/17	358,000	360,801
2.35% 1/28/19	1,250,000	1,275,788
La Caisse Centrale 1.75% 1/29/18 (a)	268,000	268,359
Lloyds Bank PLC 1.75% 3/16/18	268,000	268,019
Mitsubishi UFJ Trust & Banking Corp. 1.6% 10/16/17 (a)	268,000	268,418
Mizuho Bank Ltd.:
1.0901% 9/25/17 (a)(b)	358,000	357,193
1.55% 10/17/17 (a)	587,000	587,031
MUFG Americas Holdings Corp. 1.625% 2/9/18	51,000	51,014
Nordea Bank AB 1.875% 9/17/18 (a)	200,000	201,435
Royal Bank of Canada:
1.625% 4/15/19	250,000	250,680
2.15% 3/15/19	500,000	508,187
2.2% 7/27/18	179,000	181,702
Royal Bank of Scotland Group PLC 1.5711% 3/31/17 (b)	393,000	392,649
Sumitomo Mitsui Banking Corp.:
1.3% 1/10/17	447,000	447,251
1.75% 1/16/18	358,000	359,086
SunTrust Banks, Inc. 3.5% 1/20/17	259,000	260,773
The Toronto-Dominion Bank:
1.45% 9/6/18	500,000	499,728
2.25% 11/5/19	500,000	510,456
Wells Fargo & Co. 2.15% 1/15/19	2,000,000	2,033,692
Westpac Banking Corp. 1.6% 8/19/19	300,000	299,450
		35,698,852
Capital Markets - 5.5%
Deutsche Bank AG London Branch:
1.4% 2/13/17	895,000	893,331
2.5% 2/13/19	500,000	500,639
2.85% 5/10/19	530,000	531,713
Goldman Sachs Group, Inc.:
1.748% 9/15/17	626,000	627,469
2% 4/25/19	1,000,000	1,010,981
2.375% 1/22/18	1,893,000	1,917,200
2.55% 10/23/19	180,000	183,996
2.625% 1/31/19	768,000	787,679
Lazard Group LLC 6.85% 6/15/17	5,000	5,191
Morgan Stanley:
1.875% 1/5/18	2,179,000	2,189,867
2.65% 1/27/20	1,000,000	1,025,709
UBS AG Stamford Branch:
1.3401% 3/26/18 (b)	1,000,000	1,003,238
1.375% 6/1/17	500,000	500,150
1.375% 8/14/17	352,000	351,918
1.8% 3/26/18	256,000	257,430
		11,786,511
Consumer Finance - 3.7%
American Express Credit Corp.:
1.125% 6/5/17	447,000	446,883
1.875% 11/5/18	700,000	706,714
2.25% 5/5/21	500,000	508,408
Capital One Financial Corp. 2.45% 4/24/19	250,000	255,076
Discover Financial Services 6.45% 6/12/17	563,000	583,014
Ford Motor Credit Co. LLC:
1.684% 9/8/17	358,000	358,436
1.897% 8/12/19	250,000	250,010
2.145% 1/9/18	1,858,000	1,869,055
2.24% 6/15/18	701,000	706,778
3% 6/12/17	528,000	534,371
Hyundai Capital America:
1.45% 2/6/17 (a)	250,000	250,093
2% 3/19/18 (a)	179,000	179,903
2% 7/1/19 (a)	500,000	502,004
2.125% 10/2/17 (a)	265,000	266,802
2.875% 8/9/18 (a)	127,000	129,669
Synchrony Financial:
1.875% 8/15/17	42,000	42,090
2.6% 1/15/19	434,000	439,827
		8,029,133
Diversified Financial Services - 0.6%
AIG Global Funding 1.65% 12/15/17 (a)	268,000	269,230
Berkshire Hathaway Finance Corp.:
1.6% 5/15/17	238,000	238,987
1.7% 3/15/19	139,000	140,751
IntercontinentalExchange, Inc. 2.75% 12/1/20	261,000	272,053
Moody's Corp. 2.75% 7/15/19	320,000	328,227
S&P Global, Inc. 2.5% 8/15/18	116,000	117,863
		1,367,111
Insurance - 2.8%
ACE INA Holdings, Inc. 2.3% 11/3/20	112,000	115,189
AFLAC, Inc. 2.4% 3/16/20	500,000	513,388
AIA Group Ltd. 2.25% 3/11/19 (a)	533,000	539,615
American International Group, Inc.:
2.3% 7/16/19	432,000	440,170
5.85% 1/16/18	221,000	233,731
Aon Corp. 5% 9/30/20	170,000	188,013
Assurant, Inc. 2.5% 3/15/18	600,000	607,713
Marsh & McLennan Companies, Inc. 2.55% 10/15/18	210,000	213,476
MetLife, Inc. 1.756% 12/15/17 (b)	83,000	83,390
Metropolitan Life Global Funding I:
1.3% 4/10/17 (a)	366,000	366,708
1.5% 1/10/18 (a)	458,000	460,291
New York Life Global Funding 1.55% 11/2/18 (a)	330,000	331,682
Pricoa Global Funding I 1.9% 9/21/18 (a)	300,000	303,180
Principal Life Global Funding II:
2.2% 4/8/20 (a)	430,000	434,193
2.25% 10/15/18 (a)	500,000	508,655
Prudential Financial, Inc. 2.3% 8/15/18	565,000	573,878
TIAA Asset Management Finance LLC 2.95% 11/1/19 (a)	51,000	52,362
		5,965,634
Real Estate Investment Trusts - 0.6%
Boston Properties, Inc. 3.7% 11/15/18	500,000	521,956
ERP Operating LP 2.375% 7/1/19	114,000	116,153
Health Care REIT, Inc.:
2.25% 3/15/18	61,000	61,547
4.7% 9/15/17	500,000	516,461
Select Income REIT 2.85% 2/1/18	86,000	86,517
		1,302,634
Real Estate Management & Development - 0.3%
Mack-Cali Realty LP 2.5% 12/15/17	137,000	137,572
Ventas Realty LP 1.25% 4/17/17	88,000	87,998
Ventas Realty LP/Ventas Capital Corp. 2% 2/15/18	124,000	124,725
Washington Prime Group LP 3.85% 4/1/20	259,000	265,864
		616,159

TOTAL FINANCIALS		64,766,034

HEALTH CARE - 4.7%
Biotechnology - 1.3%
AbbVie, Inc.:
1.75% 11/6/17	333,000	334,503
1.8% 5/14/18	962,000	966,927
2.5% 5/14/20	221,000	226,056
Amgen, Inc.:
1.25% 5/22/17	356,000	356,369
2.2% 5/22/19	750,000	765,732
Celgene Corp. 2.125% 8/15/18	168,000	169,989
		2,819,576
Health Care Equipment & Supplies - 0.6%
Becton, Dickinson & Co. 1.8% 12/15/17	246,000	247,433
Danaher Corp. 1.65% 9/15/18	396,000	401,051
Medtronic, Inc. 1.5% 3/15/18	296,000	297,698
Zimmer Biomet Holdings, Inc. 2% 4/1/18	340,000	342,147
		1,288,329
Health Care Providers & Services - 0.7%
Aetna, Inc. 1.9% 6/7/19	390,000	393,437
Cardinal Health, Inc. 1.95% 6/15/18	51,000	51,502
Express Scripts Holding Co. 1.25% 6/2/17	445,000	445,391
UnitedHealth Group, Inc.:
1.7% 2/15/19	130,000	131,225
1.9% 7/16/18	326,000	330,020
WellPoint, Inc. 1.875% 1/15/18	115,000	115,635
		1,467,210
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.:
1.3% 2/1/17	55,000	55,042
2.15% 12/14/18	83,000	84,003
		139,045
Pharmaceuticals - 2.0%
Actavis Funding SCS:
1.7361% 3/12/18 (b)	447,000	450,711
2.35% 3/12/18	858,000	867,839
3% 3/12/20	149,000	154,009
Bayer U.S. Finance LLC 1.5% 10/6/17 (a)	372,000	372,087
Mylan N.V. 2.5% 6/7/19 (a)	288,000	291,652
Mylan, Inc. 1.35% 11/29/16	65,000	65,074
Perrigo Co. PLC 2.3% 11/8/18	307,000	308,545
Teva Pharmaceutical Finance Netherlands III BV:
1.4% 7/20/18	575,000	573,801
1.7% 7/19/19	353,000	353,574
Zoetis, Inc.:
1.875% 2/1/18	818,000	819,845
3.45% 11/13/20	47,000	49,131
		4,306,268

TOTAL HEALTH CARE		10,020,428

INDUSTRIALS - 1.1%
Aerospace & Defense - 0.3%
L-3 Communications Corp. 1.5% 5/28/17	177,000	177,253
Lockheed Martin Corp. 1.85% 11/23/18	500,000	506,645
		683,898
Electrical Equipment - 0.1%
Fortive Corp. 1.8% 6/15/19 (a)	89,000	89,621
Industrial Conglomerates - 0.1%
Roper Technologies, Inc. 2.05% 10/1/18	214,000	216,456
Machinery - 0.5%
John Deere Capital Corp.:
1.3% 3/12/18	1,000,000	1,003,097
1.6% 7/13/18	65,000	65,500
		1,068,597
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
2.125% 1/15/18	88,000	88,086
2.625% 9/4/18	180,000	181,045
		269,131

TOTAL INDUSTRIALS		2,327,703

INFORMATION TECHNOLOGY - 1.2%
Electronic Equipment & Components - 0.7%
Amphenol Corp. 1.55% 9/15/17	304,000	304,857
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 3.48% 6/1/19 (a)	500,000	513,977
Tyco Electronics Group SA:
2.375% 12/17/18	40,000	40,724
6.55% 10/1/17	604,000	637,127
		1,496,685
IT Services - 0.3%
The Western Union Co.:
2.875% 12/10/17	199,000	201,688
3.65% 8/22/18	388,000	399,969
		601,657
Technology Hardware, Storage & Peripherals - 0.2%
Hewlett Packard Enterprise Co. 2.85% 10/5/18 (a)	500,000	509,499

TOTAL INFORMATION TECHNOLOGY		2,607,841

MATERIALS - 1.0%
Chemicals - 1.0%
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 1.7% 5/1/18 (a)	1,120,000	1,119,904
Ecolab, Inc.:
1.45% 12/8/17	106,000	106,295
1.55% 1/12/18	858,000	861,963
		2,088,162
Metals & Mining - 0.0%
Freeport-McMoRan, Inc. 2.3% 11/14/17	119,000	116,918

TOTAL MATERIALS		2,205,080

TELECOMMUNICATION SERVICES - 4.7%
Diversified Telecommunication Services - 3.8%
AT&T, Inc.:
1.4% 12/1/17	1,196,000	1,197,298
2.3% 3/11/19	238,000	242,770
2.375% 11/27/18	500,000	510,200
2.4% 3/15/17	858,000	864,575
2.45% 6/30/20	186,000	189,744
BellSouth Corp. 4.4% 4/26/17 (a)(b)	500,000	509,908
British Telecommunications PLC:
1.25% 2/14/17	500,000	500,375
2.35% 2/14/19	886,000	904,467
CenturyLink, Inc. 5.15% 6/15/17	196,000	200,900
Verizon Communications, Inc.:
1.35% 6/9/17	1,278,000	1,280,706
1.375% 8/15/19	500,000	498,500
3.65% 9/14/18	500,000	522,926
4.5% 9/15/20	750,000	827,657
		8,250,026
Wireless Telecommunication Services - 0.9%
America Movil S.A.B. de CV:
1.6561% 9/12/16 (b)	214,000	214,015
2.375% 9/8/16	274,000	274,012
Vodafone Group PLC:
1.5% 2/19/18	1,179,000	1,178,820
1.625% 3/20/17	258,000	258,575
		1,925,422

TOTAL TELECOMMUNICATION SERVICES		10,175,448

UTILITIES - 4.4%
Electric Utilities - 2.8%
American Electric Power Co., Inc. 1.65% 12/15/17	274,000	274,563
Cleveland Electric Illuminating Co. 5.7% 4/1/17	200,000	204,592
Duke Energy Corp.:
1.0341% 4/3/17 (b)	320,000	320,470
1.625% 8/15/17	457,000	458,960
1.8% 9/1/21	122,000	121,682
2.1% 6/15/18	1,000,000	1,011,968
Eversource Energy 1.45% 5/1/18	52,000	52,044
Exelon Corp.:
1.55% 6/9/17	35,000	35,066
2.85% 6/15/20	51,000	52,815
FirstEnergy Corp. 2.75% 3/15/18	576,000	581,746
NextEra Energy Capital Holdings, Inc.:
1.586% 6/1/17	341,000	342,036
1.649% 9/1/18	83,000	83,190
Pacific Gas & Electric Co. 5.625% 11/30/17	317,000	333,886
Public Service Electric & Gas Co. 2.3% 9/15/18	1,000,000	1,020,862
Southern Co.:
1.3% 8/15/17	250,000	250,234
1.85% 7/1/19	525,000	528,577
TECO Finance, Inc. 1.2646% 4/10/18 (b)	400,000	395,000
		6,067,691
Gas Utilities - 0.5%
Southern California Gas Co. 1.55% 6/15/18	1,000,000	1,007,342
Independent Power and Renewable Electricity Producers - 0.3%
Emera U.S. Finance LP:
2.15% 6/15/19 (a)	54,000	54,647
2.7% 6/15/21 (a)	53,000	54,176
Kinder Morgan Finance Co. LLC 6% 1/15/18 (a)	250,000	262,173
Southern Power Co. 1.5% 6/1/18	264,000	264,553
		635,549
Multi-Utilities - 0.8%
Berkshire Hathaway Energy Co. 1.1% 5/15/17	468,000	468,154
Dominion Resources, Inc.:
1.4% 9/15/17	151,000	150,985
1.6% 8/15/19	130,000	130,090
1.9% 6/15/18	283,000	284,767
2.5% 12/1/19	229,000	233,725
2.9311% 9/30/66 (b)	239,000	188,810
Wisconsin Energy Corp. 1.65% 6/15/18	334,000	336,078
		1,792,609

TOTAL UTILITIES		9,503,191

TOTAL NONCONVERTIBLE BONDS
(Cost $132,535,958)		133,213,035

U.S. Treasury Obligations - 17.0%
U.S. Treasury Notes:
0.75% 7/15/19	$23,899,000	$23,782,278
0.875% 6/15/19	8,500,000	8,489,375
1.375% 3/31/20	4,200,000	4,247,414
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $36,559,917)		36,519,067

U.S. Government Agency - Mortgage Securities - 1.4%
Fannie Mae - 0.8%
2.448% 11/1/34 (b)	24,286	25,402
2.522% 10/1/41 (b)	52,098	55,173
2.54% 6/1/42 (b)	18,451	19,208
2.557% 1/1/40 (b)	49,229	51,784
2.599% 10/1/35 (b)	54,812	57,370
2.627% 3/1/40 (b)	26,815	28,274
2.652% 9/1/41 (b)	86,525	91,496
2.667% 5/1/35 (b)	43,589	45,998
2.673% 12/1/34 (b)	20,925	22,175
2.684% 2/1/35 (b)	48,368	50,656
2.685% 12/1/39 (b)	12,261	12,964
2.693% 2/1/42 (b)	108,652	113,460
2.72% 7/1/35 (b)	156,610	165,499
2.751% 1/1/42 (b)	87,970	91,722
2.794% 12/1/33 (b)	25,657	27,083
2.801% 11/1/36 (b)	53,790	56,517
2.818% 8/1/41 (b)	44,501	46,265
2.822% 4/1/35 (b)	15,295	16,091
2.941% 3/1/40 (b)	36,887	38,908
2.951% 11/1/40 (b)	11,277	11,892
2.98% 9/1/41 (b)	13,466	14,085
3.014% 8/1/41 (b)	13,674	14,344
3.229% 7/1/41 (b)	18,731	19,710
3.352% 10/1/41 (b)	10,541	11,106
3.557% 7/1/41 (b)	24,612	25,883
4.5% 6/1/19 to 7/1/20	23,831	24,615
5.5% 11/1/17 to 11/1/34	450,316	501,904
7% 4/1/17	204	205

TOTAL FANNIE MAE		1,639,789

Freddie Mac - 0.6%
2.509% 11/1/35 (b)	25,942	27,152
2.82% 8/1/36 (b)	17,533	18,455
2.823% 10/1/42 (b)	76,113	80,436
2.905% 4/1/40 (b)	27,835	29,260
3.03% 4/1/40 (b)	24,780	26,119
3.05% 9/1/41 (b)	24,203	25,493
3.087% 8/1/41 (b)	41,899	43,549
3.193% 9/1/41 (b)	14,722	15,445
3.231% 4/1/41 (b)	13,606	14,206
3.286% 6/1/41 (b)	14,431	15,193
3.417% 5/1/41 (b)	11,905	12,474
3.5% 8/1/26	370,742	393,608
3.627% 6/1/41 (b)	20,949	22,048
3.704% 5/1/41 (b)	18,845	19,850
4% 6/1/24 to 4/1/26	420,460	447,884
4.5% 8/1/18 to 11/1/18	66,390	68,284
8.5% 5/1/26 to 7/1/28	5,839	6,896

TOTAL FREDDIE MAC		1,266,352

Ginnie Mae - 0.0%
5.5% 6/15/35	45,391	52,404
7% 1/15/25 to 6/15/32	29,495	35,007

TOTAL GINNIE MAE		87,411

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $2,996,399)		2,993,552

Asset-Backed Securities - 11.3%
Accredited Mortgage Loan Trust:
Series 2003-3 Class A1, 5.21% 1/25/34 (AMBAC Insured) (b)	$39,860	$38,893
Series 2005-1 Class M1, 1.1929% 4/25/35 (b)	14,969	13,959
Ally Master Owner Trust:
Series 2012-4 Class A, 1.72% 7/15/19	118,000	118,391
Series 2012-5 Class A, 1.54% 9/15/19	499,000	500,460
Series 2014-3 Class A, 1.33% 3/15/19	854,000	854,403
Series 2014-5 Class A2, 1.6% 10/15/19	447,000	448,072
Series 2015-3 Class A, 1.63% 5/15/20	350,000	351,235
American Express Credit Account Master Trust:
Series 2014-2 Class A, 1.26% 1/15/20	350,000	350,581
Series 2014-4 Class A, 1.43% 6/15/20	547,000	549,333
AmeriCredit Automobile Receivables Trust:
Series 2013-5 Class A3, 0.9% 9/10/18	33,006	32,997
Series 2014-1 Class A3, 0.9% 2/8/19	58,195	58,143
Series 2014-2 Class A3, 0.94% 2/8/19	197,346	197,130
Series 2014-4 Class A3, 1.27% 7/8/19	90,000	89,970
Series 2015-2 Class A3, 1.27% 1/8/20	400,000	399,707
Series 2015-3 Class A3, 1.54% 3/9/20	500,000	500,307
Series 2016-2 Class A2A, 1.42% 10/8/19	180,000	180,074
Argent Securities, Inc. pass-thru certificates Series 2003-W7 Class A2, 1.2679% 3/25/34 (b)	14,781	13,395
Bank of America Credit Card Master Trust Series 2015-A2 Class A, 1.36% 9/15/20	549,000	550,410
BMW Vehicle Lease Trust Series 2015-1 Class A3, 1.24% 12/20/17	268,000	268,236
Capital Auto Receivables Asset Trust:
Series 2014-3 Class A2, 1.18% 12/20/17	69,332	69,316
Series 2015-1 Class A2, 1.42% 6/20/18	263,000	263,171
Series 2015-2 Class A2, 1.39% 9/20/18	185,000	185,203
Capital One Multi-Asset Execution Trust:
Series 2016-A3 Class A3, 1.34% 4/15/22	520,000	520,457
Series 2016-A4 Class A4, 1.4% 6/15/22	429,000	428,896
Carmax Auto Owner Trust:
Series 2014-4 Class A3, 1.25% 11/15/19	257,528	257,792
Series 2015-2 Class A3, 1.37% 3/16/20	290,000	290,688
CFC LLC Series 2014-1A Class A, 1.46% 12/17/18 (a)	9,774	9,769
Chase Issuance Trust:
Series 2015-A2, Class A, 1.59% 2/18/20	268,000	269,705
Series 2016-A2 Class A, 1.37% 6/15/21	520,000	520,416
Series 2016-A5 Class A5, 1.27% 7/15/21	520,000	518,752
Chrysler Capital Auto Receivables Trust Series 2015-AA Class A3, 1.22% 7/15/19 (a)	431,183	431,061
CIT Equipment Collateral:
Series 2013-VT1 Class A3, 1.13% 7/20/20 (a)	27,158	27,149
Series 2014-VT1 Class A3, 1.5% 10/21/19 (a)	270,347	270,096
Citibank Credit Card Issuance Trust:
Series 2014-A4 Class A4, 1.23% 4/24/19	358,000	358,596
Series 2014-A8 Class A8, 1.73% 4/9/20	345,000	348,584
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.7744% 3/25/32 (b)	1,524	1,497
Series 2004-2 Class 3A4, 1.0244% 7/25/34 (b)	11,176	9,283
Series 2004-4 Class M2, 1.3194% 6/25/34 (b)	2,044	1,906
Dell Equipment Finance Trust:
Series 2015-1 Class A3, 1.3% 3/23/20 (a)	200,000	199,799
Series 2015-2 Class A2A, 1.42% 12/22/17 (a)	182,240	182,353
Discover Card Master Trust:
Series 2012-A6 Class A6, 1.67% 1/18/22	402,000	405,812
Series 2014-A3 Class A3, 1.22% 10/15/19	358,000	358,393
Series 2014-A5 Class A, 1.39% 4/15/20	359,000	360,152
Series 2016-A1 Class A1, 1.64% 7/15/21	320,000	322,408
Enterprise Fleet Financing LLC:
Series 2014-1 Class A2, 0.87% 9/20/19 (a)	69,256	69,115
Series 2014-2 Class A2, 1.05% 3/20/20 (a)	238,216	237,683
Series 2015-1 Class A2, 1.3% 9/20/20 (a)	235,175	234,530
Series 2016-2 Class A2, 1.74% 2/22/22(a)	213,000	212,390
Fannie Mae Series 2004-T5:
Class AB1, 0.8897% 5/28/35 (b)	27,289	24,931
Class AB3, 1.1662% 5/28/35 (b)	12,075	10,531
Flagship Credit Auto Trust Series 2016-1 Class A, 2.53% 12/15/20 (a)	278,878	280,249
Ford Credit Auto Lease Trust Series 2015-A Class A3, 1.13% 6/15/18	442,000	441,856
Ford Credit Auto Owner Trust Series 2014-2 Class A, 2.31% 4/15/26 (a)	927,000	946,542
Ford Credit Floorplan Master Owner Trust:
Series 2012-5 Class A, 1.49% 9/15/19	984,000	986,888
Series 2014-4 Class A1, 1.4% 8/15/19	351,000	351,132
Series 2015-4 Class A1, 1.77% 8/15/20	370,000	372,401
Series 2016-3 Class A1, 1.7% 7/15/21	394,000	393,193
Fremont Home Loan Trust Series 2004-D:
Class M4, 1.9494% 11/25/34 (b)	18,672	1,886
Class M5, 2.0244% 11/25/34 (b)	4,140	60
GM Financial Automobile Leasing Trust:
Series 2014-2A Class A3, 1.22% 1/22/18 (a)	207,675	207,767
Series 2015-1 Class A3, 1.53% 9/20/18	297,000	298,033
Series 2015-2 Class A3, 1.68% 12/20/18	260,000	261,197
Series 2016-2 Class A2A, 1.49% 10/22/18	345,000	344,450
GMF Floorplan Owner Revolving Trust:
Series 2015-1 Class A1, 1.65% 5/15/20 (a)	415,000	414,426
Series 2016-1 Class A1, 1.86% 5/17/21 (a)	320,000	320,722
Home Equity Asset Trust:
Series 2003-5 Class A2, 1.2244% 12/25/33 (b)	7,906	7,254
Series 2004-1 Class M2, 2.2244% 6/25/34 (b)	8,443	7,471
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.7144% 1/25/37 (b)	28,130	19,708
Hyundai Auto Lease Securitization Trust Series 2015-B Class A3, 1.4% 11/15/18 (a)	330,000	330,876
Hyundai Auto Receivables Trust:
Series 2015-C Class A3, 1.46% 2/18/20	249,000	249,759
Series 2016-A Class A3, 1.56% 9/15/20	110,000	110,836
Hyundai Floorplan Master Owner Trust Series 2016-1A Class A2, 1.43% 3/15/21 (a)	202,000	202,374
KeyCorp Student Loan Trust Series 1999-A Class A2, 0.9601% 12/27/29 (b)	761	759
Merrill Lynch Mortgage Investors Trust:
Series 2006-FM1 Class A2B, 0.5979% 4/25/37 (b)	690	595
Series 2006-OPT1 Class A1A, 1.0444% 6/25/35 (b)	15,168	14,600
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 1.2044% 8/25/34 (b)	24,849	21,274
Series 2004-NC8 Class M6, 2.3994% 9/25/34 (b)	7,985	7,432
Nissan Auto Receivables Trust Series 2016-C Class A3, 1.18% 1/15/21	387,000	385,838
Nissan Master Owner Trust Receivables:
Series 2015-A Class A2, 1.44% 1/15/20	358,000	357,823
Series 2016-A Class A2, 1.55% 6/15/21	224,000	222,947
Northstar Education Finance, Inc., Delaware Series 2005-1 Class A5, 1.3844% 10/30/45 (b)	81,619	76,619
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 2.3994% 9/25/34 (b)	142,806	130,455
Class M4, 2.6994% 9/25/34 (b)	194,565	120,851
Series 2005-WCH1 Class M4, 1.7694% 1/25/36 (b)	33,532	29,858
Santander Drive Auto Receivables Trust Series 2014-4 Class B, 1.82% 5/15/19	164,000	164,243
SLM Private Credit Student Loan Trust:
Series 2004-A Class C, 1.6025% 6/15/33 (b)	71,689	67,873
Series 2004-B:
Class A2, 0.8339% 6/15/21 (b)	34,041	33,955
Class C, 1.5039% 9/15/33 (b)	96,653	90,417
Synchrony Credit Card Master Note Trust:
Series 2015-3 Class A, 1.74% 9/15/21	500,000	501,937
Series 2016-1 Class A, 2.04% 3/15/22	200,000	202,680
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.3844% 9/25/34 (b)	15,559	13,854
Toyota Auto Receivables Owner Trust:
Series 2015-C Class A3, 1.34% 6/17/19	500,000	501,350
Series 2016-B Class A3, 1.51% 4/15/20	179,000	179,130
Toyota Auto Receivables Trust Series 2016-C Class A3, 4% 8/17/20	236,000	235,341
Verizon Owner Trust Series 2016-1A Class A, 1.42% 1/20/21 (a)	371,000	371,179
Volkswagen Auto Loan Enhanced Trust Series 2014-1 Class A3, 0.91% 10/22/18	145,694	145,442
Volkswagen Credit Auto Master Trust Series 2014-1A Class A2, 1.4% 7/22/19 (a)	222,000	220,643
Volvo Financial Equipment LLC Series 2015-1A Class A3, 1.51% 6/17/19 (a)	281,000	281,716
World Omni Auto Receivables Trust Series 2014-B Class A3, 1.14% 1/15/20	296,517	296,414
World Omni Automobile Lease Securitization Trust Series 2015-A Class A3, 1.54% 10/15/18	270,000	270,530
TOTAL ASSET-BACKED SECURITIES
(Cost $24,386,646)		24,410,965

Collateralized Mortgage Obligations - 0.2%
Private Sponsor - 0.0%
Credit Suisse Mortgage Trust Series 2012-2R Class 1A1, 2.9413% 5/27/35 (a)(b)	91,760	94,303
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.6944% 2/25/37 (b)	11,363	10,477

TOTAL PRIVATE SPONSOR		104,780

U.S. Government Agency - 0.2%
Fannie Mae:
pass-thru certificates Series 2012-127 Class DH, 4% 11/25/27	93,544	98,560
planned amortization class Series 2012-94 Class E, 3% 6/25/22	51,266	52,348
sequential payer:
Series 2001-40 Class Z, 6% 8/25/31	25,028	28,467
Series 2009-31 Class A, 4% 2/25/24	8,097	8,209
Freddie Mac:
planned amortization class Series 3820 Class DA, 4% 11/15/35	81,219	84,315
Series 3949 Class MK, 4.5% 10/15/34	60,259	65,082

TOTAL U.S. GOVERNMENT AGENCY		336,981

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $445,141)		441,761

Commercial Mortgage Securities - 6.1%
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.4918% 2/14/43 (b)(c)	24,369	11
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2007-3 Class A5, 5.377% 6/10/49	390,000	398,135
Series 2007-5 Class A1A, 5.361% 2/10/51	958,980	988,281
Series 2007-2 Class A1A, 5.5731% 4/10/49 (b)	295,744	299,659
Series 2007-3 Class A4, 5.5433% 6/10/49 (b)	154,958	157,137
Bank of America Commercial Mortgage Trust Series 2016-UB10 Class A1, 1.559% 6/15/49	230,314	231,144
Barclays Commercial Mortgage Securities LLC floater Series 2015-RRI Class A, 1.6577% 5/15/32 (a)(b)	221,872	221,591
Bayview Commercial Asset Trust:
floater:
Series 2005-4A:
Class A2, 0.9144% 1/25/36 (a)(b)	76,392	65,669
Class M1, 0.9744% 1/25/36 (a)(b)	24,027	19,859
Series 2007-1 Class A2, 0.7944% 3/25/37 (a)(b)	36,790	31,088
Series 2007-4A Class A2, 1.0379% 9/25/37 (a)(b)	100,762	64,258
Series 2006-2A Class IO, 0% 7/25/36 (a)(b)(c)	726,655	0
Bear Stearns Commercial Mortgage Securities Trust sequential payer Series 2006-PW14 Class A1A, 5.189% 12/11/38	84,231	84,402
CD Commercial Mortgage Trust Series 2007-CD5 Class A1A, 5.8% 11/15/44	125,986	130,094
CDGJ Commercial Mortgage Trust Series 2014-BXCH Class A, 2.0801% 12/15/27 (a)(b)	586,772	588,061
Citigroup Commercial Mortgage Trust:
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49	20,393	20,369
Series 2007-C6 Class A4, 5.7119% 12/10/49 (b)	476,000	485,583
Series 2013-GC11 Class A1, 0.754% 4/10/46	41,566	41,441
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class A3, 5.484% 4/15/47	168,730	170,757
COMM Mortgage Trust pass-thru certificates sequential payer:
Series 2006-C8 Class A1A, 5.292% 12/10/46	208,450	209,785
Series 2007-C9 Class A4, 6.0069% 12/10/49 (b)	201,453	206,653
Commercial Mortgage Loan Trust Series 2008-LS1 Class A1A, 6.0936% 12/10/49 (b)	569,366	591,545
CSMC Series 2015-TOWN Class A, 1.7577% 3/15/17 (a)(b)	600,000	600,062
Freddie Mac Series K707 Class A1, 1.615% 9/25/18	147,491	147,995
GAHR Commercial Mortgage Trust floater Series 2015-NRF Class AFL1, 1.8077% 12/15/34 (a)(b)	624,302	627,228
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	250,248	252,949
Series 2007-C1 Class A1A, 5.483% 12/10/49 (b)	469,881	474,888
GS Mortgage Securities Trust:
floater:
Series 2014-GSFL Class A, 1.4841% 7/15/31 (a)(b)	82,160	81,155
Series 2016-ICE2 Class A, 2.412% 2/15/33 (a)(b)	241,000	242,184
sequential payer Series 2006-GG8:
Class A1A, 5.547% 11/10/39	41,062	41,035
Class A4, 5.56% 11/10/39	13,428	13,420
Series 2013-GC12 Class A1, 0.742% 6/10/46 (b)	53,499	53,334
Hilton U.S.A. Trust floater Series 2013-HLF Class AFL, 1.4676% 11/5/30 (a)(b)	176,809	176,929
Hyatt Hotel Portfolio Trust floater Series 2015-HYT Class A, 1.7577% 11/15/29 (a)(b)	160,000	160,198
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2014-BXH Class A, 1.4077% 4/15/27 (a)(b)	268,000	262,448
Series 2014-FL5 Class A, 1.3077% 7/15/31 (a)(b)	188,875	188,869
sequential payer:
Series 2006-LDP9 Class A3, 5.336% 5/15/47	219,346	219,843
Series 2007-CB19 Class A4, 5.6986% 2/12/49 (b)	302,607	307,301
Series 2007-LDPX Class A3, 5.42% 1/15/49	546,933	552,433
Series 2011-C3 Class A3, 4.3877% 2/15/46 (a)	165,000	171,158
Series 2007-CB19 Class A1A, 5.6986% 2/12/49 (b)	323,369	329,432
Series 2013-C13 Class A1, 1.3029% 1/15/46	137,827	137,816
LB-UBS Commercial Mortgage Trust:
sequential payer Series 2007-C1 Class A4, 5.424% 2/15/40	154,057	155,007
Series 2007-C7 Class A3, 5.866% 9/15/45	146,484	152,001
Lone Star Portfolio Trust floater Series 2015-LSP Class A1A2, 2.243% 9/15/28 (a)(b)	207,006	210,327
Merrill Lynch-CFC Commercial Mortgage Trust sequential payer Series 2007-5 Class A4, 5.378% 8/12/48	790,698	795,367
Morgan Stanley Capital I Trust:
sequential payer:
Series 2007-IQ13 Class A1A, 5.312% 3/15/44	85,582	86,362
Series 2007-IQ14 Class A2, 5.61% 4/15/49	29,724	29,705
Series 2007-IQ14 Class A4, 5.692% 4/15/49	375,000	379,491
Series 2007-T27 Class A1A, 5.6426% 6/11/42 (b)	292,331	299,712
SCG Trust Series 2013-SRP1 Class A, 1.8814% 11/15/26 (a)(b)	210,000	209,884
UBS-Barclays Commercial Mortgage Trust sequential payer Series 2013-C6 Class A1, 0.8022% 4/10/46	46,864	46,708
Wachovia Bank Commercial Mortgage Trust:
sequential payer:
Series 2006-C29:
Class A1A, 5.297% 11/15/48	380,364	381,763
Class A4, 5.308% 11/15/48	66,235	66,392
Series 2007-C31 Class A4, 5.509% 4/15/47	44,305	44,792
Series 2006-C26 Class A1A, 6.009% 6/15/45 (b)	33,740	33,709
Waldorf Astoria Boca Raton Trust floater Series 2016-BOCA Class A, 1.82% 6/15/29 (a)(b)	242,000	242,000
WF-RBS Commercial Mortgage Trust Series 2013-C13 Class A1, 0.778% 5/15/45	31,720	31,612
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $13,396,100)		13,211,031

Municipal Securities - 0.1%
Illinois Gen. Oblig. Series 2011, 5.877% 3/1/19
(Cost $318,006)	300,000	325,473

Bank Notes - 1.4%
Capital One Bank NA:
1.2% 2/13/17	$354,000	$354,022
1.3% 6/5/17	268,000	268,052
Capital One NA 1.65% 2/5/18	268,000	268,376
Citizens Bank NA 2.3% 12/3/18	250,000	252,951
Fifth Third Bank 2.375% 4/25/19	1,000,000	1,020,188
Manufacturers & Traders Trust Co. 1.4% 7/25/17	358,000	358,866
Marshall & Ilsley Bank 5% 1/17/17	15,000	15,182
Regions Financial Corp. 2.25% 9/14/18	500,000	502,718
TOTAL BANK NOTES
(Cost $3,029,052)		3,040,355
	Shares	Value

Money Market Funds - 0.8%
Fidelity Cash Central Fund, 0.42% (d)
(Cost $1,708,119)	1,708,119	1,708,119
TOTAL INVESTMENT PORTFOLIO - 100.2%
(Cost $215,375,338)		215,863,358
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(497,309)
NET ASSETS - 100%		$215,366,049

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $31,246,666 or 14.5% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$11,633
Total	$11,633

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$133,213,035	$--	$133,213,035	$--
U.S. Government and Government Agency Obligations	36,519,067	--	36,519,067	--
U.S. Government Agency - Mortgage Securities	2,993,552	--	2,993,552	--
Asset-Backed Securities	24,410,965	--	24,380,028	30,937
Collateralized Mortgage Obligations	441,761	--	441,761	--
Commercial Mortgage Securities	13,211,031	--	13,146,773	64,258
Municipal Securities	325,473	--	325,473	--
Bank Notes	3,040,355	--	3,040,355	--
Money Market Funds	1,708,119	1,708,119	--	--
Total Investments in Securities:	$215,863,358	$1,708,119	$214,060,044	$95,195

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	86.7%
United Kingdom	4.1%
Canada	2.4%
Netherlands	1.5%
Japan	1.3%
Luxembourg	1.1%
Others (Individually Less Than 1%)	2.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2016
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $213,667,219)	$214,155,239
Fidelity Central Funds (cost $1,708,119)	1,708,119
Total Investments (cost $215,375,338)		$215,863,358
Receivable for investments sold		11,140
Receivable for fund shares sold		122,102
Interest receivable		896,018
Distributions receivable from Fidelity Central Funds		504
Total assets		216,893,122
Liabilities
Payable to custodian bank	$463
Payable for investments purchased	761,846
Payable for fund shares redeemed	684,738
Accrued management fee	63,084
Other affiliated payables	16,942
Total liabilities		1,527,073
Net Assets		$215,366,049
Net Assets consist of:
Paid in capital		$214,680,638
Undistributed net investment income		82,746
Accumulated undistributed net realized gain (loss) on investments		114,645
Net unrealized appreciation (depreciation) on investments		488,020
Net Assets, for 21,455,084 shares outstanding		$215,366,049
Net Asset Value, offering price and redemption price per share ($215,366,049 ÷ 21,455,084 shares)		$10.04

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended August 31, 2016
Investment Income
Interest		$2,944,989
Income from Fidelity Central Funds		11,633
Total income		2,956,622
Expenses
Management fee	$644,320
Transfer agent fees	190,516
Independent trustees' fees and expenses	804
Miscellaneous	216
Total expenses before reductions	835,856
Expense reductions	(187)	835,669
Net investment income (loss)		2,120,953
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	157,179
Total net realized gain (loss)		157,179
Change in net unrealized appreciation (depreciation) on investment securities		1,348,250
Net gain (loss)		1,505,429
Net increase (decrease) in net assets resulting from operations		$3,626,382

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended August 31, 2016	For the period March 27, 2015 (commencement of operations) to August 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,120,953	$824,556
Net realized gain (loss)	157,179	(4,600)
Change in net unrealized appreciation (depreciation)	1,348,250	(860,230)
Net increase (decrease) in net assets resulting from operations	3,626,382	(40,274)
Distributions to shareholders from net investment income	(2,031,351)	(821,593)
Distributions to shareholders from net realized gain	(50,337)	–
Total distributions	(2,081,688)	(821,593)
Share transactions
Proceeds from sales of shares	106,226,806	203,956,582
Reinvestment of distributions	2,081,687	821,592
Cost of shares redeemed	(67,930,109)	(30,473,336)
Net increase (decrease) in net assets resulting from share transactions	40,378,384	174,304,838
Total increase (decrease) in net assets	41,923,078	173,442,971
Net Assets
Beginning of period	173,442,971	–
End of period	$215,366,049	$173,442,971
Other Information
Undistributed net investment income end of period	$82,746	$–
Distributions in excess of net investment income end of period	$–	$(1,710)
Shares
Sold	10,633,942	20,400,361
Issued in reinvestment of distributions	208,353	82,336
Redeemed	(6,814,107)	(3,055,801)
Net increase (decrease)	4,028,188	17,426,896

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Series Short-Term Credit Fund

Years ended August 31,	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$9.95	$10.00
Income from Investment Operations
Net investment income (loss)B	.115	.046
Net realized and unrealized gain (loss)	.089	(.051)
Total from investment operations	.204	(.005)
Distributions from net investment income	(.111)	(.045)
Distributions from net realized gain	(.003)	–
Total distributions	(.114)	(.045)
Net asset value, end of period	$10.04	$9.95
Total ReturnC,D	2.06%	(.05)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.45%	.46%G
Expenses net of fee waivers, if any	.45%	.46%G
Expenses net of all reductions	.45%	.46%G
Net investment income (loss)	1.15%	1.08%G
Supplemental Data
Net assets, end of period (000 omitted)	$215,366	$173,443
Portfolio turnover rateH	115%	77%I,J

 A For the period March 27, 2015 (commencement of operations) to August 31, 2015.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Amount not annualized.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended August 31, 2016

1. Organization.

Fidelity Advisor Series Short-Term Credit Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the FMR Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2016 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2016, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to premium on debt securities, market discount and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$968,109
Gross unrealized depreciation	(437,028)
Net unrealized appreciation (depreciation) on securities	$531,081
Tax Cost	$215,332,277

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$122,884
Undistributed long-term capital gain	$31,445
Net unrealized appreciation (depreciation) on securities and other investments	$531,081

The tax character of distributions paid was as follows:

	August 31, 2016	August 31, 2015
Ordinary Income	$2,081,688	$ 821,593

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $60,619,870 and $35,576,457, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .35% of the Fund's average net assets. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .10% of average net assets.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Prior Fiscal Year Exchanges In-Kind. During the prior period, certain investment companies managed by the investment adviser or its affiliates (Investing Funds) completed exchanges in-kind with the Fund. The Investing Funds delivered investments, including accrued interest, valued at $173,434,551 in exchange for 17,343,455 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets. The Fund recognized no gain or loss for federal income tax purposes.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $216 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's management fee. During the period, these credits reduced the Fund's management fee by $187.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity Advisor Series Short-Term Credit Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor Series Short-Term Credit Fund (a fund of Fidelity Salem Street Trust) at August 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the periods indicated and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity Advisor Series Short-Term Credit Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2016 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
October 19, 2016

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Jonathan Chiel, Jennifer Toolin McAuliffe, and Mark A. Murray, each of the Trustees oversees 244 funds. Ms. McAuliffe and Mr. Murray each oversees 191 funds. Mr. Chiel oversees 111 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as President (2013-present) and Chief Executive Officer (2014-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present), Chairman and Director of FMR (investment adviser firm, 2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Ms. McAuliffe previously served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)

Year of Election or Appointment: 2007

Trustee

Mr. Keyes also serves as Trustee of other Fidelity® funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (U.K.) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jeffrey S. Christian (1961)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Christian also serves as Assistant Treasurer of other funds. Mr. Christian is an employee of Fidelity Investments (2003-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)

Year of Election or Appointment: 2015

Vice President

Mr. Goebel serves as Vice President of other funds and is an employee of Fidelity Investments (2001-present). Mr. Goebel serves as Senior Vice President of Fidelity Management & Research Company (FMR) (investment adviser firm, 2016-present). Previously, Mr. Goebel served as Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-2015), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-2015), and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-2015); General Counsel, Secretary, and Senior Vice President of FMR (investment adviser firm, 2008-2015) and FMR Co., Inc. (investment adviser firm, 2008-2015); Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-2015) and Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2008-2015); Chief Legal Officer (CLO) of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-2015); Secretary and CLO of certain Fidelity® funds (2008-2015); Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

John F. Papandrea (1972)

Year of Election or Appointment: 2016

Anti-Money Laundering (AML) Officer

Mr. Papandrea also serves as AML Officer of other funds. Mr. Papandrea is Vice President of FMR LLC (diversified financial services company, 2008-present) and is an employee of Fidelity Investments (2005-present).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of FMR Investment Management (U.K.) Limited (investment adviser firm, 2015-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Christine J. Thompson (1958)

Year of Election or Appointment: 2015

Vice President of Fidelity's Bond Funds

Ms. Thompson also serves as Vice President of other funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments (1985-present). Previously, Ms. Thompson served as Vice President of Fidelity's Bond Funds (2010-2012).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2016 to August 31, 2016).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2016	Ending Account Value August 31, 2016	Expenses Paid During Period-B March 1, 2016 to August 31, 2016
Actual	.45%	$1,000.00	$1,014.40	$2.28
Hypothetical-C		$1,000.00	$1,022.87	$2.29

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of Fidelity Advisor Series Short-Term Credit Fund voted to pay on October 17, 2016, to shareholders of record at the opening of business on October 14, 2016, a distribution of $0.007 per share derived from capital gains realized from sales of portfolio securities.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2016, $31,445, or, if subsequently determined to be different, the net capital gain of such year.

A total of 5.37% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund will notify shareholders in January 2017 of amounts for use in preparing 2016 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Series Short-Term Credit Fund

At its July 2016 meeting, the Board of Trustees, including the Independent Trustees (together, the Board) voted to approve: (i) a new management contract between Fidelity Management & Research Company (FMR) and the fund (New Management Contract) to remove the management fee payable by the fund so that the fund will not pay a management fee to FMR for services rendered under the New Management Contract; and (ii) new sub-advisory agreements (New Sub-Advisory Agreements) that obligate FMR or its affiliates to pay fees payable under each sub-advisory agreement as a percentage of the management fees received by an affiliate of FMR under its management contracts with certain other Fidelity funds that invest in the fund (referred to herein as Freedom Funds). The Board considered that the New Management Contract and New Sub-Advisory Agreements (collectively, the New Advisory Contracts) will not take effect unless new management agreements for the Freedom Funds are approved by the Freedom Funds' shareholders.

The Board noted that under the current management contract, the fund pays FMR a monthly management fee. The Board considered that, under the New Management Contract, the fund will no longer pay FMR a management fee. The Board also considered that, under the New Sub-Advisory Agreements, FMR or its affiliates, will pay the fees based on a portion of the management fees received by an affiliate of FMR under its management contracts with the Freedom Funds. The Board noted that, as a result, the New Advisory Contracts are expected to result in an overall decrease in the fees and expenses payable by the fund.

The Board considered that the approval of the New Advisory Contracts will not result in any changes to (i) the investment process or strategies employed in the management of the fund's assets; (ii) the nature, extent and quality of services provided to the fund; or (iii) the day-to-day management of the fund and the personnel primarily responsible for such management. The Board noted that the New Advisory Contracts provide that FMR or an affiliate undertakes to pay all operating expenses of the fund, except transfer agent fees, 12b-1 fees, Independent Trustee expenses, custodian fees and expenses, expenses related to proxy solicitations, interest, taxes, brokerage expenses, and extraordinary expenses (such as litigation expenses). The Board considered that it initially approved the current management contract and sub-advisory agreements for the fund in November 2014.

In connection with its consideration of future renewals of the New Advisory Contracts, the Board may consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund's management fee and total expenses; (iii) the costs of the services and profitability; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds (including the fund).

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the management fee structures are fair and reasonable, and that the fund's New Advisory Contracts should be approved.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

ASS1-ANN-1016
1.9863255.101

Fidelity Advisor® Corporate Bond Fund - Class A, Class T, Class C and Class I Annual Report August 31, 2016 Class A, Class T, Class C and Class I are classes of Fidelity® Corporate Bond Fund

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended August 31, 2016	Past 1 year	Past 5 years	Life of fundA
Class A (incl. 4.00% sales charge)	4.42%	4.20%	5.37%
Class T (incl. 4.00% sales charge)	4.33%	4.16%	5.32%
Class C (incl. contingent deferred sales charge)	6.86%	4.27%	5.24%
Class I	9.08%	5.35%	6.35%

 A From May 4, 2010

 Class C shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 1%, 0%, and 0%, respectively.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Corporate Bond Fund - Class A on May 4, 2010, when the fund started, and the current 4.00% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Credit Bond Index performed over the same period.

Period Ending Values
$13,927	Fidelity Advisor® Corporate Bond Fund - Class A
$14,081	Barclays® U.S. Credit Bond Index

Management's Discussion of Fund Performance

Market Recap:  Taxable investment-grade bonds gained solidly for the 12 months ending August 31, 2016, a volatile period marked by persistent concern about global growth, divergent global monetary policies and Brexit – the U.K.’s late-June referendum vote to leave the European Union. The Barclays U.S. Aggregate Bond Index rose 5.97% the past year, gaining significant ground in the mid-to-late stages of the period. The return primarily was driven by bond-price gains, partly as foreign investors sought the relatively higher yields and stability of U.S. fixed-income securities. Bond yields trended lower and the yield curve flattened for much of the period, especially in early 2016, soon after the U.S. Federal Reserve raised policy interest rates. Still, U.S. yields remained higher than those in most industrial countries, especially in Japan and parts of Europe, where rates largely were negative. Within the Barclays index, investment-grade corporate bonds led all major market segments by far, with a return of 9.64%. U.S. Treasuries, meanwhile, lagged many spread-based sectors, returning 5.14%. Commercial mortgage-backed securities topped the index, returning 6.72%, although most other securitized sectors fell short. Riskier, non-core fixed-income segments, including emerging-markets debt, led the broader market amid a strong surge in the period’s second half.

Comments from Lead Portfolio Manager David Prothro and Co-Portfolio Manager Michael Plage:  For the year, the fund's share classes (excluding sales charges, if applicable) posted high single-digit gains, roughly in line with the 9.14% return of the benchmark Barclays U.S. Credit Bond Index. Relative performance was bolstered by an overweighting in the energy sector, although security selection here partially offset this contribution. Positioning in government-related securities also provided a relative boost. Here, an underweighted allocation to the sector worked well, as did lower-than-benchmark exposure to specific issuers. Holdings of several taxable municipal bond issues also proved additive. Not owning securities issued by the supranational entities in the benchmark, such as the World Bank, was another plus. An allocation to out-of-benchmark high-yield bonds contributed, as well. On the downside, security selection and an underweighting in the basic industry group within industrials hampered results, as did exposure to the lagging insurance group within financials. Lastly, a combined stake in cash and U.S. Treasuries – held for liquidity purposes – dampened relative performance amid the credit-driven rally during the period's second half.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Note to Shareholders:  On October 1, 2016, Matthew Bartlett joined David Prothro as Co-Portfolio Manager of the fund, replacing Michael Plage.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

Quality Diversification (% of fund's net assets)

As of August 31, 2016
U.S. Government and U.S. Government Agency Obligations	3.1%
AAA	2.4%
AA	2.1%
A	15.5%
BBB	53.8%
BB and Below	16.3%
Short-Term Investments and Net Other Assets	6.8%

As of February 29, 2016
U.S. Government and U.S. Government Agency Obligations	1.4%
AAA	2.2%
AA	3.1%
A	18.4%
BBB	52.9%
BB and Below	17.2%
Not Rated	0.6%
Short-Term Investments and Net Other Assets	4.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of August 31, 2016 *
Corporate Bonds	85.7%
U.S. Government and U.S. Government Agency Obligations	3.1%
Municipal Bonds	0.5%
Other Investments	3.9%
Short-Term Investments and Net Other Assets (Liabilities)	6.8%

 * Foreign investments - 19.3%

As of February 29, 2016 *
Corporate Bonds	87.5%
U.S. Government and U.S. Government Agency Obligations	1.4%
Municipal Bonds	2.0%
Other Investments	4.9%
Short-Term Investments and Net Other Assets (Liabilities)	4.2%

 * Foreign investments - 16.7%

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Investments August 31, 2016

Showing Percentage of Net Assets

Nonconvertible Bonds - 82.8%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 7.3%
Automobiles - 1.7%
Daimler Finance North America LLC 1.5% 7/5/19 (a)	$7,298,000	$7,268,830
General Motors Co.:
5% 4/1/35	2,537,000	2,670,038
5.2% 4/1/45	4,206,000	4,477,619
General Motors Financial Co., Inc. 3.1% 1/15/19	4,827,000	4,921,995
Volkswagen International Finance NV 2.375% 3/22/17 (a)	2,050,000	2,059,635
		21,398,117
Diversified Consumer Services - 0.5%
Ingersoll-Rand Global Holding Co. Ltd. 5.75% 6/15/43	396,000	495,276
Massachusetts Institute of Technology 3.885% 7/1/2116	6,004,000	6,204,131
		6,699,407
Hotels, Restaurants & Leisure - 0.4%
McDonald's Corp.:
3.7% 1/30/26	527,000	569,518
4.875% 12/9/45	4,027,000	4,763,510
		5,333,028
Household Durables - 1.3%
D.R. Horton, Inc.:
3.75% 3/1/19	4,500,000	4,646,250
4% 2/15/20	5,000,000	5,237,500
Toll Brothers Finance Corp. 4.375% 4/15/23	5,750,000	5,879,375
		15,763,125
Internet & Catalog Retail - 0.5%
Amazon.com, Inc. 4.8% 12/5/34	5,101,000	6,125,587
Media - 2.7%
21st Century Fox America, Inc.:
6.15% 2/15/41	4,800,000	6,226,949
6.9% 8/15/39	300,000	411,425
7.75% 12/1/45	111,000	168,689
CBS Corp. 2.3% 8/15/19	3,480,000	3,523,204
Comcast Corp.:
1.625% 1/15/22	1,838,000	1,824,584
4.65% 7/15/42	2,200,000	2,580,094
6.4% 3/1/40	1,150,000	1,642,102
Discovery Communications LLC 4.875% 4/1/43	5,108,000	4,827,305
Time Warner Cable, Inc.:
5.5% 9/1/41	623,000	676,069
5.875% 11/15/40	1,648,000	1,838,276
6.55% 5/1/37	1,329,000	1,603,623
6.75% 7/1/18	700,000	762,829
7.3% 7/1/38	1,188,000	1,542,857
Time Warner, Inc.:
2.1% 6/1/19	3,000,000	3,043,899
6.2% 3/15/40	1,700,000	2,195,128
Viacom, Inc. 3.5% 4/1/17	34,000	34,404
		32,901,437
Specialty Retail - 0.2%
AutoZone, Inc. 3.7% 4/15/22	253,000	269,941
Home Depot, Inc. 5.95% 4/1/41	941,000	1,302,510
Lowe's Companies, Inc. 5.125% 11/15/41	650,000	817,282
		2,389,733

TOTAL CONSUMER DISCRETIONARY		90,610,434

CONSUMER STAPLES - 4.1%
Beverages - 3.0%
Anheuser-Busch InBev Finance, Inc.:
2.65% 2/1/21	11,885,000	12,247,599
3.3% 2/1/23	2,385,000	2,502,623
3.65% 2/1/26	3,500,000	3,736,656
4.7% 2/1/36	2,258,000	2,617,225
4.9% 2/1/46	2,583,000	3,123,519
Constellation Brands, Inc.:
3.75% 5/1/21	2,000,000	2,115,000
4.25% 5/1/23	3,315,000	3,536,691
Heineken NV 4% 10/1/42 (a)	96,000	101,271
PepsiCo, Inc. 4.25% 10/22/44	6,629,000	7,634,951
		37,615,535
Food Products - 0.1%
The J.M. Smucker Co. 2.5% 3/15/20	1,642,000	1,682,603
Tobacco - 1.0%
Imperial Tobacco Finance PLC:
3.75% 7/21/22 (a)	4,575,000	4,853,215
4.25% 7/21/25 (a)	1,134,000	1,241,212
Philip Morris International, Inc. 4.375% 11/15/41	2,100,000	2,382,692
Reynolds American, Inc.:
3.25% 6/12/20	235,000	247,361
4% 6/12/22	366,000	400,748
4.45% 6/12/25	585,000	656,496
5.7% 8/15/35	304,000	377,693
5.85% 8/15/45	1,267,000	1,652,339
		11,811,756

TOTAL CONSUMER STAPLES		51,109,894

ENERGY - 11.8%
Energy Equipment & Services - 2.7%
DCP Midstream LLC:
4.75% 9/30/21 (a)	158,000	155,630
5.35% 3/15/20 (a)	10,096,000	10,247,440
5.85% 5/21/43 (a)(b)	7,500,000	5,737,500
El Paso Pipeline Partners Operating Co. LLC:
5% 10/1/21	3,292,000	3,576,054
6.5% 4/1/20	658,000	735,212
Ensco PLC:
5.2% 3/15/25	1,787,000	1,286,640
5.75% 10/1/44	561,000	345,015
Schlumberger Holdings Corp. 3.625% 12/21/22 (a)	10,105,000	10,779,094
		32,862,585
Oil, Gas & Consumable Fuels - 9.1%
Anadarko Finance Co. 7.5% 5/1/31	274,000	332,080
Anadarko Petroleum Corp.:
4.85% 3/15/21	292,000	310,640
5.55% 3/15/26	744,000	823,004
6.375% 9/15/17	459,000	480,121
6.6% 3/15/46	2,986,000	3,554,525
Apache Corp. 4.75% 4/15/43	3,233,000	3,336,576
Boardwalk Pipelines LP 4.95% 12/15/24	4,120,000	4,249,529
BP Capital Markets PLC:
1.676% 5/3/19	482,000	485,694
3.119% 5/4/26	3,774,000	3,896,312
Canadian Natural Resources Ltd.:
3.9% 2/1/25	4,325,000	4,357,027
6.25% 3/15/38	4,352,000	4,783,157
Cenovus Energy, Inc.:
3.8% 9/15/23	5,000,000	4,826,995
5.7% 10/15/19	1,189,000	1,277,135
DCP Midstream Operating LP:
2.5% 12/1/17	370,000	368,613
2.7% 4/1/19	64,000	62,000
3.875% 3/15/23	222,000	210,900
4.95% 4/1/22	1,925,000	1,939,438
5.6% 4/1/44	340,000	311,100
El Paso Natural Gas Co. 5.95% 4/15/17	492,000	504,528
Enbridge Energy Partners LP 4.2% 9/15/21	140,000	144,482
EnLink Midstream Partners LP 2.7% 4/1/19	1,021,000	1,005,596
Enterprise Products Operating LP:
2.55% 10/15/19	163,000	166,930
3.75% 2/15/25	547,000	571,556
4.85% 3/15/44	2,023,000	2,142,290
4.95% 10/15/54	2,437,000	2,562,218
Exxon Mobil Corp.:
3.043% 3/1/26	5,024,000	5,330,183
4.114% 3/1/46	5,034,000	5,794,647
Kinder Morgan Energy Partners LP:
3.5% 3/1/21	338,000	349,124
3.95% 9/1/22	518,000	536,152
4.25% 9/1/24	181,000	186,310
5.5% 3/1/44	1,641,000	1,666,079
Kinder Morgan, Inc.:
3.05% 12/1/19	3,907,000	4,011,430
5% 2/15/21 (a)	562,000	608,508
Marathon Petroleum Corp. 2.7% 12/14/18	1,631,000	1,669,678
ONEOK Partners LP 2% 10/1/17	2,822,000	2,823,549
Petro-Canada 6.05% 5/15/18	4,470,000	4,786,619
Petroleos Mexicanos:
3.5% 7/18/18	959,000	980,673
5.5% 2/4/19 (a)	1,440,000	1,530,000
5.5% 1/21/21	545,000	588,055
6% 3/5/20	116,000	126,933
6.375% 2/4/21 (a)	3,870,000	4,285,251
6.375% 1/23/45	937,000	986,755
6.875% 8/4/26 (a)	2,930,000	3,406,125
Phillips 66 Co.:
2.95% 5/1/17	2,767,000	2,798,962
4.3% 4/1/22	300,000	330,466
Plains All American Pipeline LP/PAA Finance Corp.:
3.6% 11/1/24	5,000,000	4,850,640
5.75% 1/15/20	3,729,000	4,069,115
Southeast Supply Header LLC 4.25% 6/15/24 (a)	667,000	672,902
Spectra Energy Capital, LLC 5.65% 3/1/20	56,000	60,496
Spectra Energy Partners LP 4.6% 6/15/21	414,000	446,793
The Williams Companies, Inc. 5.75% 6/24/44	4,911,000	5,046,053
TransCanada PipeLines Ltd. 3.125% 1/15/19	933,000	957,569
Western Gas Partners LP:
2.6% 8/15/18	858,000	858,233
4.65% 7/1/26	264,000	273,742
5.375% 6/1/21	1,273,000	1,382,561
Williams Partners LP:
3.35% 8/15/22	2,500,000	2,443,553
3.6% 3/15/22	216,000	215,613
3.9% 1/15/25	280,000	278,424
4% 9/15/25	5,000,000	5,002,880
4.3% 3/4/24	491,000	502,651
		112,559,170

TOTAL ENERGY		145,421,755

FINANCIALS - 35.7%
Banks - 13.9%
Bank of America Corp.:
3.95% 4/21/25	4,128,000	4,296,435
4% 1/22/25	3,277,000	3,412,478
4.2% 8/26/24	10,942,000	11,606,223
Bank of Nova Scotia 4.5% 12/16/25	7,405,000	7,914,471
Barclays PLC 3.65% 3/16/25	4,116,000	4,091,658
BNP Paribas SA 4.25% 10/15/24	6,500,000	6,808,984
BPCE SA 5.15% 7/21/24 (a)	6,475,000	6,869,710
Citigroup, Inc.:
2.2868% 9/1/23 (b)	8,780,000	8,825,366
4.05% 7/30/22	316,000	336,107
4.4% 6/10/25	1,221,000	1,294,094
5.5% 9/13/25	1,317,000	1,492,003
8.125% 7/15/39	1,924,000	3,053,763
Citizens Bank NA 2.55% 5/13/21	338,000	343,969
Citizens Financial Group, Inc. 4.15% 9/28/22 (a)	7,317,000	7,563,393
Credit Agricole SA 4.375% 3/17/25 (a)	3,636,000	3,743,218
Credit Suisse Group Funding Guernsey Ltd. 4.55% 4/17/26 (a)	5,136,000	5,424,335
Credit Suisse New York Branch 3% 10/29/21	1,550,000	1,598,935
Discover Bank:
2% 2/21/18	3,900,000	3,915,382
7% 4/15/20	2,391,000	2,713,584
Fifth Third Bancorp:
4.3% 1/16/24	4,001,000	4,297,326
5.45% 1/15/17	1,232,000	1,250,604
8.25% 3/1/38	3,848,000	5,819,569
Huntington Bancshares, Inc.:
3.15% 3/14/21	2,201,000	2,287,491
7% 12/15/20	1,087,000	1,265,988
Intesa Sanpaolo SpA:
5.017% 6/26/24 (a)	7,245,000	6,834,687
5.71% 1/15/26 (a)	1,569,000	1,537,014
JPMorgan Chase & Co. 3.875% 2/1/24	5,000,000	5,428,065
Lloyds Banking Group PLC 3.1% 7/6/21	2,463,000	2,502,450
PNC Bank NA 2.15% 4/29/21	10,000,000	10,134,920
Rabobank Nederland:
3.75% 7/21/26	7,120,000	7,186,729
4.625% 12/1/23	4,531,000	4,909,198
Regions Bank 6.45% 6/26/37	2,611,000	3,181,224
Regions Financial Corp. 3.2% 2/8/21	614,000	636,563
Royal Bank of Canada 4.65% 1/27/26	1,181,000	1,298,883
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	3,640,000	3,682,803
6% 12/19/23	5,228,000	5,529,844
6.1% 6/10/23	1,000,000	1,061,834
6.125% 12/15/22	5,972,000	6,378,198
SunTrust Banks, Inc. 2.5% 5/1/19	5,184,000	5,291,288
Wells Fargo & Co. 4.65% 11/4/44	4,700,000	5,159,763
		170,978,549
Capital Markets - 5.1%
Blackstone Holdings Finance Co. LLC 4.45% 7/15/45 (a)	8,385,000	8,730,797
Credit Suisse AG 6% 2/15/18	122,000	128,441
Deutsche Bank AG 4.5% 4/1/25	5,594,000	5,282,039
Goldman Sachs Group, Inc.:
3.75% 5/22/25	6,000,000	6,345,186
3.75% 2/25/26	5,000,000	5,292,785
4.25% 10/21/25	4,750,000	5,038,544
5.25% 7/27/21	1,227,000	1,392,814
Janus Capital Group, Inc. 4.875% 8/1/25	1,450,000	1,568,485
Lazard Group LLC 6.85% 6/15/17	31,000	32,184
Merrill Lynch & Co., Inc. 6.11% 1/29/37	2,269,000	2,823,791
Morgan Stanley:
3.875% 1/27/26	5,020,000	5,361,260
4.3% 1/27/45	948,000	1,024,803
4.875% 11/1/22	9,466,000	10,491,991
5.5% 7/28/21	1,222,000	1,399,942
5.75% 1/25/21	557,000	638,426
Peachtree Corners Funding Trust 3.976% 2/15/25 (a)	7,500,000	7,562,025
		63,113,513
Consumer Finance - 3.5%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 3.95% 2/1/22	7,500,000	7,781,250
Ally Financial, Inc.:
4.125% 2/13/22	5,560,000	5,712,900
4.75% 9/10/18	4,500,000	4,674,375
Discover Financial Services:
3.85% 11/21/22	2,538,000	2,623,231
5.2% 4/27/22	2,355,000	2,581,313
Ford Motor Credit Co. LLC:
1.5% 1/17/17	599,000	599,897
2.597% 11/4/19	4,950,000	5,039,927
Hyundai Capital America:
2.125% 10/2/17 (a)	197,000	198,340
2.55% 2/6/19 (a)	3,163,000	3,225,302
2.875% 8/9/18 (a)	4,930,000	5,033,624
Synchrony Financial 2.6% 1/15/19	5,000,000	5,067,130
		42,537,289
Diversified Financial Services - 3.1%
Berkshire Hathaway Finance Corp. 4.4% 5/15/42	107,000	124,151
Brixmor Operating Partnership LP 3.25% 9/15/23	1,461,000	1,463,891
CME Group, Inc. 5.3% 9/15/43	3,050,000	4,038,392
General Electric Capital Corp. 5.875% 1/14/38	150,000	205,254
ING U.S., Inc. 5.7% 7/15/43	2,607,000	2,983,805
Moody's Corp.:
2.75% 7/15/19	6,920,000	7,097,899
5.25% 7/15/44	3,386,000	4,213,024
S&P Global, Inc.:
3.3% 8/14/20	4,913,000	5,154,346
4% 6/15/25	6,038,000	6,576,082
USAA Capital Corp. 2% 6/1/21 (a)	6,691,000	6,747,030
		38,603,874
Insurance - 4.9%
ACE INA Holdings, Inc.:
2.875% 11/3/22	641,000	674,549
4.35% 11/3/45	525,000	618,991
American International Group, Inc.:
4.375% 1/15/55	2,685,000	2,629,190
4.5% 7/16/44	5,833,000	6,061,397
Aon Corp. 6.25% 9/30/40	253,000	327,130
Aon PLC:
3.5% 6/14/24	2,830,000	2,967,770
4.75% 5/15/45	6,000,000	6,661,224
Assurant, Inc. 2.5% 3/15/18	3,842,000	3,891,389
Five Corners Funding Trust 4.419% 11/15/23 (a)	4,111,000	4,437,557
Great-West Life & Annuity Insurance Co. 3.3563% 5/16/46 (a)(b)	66,000	56,430
Hartford Financial Services Group, Inc.:
4.3% 4/15/43	1,211,000	1,212,986
8.125% 6/15/38 (b)	4,915,000	5,369,638
Liberty Mutual Group, Inc. 4.95% 5/1/22 (a)	5,250,000	5,849,256
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	1,643,000	1,821,836
Massachusetts Mutual Life Insurance Co.:
4.5% 4/15/65 (a)	2,264,000	2,298,250
5.375% 12/1/41 (a)	148,000	177,203
Pacific LifeCorp:
5.125% 1/30/43 (a)	1,285,000	1,422,976
6% 2/10/20 (a)	1,050,000	1,165,697
Pricoa Global Funding I 5.625% 6/15/43 (b)	5,000,000	5,362,500
Prudential Financial, Inc. 5.625% 5/12/41	1,170,000	1,418,281
Unum Group:
5.625% 9/15/20	1,846,000	2,065,648
5.75% 8/15/42	3,748,000	4,289,691
7.125% 9/30/16	106,000	106,412
		60,886,001
Real Estate Investment Trusts - 2.8%
Boston Properties, Inc. 2.75% 10/1/26	10,000,000	9,895,600
Camden Property Trust 4.25% 1/15/24	758,000	819,763
CommonWealth REIT 5.875% 9/15/20	1,260,000	1,393,987
Corporate Office Properties LP:
3.6% 5/15/23	2,201,000	2,197,025
3.7% 6/15/21	476,000	490,957
DDR Corp.:
4.625% 7/15/22	391,000	424,674
4.75% 4/15/18	1,764,000	1,838,518
7.5% 4/1/17	4,000,000	4,127,396
Duke Realty LP:
3.875% 10/15/22	403,000	429,054
4.375% 6/15/22	206,000	224,291
6.75% 3/15/20	1,295,000	1,489,639
Equity One, Inc. 3.75% 11/15/22	3,000,000	3,072,717
Health Care REIT, Inc. 2.25% 3/15/18	324,000	326,905
Lexington Corporate Properties Trust 4.4% 6/15/24	250,000	256,603
Omega Healthcare Investors, Inc. 4.375% 8/1/23	7,500,000	7,647,203
		34,634,332
Real Estate Management & Development - 2.4%
Brandywine Operating Partnership LP:
3.95% 2/15/23	2,017,000	2,063,847
4.1% 10/1/24	3,000,000	3,087,039
4.55% 10/1/29	2,014,000	2,103,681
4.95% 4/15/18	290,000	303,076
Essex Portfolio LP 5.5% 3/15/17	3,479,000	3,549,672
Liberty Property LP:
3.375% 6/15/23	1,087,000	1,107,132
4.125% 6/15/22	1,832,000	1,929,776
4.4% 2/15/24	1,039,000	1,123,642
4.75% 10/1/20	752,000	814,497
5.5% 12/15/16	2,436,000	2,464,516
6.625% 10/1/17	1,960,000	2,057,210
Mack-Cali Realty LP:
2.5% 12/15/17	488,000	490,039
3.15% 5/15/23	922,000	858,323
4.5% 4/18/22	94,000	96,079
7.75% 8/15/19	126,000	141,532
Post Apartment Homes LP 3.375% 12/1/22	4,905,000	5,027,453
Tanger Properties LP:
3.875% 12/1/23	398,000	421,603
6.125% 6/1/20	661,000	750,803
Ventas Realty LP 4.125% 1/15/26	345,000	373,444
Ventas Realty LP/Ventas Capital Corp. 2% 2/15/18	508,000	510,972
		29,274,336

TOTAL FINANCIALS		440,027,894

HEALTH CARE - 6.1%
Biotechnology - 0.5%
AbbVie, Inc.:
3.2% 11/6/22	1,183,000	1,236,136
3.6% 5/14/25	1,758,000	1,859,008
4.4% 11/6/42	627,000	668,181
4.5% 5/14/35	1,694,000	1,836,879
		5,600,204
Health Care Equipment & Supplies - 0.4%
Medtronic, Inc. 3.15% 3/15/22	4,650,000	4,937,840
Health Care Providers & Services - 1.9%
Aetna, Inc. 2.8% 6/15/23	8,907,000	9,106,250
Express Scripts Holding Co. 4.75% 11/15/21	3,000,000	3,373,371
UnitedHealth Group, Inc.:
3.75% 7/15/25	2,607,000	2,887,495
3.95% 10/15/42	132,000	144,271
4.25% 3/15/43	2,500,000	2,841,898
4.625% 7/15/35	745,000	883,899
4.625% 11/15/41	965,000	1,141,493
4.75% 7/15/45	1,829,000	2,266,029
WellPoint, Inc.:
1.875% 1/15/18	288,000	289,591
2.375% 2/15/17	810,000	813,788
		23,748,085
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc. 2.15% 12/14/18	509,000	515,149
Pharmaceuticals - 3.3%
Actavis Funding SCS 4.55% 3/15/35	5,473,000	5,893,688
Forest Laboratories, Inc. 4.375% 2/1/19 (a)	2,852,000	3,009,847
Mylan N.V. 3.95% 6/15/26 (a)	5,572,000	5,740,442
Perrigo Co. PLC 3.5% 3/15/21	806,000	832,836
Teva Pharmaceutical Finance Netherlands III BV:
1.4% 7/20/18	8,535,000	8,517,196
1.7% 7/19/19	1,971,000	1,974,205
2.2% 7/21/21	3,872,000	3,873,309
2.8% 7/21/23	624,000	626,522
3.15% 10/1/26	743,000	748,063
4.1% 10/1/46	407,000	415,768
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	7,416,000	7,448,883
Zoetis, Inc.:
1.875% 2/1/18	1,017,000	1,019,293
3.45% 11/13/20	286,000	298,966
		40,399,018

TOTAL HEALTH CARE		75,200,296

INDUSTRIALS - 2.1%
Aerospace & Defense - 0.4%
BAE Systems Holdings, Inc. 2.85% 12/15/20 (a)	3,251,000	3,319,759
L-3 Communications Corp. 3.95% 5/28/24	1,026,000	1,099,571
		4,419,330
Airlines - 0.1%
Aviation Capital Group Corp. 4.625% 1/31/18 (a)	549,000	570,960
Continental Airlines, Inc. 6.648% 3/15/19	18,528	18,921
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	31,211	32,147
8.36% 1/20/19	23,676	24,713
		646,741
Industrial Conglomerates - 0.7%
General Electric Co. 4.125% 10/9/42	434,000	488,664
Roper Technologies, Inc. 2.05% 10/1/18	7,475,000	7,560,798
		8,049,462
Machinery - 0.0%
Ingersoll-Rand Luxembourg Finance SA 4.65% 11/1/44	559,000	623,687
Road & Rail - 0.3%
Burlington Northern Santa Fe LLC:
4.15% 4/1/45	1,008,000	1,128,639
4.4% 3/15/42	2,500,000	2,868,340
		3,996,979
Trading Companies & Distributors - 0.6%
Air Lease Corp.:
2.125% 1/15/18	408,000	408,400
3.375% 6/1/21	2,910,000	3,011,850
3.75% 2/1/22	1,086,000	1,134,309
3.875% 4/1/21	3,305,000	3,482,644
		8,037,203

TOTAL INDUSTRIALS		25,773,402

INFORMATION TECHNOLOGY - 4.2%
Electronic Equipment & Components - 1.4%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
4.42% 6/15/21 (a)	3,590,000	3,755,880
6.02% 6/15/26 (a)	3,770,000	4,041,361
8.35% 7/15/46 (a)	3,801,000	4,427,192
Tyco Electronics Group SA 6.55% 10/1/17	4,758,000	5,018,957
		17,243,390
IT Services - 0.1%
The Western Union Co. 2.875% 12/10/17	926,000	938,510
Software - 1.7%
Microsoft Corp.:
1.55% 8/8/21	6,002,000	5,989,882
3.7% 8/8/46	6,065,000	6,300,922
Oracle Corp.:
3.25% 5/15/30	4,148,000	4,371,627
4.375% 5/15/55	4,148,000	4,513,294
5.375% 7/15/40	240,000	300,827
		21,476,552
Technology Hardware, Storage & Peripherals - 1.0%
Apple, Inc. 3.85% 8/4/46	5,043,000	5,226,631
Hewlett Packard Enterprise Co.:
4.4% 10/15/22 (a)	3,420,000	3,612,101
6.2% 10/15/35 (a)	3,426,000	3,594,967
		12,433,699

TOTAL INFORMATION TECHNOLOGY		52,092,151

MATERIALS - 0.6%
Chemicals - 0.5%
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 1.7% 5/1/18 (a)	5,220,000	5,219,551
Ecolab, Inc. 1.45% 12/8/17	434,000	435,206
		5,654,757
Metals & Mining - 0.1%
BHP Billiton Financial (U.S.A.) Ltd.:
6.25% 10/19/75 (a)(b)	407,000	444,648
6.75% 10/19/75 (a)(b)	1,010,000	1,151,501
		1,596,149

TOTAL MATERIALS		7,250,906

TELECOMMUNICATION SERVICES - 4.0%
Diversified Telecommunication Services - 3.6%
AT&T, Inc.:
2.8% 2/17/21	4,900,000	5,049,773
4.5% 5/15/35	4,270,000	4,520,931
4.75% 5/15/46	2,316,000	2,476,610
5.55% 8/15/41	2,700,000	3,188,611
British Telecommunications PLC 2.35% 2/14/19	4,623,000	4,719,357
Verizon Communications, Inc.:
1.375% 8/15/19	9,000,000	8,972,991
2.45% 11/1/22	634,000	643,589
3.5% 11/1/21	1,420,000	1,526,210
4.6% 4/1/21	460,000	513,502
4.862% 8/21/46	5,287,000	5,878,081
5.012% 8/21/54	6,001,000	6,579,832
		44,069,487
Wireless Telecommunication Services - 0.4%
Rogers Communications, Inc. 4.1% 10/1/23	4,398,000	4,890,800

TOTAL TELECOMMUNICATION SERVICES		48,960,287

UTILITIES - 6.9%
Electric Utilities - 3.8%
Cleco Corporate Holdings LLC 3.743% 5/1/26 (a)	1,215,000	1,276,032
Cleveland Electric Illuminating Co. 5.7% 4/1/17	223,000	228,121
DPL, Inc. 6.75% 10/1/19	3,400,000	3,434,000
Duke Energy Corp. 1.8% 9/1/21	675,000	673,238
Duke Energy Industries, Inc. 4.9% 7/15/43	3,000,000	3,637,224
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (a)	500,000	564,335
6.4% 9/15/20 (a)	1,310,000	1,485,671
FirstEnergy Corp.:
2.75% 3/15/18	699,000	705,973
4.25% 3/15/23	1,919,000	2,029,429
7.375% 11/15/31	6,732,000	8,783,449
Indiana Michigan Power Co. 4.55% 3/15/46	1,274,000	1,461,077
IPALCO Enterprises, Inc. 3.45% 7/15/20	1,894,000	1,941,350
Nevada Power Co. 6.65% 4/1/36	500,000	689,386
Southern Co.:
1.55% 7/1/18	11,192,000	11,234,552
1.85% 7/1/19	6,599,000	6,643,966
Tampa Electric Co. 6.55% 5/15/36	500,000	698,098
TECO Finance, Inc. 5.15% 3/15/20	114,000	125,450
Xcel Energy, Inc. 4.8% 9/15/41	554,000	666,363
		46,277,714
Gas Utilities - 0.6%
Boston Gas Co. 4.487% 2/15/42 (a)	2,000,000	2,228,324
Florida Gas Transmission Co. LLC 4.35% 7/15/25 (a)	5,023,000	5,223,850
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	18,000	19,272
		7,471,446
Independent Power and Renewable Electricity Producers - 0.9%
Kinder Morgan Finance Co. LLC 6% 1/15/18 (a)	7,411,000	7,771,849
TransAlta Corp. 1.9% 6/3/17	3,700,000	3,702,313
		11,474,162
Multi-Utilities - 1.6%
Dominion Resources, Inc.:
2.9311% 9/30/66 (b)	7,158,000	5,654,820
3.4561% 6/30/66 (b)	145,000	127,600
NiSource Finance Corp.:
5.25% 2/15/43	234,000	284,718
5.95% 6/15/41	1,493,000	1,901,509
6.4% 3/15/18	24,000	25,676
Puget Energy, Inc.:
3.65% 5/15/25	2,935,000	3,055,629
5.625% 7/15/22	4,240,000	4,868,711
6.5% 12/15/20	613,000	712,404
Sempra Energy:
2.3% 4/1/17	3,024,000	3,044,488
2.875% 10/1/22	224,000	231,461
Wisconsin Energy Corp. 6.25% 5/15/67 (b)	117,000	100,035
		20,007,051

TOTAL UTILITIES		85,230,373

TOTAL NONCONVERTIBLE BONDS
(Cost $976,683,475)		1,021,677,392

U.S. Treasury Obligations - 3.1%
U.S. Treasury Bonds 3% 11/15/45	29,837,000	34,761,254
U.S. Treasury Notes 2.25% 11/15/25	2,660,000	2,812,328
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $35,676,993)		37,573,582

Municipal Securities - 0.5%
American Muni. Pwr., Inc. Rev. (Combined Hydroelectric Proj.) Series 2010 B, 8.084% 2/15/50	280,000	473,514
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	$40,000	$62,122
7.5% 4/1/34	1,165,000	1,798,189
7.55% 4/1/39	1,815,000	2,957,506
7.625% 3/1/40	345,000	556,920
TOTAL MUNICIPAL SECURITIES
(Cost $4,745,030)		5,848,251

Bank Notes - 2.1%
Capital One Bank NA 2.3% 6/5/19	5,000,000	5,061,665
JPMorgan Chase Bank 6% 10/1/17	10,850,000	11,375,064
Marshall & Ilsley Bank 5% 1/17/17	1,027,000	1,039,486
Regions Bank 7.5% 5/15/18	7,499,000	8,187,678
TOTAL BANK NOTES
(Cost $25,211,343)		25,663,893

Commercial Paper - 1.2%
BAT International Finance PLC 0.8% 9/23/16
(Cost $14,992,667)	15,000,000	14,992,794
	Shares	Value

Fixed-Income Funds - 3.6%
Fidelity Specialized High Income Central Fund (c)
(Cost $45,397,289)	435,000	44,831,142
	Principal Amount	Value

Preferred Securities - 1.2%
FINANCIALS - 1.2%
Banks - 1.2%
Barclays Bank PLC 7.625% 11/21/22 (Cost $14,473,018)	12,560,000	14,372,932
	Shares	Value

Money Market Funds - 5.3%
Fidelity Cash Central Fund, 0.42% (d)
(Cost $65,591,065)	65,591,065	65,591,065
TOTAL INVESTMENT PORTFOLIO - 99.8%
(Cost $1,182,770,880)		1,230,551,051
NET OTHER ASSETS (LIABILITIES) - 0.2%		2,713,820
NET ASSETS - 100%		$1,233,264,871

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $189,261,727 or 15.3% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$211,417
Fidelity Specialized High Income Central Fund	2,342,034
Total	$2,553,451

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Specialized High Income Central Fund	$41,748,012	$2,342,092	$--	$44,831,142	5.4%
Total	$41,748,012	$2,342,092	$--	$44,831,142

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$1,021,677,392	$--	$1,021,677,392	$--
U.S. Government and Government Agency Obligations	37,573,582	--	37,573,582	--
Municipal Securities	5,848,251	--	5,848,251	--
Bank Notes	25,663,893	--	25,663,893	--
Commercial Paper	14,992,794	--	14,992,794	--
Fixed-Income Funds	44,831,142	44,831,142	--	--
Preferred Securities	14,372,932	--	14,372,932	--
Money Market Funds	65,591,065	65,591,065	--	--
Total Investments in Securities:	$1,230,551,051	$110,422,207	$1,120,128,844	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	80.7%
United Kingdom	6.4%
Canada	3.2%
Netherlands	3.0%
France	1.6%
Mexico	1.1%
Luxembourg	1.0%
Others (Individually Less Than 1%)	3.0%
100.0%

The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2016
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,071,782,526)	$1,120,128,844
Fidelity Central Funds (cost $110,988,354)	110,422,207
Total Investments (cost $1,182,770,880)		$1,230,551,051
Receivable for fund shares sold		2,351,423
Interest receivable		10,801,905
Distributions receivable from Fidelity Central Funds		26,848
Total assets		1,243,731,227
Liabilities
Payable for investments purchased	$9,100,930
Payable for fund shares redeemed	678,003
Distributions payable	197,025
Accrued management fee	353,742
Distribution and service plan fees payable	27,758
Other affiliated payables	108,898
Total liabilities		10,466,356
Net Assets		$1,233,264,871
Net Assets consist of:
Paid in capital		$1,189,773,153
Undistributed net investment income		533,636
Accumulated undistributed net realized gain (loss) on investments		(4,822,089)
Net unrealized appreciation (depreciation) on investments		47,780,171
Net Assets		$1,233,264,871
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($43,691,167 ÷ 3,726,227 shares)		$11.73
Maximum offering price per share (100/96.00 of $11.73)		$12.22
Class T:
Net Asset Value and redemption price per share ($9,443,133 ÷ 805,375 shares)		$11.73
Maximum offering price per share (100/96.00 of $11.73)		$12.22
Class C:
Net Asset Value and offering price per share ($20,815,615 ÷ 1,775,487 shares)(a)		$11.72
Corporate Bond:
Net Asset Value, offering price and redemption price per share ($1,000,845,201 ÷ 85,359,222 shares)		$11.73
Class I:
Net Asset Value, offering price and redemption price per share ($158,469,755 ÷ 13,515,128 shares)		$11.73

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended August 31, 2016
Investment Income
Dividends		$866,954
Interest		36,311,917
Income from Fidelity Central Funds		2,553,451
Total income		39,732,322
Expenses
Management fee	$3,663,670
Transfer agent fees	1,166,816
Distribution and service plan fees	297,961
Independent trustees' fees and expenses	4,557
Miscellaneous	2,121
Total expenses before reductions	5,135,125
Expense reductions	(68)	5,135,057
Net investment income (loss)		34,597,265
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(4,868,212)
Total net realized gain (loss)		(4,868,212)
Change in net unrealized appreciation (depreciation) on investment securities		62,297,183
Net gain (loss)		57,428,971
Net increase (decrease) in net assets resulting from operations		$92,026,236

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended August 31, 2016	Year ended August 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$34,597,265	$32,982,717
Net realized gain (loss)	(4,868,212)	2,801,939
Change in net unrealized appreciation (depreciation)	62,297,183	(44,998,470)
Net increase (decrease) in net assets resulting from operations	92,026,236	(9,213,814)
Distributions to shareholders from net investment income	(34,329,909)	(32,369,363)
Distributions to shareholders from net realized gain	–	(636,659)
Total distributions	(34,329,909)	(33,006,022)
Share transactions - net increase (decrease)	198,359,159	209,771,781
Total increase (decrease) in net assets	256,055,486	167,551,945
Net Assets
Beginning of period	977,209,385	809,657,440
End of period	$1,233,264,871	$977,209,385
Other Information
Undistributed net investment income end of period	$533,636	$282,922

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Corporate Bond Fund Class A

Years ended August 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.11	$11.53	$10.81	$11.42	$10.70
Income from Investment Operations
Net investment income (loss)A	.337	.319	.305	.277	.287
Net realized and unrealized gain (loss)	.618	(.420)	.720	(.536)	.857
Total from investment operations	.955	(.101)	1.025	(.259)	1.144
Distributions from net investment income	(.335)	(.312)	(.305)	(.273)	(.294)
Distributions from net realized gain	–	(.007)	–	(.078)	(.130)
Total distributions	(.335)	(.319)	(.305)	(.351)	(.424)
Net asset value, end of period	$11.73	$11.11	$11.53	$10.81	$11.42
Total ReturnB,C	8.77%	(.92)%	9.60%	(2.36)%	10.98%
Ratios to Average Net AssetsD,E
Expenses before reductions	.79%	.79%	.79%	.76%	.76%
Expenses net of fee waivers, if any	.79%	.79%	.79%	.76%	.76%
Expenses net of all reductions	.79%	.79%	.79%	.76%	.76%
Net investment income (loss)	3.00%	2.79%	2.73%	2.43%	2.62%
Supplemental Data
Net assets, end of period (000 omitted)	$43,691	$29,835	$27,677	$21,833	$40,842
Portfolio turnover rateF	40%	50%	61%	58%	103%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than 005%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Corporate Bond Fund Class T

Years ended August 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.11	$11.53	$10.81	$11.42	$10.69
Income from Investment Operations
Net investment income (loss)A	.328	.311	.298	.272	.284
Net realized and unrealized gain (loss)	.617	(.420)	.720	(.537)	.868
Total from investment operations	.945	(.109)	1.018	(.265)	1.152
Distributions from net investment income	(.325)	(.304)	(.298)	(.267)	(.292)
Distributions from net realized gain	–	(.007)	–	(.078)	(.130)
Total distributions	(.325)	(.311)	(.298)	(.345)	(.422)
Net asset value, end of period	$11.73	$11.11	$11.53	$10.81	$11.42
Total ReturnB,C	8.68%	(.99)%	9.53%	(2.42)%	11.06%
Ratios to Average Net AssetsD,E
Expenses before reductions	.87%	.86%	.85%	.80%	.79%
Expenses net of fee waivers, if any	.87%	.86%	.85%	.80%	.79%
Expenses net of all reductions	.87%	.86%	.85%	.80%	.79%
Net investment income (loss)	2.92%	2.72%	2.67%	2.39%	2.59%
Supplemental Data
Net assets, end of period (000 omitted)	$9,443	$7,812	$6,651	$6,502	$12,078
Portfolio turnover rateF	40%	50%	61%	58%	103%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than 005%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Corporate Bond Fund Class C

Years ended August 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.11	$11.53	$10.80	$11.42	$10.69
Income from Investment Operations
Net investment income (loss)A	.253	.231	.219	.189	.204
Net realized and unrealized gain (loss)	.607	(.419)	.730	(.544)	.868
Total from investment operations	.860	(.188)	.949	(.355)	1.072
Distributions from net investment income	(.250)	(.225)	(.219)	(.187)	(.212)
Distributions from net realized gain	–	(.007)	–	(.078)	(.130)
Total distributions	(.250)	(.232)	(.219)	(.265)	(.342)
Net asset value, end of period	$11.72	$11.11	$11.53	$10.80	$11.42
Total ReturnB,C	7.86%	(1.67)%	8.86%	(3.20)%	10.25%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.54%	1.55%	1.56%	1.53%	1.51%
Expenses net of fee waivers, if any	1.54%	1.55%	1.56%	1.53%	1.51%
Expenses net of all reductions	1.54%	1.55%	1.56%	1.53%	1.51%
Net investment income (loss)	2.25%	2.03%	1.96%	1.66%	1.86%
Supplemental Data
Net assets, end of period (000 omitted)	$20,816	$20,372	$11,713	$13,705	$24,613
Portfolio turnover rateF	40%	50%	61%	58%	103%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the contingent deferred sales charge.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Corporate Bond Fund

Years ended August 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.11	$11.53	$10.81	$11.42	$10.70
Income from Investment Operations
Net investment income (loss)A	.375	.358	.342	.309	.321
Net realized and unrealized gain (loss)	.618	(.420)	.721	(.532)	.858
Total from investment operations	.993	(.062)	1.063	(.223)	1.179
Distributions from net investment income	(.373)	(.351)	(.343)	(.309)	(.329)
Distributions from net realized gain	–	(.007)	–	(.078)	(.130)
Total distributions	(.373)	(.358)	(.343)	(.387)	(.459)
Net asset value, end of period	$11.73	$11.11	$11.53	$10.81	$11.42
Total ReturnB	9.14%	(.58)%	9.96%	(2.06)%	11.32%
Ratios to Average Net AssetsC,D
Expenses before reductions	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	3.34%	3.13%	3.07%	2.74%	2.93%
Supplemental Data
Net assets, end of period (000 omitted)	$1,000,845	$800,365	$697,733	$771,621	$471,540
Portfolio turnover rateE	40%	50%	61%	58%	103%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Corporate Bond Fund Class I

Years ended August 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.11	$11.53	$10.81	$11.42	$10.70
Income from Investment Operations
Net investment income (loss)A	.369	.350	.336	.301	.316
Net realized and unrealized gain (loss)	.618	(.418)	.720	(.530)	.858
Total from investment operations	.987	(.068)	1.056	(.229)	1.174
Distributions from net investment income	(.367)	(.345)	(.336)	(.303)	(.324)
Distributions from net realized gain	–	(.007)	–	(.078)	(.130)
Total distributions	(.367)	(.352)	(.336)	(.381)	(.454)
Net asset value, end of period	$11.73	$11.11	$11.53	$10.81	$11.42
Total ReturnB	9.08%	(.63)%	9.90%	(2.11)%	11.27%
Ratios to Average Net AssetsC,D
Expenses before reductions	.50%	.50%	.51%	.52%	.49%
Expenses net of fee waivers, if any	.50%	.50%	.51%	.51%	.49%
Expenses net of all reductions	.50%	.50%	.51%	.51%	.49%
Net investment income (loss)	3.29%	3.07%	3.01%	2.68%	2.88%
Supplemental Data
Net assets, end of period (000 omitted)	$158,470	$118,825	$65,882	$49,866	$5,996
Portfolio turnover rateE	40%	50%	61%	58%	103%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended August 31, 2016

1. Organization.

Fidelity Corporate Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Corporate Bond and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Specialized High Income Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Loans & Direct Debt Instruments Restricted Securities	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, municipal securities, preferred securities, U.S. government and government agency obligations and commercial paper are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2016, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2016, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, partnerships (including allocations from Fidelity Central Funds), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$56,632,885
Gross unrealized depreciation	(6,459,840)
Net unrealized appreciation (depreciation) on securities	$50,173,045
Tax Cost	$1,180,378,006

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$30,941
Capital loss carryforward	$(6,712,267)
Net unrealized appreciation (depreciation) on securities and other investments	$50,173,045

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

No expiration
Short-term	$(2,188,658)
Long-term	(4,523,608)
Total no expiration	$(6,712,267)

The tax character of distributions paid was as follows:

August 31, 2016	August 31, 2015

Ordinary Income	$34,329,909	$ 33,006,022

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $464,020,868 and $320,413,335, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .35% of the Fund's average net assets. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as transfer agent and distribution and service plan fees and interest expense, including commitment fees.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$87,154	$606
Class T	-%	.25%	20,754	54
Class C	.75%	.25%	190,053	61,043
			$297,961	$61,703

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$11,558
Class T	2,696
Class C(a)	9,207
$23,461

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Corporate Bond. FIIOC receives an asset-based fee of .10% of Corporate Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Class A	$65,638.19
Class T	22,491.27
Class C	36,677.19
Corporate Bond	848,386.10
Class I	193,624.15
	$1,166,816

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,121 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $68.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended August 31, 2016	Year ended August 31, 2015
From net investment income
Class A	$1,034,952	$813,671
Class T	240,553	210,742
Class C	424,033	348,748
Corporate Bond	28,466,707	28,038,926
Class I	4,163,664	2,957,276
Total	$34,329,909	$32,369,363
From net realized gain
Class A	$–	$18,619
Class T	–	4,862
Class C	–	9,110
Corporate Bond	–	560,454
Class I	–	43,614
Total	$–	$636,659

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended August 31, 2016	Year ended August 31, 2015	Year ended August 31, 2016	Year ended August 31, 2015
Class A
Shares sold	2,126,858	1,588,722	$24,052,275	$18,202,646
Reinvestment of distributions	88,382	68,942	995,253	788,156
Shares redeemed	(1,174,815)	(1,371,598)	(13,254,304)	(15,714,537)
Net increase (decrease)	1,040,425	286,066	$11,793,224	$3,276,265
Class T
Shares sold	331,986	417,162	$3,741,093	$4,774,665
Reinvestment of distributions	21,004	18,340	236,121	209,687
Shares redeemed	(250,824)	(309,008)	(2,802,775)	(3,517,632)
Net increase (decrease)	102,166	126,494	$1,174,439	$1,466,720
Class C
Shares sold	958,954	1,358,833	$10,772,394	$15,615,558
Reinvestment of distributions	37,147	30,744	416,870	350,856
Shares redeemed	(1,054,744)	(571,153)	(11,648,634)	(6,502,091)
Net increase (decrease)	(58,643)	818,424	$(459,370)	$9,464,323
Corporate Bond
Shares sold	38,155,563	48,939,032	$431,559,422	$561,678,125
Reinvestment of distributions	2,364,319	2,357,302	26,571,506	26,966,661
Shares redeemed	(27,211,196)	(39,742,648)	(304,477,232)	(450,652,855)
Net increase (decrease)	13,308,686	11,553,686	$153,653,696	$137,991,931
Class I
Shares sold	5,190,569	6,825,368	$59,061,593	$78,597,874
Reinvestment of distributions	360,872	259,436	4,062,389	2,961,561
Shares redeemed	(2,732,943)	(2,100,347)	(30,926,812)	(23,986,893)
Net increase (decrease)	2,818,498	4,984,457	$32,197,170	$57,572,542

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity Corporate Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Corporate Bond Fund (a fund of Fidelity Salem Street Trust) at August 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity Corporate Bond Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2016 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
October 18, 2016

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Jonathan Chiel, Jennifer Toolin McAuliffe, and Mark A. Murray, each of the Trustees oversees 244 funds. Mr. Chiel oversees 111 funds. Ms. McAuliffe and Mr. Murray each oversees 191 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as President (2013-present) and Chief Executive Officer (2014-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present), Chairman and Director of FMR (investment adviser firm, 2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Ms. McAuliffe previously served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)

Year of Election or Appointment: 2007

Trustee

Mr. Keyes also serves as Trustee of other Fidelity® funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (U.K.) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jeffrey S. Christian (1961)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Christian also serves as Assistant Treasurer of other funds. Mr. Christian is an employee of Fidelity Investments (2003-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)

Year of Election or Appointment: 2015

Vice President

Mr. Goebel serves as Vice President of other funds and is an employee of Fidelity Investments (2001-present). Mr. Goebel serves as Senior Vice President of Fidelity Management & Research Company (FMR) (investment adviser firm, 2016-present). Previously, Mr. Goebel served as Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-2015), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-2015), and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-2015); General Counsel, Secretary, and Senior Vice President of FMR (investment adviser firm, 2008-2015) and FMR Co., Inc. (investment adviser firm, 2008-2015); Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-2015) and Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2008-2015); Chief Legal Officer (CLO) of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-2015); Secretary and CLO of certain Fidelity® funds (2008-2015); Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

John F. Papandrea (1972)

Year of Election or Appointment: 2016

Anti-Money Laundering (AML) Officer

Mr. Papandrea also serves as AML Officer of other funds. Mr. Papandrea is Vice President of FMR LLC (diversified financial services company, 2008-present) and is an employee of Fidelity Investments (2005-present).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of FMR Investment Management (U.K.) Limited (investment adviser firm, 2015-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Christine J. Thompson (1958)

Year of Election or Appointment: 2015

Vice President of Fidelity's Bond Funds

Ms. Thompson also serves as Vice President of other funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments (1985-present). Previously, Ms. Thompson served as Vice President of Fidelity's Bond Funds (2010-2012).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2016 to August 31, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2016	Ending Account Value August 31, 2016	Expenses Paid During Period-B March 1, 2016 to August 31, 2016
Class A	.78%
Actual		$1,000.00	$1,092.90	$4.10
Hypothetical-C		$1,000.00	$1,021.22	$3.96
Class T	.87%
Actual		$1,000.00	$1,092.40	$4.58
Hypothetical-C		$1,000.00	$1,020.76	$4.42
Class C	1.53%
Actual		$1,000.00	$1,087.90	$8.03
Hypothetical-C		$1,000.00	$1,017.44	$7.76
Corporate Bond	.45%
Actual		$1,000.00	$1,094.70	$2.37
Hypothetical-C		$1,000.00	$1,022.87	$2.29
Class I	.50%
Actual		$1,000.00	$1,094.40	$2.63
Hypothetical-C		$1,000.00	$1,022.62	$2.54

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio. In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .005%.

 C 5% return per year before expenses

Distributions (Unaudited)

A total of 1.38% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $19,495,536 of distributions paid during the period January 1, 2016 to August 31, 2016 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2017 of amounts for use in preparing 2016 income tax returns.

ACBD-ANN-1016
1.907025.106

Item 2.

Code of Ethics

As of the end of the period, August 31, 2016, Fidelity Salem Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Elizabeth S. Acton is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Acton is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Advisor Series Short-Term Credit Fund, Fidelity Corporate Bond Fund, Fidelity Investment Grade Bond Fund, Fidelity Series Government Money Market Fund, Fidelity Series Investment Grade Bond Fund, Fidelity Series Short-Term Credit Fund, Fidelity Short-Term Bond Fund and Fidelity U.S. Bond Index Fund (the “Funds”):

Services Billed by PwC

August 31, 2016 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Series Short-Term Credit Fund	$74,000	$-	$3,500	$2,800
Fidelity Corporate Bond Fund	$83,000	$-	$7,900	$3,200
Fidelity Investment Grade Bond Fund	$110,000	$-	$9,200	$4,700
Fidelity Series Government Money Market Fund	$38,000		$$2,200	$600
Fidelity Series Investment Grade Bond Fund	$120,000	$-	$9,100	$7,000
Fidelity Series Short-Term Credit Fund	$77,000	$-	$3,500	$3,100
Fidelity Short-Term Bond Fund	$180,000	$-	$7,500	$6,600
Fidelity U.S. Bond Index Fund	$103,000	$-	$6,900	$6,000

August 31, 2015 FeesA,B,C

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Series Short-Term Credit Fund	$60,000	$-	$3,300	$700
Fidelity Corporate Bond Fund	$75,000	$-	$8,400	$2,000
Fidelity Investment Grade Bond Fund	$103,000	$-	$9,700	$3,800
Fidelity Series Government Money Market Fund	$-	$-	$-	$-
Fidelity Series Investment Grade Bond Fund	$112,000	$-	$12,700	$10,600
Fidelity Series Short-Term Credit Fund	$63,000	$-	$3,300	$900
Fidelity Short-Term Bond Fund	$109,000	$-	$8,100	$4,000
Fidelity U.S. Bond Index Fund	$104,000	$-	$7,400	$8,600

A Amounts may reflect rounding.

B Fidelity Series Government Money Market Fund commenced operations on April 22, 2016.

C Fidelity Advisor Series Short-Term Credit Fund and Fidelity Series Short-Term Credit Fund commenced operations on March 27, 2015.

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Conservative Income Bond Fund and Fidelity Intermediate Bond Fund (the “Funds”):

Services Billed by Deloitte Entities

August 31, 2016 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Conservative Income Bond Fund	$54,000	$-	$6,400	$1,500
Fidelity Intermediate Bond Fund	$163,000	$-	$6,800	$3,400

August 31, 2015 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Conservative Income Bond Fund	$51,000	$-	$6,100	$1,500
Fidelity Intermediate Bond Fund	$161,000	$-	$6,100	$1,400

A Amounts may reflect rounding.

The following table presents fees billed by PwC and Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company (“FMR”) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds (“Fund Service Providers”):

Services Billed by PwC

	August 31, 2016A,B	August 31, 2015A,B,C
Audit-Related Fees	$5,760,000	$4,730,000
Tax Fees	$10,000	$-
All Other Fees	$-	$-

A Amounts may reflect rounding.

B May include amounts billed prior to the Fidelity Series Government Money Market Fund’s commencement of operations.

C May include amounts billed prior to the Fidelity Advisor Series Short-Term Credit Fund and Fidelity Series Short-Term Credit Funds’ commencement of operations.

Services Billed by Deloitte Entities

	August 31, 2016A	August 31, 2015A
Audit-Related Fees	$35,000	$-
Tax Fees	$-	$10,000
All Other Fees	$-	$175,000

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC and Deloitte Entities for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	August 31, 2016 A,B	August 31, 2015 A,B,C
PwC	$6,610,000	$6,135,000
Deloitte Entities	$85,000	$440,000

A Amounts may reflect rounding.

B May include amounts billed prior to the Fidelity Series Government Money Market Fund’s commencement of operations.

C May include amounts billed prior to the Fidelity Advisor Series Short-Term Credit Fund and Fidelity Series Short-Term Credit Funds’ commencement of operations.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC and Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of PwC and Deloitte Entities in their  audits of the Funds, taking into account representations from PwC and Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding their independence from the Funds and their related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds’ last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/ Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	October 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	October 26, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	October 26, 2016